UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end:                      Registrant is making a filing for 13 of its series, Wells Fargo Advantage California Limited-Term Tax-Free Fund, Wells Fargo Advantage California Tax-Free Fund, Wells Fargo Advantage Colorado Tax-Free Fund, Wells Fargo Advantage High Yield Municipal Bond Fund, Well Fargo Advantage Intermediate Tax/AMT-Free Fund, Wells Fargo Advantage Minnesota Tax-Free Fund, Wells Fargo Advantage Municipal Bond Fund, Wells Fargo Advantage North Carolina Tax-Free Fund, Wells Fargo Advantage Pennsylvania Tax-Free Fund, Wells Fargo Advantage Short-Term Municipal Bond Fund, Wells Fargo Advantage Strategic Municipal Bond Fund, Wells Fargo Advantage Ultra Short-Term Municipal Income Fund, and Wells Fargo Advantage Wisconsin Tax-Free Fund. Each series had a June 30 fiscal year end.

Date of reporting period:                            December 31, 2013

ITEM 1. REPORT TO STOCKHOLDERS

================================

Wells Fargo Advantage

California Limited-Term Tax-Free Fund

Semi-Annual Report

December 31, 2013

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The last six months were marked by modest U.S. economic growth and accommodative central bank policies.

Dear Valued Shareholder:

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage California Limited-Term Tax-Free Fund for the six-month period that ended December 31, 2013. The last six months were marked by modest U.S. economic growth and accommodative central bank policies. Ten-year municipal bond yields traded in a range between 2.5% and 3.0% during the second half of 2013 after longer-term interest rates increased sharply in May and June 2013. Municipal bond returns, as measured by the Barclays Municipal Bond Index1, gained 0.14% for the six-month period that ended December 31, 2013.

Ten-year municipal bond yields averaged 2.7% during the second half of 2013.

Interest rates largely reflected both current Federal Reserve (Fed) policy and investor anticipation of the Fed’s future moves. Throughout the reporting period, the Federal Open Market Committee (FOMC)—the Fed’s monetary policymaking body—kept its key interest rate near zero in order to support the economy and the financial system. The FOMC also purchased mortgage-backed securities to support the housing market and long-term U.S. Treasuries to keep interest rates low. In mid-December, however, the FOMC conveyed confidence in the strength of the economy by announcing it would begin tapering its bond-buying program in January 2014.

Municipal yields reflected the broader U.S. interest-rate environment. At the front end of the yield curve, municipal bond yields were extremely low because of the Fed’s zero interest-rate policy. Longer-term yields were higher than short-term yields, and the yield curve remained steep. The good news from a bond investor’s perspective was that longer-term yield increases were more modest in the second half of the year than they were in the first half. Over the six-month period, five-year municipal bonds returned 1.72%—the best-performing maturity bucket—while the long-term municipal bonds returned -2.02%, the worst-performing maturity bucket.

Higher interest rates and credit concerns kept investors wary of tax-exempt investments.

Negative credit news added to investor skittishness with the asset class. The city of Detroit filed for bankruptcy on July 18, 2013. In December 2013, Detroit was judged eligible for bankruptcy and may now restructure $18 billion of debt and trim pension benefits under Chapter 9 protection. Puerto Rico debt remained under pressure during the reporting period, with rating agencies threatening to downgrade the commonwealth’s rating to junk status amid its well-known financial woes. In February 2014, after the close of the reporting period, Standard & Poor’s, Moody’s and Fitch downgraded Puerto Rico’s rating to junk status. At the end of the reporting period, credit spreads remained attractive on a historical basis, with the difference between BBB-rated and AAA-rated2 bonds greater than its average over the past 20 years.

Higher interest rates, high-profile negative credit news, and the resulting volatile bond returns created the perfect storm that diminished investor demand for tax-exempt bonds. Record municipal bond mutual fund outflows totaled just over $48 billion during the last six months of 2013. Higher individual tax rates in 2013 (the top rate is 39.6%) and now higher yield levels may counter this trend, but that remains to be seen.

Sources of positive news included economic growth, pension reform, and less supply.

Despite the unusual yet well-known credit events that garnered headlines, broader and sustainable improvements to municipal credit took place amid less fanfare. For

1.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

2.	The ratings indicated are from Standard & Poor’s. Credit-quality ratings apply to the underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds on a scale of AAA (highest) to D (lowest). Credit quality and credit quality ratings are subject to change.

Letter to shareholders (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund	3

example, economic growth continued to build, the number of jobs increased, and the economy seemed to shrug off uncertainties over the federal budget and debt limit. This economic growth helped municipal budgets, as evidenced by state tax revenues having risen on a year-over-year basis for 14 consecutive quarters. Good news on the pension front came from Illinois, where its legislature showed a willingness to fix its financial problems, which included voting for a number of pension reforms. Another positive for the municipal market was that the supply of municipal new issues declined. New bond deals were postponed amid market volatility and higher interest rates in the second half of 2013. Higher rates also took away the economic reason for refunding outstanding municipal bonds.

Don’t let short-term uncertainty derail long-term investment goals.

While periods of uncertainty can present challenges, they can also create opportunities, and experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite the unusual yet well-known credit events that garnered headlines, broader and sustainable improvements to municipal credit took place amid less fanfare.

Notice to shareholders

The Fund and Funds Management, LLC (“Funds Management”) have received an exemptive order from the SEC that permits Funds Management, subject to the approval of the Board of Trustees of the Fund, to select or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (“Multi-manager Structure”). The Multi-manager Structure applies to subadvisers that are not affiliated with Funds Management or the Fund, except to the extent that affiliation arises solely because such subadvisers provide sub-advisory services to the Fund (“Non-affiliated Subadvisers”), as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Funds Management or of another company that, indirectly or directly, wholly owns Funds Management (“Wholly-owned Subadvisers”).

Pursuant to the SEC order, Funds Management, with the approval of the Board of Trustees, has the discretion to terminate any subadvisers and allocate and reallocate the Fund’s assets among any other Non-affiliated Subadvisers or Wholly-owned Subadvisers. Funds Management, subject to oversight and supervision by the Board of Trustees, has responsibility to continue to oversee any subadvisers to the Fund and to recommend, for approval by the Board of Trustees, the hiring, termination and replacement of subadvisers for the Fund. In the event that a new subadviser is hired pursuant to the Multi-manager Structure, the Fund is required to provide notice to shareholders within 90 days.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Terry J. Goode

Adrian Van Poppel

Average annual total returns (%) as of December 31, 2013

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (SFCIX)	11-18-1992	(0.81)	3.51	2.74	1.22	3.92	2.95	0.83	0.80
Class C (SFCCX)	8-30-2002	(0.54)	3.15	2.18	0.46	3.15	2.18	1.58	1.55
Administrator Class (SCTIX)	9-6-1996	–	–	–	1.41	4.15	3.20	0.77	0.60
Barclays Municipal 1-5 Year Blend Index[3]	–	–	–	–	1.02	3.03	3.17	–	–
Barclays California Municipal 1-5 Year Blend Index[4]	–	–	–	–	1.45	3.16	3.25	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to California municipal securities risk, high-yield securities risk, and non-diversification risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund	5

Credit quality[5] as of December 31, 2013

Effective maturity distribution[6] as of December 31, 2013

1.	Reflects the expense ratios as stated in the most recent prospectuses.

2.	The Adviser has committed through October 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

3.	The Barclays Municipal 1-5 Year Blend Index is the 1-5 Year Blend Component of the Barclays Municipal Bond Index. You cannot invest directly in an index.

4.	The Barclays California Municipal 1-5 Year Blend Index is the 1-5 Year Blend Component of the Barclays California Municipal Bond Index. You cannot invest directly in an index.

5.	The credit quality of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds on a scale of AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds on a scale of Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds on a scale of AAA (highest) to D (lowest). Credit quality, and credit quality ratings, are subject to change.

6.	Effective maturity is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

6	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2013 to December 31, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2013	Ending account value 12-31-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,011.22	$4.06	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.08	0.80%
Class C
Actual	$1,000.00	$1,007.41	$7.84	1.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.39	$7.88	1.55%
Administrator Class
Actual	$1,000.00	$1,012.28	$3.04	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 98.32%

California: 91.43%
ABAG Financial Authority For Nonprofit Corporations Children’s Hospital (Health Revenue)	4.25%	12-1-2016	$305,000	$330,815
ABAG Financial Authority For Nonprofit Corporations Episcopal Senior Community (Housing Revenue)	2.50	7-1-2019	2,250,000	2,209,050
ABAG Financial Authority For Nonprofit Corporations Episcopal Senior Community (Housing Revenue)	4.00	7-1-2014	910,000	923,532
ABAG Financial Authority For Nonprofit Corporations Episcopal Senior Community (Housing Revenue)	5.00	7-1-2015	995,000	1,051,496
ABAG Financial Authority For Nonprofit Corporations Episcopal Senior Community (Housing Revenue)	5.00	7-1-2016	1,045,000	1,137,106
ABAG Financial Authority For Nonprofit Corporations Eskaton Properties Incorporated Obligated Group (Health Revenue)	4.00	11-15-2018	1,285,000	1,360,918
ABAG Financial Authority For Nonprofit Corporations Jackson Laboratory (Miscellaneous Revenue)	5.00	7-1-2019	730,000	820,841
ABAG Financial Authority For Nonprofit Corporations Jackson Laboratory (Miscellaneous Revenue)	5.00	7-1-2020	815,000	914,463
ABAG Financial Authority For Nonprofit Corporations O’Connor Woods (Health Revenue)	4.00	1-1-2019	955,000	1,023,330
ABAG Financial Authority For Nonprofit Corporations Odd Fellows of California Series A (Health Revenue)	5.00	4-1-2018	1,200,000	1,354,848
ABAG Financial Authority For Nonprofit Corporations Sharp Healthcare Series A (Health Revenue)	5.00	8-1-2019	500,000	574,345
Adelanto CA School District CAB Series B (GO, National Insured) ¤	0.00	9-1-2018	2,870,000	2,293,991
Alameda CA Corridor Transportation Authority CAB Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2019	3,000,000	2,520,000
Alameda County CA COP (Miscellaneous Revenue, Ambac Insured)	5.63	12-1-2015	550,000	602,327
Alameda County CA Joint Powers Authority Multiple Capital Projects Series A (Lease Revenue)	4.00	12-1-2019	1,000,000	1,109,070
Albany CA Limited Obligation Improvement Bonds Act of 1915 (Miscellaneous Revenue, Ambac Insured)	4.75	9-2-2019	1,305,000	1,310,585
Alhambra CA Police Facilities Assessment District #91-1 (Miscellaneous Revenue, Ambac Insured)	6.75	9-1-2023	1,765,000	1,987,902
Alvord CA Unified School District BAN (GO) ¤	0.00	5-1-2015	5,000,000	4,978,500
Alvord CA Unified School District Election of 2007 Series B (GO, AGM Insured) ¤	0.00	8-1-2016	305,000	295,600
Alvord CA Unified School District Election of 2007 Series B (GO, AGM Insured) ¤	0.00	8-1-2017	155,000	153,659
Alvord CA Unified School District Election of 2007 Series B (GO, AGM Insured) ¤	0.00	8-1-2018	475,000	481,793
Alvord CA Unified School District Election of 2007 Series B (GO, AGM Insured) ¤	0.00	8-1-2020	1,605,000	1,661,303
Anaheim CA PFA Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured)	6.00	9-1-2014	500,000	518,815
Anaheim CA Redevelopment Agency Merged Project Area Series A (Tax Revenue, AGM Insured)	4.50	2-1-2018	875,000	970,603
Antelope Valley CA Health Care District Series A (Health Revenue, AGM Insured)	5.20	1-1-2017	410,000	411,378
Baldwin Park CA Unified School District BAN (GO) ¤	0.00	8-1-2014	500,000	499,280
Bay Area Infrastructure Financing Authority of California Payment Acceleration Notes (Transportation Revenue, National Insured)	5.00	8-1-2017	1,070,000	1,095,348
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series C (Transportation Revenue) ±	0.97	4-1-2045	5,000,000	4,993,950
Brentwood CA Infrastructure Financing Authority Series A (Miscellaneous Revenue, AGM Insured)	4.00	9-2-2017	3,825,000	4,109,542
Cabrillo CA Unified School District CAB Series A (GO, Ambac Insured) ¤	0.00	8-1-2015	1,500,000	1,477,920
California (Miscellaneous Revenue) ±	4.00	12-1-2027	10,000,000	10,934,400

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California (GO, Ambac Insured)	5.00%	10-1-2016	$10,000	$10,040
California Communities Transportation Total Road Improvement COP Series B (Tax Revenue)	2.00	6-1-2014	350,000	351,950
California Communities Transportation Total Road Improvement COP Series B (Tax Revenue)	3.00	6-1-2015	360,000	369,551
California Communities Transportation Total Road Improvement COP Series B (Tax Revenue)	3.00	6-1-2016	370,000	385,092
California Communities Transportation Total Road Improvement COP Series B (Tax Revenue)	3.00	6-1-2017	380,000	395,211
California Communities Transportation Total Road Improvement COP Series B (Tax Revenue)	4.00	6-1-2018	390,000	417,799
California Community College Financing Authority Shasta-Tehama-Trinity Joint District Series A (Miscellaneous Revenue)	2.00	5-1-2014	225,000	226,064
California Community College Financing Authority Shasta-Tehama-Trinity Joint District Series A (Miscellaneous Revenue)	2.00	5-1-2015	230,000	233,427
California Community College Financing Authority Shasta-Tehama-Trinity Joint District Series A (Miscellaneous Revenue)	2.00	5-1-2016	420,000	427,027
California Community College Financing Authority Shasta-Tehama-Trinity Joint District Series A (Miscellaneous Revenue)	2.25	5-1-2017	435,000	442,217
California Department of Transportation COP Series A (Miscellaneous Revenue, National Insured)	5.25	3-1-2016	160,000	160,659
California DWR Central Valley Project Water System Series AM (Water & Sewer Revenue)	5.00	12-1-2017	6,595,000	7,679,812
California Economic Recovery Series A (Tax Revenue)	5.00	7-1-2018	3,800,000	4,448,926
California Health Facilities Financing Chinese Hospital Associates (Health Revenue)	5.00	6-1-2019	200,000	227,660
California Health Facilities Financing Fellowship Homes Incorporated (Health Revenue, Cal-Mortgage Insured)	5.00	9-1-2019	1,135,000	1,276,546
California Health Facilities Financing Paradise Valley Series A (Health Revenue)	5.00	1-1-2019	600,000	669,792
California Health Facilities Financing Paradise Valley Series A (Health Revenue)	5.00	1-1-2020	600,000	667,536
California HFA AMT Home Mortgage Series D (Housing Revenue, FGIC Insured)	4.20	2-1-2015	2,000,000	2,022,260
California HFA AMT Home Mortgage Series E (Housing Revenue)	5.00	2-1-2042	300,000	311,976
California HFA AMT Home Mortgage Series G (Housing Revenue)	5.50	8-1-2042	1,140,000	1,178,578
California HFA AMT Home Mortgage Series H (Housing Revenue, FGIC Insured)	5.75	8-1-2030	630,000	658,640
California HFA AMT Home Mortgage Series J (Housing Revenue)	5.75	8-1-2047	360,000	370,811
California HFA AMT Home Mortgage Series L (Housing Revenue, FNMA Insured)	3.95	8-1-2015	1,300,000	1,337,414
California HFA AMT Home Mortgage Series L (Housing Revenue, FGIC/FHA/VA Insured)	4.10	2-1-2015	1,750,000	1,782,638
California HFA CAB Home Mortgage Series B (Housing Revenue, FHA Insured) ¤	0.00	8-1-2015	5,000	4,542
California HFA Home Mortgage Series A (Housing Revenue, GNMA/FNMA Insured)	3.75	8-1-2020	1,570,000	1,631,104
California HFA Home Mortgage Series D (Housing Revenue, FGIC Insured)	4.30	8-1-2015	475,000	492,076
California HFFA Catholic Healthcare West Series A (Health Revenue)	5.00	3-1-2019	700,000	795,711
California HFFA Catholic Healthcare West Series C (Health Revenue, National Insured) ±(m)(n)	0.11	7-1-2022	5,300,000	5,008,500
California HFFA Catholic Healthcare West Series F (Health Revenue) ±	5.00	7-1-2027	1,000,000	1,023,770
California HFFA Catholic Healthcare West Series I (Health Revenue) ±	4.95	7-1-2026	1,790,000	1,829,541
California HFFA Catholic Healthcare West Series L (Health Revenue)	5.13	7-1-2022	320,000	340,176
California HFFA St. Joseph Health System Series B (Health Revenue) ±	5.00	7-1-2043	2,000,000	2,296,560
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A (Lease Revenue)	6.00	8-1-2023	805,000	802,633
California Municipal Finance Authority Northbay Healthcare Series A (Health Revenue) ±	2.16	11-1-2027	5,000,000	5,016,800
California PCFA (Resource Recovery Revenue) ±	5.25	6-1-2023	3,245,000	3,451,674
California PCFA Solid Waste Disposal Waste Management Project Series A (Resource Recovery Revenue) ±	5.13	7-1-2031	1,000,000	1,013,540

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund	9

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California PFOTER (GO, National Insured, Dexia Credit Local SPA) ø	0.41%	2-1-2025	$10,170,000	$10,170,000
California PFOTER Series DCL-009 (GO, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) 144Aø	0.41	8-1-2027	13,950,000	13,950,000
California PFOTER Series DCL-010 (GO, Dexia Credit Local LOC, AGM Insured) 144Aø	0.41	8-1-2027	14,990,000	14,990,000
California PFOTER Series DCL-011 (GO, Dexia Credit Local LOC, AGM Insured) 144Aø	0.41	8-1-2027	9,700,000	9,700,000
California Public Works Board Capital Project Series G (Miscellaneous Revenue)	5.00	11-1-2020	3,000,000	3,451,890
California Public Works Board Department of Corrections Series A (Miscellaneous Revenue)	6.50	9-1-2017	1,565,000	1,705,036
California Public Works Board Department of Corrections Series C (Miscellaneous Revenue)	4.00	6-1-2018	1,625,000	1,806,415
California Public Works Board Department of Corrections Series D (Miscellaneous Revenue, AGM Insured)	5.25	6-1-2015	605,000	623,180
California Public Works Board Department of Corrections Series E (Miscellaneous Revenue, Syncora Guarantee Incorporated Insured)	5.00	6-1-2015	640,000	652,666
California Public Works Board Department of Corrections Series E (Miscellaneous Revenue, National Insured)	5.50	6-1-2015	370,000	381,004
California Public Works Board Department of General Services Series A (Miscellaneous Revenue, Ambac Insured)	5.25	12-1-2017	2,000,000	2,007,460
California Public Works Board Judicial Council Projects Series D (Miscellaneous Revenue)	5.00	12-1-2019	1,000,000	1,160,820
California Public Works Board Series I (Lease Revenue)	5.00	11-1-2020	1,250,000	1,438,288
California School Cash Reserve Series E (Miscellaneous Revenue)	2.00	4-1-2014	2,250,000	2,256,728
California School Finance Authority Coastal Academy Project Series A (Education Revenue)	5.00	10-1-2022	400,000	396,060
California Series E (Miscellaneous Revenue) ±	0.95	12-1-2029	5,000,000	5,002,900
California Statewide CDA (Tax Revenue)	2.00	9-2-2015	2,000,000	2,009,460
California Statewide CDA (Health Revenue)	4.00	5-15-2017	450,000	480,348
California Statewide CDA (Health Revenue)	5.00	5-15-2018	610,000	678,954
California Statewide CDA (Education Revenue)	5.88	7-1-2022	2,395,000	2,488,333
California Statewide CDA American Baptist Homes West (Health Revenue)	2.10	10-1-2019	2,930,000	2,897,770
California Statewide CDA American Baptist Homes West (Housing Revenue)	4.25	10-1-2015	1,195,000	1,223,381
California Statewide CDA COP (Health Revenue)	4.00	6-1-2015	325,000	340,571
California Statewide CDA COP Health Facilities Series A (Miscellaneous Revenue, National Insured)	5.50	9-1-2014	255,000	263,193
California Statewide CDA Eskaton Properties Incorporated Obligated Group (Health Revenue)	4.00	11-15-2014	545,000	561,165
California Statewide CDA Eskaton Properties Incorporated Obligated Group (Health Revenue)	4.00	11-15-2015	1,000,000	1,049,870
California Statewide CDA Eskaton Properties Incorporated Obligated Group (Health Revenue)	4.00	11-15-2016	1,000,000	1,064,920
California Statewide CDA Health Facilities Catholic Series F (Health Revenue, AGM Insured) ±(m)	0.30	7-1-2040	1,000,000	1,000,000
California Statewide CDA Henry Mayo Memorial Hospital Series B (Health Revenue, Ambac Insured)	4.00	10-1-2014	400,000	405,240
California Statewide CDA Kaiser Permanente Series B (Health Revenue) ±	3.90	8-1-2031	750,000	763,140
California Statewide CDA Kaiser Permanente Series E (Health Revenue) ±	5.00	4-1-2044	4,000,000	4,525,640
California Statewide CDA MFHR ROC RR-II-R-13104CE (Housing Revenue, Citibank NA LIQ) 144Aø	0.56	9-6-2035	2,400,000	2,400,000
California Statewide CDA MFHR ROC RR-II-R-13105CE (Housing Revenue, Citibank NA LIQ) 144Aø	0.56	12-14-2016	6,400,000	6,400,000

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California Statewide CDA Monterey Community Hospital (Health Revenue)	3.25%	6-1-2016	$415,000	$439,506
California Statewide CDA Pleasant Hill Downtown Community (Tax Revenue)	3.00	9-1-2014	190,000	192,557
California Statewide CDA Pleasant Hill Downtown Community (Tax Revenue)	3.00	9-1-2015	235,000	241,256
California Statewide CDA Pleasant Hill Downtown Community (Tax Revenue)	3.00	9-1-2016	145,000	149,862
California Statewide CDA Pleasant Hill Downtown Community (Tax Revenue)	3.00	9-1-2017	150,000	154,374
California Statewide CDA Pleasant Hill Downtown Community (Tax Revenue)	3.00	9-1-2018	235,000	239,225
California Statewide CDA Pleasant Hill Downtown Community (Tax Revenue)	3.50	9-1-2019	240,000	245,071
California Statewide CDA Redwoods Project (Health Revenue, Cal-Mortgage Insured)	3.00	11-15-2018	400,000	412,788
California Statewide CDA Sherman Oaks Project Series A (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2014	800,000	823,032
California Statewide CDA St. Joseph Hospital (Health Revenue, AGM Insured)	4.50	7-1-2018	910,000	981,708
California Statewide CDA University of California Irvine East Campus Apartments Phase I (Housing Revenue)	5.00	5-15-2017	1,000,000	1,103,190
California Statewide CDA University of California Irvine East Campus Apartments Phase II (Education Revenue)	5.00	5-15-2015	1,500,000	1,580,985
California Statewide CDA University of California Irvine East Campus Apartments Phase II (Education Revenue)	5.00	5-15-2016	380,000	411,969
California Statewide HFFA Casa Colina Obligated Group (Health Revenue)	4.00	4-1-2015	400,000	413,064
California Statewide HFFA Casa Colina Obligated Group (Health Revenue)	4.00	4-1-2016	400,000	421,444
California Statewide HFFA Casa Colina Obligated Group (Health Revenue)	4.00	4-1-2017	400,000	424,656
California Statewide HFFA Casa Colina Obligated Group (Health Revenue)	5.00	4-1-2018	400,000	442,628
California Veterans Bonds Series CA (GO)	4.45	12-1-2017	1,000,000	1,048,790
Carlsbad CA Improvement Bond Act of 1915 (Miscellaneous Revenue)	3.00	9-2-2017	415,000	428,591
Carlsbad CA Improvement Bond Act of 1915 (Miscellaneous Revenue)	3.00	9-2-2018	300,000	308,061
Carlsbad CA Improvement Bond Act of 1915 (Miscellaneous Revenue)	3.00	9-2-2019	540,000	542,846
Centinela Valley CA Union High School District CAB Series A (GO, AGM Insured) ¤	0.00	8-1-2015	375,000	367,710
Centralia CA School District (GO, AGM Insured)	4.00	8-1-2018	375,000	410,869
Chula Vista CA COP (Miscellaneous Revenue, National Insured)	4.50	8-1-2016	430,000	433,169
Clovis CA PFA (Water & Sewer Revenue, Ambac Insured)	5.00	8-1-2015	375,000	396,911
Colton CA PFA Series A (Utilities Revenue)	4.00	4-1-2019	415,000	453,354
Compton CA Community College District (GO)	5.00	7-1-2017	1,225,000	1,346,888
Compton CA Community RDA 2nd Lien (Tax Revenue)	3.50	8-1-2014	1,130,000	1,135,582
Compton CA Solid Waste Management Facilities (Resource Recovery Revenue)	4.80	8-1-2020	155,000	164,791
Compton CA TRAN Series A (Miscellaneous Revenue)	3.75	6-1-2014	2,900,000	2,895,998
Compton CA Unified School District Election of 2002 CAB Series D (GO, Ambac Insured) ¤	0.00	6-1-2017	3,575,000	3,295,900
Contra Costa County CA Transportation Authority Series A (Tax Revenue) ±	0.48	3-1-2034	2,000,000	1,991,900
Corona Norco CA Unified School District Junior Lien Series B (Tax Revenue)	2.00	9-1-2015	220,000	221,824
Corona Norco CA Unified School District Junior Lien Series B (Tax Revenue)	2.50	9-1-2016	445,000	452,881
Corona Norco CA Unified School District Junior Lien Series B (Tax Revenue)	2.75	9-1-2017	470,000	479,518
Corona Norco CA Unified School District Junior Lien Series B (Tax Revenue)	3.00	9-1-2018	475,000	483,541
Corona Norco CA Unified School District Junior Lien Series B (Tax Revenue)	4.00	9-1-2017	500,000	528,630
Corona Norco CA Unified School District Junior Lien Series B (Tax Revenue)	5.00	9-1-2019	500,000	550,640
Culver City CA RDFA (Tax Revenue, Ambac Insured)	5.50	11-1-2014	345,000	351,465
Culver City CA Redevelopment Agency CAB Tax Allocation Series A (Tax Revenue) ¤	0.00	11-1-2019	2,575,000	2,082,325
Cypress CA Elementary School District (Miscellaneous Revenue)	2.00	5-1-2017	335,000	336,511
Cypress CA Elementary School District (Miscellaneous Revenue)	2.25	5-1-2018	455,000	452,689
Cypress CA Elementary School District (Miscellaneous Revenue)	2.50	5-1-2019	485,000	476,745
Delano County CA Financing Authority Police Station Project Series A (Miscellaneous Revenue)	4.00	12-1-2016	1,040,000	1,116,742

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund	11

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
El Centro CA Financing Authority Series A (Water & Sewer Revenue, AGM Insured)	2.50%	10-1-2016	$460,000	$474,982
El Centro CA Financing Authority Series A (Water & Sewer Revenue, AGM Insured)	2.50	10-1-2017	475,000	489,089
El Centro CA Financing Authority Series A (Water & Sewer Revenue, AGM Insured)	2.50	10-1-2018	485,000	494,264
El Cerrito CA Redevelopment Agency Tax Allocation Series A (Tax Revenue, National Insured)	5.00	7-1-2019	690,000	690,780
El Dorado CA Community Facilities District #19-1 (Tax Revenue)	4.00	9-1-2018	1,000,000	1,073,530
El Dorado CA Community Facilities District #92-1 (Tax Revenue)	4.00	9-1-2017	1,135,000	1,219,399
El Dorado CA Irrigation District & Water Agency Series A (Miscellaneous Revenue, National Insured)	5.00	3-1-2017	500,000	503,915
Emeryville CA PFA Emeryville Redevelopment Project Series A (Miscellaneous Revenue, National Insured)	5.25	9-1-2015	1,265,000	1,268,517
Emeryville CA PFA Emeryville Redevelopment Project Series A (Miscellaneous Revenue, National Insured)	5.25	9-1-2017	1,400,000	1,402,982
Emeryville CA PFA Emeryville Redevelopment Project Series A (Miscellaneous Revenue, National Insured)	5.25	9-1-2020	1,635,000	1,636,733
Encinitas CA Community Facilities District Ranch Public Improvements Project (Tax Revenue)	4.00	9-1-2017	1,180,000	1,273,704
Folsom Cordova CA Unified School District School Facilities Improvement District #1 Series A (GO, National Insured)	5.50	10-1-2015	370,000	371,365
Fontana CA PFA (Miscellaneous Revenue, Ambac Insured)	5.25	9-1-2017	1,015,000	1,048,059
Fontana CA RDA Jurupa Hills Project Series A (Tax Revenue)	5.50	10-1-2017	50,000	50,351
Fontana CA RDA Sierra Corridor Commercial Project (Tax Revenue, National Insured)	4.50	9-1-2015	825,000	859,122
Foothill Eastern Transportation Corridor Agency Series B1 (Transportation Revenue) ±%%	5.00	1-15-2053	7,750,000	8,347,680
Foothill-Eastern CA Transportation Corridor Agency CAB (Transportation Revenue, National Insured) ¤	0.00	1-15-2017	580,000	491,997
Fowler CA Unified School District School Facilities Improvement District #1 (GO, National Insured)	5.20	7-1-2020	1,730,000	1,919,816
Fresno CA Unified School District Series C (GO, National Insured)	5.80	2-1-2015	475,000	501,871
Fresno County CA Financing Authority Lease Series A (Miscellaneous Revenue, AGM Insured)	3.00	8-1-2019	970,000	1,009,663
Fullerton CA Community Facilities District (Tax Revenue)	3.50	9-1-2017	565,000	593,160
Fullerton CA Community Facilities District (Tax Revenue)	4.00	9-1-2018	610,000	649,290
Fullerton CA Community Facilities District (Tax Revenue)	4.00	9-1-2019	665,000	701,854
Fullerton CA School District Financing Authority (Tax Revenue, AGM Insured)	3.00	9-1-2017	450,000	470,039
Fullerton CA School District Financing Refunding Senior Lien Series A (Tax Revenue, AGM Insured)	4.00	9-1-2018	400,000	433,652
Garden Grove CA Agency for Community Development (Tax Revenue, Ambac Insured)	5.25	10-1-2016	600,000	601,548
Golden Empire CA Schools Finance Authority Kern High School District Project (Miscellaneous Revenue) ±	0.36	5-1-2014	2,000,000	2,000,100
Golden West CA Schools Financing Authority 1999 CAB Series A (Miscellaneous Revenue, National Insured) ¤	0.00	2-1-2014	235,000	234,852
Golden West CA Schools Financing Authority 1999 CAB Series A (Miscellaneous Revenue, National Insured)	5.75	2-1-2015	200,000	209,562
Golden West CA Schools Financing Authority 1999 CAB Series A (Miscellaneous Revenue, National Insured)	5.75	8-1-2015	265,000	283,171
Hawthorne CA School District Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2015	100,000	98,056
Hawthorne CA School District Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2016	155,000	148,323
Hawthorne CA School District Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2017	165,000	152,990
Hayward CA Unified School District COP (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2016	300,000	314,238
Hayward CA Unified School District COP (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2017	705,000	743,507

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Hayward CA Unified School District COP (Miscellaneous Revenue, AGM Insured)	3.00%	6-1-2018	$725,000	$757,886
Hayward CA Unified School District COP (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2019	750,000	774,713
Hemet CA Unified School District COP (Miscellaneous Revenue) ø	0.91	10-1-2036	9,000,000	9,000,540
Horicon CA Elementary School District (GO, Ambac Insured)	4.00	8-1-2014	295,000	299,832
Imperial Beach CA RDA Palm Avenue Commercial Redevelopment Project (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	6-1-2020	775,000	830,165
Imperial CA PFA Wastewater Facility (Water & Sewer Revenue)	4.00	10-15-2014	490,000	501,956
Imperial CA PFA Wastewater Facility (Water & Sewer Revenue)	4.00	10-15-2016	265,000	283,070
Industry CA PFA Tax Allocation Revenue Bond (Tax Revenue, National Insured)	4.00	5-1-2018	1,000,000	1,007,180
Inglewood CA Unified School District (Tax Revenue, AGM Insured)	5.00	10-15-2014	1,000,000	1,033,270
Inglewood CA Unified School District (Tax Revenue, AGM Insured)	5.00	10-15-2015	1,500,000	1,607,385
Inland Valley CA Development Agency Series B (Tax Revenue) ±	4.25	3-1-2041	2,500,000	2,575,350
Inland Valley CA Development Agency Series C (Tax Revenue) ±	4.50	3-1-2041	3,000,000	3,176,310
Irvine CA Limited Obligation Improvement Bonds Reassessment District #12-1 (Miscellaneous Revenue)	4.00	9-2-2018	1,325,000	1,443,892
Irvine CA Public Facilities & Infrastructure Authority Series A (Miscellaneous Revenue)	3.00	9-2-2018	1,195,000	1,204,942
Kern CA Community College District COP (Miscellaneous Revenue)	4.00	4-1-2014	1,485,000	1,498,751
Keyes CA Unified School District CAB (GO, National Insured) ¤	0.00	8-1-2015	150,000	145,431
Keyes CA Unified School District CAB (GO, National Insured) ¤	0.00	8-1-2016	155,000	145,990
La Quinta CA Financing Authority Series A (Tax Revenue, Ambac Insured)	5.25	9-1-2015	940,000	969,516
La Quinta CA RDA Successor Tax Allocation La Quinta Redevelopment Project Areas 1 & 2 Series A (Tax Revenue)	5.00	9-1-2019	1,150,000	1,316,187
La Quinta CA RDA Successor Tax Allocation La Quinta Redevelopment Project Areas 1 & 2 Series B (Tax Revenue)	5.00	9-1-2020	1,045,000	1,187,705
Lake Elsinore CA PFFA (Tax Revenue, Ambac Insured)	4.00	9-1-2016	1,830,000	1,909,312
Lake Elsinore CA School Financing Authority (Tax Revenue)	3.00	9-1-2016	1,420,000	1,459,007
Lammersville CA Joint Unified School Community Facilities District #2002 (Tax Revenue)	2.00	9-1-2014	675,000	679,543
Lammersville CA Joint Unified School Community Facilities District #2002 (Tax Revenue)	2.00	9-1-2015	750,000	756,218
Lancaster CA RDA Combined Project Areas (Tax Revenue)	4.50	8-1-2014	750,000	757,793
Lancaster CA RDA Combined Project Areas (Tax Revenue)	4.75	8-1-2015	585,000	600,701
Lee Lake CA Public Financing Authority Senior Lien Series A (Tax Revenue)	4.00	9-1-2017	1,620,000	1,739,313
Long Beach CA Bond Finance Authority Natural Gas Purchase Series A (Utilities Revenue)	5.00	11-15-2015	1,250,000	1,334,925
Long Beach CA Harbor AMT Series A (Airport Revenue, National Insured)	5.00	5-15-2016	500,000	529,410
Long Beach CA Senior Refunding Bonds Series B (Airport Revenue)	4.00	6-1-2014	995,000	1,009,567
Los Alamitos CA Unified School District TRAN (GO) ¤	0.00	9-1-2016	1,000,000	983,170
Los Angeles CA CDA Earthquake Disaster Project Series D (Tax Revenue)	5.00	9-1-2014	255,000	262,051
Los Angeles CA CDA Earthquake Disaster Project Series D (Tax Revenue)	5.00	9-1-2015	375,000	394,519
Los Angeles CA Community Redevelopment Agency (Tax Revenue, AGM Insured)	5.50	12-1-2018	2,225,000	2,314,712
Los Angeles CA Unified School District COP Multiple Properties Series A (Miscellaneous Revenue)	5.00	12-1-2015	1,750,000	1,897,438
Los Angeles CA Unified School District Election of 2004 Series F (GO, FGIC Insured)	5.00	7-1-2020	2,500,000	2,765,550
Los Angeles County CA Capital Asset Leasing Corporation Series B (Miscellaneous Revenue, Ambac Insured)	6.00	12-1-2014	200,000	208,382
Los Angeles County CA Capital Asset Leasing Corporation Series B (Miscellaneous Revenue, Ambac Insured)	6.00	12-1-2015	1,835,000	1,985,323
Los Angeles County CA Capital Asset Leasing Corporation Series B (Miscellaneous Revenue, Ambac Insured)	6.00	12-1-2016	3,285,000	3,657,552
Los Angeles County CA Community Facilities District #5 Rowland Heights Area (Tax Revenue, AGM Insured)	5.00	9-1-2019	880,000	886,714
Los Angeles County CA COP CAB Disney Package Projects (Miscellaneous Revenue) ¤	0.00	3-1-2014	100,000	99,935

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund	13

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Los Angeles County CA COP CAB Disney Package Projects (Miscellaneous Revenue) ¤	0.00%	3-1-2017	$675,000	$639,252
Los Angeles County CA Metropolitan Transportation Authority Series A (Tax Revenue)	5.00	7-1-2017	7,880,000	9,052,465
Los Angeles County CA Public Works Financing Authority Master Project Series A (Miscellaneous Revenue, National Insured)	5.00	9-1-2014	690,000	709,568
Los Angeles County CA Public Works Financing Authority Master Project Series A (Miscellaneous Revenue, National Insured)	5.00	12-1-2016	1,715,000	1,846,969
Los Angeles County CA Public Works Financing Authority Master Project Series B (Miscellaneous Revenue, National Insured)	5.00	9-1-2018	400,000	441,192
Los Angeles County CA Public Works Multiple Capital Projects (Miscellaneous Revenue)	5.00	8-1-2020	500,000	579,735
Los Angeles County CA Redevelopment Refunding Authority Hollywood Redevelopment Project (Tax Revenue)	5.00	7-1-2019	1,780,000	2,041,820
Los Angeles County CA Redevelopment Refunding Authority Series D (Tax Revenue)	5.00	9-1-2018	2,570,000	2,878,040
Los Angeles County CA Redevelopment Refunding Authority Series D (Tax Revenue)	5.00	9-1-2019	2,545,000	2,840,525
Los Angeles County CA Schools Regionalized Business Services Corporation Series A (Miscellaneous Revenue, AGM Insured)	3.00	9-1-2017	595,000	619,127
Los Angeles County CA Schools Regionalized Business Services Corporation Series B (Miscellaneous Revenue, National Insured)	5.00	6-1-2016	1,000,000	1,079,400
Los Angeles County CA Schools Regionalized Business Services Corporation Series B (Miscellaneous Revenue, National Insured)	5.00	6-1-2017	1,010,000	1,109,222
Lynwood CA Unified School District CAB (GO) ¤	0.00	8-1-2014	2,000,000	1,993,140
Mendocino County CA COP Series A (Miscellaneous Revenue, AGM Insured)	3.25	6-1-2018	1,115,000	1,190,017
Mendocino County CA COP Series A (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2015	1,020,000	1,056,241
Mendocino County CA COP Series A (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2017	1,085,000	1,154,494
Merced CA Union High School CAB Series A (GO, National Insured) ¤	0.00	8-1-2019	2,190,000	1,874,180
Merrill Lynch PFOTER Series PT-4211 (GO, Dexia Credit Local SPA) 144Aø	0.41	2-1-2025	13,985,000	13,985,000
Modesto CA Irrigation District Electric Refunding Revenue Bond Series A (Utilities Revenue)	5.00	7-1-2020	500,000	581,250
Monrovia CA RDA Subordinated Central Project #1 (Tax Revenue)	4.00	8-1-2016	725,000	771,096
Monrovia CA RDA Subordinated Central Project #1 (Tax Revenue)	4.00	8-1-2017	755,000	808,039
Monrovia CA RDA Subordinated Central Project #1 (Tax Revenue)	4.00	8-1-2018	785,000	839,895
Monrovia CA RDA Subordinated Central Project #1 (Tax Revenue)	4.00	8-1-2019	815,000	862,180
Moreno Valley CA Unified School District Financing Authority Series A (Tax Revenue, AGM Insured)	5.00	8-15-2014	1,000,000	1,005,870
Mount Pleasant CA Elementary School District CAB Election of 1998 Series S (GO, Ambac Insured) ¤	0.00	9-1-2014	1,070,000	1,066,298
Murrieta CA PFA (Tax Revenue)	5.00	9-1-2017	870,000	961,898
Natomas CA Unified School District (GO, AGM Insured)	3.00	9-1-2017	955,000	1,013,503
Natomas CA Unified School District (GO, AGM Insured)	3.00	9-1-2018	1,025,000	1,082,749
Natomas CA Unified School District (GO, AGM Insured)	3.00	9-1-2019	1,000,000	1,036,930
Newhall CA School District (Miscellaneous Revenue) ¤	0.00	8-1-2018	15,680,000	14,586,320
Newhall CA School District BAN School Facilities Improvement (GO) ¤	0.00	8-1-2017	9,000,000	8,625,240
Norco CA RDA Project Area #1 (Tax Revenue)	4.00	3-1-2014	100,000	100,542
North City CA West School Facilities Financing Authority Series C (Tax Revenue, Ambac Insured)	5.00	9-1-2018	1,125,000	1,251,405
Norwalk CA Community Facilities Financing Series A (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2018	415,000	448,026
Norwalk CA Community Facilities Financing Series A (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2019	280,000	300,314
Norwalk CA Community Facilities Financing Series A (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2020	350,000	369,432

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Norwalk CA Community Facilities Financing Series B (Miscellaneous Revenue, AGM Insured)	4.00%	6-1-2018	$610,000	$655,604
Norwalk CA Community Facilities Financing Series B (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2019	625,000	666,431
Norwalk CA Community Facilities Financing Series B (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2020	650,000	679,523
Oakland CA Financing Authority Housing Set-Aside (Tax Revenue, Ambac Insured)	5.00	9-1-2018	2,000,000	2,099,940
Oakland CA Joint Powers Financing Authority Oakland Convention Centers (Miscellaneous Revenue, Ambac Insured)	5.50	10-1-2014	680,000	699,230
Oakland CA Joint Powers Financing Authority Series A1 (Miscellaneous Revenue, AGM Insured)	5.25	1-1-2017	1,885,000	2,089,259
Oakland CA Successor Agency Refunding Sub Lien Central District Redevelopment Project (Tax Revenue)	4.00	9-1-2018	3,215,000	3,513,963
Oakland CA Unified School District (GO, National Insured)	4.00	8-1-2015	185,000	192,276
Oakland CA Unified School District Alameda County Election of 2000 (GO, National Insured)	5.00	8-1-2015	500,000	527,460
Oakland CA Unified School District Alameda County Election of 2000 (GO, National Insured)	5.00	8-1-2016	530,000	557,894
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO)	3.00	8-1-2015	640,000	657,805
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO)	3.00	8-1-2016	540,000	559,489
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO)	4.00	8-1-2014	435,000	443,043
Oakland CA Unified School District Alameda County Election of 2012 (GO)	4.00	8-1-2015	3,725,000	3,886,851
Oakland CA Unified School District Alameda County Election of 2012 (GO)	5.00	8-1-2016	3,425,000	3,721,365
Oakland CA Unified School District Alameda County Election of 2012 (GO)	5.00	8-1-2017	2,250,000	2,472,390
Orange County CA Development Agency Santa Ana Heights Project (Tax Revenue) %%	5.00	9-1-2018	200,000	223,972
Orange County CA Development Agency Santa Ana Heights Project (Tax Revenue) %%	5.00	3-1-2019	1,060,000	1,182,992
Orange County CA Development Agency Santa Ana Heights Project (Tax Revenue) %%	5.00	9-1-2019	1,085,000	1,213,410
Orange County CA Development Agency Santa Ana Heights Project (Tax Revenue) %%	5.00	3-1-2020	1,110,000	1,226,350
Orange County CA Development Agency Santa Ana Heights Project (Tax Revenue) %%	5.00	9-1-2020	1,140,000	1,257,671
Orange Cove CA Irrigation District (Water & Sewer Revenue)	3.15	2-1-2019	660,000	662,983
Oxnard CA Harbor District Series A (Airport Revenue)	5.00	8-1-2015	1,960,000	2,068,486
Oxnard CA Harbor District Series A (Airport Revenue)	5.00	8-1-2018	2,275,000	2,511,509
Pacifica CA COP City of Pacifica Financing Authority (Miscellaneous Revenue, Ambac Insured)	4.50	1-1-2016	745,000	785,543
Palm Springs CA Financing Authority Convention Center Project Series A (Miscellaneous Revenue)	3.00	11-1-2017	1,280,000	1,328,550
Palm Springs CA Sub Lien Palm Springs International Airport (Airport Revenue)	5.30	7-1-2014	430,000	434,360
Palmdale CA Financing Authority Lease Refunding (Miscellaneous Revenue, AGM Insured)	4.00	9-1-2019	545,000	578,229
Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	2.50	9-2-2015	285,000	290,338
Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	2.50	9-2-2016	330,000	335,867
Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	3.00	9-2-2018	415,000	425,927
Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	4.00	9-2-2021	450,000	462,452
Palo Verde CA Unified School District FlexFund Program (Miscellaneous Revenue)	4.80	9-1-2027	849,901	858,630
Palomar CA Palomar County Election of 2006 Series B (GO) ¤	0.00	8-1-2016	250,000	243,190
Palomar CA Palomar County Election of 2006 Series B (GO) ¤	0.00	8-1-2017	880,000	828,494
Palomar Pomerado CA Health System CAB (GO, National Insured) ¤	0.00	8-1-2017	2,000,000	1,874,260

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund	15

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Patterson CA Joint Unified School District CAB Series A (GO, National Insured) ¤	0.00%	8-1-2015	$140,000	$135,120
Pioneers CA Memorial Healthcare District (GO)	4.00	10-1-2015	400,000	417,836
Pioneers CA Memorial Healthcare District (GO)	4.00	10-1-2017	810,000	871,876
Pittsburg CA Redevelopment Agency Tax Allocation Los Medanos Community Development Project Series A (Tax Revenue, National Insured)	5.00	8-1-2018	900,000	901,575
Placentia CA Redevelopment Agency Project (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2018	555,000	606,338
Placentia CA Redevelopment Agency Project (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2019	580,000	631,260
Placentia CA Redevelopment Agency Project (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2020	600,000	678,492
Pleasant Valley CA Unified School District Ventura County PFOTER (GO, National Insured, Dexia Bank SPA) ø	0.44	8-1-2031	4,155,000	4,155,000
Pomona CA Public Financing Authority Revenue Unrefunded Balance Merfed Redevelopment (Tax Revenue, Ambac Insured)	5.25	2-1-2018	725,000	727,081
Pomona Valley CA Educational Joint Powers Refunding (Miscellaneous Revenue)	4.00	8-1-2016	805,000	866,462
Pomona Valley CA Educational Joint Powers Refunding (Miscellaneous Revenue)	4.00	8-1-2017	1,635,000	1,779,534
Poway CA Community Facilities District #88-1 Parkway Business (Tax Revenue)	3.63	8-15-2014	1,100,000	1,117,336
Poway CA RDA Paguay Project Series A (Tax Revenue, National Insured)	4.50	6-15-2014	580,000	580,000
Poway CA RDA Paguay Project Series A (Tax Revenue, National Insured)	5.25	6-15-2017	1,190,000	1,194,784
Poway CA Unified School District (Tax Revenue)	3.00	9-15-2017	625,000	648,794
Poway CA Unified School District (Tax Revenue)	3.00	9-15-2018	755,000	775,030
Poway CA Unified School District (Tax Revenue)	4.00	9-15-2020	335,000	351,140
Poway CA Unified School District (Tax Revenue)	4.00	9-15-2021	325,000	333,990
Poway CA Unified School District Community Facilities District #6 4S Ranch (Tax Revenue)	4.00	9-1-2017	500,000	537,920
Poway CA Unified School District Community Facilities District #6 4S Ranch (Tax Revenue)	4.00	9-1-2018	450,000	483,917
Poway CA Unified School District PFA Tranche Series B (Miscellaneous Revenue, AGM Insured, Dexia Credit Local SPA) ¤	0.00	12-1-2042	2,080,000	2,067,478
Rancho Santa Fe CA Community Services District Superior Lien Series A (Tax Revenue)	3.00	9-1-2014	620,000	627,477
Rancho Santa Fe CA Community Services District Superior Lien Series A (Tax Revenue)	3.13	9-1-2015	675,000	692,638
Rancho Santa Fe CA Community Services District Superior Lien Series A (Tax Revenue)	3.50	9-1-2016	725,000	753,210
Redondo Beach CA Unified School District CAB Election of 2008 Series E (GO) ¤	0.00	8-1-2016	225,000	218,534
Redondo Beach CA Unified School District CAB Election of 2008 Series E (GO) ¤	0.00	8-1-2018	345,000	311,887
Redondo Beach CA Unified School District CAB Election of 2008 Series E (GO) ¤	0.00	8-1-2020	460,000	374,817
Ridgecrest CA Redevelopment Agency Ridgecrest Project (Tax Revenue)	3.38	6-30-2014	1,060,000	1,068,968
Ridgecrest CA Redevelopment Agency Ridgecrest Project (Tax Revenue)	3.75	6-30-2015	630,000	646,972
Riverside CA Community College District Election of 2004 Series D (GO) ¤	0.00	8-1-2020	535,000	439,738
Riverside CA Community Facilities District #88-1 Series A (Tax Revenue) ±	4.00	9-1-2014	1,025,000	1,043,542
Riverside CA Unified School District (GO, AGC/National Insured, Morgan Stanley Bank LIQ) ø144A	0.21	9-1-2030	8,855,000	8,855,000
Riverside CA Unified School District Financing Authority Superior Lien Series A (Miscellaneous Revenue)	4.00	9-1-2018	1,735,000	1,849,909
Riverside County CA Asset Leasing Corporation County Administrative Center Refunding Project (Miscellaneous Revenue)	4.00	11-1-2016	640,000	695,802
Riverside County CA Asset Leasing Corporation County Administrative Center Refunding Project (Miscellaneous Revenue)	4.00	11-1-2017	490,000	539,813
Riverside County CA Asset Leasing Corporation Riverside Hospital Project (Miscellaneous Revenue, National Insured) ¤	0.00	6-1-2019	1,000,000	815,030

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Riverside County CA PFA Jurupa Valley Desert & Interstate 215 (Tax Revenue, National Insured)	4.50%	10-1-2015	$130,000	$136,315
Riverside County CA PFA Jurupa Valley Desert & Interstate 215 (Tax Revenue, National Insured)	5.00	10-1-2014	1,000,000	1,026,550
Riverside County CA Public Financing County Facilities Projects (Miscellaneous Revenue)	4.00	5-1-2018	810,000	874,241
Riverside County CA Public Financing County Facilities Projects (Miscellaneous Revenue)	4.00	5-1-2020	795,000	833,677
Riverside County CA Public Financing County Facilities Projects (Miscellaneous Revenue)	5.00	5-1-2019	840,000	938,305
Robla CA School District Series B (GO, National Insured) ¤	0.00	8-1-2018	715,000	608,901
Roseville CA Natural Gas Financing Authority (Utilities Revenue)	5.00	2-15-2014	1,250,000	1,256,375
Roseville CA Natural Gas Financing Authority (Utilities Revenue)	5.00	2-15-2015	1,000,000	1,043,310
Sacramento CA Airport Grant Series D (Airport Revenue)	5.00	7-1-2014	1,000,000	1,021,320
Sacramento CA Regional Art Facilities Financing Authority COP (Miscellaneous Revenue, Ambac Insured)	4.10	9-1-2015	150,000	150,261
Sacramento CA Regional Transportation District Farebox Revenue (Transportation Revenue)	5.00	3-1-2019	500,000	562,830
Sacramento County CA COP Public Facilities Project (Miscellaneous Revenue, Ambac Insured)	4.50	2-1-2016	440,000	466,114
Sacramento County CA COP Public Facilities Project (Miscellaneous Revenue, Ambac Insured)	4.50	2-1-2019	755,000	782,716
San Bernardino City CA Unified School District Series A (GO, AGM Insured)	5.00	8-1-2019	575,000	659,077
San Bernardino County CA COP Arrowhead Project Series A (Miscellaneous Revenue)	5.50	8-1-2020	1,000,000	1,130,490
San Bernardino County CA COP Justice Center Airport Improvements (Miscellaneous Revenue, National Insured)	5.00	7-1-2015	1,075,000	1,122,913
San Bernardino County CA COP Justice Center Airport Improvements (Miscellaneous Revenue, National Insured)	5.00	7-1-2016	430,000	457,941
San Bernardino County CA COP Medical Centre Financing Project (Miscellaneous Revenue, National Insured)	5.50	8-1-2017	1,115,000	1,159,187
San Bernardino County CA Joint Powers Financing Authority Series A (Tax Revenue, AGM Insured)	5.75	10-1-2014	1,425,000	1,468,605
San Buenaventura CA Community Mental Health System (Health Revenue)	6.00	12-1-2019	2,000,000	2,165,020
San Diego CA Community Facilities District 3 (Tax Revenue)	5.00	9-1-2016	415,000	452,250
San Diego CA Community Facilities District 3 (Tax Revenue)	5.00	9-1-2018	460,000	511,842
San Diego CA Community Facilities District 3 (Tax Revenue)	5.00	9-1-2019	285,000	315,429
San Diego CA PFFA Ballpark Series A (Miscellaneous Revenue, Ambac Insured)	5.00	2-15-2016	1,825,000	1,987,389
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	3.00	9-1-2014	355,000	358,039
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	3.50	9-1-2015	365,000	374,140
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	4.00	9-1-2016	380,000	398,749
San Diego CA RDA Naval Training Center Series A (Tax Revenue, Ambac Insured)	4.50	9-1-2017	555,000	581,773
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	4.50	9-1-2017	345,000	367,598
San Diego CA RDA Tax Allocation Centre Series A (Tax Revenue, AGM Insured) ¤	0.00	9-1-2018	635,000	564,769
San Diego CA RDA Tax Allocation Centre Series A (Tax Revenue, Syncora Guarantee Incorporated Insured)	5.00	9-1-2014	665,000	683,341
San Diego CA RDA Tax Allocation Centre Series A (Tax Revenue, Syncora Guarantee Incorporated Insured)	5.25	9-1-2015	2,215,000	2,276,754
San Francisco CA City & County RDA Successor Agency CFD #6 Series A (Tax Revenue)	3.00	8-1-2016	400,000	414,032
San Francisco CA City & County RDA Successor Agency CFD #6 Series A (Tax Revenue)	3.00	8-1-2017	205,000	212,284
San Francisco CA City & County RDA Successor Agency CFD #6 Series A (Tax Revenue)	3.00	8-1-2018	525,000	538,865
San Francisco CA City & County RDA Successor Agency CFD #6 Series A (Tax Revenue)	4.00	8-1-2017	885,000	948,755
San Francisco CA City & County RDA Successor Agency CFD #6 Series A (Tax Revenue)	5.00	8-1-2018	500,000	560,015
San Francisco CA City & County RDA Successor Agency CFD #6 Series A (Tax Revenue)	5.00	8-1-2019	555,000	619,519

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund	17

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
San Francisco CA City & County RDFA Mission Bay North Redevelopment Series C (Tax Revenue)	4.50%	8-1-2014	$125,000	$127,211
San Francisco CA City & County RDFA Mission Bay North Redevelopment Series C (Tax Revenue)	4.50	8-1-2016	310,000	330,947
San Francisco CA City & County RDFA Mission Bay South Redevelopment Series D (Tax Revenue)	5.00	8-1-2014	500,000	510,550
San Francisco CA City & County RDFA San Francisco Redevelopment Project Series B (Tax Revenue, National Insured)	5.00	8-1-2015	910,000	955,354
San Francisco CA City & County RDFA San Francisco Redevelopment Project Series B (Tax Revenue, National Insured)	5.25	8-1-2018	2,000,000	2,005,440
San Joaquin Hills County CA Transportation Corridor Agency CAB Series A (Transportation Revenue, National Insured) ¤	0.00	1-15-2015	2,830,000	2,733,299
San Jose CA Airport Series A (Airport Revenue, Ambac Insured)	5.50	3-1-2018	4,350,000	5,004,110
San Jose CA Airport Series A (Airport Revenue, AGM/Ambac Insured)	5.50	3-1-2019	5,220,000	5,787,049
San Jose CA Airport Series B PUTTER (Airport Revenue, JPMorgan Chase & Company LIQ) ø144A	0.18	9-1-2030	8,900,000	8,900,000
San Jose CA Financing Authority Convention Center Project Series F (Miscellaneous Revenue, National Insured)	5.00	9-1-2015	1,000,000	1,004,000
San Jose CA Libraries & Parks Project (GO)	5.00	9-1-2017	715,000	717,839
San Jose CA Redevelopment Agency Series A (Tax Revenue, National Insured)	4.36	8-1-2016	400,000	405,876
San Jose CA Redevelopment Agency Series A (Tax Revenue, National Insured)	4.54	8-1-2018	1,035,000	1,046,395
San Jose CA Redevelopment Agency Series A (Tax Revenue, National Insured)	5.00	8-1-2017	900,000	941,715
San Jose CA Redevelopment Agency Series A (Tax Revenue)	6.13	8-1-2015	550,000	581,719
San Jose CA Redevelopment Agency Tax Allocation Merged Area Project (Tax Revenue, National Insured)	4.50	8-1-2015	500,000	501,010
San Jose CA Redevelopment Agency Tax Allocation Merged Area Project Series A (Tax Revenue, National Insured)	5.25	8-1-2019	1,125,000	1,139,243
San Juan CA Basin Authority Ground Water Recovery Project (Miscellaneous Revenue, Ambac Insured)	5.25	12-1-2016	1,150,000	1,154,692
San Luis & Delta-Mendota CA Water Authority Delta Habitat Conservation & Conveyance Program Development Project Series A (Water & Sewer Revenue)	4.50	3-1-2014	155,000	156,043
San Luis & Delta-Mendota CA Water Authority Delta Habitat Conservation & Conveyance Program Development Project Series A (Water & Sewer Revenue)	5.00	3-1-2019	100,000	112,842
San Luis & Delta-Mendota CA Water Authority Delta Habitat Conservation & Conveyance Program Development Project Series A (Water & Sewer Revenue)	5.00	3-1-2020	100,000	111,840
San Luis & Delta-Mendota CA Water Prerefunded Notes Delta Habitat Conservation & Conveyance Program Development Project Series A (Water & Sewer Revenue)	4.50	3-1-2014	595,000	599,278
San Marcos CA PFA Series B (Tax Revenue)	3.00	9-1-2015	430,000	441,236
San Marcos CA PFA Series B (Tax Revenue)	3.00	9-1-2016	445,000	462,057
San Marcos CA PFA Series B (Tax Revenue)	3.00	9-1-2017	455,000	470,338
San Marcos CA PFA Series B (Tax Revenue)	4.00	9-1-2018	1,000,000	1,070,330
San Mateo County CA Joint Power Authority Capital Projects Program (Miscellaneous Revenue, National Insured)	6.50	7-1-2015	205,000	216,416
San Mateo County CA Transportation Authority Series A (Tax Revenue, National Insured) ¤	0.00	12-1-2018	270,000	235,305
Santa Ana CA Community Redevelopment Agency Merged Project Area Series A (Tax Revenue)	5.25	9-1-2019	1,000,000	1,116,920
Santa Ana CA Financing Authority Police Administration & Holding Facility Series A (Miscellaneous Revenue, National Insured)	4.00	7-1-2014	500,000	505,950
Santa Ana CA Unified School District CAB Election of 2008 Series A (GO) ¤	0.00	8-1-2020	1,815,000	1,485,632
Santa Cruz County CA Redevelopment Agency Live Oak Soquel Community Series A (Tax Revenue, National Insured)	5.25	9-1-2016	495,000	531,031

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Santa Cruz County CA Redevelopment Agency Live Oak Soquel Community Series A (Tax Revenue, National Insured)	5.25%	9-1-2017	$495,000	$537,669
Santa Fe Springs CA Community Development Commission Consolidated Redevelopment Project Series A (Tax Revenue, National Insured)	5.00	9-1-2017	750,000	826,890
Santa Maria CA Water & Wastewater CAB Sub Series A (Water & Sewer Revenue, Ambac Insured) ¤	0.00	8-1-2014	920,000	916,909
Sierra CA Joint Community College District School Facilities Improvement District #2 CAB Series B (GO, National Insured) ¤	0.00	8-1-2015	500,000	494,455
Signal Hill CA Redevelopment Project #1 (Tax Revenue)	4.13	10-1-2016	550,000	576,505
Simi Valley CA Unified School District COP (Miscellaneous Revenue, Ambac Insured)	5.25	8-1-2017	550,000	598,956
Solana Beach CA School District Special Tax PFA (Tax Revenue)	3.00	9-1-2016	450,000	469,089
Solana Beach CA School District Special Tax PFA (Tax Revenue)	3.00	9-1-2017	690,000	716,979
Solana Beach CA School District Special Tax PFA (Tax Revenue)	4.00	9-1-2018	330,000	353,209
Solana Beach CA School District Special Tax PFA (Tax Revenue)	4.00	9-1-2019	735,000	772,595
South Gate CA PFA Southgate Redevelopment Project #1 (Tax Revenue, Ambac Insured)	5.25	9-1-2019	1,365,000	1,370,351
South Monterey County CA Joint Union High School District (GO)	3.00	8-1-2015	1,315,000	1,345,350
South Monterey County CA Joint Union High School District (GO)	3.00	8-1-2016	1,345,000	1,391,806
South Monterey County CA Joint Union High School District (GO)	3.00	8-1-2017	1,485,000	1,527,664
South Placer CA Wastewater Authority Series D (Water & Sewer Revenue) ±	0.89	11-1-2014	3,200,000	3,199,968
South San Francisco CA Unified School District BAN Series D (GO) ¤	0.00	5-15-2017	3,000,000	2,879,310
Southern California Public Power Authority Hydroelectric Power Project Series A (Utilities Revenue, AGM Insured)	5.25	10-1-2015	500,000	502,050
Southern CA Mono Healthcare District (GO)	3.00	8-1-2015	550,000	562,881
Southern CA Mono Healthcare District (GO)	3.00	8-1-2016	615,000	636,906
Southern CA Mono Healthcare District (GO)	3.00	8-1-2017	300,000	309,267
Southern CA Mono Healthcare District (GO)	4.00	8-1-2018	685,000	727,634
Southern CA Mono Healthcare District (GO)	4.00	8-1-2019	845,000	889,084
Stanton CA Redevelopment Agency Consolidated Project Series A (Tax Revenue, AGM Insured)	4.00	12-1-2017	400,000	430,164
Stanton CA Redevelopment Agency Consolidated Project Series A (Tax Revenue, AGM Insured)	4.00	12-1-2018	410,000	439,516
Successor Agency Rancho Mirage CA Redevelopment Agency Refunding Sub Lien Series A (Tax Revenue)	4.00	4-1-2017	460,000	494,748
Successor Agency Rancho Mirage CA Redevelopment Agency Refunding Sub Lien Series A (Tax Revenue)	5.00	4-1-2018	400,000	448,828
Successor Agency Rancho Mirage CA Redevelopment Agency Refunding Sub Lien Series A (Tax Revenue)	5.00	4-1-2019	580,000	653,196
Successor Agency Rancho Mirage CA Redevelopment Agency Series A (Tax Revenue)	4.00	4-1-2018	750,000	812,093
Successor Agency Rancho Mirage CA Redevelopment Agency Series A (Tax Revenue)	5.00	4-1-2018	550,000	620,736
Successor Agency Rancho Mirage CA Redevelopment Agency Series A (Tax Revenue)	5.00	4-1-2019	850,000	959,735
Successor Agency Rancho Mirage CA Redevelopment Agency Series A (Tax Revenue)	5.00	4-1-2019	600,000	679,836
Sulphur Springs CA Unified School District Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-2016	150,000	156,767
Sulphur Springs CA Unified School District Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-2017	300,000	311,730
Sulphur Springs CA Unified School District Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-2018	555,000	569,175
Sulphur Springs CA Unified School District Community Facilities District #2002-1 Series A (Tax Revenue)	3.00	9-1-2019	595,000	596,196
Sweetwater CA Union High School Public Financing Authority (Lease Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2018	1,500,000	1,706,865

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund	19

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Sweetwater CA Union High School Public Financing Authority (Lease Revenue, Build America Mutual Assurance Company Insured)	5.00%	9-1-2019	$1,000,000	$1,138,810
Tejon Ranch CA PFFA Community Facilities District #2000-1 (Tax Revenue)	3.00	9-1-2014	400,000	404,848
Temecula CA PFA Crown Hill Community Facilities District #3-1 (Tax Revenue)	3.00	9-1-2016	380,000	393,957
Temecula CA PFA Crown Hill Community Facilities District #3-1 (Tax Revenue)	3.00	9-1-2017	395,000	406,289
Temecula CA PFA Crown Hill Community Facilities District #3-1 (Tax Revenue)	3.00	9-1-2018	405,000	408,378
Temecula CA PFA Wolf Creek Community Facilities District #3-3 (Tax Revenue)	3.00	9-1-2018	870,000	889,497
Temecula Valley CA Unified School District Community Facilities District #89-1 (Tax Revenue)	3.00	9-1-2016	1,185,000	1,228,525
Temecula Valley CA Unified School District Community Facilities District #89-1 (Tax Revenue)	3.00	9-1-2017	1,250,000	1,292,138
Torrance CA RDA Referendum Senior Lien Series C (Tax Revenue, National Insured)	5.45	9-1-2018	1,335,000	1,337,256
Turlock CA Health Facility COP Emanuel Medical Center (Health Revenue)	5.00	10-15-2014	820,000	844,231
Twin Rivers CA Unified School District Facility Bridge Funding Program (Lease Revenue, AGM Insured) ±	3.20	6-1-2027	4,150,000	4,118,792
Twin Rivers CA Unified School District Series A (GO, Build America Mutual Assurance Company Insured) %%	4.00	8-1-2019	385,000	426,834
Twin Rivers CA Unified School District Series A (GO, Build America Mutual Assurance Company Insured) %%	5.00	8-1-2020	510,000	589,310
Union City CA Community Redevelopment Agency Sub Lien (Tax Revenue)	4.00	12-1-2015	210,000	218,345
Union City CA Community Redevelopment Agency Sub Lien (Tax Revenue)	4.38	12-1-2016	475,000	506,915
Val Verde CA Unified School District BAN (GO)	3.00	8-1-2018	5,000,000	5,178,750
Vallejo CA Water Revenue Refunding Bond (Water & Sewer Revenue, National Insured)	5.00	5-1-2015	500,000	526,945
Vallejo CA Water Revenue Refunding Bond (Water & Sewer Revenue, National Insured)	5.00	5-1-2019	790,000	833,181
Vallejo City CA Refunding Bonds Series 2006 (Water & Sewer Revenue, National Insured)	5.00	5-1-2021	1,500,000	1,554,480
Vallejo City CA Unified School District Series A (GO, National Insured)	5.60	2-1-2016	1,080,000	1,156,518
Vallejo City CA Unified School District Series A (GO, National Insured)	5.90	2-1-2018	2,065,000	2,273,441
Vallejo City CA Unified School District Series A (GO, National Insured)	5.90	2-1-2020	400,000	436,284
Ventura County CA Public Financing Authority Series B (Lease Revenue)	5.00	11-1-2019	375,000	438,724
Ventura County CA Public Financing Authority Series B (Lease Revenue)	5.00	11-1-2020	250,000	290,523
Victor Valley CA Elementary School District School Construction Project (Miscellaneous Revenue, National Insured)	6.45	5-1-2018	980,000	1,042,936
Victor Valley CA Joint Unified School District CAB Bonds (GO, AGM Insured) ¤	0.00	8-1-2015	280,000	276,895
Walnut CA Improvement Agency Refunding Walnut Improvement Project (Tax Revenue)	4.00	3-1-2017	850,000	913,215
Washington Township CA Health Care District (Health Revenue)	5.00	7-1-2018	1,750,000	1,753,973
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2014	975,000	994,354
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2017	1,125,000	1,243,361
West Contra Costa CA Unified School District (GO, National Insured) ¤	0.00	8-1-2015	500,000	492,640
West Contra Costa CA Unified School District (GO, AGM Insured)	5.00	8-1-2016	1,055,000	1,169,569
West Contra Costa CA Unified School District Election of 2002 Series C (GO, National Insured)	4.25	8-1-2017	785,000	794,946
West Covina CA Unified School District (GO, AGM Insured)	4.00	8-1-2017	325,000	356,977
West Covina CA Unified School District (GO, AGM Insured)	4.00	8-1-2018	575,000	634,754
West Hollywood CA Community Development Department East Side Redevelopment Project Series A (Tax Revenue)	4.00	9-1-2014	250,000	254,035
West Hollywood CA Community Development Department East Side Redevelopment Project Series A (Tax Revenue)	5.00	9-1-2015	200,000	210,410
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.25	9-1-2016	265,000	275,184
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.25	9-1-2017	270,000	280,141
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.50	9-1-2018	275,000	284,045
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.75	9-1-2019	285,000	293,396
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	5.00	9-1-2020	290,000	332,073

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Western Riverside County CA Regional Wastewater Authority Series A-1 (Tax Revenue)	4.00%	9-1-2016	$560,000	$597,559
Western Riverside County CA Regional Wastewater Authority Series A-1 (Tax Revenue)	4.00	9-1-2017	570,000	612,385
Western Riverside County CA Regional Wastewater Authority Series A-1 (Tax Revenue)	4.00	9-1-2019	1,830,000	1,941,575
Westlands CA Water District Revenue Series A (Water & Sewer Revenue, AGM Insured)	4.00	9-1-2020	500,000	544,055

				628,174,277

Colorado: 0.88%
Denver CO City & County Airport Sub Series G1 (Airport Revenue, AGM Insured, Morgan Stanley Bank SPA) ø	0.25	11-15-2025	1,000,000	1,000,000
Denver CO City & County Airport Sub Series G2 (Airport Revenue, AGM Insured, Morgan Stanley Bank SPA) ø	0.25	11-15-2025	5,065,000	5,065,000

				6,065,000

Guam: 0.27%
Guam Power Authority Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2019	1,640,000	1,855,414

Iowa: 0.24%
Iowa Finance Authority Midwestern Iowa Fertilizer Company Project (IDR)	5.00	12-1-2019	1,750,000	1,679,790

New York: 0.95%
New York NY City Transitional Finance Authority Subseries 2A (Tax Revenue, Dexia Credit Local LIQ) ø	0.31	11-1-2022	3,300,000	3,300,000
New York NY Municipal Water Finance Authority Series F1 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.32	6-15-2033	3,200,000	3,200,000

				6,500,000

Puerto Rico: 3.20%
Puerto Rico HFA Capital Fund Modernization Subordinate Bonds (Housing Revenue, HUD Insured)	5.50	12-1-2018	1,250,000	1,299,613
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, HUD Insured)	5.00	12-1-2016	1,815,000	1,814,855
Puerto Rico HFA Subordinated Capital Fund Modernization (Housing Revenue, HUD Insured)	5.50	12-1-2015	1,000,000	1,029,370
Puerto Rico HFA Subordinated Capital Fund Modernization (Housing Revenue, HUD Insured)	5.50	12-1-2016	3,440,000	3,575,708
Puerto Rico HFA Subordinated Capital Fund Modernization (Housing Revenue, HUD Insured)	5.50	12-1-2017	1,895,000	1,970,004
Puerto Rico HFA Subordinated Capital Fund Modernization (Housing Revenue, HUD Insured)	5.50	12-1-2019	1,000,000	1,029,760
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, HUD Insured)	5.00	12-1-2019	1,000,000	997,530
Puerto Rico Highway & Transportation Authority (Tax Revenue, National Insured)	5.25	7-1-2014	860,000	860,017
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Education Revenue)	3.00	10-1-2018	855,000	742,251
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Refunding Bonds (Education Revenue)	3.25	10-1-2019	880,000	750,226
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Refunding Bonds (Education Revenue)	4.00	4-1-2014	1,000,000	992,410
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Refunding Bonds (Education Revenue)	4.00	10-1-2017	830,000	772,290
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Refunding Bonds (Education Revenue)	5.00	10-1-2016	2,400,000	2,351,616

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund	21

Security name	Interest rate	Maturity date	Principal	Value

Puerto Rico (continued)
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Education Revenue)	5.00%	10-1-2016	$790,000	$771,143
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Miscellaneous Revenue)	5.00	10-1-2017	1,600,000	1,549,424
Puerto Rico Public Imports Series A (GO, AGM Insured)	5.00	7-1-2015	1,000,000	1,003,160
University of Puerto Rico Series Q (Education Revenue)	5.00	6-1-2016	500,000	451,875

				21,961,252

Virgin Islands: 1.35%
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Tax Revenue)	2.25	10-1-2017	6,410,000	6,422,692
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Miscellaneous Revenue, AGM Insured)	5.25	10-1-2016	1,000,000	1,021,700
Virgin Islands Water & Power Authority Series A (Utilities Revenue)	5.00	7-1-2018	1,750,000	1,818,495

				9,262,887

Total Municipal Obligations (Cost $667,490,850)				675,498,620

	Yield		Shares

Short-Term Investments: 3.43%

Investment Companies: 3.43%
Wells Fargo Advantage California Municipal Money Market Fund, Institutional Class ##(l)(u)	0.01		23,552,207	23,552,207

Total Short-Term Investments (Cost $23,552,207)				23,552,207

Total investments in securities (Cost $691,043,057) *	101.75%	699,050,827
Other assets and liabilities, net	(1.75)	(12,036,416)

Total net assets	100.00%	$687,014,411

¤	Security issued in zero coupon form with no periodic interest payments.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

%%	Security issued on a when-issued basis.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

##	All or a portion of this security has been segregated for when-issued securities.

*	Cost for federal income tax purposes is $691,042,596 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$10,203,759
Gross unrealized depreciation	(2,195,528)

Net unrealized appreciation	$8,008,231

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Statement of assets and liabilities—December 31, 2013 (unaudited)

Assets
Investments
In unaffiliated securities, at value (see cost below)	$675,498,620
In affiliated securities, at value (see cost below)	23,552,207

Total investments, at value (see cost below)	699,050,827
Cash	29,700
Receivable for investments sold	607,843
Receivable for Fund shares sold	3,460,685
Receivable for interest	5,730,606
Prepaid expenses and other assets	16,139

Total assets	708,895,800

Liabilities
Dividends payable	427,075
Payable for investments purchased	18,624,446
Payable for Fund shares redeemed	2,393,735
Advisory fee payable	124,083
Distribution fees payable	22,004
Due to other related parties	96,858
Accrued expenses and other liabilities	193,188

Total liabilities	21,881,389

Total net assets	$687,014,411

NET ASSETS CONSIST OF
Paid-in capital	$680,441,110
Undistributed net investment income	240,068
Accumulated net realized losses on investments	(1,674,537)
Net unrealized gains on investments	8,007,770

Total net assets	$687,014,411

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$188,467,688
Shares outstanding – Class A	17,638,448
Net asset value per share – Class A	$10.69
Maximum offering price per share – Class A2	$10.91
Net assets – Class C	$33,863,284
Shares outstanding – Class C	3,169,726
Net asset value per share – Class C	$10.68
Net assets – Administrator Class	$464,683,439
Shares outstanding – Administrator Class	44,174,593
Net asset value per share – Administrator Class	$10.52

Investments in unaffiliated securities, at cost	$667,490,850

Investments in affiliated securities, at cost	$23,552,207

Total investments, at cost	$691,043,057

1.	Each Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/98.00 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended December 31, 2013 (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund	23

Investment income
Interest	$7,482,066
Income from affiliated securities	1,521

Total investment income	7,483,587

Expenses
Advisory fee	1,053,756
Administration fees
Fund level	152,369
Class A	131,924
Class C	28,123
Administrator Class	204,709
Shareholder servicing fees
Class A	206,131
Class C	43,943
Administrator Class	511,772
Distribution fees
Class C	131,828
Custody and accounting fees	19,331
Professional fees	21,419
Registration fees	15,176
Shareholder report expenses	21,963
Trustees’ fees and expenses	6,035
Other fees and expenses	9,250

Total expenses	2,557,729
Less: Fee waivers and/or expense reimbursements	(397,410)

Net expenses	2,160,319

Net investment income	5,323,268

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments	(525,436)
Net change in unrealized gains (losses) on investments	1,963,768

Net realized and unrealized gains (losses) on investments	1,438,332

Net increase in net assets resulting from operations	$6,761,600

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Statement of changes in net assets

	Six months ended December 31, 2013 (unaudited)		Year ended June 30, 2013

Operations
Net investment income		$5,323,268		$11,044,196
Net realized gains (losses) on investments		(525,436)		322,179
Net change in unrealized gains (losses) on investments		1,963,768		(3,580,611)

Net increase in net assets resulting from operations		6,761,600		7,785,764

Distributions to shareholders from
Net investment income
Class A		(1,364,902)		(3,197,123)
Class C		(159,564)		(422,011)
Administrator Class		(3,797,945)		(7,424,688)

Total distributions to shareholders		(5,322,411)		(11,043,822)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	6,064,738	64,762,786	5,859,253	63,049,337
Class C	490,277	5,224,812	998,457	10,735,967
Administrator Class	17,620,720	185,260,882	29,482,960	312,243,377

		255,248,480		386,028,681

Reinvestment of distributions
Class A	120,794	1,289,667	280,361	3,015,494
Class C	13,618	145,326	35,814	385,079
Administrator Class	129,273	1,358,522	279,469	2,959,109

		2,793,515		6,359,682

Payment for shares redeemed
Class A	(3,221,330)	(34,360,588)	(6,641,252)	(71,370,231)
Class C	(648,232)	(6,914,083)	(843,374)	(9,067,863)
Administrator Class	(10,644,354)	(111,739,076)	(18,322,887)	(193,920,331)

		(153,013,747)		(274,358,425)

Net increase in net assets resulting from capital share transactions		105,028,248		118,029,938

Total increase in net assets		106,467,437		114,771,880

Net assets
Beginning of period		580,546,974		465,775,094

End of period		$687,014,411		$580,546,974

Undistributed net investment income		$240,068		$239,211

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage California Limited-Term Tax-Free Fund	25

(For a share outstanding throughout each period)

	Six months ended December 31, 2013 (unaudited)	Year ended June 30
CLASS A		2013	2012	2011	2010	2009
Net asset value, beginning of period	$10.66	$10.70	$10.51	$10.51	$10.29	$10.30
Net investment income	0.09	0.21	0.27	0.27	0.28	0.39
Net realized and unrealized gains (losses) on investments	0.03	(0.04)	0.19	0.00	0.23	(0.01)

Total from investment operations	0.12	0.17	0.46	0.27	0.51	0.38
Distributions to shareholders from
Net investment income	(0.09)	(0.21)	(0.27)	(0.27)	(0.29)	(0.39)
Net asset value, end of period	$10.69	$10.66	$10.70	$10.51	$10.51	$10.29
Total return[1]	1.12%	1.59%	4.41%	2.52%	5.14%	3.77%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.83%	0.84%	0.84%	0.85%	0.95%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.85%	0.85%
Net investment income	1.66%	1.95%	2.51%	2.58%	2.67%	3.82%
Supplemental data
Portfolio turnover rate	15%	32%	56%	54%	34%	64%
Net assets, end of period (000s omitted)	$188,468	$156,366	$162,381	$126,570	$116,578	$46,372

1.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2013 (unaudited)	Year ended June 30
CLASS C		2013	2012	2011	2010	2009
Net asset value, beginning of period	$10.65	$10.70	$10.51	$10.51	$10.29	$10.30
Net investment income	0.05	0.13	0.19	0.19	0.19	0.30
Net realized and unrealized gains (losses) on investments	0.03	(0.05)	0.19	0.00	0.24	0.00

Total from investment operations	0.08	0.08	0.38	0.19	0.43	0.30
Distributions to shareholders from
Net investment income	(0.05)	(0.13)	(0.19)	(0.19)	(0.21)	(0.31)
Net asset value, end of period	$10.68	$10.65	$10.70	$10.51	$10.51	$10.29
Total return[1]	0.74%	0.73%	3.63%	1.85%	4.25%	2.99%
Ratios to average net assets (annualized)
Gross expenses	1.59%	1.58%	1.59%	1.60%	1.61%	1.69%
Net expenses	1.55%	1.55%	1.55%	1.55%	1.60%	1.60%
Net investment income	0.91%	1.19%	1.77%	1.82%	1.85%	3.07%
Supplemental data
Portfolio turnover rate	15%	32%	56%	54%	34%	64%
Net assets, end of period (000s omitted)	$33,863	$35,309	$33,414	$28,089	$29,501	$6,014

1.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage California Limited-Term Tax-Free Fund	27

(For a share outstanding throughout each period)

	Six months ended December 31, 2013 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2013	2012	2011	2010	2009
Net asset value, beginning of period	$10.49	$10.53	$10.34	$10.35	$10.13	$10.14
Net investment income	0.10	0.23	0.29	0.29	0.30	0.41
Net realized and unrealized gains (losses) on investments	0.03	(0.04)	0.19	(0.01)	0.23	(0.01)

Total from investment operations	0.13	0.19	0.48	0.28	0.53	0.40
Distributions to shareholders from
Net investment income	(0.10)	(0.23)	(0.29)	(0.29)	(0.31)	(0.41)
Net asset value, end of period	$10.52	$10.49	$10.53	$10.34	$10.35	$10.13
Total return[1]	1.23%	1.79%	4.65%	2.72%	5.34%	4.03%
Ratios to average net assets (annualized)
Gross expenses	0.78%	0.77%	0.77%	0.79%	0.79%	0.87%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	1.86%	2.14%	2.72%	2.77%	2.91%	4.08%
Supplemental data
Portfolio turnover rate	15%	32%	56%	54%	34%	64%
Net assets, end of period (000s omitted)	$464,683	$388,872	$269,980	$209,794	$184,246	$60,259

1.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage California Limited-Term Tax-Free Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful

Notes to financial statements (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund	29

based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of June 30, 2013, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $1,149,560 with $1,039,204 expiring in 2018 and $110,356 expiring in 2019.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$670,490,120	$5,008,500	$675,498,620

Short-term investments
Investment companies	23,552,207	0	0	23,552,207
	$23,552,207	$670,490,120	$5,008,500	$699,050,827

30	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Notes to financial statements (unaudited)

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended December 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase. For the six months ended December 31, 2013, the advisory fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.16%
Administrator Class	0.10

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.80% for Class A shares, 1.55% for Class C shares, 0.60% for Administrator Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

For the six months ended December 31, 2013, Wells Fargo Funds Distributor, LLC received $ 2,871 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2013 were $137,013,427 and $78,448,971, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the

Notes to financial statements (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund	31

Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended December 31, 2013, the Fund paid $370 in commitment fees.

For the six months ended December 31, 2013, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

32	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage California Limited-Term Tax-Free Fund	33

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

34	Wells Fargo Advantage California Limited-Term Tax-Free Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage California Limited-Term Tax-Free Fund	35

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

222101 02-14 SA248/SAR248 12-13

Wells Fargo Advantage

California Tax-Free Fund

Semi-Annual Report

December 31, 2013

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage California Tax-Free Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The last six months were marked by modest U.S. economic growth and accommodative central bank policies.

Dear Valued Shareholder:

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage California Tax-Free Fund for the six-month period that ended December 31, 2013. The last six months were marked by modest U.S. economic growth and accommodative central bank policies. Ten-year municipal bond yields traded in a range between 2.5% and 3.0% during the second half of 2013 after longer-term interest rates increased sharply in May and June 2013. Municipal bond returns, as measured by the Barclays Municipal Bond Index1, gained 0.14% for the six-month period that ended December 31, 2013.

Ten-year municipal bond yields averaged 2.7% during the second half of 2013.

Interest rates largely reflected both current Federal Reserve (Fed) policy and investor anticipation of the Fed’s future moves. Throughout the reporting period, the Federal Open Market Committee (FOMC)—the Fed’s monetary policymaking body—kept its key interest rate near zero in order to support the economy and the financial system. The FOMC also purchased mortgage-backed securities to support the housing market and long-term U.S. Treasuries to keep interest rates low. In mid-December, however, the FOMC conveyed confidence in the strength of the economy by announcing it would begin tapering its bond-buying program in January 2014.

Municipal yields reflected the broader U.S. interest-rate environment. At the front end of the yield curve, municipal bond yields were extremely low because of the Fed’s zero interest-rate policy. Longer-term yields were higher than short-term yields, and the yield curve remained steep. The good news from a bond investor’s perspective was that longer-term yield increases were more modest in the second half of the year than they were in the first half. Over the six-month period, five-year municipal bonds returned 1.72%—the best-performing maturity bucket—while the long-term municipal bonds returned -2.02%, the worst-performing maturity bucket.

Higher interest rates and credit concerns kept investors wary of tax-exempt investments.

Negative credit news added to investor skittishness with the asset class. The city of Detroit filed for bankruptcy on July 18, 2013. In December 2013, Detroit was judged eligible for bankruptcy and may now restructure $18 billion of debt and trim pension benefits under Chapter 9 protection. Puerto Rico debt remained under pressure during the reporting period, with rating agencies threatening to downgrade the commonwealth’s rating to junk status amid its well-known financial woes. In February 2014, after the close of the reporting period, Standard & Poor’s, Moody’s and Fitch downgraded Puerto Rico’s rating to junk status. At the end of the reporting period, credit spreads remained attractive on a historical basis, with the difference between BBB-rated and AAA-rated2 bonds greater than its average over the past 20 years.

Higher interest rates, high-profile negative credit news, and the resulting volatile bond returns created the perfect storm that diminished investor demand for tax-exempt bonds. Record municipal bond mutual fund outflows totaled just over $48 billion during the last six months of 2013. Higher individual tax rates in 2013 (the top rate is 39.6%) and now higher yield levels may counter this trend, but that remains to be seen.

1.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

2.	The ratings indicated are from Standard & Poor’s. Credit-quality ratings apply to the underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds on a scale of AAA (highest) to D (lowest). Credit quality and credit quality ratings are subject to change.

Letter to shareholders (unaudited)	Wells Fargo Advantage California Tax-Free Fund	3

Sources of positive news included economic growth, pension reform, and less supply.

Despite the unusual yet well-known credit events that garnered headlines, broader and sustainable improvements to municipal credit took place amid less fanfare. For example, economic growth continued to build, the number of jobs increased, and the economy seemed to shrug off uncertainties over the federal budget and debt limit. This economic growth helped municipal budgets, as evidenced by state tax revenues having risen on a year-over-year basis for 14 consecutive quarters. Good news on the pension front came from Illinois, where its legislature showed a willingness to fix its financial problems, which included voting for a number of pension reforms. Another positive for the municipal market was that the supply of municipal new issues declined. New bond deals were postponed amid market volatility and higher interest rates in the second half of 2013. Higher rates also took away the economic reason for refunding outstanding municipal bonds.

Don’t let short-term uncertainty derail long-term investment goals.

While periods of uncertainty can present challenges, they can also create opportunities, and experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite the unusual yet well-known credit events that garnered headlines, broader and sustainable improvements to municipal credit took place amid less fanfare.

Notice to shareholders

The Fund and Funds Management, LLC (“Funds Management”) have received an exemptive order from the SEC that permits Funds Management, subject to the approval of the Board of Trustees of the Fund, to select or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (“Multi-manager Structure”). The Multi-manager Structure applies to subadvisers that are not affiliated with Funds Management or the Fund, except to the extent that affiliation arises solely because such subadvisers provide sub-advisory services to the Fund (“Non-affiliated Subadvisers”), as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Funds Management or of another company that, indirectly or directly, wholly owns Funds Management (“Wholly-owned Subadvisers”).

Pursuant to the SEC order, Funds Management, with the approval of the Board of Trustees, has the discretion to terminate any subadvisers and allocate and reallocate the Fund’s assets among any other Non-affiliated Subadvisers or Wholly-owned Subadvisers. Funds Management, subject to oversight and supervision by the Board of Trustees, has responsibility to continue to oversee any subadvisers to the Fund and to recommend, for approval by the Board of Trustees, the hiring, termination and replacement of subadvisers for the Fund. In the event that a new subadviser is hired pursuant to the Multi-manager Structure, the Fund is required to provide notice to shareholders within 90 days.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage California Tax-Free Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax and California individual income tax.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Terry J. Goode

Robert J. Miller

Adrian Van Poppel

Average annual total returns (%) as of December 31, 2013

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (SCTAX)	10-6-1988	(5.71)	6.28	3.87	(1.27)	7.26	4.35	0.83	0.75
Class B (SGCBX)*	12-15-1997	(6.99)	6.14	3.79	(1.99)	6.45	3.79	1.58	1.50
Class C (SCTCX)	7-1-1993	(3.00)	6.46	3.56	(2.00)	6.46	3.56	1.58	1.50
Administrator Class (SGCAX)	12-15-1997	–	–	–	(0.97)	7.50	4.59	0.77	0.55
Barclays Municipal Bond Index[3]	–	–	–	–	(2.55)	5.89	4.29	–	–
Barclays California Municipal Bond Index[4]	–	–	–	–	(1.76)	6.63	4.61	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to California municipal securities risk, high-yield securities risk, and non-diversification risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage California Tax-Free Fund	5

Credit quality[5] as of December 31, 2013

Effective maturity distribution[6] as of December 31, 2013

1.	Reflects the expense ratios as stated in the most recent prospectuses.

2.	The Adviser has committed through October 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

3.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

4.	The Barclays California Municipal Bond Index is the California component of the Barclays Municipal Bond Index. You cannot invest directly in an index.

5.	The credit quality of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds on a scale of AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds on a scale of Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds on a scale of AAA (highest) to D (lowest). Credit quality, and credit quality ratings, are subject to change.

6.	Effective maturity is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

6	Wells Fargo Advantage California Tax-Free Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2013 to December 31, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2013	Ending account value 12-31-2013	Expenses paid during the period¹	Net annual expense ratio
Class A
Actual	$1,000.00	$1,010.01	$3.80	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82	0.75%
Class B
Actual	$1,000.00	$1,006.38	$7.59	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.64	$7.63	1.50%
Class C
Actual	$1,000.00	$1,006.38	$7.59	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.64	$7.63	1.50%
Administrator Class
Actual	$1,000.00	$1,011.94	$2.79	0.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.43	$2.80	0.55%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage California Tax-Free Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 97.40%

California: 94.90%
ABC California Unified School District CAB Election of 1997 Series B (GO, National Insured) ¤	0.00%	8-1-2018	$1,500,000	$1,351,740
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2018	3,895,000	3,453,268
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2019	3,000,000	2,520,000
Alameda CA Corridor Transportation Authority Sub Lien Series A (Transportation Revenue, Ambac Insured) ±	5.25	10-1-2021	3,000,000	3,253,650
Alameda CA Joint Powers Authority Multiple Capital Projects Series A (Miscellaneous Revenue)	5.00	12-1-2034	1,005,000	1,036,688
Alhambra CA Unified School District Election of 2008 Series B (GO, AGM Insured)	6.00	8-1-2029	4,100,000	4,569,245
Alisal CA Unified School District CAB Election of 2006 Series A (GO, AGM Insured) ¤	0.00	8-1-2017	1,105,000	1,032,954
Anaheim CA City School District Election of 2010 (GO, AGM Insured)	6.25	8-1-2033	1,290,000	1,465,105
Anaheim CA PFA CAB Sub Lien Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured) ¤	0.00	9-1-2018	4,955,000	4,423,279
Anaheim CA PFA CAB Sub Lien Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured) ¤	0.00	9-1-2025	10,000,000	5,752,100
Antelope Valley CA Health Care District Series A (Health Revenue, AGM Insured)	5.20	1-1-2017	1,380,000	1,384,637
Bay Area CA Toll Authority Toll Bridge Revenue Series S-4 (Transportation Revenue)	5.00	4-1-2030	2,000,000	2,119,900
Bay Area CA Water Supply & Conservation Agency Series A (Water & Sewer Revenue)	5.00	10-1-2034	6,000,000	6,284,700
Belmont CA Community Facilities Special Tax District # 2000-1 Library Project Series A (Tax Revenue, Ambac Insured)	5.75	8-1-2030	3,190,000	3,529,831
Brea CA PFA Tax Allocation Series A (Housing Revenue)	7.00	9-1-2023	2,105,000	2,223,385
Cabrillo CA Unified School District CAB Series A (GO, Ambac Insured) ¤	0.00	8-1-2021	1,500,000	1,108,320
California (GO)	5.25	8-1-2038	1,925,000	2,005,138
California (GO)	5.25	11-1-2040	3,000,000	3,109,470
California AMT Department of Veterans Affairs Series BZ (GO, National Insured)	5.35	12-1-2021	5,000	5,006
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations O’Connor Woods Project (Health Revenue)	5.00	1-1-2043	5,000,000	4,851,100
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations Sharp Healthcare Project Series A (Health Revenue)	5.00	8-1-2028	400,000	412,320
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations Sharp Healthcare Project Series B (Health Revenue)	6.38	8-1-2034	1,000,000	1,026,410
California Department of Transportation COP Series A (Miscellaneous Revenue, National Insured)	5.25	3-1-2016	1,995,000	2,003,219
California Educational Facilities Authority University of the Pacific Series A (Education Revenue)	5.00	11-1-2030	535,000	559,289
California HFA AMT Home Mortgage Series E (Housing Revenue)	5.00	2-1-2042	1,400,000	1,455,888
California HFA AMT Home Mortgage Series G (Housing Revenue)	5.50	8-1-2042	3,030,000	3,132,535
California HFA AMT Home Mortgage Series H (Housing Revenue, FGIC Insured)	5.75	8-1-2030	945,000	987,960
California HFA AMT Home Mortgage Series J (Housing Revenue)	5.75	8-1-2047	300,000	309,009
California HFA AMT Home Mortgage Series K (Housing Revenue)	5.30	8-1-2023	2,760,000	2,784,040
California HFA AMT Home Mortgage Series M (Housing Revenue)	5.00	8-1-2037	985,000	1,009,330
California HFFA Catholic Healthcare West Series A (Health Revenue)	5.25	3-1-2023	3,000,000	3,314,790
California HFFA Catholic Healthcare West Series A (Health Revenue)	6.00	7-1-2029	4,000,000	4,403,920
California HFFA Prerefunded Bond Providence Health Services Series C (Health Revenue)	6.50	10-1-2038	100,000	124,737
California HFFA Sutter Health Series D (Health Revenue)	5.25	8-15-2031	3,100,000	3,266,873
California Infrastructure & Economic Development Bank Independent Systems Operator Series A (Utilities Revenue)	6.25	2-1-2039	3,000,000	3,192,960

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage California Tax-Free Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California Infrastructure & Economic Development King City Joint Union High School (Miscellaneous Revenue)	5.75%	8-15-2029	$2,150,000	$2,245,525
California Municipal Finance Authority Charter School Revenue Albert Einstein Academies Project Series A (Miscellaneous Revenue)	6.75	8-1-2033	1,525,000	1,525,412
California Municipal Finance Authority Charter School Revenue Albert Einstein Academies Project Series A (Miscellaneous Revenue)	7.13	8-1-2043	1,000,000	999,610
California Municipal Finance Authority Community Hospitals Central California (Health Revenue)	5.00	2-1-2020	1,000,000	1,047,070
California PFOTER Series DCL-009 (GO, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) 144Aø	0.41	8-1-2027	1,000,000	1,000,000
California PFOTER Series DCL-010 (Dexia Credit Local LOC, AGM Insured) 144Aø	0.41	8-1-2027	4,985,000	4,985,000
California Public Works Board California State University Projects Series B-1 (Miscellaneous Revenue)	5.70	3-1-2035	2,210,000	2,411,132
California Public Works Board Judicial Council Projects Series A (Miscellaneous Revenue)	5.00	3-1-2038	7,000,000	6,970,320
California Public Works Board Judicial Council Projects Series D (Miscellaneous Revenue)	5.25	12-1-2025	4,000,000	4,403,480
California Public Works Board Regents University of California Series G (Miscellaneous Revenue)	5.00	12-1-2030	9,850,000	11,816,454
California Public Works Board University of California Research Project Series L (Education Revenue, National Insured)	5.25	11-1-2028	4,225,000	4,607,067
California Public Works Board Various Capital Projects Series A (Miscellaneous Revenue)	5.00	4-1-2037	4,925,000	4,927,906
California Public Works Board Various Capital Projects Series G (Miscellaneous Revenue)	5.00	11-1-2037	23,000,000	23,014,720
California Public Works Board Various Capital Projects Series I (Miscellaneous Revenue)	5.50	11-1-2033	2,000,000	2,190,680
California Public Works Department of General Services Butterfield Series A (Miscellaneous Revenue)	5.25	6-1-2024	2,400,000	2,547,528
California Public Works Department of General Services East End Series A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2027	5,500,000	5,512,485
California Public Works Department of Mental Health Coalinga State Hospital Series A (Miscellaneous Revenue)	5.13	6-1-2029	3,145,000	3,208,875
California Refunding Bond (GO)	5.00	8-1-2025	5,000,000	5,511,000
California Refunding Bond Series B (GO) ±	1.21	5-1-2020	3,000,000	3,050,400
California Special District Association Finance Corporation Program Series MM (Miscellaneous Revenue)	5.50	6-1-2021	915,000	916,345
California Statewide CDA Catholic Healthcare West Series A (Health Revenue)	5.50	7-1-2030	3,000,000	3,217,530
California Statewide CDA COP Internext Group (Health Revenue)	5.38	4-1-2017	1,010,000	1,012,929
California Statewide CDA Redwoods Projects (Health Revenue)	5.13	11-15-2035	1,500,000	1,498,935
California Statewide CDA St. Joseph Health System (Health Revenue, AGM Insured)	5.25	7-1-2021	1,775,000	2,003,141
California Statewide CDA MFHR ROC RR-II-R-13104CE (Housing Revenue, Citibank NA LIQ) 144Aø	0.56	9-6-2035	3,000,000	3,000,000
California Statewide CDA Pioneer Park Project Series T (Housing Revenue, GNMA/FHA Insured)	6.10	12-20-2035	2,010,000	2,011,487
California Statewide CDA Poway RFH Housing Series A (Housing Revenue)	5.25	11-15-2035	1,500,000	1,497,960
California Statewide CDA School Facility Alliance for College-Ready Public Schools (Education Revenue)	6.75	7-1-2031	2,625,000	2,738,505
California Statewide CDA School Facility Aspire Public Schools (Education Revenue)	5.00	7-1-2020	2,065,000	2,046,952
California Statewide CDA School Facility Aspire Public Schools (Education Revenue)	5.20	7-1-2020	560,000	559,692
California Statewide CDA Water & Wastewater Pooled Series B (Water & Sewer Revenue, AGM Insured)	5.25	10-1-2027	1,040,000	1,043,214

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage California Tax-Free Fund	9

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California Various Purposes (GO)	5.00%	10-1-2029	$7,000,000	$7,392,770
California Various Purposes (GO)	5.25	4-1-2035	12,640,000	13,313,080
California Various Purposes (GO)	6.00	4-1-2035	2,140,000	2,410,817
California Various Purposes (GO)	4.00	10-1-2021	3,590,000	3,918,198
California Various Purposes (GO)	5.00	9-1-2024	1,000,000	1,116,260
California Various Purposes (GO)	5.00	9-1-2029	1,475,000	1,576,510
California Various Purposes (GO)	5.00	9-1-2032	5,100,000	5,334,447
California Various Purposes (GO)	5.00	6-1-2037	4,215,000	4,298,288
California Various Purposes (GO)	5.00	2-1-2038	5,000,000	5,103,200
California Various Purposes (GO)	5.13	4-1-2033	6,835,000	7,097,191
California Various Purposes (GO)	5.25	9-1-2028	5,000,000	5,475,600
California Various Purposes (GO)	5.25	10-1-2029	800,000	855,104
California Various Purposes (GO)	5.25	3-1-2038	2,300,000	2,387,745
California Various Purposes (GO)	5.60	3-1-2036	8,715,000	9,468,848
California Various Purposes (GO)	5.75	4-1-2029	1,600,000	1,796,464
California Various Purposes (GO)	5.75	4-1-2031	3,380,000	3,750,178
California Various Purposes (GO)	6.00	4-1-2038	23,465,000	26,314,355
Carson CA RDA Tax Allocation Series A (Tax Revenue, National Insured)	5.25	10-1-2020	1,140,000	1,153,885
Center California Unified School District CAB Series C (GO, National Insured) ¤	0.00	9-1-2021	5,000,000	3,781,450
Centinela Valley CA Union High School District Election of 2008 Series B (GO)	6.00	8-1-2036	2,500,000	2,830,825
Central Valley CA School District Financing Authority Series A (Miscellaneous Revenue, National Insured)	6.45	2-1-2018	1,890,000	2,030,503
Cerritos CA Community College CAB Election of 2004 (GO) ¤	0.00	8-1-2029	1,750,000	788,743
Cerritos CA Community College CAB Election of 2004 (GO) ¤	0.00	8-1-2033	1,500,000	523,335
Chico CA PFA Redevelopment Project Area (Tax Revenue, National Insured)	5.13	4-1-2021	3,000,000	3,005,520
College of the Sequoias Tulare Area Improvement District # 3 California CAB Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2024	1,000,000	616,800
Compton CA Community College CAB Election of 2002 Series C (GO) ¤	0.00	8-1-2035	3,445,000	910,755
Compton CA Community RDA Project 2nd Lien Series A (Tax Revenue)	5.00	8-1-2020	1,140,000	1,184,027
Compton CA Solid Waste Management Facilities (Resource Recovery Revenue)	4.80	8-1-2020	205,000	217,950
Compton CA TRAN Series A (Miscellaneous Revenue)	3.75	6-1-2014	3,850,000	3,844,687
Contra Costa County CA Home GNMA Mortgage-Backed Securities Program (Housing Revenue, GNMA Insured)	7.75	5-1-2022	210,000	263,598
Delano CA Union High School Election of 2010 Series B (GO, AGM Insured)	5.75	8-1-2035	5,510,000	5,934,215
Duarte CA RDA CAB Sub-Merged Redevelopment Project (Tax Revenue) ¤	0.00	12-1-2016	1,485,000	1,344,059
Emeryville CA PFA Assessment Distribution Refinancing (Miscellaneous Revenue)	5.75	9-2-2014	500,000	501,590
Emeryville CA PFA Assessment Distribution Refinancing (Miscellaneous Revenue)	5.90	9-2-2021	1,750,000	1,751,435
Escondido CA Union High School CAB Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2027	8,385,000	4,340,076
Etiwanda CA School District PFA Loan Agency (Miscellaneous Revenue, AGM Insured)	5.00	9-15-2032	2,000,000	2,042,700
Fontana CA RDA Jurupa Hills Project Series A (Tax Revenue)	5.50	10-1-2017	2,455,000	2,472,234
Fontana CA RDA Jurupa Hills Redevelopment Project Series A (Tax Revenue)	5.60	10-1-2027	4,785,000	4,789,785
Foothill/Eastern Corridor CA Transportation Agency Sub Series B-3 (Transportation Revenue) ±%%	5.50	1-15-2053	10,000,000	10,442,700
Garden Grove CA Unified School District Election of 2010 Series C (GO)	5.25	8-1-2037	2,000,000	2,126,860
Gilroy CA Unified School District Election of 2008 Series A (GO, AGM Insured)	6.00	8-1-2027	1,000,000	1,141,140
Golden West CA Schools Financing Authority CAB Series A (Miscellaneous Revenue, National Insured) ¤	0.00	8-1-2015	2,000,000	1,953,680
Inland Valley CA Development Agency Series C (Tax Revenue) ±	4.50	3-1-2041	3,750,000	3,970,388
Jamul-Dulzura CA Unified School District Series C (GO)	6.40	8-1-2016	80,000	80,404
Jefferson CA Union High School CAB Election of 2006 Series D (GO) ¤	0.00	8-1-2034	9,905,000	2,314,204
Jefferson CA Union High School CAB Election of 2006 Series D (GO) ¤	0.00	8-1-2036	11,130,000	2,198,509

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage California Tax-Free Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Jefferson CA Union High School CAB Election of 2006 Series D (GO) ¤	0.00%	8-1-2033	$8,865,000	$2,258,979
Jefferson CA Union High School District San Mateo County Series A (GO, National Insured)	6.45	8-1-2025	1,000,000	1,189,810
Kaweah CA Delta Health Care District Election of 2003 (GO, National Insured)	5.25	8-1-2028	5,370,000	5,481,857
La Quinta CA RDA Tax Redevelopment Project Area #1 (Tax Revenue, Ambac Insured)	5.00	9-1-2022	920,000	932,494
La Quinta CA RDA Tax Redevelopment Project Area #1 (Tax Revenue, Ambac Insured)	5.00	9-1-2021	910,000	913,258
Lancaster CA RDA Tax Allocation Combined Redevelopment Project Areas (Tax Revenue)	6.50	8-1-2029	2,000,000	2,106,120
Lodi CA Unified School District School Facility Election of 2006 (GO, AGM Insured)	5.00	8-1-2030	2,000,000	2,092,020
Long Beach CA Bond Financing Authority (Miscellaneous Revenue, Ambac Insured)	6.00	11-1-2017	930,000	986,730
Long Beach CA Bond Financing Authority Natural Gas Purchase LIBOR Index Series B (Utilities Revenue) ±	1.61	11-15-2027	5,000,000	4,027,700
Long Beach CA Bond Financing Authority Redevelopment Housing & Gas Utilities Financing Series A-1 (IDR, Ambac Insured)	5.00	8-1-2030	5,000,000	5,035,300
Long Beach CA Unified School District Election of 2008 Series A (GO)	5.50	8-1-2026	2,530,000	2,918,684
Long Beach CA Unified School District CAB Election of 2008 Series B (GO) ¤	0.00	8-1-2035	2,000,000	617,480
Los Angeles CA Community RDA Bunker Hill Project Series A (Tax Revenue, AGM Insured)	5.00	12-1-2027	2,000,000	2,064,480
Los Angeles CA Community Redevelopment Refunding Bond Grand Central Square Class B (Tax Revenue, Ambac Insured)	5.00	12-1-2022	1,200,000	1,167,156
Los Angeles CA Community Redevelopment Vermont Manchester Social Services Project (Miscellaneous Revenue, Ambac Insured)	5.00	9-1-2025	2,310,000	2,393,945
Los Angeles CA COP Sonneblick del Rio Project (Miscellaneous Revenue, Ambac Insured)	6.00	11-1-2019	2,000,000	2,009,400
Los Angeles CA Department of Airports Ontario International Series A (Airport Revenue, National Insured)	5.00	5-15-2024	1,565,000	1,632,874
Los Angeles CA Department of Airports Ontario International Series A (Airport Revenue, National Insured)	5.00	5-15-2025	3,425,000	3,557,239
Los Angeles CA Harbor Department (Airport Revenue)	7.60	10-1-2018	65,000	76,526
Lynwood CA Unified School District Election of 2012 Series A (GO, AGM Insured)	5.00	8-1-2033	5,000	5,103
M-S-R Energy Authority California Gas Series B (Utilities Revenue)	7.00	11-1-2034	4,000,000	4,915,760
M-S-R Energy Authority California Gas Series C (Utilities Revenue)	6.13	11-1-2029	1,060,000	1,175,932
Merced CA Community College School Facilities Improvement Project District #1 (GO, National Insured)	5.00	8-1-2031	1,635,000	1,693,190
Merced CA Union High School District CAB Election of 2008 Series C (GO) ¤	0.00	8-1-2032	3,380,000	1,236,336
Merced CA Union High School District CAB Series A (GO, National Insured) ¤	0.00	8-1-2018	2,135,000	1,923,977
Montebello CA Unified School District Election of 2004 (GO, National Insured)	5.00	8-1-2030	3,175,000	3,412,363
Morongo Band of Mission Indians California Enterprise Casino Series B (Miscellaneous Revenue) 144A	6.50	3-1-2028	2,000,000	2,172,820
Mount San Antonio CA Community College District CAB Election of 2008 Series A (GO) ¤	0.00	8-1-2024	1,610,000	1,040,414
Natomas CA Unified School District Series 1999 (GO, National Insured)	5.95	9-1-2021	1,000,000	1,139,660
Norco CA RDA Redevelopment Project Area #1 (Tax Revenue)	6.00	3-1-2036	500,000	525,130
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.80	7-1-2019	5,000,000	4,578,800
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.89	7-1-2027	10,000,000	8,011,700
Northern California Power Agency Public Power Prerefunded Bond (Utilities Revenue, Ambac Insured)	7.50	7-1-2023	50,000	65,479
Northern Inyo County CA Local Hospital District (GO, AGC Insured)	5.60	8-1-2035	20,000	20,327
Norwalk-LA Mirada CA Unified School District CAB Election of 2002 Series D (GO, AGM Insured) ¤	0.00	8-1-2023	1,500,000	1,006,530

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage California Tax-Free Fund	11

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Oakland Alameda County CA Coliseum Authority Series A (Miscellaneous Revenue)	5.00%	2-1-2025	$500,000	$525,490
Oakland CA Unified School District Election of 2012 (GO)	5.50	8-1-2023	500,000	548,525
Oakland CA Unified School District Election of 2012 (GO)	6.63	8-1-2038	7,750,000	8,388,988
Ontario CA RDFA Ontario Redevelopment Project #1 (Tax Revenue, National Insured)	6.00	8-1-2015	490,000	504,122
Palm Springs CA Palm Springs International Airport (Airport Revenue)	6.00	7-1-2018	290,000	294,559
Palm Springs CA Palm Springs International Airport (Airport Revenue)	6.40	7-1-2023	500,000	507,815
Palo Verde CA Unified School District FlexFund Program (Education Revenue)	4.80	9-1-2027	1,614,194	1,630,772
Paramount CA Unified School District CAB Election of 2006 (GO) ¤	0.00	8-1-2033	2,500,000	773,650
Pasadena CA Old Pasadena Parking Facilities Project (Miscellaneous Revenue)	6.25	1-1-2018	725,000	796,253
Perris CA PFA Series A (Tax Revenue, National Insured)	5.25	10-1-2020	1,030,000	1,042,545
Perris CA PFA Series A (Tax Revenue)	5.75	10-1-2031	2,045,000	2,092,914
Pico Rivera CA Water Authority Series A (Water & Sewer Revenue, National Insured)	5.50	5-1-2019	2,000,000	2,167,000
Pico Rivera CA Water Authority Series A (Water & Sewer Revenue)	6.25	12-1-2032	5,290,000	5,290,317
Pioneer CA Union Elementary School District COP (Miscellaneous Revenue, National Insured)	5.00	8-1-2029	2,635,000	2,669,308
Pomona CA Unified School District Series A (GO, National Insured)	6.55	8-1-2029	2,480,000	2,973,768
Port of Redwood City CA (Airport Revenue)	5.13	6-1-2030	3,600,000	3,305,448
Poway CA Redevelopment Agency Tax Paguay Redevelopment Project (Tax Revenue, Ambac Insured)	5.13	6-15-2033	700,000	678,615
Poway CA Unified School District CAB Election of 2008 Improvement District 07-1-A (GO) ¤	0.00	8-1-2024	1,800,000	1,154,790
Redwood City CA RDA CAB Redevelopment Project Area 2-A (Tax Revenue, Ambac Insured) ¤	0.00	7-15-2030	3,505,000	1,301,617
Rialto CA RDA Merged Project Area Series A (Tax Revenue)	5.00	9-1-2021	1,000,000	1,005,880
Rialto CA Unified School District CAB Election of 2010 Series A (GO, AGM Insured) ¤	0.00	8-1-2026	3,320,000	1,722,150
Richmond CA Joint Powers Financing Authority Civic Center Project Series A (Miscellaneous Revenue, AGM Insured)	5.88	8-1-2037	5,000,000	5,281,600
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue)	6.25	7-1-2024	7,500,000	8,298,600
Riverside County CA Asset Leasing Corporation Riverside County Hospital Project (Miscellaneous Revenue, National Insured) ¤	0.00	6-1-2026	11,460,000	5,702,611
Riverside County CA Palm Desert Financing Authority Series A (Miscellaneous Revenue)	6.00	5-1-2022	4,105,000	4,604,784
Roseville CA Natural Gas Financing Authority (Utilities Revenue)	5.00	2-15-2025	1,930,000	2,021,443
Sacramento CA Unified School District Election of 2012 Series A (GO)	5.25	8-1-2033	1,000,000	1,028,010
Sacramento County CA Airport System AMT Senior Series B (Airport Revenue, AGM Insured)	5.75	7-1-2024	2,000,000	2,205,640
Sacramento County CA City Financing Authority Series A (Miscellaneous Revenue, Ambac Insured)	5.40	11-1-2020	2,500,000	2,799,300
Sacramento County CA COP Animal Care & Youth Detention Program (Miscellaneous Revenue, Ambac Insured)	5.00	10-1-2025	1,085,000	1,110,693
San Bernardino County CA COP Arrowhead Project Series A (Miscellaneous Revenue)	5.50	8-1-2020	6,000,000	6,782,940
San Bernardino County CA COP Medical Center Financing Project (Miscellaneous Revenue, National Insured)	5.00	8-1-2028	5,815,000	5,808,778
San Buenaventura CA Public Facilities Financing Authority Water Revenue Series B (Water & Sewer Revenue)	5.00	7-1-2042	4,000,000	4,049,720
San Diego CA Community College Election of 2002 (GO)	5.00	8-1-2031	4,000,000	4,335,600
San Diego CA PFFA Ballpark Series A (Miscellaneous Revenue, Ambac Insured)	5.25	2-15-2032	3,825,000	3,953,635
San Diego CA PFFA Refunding Balance Ballpark Project Series A (Miscellaneous Revenue, Ambac Insured)	5.25	2-15-2026	4,950,000	5,187,650
San Diego CA RDA CAB Tax Allocation Centre (Tax Revenue, AGM Insured) ¤	0.00	9-1-2023	885,000	578,135
San Diego CA RDA Centre City Sub Parking Series B (Transportation Revenue)	5.30	9-1-2020	1,060,000	1,061,325
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	5.00	9-1-2025	575,000	579,934

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage California Tax-Free Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
San Francisco CA Bay Area Toll Authority Series A (Transportation Revenue) ±	1.31%	4-1-2036	$2,000,000	$1,990,040
San Francisco CA City & County COP Multiple Capital Improvement Projects Series A (Miscellaneous Revenue)	5.20	4-1-2026	3,000,000	3,268,140
San Francisco CA City & County RDFA Mission Bay North Redevelopment Series C (Tax Revenue)	4.50	8-1-2016	250,000	266,893
San Francisco CA City & County RDFA Mission Bay North Redevelopment Series C (Tax Revenue)	4.00	8-1-2014	385,000	390,698
San Gorgonio CA Memorial Healthcare Election of 2006 Series B (GO)	5.63	8-1-2038	5,000,000	5,040,900
San Gorgonio CA Memorial Healthcare Election of 2006 Series C (GO)	7.00	8-1-2027	950,000	1,080,996
San Gorgonio CA Memorial Healthcare Election of 2006 Series C (GO)	7.10	8-1-2033	3,000,000	3,393,390
San Joaquin Hills County CA Transportation Corridor Agency CAB Series A (Transportation Revenue, National Insured) ¤	0.00	1-15-2015	2,000,000	1,931,660
San Jose CA Libraries & Parks Project (GO)	5.13	9-1-2031	2,040,000	2,045,753
San Jose CA RDA Tax Allocation Refunding Bond Merged Area Redevelopment Project Series C (Tax Revenue, National Insured)	5.00	8-1-2025	1,845,000	1,861,162
San Jose CA RDA Tax Allocation Refunding Bond Merged Area Redevelopment Project Series C (Tax Revenue, National Insured)	5.00	8-1-2026	950,000	954,902
San Jose CA Unified School District CAB (Miscellaneous Revenue, AGM Insured) ¤	0.00	1-1-2021	1,205,000	999,439
San Jose CA Unified School District CAB (Miscellaneous Revenue, AGM Insured) ¤	0.00	1-1-2026	3,175,000	2,054,606
San Rafael City CA High School District CAB Election of 2002 Series B (GO, National Insured) ¤	0.00	8-1-2023	1,260,000	864,284
Sanger CA Unified School District Refunding Bond (GO, National Insured)	5.60	8-1-2023	2,000,000	2,304,160
Santa Ana CA Community Redevelopment Merged Project Area Series A (Tax Revenue)	6.00	9-1-2022	2,000,000	2,259,360
Santa Ana CA Unified School District CAB Election of 2008 Series B (GO, AGM Insured) ¤	0.00	8-1-2038	15,000,000	3,593,400
Santa Cruz County CA Live Oak School District COP (Miscellaneous Revenue, AGM Insured)	5.50	8-1-2029	1,000,000	1,064,070
Santa Cruz County CA RDA Live Oak Soquel Community Improvement Project (Tax Revenue)	6.63	9-1-2029	2,100,000	2,335,284
Santa Rosa CA High School District (GO)	5.00	8-1-2024	1,005,000	1,116,364
Simi Valley CA Unified School District Capital Improvement Projects (Miscellaneous Revenue, Ambac Insured)	5.25	8-1-2022	1,970,000	2,077,030
Sonoma CA Community RDA The Springs Redevelopment Project (Tax Revenue, AGM Insured)	6.50	8-1-2028	3,000,000	3,012,360
Sonoma Valley CA Unified School District CAB Election of 2010 Series A (GO) ¤	0.00	8-1-2027	1,020,000	516,191
South Gate CA PFA South Gate Redevelopment Project #1 (Tax Revenue, Syncora Guarantee Incorporated Insured)	5.25	9-1-2019	2,015,000	2,040,732
South Pasadena CA Unified School District Series A (GO, FGIC Insured)	5.55	11-1-2020	665,000	746,203
Southern California Public Power Authority Natural Gas Project #1 Series A (Utilities Revenue) ±	1.63	11-1-2038	5,000,000	3,590,150
Southern California Public Power Authority Natural Gas Project #1 Series A (Utilities Revenue)	5.25	11-1-2025	1,000,000	1,064,620
Southwest Community California Finance Authority Riverside County (Miscellaneous Revenue)	6.38	5-1-2033	3,065,000	3,423,268
Torrance CA COP Refunding & Public Improvement Project Series A (Miscellaneous Revenue, Ambac Insured)	5.00	6-1-2034	1,310,000	1,313,275
Torrance CA COP Refunding & Public Improvement Project Series A (Miscellaneous Revenue, Ambac Insured)	5.25	6-1-2034	2,690,000	2,724,459
Tracy CA Operating Partnership Joint Powers Authority Capital Improvement Projects (Miscellaneous Revenue, AGM Insured)	6.25	10-1-2033	1,000,000	1,127,360
Tulare CA PFFA Capital Facilities Project (Miscellaneous Revenue, AGM Insured)	5.25	4-1-2027	3,000,000	3,231,840
Union City CA Community RDA (Tax Revenue, AGM Insured)	5.25	10-1-2033	8,000,000	8,411,920
Union City CA Community RDA Series A (Tax Revenue, Ambac Insured)	5.38	10-1-2034	3,785,000	3,748,058
University of California Regents Medical Center Series J (Health Revenue)	5.00	5-15-2033	2,265,000	2,324,547

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage California Tax-Free Fund	13

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
University of California Regents Medical Center Series J (Health Revenue)	5.25%	5-15-2038	$10,000,000	$10,366,400
University of California Revenue General Series AI (Education Revenue)	5.00	5-15-2038	2,000,000	2,088,120
Vacaville CA Unified School District (Miscellaneous Revenue, AGM Insured)	6.50	12-1-2034	1,260,000	1,439,361
Vallejo CA Unified School District Refunding Bond Series A (GO, National Insured)	5.90	2-1-2017	1,000,000	1,092,490
Vallejo CA Water Revenue Refunding Bond (Water & Sewer Revenue)	5.25	5-1-2031	1,000,000	1,025,140
Vista CA Community Development Commission Vista Redevelopment Project Area (Tax Revenue)	5.88	9-1-2037	2,500,000	2,500,575
Walnut Valley CA Unified School District Series C (GO, FGIC Insured)	5.75	8-1-2015	780,000	803,962
Washington Township CA Healthcare District Election of 2004 Series B (GO)	5.50	8-1-2038	1,500,000	1,583,715
West Contra Costa CA Healthcare District COP (Tax Revenue, Ambac Insured)	5.50	7-1-2029	3,420,000	3,428,995
West Contra Costa CA Healthcare District COP (Tax Revenue)	6.00	7-1-2032	3,800,000	4,018,234
West Contra Costa CA Unified School District (GO, AGM Insured)	5.25	8-1-2024	1,350,000	1,503,819
West Contra Costa CA Unified School District CAB Election of 2005 Series C-1 (GO, AGM Insured) ¤	0.00	8-1-2021	6,000,000	4,584,240
West Contra Costa CA Unified School District Election of 2005 Series B (GO)	6.00	8-1-2027	1,080,000	1,274,508
West Fresno CA Elementary School District Election of 1997 Series C (GO, AGM Insured)	6.60	5-1-2035	1,000,000	1,167,250
Wiseburn CA School District CAB (GO, AGM Insured) ¤	0.00	8-1-2027	1,525,000	776,881
Yorba Linda CA RDA CAB Series A (Tax Revenue, National Insured) ¤	0.00	9-1-2019	1,810,000	1,432,912

				663,553,875

Colorado: 0.72%
Denver CO City & County Airport revenue Sub Series G2 (Airport Revenue, AGM Insured, Morgan Stanley Bank SPA) ø	0.25	11-15-2025	5,000,000	5,000,000

Guam: 0.35%
Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00	1-1-2031	1,000,000	1,003,930
Guam Government Waterworks Authority Water & Waste Water System Revenue (Water & Sewer Revenue)	5.25	7-1-2033	1,500,000	1,458,105

				2,462,035

Iowa: 0.27%
Iowa Finance Authority Midwestern Disaster Area Revenue Fertilizer Company Project (IDR)	5.50	12-1-2022	2,000,000	1,869,980

Virgin Islands: 1.16%
Virgin Islands PFA Matching Fund Loan Senior Lien Series A (Tax Revenue)	5.00	10-1-2029	5,000,000	4,940,600
Virgin Islands PFA Matching Fund Loan Senior Lien Series A (Miscellaneous Revenue)	6.75	10-1-2037	2,000,000	2,161,640
Virgin Islands PFA Matching Fund Loan Senior Lien Series B (Miscellaneous Revenue)	5.00	10-1-2025	1,000,000	1,032,300

				8,134,540

Total Municipal Obligations (Cost $650,131,483)				681,020,430

	Yield		Shares	Value
Short-Term Investments: 3.15%

Investment Companies: 3.15%
Wells Fargo Advantage California Municipal Money Market Fund, Institutional Class (l)(u) ##	0.01		22,019,541	22,019,541

Total Short-Term Investments (Cost $22,019,541)				22,019,541

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage California Tax-Free Fund	Portfolio of investments—December 31, 2013 (unaudited)

Value

Total investments in securities
(Cost $672,151,024)*	100.55%	$703,039,971
Other assets and liabilities, net	(0.55)	(3,838,187)

Total net assets	100.00%	$699,201,784

¤	Security issued in zero coupon form with no periodic interest payments.

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.

%%	Security issued on a when-issued basis.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

##	All or a portion of this security has been segregated for when-issued securities.

*	Cost for federal income tax purposes is $672,245,583 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$32,616,096
Gross unrealized depreciation	(1,821,708)

Net unrealized appreciation	$30,794,388

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—December 31, 2013 (unaudited)	Wells Fargo Advantage California Tax-Free Fund	15

Assets
Investments
In unaffiliated securities, at value (see cost below)	$681,020,430
In affiliated securities, at value (see cost below)	22,019,541

Total investments, at value (see cost below)	703,039,971
Receivable for investments sold	570,000
Receivable for Fund shares sold	234,933
Receivable for interest	8,617,734
Prepaid expenses and other assets	16,907

Total assets	712,479,545

Liabilities
Dividends payable	541,860
Payable for investments purchased	10,431,900
Payable for Fund shares redeemed	1,805,546
Advisory fee payable	139,976
Distribution fees payable	27,547
Due to other related parties	120,424
Accrued expenses and other liabilities	210,508

Total liabilities	13,277,761

Total net assets	$699,201,784

NET ASSETS CONSIST OF
Paid-in capital	$684,757,943
Undistributed net investment income	67,238
Accumulated net realized losses on investments	(16,512,344)
Net unrealized gains on investments	30,888,947

Total net assets	$699,201,784

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$459,739,737
Shares outstanding – Class A	41,365,032
Net asset value per share – Class A	$11.11
Maximum offering price per share – Class A2	$11.63
Net assets – Class B	$755,584
Shares outstanding – Class B	66,622
Net asset value per share – Class B	$11.34
Net assets – Class C	$41,068,534
Shares outstanding – Class C	3,623,440
Net asset value per share – Class C	$11.33
Net assets – Administrator Class	$197,637,929
Shares outstanding – Administrator Class	17,746,522
Net asset value per share – Administrator Class	$11.14

Investments in unaffiliated securities, at cost	$650,131,483

Investments in affiliated securities, at cost	$22,019,541

Total investments, at cost	$672,151,024

1.	The Fund has an unlimited number of authorized shares.
2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage California Tax-Free Fund	Statement of operations—six months ended December 31, 2013 (unaudited)

Investment income
Interest	$16,704,028
Income from affiliated securities	833

Total investment income	16,704,861

Expenses
Advisory fee	1,267,479
Administration fees
Fund level	185,250
Class A	387,854
Class B	669
Class C	34,069
Administrator Class	106,379
Shareholder servicing fees
Class A	606,022
Class B	1,046
Class C	53,233
Administrator Class	265,947
Distribution fees
Class B	3,137
Class C	159,700
Custody and accounting fees	20,572
Professional fees	27,561
Registration fees	11,074
Shareholder report expenses	16,461
Trustees’ fees and expenses	6,033
Other fees and expenses	10,916

Total expenses	3,163,402
Less: Fee waivers and/or expense reimbursements	(434,578)

Net expenses	2,728,824

Net investment income	13,976,037

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments	(11,750,140)
Net change in unrealized gains (losses) on investments	4,918,972

Net realized and unrealized gains (losses) on investments	(6,831,168)

Net increase in net assets resulting from operations	$7,144,869

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage California Tax-Free Fund	17

	Six months ended December 31, 2013 (unaudited)			Year ended June 30, 2013

Operations
Net investment income		$13,976,037		$27,421,922
Net realized gains (losses) on investments		(11,750,140)		6,630,444
Net change in unrealized gains (losses) on investments		4,918,972		(20,025,333)

Net increase in net assets resulting from operations		7,144,869		14,027,033

Distributions to shareholders from
Net investment income
Class A		(9,115,330)		(18,062,342)
Class B		(12,526)		(34,982)
Class C		(640,887)		(1,284,241)
Administrator Class		(4,206,769)		(8,040,875)

Total distributions to shareholders		(13,975,512)		(27,422,440)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,546,188	28,274,260	6,145,741	71,443,672
Class C	196,124	2,224,327	860,788	10,241,770
Administrator Class	5,165,431	57,329,746	12,307,649	143,416,790

		87,828,333		225,102,232

Reinvestment of distributions
Class A	739,383	8,209,378	1,389,962	16,153,720
Class B	1,047	11,866	2,819	33,438
Class C	51,851	587,177	98,977	1,173,077
Administrator Class	195,866	2,180,230	359,266	4,183,398

		10,988,651		21,543,633

Payment for shares redeemed
Class A	(7,140,885)	(78,996,782)	(7,440,460)	(86,490,207)
Class B	(18,934)	(213,351)	(57,832)	(685,948)
Class C	(653,916)	(7,386,966)	(805,420)	(9,525,749)
Administrator Class	(8,221,276)	(91,356,696)	(7,835,382)	(90,544,630)

		(177,953,795)		(187,246,534)

Net increase (decrease) in net assets resulting from capital share transactions		(79,136,811)		59,399,331

Total increase (decrease) in net assets		(85,967,454)		46,003,924

Net assets
Beginning of period		785,169,238		739,165,314

End of period		$699,201,784		$785,169,238

Undistributed net investment income		$67,238		$66,713

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage California Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2013 (unaudited)	Year ended June 30
CLASS A		2013	2012	2011	2010	2009
Net asset value, beginning of period	$11.21	$11.37	$10.53	$10.69	$10.14	$10.64
Net investment income	0.21	0.40	0.45	0.46	0.46 [1]	0.49
Net realized and unrealized gains (losses) on investments	(0.10)	(0.16)	0.84	(0.16)	0.55	(0.50)

Total from investment operations	0.11	0.24	1.29	0.30	1.01	(0.01)
Distributions to shareholders from
Net investment income	(0.21)	(0.40)	(0.45)	(0.46)	(0.46)	(0.49)
Net asset value, end of period	$11.11	$11.21	$11.37	$10.53	$10.69	$10.14
Total return[2]	1.00%	2.06%	12.46%	2.89%	10.10%	0.06%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.83%	0.83%	0.82%	0.86%	0.88%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.80%	0.80%
Net investment income	3.76%	3.46%	4.08%	4.36%	4.35%	4.85%
Supplemental data
Portfolio turnover rate	29%	23%	41%	23%	31%	44%
Net assets, end of period (000s omitted)	$459,740	$506,770	$512,957	$483,091	$372,415	$351,526

1.	Calculated based upon average shares outstanding

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage California Tax-Free Fund	19

(For a share outstanding throughout each period)

	Six months ended December 31, 2013 (unaudited)	Year ended June 30
CLASS B		2013	2012	2011	2010	2009
Net asset value, beginning of period	$11.44	$11.60	$10.74	$10.91	$10.35	$10.86
Net investment income	0.17 [1]	0.32 [1]	0.38 [1]	0.39 [1]	0.39 [1]	0.42
Net realized and unrealized gains (losses) on investments	(0.10)	(0.16)	0.86	(0.17)	0.56	(0.50)

Total from investment operations	0.07	0.16	1.24	0.22	0.95	(0.08)
Distributions to shareholders from
Net investment income	(0.17)	(0.32)	(0.38)	(0.39)	(0.39)	(0.43)
Net asset value, end of period	$11.34	$11.44	$11.60	$10.74	$10.91	$10.35
Total return[2]	0.64%	1.33%	11.66%	2.06%	9.26%	(0.69)%
Ratios to average net assets (annualized)
Gross expenses	1.58%	1.58%	1.58%	1.56%	1.62%	1.64%
Net expenses	1.50%	1.50%	1.50%	1.50%	1.55%	1.55%
Net investment income	3.00%	2.72%	3.37%	3.57%	3.63%	4.08%
Supplemental data
Portfolio turnover rate	29%	23%	41%	23%	31%	44%
Net assets, end of period (000s omitted)	$756	$966	$1,618	$2,566	$4,286	$11,926

1.	Calculated based upon average shares outstanding

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage California Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2013 (unaudited)	Year ended June 30
CLASS C		2013	2012	2011	2010	2009
Net asset value, beginning of period	$11.43	$11.59	$10.74	$10.90	$10.35	$10.85
Net investment income	0.17	0.32	0.38	0.39	0.39 [1]	0.42
Net realized and unrealized gains (losses) on investments	(0.10)	(0.16)	0.85	(0.16)	0.55	(0.50)

Total from investment operations	0.07	0.16	1.23	0.23	0.94	(0.08)
Distributions to shareholders from
Net investment income	(0.17)	(0.32)	(0.38)	(0.39)	(0.39)	(0.42)
Net asset value, end of period	$11.33	$11.43	$11.59	$10.74	$10.90	$10.35
Total return[2]	0.64%	1.33%	11.56%	2.16%	9.16%	(0.60)%
Ratios to average net assets (annualized)
Gross expenses	1.58%	1.58%	1.58%	1.57%	1.62%	1.63%
Net expenses	1.50%	1.50%	1.50%	1.50%	1.55%	1.55%
Net investment income	3.01%	2.70%	3.31%	3.61%	3.58%	4.10%
Supplemental data
Portfolio turnover rate	29%	23%	41%	23%	31%	44%
Net assets, end of period (000s omitted)	$41,069	$46,050	$44,920	$33,772	$34,848	$27,786

1.	Calculated based upon average shares outstanding

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage California Tax-Free Fund	21

(For a share outstanding throughout each period)

	Six months ended December 31, 2013 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2013	2012	2011	2010	2009
Net asset value, beginning of period	$11.23	$11.39	$10.55	$10.71	$10.16	$10.66
Net investment income	0.22	0.43	0.48	0.48	0.48	0.52
Net realized and unrealized gains (losses) on investments	(0.09)	(0.16)	0.84	(0.16)	0.56	(0.50)

Total from investment operations	0.13	0.27	1.32	0.32	1.04	0.02
Distributions to shareholders from
Net investment income	(0.22)	(0.43)	(0.48)	(0.48)	(0.49)	(0.52)
Net asset value, end of period	$11.14	$11.23	$11.39	$10.55	$10.71	$10.16
Total return[1]	1.19%	2.27%	12.67%	3.10%	10.35%	0.32%
Ratios to average net assets (annualized)
Gross expenses	0.77%	0.77%	0.76%	0.75%	0.78%	0.81%
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	3.95%	3.65%	4.26%	4.54%	4.53%	5.10%
Supplemental data
Portfolio turnover rate	29%	23%	41%	23%	31%	44%
Net assets, end of period (000s omitted)	$197,638	$231,383	$179,670	$118,170	$172,814	$74,046

1.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage California Tax-Free Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage California Tax-Free Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Notes to financial statements (unaudited)	Wells Fargo Advantage California Tax-Free Fund	23

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of June 30, 2013, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $4,667,645 expiring in 2018.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

24	Wells Fargo Advantage California Tax-Free Fund	Notes to financial statements (unaudited)

As of December 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Municipal obligations	$0	$681,020,430	$0	$681,020,430

Short-term investments
Investment companies	22,019,541	0	0	22,019,541
	$22,019,541	$681,020,430	$0	$703,039,971

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended December 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase. For the six months ended December 31, 2013, the advisory fee was equivalent to an annual rate of 0.34% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.75% for Class A shares, 1.50% for Class B shares, 1.50% for Class C shares, and 0.55% for Administrator Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended December 31, 2013, Wells Fargo Funds Distributor, LLC received $8,594 from the sale of Class A shares and $943 in contingent deferred sales charges from redemptions of Class C shares.

Notes to financial statements (unaudited)	Wells Fargo Advantage California Tax-Free Fund	25

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2013 were $201,671,215 and $262,179,326, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended December 31, 2013, the Fund paid $490 in commitment fees.

For the six months ended December 31, 2013, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

26	Wells Fargo Advantage California Tax-Free Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage California Tax-Free Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

28	Wells Fargo Advantage California Tax-Free Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)[1]	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage California Tax-Free Fund	29

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

222102 02-14 SA249/SAR249 12-13

Wells Fargo Advantage

Colorado Tax-Free Fund

Semi-Annual Report

December 31, 2013

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Colorado Tax-Free Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The last six months were marked by modest U.S. economic growth and accommodative central bank policies.

Dear Valued Shareholder:

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage Colorado Tax-Free Fund for the six-month period that ended December 31, 2013. The last six months were marked by modest U.S. economic growth and accommodative central bank policies. Ten-year municipal bond yields traded in a range between 2.5% and 3.0% during the second half of 2013 after longer-term interest rates increased sharply in May and June 2013. Municipal bond returns, as measured by the Barclays Municipal Bond Index1, gained 0.14% for the six-month period that ended December 31, 2013.

Ten-year municipal bond yields averaged 2.7% during the second half of 2013.

Interest rates largely reflected both current Federal Reserve (Fed) policy and investor anticipation of the Fed’s future moves. Throughout the reporting period, the Federal Open Market Committee (FOMC)—the Fed’s monetary policymaking body—kept its key interest rate near zero in order to support the economy and the financial system. The FOMC also purchased mortgage-backed securities to support the housing market and long-term U.S. Treasuries to keep interest rates low. In mid-December, however, the FOMC conveyed confidence in the strength of the economy by announcing it would begin tapering its bond-buying program in January 2014.

Municipal yields reflected the broader U.S. interest-rate environment. At the front end of the yield curve, municipal bond yields were extremely low because of the Fed’s zero interest-rate policy. Longer-term yields were higher than short-term yields, and the yield curve remained steep. The good news from a bond investor’s perspective was that longer-term yield increases were more modest in the second half of the year than they were in the first half. Over the six-month period, five-year municipal bonds returned 1.72%—the best-performing maturity bucket—while the long-term municipal bonds returned -2.02%, the worst-performing maturity bucket.

Higher interest rates and credit concerns kept investors wary of tax-exempt investments.

Negative credit news added to investor skittishness with the asset class. The city of Detroit filed for bankruptcy on July 18, 2013. In December 2013, Detroit was judged eligible for bankruptcy and may now restructure $18 billion of debt and trim pension benefits under Chapter 9 protection. Puerto Rico debt remained under pressure during the reporting period, with rating agencies threatening to downgrade the commonwealth’s rating to junk status amid its well-known financial woes. In February 2014, after the close of the reporting period, Standard & Poor’s, Moody’s and Fitch downgraded Puerto Rico’s rating to junk status. At the end of the reporting period, credit spreads remained attractive on a historical basis, with the difference between BBB-rated and AAA-rated2 bonds greater than at its average over the past 20 years.

Higher interest rates, high-profile negative credit news, and the resulting volatile bond returns created the perfect storm that diminished investor demand for tax-exempt

1.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

2.	The ratings indicated are from Standard & Poor’s. Credit-quality ratings apply to the underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds on a scale of AAA (highest) to D (lowest). Credit quality and credit quality ratings are subject to change.

Letter to shareholders (unaudited)	Wells Fargo Advantage Colorado Tax-Free Fund	3

bonds. Record municipal bond mutual fund outflows totaled just over $48 billion during the last six months of 2013. Higher individual tax rates in 2013 (the top rate is 39.6%) and now higher yield levels may counter this trend, but that remains to be seen.

Sources of positive news included economic growth, pension reform, and less supply.

Despite the unusual yet well-known credit events that garnered headlines, broader and sustainable improvements to municipal credit took place amid less fanfare. For example, economic growth continued to build, the number of jobs increased, and the economy seemed to shrug off uncertainties over the federal budget and debt limit. This economic growth helped municipal budgets, as evidenced by state tax revenues having risen on a year-over-year basis for 14 consecutive quarters. Good news on the pension front came from Illinois, where its legislature showed a willingness to fix its financial problems, which included voting for a number of pension reforms. Another positive for the municipal market was that the supply of municipal new issues declined. New bond deals were postponed amid market volatility and higher interest rates in the second half of 2013. Higher rates also took away the economic reason for refunding outstanding municipal bonds.

Don’t let short-term uncertainty derail long-term investment goals.

While periods of uncertainty can present challenges, they can also create opportunities, and experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite the unusual yet well-known credit events that garnered headlines, broader and sustainable improvements to municipal credit took place amid less fanfare.

4	Wells Fargo Advantage Colorado Tax-Free Fund	Letter to shareholders (unaudited)

Notice to shareholders

The Fund and Funds Management, LLC (“Funds Management”) have received an exemptive order from the SEC that permits Funds Management, subject to the approval of the Board of Trustees of the Fund, to select or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (“Multi-manager Structure”). The Multi-manager Structure applies to subadvisers that are not affiliated with Funds Management or the Fund, except to the extent that affiliation arises solely because such subadvisers provide sub-advisory services to the Fund (“Non-affiliated Subadvisers”), as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Funds Management or of another company that, indirectly or directly, wholly owns Funds Management (“Wholly-owned Subadvisers”).

Pursuant to the SEC order, Funds Management, with the approval of the Board of Trustees, has the discretion to terminate any subadvisers and allocate and reallocate the Fund’s assets among any other Non-affiliated Subadvisers or Wholly-owned Subadvisers. Funds Management, subject to oversight and supervision by the Board of Trustees, has responsibility to continue to oversee any subadvisers to the Fund and to recommend, for approval by the Board of Trustees, the hiring, termination and replacement of subadvisers for the Fund. In the event that a new subadviser is hired pursuant to the Multi-manager Structure, the Fund is required to provide notice to shareholders within 90 days.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

This page is intentionally left blank.

6	Wells Fargo Advantage Colorado Tax-Free Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax and Colorado individual income tax.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Terry J. Goode

Adrian Van Poppel

Average annual total returns1 (%) as of December 31, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (NWCOX)	7-31-1995	(6.91)	4.67	3.02	(2.53)	5.64	3.50	0.91	0.85
Class B (NWCBX)*	8-2-1993	(8.25)	4.52	2.96	(3.25)	4.85	2.96	1.66	1.60
Class C (WCOTX)	3-31-2008	(4.25)	4.85	2.72	(3.25)	4.85	2.72	1.66	1.60
Administrator Class (NCOTX)	8-23-1993	–	–	–	(2.28)	5.90	3.76	0.85	0.60
Barclays Municipal Bond Index[4]	–	–	–	–	(2.55)	5.89	4.29	–	–
Barclays Colorado Municipal Bond Index[5]	–	–	–	–	(3.00)	6.40	4.47	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to Colorado municipal securities risk, high-yield securities risk, and non-diversification risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Advantage Colorado Tax-Free Fund	7

Credit quality[6] as of December 31, 2013

Effective maturity distribution[7] as of December 31, 2013

1.	Historical performance shown for Class C shares prior to their inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to Class C shares.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through October 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

5.	The Barclays Colorado Municipal Bond Index is the Colorado component of the Barclays Municipal Bond Index. You cannot invest directly in an index.

6.	The credit quality of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds on a scale of AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds on a scale of Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds on a scale of AAA (highest) to D (lowest). Credit quality, and credit quality ratings, are subject to change.

7.	Effective maturity is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

8	Wells Fargo Advantage Colorado Tax-Free Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2013 to December 31, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2013	Ending account value 12-31-2013	Expenses paid during the period¹	Net annual expense ratio
Class A
Actual	$1,000.00	$1,004.02	$4.29	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33	0.85%
Class B
Actual	$1,000.00	$999.28	$8.06	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.14	$8.13	1.60%
Class C
Actual	$1,000.00	$1,000.25	$8.07	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.14	$8.13	1.60%
Administrator Class
Actual	$1,000.00	$1,005.28	$3.03	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Colorado Tax-Free Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 99.91%

Arizona: 1.25%
Phoenix AZ IDA Rowan University Project (Education Revenue)	5.25%	6-1-2034	$1,000,000	$996,230

California: 2.88%
Inglewood CA Unified School District (Tax Revenue, AGM Insured)	5.25	10-15-2021	1,000,000	1,117,380
Norco CA Redevelopment Agency Project Area #1 (Tax Revenue)	6.00	3-1-2036	1,120,000	1,176,291

				2,293,671

Colorado: 90.26%
Adams and Arapahoe Counties CO Joint School District #28J Refunding Bonds Series 2012 (GO)	5.00	12-1-2023	1,185,000	1,365,167
Alamosa CO Adams College Institutional Enterprise Bonds Series 2012 (Education Revenue)	5.00	5-15-2037	1,000,000	1,033,800
Arapahoe & Douglas Counties CO Inverness Water & Sanitation District Series A (GO, Radian Insured)	4.60	12-1-2019	390,000	390,452
Arapahoe County CO Centennial 25 Metropolitan District (Tax Revenue)	6.38	12-1-2016	200,000	199,854
Arapahoe County CO Water & Wastewater Authority (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2033	500,000	506,930
Aspen Valley CO Hospital Refunding District Bonds Series 2012 (Health Revenue)	5.00	10-15-2033	600,000	588,864
Aurora CO COP Refunding Bonds Series 2007A (Miscellaneous Revenue)	5.00	12-1-2027	2,000,000	2,160,660
Aurora CO E-470 Public Highway Authority Colorado CAB Series A (Miscellaneous Revenue, National Insured) ¤	0.00	9-1-2034	4,000,000	1,143,920
Aurora CO First Lien Water Improvement Bonds Series 2007A (Water & Sewer Revenue, Ambac Insured)	5.00	8-1-2039	1,000,000	1,017,390
Canon City CO Finance Authority COP (Miscellaneous Revenue, AGM Insured)	5.00	12-1-2032	150,000	152,946
Colorado Board of Governors State University System Enterprise Bonds Series 2013C (Education Revenue)	5.25	3-1-2033	725,000	778,389
Colorado ECFA Alexander Dawson School LLC Project (Education Revenue)	5.00	2-15-2040	2,000,000	2,017,720
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.25	12-1-2028	1,000,000	1,119,620
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.38	12-1-2028	1,000,000	1,125,030
Colorado ECFA Charter School Banning Lewis (Education Revenue) 144A	6.13	12-15-2035	450,000	410,837
Colorado ECFA Charter School Collegiate Project (Education Revenue, Syncora Guarantee Incorporated Insured)	5.00	6-15-2019	1,040,000	1,050,234
Colorado ECFA Charter School Collegiate Project (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25	6-15-2024	1,165,000	1,173,738
Colorado ECFA Charter School District Montessori Charter School Project (Miscellaneous Revenue)	5.00	7-15-2037	1,150,000	1,099,412
Colorado ECFA Charter School Pinnacle High School Project (Education Revenue)	5.13	12-1-2039	500,000	472,920
Colorado ECFA Charter School Twin Peaks Charter (Education Revenue)	6.75	11-15-2028	750,000	806,078
Colorado ECFA Cheyenne Mountain Charter School Series A (Education Revenue)	5.25	6-15-2029	590,000	590,271
Colorado ECFA Parker Core Charter School (Education Revenue, Syncora Guarantee Incorporated Insured)	5.00	11-1-2024	1,445,000	1,454,219
Colorado ECFA Pinnacle School Project K-8 (Education Revenue)	5.00	6-1-2023	275,000	295,504
Colorado ECFA Pinnacle School Project K-8 (Education Revenue)	5.00	6-1-2029	440,000	452,971
Colorado ECFA Refunding Bonds The University Corporation for Atmosphere Research Project Series 2010 (Education Revenue)	5.00	9-1-2032	1,265,000	1,295,879
Colorado ECFA Refunding Bonds The University Corporation for Atmosphere Research Project Series B (Education Revenue)	5.00	9-1-2027	1,480,000	1,568,134
Colorado ECFA Refunding Bonds The University Corporation for Atmosphere Research Project Series B (Education Revenue)	5.00	9-1-2030	1,770,000	1,834,109
Colorado ECFA Student Housing Campus Village Apartment (Miscellaneous Revenue)	5.50	6-1-2033	2,735,000	2,820,742

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Colorado Tax-Free Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Colorado (continued)
Colorado ECFA University Laboratory School Refunding Bonds Series 2004 (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25%	6-1-2024	$1,355,000	$1,364,295
Colorado Health Facilities Authority Adventist Health Sunbelt Series D (Health Revenue) ±	5.25	11-15-2027	1,000,000	1,066,060
Colorado Health Facilities Authority Adventist Health Sunbelt Series D (Health Revenue) ±	5.25	11-15-2035	1,000,000	1,014,020
Colorado Health Facilities Authority Catholic Health Initiatives Series D1 (Health Revenue)	6.25	10-1-2033	1,000,000	1,109,270
Colorado Health Facilities Authority Hospital Parkview Medical Center Incorporation (Health Revenue)	5.00	9-1-2025	900,000	916,749
Colorado Health Facilities Authority Sisters of Charity Leavenworth Health System Series 2013A (Health Revenue)	5.50	1-1-2035	1,000,000	1,050,220
Colorado HFA SFMR Class I Series A (Housing Revenue, FHA/HUD Insured)	5.50	11-1-2029	475,000	492,247
Colorado HFA SFMR Class III Series A3 (Housing Revenue)	5.25	5-1-2032	25,000	25,038
Colorado HFA SFMR Class III Series B3 (Housing Revenue)	5.25	5-1-2032	220,000	222,427
Colorado HFA Waste Management Incorporated Project (Miscellaneous Revenue)	5.70	7-1-2018	500,000	547,830
Colorado Partnership Prerefunded Balance University of Colorado Denver Health Science Center Fitzsimons Academic Series B (Lease Revenue, National Insured)	5.00	11-1-2030	245,000	265,627
Colorado Partnership Unrefunded Balance University of Colorado Denver Health Science Center Fitzsimons Academic Series B (Lease Revenue, National Insured)	5.00	11-1-2030	755,000	818,563
Colorado Regional Transportation District COP Tax-Exempt Bonds Series 2010A (Miscellaneous Revenue)	5.38	6-1-2031	2,500,000	2,632,750
Colorado Regional Transportation District COP Transit Vehicles Series A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2022	1,000,000	1,062,740
Colorado Regional Transportation District Fastracks Project Bonds Series 2013A (Tax Revenue)	5.00	11-1-2031	1,000,000	1,069,900
Colorado Springs CO Utilities System Improvement Bonds Series 2013 B-2 (Utilities Revenue)	5.00	11-15-2038	4,000,000	4,180,520
Colorado Water Reserve Power Development Authority Clean Water Series A (Water & Sewer Revenue)	4.50	9-1-2024	1,000,000	1,058,890
Colorado Water Reserve Power Development Authority Clean Water Series A Unrefunded Balance (Miscellaneous Revenue)	5.13	9-1-2018	40,000	40,158
Colorado Water Reserve Power Development Authority Clean Water Series B Unrefunded Balance (Miscellaneous Revenue)	5.00	9-1-2019	30,000	30,116
Commerce City CO Northern Infrastructure General Import District (GO, AGM Insured)	5.00	12-1-2032	825,000	856,837
Denver CO City & County Airport System Series A (Airport Revenue, Syncora Guarantee Incorporated Insured)	5.00	11-15-2022	1,250,000	1,337,637
Denver CO City & County Department of Aviation Airport System Bonds Series 2012B (Airport Revenue)	5.00	11-15-2030	2,000,000	2,087,260
Denver CO City & County Excise Tax Series A (Tax Revenue, AGM Insured)	6.00	9-1-2021	2,000,000	2,330,100
Denver CO City & County Refunding COP Public Parking Unit Cultural Center Series 2012A (Miscellaneous Revenue)	3.50	12-1-2020	710,000	759,558
Denver CO Convention Center (Tax Revenue, Syncora Guarantee Incorporated Insured)	5.00	12-1-2030	1,205,000	1,205,229
Douglas & Elbert Counties CO Douglas County School District # 1 (GO, National Insured)	5.75	12-15-2022	1,000,000	1,052,700
El Paso County CO School District #49 (Miscellaneous Revenue, National Insured)	5.00	12-15-2027	1,430,000	1,515,671
Fort Collins CO Lease COP Series A (Miscellaneous Revenue, Ambac Insured)	5.38	6-1-2025	1,000,000	1,021,730
Fremont County CO Finance Corporation COP Series 2013 (Lease Revenue)	5.25	12-15-2038	1,265,000	1,239,118
Garfield County CO Public Library District Lease Purchase Financing Program (Miscellaneous Revenue)	5.00	12-1-2026	715,000	751,351
Glendale CO COP (Miscellaneous Revenue, Syncora Guarantee Incorporated Insured)	5.00	12-1-2025	1,000,000	1,045,220
La Plata County CO School District #9 (GO)	5.00	11-1-2024	1,180,000	1,326,650

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Colorado Tax-Free Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Colorado (continued)
Park Meadows CO Business Improvement District (Tax Revenue)	5.00%	12-1-2017	$205,000	$215,238
Platte Valley CO Fire Protection District (Miscellaneous Revenue)	5.00	12-1-2036	325,000	303,959
Town of Berthoud Larimer and Weld Counties CO Wastewater Refunding and Improvement Bonds Series 2012 (Water & Sewer Revenue)	5.00	10-15-2027	670,000	701,256
University of Colorado Enterprise System Series 2007-A (Education Revenue, National Insured, Dexia Credit Local LIQ) ø	0.31	6-1-2026	3,000,000	3,000,000
University of Colorado Enterprise System Series A (Education Revenue)	5.00	6-1-2026	1,000,000	1,110,500
University of Colorado Hospital Authority Series A (Health Revenue)	6.00	11-15-2029	2,000,000	2,188,780

				71,942,004

Guam: 1.91%
Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00	1-1-2031	1,000,000	1,003,930
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.75	12-1-2034	500,000	516,655

				1,520,585

Maryland: 0.53%
Maryland Economic Development Corporation Salisbury University Project (Education Revenue)	5.00	6-1-2027	235,000	233,176
Maryland Economic Development Corporation Salisbury University Project (Education Revenue)	5.00	6-1-2030	200,000	194,106

				427,282

Pennsylvania: 1.25%
Pennsylvania Higher Education Facilities Authority (Education Revenue)	5.00	7-1-2032	1,000,000	994,030

Virgin Islands: 1.24%
Virgin Islands PFA Matching Fund Loan Senior Lien Series A (Tax Revenue)	5.00	10-1-2029	1,000,000	988,120

Washington: 0.59%
Washington HEFAR Gonzaga University Project Series B (Education Revenue)	5.00	10-1-2032	500,000	473,175

Total Municipal Obligations (Cost $78,668,406)				79,635,097

	Yield		Shares
Short-Term Investments: 0.10%

Investment Companies: 0.10%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)	0.01		77,422	77,422

Total Short-Term Investments (Cost $77,422)				77,422

Total investments in securities
(Cost $78,745,828) *	100.01%	79,712,519
Other assets and liabilities, net	(0.01)	(6,341)

Total net assets	100.00%	$79,706,178

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Colorado Tax-Free Fund	Portfolio of investments—December 31, 2013 (unaudited)

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investment. The rate shown is the rate in effect at period end.

¤	Security issued in zero coupon form with no periodic interest payments.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $78,745,441 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,963,750
Gross unrealized depreciation	(996,672)

Net unrealized appreciation	$967,078

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—December 31, 2013 (unaudited)	Wells Fargo Advantage Colorado Tax-Free Fund	13

Assets
Investments
In unaffiliated securities, at value (see cost below)	$79,635,097
In affiliated securities, at value (see cost below)	77,422

Total investments, at value (see cost below)	79,712,519
Receivable for Fund shares sold	18,757
Receivable for interest	695,798
Prepaid expenses and other assets	7,855

Total assets	80,434,929

Liabilities
Dividends payable	90,648
Payable for Fund shares redeemed	558,510
Advisory fee payable	10,408
Distribution fees payable	2,360
Due to other related parties	12,777
Accrued expenses and other liabilities	54,048

Total liabilities	728,751

Total net assets	$79,706,178

NET ASSETS CONSIST OF
Paid-in capital	$80,379,557
Undistributed net investment income	297,219
Accumulated net realized losses on investments	(1,937,289)
Net unrealized gains on investments	966,691

Total net assets	$79,706,178

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$35,387,731
Shares outstanding – Class A	3,424,766
Net asset value per share – Class A	$10.33
Maximum offering price per share – Class A2	$10.82
Net assets – Class B	$20,803
Shares outstanding – Class B	2,011
Net asset value per share – Class B	$10.34
Net assets – Class C	$3,495,250
Shares outstanding – Class C	337,960
Net asset value per share – Class C	$10.34
Net assets – Administrator Class	$40,802,394
Shares outstanding – Administrator Class	3,948,823
Net asset value per share – Administrator Class	$10.33

Investments in unaffiliated securities, at cost	$78,668,406

Investments in affiliated securities, at cost	$77,422

Total investments, at cost	$78,745,828

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Colorado Tax-Free Fund	Statement of operations—six months ended December 31, 2013 (unaudited)

Investment income
Interest	$1,816,997
Income from affiliated securities	135

Total investment income	1,817,132

Expenses
Advisory fee	154,323
Administration fees
Fund level	22,046
Class A	31,757
Class B	29
Class C	3,128
Administrator Class	22,271
Shareholder servicing fees
Class A	49,620
Class B	45
Class C	4,888
Administrator Class	55,457
Distribution fees
Class B	136
Class C	14,663
Custody and accounting fees	5,396
Professional fees	23,254
Registration fees	7,075
Shareholder report expenses	11,864
Trustees’ fees and expenses	6,721
Other fees and expenses	5,226

Total expenses	417,899
Less: Fee waivers and/or expense reimbursements	(83,993)

Net expenses	333,906

Net investment income	1,483,226

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments	(1,302,247)
Net change in unrealized gains (losses) on investments	29,406

Net realized and unrealized gains (losses) on investments	(1,272,841)

Net increase in net assets resulting from operations	$210,385

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Colorado Tax-Free Fund	15

	Six months ended December 31, 2013 (unaudited)		Year ended June 30, 2013

Operations
Net investment income		$1,483,226		$3,403,721
Net realized gains (losses) on investments		(1,302,247)		846,141
Net change in unrealized gains (losses) on investments		29,406		(3,488,005)

Net increase in net assets resulting from operations		210,385		761,857

Distributions to shareholders from
Net investment income
Class A		(649,443)		(1,661,021)
Class B		(447)		(1,332)
Class C		(49,302)		(103,653)
Administrator Class		(783,998)		(1,637,805)

Total distributions to shareholders		(1,483,190)		(3,403,811)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	64,148	665,431	568,198	6,205,194
Class C	31,480	325,223	125,076	1,364,289
Administrator Class	169,831	1,754,441	1,491,500	16,287,773

		2,745,095		23,857,256

Reinvestment of distributions
Class A	58,552	605,693	139,025	1,513,437
Class B	43	447	122	1,332
Class C	4,553	47,130	9,112	99,238
Administrator Class	26,233	271,383	50,524	549,874

		924,653		2,163,881

Payment for shares redeemed
Class A	(1,100,774)	(11,383,627)	(1,267,069)	(13,709,470)
Class B	(3,123)	(32,443)	(331)	(3,611)
Class C	(123,972)	(1,279,034)	(82,362)	(889,005)
Administrator Class	(982,542)	(10,126,682)	(900,610)	(9,775,761)

		(22,821,786)		(24,377,847)

Net increase (decrease) in net assets resulting from capital share transactions		(19,152,038)		1,643,290

Total decrease in net assets		(20,424,843)		(998,664)

Net assets
Beginning of period		100,131,021		101,129,685

End of period		$79,706,178		$100,131,021

Undistributed net investment income		$297,219		$297,183

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Colorado Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2013 (unaudited)	Year ended June 30
CLASS A		2013	2012	2011	2010	2009
Net asset value, beginning of period	$10.46	$10.72	$10.15	$10.35	$9.90	$10.32
Net investment income	0.17 [1]	0.34	0.38	0.44	0.41 [1]	0.45 [1]
Net realized and unrealized gains (losses) on investments	(0.13)	(0.26)	0.57	(0.21)	0.46	(0.41)

Total from investment operations	0.04	0.08	0.95	0.23	0.87	0.04
Distributions to shareholders from
Net investment income	(0.17)	(0.34)	(0.38)	(0.43)	(0.42)	(0.45)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.01)

Total distributions to shareholders	(0.17)	(0.34)	(0.38)	(0.43)	(0.42)	(0.46)
Net asset value, end of period	$10.33	$10.46	$10.72	$10.15	$10.35	$9.90
Total return[2]	0.40%	0.65%	9.51%	2.34%	8.90%	0.51%
Ratios to average net assets (annualized)
Gross expenses	0.95%	0.91%	0.91%	0.89%	0.89%	1.00%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.88%
Net investment income	3.27%	3.10%	3.64%	4.25%	3.95%	4.58%
Supplemental data
Portfolio turnover rate	21%	36%	41%	22%	15%	20%
Net assets, end of period (000s omitted)	$35,388	$46,069	$53,185	$48,218	$69,351	$53,883

1.	Calculated based upon average shares outstanding

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Colorado Tax-Free Fund	17

(For a share outstanding throughout each period)

	Six months ended December 31, 2013 (unaudited)	Year ended June 30
CLASS B		2013	2012	2011	2010	2009
Net asset value, beginning of period	$10.48	$10.73	$10.16	$10.36	$9.92	$10.33
Net investment income	0.13 [1]	0.26 [1]	0.31 [1]	0.36 [1]	0.33 [1]	0.38 [1]
Net realized and unrealized gains (losses) on investments	(0.14)	(0.25)	0.56	(0.20)	0.45	(0.40)

Total from investment operations	(0.01)	0.01	0.87	0.16	0.78	(0.02)
Distributions to shareholders from
Net investment income	(0.13)	(0.26)	(0.30)	(0.36)	(0.34)	(0.38)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.01)

Total distributions to shareholders	(0.13)	(0.26)	(0.30)	(0.36)	(0.34)	(0.39)
Net asset value, end of period	$10.34	$10.48	$10.73	$10.16	$10.36	$9.92
Total return[2]	(0.07)%	(0.01)%	8.69%	1.57%	7.97%	(0.14)%
Ratios to average net assets (annualized)
Gross expenses	1.69%	1.66%	1.66%	1.64%	1.66%	1.74%
Net expenses	1.60%	1.60%	1.60%	1.60%	1.60%	1.63%
Net investment income	2.47%	2.35%	2.98%	3.50%	3.24%	3.83%
Supplemental data
Portfolio turnover rate	21%	36%	41%	22%	15%	20%
Net assets, end of period (000s omitted)	$21	$53	$57	$101	$253	$1,072

1.	Calculated based upon average shares outstanding

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Colorado Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2013 (unaudited)	Year ended June 30
CLASS C		2013	2012	2011	2010	2009
Net asset value, beginning of period	$10.47	$10.73	$10.16	$10.36	$9.91	$10.33
Net investment income	0.13 [1]	0.26	0.30	0.36	0.33 [1]	0.37 [1]
Net realized and unrealized gains (losses) on investments	(0.13)	(0.26)	0.57	(0.20)	0.46	(0.40)

Total from investment operations	0.00	0.00	0.87	0.16	0.79	(0.03)
Distributions to shareholders from
Net investment income	(0.13)	(0.26)	(0.30)	(0.36)	(0.34)	(0.38)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.01)

Total distributions to shareholders	(0.13)	(0.26)	(0.30)	(0.36)	(0.34)	(0.39)
Net asset value, end of period	$10.34	$10.47	$10.73	$10.16	$10.36	$9.91
Total return[2]	0.03%	(0.10)%	8.69%	1.57%	8.08%	(0.23)%
Ratios to average net assets (annualized)
Gross expenses	1.70%	1.67%	1.66%	1.64%	1.65%	1.73%
Net expenses	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
Net investment income	2.52%	2.34%	2.89%	3.50%	3.17%	3.82%
Supplemental data
Portfolio turnover rate	21%	36%	41%	22%	15%	20%
Net assets, end of period (000s omitted)	$3,495	$4,460	$4,012	$3,763	$3,920	$1,053

1.	Calculated based upon average shares outstanding

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Colorado Tax-Free Fund	19

(For a share outstanding throughout each period)

	Six months ended December 31, 2013 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2013	2012	2011	2010	2009
Net asset value, beginning of period	$10.46	$10.72	$10.15	$10.35	$9.90	$10.32
Net investment income	0.19	0.36	0.41	0.46	0.43 [1]	0.48 [1]
Net realized and unrealized gains (losses) on investments	(0.13)	(0.26)	0.57	(0.20)	0.47	(0.42)

Total from investment operations	0.06	0.10	0.98	0.26	0.90	0.06
Distributions to shareholders from
Net investment income	(0.19)	(0.36)	(0.41)	(0.46)	(0.45)	(0.47)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.01)

Total distributions to shareholders	(0.19)	(0.36)	(0.41)	(0.46)	(0.45)	(0.48)
Net asset value, end of period	$10.33	$10.46	$10.72	$10.15	$10.35	$9.90
Total return[2]	0.53%	0.90%	9.78%	2.59%	9.17%	0.76%
Ratios to average net assets (annualized)
Gross expenses	0.88%	0.86%	0.84%	0.83%	0.83%	0.92%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.63%
Net investment income	3.52%	3.34%	3.89%	4.51%	4.21%	4.84%
Supplemental data
Portfolio turnover rate	21%	36%	41%	22%	15%	20%
Net assets, end of period (000s omitted)	$40,802	$49,549	$43,876	$39,021	$44,143	$43,746

1.	Calculated based upon average shares outstanding

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Colorado Tax-Free Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Colorado Tax-Free Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal

Notes to financial statements (unaudited)	Wells Fargo Advantage Colorado Tax-Free Fund	21

income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of June 30, 2013, the Fund had capital loss carryforwards available to offset future net realized capital gains, in the amount of $606,577 with $548,784 expiring in 2018 and $57,793 expiring in 2019.

As of June 30, 2013, the Fund had $28,850 of current year deferred post-October capital losses, which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$79,635,097	$0	$79,635,097
Short-term investments
Investment companies	77,422	0	0	77,422
	$77,422	$79,635,097	$0	$79,712,519

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended December 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

22	Wells Fargo Advantage Colorado Tax-Free Fund	Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase. For the six months ended December 31, 2013, the advisory fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.85% for Class A shares, 1.60% for Class B shares, 1.60% for Class C shares, and 0.60% for Administrator Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended December 31, 2013, Wells Fargo Funds Distributor, LLC received $1,218 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2013 were $16,640,832 and $21,153,326, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption

Notes to financial statements (unaudited)	Wells Fargo Advantage Colorado Tax-Free Fund	23

requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended December 31, 2013, the Fund paid $63 in commitment fees.

For the six months ended December 31, 2013, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

24	Wells Fargo Advantage Colorado Tax-Free Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Colorado Tax-Free Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

26	Wells Fargo Advantage Colorado Tax-Free Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Colorado Tax-Free Fund	27

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

222103 02-14 SA250/SAR250 12-12

Wells Fargo Advantage

High Yield Municipal Bond Fund

Semi-Annual Report

December 31, 2013

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage High Yield Municipal Bond Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The last six months were marked by modest U.S. economic growth and accommodative central bank policies.

Dear Valued Shareholder:

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage High Yield Municipal Bond Fund for the six-month period that ended December 31, 2013. The last six months were marked by modest U.S. economic growth and accommodative central bank policies. Ten-year municipal bond yields traded in a range between 2.5% and 3.0% during the second half of 2013 after longer-term interest rates increased sharply in May and June 2013. Municipal bond returns, as measured by the Barclays Municipal Bond Index1, gained 0.14% for the six-month period that ended December 31, 2013.

Ten-year municipal bond yields averaged 2.7% during the second half of 2013.

Interest rates largely reflected both current Federal Reserve (Fed) policy and investor anticipation of the Fed’s future moves. Throughout the reporting period, the Federal Open Market Committee (FOMC)—the Fed’s monetary policymaking body—kept its key interest rate near zero in order to support the economy and the financial system. The FOMC also purchased mortgage-backed securities to support the housing market and long-term U.S. Treasuries to keep interest rates low. In mid-December, however, the FOMC conveyed confidence in the strength of the economy by announcing it would begin tapering its bond-buying program in January 2014.

Municipal yields reflected the broader U.S. interest-rate environment. At the front end of the yield curve, municipal bond yields were extremely low because of the Fed’s zero interest-rate policy. Longer-term yields were higher than short-term yields, and the yield curve remained steep. The good news from a bond investor’s perspective was that longer-term yield increases were more modest in the second half of the year than they were in the first half. Over the six-month period, five-year municipal bonds returned 1.72%—the best-performing maturity bucket—while the long-term municipal bonds returned -2.02%, the worst-performing maturity bucket.

Higher interest rates and credit concerns kept investors wary of tax-exempt investments.

Negative credit news added to investor skittishness with the asset class. The city of Detroit filed for bankruptcy on July 18, 2013. In December 2013, Detroit was judged eligible for bankruptcy and may now restructure $18 billion of debt and trim pension benefits under Chapter 9 protection. Puerto Rico debt remained under pressure during the reporting period, with rating agencies threatening to downgrade the commonwealth’s rating to junk status amid its well-known financial woes. In February 2014, after the close of the reporting period, Standard & Poor’s, Moody’s and Fitch downgraded Puerto Rico’s rating to junk status. At the end of the reporting period, credit spreads remained attractive on a historical basis, with the difference between BBB-rated and AAA-rated2 bonds greater than its average over the past 20 years.

1.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

2.	The ratings indicated are from Standard & Poor’s. Credit-quality ratings apply to the underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds on a scale of AAA (highest) to D (lowest). Credit quality and credit quality ratings are subject to change

Letter to shareholders (unaudited)	Wells Fargo Advantage High Yield Municipal Bond Fund	3

Higher interest rates, high-profile negative credit news, and the resulting volatile bond returns created the perfect storm that diminished investor demand for tax-exempt bonds. Record municipal bond mutual fund outflows totaled just over $48 billion during the last six months of 2013. Higher individual tax rates in 2013 (the top rate is 39.6%) and now higher yield levels may counter this trend, but that remains to be seen.

Sources of positive news included economic growth, pension reform, and less supply.

Despite the unusual yet well-known credit events that garnered headlines, broader and sustainable improvements to municipal credit took place amid less fanfare. For example, economic growth continued to build, the number of jobs increased, and the economy seemed to shrug off uncertainties over the federal budget and debt limit. This economic growth helped municipal budgets, as evidenced by state tax revenues having risen on a year-over-year basis for 14 consecutive quarters. Good news on the pension front came from Illinois, where its legislature showed a willingness to fix its financial problems, which included voting for a number of pension reforms. Another positive for the municipal market was that the supply of municipal new issues declined. New bond deals were postponed amid market volatility and higher interest rates in the second half of 2013. Higher rates also took away the economic reason for refunding outstanding municipal bonds.

Don’t let short-term uncertainty derail long-term investment goals.

While periods of uncertainty can present challenges, they can also create opportunities, and experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite the unusual yet well-known credit events that garnered headlines, broader and sustainable improvements to municipal credit took place amid less fanfare.

4	Wells Fargo Advantage High Yield Municipal Bond Fund	Letter to shareholders (unaudited)

Notice to shareholders

The Fund and Funds Management, LLC (“Funds Management”) have received an exemptive order from the SEC that permits Funds Management, subject to the approval of the Board of Trustees of the Fund, to select or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (“Multi-manager Structure”). The Multi-manager Structure applies to subadvisers that are not affiliated with Funds Management or the Fund, except to the extent that affiliation arises solely because such subadvisers provide sub-advisory services to the Fund (“Non-affiliated Subadvisers”), as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Funds Management or of another company that, indirectly or directly, wholly owns Funds Management (“Wholly-owned Subadvisers”).

Pursuant to the SEC order, Funds Management, with the approval of the Board of Trustees, has the discretion to terminate any subadvisers and allocate and reallocate the Fund’s assets among any other Non-affiliated Subadvisers or Wholly-owned Subadvisers. Funds Management, subject to oversight and supervision by the Board of Trustees, has responsibility to continue to oversee any subadvisers to the Fund and to recommend, for approval by the Board of Trustees, the hiring, termination and replacement of subadvisers for the Fund. In the event that a new subadviser is hired pursuant to the Multi-manager Structure, the Fund is required to provide notice to shareholders within 90 days.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

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6	Wells Fargo Advantage High Yield Municipal Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks high current income exempt from federal income tax, and capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Dennis Derby

Lyle J. Fitterer, CFA, CPA

Terry J. Goode

Average annual total returns (%) as of December 31, 2013

		Including sales charge	Excluding sales charge	Expense ratios[1] (%)
	Inception date	Since inception	Since inception	Gross	Net[2]
Class A (WHYMX)	1-31-2013	(6.14)	(1.73)	3.31	0.85
Class C (WHYCX)	1-31-2013	(3.33)	(2.38)	4.06	1.60
Administrator Class (WHYDX)	1-31-2013	–	(1.54)	3.25	0.75
Institutional Class (WHYIX)	1-31-2013	–	(1.51)	2.98	0.60
Barclays Municipal Bond Index[3]	–	–	(2.96)	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Advantage High Yield Municipal Bond Fund	7

Credit quality[4] as of December 31, 2013

Effective maturity distribution[5] as of December 31, 2013

1.	Reflects the expense ratios as stated in the most recent prospectuses.

2.	The Adviser has committed through October 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

3.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

4.	The credit quality of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds on a scale of AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds on a scale of Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds on a scale of AAA (highest) to D (lowest). Credit quality, and credit quality ratings, are subject to change.

5.	Effective maturity is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

8	Wells Fargo Advantage High Yield Municipal Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2013 to December 31, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2013	Ending account value 12-31-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,019.55	$4.33	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33	0.85%
Class C
Actual	$1,000.00	$1,015.73	$8.13	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.14	$8.13	1.60%
Administrator Class
Actual	$1,000.00	$1,021.05	$3.82	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82	0.75%
Institutional Class
Actual	$1,000.00	$1,020.82	$3.06	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage High Yield Municipal Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 81.99%

Alabama: 1.34%
Jefferson County AL Sewer Revenue Series B (Water & Sewer Revenue) ¤	0.00%	10-1-2036	$1,000,000	$229,780

Arizona: 2.61%
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses (Education Revenue)	5.00	7-1-2023	250,000	233,815
Phoenix AZ IDR Great Hearts Academies Project (Education Revenue)	5.20	7-1-2022	220,000	214,839

				448,654

California: 16.09%
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2020	540,000	429,089
California CDA California Baptist University Series B (Education Revenue) 144A	5.75	11-1-2017	170,000	166,709
California Municipal Finance Authority Charter School Revenue Albert Einstein Academies Project Series A (Miscellaneous Revenue)	7.13	8-1-2043	250,000	249,903
California PCFA Water Furnishing Bonds Poseidon Resources Desalination Project (IDR) 144A	5.00	11-21-2045	250,000	199,543
Compton CA Community RDA Project 2nd Lien Series A (Tax Revenue)	4.75	8-1-2019	225,000	233,134
Compton CA Community RDA Project 2nd Lien Series A (Tax Revenue)	5.00	8-1-2020	100,000	103,862
Compton CA TRAN Series A (Miscellaneous Revenue)	3.75	6-1-2014	200,000	199,724
Mammoth CA Unified School District (GO, National Insured) ¤	0.00	8-1-2026	900,000	462,294
Paramount CA RDA Project Area 1 (Tax Revenue, National Insured) ¤	0.00	8-1-2026	500,000	233,745
Redondo Beach CA Unified School District Series E (GO) ¤	0.00	8-1-2031	540,000	353,387
Riverside County CA Asset Leasing Corporation Riverside County Hospital Project (Miscellaneous Revenue, National Insured) ¤	0.00	6-1-2022	200,000	134,502

				2,765,892

Florida: 3.70%
Florida Development Finance Corporation Renaissance Charter School Project Series A (Education Revenue)	6.00	9-15-2040	200,000	179,940
Florida Development Finance Corporation Renaissance Charter School Project Series A (Education Revenue)	8.50	6-15-2044	250,000	245,318
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project (Health Revenue)	6.00	11-1-2038	250,000	210,208

				635,466

Georgia: 1.86%
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Utilities Revenue)	5.50	9-15-2027	300,000	319,191

Guam: 1.55%
Guam International Airport Authority Series C (Airport Revenue)	6.38	10-1-2043	260,000	266,991

Idaho: 2.39%
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A (Education Revenue)	6.50	12-1-2038	200,000	195,882
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	6.25	5-1-2043	250,000	214,410

				410,292

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage High Yield Municipal Bond Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois: 10.48%
Chicago IL Board of Education CAB Series A (GO, AGM Insured)	5.00%	12-1-2042	$250,000	$227,300
Chicago IL Series A (GO)	5.25	1-1-2023	500,000	517,660
Chicago IL O’Hare International Airport Revenue Series B (Airport Revenue)	6.00	1-1-2041	125,000	134,213
Illinois Metropolitan Pier & Exposition Authority McCormick Place Expansion Project CAB Series B-1 (Tax Revenue) ¤	0.00	6-15-2026	500,000	265,060
Lake County IL Community Unit School District #187 North Chicago Series A (Education Revenue) ¤	0.00	1-1-2023	590,000	383,305
Sangamon County IL School District #186 COP Hay-Edwards Elementary School Project Series A (Miscellaneous Revenue, ACA Insured)	5.88	8-15-2018	100,000	95,954
Sangamon County IL School District #186 COP Hay-Edwards Elementary School Project Series A (Miscellaneous Revenue, ACA Insured)	6.13	8-15-2023	200,000	177,572

				1,801,064

Indiana: 1.17%
Valparaiso IN Facilities Revenue Pratt Paper LLC Project (Miscellaneous Revenue)	5.88	1-1-2024	200,000	200,674

Iowa: 1.09%
Iowa Finance Authority Midwestern Disaster Area Revenue Fertilizer Company Project (IDR)	5.50	12-1-2022	200,000	186,998

Louisiana: 1.32%
Louisiana Public Facilities Authority Impala Warehousing LLC Project (Miscellaneous Revenue)	6.50	7-1-2036	250,000	226,660

Michigan: 11.37%
Detroit MI (GO)	4.50	11-1-2023	275,000	267,765
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2021	50,000	30,858
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2020	35,000	23,196
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2025	100,000	40,574
Detroit MI Sewer Disposal System (Water & Sewer Revenue, AGM/FGIC Insured)	5.50	7-1-2029	220,000	218,416
Detroit MI Water & Sewage Department Series A (Water & Sewer Revenue)	5.50	7-1-2024	100,000	97,819
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, National Insured) ±	5.00	7-1-2018	150,000	148,455
Detroit MI Water Supply System Series D (Water & Sewer Revenue, National Insured)	5.00	7-1-2024	50,000	48,026
Michigan Finance Authority (Education Revenue)	5.00	2-1-2022	250,000	239,873
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	4.75	5-1-2027	310,000	266,808
Michigan Public Educational Facilities Authority Chandler Park Academy (Education Revenue)	6.35	11-1-2028	225,000	226,139
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Education Revenue) 144A	6.50	9-1-2037	200,000	129,988
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A (Education Revenue)	6.50	12-15-2036	250,000	216,465

				1,954,382

Nevada: 0.87%
Henderson NV RDA Series A (Tax Revenue, Ambac Insured)	5.13	10-1-2022	150,000	150,018

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage High Yield Municipal Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

New Jersey: 3.98%
Camden County NJ Healthcare Redevelopment Revenue Cooper Health System Series A (Health Revenue)	5.00%	2-15-2025	$250,000	$244,720
Essex County NJ Improvement Authority Lease Newark Project Series A (Miscellaneous Revenue)	6.25	11-1-2030	200,000	211,578
New Jersey EDA Special Facilities Revenue Continental Airlines Incorporated Project (IDR)	5.25	9-15-2029	250,000	227,520

				683,818

New York: 1.88%
New York NY IDA (IDR) ±(s)	7.63	8-1-2025	300,000	323,832

Pennsylvania: 3.61%
Allegheny County PA IDA Propel Charter School Sunrise Project (Education Revenue)	5.25	7-15-2023	200,000	184,972
Dauphin County PA General Authority Office & Parking Riverfront Office Project (Miscellaneous Revenue)	6.00	1-1-2025	190,000	188,358
Philadelphia PA Hospitals & HEFA Temple University Health System Series B (Hospital Revenue)	6.25	7-1-2023	250,000	247,013

				620,343

Puerto Rico: 3.78%
Puerto Rico Commonwealth (Miscellaneous Revenue)	5.50	7-1-2015	50,000	50,391
Puerto Rico Commonwealth CAB (Miscellaneous Revenue) ¤	0.00	7-1-2015	100,000	89,998
Puerto Rico Highway & Transportation Authority Revenue (Transportation Revenue)	5.50	7-1-2015	95,000	96,384
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Sacred Heart University (Education Revenue)	4.00	10-1-2023	250,000	197,615
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities International American University Project (Education Revenue)	5.00	10-1-2020	25,000	23,233
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities International American University Project (Education Revenue)	5.00	10-1-2031	250,000	191,215

				648,836

Rhode Island: 2.82%
Rhode Island Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	6.00	6-1-2023	485,000	484,452

South Carolina: 0.68%
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2017	152,230	116,773

Tennessee: 0.75%
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	2-1-2022	120,000	129,593

Texas: 2.74%
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation (Utilities Revenue)	5.50	8-1-2021	50,000	55,626
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation (Utilities Revenue)	5.50	8-1-2027	190,000	201,810
Texas Private Activity Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	7.00	12-31-2038	200,000	214,032

				471,468

Utah: 0.77%
West Valley City UT Charter School Monticello Academy (Education Revenue) 144A	6.38	6-1-2037	145,000	132,382

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage High Yield Municipal Bond Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Vermont: 0.93%
Burlington VT International Airport Project Series A (Airport Revenue)	4.00%	7-1-2028	$200,000	$159,956

Washington: 1.47%
Skagit County WA Public Hospital District #1 Skagit Valley Hospital Project (Health Revenue)	5.25	12-1-2025	250,000	252,610

West Virginia: 1.58%
West Virginia Hospital Finance Authority (Health Revenue)	6.25	10-1-2023	270,000	272,057

Wisconsin: 1.16%
Wisconsin HEFA (Health Revenue)	6.88	12-1-2023	200,000	200,084

Total Municipal Obligations (Cost $14,468,651)				14,092,266

	Yield		Shares
Short-Term Investments: 0.21%

Investment Companies: 0.21%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)	0.01		35,881	35,881

Total Short-Term Investments (Cost $35,881)				35,881

Total investments in securities (Cost $14,504,532) *	82.20%	14,128,147
Other assets and liabilities, net	17.80	3,058,561

Total net assets	100.00%	$17,186,708

¤	Security issued in zero coupon form with no periodic interest payments.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(s)	Security is currently in default with regards to scheduled interest and/or principal payments.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $14,504,532 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$107,204
Gross unrealized depreciation	(483,589)

Net unrealized depreciation	$(376,385)

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—December 31, 2013 (unaudited)	Wells Fargo Advantage High Yield Municipal Bond Fund	13

Assets
Investments
In unaffiliated securities, at value (see cost below)	$14,092,266
In affiliated securities, at value (see cost below)	35,881

Total investments, at value (see cost below)	14,128,147
Cash	3,928
Receivable for investments sold	10,000
Receivable for Fund shares sold	2,875,000
Receivable for interest	197,573
Receivable from adviser	10,055
Prepaid expenses and other assets	23,559

Total assets	17,248,262

Liabilities
Dividends payable	6,479
Payable for Fund shares redeemed	12
Distribution fees payable	326
Due to other related parties	1,755
Shareholder report expenses payable	16,919
Professional fees payable	33,606
Accrued expenses and other liabilities	2,457

Total liabilities	61,554

Total net assets	$17,186,708

NET ASSETS CONSIST OF
Paid-in capital	$17,745,349
Undistributed net investment income	4,619
Accumulated net realized losses on investments	(186,875)
Net unrealized losses on investments	(376,385)

Total net assets	$17,186,708

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$1,098,515
Shares outstanding – Class A	115,824
Net asset value per share – Class A	$9.48
Maximum offering price per share – Class A2	$9.93
Net assets – Class C	$497,000
Shares outstanding – Class C	52,406
Net asset value per share – Class C	$9.48
Net assets – Administrator Class	$1,520,080
Shares outstanding – Administrator Class	160,213
Net asset value per share – Administrator Class	$9.49
Net assets – Institutional Class	$14,071,113
Shares outstanding – Institutional Class	1,483,435
Net asset value per share – Institutional Class	$9.49

Investments in unaffiliated securities, at cost	$14,468,651

Investments in affiliated securities, at cost	$35,881

Total investments, at cost	$14,504,532

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage High Yield Municipal Bond Fund	Statement of operations—six months ended December 31, 2013 (unaudited)

Investment income
Interest	$304,761
Income from affiliated securities	91

Total investment income	304,852

Expenses
Advisory fee	26,284
Administration fees
Fund level	2,921
Class A	833
Class C	395
Administrator Class	541
Institutional Class	3,626
Shareholder servicing fees
Class A	1,301
Class C	618
Administrator Class	1,351
Distribution fees
Class C	1,853
Custody and accounting fees	4,015
Professional fees	22,877
Registration fees	45,327
Shareholder report expenses	15,300
Trustees’ fees and expenses	6,400
Other fees and expenses	3,769

Total expenses	137,411
Less: Fee waivers and/or expense reimbursements	(97,783)

Net expenses	39,628

Net investment income	265,224

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments	(186,863)
Net change in unrealized gains (losses) on investments	167,128

Net realized and unrealized gains (losses) on investments	(19,735)

Net increase in net assets resulting from operations	$245,489

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage High Yield Municipal Bond Fund	15

	Six months ended December 31, 2013 (unaudited)		Year ended June 30, 2013[1]

Operations
Net investment income		$265,224		$134,604
Net realized gains (losses) on investments		(186,863)		30,283
Net change in unrealized gains (losses) on investments		167,128		(543,513)

Net increase (decrease) in net assets resulting from operations		245,489		(378,626)

Distributions to shareholders from
Net investment income
Class A		(22,284)		(9,027)
Class C		(8,716)		(4,731)
Administrator Class		(24,014)		(6,388)
Institutional Class		(206,205)		(113,844)
Net realized gains
Class A		(2,293)		0
Class C		(1,054)		0
Administrator Class		(3,220)		0
Institutional Class		(23,728)		0

Total distributions to shareholders		(291,514)		(133,990)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	10,068	95,824	104,214	1,047,708
Class C	862	8,150	50,040	500,400
Administrator Class	106,724	1,000,000	50,000	500,000
Institutional Class	598,353	5,693,485	853,842	8,538,400

		6,797,459		10,586,508

Reinvestment of distributions
Class A	1,435	13,587	644	6,383
Class C	1,026	9,718	478	4,731
Administrator Class	2,845	27,039	644	6,388
Institutional Class	23,622	223,781	11,467	113,745

		274,125		131,247

Payment for shares redeemed
Class A	(534)	(5,061)	(3)	(31)
Institutional Class	0	0	(3,849)	(38,898)

		(5,061)		(38,929)

Net increase in net assets resulting from capital share transactions		7,066,523		10,678,826

Total increase in net assets		7,020,498		10,166,210

Net assets
Beginning of period		10,166,210		0

End of period		$17,186,708		$10,166,210

Undistributed net investment income		$4,619		$614

1.	For the period from January 31, 2013 (commencement of operations) to June 30, 2013

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage High Yield Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

CLASS A	Six months ended December 31, 2013 (unaudited)	Year ended June 30, 2013[1]
Net asset value, beginning of period	$9.52	$10.00
Net investment income	0.21	0.13
Net realized and unrealized gains (losses) on investments	(0.03)	(0.49)

Total from investment operations	0.18	(0.36)
Distributions to shareholders from
Net investment income	(0.20)	(0.12)
Net realized gains	(0.02)	0.00

Total distributions to shareholders	(0.22)	(0.12)
Net asset value, end of period	$9.48	$9.52
Total return[2]	1.96%	(3.61)%
Ratios to average net assets (annualized)
Gross expenses	2.61%	3.45%
Net expenses	0.85%	0.85%
Net investment income	4.33%	3.21%
Supplemental data
Portfolio turnover rate	39%	69%
Net assets, end of period (000s omitted)	$1,099	$998

1.	For the period from January 31, 2013 (commencement of class operations) to June 30, 2013

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage High Yield Municipal Bond Fund	17

(For a share outstanding throughout each period)

CLASS C	Six months ended December 31, 2013 (unaudited)	Year ended June 30, 2013[1]
Net asset value, beginning of period	$9.52	$10.00
Net investment income	0.17	0.09
Net realized and unrealized gains (losses) on investments	(0.02)	(0.48)

Total from investment operations	0.15	(0.39)
Distributions to shareholders from
Net investment income	(0.17)	(0.09)
Net realized gains	(0.02)	0.00

Total distributions to shareholders	(0.19)	(0.09)
Net asset value, end of period	$9.48	$9.52
Total return[2]	1.57%	(3.89)%
Ratios to average net assets (annualized)
Gross expenses	3.37%	4.05%
Net expenses	1.60%	1.60%
Net investment income	3.58%	2.25%
Supplemental data
Portfolio turnover rate	39%	69%
Net assets, end of period (000s omitted)	$497	$481

1.	For the period from January 31, 2013 (commencement of class operations) to June 30, 2013

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage High Yield Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

ADMINISTRATOR CLASS	Six months ended December 31, 2013 (unaudited)	Year ended June 30, 2013[1]
Net asset value, beginning of period	$9.52	$10.00
Net investment income	0.21	0.13
Net realized and unrealized gains (losses) on investments	(0.01)	(0.48)

Total from investment operations	0.20	(0.35)
Distributions to shareholders from
Net investment income	(0.21)	(0.13)
Net realized gains	(0.02)	0.00

Total distributions to shareholders	(0.23)	(0.13)
Net asset value, end of period	$9.49	$9.52
Total return[2]	2.10%	(3.57)%
Ratios to average net assets (annualized)
Gross expenses	2.43%	3.24%
Net expenses	0.75%	0.75%
Net investment income	4.51%	3.10%
Supplemental data
Portfolio turnover rate	39%	69%
Net assets, end of period (000s omitted)	$1,520	$482

1.	For the period from January 31, 2013 (commencement of class operations) to June 30, 2013

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage High Yield Municipal Bond Fund	19

(For a share outstanding throughout each period)

INSTITUTIONAL CLASS	Six months ended December 31, 2013 (unaudited)	Year ended June 30, 2013[1]
Net asset value, beginning of period	$9.52	$10.00
Net investment income	0.22	0.13
Net realized and unrealized gains (losses) on investments	(0.01)	(0.48)

Total from investment operations	0.21	(0.35)
Distributions to shareholders from
Net investment income	(0.22)	(0.13)
Net realized gains	(0.02)	0.00

Total distributions to shareholders	(0.24)	(0.13)
Net asset value, end of period	$9.49	$9.52
Total return[2]	2.08%	(3.52)%
Ratios to average net assets (annualized)
Gross expenses	2.26%	2.97%
Net expenses	0.60%	0.60%
Net investment income	4.62%	3.25%
Supplemental data
Portfolio turnover rate	39%	69%
Net assets, end of period (000s omitted)	$14,071	$8,204

1.	For the period from January 31, 2013 (commencement of class operations) to June 30, 2013

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage High Yield Municipal Bond Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage High Yield Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Notes to financial statements (unaudited)	Wells Fargo Advantage High Yield Municipal Bond Fund	21

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the three fiscal years since commencement of operations will be subject to examination by the federal and Delaware revenue authorities. The Fund is not subject to examination by federal and state tax authorities for tax years before 2013, the year the Fund commenced operations.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

22	Wells Fargo Advantage High Yield Municipal Bond Fund	Notes to financial statements (unaudited)

As of December 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$14,092,266	$0	$14,092,266
Short-term investments
Investment companies	35,881	0	0	35,881
	$35,881	$14,092,266	$0	$14,128,147

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended December 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.45% and declining to 0.35% as the average daily net assets of the Fund increase. For the six months ended December 31, 2013, the advisory fee was equivalent to an annual rate of 0.45% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.85% for Class A shares, 1.60% for Class C shares, 0.75% for Administrator Class shares, and 0.60% for Institutional Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares

For the six months ended December 31, 2013, Wells Fargo Funds Distributor, LLC received $26 from the sale of Class A shares.

Notes to financial statements (unaudited)	Wells Fargo Advantage High Yield Municipal Bond Fund	23

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2013 were $8,712,076 and $4,435,469, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended December 31, 2013, the Fund paid $11 in commitment fees.

For the six months ended December 31, 2013, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

24	Wells Fargo Advantage High Yield Municipal Bond Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage High Yield Municipal Bond Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

26	Wells Fargo Advantage High Yield Municipal Bond Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage High Yield Municipal Bond Fund	27

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

222104 02-14 SA264/SAR264 12-13

Wells Fargo Advantage

Intermediate Tax/AMT-Free Fund

Semi-Annual Report

December 31, 2013

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The last six months were marked by modest U.S. economic growth and accommodative central bank policies.

Dear Valued Shareholder:

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage Intermediate Tax/AMT-Free Fund for the six-month period that ended December 31, 2013. The last six months were marked by modest U.S. economic growth and accommodative central bank policies. Ten-year municipal bond yields traded in a range between 2.5% and 3.0% during the second half of 2013 after longer-term interest rates increased sharply in May and June 2013. Municipal bond returns, as measured by the Barclays Municipal Bond Index1, gained 0.14% for the six-month period that ended December 31, 2013.

Ten-year municipal bond yields averaged 2.7% during the second half of 2013.

Interest rates largely reflected both current Federal Reserve (Fed) policy and investor anticipation of the Fed’s future moves. Throughout the reporting period, the Federal Open Market Committee (FOMC)—the Fed’s monetary policymaking body—kept its key interest rate near zero in order to support the economy and the financial system. The FOMC also purchased mortgage-backed securities to support the housing market and long-term U.S. Treasuries to keep interest rates low. In mid-December, however, the FOMC conveyed confidence in the strength of the economy by announcing it would begin tapering its bond-buying program in January 2014.

Municipal yields reflected the broader U.S. interest-rate environment. At the front end of the yield curve, municipal bond yields were extremely low because of the Fed’s zero interest-rate policy. Longer-term yields were higher than short-term yields, and the yield curve remained steep. The good news from a bond investor’s perspective was that longer-term yield increases were more modest in the second half of the year than they were in the first half. Over the six-month period, five-year municipal bonds returned 1.72%—the best-performing maturity bucket—while the long-term municipal bonds returned -2.02%, the worst-performing maturity bucket.

Higher interest rates and credit concerns kept investors wary of tax-exempt investments.

Negative credit news added to investor skittishness with the asset class. The city of Detroit filed for bankruptcy on July 18, 2013. In December 2013, Detroit was judged eligible for bankruptcy and may now restructure $18 billion of debt and trim pension benefits under Chapter 9 protection. Puerto Rico debt remained under pressure during the reporting period, with rating agencies threatening to downgrade the commonwealth’s rating to junk status amid its well-known financial woes. In February 2014, after the close of the reporting period, Standard & Poor’s, Moody’s and Fitch downgraded Puerto Rico’s rating to junk status. At the end of the reporting period, credit spreads remained attractive on a historical basis, with the difference between BBB-rated and AAA-rated2 bonds greater than its average over the past 20 years.

Higher interest rates, high-profile negative credit news, and the resulting volatile bond returns created the perfect storm that diminished investor demand for tax-exempt bonds. Record municipal bond mutual fund outflows totaled just over $48 billion during the last six months of 2013. Higher individual tax rates in 2013 (the top rate is 39.6%) and now higher yield levels may counter this trend, but that remains to be seen.

1.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

2.	The ratings indicated are from Standard & Poor’s. Credit-quality ratings apply to the underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds on a scale of AAA (highest) to D (lowest). Credit quality and credit quality ratings are subject to change.

Letter to shareholders (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	3

Sources of positive news included economic growth, pension reform, and less supply.

Despite the unusual yet well-known credit events that garnered headlines, broader and sustainable improvements to municipal credit took place amid less fanfare. For example, economic growth continued to build, the number of jobs increased, and the economy seemed to shrug off uncertainties over the federal budget and debt limit. This economic growth helped municipal budgets, as evidenced by state tax revenues having risen on a year-over-year basis for 14 consecutive quarters. Good news on the pension front came from Illinois, where its legislature showed a willingness to fix its financial problems, which included voting for a number of pension reforms. Another positive for the municipal market was that the supply of municipal new issues declined. New bond deals were postponed amid market volatility and higher interest rates in the second half of 2013. Higher rates also took away the economic reason for refunding outstanding municipal bonds.

Don’t let short-term uncertainty derail long-term investment goals.

While periods of uncertainty can present challenges, they can also create opportunities, and experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite the unusual yet well-known credit events that garnered headlines, broader and sustainable improvements to municipal credit took place amid less fanfare.

4	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Letter to shareholders (unaudited)

Notice to shareholders

The Fund and Funds Management, LLC (“Funds Management”) have received an exemptive order from the SEC that permits Funds Management, subject to the approval of the Board of Trustees of the Fund, to select or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (“Multi-manager Structure”). The Multi-manager Structure applies to subadvisers that are not affiliated with Funds Management or the Fund, except to the extent that affiliation arises solely because such subadvisers provide sub-advisory services to the Fund (“Non-affiliated Subadvisers”), as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Funds Management or of another company that, indirectly or directly, wholly owns Funds Management (“Wholly-owned Subadvisers”).

Pursuant to the SEC order, Funds Management, with the approval of the Board of Trustees, has the discretion to terminate any subadvisers and allocate and reallocate the Fund’s assets among any other Non-affiliated Subadvisers or Wholly-owned Subadvisers. Funds Management, subject to oversight and supervision by the Board of Trustees, has responsibility to continue to oversee any subadvisers to the Fund and to recommend, for approval by the Board of Trustees, the hiring, termination and replacement of subadvisers for the Fund. In the event that a new subadviser is hired pursuant to the Multi-manager Structure, the Fund is required to provide notice to shareholders within 90 days.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

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6	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Lyle J. Fitterer, CFA, CPA

Robert J. Miller

Average annual total returns1 (%) as of December 31, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFTAX)	7-31-2007	(4.60)	5.74	3.83	(1.65)	6.39	4.14	0.80	0.70
Class C (WFTFX)	7-31-2007	(3.38)	5.60	3.38	(2.38)	5.60	3.38	1.55	1.45
Administrator Class (WFITX)	3-31-2008	–	–	–	(1.55)	6.52	4.23	0.74	0.60
Institutional Class (WITIX)	3-31-2008	–	–	–	(1.37)	6.70	4.36	0.47	0.42
Investor Class (SIMBX)	7-31-2001	–	–	–	(1.68)	6.37	4.15	0.83	0.73
Barclays 1-15 Year Municipal Blend Index[4]	–	–	–	–	(1.05)	4.80	4.07	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 3.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	7

Credit quality[5] as of December 31, 2013

Effective maturity distribution[6] as of December 31, 2013

1.	Historical performance shown for Class C shares prior to their inception reflects the performance of Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Class A shares prior to their inception reflects the performance of Investor Class shares, and includes the higher expenses applicable to Investor Class shares (except during those periods in which expenses of Class A shares would have been higher than those of Investor Class shares, no such adjustment is reflected). If these expenses had not been included, returns would be higher. Historical performance shown for Administrator Class and Institutional Class shares prior to their inception reflects the performance of Class A shares, and includes the higher expenses applicable to Class A shares. If these expenses had not been included, returns would be higher.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through October 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	Barclays 1-15 Year Municipal Blend Index is the 1-15 Year Blend component of the Barclays Municipal Bond Index. The Barclays Municipal Bond Index is an unmanaged index composed of tax-exempt bonds with maturities between six and eight years and a minimum credit rating of Baa. You cannot invest directly in an index.

5.	The credit quality of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds on a scale of AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds on a scale of Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds on a scale of AAA (highest) to D (lowest). Credit quality, and credit quality ratings, are subject to change.

6.	Effective maturity is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

8	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2013 to December 31, 2013.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2013	Ending account value 12-31-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,005.09	$3.54	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57	0.70%
Class C
Actual	$1,000.00	$1,001.31	$7.31	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$7.38	1.45%
Administrator Class
Actual	$1,000.00	$1,005.60	$3.03	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Institutional Class
Actual	$1,000.00	$1,007.40	$2.13	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.09	$2.14	0.42%
Investor Class
Actual	$1,000.00	$1,004.93	$3.69	0.73%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.53	$3.72	0.73%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Summary portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	9

The Summary Portfolio of Investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website: http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/semi/holdings/intermediatetaxamtfree.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on the Form N-CSRS, is also available on the SEC’s website at sec.gov.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Municipal Obligations: 98.46%

Alabama: 0.56%
Other securities				$10,843,164	0.56%

Alaska: 0.20%
Other securities				3,979,474	0.20

Arizona: 1.41%
Other securities				27,431,005	1.41

Arkansas: 0.01%
Other securities				176,495	0.01

California: 16.22%
Alhambra CA Police Facilities Assessment District #91-1 (Miscellaneous Revenue, Ambac Insured)	6.75%	9-1-2023	$7,360,000	8,289,494	0.43
California DWR Power Supply Sub Series F-5 (Utilities Revenue)	5.00	5-1-2022	7,135,000	8,172,001	0.42
California Public Works Board (Various Revenue) µ	5.00-6.25	2-1-2019 to 4-1-2034	13,560,000	14,881,962	0.77
California Public Works Board Regents University of California Series G (Miscellaneous Revenue)	5.00	12-1-2030	12,110,000	14,527,640	0.75
California Various Purposes (GO)	6.00	4-1-2038	7,000,000	7,850,010	0.40
Foothill Eastern Transportation Corridor Agency Toll Road Revenue (Transportation Revenue, National Insured) ¤	0.00	1-15-2025	18,000,000	9,373,500	0.48
Los Angeles CA Harbor Department Series C (Airport Revenue)	5.25	8-1-2023	7,725,000	8,842,576	0.46
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.80	7-1-2019	10,500,000	9,615,480	0.49
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.89	7-1-2027	14,000,000	11,216,380	0.58
San Francisco CA Bay Area Toll Authority Series A (Transportation Revenue) ±	1.29	4-1-2036	20,000,000	19,900,400	1.02
University of California Limited Project Series G (Health Revenue)	5.25	5-15-2030	17,575,000	18,977,485	0.98
University of California (Education Revenue)	5.00-5.25	5-15-2024 to 5-15-2038	7,505,000	8,073,040	0.42
Other securities				175,334,736	9.02

				315,054,704	16.22

Colorado: 0.64%
Other securities				12,473,098	0.64

Connecticut:1.32%
Connecticut (Miscellaneous Revenue) ±	0.89-1.29	4-15-2019 to 3-1-2025	19,500,000	19,467,115	1.00
Other securities				6,241,192	0.32
				25,708,307	1.32

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Summary portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

District of Columbia: 0.98%
Other securities				$19,133,139	0.98%

Florida: 5.63%
Florida Department of Environmental Protection Everglades Restoration Series A (Tax Revenue, AGM Insured) ø	0.22%	7-1-2027	$11,190,000	11,190,000	0.58
Palm Beach County FL PFOTER Series 4615 (Miscellaneous Revenue, Dexia Credit Local LIQ) ø	0.42	8-1-2029	10,000,000	10,000,000	0.51
Putnam County FL Development Authority PCR Seminole Project Series A (Utilities Revenue, Ambac Insured) ±	5.35	3-15-2042	7,460,000	8,523,498	0.44
Other securities				79,661,978	4.10

				109,375,476	5.63

Georgia: 0.76%
Other securities				14,686,451	0.76

Guam: 0.58%
Other securities				11,292,705	0.58

Idaho: 0.17%
Other securities				3,309,863	0.17

Illinois: 16.21%
Chicago IL (GO, Ambac Insured)	5.00	12-1-2024	16,715,000	16,917,252	0.87
Chicago IL (GO) µ	4.00-5.65	1-1-2018 to 11-1-2029	18,030,000	18,644,453	0.96
Chicago IL Board of Education (GO) µ	0.00-6.00	12-1-2021 to 12-1-2031	12,615,000	12,452,416	0.64
Chicago IL Board of Education Series A (GO, National Insured) ¤	0.00	12-1-2018	10,850,000	9,332,845	0.48
Chicago IL Board of Education Series A3 (GO) ±	0.87	3-1-2036	10,000,000	9,649,400	0.50
Chicago IL Board of Education Series B (GO, Ambac Insured)	5.00	12-1-2021	7,685,000	7,824,944	0.40
Chicago IL Board of Education Series C (GO)	5.25	12-1-2023	9,980,000	10,324,609	0.53
Cook County IL Series A (GO)	5.25	11-15-2022	7,240,000	7,908,904	0.41
Cook County IL Series A (GO)	5.25	11-15-2023	7,680,000	8,293,478	0.43
Illinois (Various Revenue) µ	4.75-5.25	10-1-2015 to 6-15-2024	30,930,000	32,493,307	1.67
Illinois (Tax Revenue)	5.00	6-15-2023	16,800,000	18,824,232	0.97
Illinois Regional Transportation Authority (Tax Revenue, AGM Insured)	5.75	6-1-2018	6,790,000	7,922,572	0.41
Illinois Regional Transportation Authority (Tax Revenue, National/FHA Insured)	6.50	7-1-2026	7,815,000	9,359,322	0.48
Illinois Toll Highway Authority (Transportation Revenue) µ	5.00-5.25	1-1-2024 to 1-1-2026	8,150,000	8,791,990	0.45
Illinois Toll Highway Authority Series B (Transportation Revenue, AGM Insured) ø	0.35	1-1-2016	13,300,000	13,300,000	0.68
Will County IL Community Unified School District CAB (GO, National Insured) ¤	0.00	11-1-2018	9,730,000	8,610,855	0.44
Other securities				114,268,327	5.89

				314,918,906	16.21

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	11

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Indiana: 2.29%
Indiana HEFA Ascension Health Series B3 (Health Revenue) ±	2.25%	11-15-2031	$15,000,000	$15,326,850	0.79%
Other securities				29,124,869	1.50

				44,451,719	2.29

Iowa: 0.84%
Other securities				16,341,299	0.84

Kansas: 0.35%
Other securities				6,769,295	0.35

Kentucky: 0.55%
Other securities				10,649,265	0.55

Louisiana: 1.52%
Other securities				29,516,099	1.52

Maryland: 0.03%
Other securities				496,120	0.03

Massachusetts: 1.91%
Massachusetts HEFA Series G-6 (Health Revenue) ±	0.92	7-1-2038	14,000,000	14,009,240	0.72
Other securities				23,024,398	1.19

				37,033,638	1.91

Michigan: 5.87%
Detroit MI City School District (GO, AGM/Qualified School Board Loan Fund Insured)	5.00	5-1-2019	8,000,000	8,236,640	0.42
Detroit MI Sewer Disposal System Authority (Water & Sewer Revenue) µ	5.25-5.50	7-1-2017 to 7-1-2022	10,675,000	10,740,746	0.55
Detroit MI Sewer Disposal System Authority Refunding Balance Senior Lien Series B (Water & Sewer Revenue, AGM Insured)	7.50	7-1-2033	10,000,000	10,623,400	0.55
Michigan PFOTER Series 4711 (GO, AGM/Qualified School Board Loan Fund Insured, Dexia Credit Local LIQ) ø144A	0.97	5-1-2029	9,970,000	9,970,000	0.51
Other securities				74,452,995	3.84

				114,023,781	5.87

Minnesota: 0.64%
Other securities				12,404,615	0.64

Mississippi: 0.70%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (Water & Sewer Revenue)	5.00	9-1-2030	10,000,000	10,405,900	0.54
Other securities				3,208,696	0.16

				13,614,596	0.70

Missouri: 0.27%
Other securities				5,235,393	0.27

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Summary portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Nebraska: 0.14%
Other securities				$2,646,865	0.14%

Nevada: 1.70%
Clark County NV School District Series A (GO, National Insured)	5.00%	6-15-2019	$7,500,000	8,011,575	0.41
Other securities				25,108,771	1.29

				33,120,346	1.70

New Hampshire: 0.14%
Other securities				2,758,604	0.14

New Jersey: 5.37%
New Jersey EDA (Various Revenue) µ	5.25-5.50	6-15-18 to 7-1-2026	7,860,000	8,679,269	0.45
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	1.59	9-1-2027	8,175,000	8,031,938	0.41
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	1.64	3-1-2028	31,000,000	30,241,120	1.56
New Jersey HEFAR Series A (Education Revenue)	5.00	6-1-2019	9,810,000	10,905,679	0.56
New Jersey Transportation Trust Authority Facilities Center Series A (Transportation Revenue, AGM Insured)	5.50	12-15-2022	8,010,000	9,398,774	0.48
New Jersey Transportation Trust Authority Series B (Transportation Revenue)	5.25	12-15-2020	8,305,000	9,595,680	0.49
Other securities				27,557,927	1.42

				104,410,387	5.37

New Mexico: 0.13%
Other securities				2,475,591	0.13

New York: 5.36%
Metropolitan Transportation Authority New York (Various Revenue)	5.00	11-15-2020 to 11-15-2030	20,975,000	22,852,122	1.17
New York NY Municipal Water Finance Authority Series AA3 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.30	6-15-2032	15,000,000	15,000,000	0.77
New York NY Sub Series J-4 (GO) ±	0.59	8-1-2025	10,000,000	10,003,900	0.51
New York Urban Development Corporation COP James A. Farley Post Office Building Refinancing (Miscellaneous Revenue)	4.00	2-1-2015	10,000,000	10,047,500	0.52
Other securities				46,140,091	2.39

				104,043,613	5.36

North Carolina: 0.95%
Other securities				18,555,230	0.95

North Dakota: 0.07%
Other securities				1,371,625	0.07

Ohio: 0.76%
Other securities				14,817,806	0.76

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	13

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Oklahoma: 1.03%
Other securities				$19,964,355	1.03%

Oregon: 0.13%
Other securities				2,562,205	0.13

Pennsylvania: 6.06%
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue) ±	1.54%	11-1-2039	$10,000,000	10,003,300	0.52
Philadelphia PA School District Refunding Bond Series C (GO)	5.00	9-1-2018	8,065,000	9,107,966	0.47
Philadelphia PA Series A (GO)	5.00	9-15-2021	7,000,000	7,819,490	0.40
Other securities				90,868,326	4.67

				117,799,082	6.06

Puerto Rico: 0.28%
Other securities				5,415,577	0.28

Rhode Island: 0.80%
Other securities				15,512,712	0.80

South Carolina: 0.93%
Other securities				18,049,085	0.93

South Dakota: 0.08%
Other securities				1,471,747	0.08

Tennessee: 1.77%
Tennessee Energy Acquisition Corporation (Utilities Revenue)	5.00-5.63	2-1-2016 to 2-1-2027	23,545,000	24,856,923	1.28
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2019	8,030,000	8,821,919	0.45
Other securities				721,322	0.04

				34,400,164	1.77

Texas: 8.75%
North Texas Higher Education Authority Incoming Student Loan Series A-2 (Education Revenue) ±	1.15	7-1-2030	10,115,000	10,130,779	0.52
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series A (Resource Recovery Revenue) ø	0.65	12-1-2039	19,000,000	19,000,000	0.98
Texas Municipal Gas Acquisition & Supply Corporation (Utilities Revenue)	0.51-5.00	9-15-2017 to 12-15-2028	17,780,000	17,909,819	0.93
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2023	7,925,000	8,179,710	0.42
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue)	5.00	12-15-2022	8,000,000	8,347,520	0.43
Texas Municipal Gas Acquisition & Supply Corporation Series D (Utilities Revenue)	6.25	12-15-2026	18,575,000	21,090,612	1.09
Other securities				85,345,835	4.38

				170,004,275	8.75

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Summary portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Utah: 0.09%
Other securities				$1,685,205	0.09%

Virgin Islands: 1.78%
Virgin Islands PFA (Various Revenue)	5.00-6.75%	10-1-2014 to 10-1-2029	$32,815,000	34,522,330	1.78

Virginia: 0.39%
Other securities				7,636,915	0.39

Washington: 1.23%
Port of Seattle WA Intermediate Lien Series A (Airport Revenue, National Insured)	5.00	3-1-2028	7,475,000	7,713,976	0.40
Other securities				16,165,799	0.83

				23,879,775	1.23

West Virginia: 0.09%
Other securities				1,816,211	0.09

Wisconsin: 0.77%
Other securities				14,870,296	0.77

Total Municipal Obligations (Cost $1,881,224,271)				1,912,708,608	98.46

	Yield		Shares
Short-Term Investments: 0.62%

Investment Companies: 0.62%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class ##(l)(u)	0.01		12,058,160	12,058,160	0.62

Total Short-Term Investments (Cost $12,058,160)				12,058,160	0.62

Total investments in securities
(Cost $1,893,282,431) *	1,924,766,768	99.08
Other assets and liabilities, net	17,872,445	0.92

Total net assets	$1,942,639,213	100.00%

±	Variable rate investment. The rate shown is the rate in effect at period end.

µ	All or some of these obligations have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest.

¤	Security issued in zero coupon form with no periodic interest payments.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

##	All or a portion of this security has been segregated for when-issued securities.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $1,893,277,374 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$53,623,389
Gross unrealized depreciation	(22,133,995)

Net unrealized appreciation	$31,489,394

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—December 31, 2013 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	15

Assets
Investments
In unaffiliated securities, at value (see cost below)	$1,912,708,608
In affiliated securities, at value (see cost below)	12,058,160

Total investments, at value (see cost below)	1,924,766,768
Receivable for investments sold	4,045,244
Receivable for Fund shares sold	9,312,644
Receivable for interest	19,530,042
Prepaid expenses and other assets	132,629

Total assets	1,957,787,327

Liabilities
Dividends payable	1,097,375
Payable for investments purchased	1,297,028
Payable for Fund shares redeemed	9,475,348
Due to custodian bank	2,219,266
Advisory fee payable	355,005
Distribution fees payable	38,968
Due to other related parties	293,681
Accrued expenses and other liabilities	371,443

Total liabilities	15,148,114

Total net assets	$1,942,639,213

NET ASSETS CONSIST OF
Paid-in capital	$1,929,780,645
Overdistributed net investment income	(52,860)
Accumulated net realized losses on investments	(18,572,909)
Net unrealized gains on investments	31,484,337

Total net assets	$1,942,639,213

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$245,199,019
Shares outstanding – Class A	22,003,406
Net asset value per share – Class A	$11.14
Maximum offering price per share – Class A2	$11.48
Net assets – Class C	$58,569,955
Shares outstanding – Class C	5,256,023
Net asset value per share – Class C	$11.14
Net assets – Administrator Class	$713,889,030
Shares outstanding – Administrator Class	64,025,756
Net asset value per share – Administrator Class	$11.15
Net assets – Institutional Class	$494,460,202
Shares outstanding – Institutional Class	44,314,010
Net asset value per share – Institutional Class	$11.16
Net assets – Investor Class	$430,521,007
Shares outstanding – Investor Class	38,651,269
Net asset value per share – Investor Class	$11.14

Investments in unaffiliated securities, at cost	$1,881,224,271

Investments in affiliated securities, at cost	$12,058,160

Total investments, at cost	$1,893,282,431

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/97 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Statement of operations—six months ended December 31, 2013 (unaudited)

Investment income
Interest	$32,882,344
Income from affiliated securities	992

Total investment income	32,883,336

Expenses
Advisory fee	3,066,457
Administration fees
Fund level	479,398
Class A	210,977
Class C	51,924
Administrator Class	321,177
Institutional Class	187,478
Investor Class	454,021
Shareholder servicing fees
Class A	329,651
Class C	81,132
Administrator Class	802,717
Investor Class	596,110
Distribution fees
Class C	243,396
Custody and accounting fees	50,479
Professional fees	28,525
Registration fees	96,949
Shareholder report expenses	47,747
Trustees’ fees and expenses	6,390
Other fees and expenses	26,037

Total expenses	7,080,565
Less: Fee waivers and/or expense reimbursements	(1,031,260)

Net expenses	6,049,305

Net investment income	26,834,031

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments	(18,558,546)
Net change in unrealized gains (losses) on investments	2,080,172

Net realized and unrealized gains (losses) on investments	(16,478,374)

Net increase in net assets resulting from operations	$10,355,657

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	17

	Six months ended December 31, 2013 (unaudited)		Year ended June 30, 2013

Operations
Net investment income		$26,834,031		$46,152,134
Net realized gains (losses) on investments		(18,558,546)		12,226,288
Net change in unrealized gains (losses) on investments		2,080,172		(52,358,587)

Net increase in net assets resulting from operations		10,355,657		6,019,835

Distributions to shareholders from
Net investment income
Class A		(3,599,204)		(8,375,999)
Class C		(641,466)		(1,226,900)
Administrator Class		(9,091,362)		(14,328,241)
Institutional Class		(7,063,940)		(10,139,743)
Investor Class		(6,440,870)		(12,081,287)
Net realized gains
Class A		(1,658,019)		(1,328,463)
Class C		(385,963)		(292,473)
Administrator Class		(4,201,691)		(2,189,556)
Institutional Class		(3,100,604)		(1,378,786)
Investor Class		(2,907,199)		(1,954,501)

Total distributions to shareholders		(39,090,318)		(53,295,949)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	4,239,183	47,442,892	13,990,153	163,584,131
Class C	339,091	3,800,566	2,184,238	25,540,446
Administrator Class	19,143,855	214,206,419	25,021,280	292,488,188
Institutional Class	15,593,651	174,980,746	27,043,251	316,793,006
Investor Class	5,139,357	57,522,105	24,003,301	280,368,137

		497,952,728		1,078,773,908

Reinvestment of distributions
Class A	448,440	5,016,190	784,471	9,183,231
Class C	81,419	910,307	113,736	1,332,487
Administrator Class	1,126,872	12,611,916	1,326,561	15,528,847
Institutional Class	289,155	3,239,084	203,892	2,387,963
Investor Class	798,090	8,924,880	1,093,660	12,794,668

		30,702,377		41,227,196

Payment for shares redeemed
Class A	(8,318,393)	(93,225,471)	(15,852,336)	(183,433,296)
Class C	(1,539,728)	(17,246,662)	(1,785,586)	(20,778,135)
Administrator Class	(11,174,556)	(125,194,639)	(14,284,173)	(166,798,011)
Institutional Class	(12,310,932)	(138,116,639)	(14,810,850)	(172,975,152)
Investor Class	(13,812,519)	(154,555,804)	(15,451,561)	(179,615,477)

		(528,339,215)		(723,600,071)

Net increase in net assets resulting from capital share transactions		315,890		396,401,033

Total increase (decrease) in net assets		(28,418,771)		349,124,919

Net assets
Beginning of period		1,971,057,984		1,621,933,065

End of period		$1,942,639,213		$1,971,057,984

Overdistributed net investment income		$(52,860)		$(50,049)

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2013 (unaudited)	Year ended June 30
CLASS A		2013	2012	2011	2010	2009
Net asset value, beginning of period	$11.31	$11.53	$10.94	$10.81	$10.21	$10.53
Net investment income	0.16	0.28	0.35	0.36	0.37	0.44
Net realized and unrealized gains (losses) on investments	(0.10)	(0.18)	0.59	0.13	0.60	(0.31)

Total from investment operations	0.06	0.10	0.94	0.49	0.97	0.13
Distributions to shareholders from
Net investment income	(0.16)	(0.28)	(0.35)	(0.36)	(0.37)	(0.44)
Net realized gains	(0.07)	(0.04)	(0.00)[1]	0.00	0.00	(0.01)

Total distributions to shareholders	(0.23)	(0.32)	(0.35)	(0.36)	(0.37)	(0.45)
Net asset value, end of period	$11.14	$11.31	$11.53	$10.94	$10.81	$10.21
Total return[2]	0.51%	0.82%	8.71%	4.57%	9.64%	1.33%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.80%	0.81%	0.82%	0.85%	0.90%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	2.73%	2.36%	3.07%	3.27%	3.47%	4.27%
Supplemental data
Portfolio turnover rate	22%	24%	38%	52%	61%	92%
Net assets, end of period (000s omitted)	$245,199	$289,931	$307,991	$239,853	$220,688	$124,317

1.	Amount is less than $0.005.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	19

(For a share outstanding throughout each period)

	Six months ended December 31, 2013 (unaudited)	Year ended June 30
CLASS C		2013	2012	2011	2010	2009
Net asset value, beginning of period	$11.31	$11.53	$10.94	$10.81	$10.21	$10.53
Net investment income	0.11	0.19	0.27	0.28	0.29	0.36
Net realized and unrealized gains (losses) on investments	(0.10)	(0.18)	0.59	0.13	0.60	(0.31)

Total from investment operations	0.01	0.01	0.86	0.41	0.89	0.05
Distributions to shareholders from
Net investment income	(0.11)	(0.19)	(0.27)	(0.28)	(0.29)	(0.36)
Net realized gains	(0.07)	(0.04)	(0.00)[1]	0.00	0.00	(0.01)

Total distributions to shareholders	(0.18)	(0.23)	(0.27)	(0.28)	(0.29)	(0.37)
Net asset value, end of period	$11.14	$11.31	$11.53	$10.94	$10.81	$10.21
Total return[2]	0.13%	0.07%	7.90%	3.80%	8.82%	0.56%
Ratios to average net assets (annualized)
Gross expenses	1.56%	1.55%	1.56%	1.57%	1.61%	1.63%
Net expenses	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%
Net investment income	1.98%	1.61%	2.32%	2.54%	2.68%	3.51%
Supplemental data
Portfolio turnover rate	22%	24%	38%	52%	61%	92%
Net assets, end of period (000s omitted)	$58,570	$72,106	$67,598	$50,157	$29,666	$9,603

1.	Amount is less than $0.005.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2013 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2013	2012	2011	2010	2009
Net asset value, beginning of period	$11.32	$11.54	$10.95	$10.82	$10.21	$10.53
Net investment income	0.16	0.29	0.36	0.37	0.38	0.45
Net realized and unrealized gains (losses) on investments	(0.10)	(0.18)	0.59	0.13	0.62	(0.31)

Total from investment operations	0.06	0.11	0.95	0.50	1.00	0.14
Distributions to shareholders from
Net investment income	(0.16)	(0.29)	(0.36)	(0.37)	(0.39)	(0.45)
Net realized gains	(0.07)	(0.04)	(0.00)[1]	0.00	0.00	(0.01)

Total distributions to shareholders	(0.23)	(0.33)	(0.36)	(0.37)	(0.39)	(0.46)
Net asset value, end of period	$11.15	$11.32	$11.54	$10.95	$10.82	$10.21
Total return[2]	0.56%	0.92%	8.81%	4.68%	9.85%	1.43%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.74%	0.75%	0.76%	0.77%	0.78%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	2.83%	2.46%	3.18%	3.39%	3.51%	4.40%
Supplemental data
Portfolio turnover rate	22%	24%	38%	52%	61%	92%
Net assets, end of period (000s omitted)	$713,889	$621,627	$494,528	$343,666	$139,551	$13,486

1.	Amount is less than $0.005.

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	21

(For a share outstanding throughout each period)

	Six months ended December 31, 2013 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2013	2012	2011	2010	2009
Net asset value, beginning of period	$11.32	$11.54	$10.96	$10.82	$10.22	$10.54
Net investment income	0.17	0.31	0.38	0.39	0.39	0.46
Net realized and unrealized gains (losses) on investments	(0.09)	(0.18)	0.58	0.14	0.61	(0.30)

Total from investment operations	0.08	0.13	0.96	0.53	1.00	0.16
Distributions to shareholders from
Net investment income	(0.17)	(0.31)	(0.38)	(0.39)	(0.40)	(0.47)
Net realized gains	(0.07)	(0.04)	(0.00)[1]	0.00	0.00	(0.01)

Total distributions to shareholders	(0.24)	(0.35)	(0.38)	(0.39)	(0.40)	(0.48)
Net asset value, end of period	$11.16	$11.32	$11.54	$10.96	$10.82	$10.22
Total return[2]	0.74%	1.10%	8.91%	4.86%	10.05%	1.62%
Ratios to average net assets (annualized)
Gross expenses	0.48%	0.48%	0.49%	0.49%	0.51%	0.56%
Net expenses	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income	3.01%	2.65%	3.32%	3.55%	3.69%	4.48%
Supplemental data
Portfolio turnover rate	22%	24%	38%	52%	61%	92%
Net assets, end of period (000s omitted)	$494,460	$461,403	$326,772	$129,033	$109,593	$6,347

1.	Amount is less than $0.005.

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2013 (unaudited)	Year ended June 30
INVESTOR CLASS		2013	2012	2011	2010	2009
Net asset value, beginning of period	$11.31	$11.52	$10.94	$10.81	$10.20	$10.53
Net investment income	0.15	0.27	0.35	0.35	0.37	0.43
Net realized and unrealized gains (losses) on investments	(0.10)	(0.17)	0.58	0.13	0.61	(0.32)

Total from investment operations	0.05	0.10	0.93	0.48	0.98	0.11
Distributions to shareholders from
Net investment income	(0.15)	(0.27)	(0.35)	(0.35)	(0.37)	(0.43)
Net realized gains	(0.07)	(0.04)	(0.00)[1]	0.00	0.00	(0.01)

Total distributions to shareholders	(0.22)	(0.31)	(0.35)	(0.35)	(0.37)	(0.44)
Net asset value, end of period	$11.14	$11.31	$11.52	$10.94	$10.81	$10.20
Total return[2]	0.49%	0.88%	8.58%	4.54%	9.70%	1.18%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.83%	0.84%	0.85%	0.91%	0.95%
Net expenses	0.73%	0.73%	0.73%	0.73%	0.75%	0.75%
Net investment income	2.70%	2.33%	3.06%	3.24%	3.44%	4.24%
Supplemental data
Portfolio turnover rate	22%	24%	38%	52%	61%	92%
Net assets, end of period (000s omitted)	$430,521	$525,990	$425,044	$400,794	$461,890	$386,977

1.	Amount is less than $0.005.

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	23

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Intermediate Tax/AMT-Free Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income

24	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Notes to financial statements (unaudited)

may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$1,910,157,983	$2,550,625	$1,912,708,608
Short-term investments
Investment companies	12,058,160	0	0	12,058,160
	$12,058,160	$1,910,157,983	$2,550,625	$1,924,766,768

Notes to financial statements (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	25

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended December 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase. For the six months ended December 31, 2013, the advisory fee was equivalent to an annual rate of 0.32% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.70% for Class A shares, 1.45% for Class C shares, 0.60% for Administrator Class shares, 0.42% for Institutional Class shares, and 0.73% for Investor Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

For the six months ended December 31, 2013, Wells Fargo Funds Distributor, LLC received $4,926 from the sale of Class A shares and $1,365 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

26	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Notes to financial statements (unaudited)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2013 were $397,208,408 and $446,975,558, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended December 31, 2013, the Fund paid $1,245 in commitment fees.

For the six months ended December 31, 2013, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	27

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	29

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

30	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

222105 02-14 SA251/SAR251 12-13

Wells Fargo Advantage

Minnesota Tax-Free Fund

Semi-Annual Report

December 31, 2013

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Minnesota Tax-Free Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The last six months were marked by modest U.S. economic growth and accommodative central bank policies.

Dear Valued Shareholder:

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage Minnesota Tax-Free Fund for the six-month period that ended December 31, 2013. The last six months were marked by modest U.S. economic growth and accommodative central bank policies. Ten-year municipal bond yields traded in a range between 2.5% and 3.0% during the second half of 2013 after longer-term interest rates increased sharply in May and June 2013. Municipal bond returns, as measured by the Barclays Municipal Bond Index1, gained 0.14% for the six-month period that ended December 31, 2013.

Ten-year municipal bond yields averaged 2.7% during the second half of 2013.

Interest rates largely reflected both current Federal Reserve (Fed) policy and investor anticipation of the Fed’s future moves. Throughout the reporting period, the Federal Open Market Committee (FOMC)—the Fed’s monetary policymaking body—kept its key interest rate near zero in order to support the economy and the financial system. The FOMC also purchased mortgage-backed securities to support the housing market and long-term U.S. Treasuries to keep interest rates low. In mid-December, however, the FOMC conveyed confidence in the strength of the economy by announcing it would begin tapering its bond-buying program in January 2014.

Municipal yields reflected the broader U.S. interest-rate environment. At the front end of the yield curve, municipal bond yields were extremely low because of the Fed’s zero interest-rate policy. Longer-term yields were higher than short-term yields, and the yield curve remained steep. The good news from a bond investor’s perspective was that longer-term yield increases were more modest in the second half of the year than they were in the first half. Over the six-month period, five-year municipal bonds returned 1.72%—the best-performing maturity bucket—while the long-term municipal bonds returned -2.02%, the worst-performing maturity bucket.

Higher interest rates and credit concerns kept investors wary of tax-exempt investments.

Negative credit news added to investor skittishness with the asset class. The city of Detroit filed for bankruptcy on July 18, 2013. In December 2013, Detroit was judged eligible for bankruptcy and may now restructure $18 billion of debt and trim pension benefits under Chapter 9 protection. Puerto Rico debt remained under pressure during the reporting period, with rating agencies threatening to downgrade the commonwealth’s rating to junk status amid its well-known financial woes. In February 2014, after the close of the reporting period, Standard & Poor’s, Moody’s and Fitch downgraded Puerto Rico’s rating to junk status. At the end of the reporting period, credit spreads remained attractive on a historical basis, with the difference between BBB-rated and AAA-rated2 bonds greater than its average over the past 20 years.

Higher interest rates, high-profile negative credit news, and the resulting volatile bond returns created the perfect storm that diminished investor demand for tax-exempt bonds. Record municipal bond mutual fund outflows totaled just over $48 billion during the last six months of 2013. Higher individual tax rates in 2013 (the top rate is 39.6%) and now higher yield levels may counter this trend, but that remains to be seen.

1.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

2.	The ratings indicated are from Standard & Poor’s. Credit-quality ratings apply to the underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds on a scale of AAA (highest) to D (lowest). Credit quality and credit quality ratings are subject to change.

Letter to shareholders (unaudited)	Wells Fargo Advantage Minnesota Tax-Free Fund	3

Sources of positive news included economic growth, pension reform, and less supply.

Despite the unusual yet well-known credit events that garnered headlines, broader and sustainable improvements to municipal credit took place amid less fanfare. For example, economic growth continued to build, the number of jobs increased, and the economy seemed to shrug off uncertainties over the federal budget and debt limit. This economic growth helped municipal budgets, as evidenced by state tax revenues having risen on a year-over-year basis for 14 consecutive quarters. Good news on the pension front came from Illinois, where its legislature showed a willingness to fix its financial problems, which included voting for a number of pension reforms. Another positive for the municipal market was that the supply of municipal new issues declined. New bond deals were postponed amid market volatility and higher interest rates in the second half of 2013. Higher rates also took away the economic reason for refunding outstanding municipal bonds.

Don’t let short-term uncertainty derail long-term investment goals.

While periods of uncertainty can present challenges, they can also create opportunities, and experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite the unusual yet well-known credit events that garnered headlines, broader and sustainable improvements to municipal credit took place amid less fanfare.

4	Wells Fargo Advantage Minnesota Tax-Free Fund	Letter to shareholders (unaudited)

Notice to shareholders

The Fund and Funds Management, LLC (“Funds Management”) have received an exemptive order from the SEC that permits Funds Management, subject to the approval of the Board of Trustees of the Fund, to select or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (“Multi-manager Structure”). The Multi-manager Structure applies to subadvisers that are not affiliated with Funds Management or the Fund, except to the extent that affiliation arises solely because such subadvisers provide sub-advisory services to the Fund (“Non-affiliated Subadvisers”), as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Funds Management or of another company that, indirectly or directly, wholly owns Funds Management (“Wholly-owned Subadvisers”).

Pursuant to the SEC order, Funds Management, with the approval of the Board of Trustees, has the discretion to terminate any subadvisers and allocate and reallocate the Fund’s assets among any other Non-affiliated Subadvisers or Wholly-owned Subadvisers. Funds Management, subject to oversight and supervision by the Board of Trustees, has responsibility to continue to oversee any subadvisers to the Fund and to recommend, for approval by the Board of Trustees, the hiring, termination and replacement of subadvisers for the Fund. In the event that a new subadviser is hired pursuant to the Multi-manager Structure, the Fund is required to provide notice to shareholders within 90 days.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

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6	Wells Fargo Advantage Minnesota Tax-Free Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax and Minnesota individual income tax.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Wendy Casetta

Bruce R. Johns

Average annual total returns1 (%) as of December 31, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (NMTFX)	1-12-1988	(5.80)	4.60	3.30	(1.36)	5.57	3.77	0.88	0.85
Class B (NWMBX)*	8-6-1993	(7.10)	4.47	3.23	(2.10)	4.80	3.23	1.63	1.60
Class C (WMTCX)	4-8-2005	(3.10)	4.80	3.00	(2.10)	4.80	3.00	1.63	1.60
Administrator Class (NWMIX)	8-2-1993	–	–	–	(1.03)	5.85	4.03	0.82	0.60
Barclays Municipal Bond Index[4]	–	–	–	–	(2.55)	5.89	4.29	–	–
Barclays Minnesota Municipal Bond Index[5]	–	–	–	–	(1.41)	5.40	4.31	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to Minnesota municipal securities risk, high-yield securities risk, and non-diversification risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Advantage Minnesota Tax-Free Fund	7

Credit quality[6] as of December 31, 2013

Effective maturity distribution[7] as of December 31, 2013

1.	Effective July 18, 2008, Class Z was renamed Administrator Class. Historical performance shown for Class C shares prior to their inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to Class C shares.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through October 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

5.	The Barclays Minnesota Municipal Bond Index is the Minnesota component of the Barclays Municipal Bond Index. You cannot invest directly in an index.

6.	The credit quality of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds on a scale of AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds on a scale of Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds on a scale of AAA (highest) to D (lowest). Credit quality, and credit quality ratings, are subject to change.

7.	Effective maturity is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

8	Wells Fargo Advantage Minnesota Tax-Free Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2013 to December 31, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2013	Ending account value 12-31-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,009.28	$4.30	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33	0.85%
Class B
Actual	$1,000.00	$1,004.56	$8.08	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.14	$8.13	1.60%
Class C
Actual	$1,000.00	$1,005.48	$8.09	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.14	$8.13	1.60%
Administrator Class
Actual	$1,000.00	$1,010.55	$3.04	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Minnesota Tax-Free Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 98.17%

Guam: 0.80%
Guam International Airport Authority Series 2013A (Airport Revenue)	5.00%	10-1-2017	$200,000	$214,924
Guam International Airport Authority Series 2013A (Airport Revenue)	5.00	10-1-2018	100,000	107,026
Guam International Airport Authority Series 2013B (Airport Revenue)	5.00	10-1-2017	300,000	321,282
Guam Waterworks Authority Water & Wastewater System Series 2013 (Water & Sewer Revenue)	5.25	7-1-2022	515,000	549,340

				1,192,572

Minnesota: 95.47%
Anoka County MN Capital Improvement Series A (GO)	5.00	2-1-2024	500,000	559,865
Anoka County MN Charter School Series A (Education Revenue)	2.65	6-1-2016	210,000	207,766
Anoka County MN Charter School Series A (Education Revenue)	3.40	6-1-2019	225,000	219,872
Anoka County MN Charter School Series A (Education Revenue)	3.65	6-1-2020	185,000	178,616
Anoka County MN Charter School Series A (Education Revenue)	3.75	6-1-2021	245,000	231,148
Anoka County MN Charter School Series A (Education Revenue)	5.00	6-1-2027	290,000	280,088
Anoka County MN Charter School Series A (Education Revenue)	5.00	6-1-2032	300,000	277,842
Anoka County MN Charter School Series A (Education Revenue)	5.00	6-1-2043	1,000,000	874,980
Austin MN Housing & RDA Courtyard Residence Project Series A (Housing Revenue)	5.00	1-1-2031	1,500,000	1,557,045
Baytown Township MN St. Croix Preparatory Academy Series A (Education Revenue)	7.00	8-1-2038	2,150,000	2,203,815
Buffalo MN Housing & RDA Public Facility Buffalo Wild Marsh Golf Course (Miscellaneous Revenue)	4.38	5-1-2024	185,000	186,970
Center City MN Health Care Facilities Hazelden Foundation Project (Miscellaneous Revenue)	5.00	11-1-2041	1,400,000	1,404,116
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Series 2012 (Utilities Revenue)	5.00	1-1-2016	875,000	911,260
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Series 2012 (Utilities Revenue)	5.00	1-1-2042	1,500,000	1,515,765
Dakota County MN Community Development Agency SFMR (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.30	12-1-2039	151,289	152,528
Duluth MN Duluth Entertainment Convention Center Improvements Series A (GO)	5.00	2-1-2034	1,000,000	1,026,860
Duluth MN EDA Health Care Facilities St. Lukes Hospital Authority Obligated Group (Health Revenue)	4.00	6-15-2014	750,000	750,885
Duluth MN Housing & RDA Lease Revenue Bonds Public School Academy Series 2010A (Education Revenue)	5.60	11-1-2030	2,000,000	1,965,620
Duluth MN Independent School District #709 COP Series B (Miscellaneous Revenue, South Dakota Credit Program Insured)	4.00	2-1-2015	310,000	322,354
Elk River MN Independent School District #728 Series A (GO, AGM Insured)	5.00	2-1-2021	3,400,000	3,686,076
Falcon Heights MN Kaleidoscope Charter School Series A (Education Revenue)	5.50	11-1-2017	510,000	515,534
Falcon Heights MN Kaleidoscope Charter School Series A (Education Revenue)	6.00	11-1-2027	1,870,000	1,854,236
Glencoe MN HCFR Glencoe Regional Health Services Project Series 2013 (Health Revenue)	1.00	4-1-2014	250,000	250,370
Glencoe MN HCFR Glencoe Regional Health Services Project Series 2013 (Health Revenue)	1.50	4-1-2016	570,000	575,113
Glencoe MN HCFR Glencoe Regional Health Services Project Series 2013 (Health Revenue)	4.00	4-1-2022	735,000	740,116
Hutchinson MN Public Utility Revenue Refunding Bonds Series 2012A (Utilities Revenue)	5.00	12-1-2026	700,000	762,769
Lakeville MN (Tobacco Revenue)	5.00	2-1-2016	180,000	182,443
Maple Grove MN Maple Grove Hospital Corporation (Health Revenue)	5.25	5-1-2024	1,735,000	1,779,624
Meeker County MN Memorial Hospital Project (Health Revenue)	5.63	11-1-2022	800,000	825,624

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Minnesota Tax-Free Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Minnesota (continued)
Minneapolis & St. Paul MN Housing & RDA Children’s Hospital Clinics Series A (Miscellaneous Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.15%	8-15-2037	$2,895,000	$2,895,000
Minneapolis & St. Paul MN Housing & RDA Health Care System Childrens Series A (Health Revenue)	5.25	8-15-2025	1,000,000	1,083,390
Minneapolis & St. Paul MN Housing & RDA HealthPartners Obligated Group Project (Health Revenue)	5.25	12-1-2016	500,000	501,845
Minneapolis & St. Paul MN Housing & RDA HealthPartners Obligated Group Project (Health Revenue)	5.63	12-1-2022	500,000	502,170
Minneapolis & St. Paul MN Housing & RDA HealthPartners Obligated Group Project (Health Revenue)	5.88	12-1-2029	235,000	235,808
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, Ambac Insured) ±(m)(n)	0.09	11-15-2017	2,000,000	1,910,000
Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series B (Airport Revenue, National Insured)	5.00	1-1-2018	1,000,000	1,106,650
Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series C (Airport Revenue, National Insured)	5.00	1-1-2022	2,000,000	2,077,980
Minneapolis MN Charter School Yinghua Academy Project Series 2013A (Education Revenue)	5.00	7-1-2023	300,000	291,174
Minneapolis MN Development Limited Tax Supported Common Bond Series 2A (Miscellaneous Revenue)	6.00	12-1-2040	1,000,000	1,075,960
Minneapolis MN Fairview Health Services Series A (Health Revenue, AGM Insured)	6.63	11-15-2028	1,000,000	1,156,510
Minneapolis MN Fairview Health Services Series B (Health Revenue, AGM Insured)	6.50	11-15-2038	2,000,000	2,273,840
Minneapolis MN St. Anthony Falls Project (Tax Revenue)	5.65	2-1-2027	500,000	461,245
Minneapolis MN Development Limited Tax Supported Common Bond Series 1A (Miscellaneous Revenue)	4.80	12-1-2016	555,000	593,534
Minneapolis MN Development Limited Tax Supported Common Bond Series 2A (Miscellaneous Revenue)	5.00	6-1-2028	1,115,000	1,112,681
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Obligated Group Series A (Health Revenue)	4.75	2-15-2015	2,000,000	2,005,260
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series C1 (Health Revenue, AGM Insured)	4.00	2-15-2020	50,000	54,252
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series C1 (Health Revenue, AGM Insured)	5.00	2-15-2030	1,000,000	1,025,910
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series E (Health Revenue, AGM Insured)	5.00	2-15-2037	4,030,000	4,061,112
Minnesota Agricultural & Economic Development Board Health Care System Fairview Hospital Series 1997A (Health Revenue, National Insured)	5.50	11-15-2017	900,000	903,285
Minnesota General Fund Series B (Miscellaneous Revenue)	5.00	3-1-2029	500,000	545,060
Minnesota HEFAR Bethel University Series 6R (Education Revenue)	5.50	5-1-2025	1,535,000	1,557,242
Minnesota HEFAR Carleton College Series 7D (Education Revenue)	5.00	3-1-2030	2,000,000	2,121,160
Minnesota HEFAR College of St. Scholastica Incorporated Series 7R (Education Revenue)	4.25	12-1-2027	400,000	375,192
Minnesota HEFAR Hamline University Series 7E (Education Revenue)	4.50	10-1-2021	300,000	313,248
Minnesota HEFAR Hamline University Series 7E (Education Revenue)	5.00	10-1-2029	500,000	509,425
Minnesota HEFAR St. Benedict College Series 7M (Education Revenue)	5.13	3-1-2036	275,000	270,509
Minnesota HEFAR St. Benedict College Series 7V (Education Revenue)	5.00	3-1-2018	635,000	710,717
Minnesota HEFAR St. Olaf College Series 7F (Education Revenue)	4.50	10-1-2030	500,000	507,565
Minnesota HEFAR St. Thomas University Series 6W (Education Revenue)	5.00	10-1-2018	1,100,000	1,214,158
Minnesota HEFAR St. Thomas University Series 6W (Education Revenue)	6.00	10-1-2025	1,030,000	1,131,980
Minnesota HEFAR St. Thomas University Series 6W (Education Revenue)	6.00	10-1-2030	1,000,000	1,069,890
Minnesota HEFAR St. Thomas University Series 6X (Education Revenue)	5.00	4-1-2029	1,000,000	1,046,780

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Minnesota Tax-Free Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Minnesota (continued)
Minnesota HEFAR St. Thomas University Series 7U (Education Revenue)	5.00%	4-1-2017	$655,000	$737,563
Minnesota HEFAR St. Thomas University Series 7U (Education Revenue)	5.00	4-1-2023	750,000	853,958
Minnesota Highway & Various Purposes (GO)	5.00	8-1-2022	4,500,000	5,068,080
Minnesota Housing Finance Agency Residential Housing Finance Series 2007Q (Housing Revenue)	5.25	7-1-2033	1,180,000	1,190,868
Minnesota Housing Finance Agency Residential Housing Finance Series 2009E (Housing Revenue)	4.20	7-1-2021	1,300,000	1,360,905
Minnesota Housing Finance Agency Residential Housing Finance Series 2012D (Housing Revenue, GNMA/FNMA/FHLMC Insured)	4.00	7-1-2040	1,245,000	1,328,079
Minnesota Housing Finance Agency Series 2009B (Housing Revenue)	5.90	7-1-2028	340,000	353,688
Minnesota Municipal Power Agency Series 2007 (Utilities Revenue)	5.00	10-1-2037	1,100,000	1,102,519
Minnesota Municipal Power Agency Series 2010A & Series 2010B (Utilities Revenue)	5.00	10-1-2025	2,335,000	2,544,193
Minnesota Prerefunded (GO)	5.00	6-1-2020	930,000	1,030,952
Minnesota Unrefunded (GO)	5.00	6-1-2020	185,000	203,589
Minnesota Various Purposes Series 2009H (GO)	5.00	11-1-2020	1,425,000	1,674,432
Montgomery MN Independent School District School Building #394 Series B (GO, AGM Insured)	5.00	2-1-2025	500,000	543,475
Mounds View MN Independent School District #621 Series A (GO, South Dakota Credit Program Insured)	4.00	2-1-2022	530,000	579,815
Mower County MN Housing & RDA Facilities Project Series A (Lease Revenue)	5.75	2-1-2027	695,000	770,317
Mower County MN Housing & RDA Facilities Project Series A (Lease Revenue)	5.90	2-1-2029	375,000	416,801
Northeast Minnesota Metropolitan Intermediate School District #916 COP Series 2013A (Miscellaneous Revenue)	4.00	2-1-2024	1,100,000	1,128,710
Northern Minnesota Municipal Power Agency Series 2008A (Utilities Revenue, AGM Insured)	5.00	1-1-2018	820,000	938,228
Northern Minnesota Municipal Power Agency Series 2008A (Utilities Revenue, AGM Insured)	5.00	1-1-2021	50,000	55,759
Northern Minnesota Municipal Power Agency Series 2013A (Utilities Revenue)	4.00	1-1-2028	650,000	641,082
Pine City MN Lakes International Language Academy Series A (Education Revenue)	6.00	5-1-2026	1,000,000	988,760
Pine City MN Lakes International Language Academy Series A (Education Revenue)	6.25	5-1-2035	900,000	870,102
Pine County MN Housing & RDA Public Project Series A (Lease Revenue)	5.00	2-1-2028	1,475,000	1,610,331
Plymouth MN COP Intermediate School District #287 Series A (Lease Revenue)	5.00	2-1-2024	250,000	270,623
Red Wing MN Senior Housing Deer Crest Project Series A (Health Revenue)	5.00	11-1-2032	330,000	301,376
Red Wing MN Senior Housing Deer Crest Project Series A (Health Revenue)	5.00	11-1-2042	560,000	487,032
Rochester MN Electric Utility Revenue Series 2007C (Utilities Revenue)	5.00	12-1-2030	1,000,000	1,056,300
Rochester MN Electric Utility Revenue Series 2013B (Utilities Revenue)	5.00	12-1-2023	815,000	949,328
Rochester MN Electric Utility Revenue Series 2013B (Utilities Revenue)	5.00	12-1-2025	315,000	359,059
Rochester MN Electric Utility Revenue Series 2013B (Utilities Revenue)	5.00	12-1-2026	250,000	281,798
Shakopee MN St. Francis Regional Medical Center (Health Revenue)	5.00	9-1-2017	1,500,000	1,531,020
Shakopee MN St. Francis Regional Medical Center (Health Revenue)	5.25	9-1-2034	950,000	950,542
South St. Paul MN Housing & RDA Airport Project (IDR, AGM Insured)	4.70	9-1-2019	430,000	461,588
South St. Paul MN Housing & RDA Airport Project (IDR, AGM Insured)	5.13	9-1-2029	500,000	514,935
Southern Minnesota Municipal Power Agency CAB Series 1994A (Utilities Revenue, National Insured) ¤	0.00	1-1-2020	5,000,000	4,254,300
Southern Minnesota Municipal Power Agency Series 2006A (Utilities Revenue, National Insured) ±	1.68	1-1-2015	1,030,000	1,034,965
Southern Minnesota Municipal Power Agency Series 2009A (Utilities Revenue)	5.25	1-1-2030	2,000,000	2,100,260
St. Cloud MN CentraCare Health System Series A (Health Revenue)	5.13	5-1-2030	1,000,000	1,050,350
St. Louis Park MN Nicollett Health Services Series 2009 (Health Revenue)	5.50	7-1-2029	1,000,000	1,038,380
St. Paul MN Housing & RDA Allina Health Systems Series A1 (Health Revenue)	5.00	11-15-2024	2,000,000	2,150,640

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Minnesota Tax-Free Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Minnesota (continued)
St. Paul MN Housing & RDA Charter School Lease Revenue German Immersion School Series A (Education Revenue)	4.00%	7-1-2023	$250,000	$229,143
St. Paul MN Housing & RDA Charter School Nova Classical Academy Series A (Lease Revenue)	6.63	9-1-2042	865,000	889,324
St. Paul MN Housing & RDA Community of Peace Academy Project Series A (Education Revenue)	4.35	12-1-2014	310,000	315,158
St. Paul MN Housing & RDA Community of Peace Academy Project Series A (Education Revenue)	5.00	12-1-2036	1,500,000	1,347,090
St. Paul MN Housing & RDA Gillette Children’s Specialty Healthcare (Health Revenue)	5.00	2-1-2015	200,000	207,164
St. Paul MN Housing & RDA Gillette Children’s Specialty Healthcare (Health Revenue)	5.00	2-1-2021	500,000	501,045
St. Paul MN Housing & RDA Hmong Academy Project Series A (Education Revenue)	5.75	9-1-2026	650,000	645,327
St. Paul MN Housing & RDA Hmong Academy Project Series A (Education Revenue)	6.00	9-1-2036	500,000	481,390
St. Paul MN Housing & RDA Hope Community Academy Project Series A (Miscellaneous Revenue)	6.25	12-1-2019	450,000	457,821
St. Paul MN Housing & RDA Parking Facilities Project Series A (Transportation Revenue)	5.00	8-1-2035	875,000	886,541
St. Paul MN Housing & RDA Regions Hospital Project (Health Revenue)	5.25	5-15-2018	1,700,000	1,704,352
St. Paul MN Housing & RDA Regions Hospital Project (Health Revenue)	5.30	5-15-2028	3,000,000	3,001,770
St. Paul MN Housing & RDA St. Paul Academy & Summit School Project (Education Revenue)	5.00	10-1-2024	2,000,000	2,092,100
St. Paul MN Housing & RDA St. Paul Conservatory for Performing Artists Series A (Education Revenue)	4.00	3-1-2028	150,000	128,049
St. Paul MN Port Authority Lease Revenue Freeman Office Building Series 2 (Miscellaneous Revenue)	5.00	12-1-2024	2,000,000	2,270,700
Todd Morrison Cass & Wadena Counties MN United Hospital District Lakewood (GO)	5.13	12-1-2024	1,000,000	1,013,010
University of Minnesota Series A (Education Revenue)	5.00	4-1-2021	1,180,000	1,345,483
University of Minnesota Series A (Education Revenue)	5.13	4-1-2034	1,000,000	1,082,410
University of Minnesota State Supported Biomedical Science Research Facilities Funding Program Series 2011B (Education Revenue)	5.00	8-1-2036	1,000,000	1,051,460
University of Minnesota State Supported Stadium Debt Series 2006 (Education Revenue)	5.00	8-1-2025	5,000,000	5,491,350
Virginia MN Housing & RDA Healthcare Facility (Lease Revenue)	5.25	10-1-2025	2,085,000	2,099,887
Washington County MN Capital Improvement Plan Series A (GO)	5.00	2-1-2021	2,495,000	2,828,706
Western Minnesota Municipal Power Agency (Utilities Revenue, National Insured)	9.75	1-1-2016	280,000	320,102
Western Minnesota Municipal Power Agency Series A (Utilities Revenue)	5.00	1-1-2030	1,000,000	1,080,450
Willmar MN Rice Memorial Hospital Project Series 2012A (Tax Revenue)	5.00	2-1-2026	1,000,000	1,101,420
Winona MN Health Care Facilities Refunding Revenue Series 2012 (Health Revenue)	3.00	7-1-2018	295,000	304,163
Winona MN Health Care Facilities Refunding Revenue Series 2012 (Health Revenue)	5.00	7-1-2034	500,000	472,425
Woodbury MN Charter School Series A (Education Revenue)	2.40	12-1-2015	180,000	178,663
Woodbury MN Charter School Series A (Education Revenue)	3.15	12-1-2018	190,000	186,426
Woodbury MN Charter School Series A (Education Revenue)	3.90	12-1-2022	220,000	206,987
Woodbury MN Charter School Series A (Education Revenue)	5.00	12-1-2027	215,000	210,352
Woodbury MN Charter School Series A (Education Revenue)	5.00	12-1-2032	220,000	206,910

				141,821,712

Puerto Rico: 0.48%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Authority (Education Revenue)	4.13	10-1-2027	995,000	716,681

Virgin Islands: 1.42%
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series 2009B (Miscellaneous Revenue)	5.00	10-1-2025	500,000	516,150

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Minnesota Tax-Free Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Virgin Islands (continued)
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series 2009B (Miscellaneous Revenue, AGM Insured)	5.00%	10-1-2025	$500,000	$530,435
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series 2013B (Miscellaneous Revenue)	5.00	10-1-2024	1,000,000	1,053,520

				2,100,105

Total Municipal Obligations (Cost $141,345,274)				145,831,070

Total investments in securities
(Cost $141,345,274) *	98.17%	145,831,070
Other assets and liabilities, net	1.83	2,718,042

Total net assets	100.00%	$148,549,112

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

¤	Security issued in zero coupon form with no periodic interest payments.

*	Cost for federal income tax purposes is $141,342,158 and unrealized appreciation (depreciation) consists of:

Gross unrealized depreciation	$6,318,492
Gross unrealized appreciation	(1,829,580)

Net unrealized appreciation	$4,488,912

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Minnesota Tax-Free Fund	Statement of assets and liabilities—December 31, 2013 (unaudited)

Assets
Investments in unaffiliated securities, at value (see cost below)	$145,831,070
Cash	1,326,217
Receivable for investments sold	183,942
Receivable for Fund shares sold	83,684
Receivable for interest	1,951,170
Prepaid expenses and other assets	12,703

Total assets	149,388,786

Liabilities
Dividends payable	132,220
Payable for Fund shares redeemed	592,878
Advisory fee payable	24,799
Distribution fees payable	5,354
Due to other related parties	22,285
Accrued expenses and other liabilities	62,138

Total liabilities	839,674

Total net assets	$148,549,112

NET ASSETS CONSIST OF
Paid-in capital	$143,665,583
Undistributed net investment income	473,116
Accumulated net realized losses on investments	(75,383)
Net unrealized gains on investments	4,485,796

Total net assets	$148,549,112

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$44,315,846
Shares outstanding – Class A	4,188,494
Net asset value per share – Class A	$10.58
Maximum offering price per share – Class A2	$11.08
Net assets – Class B	$83,716
Shares outstanding – Class B	7,910
Net asset value per share – Class B	$10.58
Net assets – Class C	$8,076,729
Shares outstanding – Class C	763,404
Net asset value per share – Class C	$10.58
Net assets – Administrator Class	$96,072,821
Shares outstanding – Administrator Class	9,083,006
Net asset value per share – Administrator Class	$10.58

Investments in unaffiliated securities, at cost	$141,345,274

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended December 31, 2013 (unaudited)	Wells Fargo Advantage Minnesota Tax-Free Fund	15

Investment income
Interest	$3,149,927

Expenses
Advisory fee	266,595
Administration fees
Fund level	38,085
Class A	37,446
Class B	81
Class C	6,789
Administrator Class	48,473
Shareholder servicing fees
Class A	58,509
Class B	127
Class C	10,608
Administrator Class	121,181
Distribution fees
Class B	381
Class C	31,823
Custody and accounting fees	6,677
Professional fees	22,879
Registration fees	11,788
Shareholder report expenses	9,573
Trustees’ fees and expenses	6,455
Other fees and expenses	5,325

Total expenses	682,795
Less: Fee waivers and/or expense reimbursements	(124,326)

Net expenses	558,469

Net investment income	2,591,458

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments	(78,361)
Net change in unrealized gains (losses) on investments	(1,138,520)

Net realized and unrealized gains (losses) on investments	(1,216,881)

Net increase in net assets resulting from operations	$1,374,577

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Minnesota Tax-Free Fund	Statement of changes in net assets

	Six months ended December 31, 2013 (unaudited)		Year ended June 30, 2013

Operations
Net investment income		$2,591,458		$5,298,264
Net realized gains (losses) on investments		(78,361)		1,134,267
Net change in unrealized gains (losses) on investments		(1,138,520)		(5,853,274)

Net increase in net assets resulting from operations		1,374,577		579,257

Distributions to shareholders from
Net investment income
Class A		(769,249)		(1,523,489)
Class B		(1,291)		(4,888)
Class C		(107,554)		(199,949)
Administrator Class		(1,713,709)		(3,569,607)
Net realized gains
Class A		(341,532)		(125,792)
Class B		(776)		(643)
Class C		(61,949)		(23,079)
Administrator Class		(735,259)		(275,171)

Total distributions to shareholders		(3,731,319)		(5,722,618)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	185,477	1,977,197	1,304,407	14,565,330
Class C	19,610	207,929	174,698	1,950,709
Administrator Class	1,675,425	17,850,680	3,007,538	33,575,304

		20,035,806		50,091,343

Reinvestment of distributions
Class A	102,780	1,092,247	145,399	1,620,389
Class B	194	2,062	467	5,217
Class C	15,880	168,693	19,882	221,631
Administrator Class	133,233	1,415,309	151,447	1,686,781

		2,678,311		3,534,018

Payment for shares redeemed
Class A	(710,186)	(7,570,580)	(1,583,628)	(17,614,425)
Class B	(2,722)	(28,991)	(18,714)	(209,242)
Class C	(107,167)	(1,138,954)	(185,102)	(2,063,870)
Administrator Class	(1,941,978)	(20,680,925)	(3,843,803)	(42,632,176)

		(29,419,450)		(62,519,713)

Net decrease in net assets resulting from capital share transactions		(6,705,333)		(8,894,352)

Total decrease in net assets		(9,062,075)		(14,037,713)

Net assets
Beginning of period		157,611,187		171,648,900

End of period		$148,549,112		$157,611,187

Undistributed net investment income		$473,116		$473,461

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Minnesota Tax-Free Fund	17

(For a share outstanding throughout each period)

	Six months ended December 31, 2013 (unaudited)	Year ended June 30
CLASS A		2013	2012	2011	2010	2009
Net asset value, beginning of period	$10.74	$11.08	$10.68	$10.75	$10.36	$10.56
Net investment income	0.18	0.32	0.37	0.40	0.43 [1]	0.44 [1]
Net realized and unrealized gains (losses) on investments	(0.08)	(0.31)	0.55	(0.05)	0.40	(0.19)

Total from investment operations	0.10	0.01	0.92	0.35	0.83	0.25
Distributions to shareholders from
Net investment income	(0.18)	(0.32)	(0.37)	(0.40)	(0.43)	(0.44)
Net realized gains	(0.08)	(0.03)	(0.15)	(0.02)	(0.01)	(0.01)

Total distributions to shareholders	(0.26)	(0.35)	(0.52)	(0.42)	(0.44)	(0.45)
Net asset value, end of period	$10.58	$10.74	$11.08	$10.68	$10.75	$10.36
Total return[2]	0.93%	(0.01)%	8.80%	3.39%	8.11%	2.49%
Ratios to average net assets (annualized)
Gross expenses	0.89%	0.88%	0.89%	0.86%	0.89%	0.94%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	3.29%	2.87%	3.35%	3.76%	3.97%	4.32%
Supplemental data
Portfolio turnover rate	5%[3]	14%[3]	36%	25%	25%	28%
Net assets, end of period (000s omitted)	$44,316	$49,535	$52,550	$52,628	$56,885	$48,905

1.	Calculated based upon average shares outstanding

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate excludes variable rate demand notes which may account for changes from rates reported in prior periods.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Minnesota Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2013 (unaudited)	Year ended June 30
CLASS B		2013	2012	2011	2010	2009
Net asset value, beginning of period	$10.75	$11.08	$10.68	$10.75	$10.36	$10.56
Net investment income	0.14 [1]	0.23 [1]	0.29 [1]	0.32 [1]	0.35 [1]	0.37 [1]
Net realized and unrealized gains (losses) on investments	(0.09)	(0.29)	0.55	(0.05)	0.40	(0.19)

Total from investment operations	0.05	(0.06)	0.84	0.27	0.75	0.18
Distributions to shareholders from
Net investment income	(0.14)	(0.24)	(0.29)	(0.32)	(0.35)	(0.37)
Net realized gains	(0.08)	(0.03)	(0.15)	(0.02)	(0.01)	(0.01)

Total distributions to shareholders	(0.22)	(0.27)	(0.44)	(0.34)	(0.36)	(0.38)
Net asset value, end of period	$10.58	$10.75	$11.08	$10.68	$10.75	$10.36
Total return[2]	0.46%	(0.67)%	7.99%	2.62%	7.30%	1.72%
Ratios to average net assets (annualized)
Gross expenses	1.64%	1.63%	1.63%	1.61%	1.65%	1.69%
Net expenses	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
Net investment income	2.54%	2.10%	2.63%	3.00%	3.24%	3.58%
Supplemental data
Portfolio turnover rate	5%[3]	14%[3]	36%	25%	25%	28%
Net assets, end of period (000s omitted)	$84	$112	$318	$539	$1,005	$2,166

1.	Calculated based upon average shares outstanding

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate excludes variable rate demand notes which may account for changes from rates reported in prior periods.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Minnesota Tax-Free Fund	19

(For a share outstanding throughout each period)

	Six months ended December 31, 2013 (unaudited)	Year ended June 30
CLASS C		2013	2012	2011	2010	2009
Net asset value, beginning of period	$10.74	$11.08	$10.68	$10.75	$10.36	$10.56
Net investment income	0.14	0.24	0.28	0.32	0.35 [1]	0.36 [1]
Net realized and unrealized gains (losses) on investments	(0.08)	(0.31)	0.55	(0.05)	0.40	(0.18)

Total from investment operations	0.06	(0.07)	0.83	0.27	0.75	0.18
Distributions to shareholders from
Net investment income	(0.14)	(0.24)	(0.28)	(0.32)	(0.35)	(0.37)
Net realized gains	(0.08)	(0.03)	(0.15)	(0.02)	(0.01)	(0.01)

Total distributions to shareholders	(0.22)	(0.27)	(0.43)	(0.34)	(0.36)	(0.38)
Net asset value, end of period	$10.58	$10.74	$11.08	$10.68	$10.75	$10.36
Total return[2]	0.55%	(0.76)%	7.99%	2.62%	7.30%	1.73%
Ratios to average net assets (annualized)
Gross expenses	1.64%	1.63%	1.64%	1.61%	1.64%	1.65%
Net expenses	1.60%	1.60%	1.60%	1.60%	1.60%	1.59%
Net investment income	2.53%	2.12%	2.58%	3.01%	3.19%	3.55%
Supplemental data
Portfolio turnover rate	5%[3]	14%[3]	36%	25%	25%	28%
Net assets, end of period (000s omitted)	$8,077	$8,972	$9,144	$7,670	$6,489	$4,163

1.	Calculated based upon average shares outstanding

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate excludes variable rate demand notes which may account for changes from rates reported in prior periods.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Minnesota Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2013 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2013	2012	2011	2010	2009[1]
Net asset value, beginning of period	$10.74	$11.07	$10.68	$10.75	$10.36	$10.56
Net investment income	0.19	0.35	0.39	0.43 [2]	0.45 [2]	0.47 [2]
Net realized and unrealized gains (losses) on investments	(0.08)	(0.30)	0.54	(0.05)	0.40	(0.19)

Total from investment operations	0.11	0.05	0.93	0.38	0.85	0.28
Distributions to shareholders from
Net investment income	(0.19)	(0.35)	(0.39)	(0.43)	(0.45)	(0.47)
Net realized gains	(0.08)	(0.03)	(0.15)	(0.02)	(0.01)	(0.01)

Total distributions to shareholders	(0.27)	(0.38)	(0.54)	(0.45)	(0.46)	(0.48)
Net asset value, end of period	$10.58	$10.74	$11.07	$10.68	$10.75	$10.36
Total return[3]	1.05%	0.32%	8.97%	3.65%	8.37%	2.74%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.82%	0.83%	0.80%	0.82%	0.86%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	3.54%	3.11%	3.59%	4.00%	4.22%	4.57%
Supplemental data
Portfolio turnover rate	5%[4]	14%[4]	36%	25%	25%	28%
Net assets, end of period (000s omitted)	$96,073	$98,992	$109,637	$106,412	$132,313	$122,749

1.	On July 18, 2008, Class Z was renamed Administrator Class.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

4.	Portfolio turnover rate excludes variable rate demand notes which may account for changes from rates reported in prior periods.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Minnesota Tax-Free Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Minnesota Tax-Free Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

22	Wells Fargo Advantage Minnesota Tax-Free Fund	Notes to financial statements (unaudited)

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Advantage Minnesota Tax-Free Fund	23

As of December 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$143,921,070	$1,910,000	$145,831,070

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended December 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal obligations
Balance as of June 30, 2013	$2,010,750
Accrued discounts (premiums)	(397)
Realized gains (losses)	3,500
Change in unrealized gains (losses)	(3,853)
Purchases	0
Sales	(100,000)
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of December 31, 2013	$1,910,000
Change in unrealized gains (losses) relating to securities still held at December 31, 2013	$(5,000)

The investment type categorized above was valued using an indicative broker quote. The indicative broker quote was considered a Level 3 input. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase. For the six months ended December 31, 2013, the advisory fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10

24	Wells Fargo Advantage Minnesota Tax-Free Fund	Notes to financial statements (unaudited)

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.85% for Class A shares, 1.60% for Class B shares, 1.60% for Class C shares, and 0.60% for Administrator Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended December 31, 2013, Wells Fargo Funds Distributor, LLC received $865 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2013 were $7,791,541 and $13,758,168, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended December 31, 2013, the Fund paid $104 in commitment fees.

For the six months ended December 31, 2013, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage Minnesota Tax-Free Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Advantage Minnesota Tax-Free Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Minnesota Tax-Free Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

28	Wells Fargo Advantage Minnesota Tax-Free Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

222106 02-14 SA252/SAR252 12-13

Wells Fargo Advantage Municipal Bond Fund

Semi-Annual Report

December 31, 2013

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Municipal Bond Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The last six months were marked by modest U.S. economic growth and accommodative central bank policies.

Dear Valued Shareholder:

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage Municipal Bond Fund for the six-month period that ended December 31, 2013. The last six months were marked by modest U.S. economic growth and accommodative central bank policies. Ten-year municipal bond yields traded in a range between 2.5% and 3.0% during the second half of 2013 after longer-term interest rates increased sharply in May and June 2013. Municipal bond returns, as measured by the Barclays Municipal Bond Index1, gained 0.14% for the six-month period that ended December 31, 2013.

Ten-year municipal bond yields averaged 2.7% during the second half of 2013.

Interest rates largely reflected both current Federal Reserve (Fed) policy and investor anticipation of the Fed’s future moves. Throughout the reporting period, the Federal Open Market Committee (FOMC)—the Fed’s monetary policymaking body—kept its key interest rate near zero in order to support the economy and the financial system. The FOMC also purchased mortgage-backed securities to support the housing market and long-term U.S. Treasuries to keep interest rates low. In mid-December, however, the FOMC conveyed confidence in the strength of the economy by announcing it would begin tapering its bond-buying program in January 2014.

Municipal yields reflected the broader U.S. interest-rate environment. At the front end of the yield curve, municipal bond yields were extremely low because of the Fed’s zero interest-rate policy. Longer-term yields were higher than short-term yields, and the yield curve remained steep. The good news from a bond investor’s perspective was that longer-term yield increases were more modest in the second half of the year than they were in the first half. Over the six-month period, five-year municipal bonds returned 1.72%—the best-performing maturity bucket—while the long-term municipal bonds returned -2.02%, the worst-performing maturity bucket.

Higher interest rates and credit concerns kept investors wary of tax-exempt investments.

Negative credit news added to investor skittishness with the asset class. The city of Detroit filed for bankruptcy on July 18, 2013. In December 2013, Detroit was judged eligible for bankruptcy and may now restructure $18 billion of debt and trim pension benefits under Chapter 9 protection. Puerto Rico debt remained under pressure during the reporting period, with rating agencies threatening to downgrade the commonwealth’s rating to junk status amid its well-known financial woes. In February 2014, after the close of the reporting period, Standard & Poor’s, Moody’s and Fitch downgraded Puerto Rico’s rating to junk status. At the end of the reporting period, credit spreads remained attractive on a historical basis, with the difference between BBB-rated and AAA-rated2 bonds greater than its average over the past 20 years.

Higher interest rates, high-profile negative credit news, and the resulting volatile bond returns created the perfect storm that diminished investor demand for tax-exempt bonds. Record municipal bond mutual fund outflows totaled just over $48 billion during the last six months of 2013. Higher individual tax rates in 2013 (the top rate is 39.6%) and now higher yield levels may counter this trend, but that remains to be seen.

1.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

2.	The ratings indicated are from Standard & Poor’s. Credit-quality ratings apply to the underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds on a scale of AAA (highest) to D (lowest). Credit quality and credit quality ratings are subject to change.

Letter to shareholders (unaudited)	Wells Fargo Advantage Municipal Bond Fund	3

Sources of positive news included economic growth, pension reform, and less supply.

Despite the unusual yet well-known credit events that garnered headlines, broader and sustainable improvements to municipal credit took place amid less fanfare. For example, economic growth continued to build, the number of jobs increased, and the economy seemed to shrug off uncertainties over the federal budget and debt limit. This economic growth helped municipal budgets, as evidenced by state tax revenues having risen on a year-over-year basis for 14 consecutive quarters. Good news on the pension front came from Illinois, where its legislature showed a willingness to fix its financial problems, which included voting for a number of pension reforms. Another positive for the municipal market was that the supply of municipal new issues declined. New bond deals were postponed amid market volatility and higher interest rates in the second half of 2013. Higher rates also took away the economic reason for refunding outstanding municipal bonds.

Don’t let short-term uncertainty derail long-term investment goals.

While periods of uncertainty can present challenges, they can also create opportunities, and experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite the unusual yet well-known credit events that garnered headlines, broader and sustainable improvements to municipal credit took place amid less fanfare.

4	Wells Fargo Advantage Municipal Bond Fund	Letter to shareholders (unaudited)

Notice to shareholders

The Fund and Funds Management, LLC (“Funds Management”) have received an exemptive order from the SEC that permits Funds Management, subject to the approval of the Board of Trustees of the Fund, to select or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (“Multi-manager Structure”). The Multi-manager Structure applies to subadvisers that are not affiliated with Funds Management or the Fund, except to the extent that affiliation arises solely because such subadvisers provide sub-advisory services to the Fund (“Non-affiliated Subadvisers”), as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Funds Management or of another company that, indirectly or directly, wholly owns Funds Management (“Wholly-owned Subadvisers”).

Pursuant to the SEC order, Funds Management, with the approval of the Board of Trustees, has the discretion to terminate any subadvisers and allocate and reallocate the Fund’s assets among any other Non-affiliated Subadvisers or Wholly-owned Subadvisers. Funds Management, subject to oversight and supervision by the Board of Trustees, has responsibility to continue to oversee any subadvisers to the Fund and to recommend, for approval by the Board of Trustees, the hiring, termination and replacement of subadvisers for the Fund. In the event that a new subadviser is hired pursuant to the Multi-manager Structure, the Fund is required to provide notice to shareholders within 90 days.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

This page is intentionally left blank.

6	Wells Fargo Advantage Municipal Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Lyle J. Fitterer, CFA, CPA

Robert J. Miller

Average annual total returns1 (%) as of December 31, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WMFAX)	4-8-2005	(6.38)	7.97	4.93	(1.94)	8.96	5.42	0.80	0.75
Class B (WMFBX)*	4-8-2005	(7.67)	7.86	4.88	(2.67)	8.15	4.88	1.55	1.50
Class C (WMFCX)	4-8-2005	(3.67)	8.15	4.63	(2.67)	8.15	4.63	1.55	1.50
Administrator Class (WMFDX)	4-8-2005	–	–	–	(1.79)	9.13	5.62	0.74	0.60
Institutional Class (WMBIX)	3-31-2008	–	–	–	(1.66)	9.27	5.62	0.47	0.47
Investor Class (SXFIX)	10-23-1986	–	–	–	(1.97)	8.92	5.42	0.83	0.78
Barclays Municipal Bond Index[4]	–	–	–	–	(2.55)	5.89	4.29	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Advantage Municipal Bond Fund	7

Credit quality[5] as of December 31, 2013

Effective maturity distribution[6] as of December 31, 2013

1.	Historical performance shown for Class B and Class C shares prior to their inception reflects the performance of Investor Class shares, adjusted to reflect the higher expenses applicable to Class B and Class C shares. Historical performance shown for Class A shares prior to their inception reflects the performance of Investor Class shares, and includes the higher expenses applicable to Investor Class shares (except during those periods in which expenses of Class A shares would have been higher than those of Investor Class no such adjustment is reflected). If these expenses had not been included, returns would be higher. Historical performance shown for Administrator Class and Institutional Class shares prior to their inception reflects the performance of Investor Class shares, and includes the higher expenses applicable to Investor Class shares. If these expenses had not been included, returns would be higher.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through October 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.75% for Class A, 1.50% for Class B, 1.50% for Class C, 0.60% for Administrator Class, 0.48% for Institutional Class, and 0.78% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

5.	The credit quality of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds on a scale of AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds on a scale of Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds on a scale of AAA (highest) to D (lowest). Credit quality, and credit quality ratings, are subject to change.

6.	Effective maturity is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

8	Wells Fargo Advantage Municipal Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2013 to December 31, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2013	Ending account value 12-31-2013	Expenses paid during the period¹	Net annual expense ratio
Class A
Actual	$1,000.00	$1,001.19	$3.78	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82	0.75%
Class B
Actual	$1,000.00	$997.42	$7.55	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.64	$7.63	1.50%
Class C
Actual	$1,000.00	$997.43	$7.55	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.64	$7.63	1.50%
Administrator Class
Actual	$1,000.00	$1,000.94	$3.03	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Institutional Class
Actual	$1,000.00	$1,002.63	$2.37	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.84	$2.40	0.47%
Investor Class
Actual	$1,000.00	$1,001.04	$3.93	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.27	$3.97	0.78%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Summary portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Municipal Bond Fund	9

The Summary Portfolio of Investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website:

http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/semi/holdings/municipalbond.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on the Form N-CSRS, is also available on the SEC’s website at sec.gov.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Municipal Obligations: 98.87%

Alabama: 0.37%
Other securities				$10,092,241	0.37%

Alaska: 0.11%
Other securities				3,009,600	0.11

Arizona: 0.98%
Other securities				26,883,743	0.98

California: 14.42%
California Foothill/Eastern Transportation Corridor Agency (Transportation Revenue ) ¤	0.00%	1-15-2018 to 1-15-2036	$107,500,000	43,256,446	1.59
California HFFA Providence Health Services Series C (Health Revenue) ±144A(h)	6.50	10-1-2016	10,050,000	11,458,508	0.42
California PCFA Water Furnishing Bonds Poseidon Resources Desalination Project (IDR) 144A	5.00	11-21-2045	16,500,000	13,169,805	0.48
M-S-R Energy Authority California Gas Series B (Utilities Revenue)	6.13	11-1-2029	30,275,000	33,586,177	1.23
M-S-R Energy Authority California Gas (Utilities Revenue )	6.13-7.00	11-1-2029 to 11-1-2039	10,955,000	13,203,770	0.49
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.80	7-1-2019	9,865,000	9,033,972	0.33
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.89	7-1-2027	39,160,000	31,373,817	1.15
San Francisco CA Bay Area Toll Authority Series A (Transportation Revenue) ±	1.31	4-1-2036	28,000,000	27,860,560	1.02
Other securities				211,380,795	7.71

				394,323,850	14.42

Colorado: 2.88%
Colorado ECFA (Education Revenue ) 144A	5.50-8.13	10-1-2017 to 9-1-2048	29,475,000	28,386,606	1.05
Other securities				50,383,786	1.83

				78,770,392	2.88

Connecticut: 0.78%
Other securities				21,212,277	0.78

Delaware: 0.08%
Other securities				2,287,641	0.08

District of Columbia: 0.28%
Other securities				7,679,966	0.28

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Municipal Bond Fund	Summary portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Florida: 3.81%
Florida Development Financial Corporation Educational Facilities Revenue Renaissance Charter School Projects Series A (Education Revenue)	8.50%	6-15-2044	$13,290,000	$13,041,078	0.48%
Other securities				91,102,168	3.33

				104,143,246	3.81

Georgia: 0.75%
Other securities				20,450,575	0.75

Guam: 0.51%
Guam Government Hotel Occupancy Series A (Tax Revenue)	6.50	11-1-2040	11,300,000	12,213,831	0.44
Other securities				1,816,447	0.07

				14,030,278	0.51

Hawaii: 0.11%
Other securities				2,908,170	0.11

Idaho: 0.66%
Other securities				17,977,766	0.66

Illinois: 16.83%
Chicago IL Board of Education CAB (GO, AGM Insured)	0.00-5.00	12-1-2020 to 12-1-2042	47,135,000	25,953,807	0.96
Chicago IL Board of Education CAB School Reform Series B-1 (GO, National Insured) ¤	0.00	12-1-2030	39,000,000	12,985,830	0.47
Chicago IL Board of Education CAB Series A (GO, AGM Insured)	5.00	12-1-2042	25,000,000	22,730,000	0.83
Chicago IL Series A (GO)	5.00	1-1-2029	23,065,000	22,682,813	0.83
Chicago IL Series A (GO, AGM Insured)	5.00	1-1-2028	9,550,000	9,574,544	0.35
Chicago IL Series C (GO)	5.00	1-1-2034	24,000,000	22,750,320	0.83
Cook County IL (GO)	5.00	11-15-2027 to 11-15-2028	3,780,000	3,869,470	0.14
Cook County IL Series G (GO)	5.00	11-15-2028	27,000,000	27,437,940	1.00
DuPage County IL Community Unit School District #46 School Building (GO, Ambac Insured) ¤	0.00	1-1-2023	23,450,000	16,360,831	0.60
Illinois (Tax Revenue )	4.00-6.00	4-1-2020 to 7-1-2038	49,090,000	50,367,398	1.83
Illinois (Tax Revenue )	5.00	6-15-2024 to 6-15-2025	17,000,000	18,649,470	0.68
Illinois Junior Obligation (Tax Revenue)	5.00	6-15-2026	12,050,000	13,018,579	0.48
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project (Tax Revenue, AGM Insured) ¤	0.00	12-15-2024 to 12-15-2032	62,110,000	30,905,820	1.13
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series PJ (Tax Revenue, National Insured) ¤	0.00	6-15-2028	29,980,000	13,685,570	0.50
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue)	5.75	4-1-2038	14,000,000	15,298,220	0.56
Other securities				153,906,957	5.64

				460,177,569	16.83

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Municipal Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Indiana: 1.54%
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A (IDR)	5.00%	7-1-2035	$14,970,000	$13,925,992	0.51%
Other securities				28,192,156	1.03

				42,118,148	1.54

Iowa: 0.33%
Other securities				9,162,902	0.33

Kansas: 0.43%
Other securities				11,665,779	0.43

Kentucky: 0.42%
Other securities				11,397,018	0.42

Louisiana: 1.95%
Louisiana Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	5.00	5-15-2025	12,500,000	12,954,500	0.47
Louisiana Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	5.50	5-15-2028 to 5-15-2030	17,750,000	18,182,860	0.67
Other securities				22,175,013	0.81

				53,312,373	1.95

Maine: 0.31%
Other securities				8,378,181	0.31

Maryland: 0.07%
Other securities				1,799,736	0.07

Massachusetts: 2.79%
Massachusetts PFOTER Series 4406 144A ø	0.31	7-1-2030	12,985,000	12,985,000	0.47
Massachusetts School Building Authority Senior Series A (Tax Revenue)	5.00	5-15-2038	33,855,000	35,452,617	1.30
Other securities				27,926,069	1.02

				76,363,686	2.79

Michigan: 5.57%
Detroit MI Sewage Disposal System (Water & Sewer Revenue)	5.00-6.50	7-1-2016 to 7-1-2029	9,900,000	9,825,895	0.36
Detroit MI Sewage Disposal System Refunding Balance Senior Lien Series B (Water & Sewer Revenue, AGM Insured)	7.50	7-1-2033	16,985,000	18,043,845	0.66
Detroit MI Water Supply System (Water & Sewer Revenue, National Insured)	5.00-7.00	7-1-2019 to 7-1-2036	32,905,000	32,621,810	1.19
Other securities				91,748,628	3.36

				152,240,178	5.57

Minnesota: 0.14%
Other securities				3,830,706	0.14

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Municipal Bond Fund	Summary portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Mississippi: 0.47%
Other securities				$12,893,973	0.47%

Missouri: 0.53%
Other securities				14,384,648	0.53

Nebraska: 0.10%
Other securities				2,652,907	0.10

Nevada: 0.14%
Other securities				3,965,104	0.14

New Hampshire: 0.05%
Other securities				1,414,239	0.05

New Jersey: 5.65%
New Jersey EDA	0.36-5.38%	2-1-2018 to 1-1-2043	$25,210,000	25,178,937	0.92
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	1.61	9-1-2027	12,500,000	12,281,250	0.45
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	1.66	3-1-2028	49,085,000	47,883,399	1.75
New Jersey Transportation System Series A (Miscellaneous Revenue, National Insured)	5.75	6-15-2025	10,000,000	11,766,000	0.43
New Jersey TTFA (Transportation Revenue)	6.00	12-15-2038	10,425,000	11,657,548	0.43
Other securities				45,760,417	1.67

				154,527,551	5.65

New Mexico: 0.04%
Other securities				1,041,654	0.04

New York: 7.19%
New York Dormitory Authority Series B (Tax Revenue)	5.75	3-15-2036	10,000,000	11,192,900	0.41
New York NY Municipal Water Finance Authority 2nd General Resolution Series DD (Water & Sewer Revenue)	6.00	6-15-2040	11,625,000	12,990,705	0.47
New York NY Municipal Water Finance Authority (Water & Sewer Revenue )	5.00-5.75	6-15-2026 to 6-15-2040	8,255,000	9,117,959	0.33
New York NY Municipal Water Finance Authority Series AA3 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.31	6-15-2032	15,000,000	15,000,000	0.55
New York NY Municipal Water Finance Authority Water & Sewer System Series A (Water & Sewer Revenue)	5.00	6-15-2038	37,150,000	38,265,986	1.40
New York NY Transitional Finance Authority Series E-1 (Tax Revenue)	5.00	2-1-2042	15,000,000	15,410,850	0.56
New York Urban Development Corporation COP James A. Farley Post Office Building Refinancing (Miscellaneous Revenue)	4.00	2-1-2015	16,000,000	16,076,000	0.59
New York Urban Development Corporation Series A (Tax Revenue)	5.00	3-15-2034	11,920,000	12,491,802	0.46
Other securities				65,993,992	2.42

				196,540,194	7.19

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Municipal Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

North Carolina: 0.68%
Other securities				$18,727,023	0.68%

Ohio: 1.61%
Ohio Turnpike Commission CAB Series A-4 (Transportation Revenue) ¤	0.00%	2-15-2034	$43,500,000	26,653,320	0.97
Other securities				17,404,806	0.64

				44,058,126	1.61

Oklahoma: 0.46%
Other securities				12,547,709	0.46

Oregon: 0.30%
Other securities				8,285,852	0.30

Pennsylvania: 4.48%
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue)	1.56	11-1-2039	20,000,000	20,006,600	0.73
Delaware Valley PA Regional Financial Authority Local Government Public Improvements Project (Miscellaneous Revenue)	5.75	7-1-2032	13,610,000	14,082,131	0.51
Delaware Valley PA Regional Financial Authority (Miscellaneous Revenue )	0.81-7.75	6-1-2027 to 6-1-2037	12,060,000	11,394,612	0.42
Delaware Valley PA Regional Financial Authority Series A (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2028	16,420,000	17,175,320	0.63
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Hospital Revenue)	6.25	7-1-2023	13,500,000	13,338,675	0.49
Other securities				46,473,383	1.70

				122,470,721	4.48

Puerto Rico: 1.20%
Puerto Rico Electric Power Authority Series A (Utilities Revenue)	7.00	7-1-2033	21,240,000	17,121,139	0.63
Other securities				15,667,458	0.57

				32,788,597	1.20

Rhode Island: 0.12%
Other securities				3,337,601	0.12

South Carolina: 1.63%
Charleston SC Educational Excellence Finance Corporation Charleston County School District Project (Lease revenue) (x)	5.25	12-1-2025	15,000,000	16,399,200	0.60
Other securities				28,287,813	1.03

				44,687,013	1.63

South Dakota: 0.50%
Other securities				13,676,543	0.50

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Municipal Bond Fund	Summary portfolio of investments—December 31,2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Tennessee: 1.50%
Tennessee Energy Acquisition Corporation (Utilities Revenue )	5.00-5.25%	2-1-2022 to 2-1-2027	$19,240,000	$20,244,132	0.74%
Tennessee Energy Acquisition Corporation Series B (Utilities Revenue)	5.63	9-1-2026	20,456,000	20,863,279	0.76

				41,107,411	1.50

Texas: 10.38%
Dallas TX Independent School District School Building (GO, Permanent School Fund Insured)	6.38	2-15-2034	10,000,000	11,578,100	0.42
Dallas-Fort Worth TX International Airport (Airport Revenue )	5.00-5.25	11-1-2033 to 11-1-2038	14,000,000	13,565,500	0.49
Dallas-Fort Worth TX International Airport AMT Series D (Airport Revenue)	5.00	11-1-2038	15,800,000	14,857,846	0.54
Texas Municipal Gas Acquisition & Supply Corporation (Utilities Revenue)	5.00	12-15-2028	17,000,000	16,649,120	0.61
Texas Municipal Gas Acquisition & Supply Corporation (Utilities Revenue )	0.84-5.00	9-15-2017 to 12-15-2027	11,770,000	10,709,913	0.40
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2023	11,250,000	11,611,575	0.42
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2024	20,500,000	20,931,935	0.77
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue) ±	0.53	9-15-2017	15,780,000	15,731,555	0.57
Texas Municipal Gas Acquisition & Supply Corporation Series D (Utilities Revenue)	6.25	12-15-2026	29,500,000	33,495,185	1.22
Texas Private Activity Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	7.00	12-31-2038	12,500,000	13,377,000	0.49
Other securities				121,432,989	4.45

				283,940,718	10.38

Utah: 0.81%
Other securities				22,249,331	0.81

Vermont: 0.91%
Vermont Student Assistance Corporation Education Loan Revenue Series B Class A2 (Education Revenue) ±	3.24	12-3-2035	16,800,000	16,908,528	0.62
Other securities				7,991,746	0.29

				24,900,274	0.91

Virgin Islands: 1.22%
Virgin Islands PFA (Miscellaneous Revenue )	5.00-6.75	10-1-2018 to 10-1-2037	31,495,000	33,243,252	1.22

Virginia: 0.71%
Other securities				19,328,327	0.71

Washington: 0.40%
Other securities				10,879,030	0.40

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Municipal Bond Fund	15

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

West Virginia: 0.10%
Other securities				$2,607,436	0.10%

Wisconsin: 1.49%
Wisconsin Airport Facilities PFA Senior Obligation Group Series B (Airport Revenue)	5.00%	7-1-2022	$14,430,000	14,098,254	0.51
Other securities				26,770,182	0.98

				40,868,436	1.49

Wyoming: 0.08%
Other securities				2,181,519	0.08

Total Municipal Obligations (Cost $2,704,996,319)				2,703,521,210	98.87

	Yield		Shares
Short-Term Investments: 0.05%

Investment Companies: 0.05%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (u)(l)##	0.01		1,476,366	1,476,366	0.05

Total Short-Term Investments (Cost $1,476,366)				1,476,366	0.05

Total investments in securities
(Cost $2,706,472,685) *				2,704,997,576	98.92%
Other assets and liabilities, net				29,563,727	1.08

Total net assets				$2,734,561,303	100.00%

±	Variable rate investment. The rate shown is the rate in effect at period end.

¤	Security issued in zero coupon form with no periodic interest payments.

(x)	Inverse floating rate security

(h)	Underlying security in an inverse floater structure

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

##	All or a portion of this security has been segregated for when-issued securities.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.

*	Cost for federal income tax purposes is $2,707,650,014 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$75,916,107
Gross unrealized depreciation	(78,568,545)

Net unrealized depreciation	$(2,652,438)

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Municipal Bond Fund	Statement of assets and liabilities—December 31, 2013 (unaudited)

Assets
Investments
In unaffiliated securities, at value (see cost below)	$2,703,521,210
In affiliated securities, at value (see cost below)	1,476,366

Total investments, at value (see cost below)	2,704,997,576
Cash	173,366
Receivable for investments sold	32,655,300
Receivable for Fund shares sold	16,230,253
Receivable for interest	29,719,660
Prepaid expenses and other assets	357,353

Total assets	2,784,133,508

Liabilities
Dividends payable	1,260,319
Payable for investments purchased	21,252,611
Payable for floating-rate notes issued	5,025,000
Payable for Fund shares redeemed	19,940,244
Interest and fee expense payable	60,135
Advisory fee payable	627,487
Distribution fees payable	97,655
Due to other related parties	492,769
Accrued expenses and other liabilities	815,985

Total liabilities	49,572,205

Total net assets	$2,734,561,303

NET ASSETS CONSIST OF
Paid-in capital	$2,776,646,010
Undistributed net investment income	25,649
Accumulated net realized losses on investments	(40,635,247)
Net unrealized losses on investments	(1,475,109)

Total net assets	$2,734,561,303

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$1,624,635,554
Shares outstanding – Class A	166,436,205
Net asset value per share – Class A	$9.76
Maximum offering price per share – Class A2	$10.22
Net assets – Class B	$5,228,880
Shares outstanding – Class B	535,426
Net asset value per share – Class B	$9.77
Net assets – Class C	$142,335,697
Shares outstanding – Class C	14,584,402
Net asset value per share – Class C	$9.76
Net assets – Administrator Class	$301,306,239
Shares outstanding – Administrator Class	30,846,524
Net asset value per share – Administrator Class	$9.77
Net assets – Institutional Class	$173,410,541
Shares outstanding – Institutional Class	17,764,431
Net asset value per share – Institutional Class	$9.76
Net assets – Investor Class	$487,644,392
Shares outstanding – Investor Class	49,962,317
Net asset value per share – Investor Class	$9.76

Investments in unaffiliated securities, at cost	$2,704,996,319

Investments in affiliated securities, at cost	$1,476,366

Total investments, at cost	$2,706,472,685

1.	Each Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended December 31, 2013 (unaudited)	Wells Fargo Advantage Municipal Bond Fund	17

Investment income
Interest	$64,223,050
Dividends	535,485
Income from affiliated securities	693

Total investment income	64,759,228

Expenses
Advisory fee	4,624,603
Administration fees
Fund level	739,483
Class A	1,394,103
Class B	5,052
Class C	121,081
Administrator Class	185,248
Institutional Class	64,231
Investor Class	500,234
Shareholder servicing fees
Class A	2,178,286
Class B	7,893
Class C	189,188
Administrator Class	462,907
Investor Class	656,405
Distribution fees
Class B	23,680
Class C	567,565
Custody and accounting fees	77,332
Professional fees	40,415
Registration fees	89,647
Shareholder report expenses	71,358
Trustees’ fees and expenses	6,346
Interest and fee expense	50,390
Other fees and expenses	32,526

Total expenses	12,087,973
Less: Fee waivers and/or expense reimbursements	(782,427)

Net expenses	11,305,546

Net investment income	53,453,682

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) on:
Unaffiliated securities	(10,490,469)
Futures transactions	511,489

Net realized losses on investments	(9,978,980)

Net change in unrealized gains (losses) on investments	(43,672,298)

Net realized and unrealized gains (losses) on investments	(53,651,278)

Net decrease in net assets resulting from operations	$(197,596)

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Municipal Bond Fund	Statement of changes in net assets

	Six months ended December 31, 2013 (unaudited)		Year ended June 30, 2013

Operations
Net investment income		$53,453,682		$79,736,705
Net realized gains (losses) on investments		(9,978,980)		61,894,463
Net change in unrealized gains (losses) on investments		(43,672,298)		(97,305,508)

Net increase (decrease) in net assets resulting from operations		(197,596)		44,325,660

Distributions to shareholders from
Net investment income
Class A		(31,448,688)		(47,697,485)
Class B		(89,584)		(201,990)
Class C		(2,158,215)		(3,257,371)
Administrator Class		(6,904,086)		(8,470,188)
Institutional Class		(3,138,349)		(4,217,745)
Investor Class		(9,402,075)		(15,890,798)
Net realized gains
Class A		(11,977,149)		(28,882,080)
Class B		(39,258)		(169,887)
Class C		(1,046,658)		(2,739,918)
Administrator Class		(2,318,044)		(4,661,814)
Institutional Class		(1,035,016)		(2,266,368)
Investor Class		(3,640,741)		(9,770,050)

Total distributions to shareholders		(73,197,863)		(128,225,694)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	14,359,171	140,771,983	45,423,149	471,501,560
Class B	243	2,384	29,715	309,469
Class C	941,388	9,243,895	3,453,071	35,861,972
Administrator Class	23,560,615	231,682,542	43,255,567	446,465,637
Institutional Class	12,428,315	121,687,569	6,933,202	71,997,742
Investor Class	7,016,265	68,774,296	37,249,184	387,600,145

		572,162,669		1,413,736,525

Reinvestment of distributions
Class A	3,991,349	39,093,317	6,311,924	65,660,511
Class B	10,774	105,523	29,538	307,725
Class C	270,569	2,648,868	476,372	4,958,680
Administrator Class	676,789	6,632,946	855,092	8,901,253
Institutional Class	239,750	2,349,652	338,211	3,519,203
Investor Class	1,212,349	11,872,566	2,162,368	22,496,125

		62,702,872		105,843,497

Payment for shares redeemed
Class A	(32,718,470)	(321,229,273)	(42,797,512)	(443,290,052)
Class B	(235,789)	(2,315,134)	(736,907)	(7,656,211)
Class C	(3,498,814)	(34,318,871)	(3,561,363)	(36,844,563)
Administrator Class	(38,467,927)	(377,349,933)	(21,289,799)	(218,617,877)
Institutional Class	(9,211,413)	(90,288,946)	(7,743,698)	(80,072,725)
Investor Class	(16,673,379)	(163,450,130)	(33,659,430)	(347,973,419)

		(988,952,287)		(1,134,454,847)

Net increase (decrease) in net assets resulting from capital share transactions		(354,086,746)		385,125,175

Total increase (decrease) in net assets		(427,482,205)		301,225,141

Net assets
Beginning of period		3,162,043,508		2,860,818,367

End of period		$2,734,561,303		$3,162,043,508

Undistributed (overdistributed) net investment income		$25,649		$(287,036)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Municipal Bond Fund	19

(For a share outstanding throughout each period)

	Six months ended December 31, 2013 (unaudited)	Year ended June 30
CLASS A		2013	2012	2011	2010	2009
Net asset value, beginning of period	$10.00	$10.24	$9.54	$9.51	$8.74	$9.21
Net investment income	0.18	0.27	0.37	0.40	0.41	0.45
Net realized and unrealized gains (losses) on investments	(0.17)	(0.08)	0.70	0.03	0.84	(0.47)

Total from investment operations	0.01	0.19	1.07	0.43	1.25	(0.02)
Distributions to shareholders from
Net investment income	(0.18)	(0.27)	(0.37)	(0.39)	(0.41)	(0.45)
Net realized gains	(0.07)	(0.16)	(0.00)[1]	(0.01)	(0.07)	0.00

Total distributions to shareholders	(0.25)	(0.43)	(0.37)	(0.40)	(0.48)	(0.45)
Net asset value, end of period	$9.76	$10.00	$10.24	$9.54	$9.51	$8.74
Total return[2]	0.12%	1.70%	11.45%	4.70%	14.28%	(0.04)%
Ratios to average net assets (annualized)
Gross expenses	0.80%[3]	0.80%[3]	0.81%[3]	0.83%[3]	0.86%[3]	0.89%[3]
Net expenses	0.75%[3]	0.75%[3]	0.75%[3]	0.77%[3]	0.75%[3]	0.75%[3]
Net investment income	3.64%	2.56%	3.72%	4.18%	4.37%	5.19%
Supplemental data
Portfolio turnover rate	25%	54%	63%	69%	84%	152%
Net assets, end of period (000s omitted)	$1,624,636	$1,807,790	$1,759,128	$1,503,256	$383,203	$220,711

1.	Amount is less than $0.005.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Six months ended December 31, 2013 (unaudited)	0.00%
Year ended June 30, 2013	0.00%
Year ended June 30, 2012	0.00%
Year ended June 30, 2011	0.02%
Year ended June 30, 2010	0.03%
Year ended June 30, 2009	0.06%

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2013 (unaudited)	Year ended June 30
CLASS B		2013	2012	2011	2010	2009
Net asset value, beginning of period	$10.00	$10.24	$9.54	$9.51	$8.72	$9.21
Net investment income	0.14	0.19	0.29	0.33	0.35	0.38
Net realized and unrealized gains (losses) on investments	(0.16)	(0.08)	0.71	0.03	0.85	(0.49)

Total from investment operations	(0.02)	0.11	1.00	0.36	1.20	(0.11)
Distributions to shareholders from
Net investment income	(0.14)	(0.19)	(0.30)	(0.32)	(0.34)	(0.38)
Net realized gains	(0.07)	(0.16)	(0.00)[1]	(0.01)	(0.07)	0.00

Total distributions to shareholders	(0.21)	(0.35)	(0.30)	(0.33)	(0.41)	(0.38)
Net asset value, end of period	$9.77	$10.00	$10.24	$9.54	$9.51	$8.72
Total return[2]	(0.26)%	0.94%	10.62%	3.92%	13.43%	(1.01)%
Ratios to average net assets (annualized)
Gross expenses	1.55%[3]	1.54%[3]	1.56%[3]	1.57%[3]	1.61%[3]	1.64%[3]
Net expenses	1.50%[3]	1.50%[3]	1.50%[3]	1.52%[3]	1.50%[3]	1.50%[3]
Net investment income	2.86%	1.83%	3.05%	3.39%	3.71%	4.40%
Supplemental data
Portfolio turnover rate	25%	54%	63%	69%	84%	152%
Net assets, end of period (000s omitted)	$5,229	$7,604	$14,723	$24,040	$3,437	$6,436

1.	Amount is less than $0.005.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Six months ended December 31, 2013 (unaudited)	0.00%
Year ended June 30, 2013	0.00%
Year ended June 30, 2012	0.00%
Year ended June 30, 2011	0.02%
Year ended June 30, 2010	0.03%
Year ended June 30, 2009	0.06%

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Municipal Bond Fund	21

(For a share outstanding throughout each period)

	Six months ended December 31, 2013 (unaudited)	Year ended June 30
CLASS C		2013	2012	2011	2010	2009
Net asset value, beginning of period	$10.00	$10.23	$9.53	$9.51	$8.74	$9.21
Net investment income	0.14	0.19	0.30	0.32	0.33	0.38
Net realized and unrealized gains (losses) on investments	(0.17)	(0.07)	0.70	0.03	0.85	(0.47)

Total from investment operations	(0.03)	0.12	1.00	0.35	1.18	(0.09)
Distributions to shareholders from
Net investment income	(0.14)	(0.19)	(0.30)	(0.32)	(0.34)	(0.38)
Net realized gains	(0.07)	(0.16)	(0.00)[1]	(0.01)	(0.07)	0.00

Total distributions to shareholders	(0.21)	(0.35)	(0.30)	(0.33)	(0.41)	(0.38)
Net asset value, end of period	$9.76	$10.00	$10.23	$9.53	$9.51	$8.74
Total return[2]	(0.26)%	1.04%	10.63%	3.81%	13.43%	(0.79)%
Ratios to average net assets (annualized)
Gross expenses	1.55%[3]	1.55%[3]	1.56%[3]	1.58%[3]	1.61%[3]	1.63%[3]
Net expenses	1.50%[3]	1.50%[3]	1.50%[3]	1.52%[3]	1.50%[3]	1.50%[3]
Net investment income	2.88%	1.82%	2.95%	3.42%	3.59%	4.44%
Supplemental data
Portfolio turnover rate	25%	54%	63%	69%	84%	152%
Net assets, end of period (000s omitted)	$142,336	$168,658	$168,883	$126,338	$33,864	$12,509

1.	Amount is less than $0.005.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Six months ended December 31, 2013 (unaudited)	0.00%
Year ended June 30, 2013	0.00%
Year ended June 30, 2012	0.00%
Year ended June 30, 2011	0.02%
Year ended June 30, 2010	0.03%
Year ended June 30, 2009	0.06%

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2013 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2013	2012	2011	2010	2009
Net asset value, beginning of period	$10.01	$10.24	$9.54	$9.50	$8.73	$9.21
Net investment income	0.19	0.28	0.39	0.40	0.42	0.46
Net realized and unrealized gains (losses) on investments	(0.17)	(0.07)	0.69	0.06	0.85	(0.48)

Total from investment operations	0.02	0.21	1.08	0.46	1.27	(0.02)
Distributions to shareholders from
Net investment income	(0.19)	(0.28)	(0.38)	(0.41)	(0.43)	(0.46)
Net realized gains	(0.07)	(0.16)	(0.00)[1]	(0.01)	(0.07)	0.00

Total distributions to shareholders	(0.26)	(0.44)	(0.38)	(0.42)	(0.50)	(0.46)
Net asset value, end of period	$9.77	$10.01	$10.24	$9.54	$9.50	$8.73
Total return[2]	0.09%	1.96%	11.62%	4.96%	14.33%	0.00%
Ratios to average net assets (annualized)
Gross expenses	0.74%[3]	0.74%[3]	0.74%[3]	0.75%[3]	0.78%[3]	0.81%[3]
Net expenses	0.60%[3]	0.60%[3]	0.60%[3]	0.62%[3]	0.60%[3]	0.60%[3]
Net investment income	3.76%	2.72%	3.74%	4.26%	4.55%	5.34%
Supplemental data
Portfolio turnover rate	25%	54%	63%	69%	84%	152%
Net assets, end of period (000s omitted)	$301,306	$451,005	$227,942	$78,861	$186,661	$157,287

1.	Amount is less than $0.005.

2.	Returns for periods of less than one year are not annualized.

3.	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Six months ended December 31, 2013 (unaudited)	0.00%
Year ended June 30, 2013	0.00%
Year ended June 30, 2012	0.00%
Year ended June 30, 2011	0.02%
Year ended June 30, 2010	0.03%
Year ended June 30, 2009	0.06%

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Municipal Bond Fund	23

(For a share outstanding throughout each period)

	Six months ended December 31, 2013 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2013	2012	2011	2010	2009
Net asset value, beginning of period	$10.00	$10.24	$9.54	$9.51	$8.73	$9.21
Net investment income	0.20	0.30	0.40	0.42	0.41	0.47
Net realized and unrealized gains (losses) on investments	(0.18)	(0.08)	0.70	0.04	0.88	(0.48)

Total from investment operations	0.02	0.22	1.10	0.46	1.29	(0.01)
Distributions to shareholders from
Net investment income	(0.19)	(0.30)	(0.40)	(0.42)	(0.44)	(0.47)
Net realized gains	(0.07)	(0.16)	(0.00)[1]	(0.01)	(0.07)	0.00

Total distributions to shareholders	(0.26)	(0.46)	(0.40)	(0.43)	(0.51)	(0.47)
Net asset value, end of period	$9.76	$10.00	$10.24	$9.54	$9.51	$8.73
Total return[2]	0.26%	2.00%	11.76%	4.99%	14.73%	0.17%
Ratios to average net assets (annualized)
Gross expenses	0.47%[3]	0.47%[3]	0.47%[3]	0.50%[3]	0.50%[3]	0.51%[3]
Net expenses	0.47%[3]	0.47%[3]	0.47%[3]	0.49%[3]	0.50%[3]	0.42%[3]
Net investment income	3.95%	2.85%	4.15%	4.46%	4.42%	5.50%
Supplemental data
Portfolio turnover rate	25%	54%	63%	69%	84%	152%
Net assets, end of period (000s omitted)	$173,411	$143,062	$151,285	$427,525	$2,809	$10

1.	Amount is less than $0.005.

2.	Returns for periods of less than one year are not annualized.

3.	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Six months ended December 31, 2013 (unaudited)	0.00%
Year ended June 30, 2013	0.00%
Year ended June 30, 2012	0.00%
Year ended June 30, 2011	0.02%
Year ended June 30, 2010	0.03%
Year ended June 30, 2009	0.06%

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2013 (unaudited)	Year ended June 30
INVESTOR CLASS		2013	2012	2011	2010	2009
Net asset value, beginning of period	$10.00	$10.23	$9.53	$9.51	$8.74	$9.21
Net investment income	0.18	0.26	0.37	0.39	0.41	0.44
Net realized and unrealized gains (losses) on investments	(0.17)	(0.07)	0.70	0.03	0.84	(0.47)

Total from investment operations	0.01	0.19	1.07	0.42	1.25	(0.03)
Distributions to shareholders from
Net investment income	(0.18)	(0.26)	(0.37)	(0.39)	(0.41)	(0.44)
Net realized gains	(0.07)	(0.16)	(0.00)[1]	(0.01)	(0.07)	0.00

Total distributions to shareholders	(0.25)	(0.42)	(0.37)	(0.40)	(0.48)	(0.44)
Net asset value, end of period	$9.76	$10.00	$10.23	$9.53	$9.51	$8.74
Total return[2]	0.10%	1.77%	11.42%	4.56%	14.23%	(0.09)%
Ratios to average net assets (annualized)
Gross expenses	0.83%[3]	0.83%[3]	0.84%[3]	0.86%[3]	0.91%[3]	0.94%[3]
Net expenses	0.78%[3]	0.78%[3]	0.78%[3]	0.80%[3]	0.80%[3]	0.80%[3]
Net investment income	3.60%	2.53%	3.64%	4.13%	4.35%	5.12%
Supplemental data
Portfolio turnover rate	25%	54%	63%	69%	84%	152%
Net assets, end of period (000s omitted)	$487,644	$583,925	$538,857	$334,987	$330,799	$249,015

1	Amount is less than $0.005.

2	Returns for periods of less than one year are not annualized.

3	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Six months ended December 31, 2013 (unaudited)	0.00%
Year ended June 30, 2013	0.00%
Year ended June 30, 2012	0.00%
Year ended June 30, 2011	0.02%
Year ended June 30, 2010	0.03%
Year ended June 30, 2009	0.06%

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Municipal Bond Fund	25

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

26	Wells Fargo Advantage Municipal Bond Fund	Notes to financial statements (unaudited)

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred back to the Fund, thereby collapsing the TOB Trust. The Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Portfolio of Investments, and by recording the Floating-Rate Notes as a liability in the Statement of Assets and Liabilities. The Fund also records the interest paid on Floating-Rate Notes as interest expense. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of June 30, 2013, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

				No expiration
2016	2017	2018	2019	Long-term
$17,773,938	$5,924,646	$5,924,646	$130,027	$457,289

Notes to financial statements (unaudited)	Wells Fargo Advantage Municipal Bond Fund	27

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$2,691,498,460	$12,022,750	$2,703,521,210
Short-term investments
Investment companies	1,476,366	0	0	1,476,366
	$1,476,366	$2,691,498,460	$12,022,750	$2,704,997,576

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended December 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase. For the six months ended December 31, 2013, the advisory fee was equivalent to an annual rate of 0.31% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

28	Wells Fargo Advantage Municipal Bond Fund	Notes to financial statements (unaudited)

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.75% for Class A shares, 1.50% for Class B shares, 1.50% for Class C shares, 0.60% for Administrator Class shares, 0.48% for Institutional Class shares, and 0.78% for Investor Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended December 31, 2013, Wells Fargo Funds Distributor, LLC received $20,746 from the sale of Class A shares and $11 and $1,900 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2013 were $684,457,231 and $800,358,623, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended December 31, 2013, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio.

As of December 31, 2013, the Fund did not have any open futures contracts. The Fund had an average notional amount of $57,721 and $2,045,625 in long and short futures contracts during the six months ended December 31, 2013.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the appropriate financial statements.

7. BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the

Notes to financial statements (unaudited)	Wells Fargo Advantage Municipal Bond Fund	29

Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended December 31, 2013, the Fund paid $1,972 in commitment fees.

For the six months ended December 31, 2013, there were no borrowings by the Fund under the agreement.

During the six months ended December 31, 2013, the Fund participated in Inverse Floaters which are accounted for as a secured borrowing. At December 31, 2013, the value of Floating-Rate Notes outstanding and the related collateral were $5,025,000 and $11,458,508, respectively. During the six months ended December 31, 2013, the Fund held Floating-Rate Notes that had an average daily balance outstanding of $5,025,000 (on an annualized basis) and incurred interest and fee expense in the amount of $50,390.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

30	Wells Fargo Advantage Municipal Bond Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Municipal Bond Fund	31

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

32	Wells Fargo Advantage Municipal Bond Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Municipal Bond Fund	33

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

222107 02-14 SA253/SAR253 12-13

Wells Fargo Advantage

North Carolina Tax-Free Fund

Semi-Annual Report

December 31, 2013

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage North Carolina Tax-Free Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The past last six months were marked by modest U.S. economic growth and accommodative central bank policies.

Dear Valued Shareholder:

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage North Carolina Tax-Free Fund for the six-month period that ended December 31, 2013. The last six months were marked by modest U.S. economic growth and accommodative central bank policies. Ten-year municipal bond yields traded in a range between 2.5% and 3.0% during the second half of 2013 after longer-term interest rates increased sharply in May and June 2013. Municipal bond returns, as measured by the Barclays Municipal Bond Index1, gained 0.14% for the six-month period that ended December 31, 2013.

Ten-year municipal bond yields averaged 2.7% during the second half of 2013.

Interest rates largely reflected both current Federal Reserve (Fed) policy and investor anticipation of the Fed’s future moves. Throughout the reporting period, the Federal Open Market Committee (FOMC)—the Fed’s monetary policymaking body—kept its key interest rate near zero in order to support the economy and the financial system. The FOMC also purchased mortgage-backed securities to support the housing market and long-term U.S. Treasuries to keep interest rates low. In mid-December, however, the FOMC conveyed confidence in the strength of the economy by announcing it would begin tapering its bond-buying program in January 2014.

Municipal yields reflected the broader U.S. interest-rate environment. At the front end of the yield curve, municipal bond yields were extremely low because of the Fed’s zero interest-rate policy. Longer-term yields were higher than short-term yields, and the yield curve remained steep. The good news from a bond investor’s perspective was that longer-term yield increases were more modest in the second half of the year than they were in the first half. Over the six-month period, five-year municipal bonds returned 1.72%—the best-performing maturity bucket—while the long-term municipal bonds returned -2.02, the worst-performing maturity bucket.

Higher interest rates and credit concerns kept investors wary of tax-exempt investments.

Negative credit news added to investor skittishness with the asset class. The city of Detroit filed for bankruptcy on July 18, 2013. In December 2013, Detroit was judged eligible for bankruptcy and may now restructure $18 billion of debt and trim pension benefits under Chapter 9 protection. Puerto Rico debt remained under pressure during the reporting period, with rating agencies threatening to downgrade the commonwealth’s rating to junk status amid its well-known financial woes. In February 2014, after the close of the reporting period, Standard & Poor’s, Moody’s and Fitch downgraded Puerto Rico’s rating to junk status. At the end of the reporting period, credit spreads remained attractive on a historical basis, with the difference between BBB-rated and AAA-rated2 bonds greater than its average over the past 20 years.

Higher interest rates, high-profile negative credit news, and the resulting volatile bond returns created the perfect storm that diminished investor demand for tax-exempt bonds. Record municipal bond mutual fund outflows totaled just over $48 billion during the last six months of 2013. Higher individual tax rates in 2013 (the top rate is 39.6%) and now higher yield levels may counter this trend, but that remains to be seen.

1.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

2.	The ratings indicated are from Standard & Poor’s. Credit-quality ratings apply to the underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds on a scale of AAA (highest) to D (lowest). Credit quality and credit quality ratings are subject to change.

Letter to shareholders (unaudited)	Wells Fargo Advantage North Carolina Tax-Free Fund	3

Sources of positive news included economic growth, pension reform, and less supply.

Despite the unusual yet well-known credit events that garnered headlines, broader and sustainable improvements to municipal credit took place amid less fanfare. For example, economic growth continued to build, the number of jobs increased, and the economy seemed to shrug off uncertainties over the federal budget and debt limit. This economic growth helped municipal budgets, as evidenced by state tax revenues having risen on a year-over-year basis for 14 consecutive quarters. Good news on the pension front came from Illinois, where its legislature showed a willingness to fix its financial problems, which included voting for a number of pension reforms. Another positive for the municipal market was that the supply of municipal new issues declined. New bond deals were postponed amid market volatility and higher interest rates in the second half of 2013. Higher rates also took away the economic reason for refunding outstanding municipal bonds.

Don’t let short-term uncertainty derail long-term investment goals.

While periods of uncertainty can present challenges, they can also create opportunities, and experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite the unusual yet well-known credit events that garnered headlines, broader and sustainable improvements to municipal credit took place amid less fanfare.

4	Wells Fargo Advantage North Carolina Tax-Free Fund	Letter to shareholders (unaudited)

Notice to shareholders

The Fund and Funds Management, LLC (“Funds Management”) have received an exemptive order from the SEC that permits Funds Management, subject to the approval of the Board of Trustees of the Fund, to select or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (“Multi-manager Structure”). The Multi-manager Structure applies to subadvisers that are not affiliated with Funds Management or the Fund, except to the extent that affiliation arises solely because such subadvisers provide sub-advisory services to the Fund (“Non-affiliated Subadvisers”), as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Funds Management or of another company that, indirectly or directly, wholly owns Funds Management (“Wholly-owned Subadvisers”).

Pursuant to the SEC order, Funds Management, with the approval of the Board of Trustees, has the discretion to terminate any subadvisers and allocate and reallocate the Fund’s assets among any other Non-affiliated Subadvisers or Wholly-owned Subadvisers. Funds Management, subject to oversight and supervision by the Board of Trustees, has responsibility to continue to oversee any subadvisers to the Fund and to recommend, for approval by the Board of Trustees, the hiring, termination and replacement of subadvisers for the Fund. In the event that a new subadviser is hired pursuant to the Multi-manager Structure, the Fund is required to provide notice to shareholders within 90 days.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

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6	Wells Fargo Advantage North Carolina Tax-Free Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax and North Carolina individual income tax.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Bruce R. Johns

Robert J. Miller

Average annual total returns1 (%) as of December 31, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (ENCMX)	1-11-1993	(6.55)	4.70	2.71	(2.19)	5.68	3.19	0.91	0.85
Class C (ENCCX)	3-27-2002	(3.82)	4.91	2.44	(2.82)	4.91	2.44	1.66	1.60
Institutional Class (ENCYX)	2-28-1994	–	–	–	(1.78)	6.01	3.49	0.58	0.54
Barclays Municipal Bond Index[4]	–	–	–	–	(2.55)	5.89	4.29	–	–
Barclays North Carolina Municipal Bond Index[5]	–	–	–	–	(2.21)	5.21	4.25	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to North Carolina municipal securities risk, high-yield securities risk, and non-diversification risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Advantage North Carolina Tax-Free Fund	7

Credit quality[6] as of December 31, 2013

Effective maturity distribution[7] as of December 31, 2013

1.	Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen North Carolina Municipal Bond Fund.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through October 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

5.	The Barclays North Carolina Municipal Bond Index is the North Carolina component of the Barclays Municipal Bond Index. You cannot invest directly in an index.

6.	The credit quality of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds on a scale of AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds on a scale of Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds on a scale of AAA (highest) to D (lowest). Credit quality, and credit quality ratings, are subject to change.

7.	Effective maturity is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

8	Wells Fargo Advantage North Carolina Tax-Free Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2013 to December 31, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2013	Ending account value 12-31-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,002.71	$4.29	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33	0.85%
Class C
Actual	$1,000.00	$999.94	$8.07	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.14	$8.13	1.60%
Institutional Class
Actual	$1,000.00	$1,005.28	$2.73	0.54%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.48	$2.75	0.54%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage North Carolina Tax-Free Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 98.58%

Guam: 4.03%
Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00%	1-1-2031	$1,000,000	$1,003,930
Guam Government Hotel Occupancy Series A (Tax Revenue)	6.00	11-1-2026	2,000,000	2,163,620
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.25	7-1-2023	1,000,000	1,057,060
				4,224,610

North Carolina: 81.14%
Cape Fear NC Public Utility Authority (Water & Sewer Revenue)	5.00	8-1-2035	3,000,000	3,088,140
Charlotte NC Airport Series A (Airport Revenue)	5.50	7-1-2034	2,500,000	2,683,200
Charlotte NC AMT Series B (Airport Revenue)	5.00	7-1-2020	1,480,000	1,668,567
Charlotte NC AMT Series B (Airport Revenue)	5.50	7-1-2024	810,000	884,034
Charlotte NC COP Series E (Miscellaneous Revenue)	5.00	6-1-2023	3,650,000	4,000,145
Charlotte NC COP Series A (Miscellaneous Revenue)	5.00	12-1-2026	1,160,000	1,267,486
Charlotte NC Douglas Airport Series A (Airport Revenue)	5.00	7-1-2025	1,645,000	1,798,051
Charlotte-Mecklenburg NC Hospital Authority (Health Revenue)	5.00	1-15-2027	1,885,000	1,977,233
Columbus County NC Industrial Facilities & Pollution Control Financing Authority Series A (IDR)	5.85	12-1-2020	3,450,000	3,450,069
Cumberland County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	11-1-2025	1,000,000	1,114,620
Cumberland County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	11-1-2026	1,000,000	1,106,380
Dare County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	6-1-2021	850,000	982,362
Dare County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	6-1-2022	610,000	702,561
Dare County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	6-1-2023	270,000	306,161
Fayetteville NC Public Work Commission Series B (Utilities Revenue)	5.00	3-1-2023	600,000	677,538
Forsyth County NC Public Facilities & Equipment Project (Miscellaneous Revenue)	5.00	10-1-2017	2,000,000	2,188,720
Johnston NC Memorial Hospital Authority (Health Revenue, AGM/FHA Insured)	5.25	10-1-2036	1,960,000	1,988,126
Mecklenburg County NC Public Facilities Corporation (Miscellaneous Revenue)	5.00	3-1-2022	1,035,000	1,162,967
New Hanover County NC New Hanover Regional Medical Center (Health Revenue)	5.00	10-1-2026	1,000,000	1,055,210
New Hanover County NC New Hanover Regional Medical Center (Health Revenue)	5.00	10-1-2028	3,000,000	3,126,930
New Hanover County NC New Hanover Regional Medical Center (Health Revenue, AGM Insured)	5.13	10-1-2031	1,800,000	1,852,632
North Carolina Capital Improvement Limited Series A (Miscellaneous Revenue)	5.00	5-1-2026	3,000,000	3,396,900
North Carolina Grant Anticipation Notes Capital Improvement (Miscellaneous Revenue) ±	4.00	3-1-2023	1,000,000	1,086,150
North Carolina Grant Anticipation Notes Department of State Treasury (Miscellaneous Revenue)	5.00	3-1-2021	1,700,000	1,932,271
North Carolina HFA Series 25-A (Housing Revenue) ±	4.65	7-1-2021	2,475,000	2,616,422
North Carolina HFA Series B (Housing Revenue)	4.25	1-1-2028	4,695,000	4,926,980
North Carolina Medical Care Commission Baptist Hospital Project (Health Revenue)	5.25	6-1-2029	2,000,000	2,088,380
North Carolina Medical Care Commission Health Care Facilities (Health Revenue)	5.00	1-1-2018	500,000	578,445
North Carolina Medical Care Commission Health Care Facilities University Health System Series D (Health Revenue)	6.25	12-1-2033	1,500,000	1,670,040
North Carolina Medical Care Commission Hugh Chatam Memorial Hospital Project (Health Revenue, Radian Insured)	5.50	10-1-2020	1,095,000	1,095,843
North Carolina Medical Care Commission Presbyterian Homes Project (Health Revenue)	5.40	10-1-2027	1,000,000	953,250
North Carolina Medical Care Commission Presbyterian Homes Project (Health Revenue)	5.50	10-1-2031	2,000,000	1,850,380
North Carolina Medical Care Commission Presbyterian Homes Project (Health Revenue)	5.60	10-1-2036	1,500,000	1,365,405
North Carolina Medical Care Commission Southeastern Regional Medical Center (Health Revenue)	5.00	6-1-2026	385,000	402,837
North Carolina Medical Care Commission Southeastern Regional Medical Center (Health Revenue)	5.00	6-1-2032	500,000	499,380
North Carolina Medical Care Commission Stanley Memorial Hospital Project (Health Revenue)	5.00	7-1-2033	1,000,000	967,350

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage North Carolina Tax-Free Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

North Carolina (continued)
North Carolina Medical Care Commission Stanley Memorial Hospital Project (Health Revenue, Ambac Insured)	5.38%	10-1-2014	$870,000	$872,358
North Carolina Medical Care Commission Wake Forest Baptist Medical Center (Health Revenue)	5.00	12-1-2022	1,925,000	2,159,619
North Carolina Municipal Power Agency #1 Catawba Nuclear Power Project Series A (Utilities Revenue)	5.00	1-1-2021	2,720,000	3,075,667
North Carolina Municipal Power Agency #1 Catawba Nuclear Power Project Series A (Utilities Revenue)	5.00	1-1-2030	1,550,000	1,621,052
North Carolina Port Authority Series B (Airport Revenue)	5.00	2-1-2025	3,540,000	3,785,003
North Carolina Raleigh-Durham Airport Authority Series B-1 (Airport Revenue)	5.00	11-1-2028	1,500,000	1,602,270
Orange County NC Public Facilities Company Limited Obligation (Miscellaneous Revenue)	5.00	10-1-2026	1,000,000	1,086,320
Raleigh NC Enterprise System Series A (Water & Sewer Revenue)	5.00	3-1-2036	1,835,000	2,016,225
Raleigh NC Enterprise System Series A (Water & Sewer Revenue)	5.00	3-1-2036	2,465,000	2,595,719
University of North Carolina Wilmington Student Housing Project COP (Miscellaneous Revenue, National Insured)	5.00	6-1-2022	1,000,000	1,039,530
Wilmington NC COP (Miscellaneous Revenue)	5.00	6-1-2029	2,580,000	2,701,699
				85,066,627

Puerto Rico: 2.12%
Puerto Rico Industrial Tourist Educational University Sacred Heart Project (Education Revenue)	4.00	10-1-2025	955,000	715,343
Puerto Rico Municipal Finance Agency Series A (Miscellaneous Revenue, AGM Insured)	5.25	8-1-2014	1,500,000	1,506,000
				2,221,343

Tennessee: 3.07%
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2026	1,020,000	1,064,227
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2021	2,000,000	2,156,820
				3,221,047

Virgin Islands: 7.26%
Virgin Islands PFA (Miscellaneous Revenue)	6.75	10-1-2019	3,500,000	3,857,525
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (Miscellaneous Revenue)	5.00	10-1-2024	1,000,000	1,053,520
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series 2010A (Miscellaneous Revenue)	6.75	10-1-2037	2,500,000	2,702,050
				7,613,095

Wisconsin: 0.96%
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	6.75	8-1-2033	1,000,000	1,000,269

Total Municipal Obligations (Cost $99,685,868)				103,346,991

	Yield		Shares
Short-Term Investments: 0.44%

Investment Companies: 0.44%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)	0.01		459,279	459,279

Total Short-Term Investments (Cost $459,279)				459,279

Total investments in securities
(Cost $100,145,147) *	99.02%	103,806,270
Other assets and liabilities, net	0.98	1,031,046

Total net assets	100.00%	$104,837,316

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage North Carolina Tax-Free Fund	11

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $100,145,147 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,366,048
Gross unrealized depreciation	(704,925)

Net unrealized appreciation	$3,661,123

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage North Carolina Tax-Free Fund	Statement of assets and liabilities—December 31, 2013 (unaudited)

Assets
Investments
In unaffiliated securities, at value (see cost below)	$103,346,991
In affiliated securities, at value (see cost below)	459,279

Total investments, at value (see cost below)	103,806,270
Receivable for investments sold	155,000
Receivable for Fund shares sold	14,603
Receivable for interest	1,460,933
Prepaid expenses and other assets	31,360

Total assets	105,468,166

Liabilities
Dividends payable	187,774
Payable for Fund shares redeemed	334,498
Advisory fee payable	24,385
Distribution fees payable	2,792
Due to other related parties	15,104
Accrued expenses and other liabilities	66,297

Total liabilities	630,850

Total net assets	$104,837,316

NET ASSETS CONSIST OF
Paid-in capital	$112,367,832
Overdistributed net investment income	(57,702)
Accumulated net realized losses on investments	(11,133,937)
Net unrealized gains on investments	3,661,123

Total net assets	$104,837,316

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$37,563,593
Shares outstanding – Class A	3,777,140
Net asset value per share – Class A	$9.94
Maximum offering price per share – Class A2	$10.41
Net assets – Class C	$4,203,969
Shares outstanding – Class C	422,673
Net asset value per share – Class C	$9.95
Net assets – Institutional Class	$63,069,754
Shares outstanding – Institutional Class	6,341,524
Net asset value per share – Institutional Class	$9.95

Investments in unaffiliated securities, at cost	$99,685,868

Investments in affiliated securities, at cost	$459,279

Total investments, at cost	$100,145,147

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended December 31, 2013 (unaudited)	Wells Fargo Advantage North Carolina Tax-Free Fund	13

Investment income
Interest	$2,387,158
Income from affiliated securities	106

Total investment income	2,387,264

Expenses
Advisory fee	200,819
Administration fees
Fund level	28,688
Class A	32,340
Class C	3,684
Institutional Class	27,890
Shareholder servicing fees
Class A	50,531
Class C	5,756
Distribution fees
Class C	17,267
Custody and accounting fees	5,920
Professional fees	23,706
Registration fees	20,327
Shareholder report expenses	12,153
Trustees’ fees and expenses	6,205
Other fees and expenses	5,133

Total expenses	440,419
Less: Fee waivers and/or expense reimbursements	(43,521)

Net expenses	396,898

Net investment income	1,990,366

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments	(418,416)
Net change in unrealized gains (losses) on investments	(1,218,669)

Net realized and unrealized gains (losses) on investments	(1,637,085)

Net increase in net assets resulting from operations	$353,281

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage North Carolina Tax-Free Fund	Statement of changes in net assets

	Six months ended December 31, 2013 (unaudited)		Year ended June 30, 2013

Operations
Net investment income		$1,990,366		$4,291,178
Net realized gains (losses) on investments		(418,416)		1,282,665
Net change in unrealized gains (losses) on investments		(1,218,669)		(4,370,018)

Net increase in net assets resulting from operations		353,281		1,203,825

Distributions to shareholders from
Net investment income
Class A		(670,184)		(1,350,775)
Class C		(58,871)		(125,879)
Institutional Class		(1,259,564)		(2,814,564)

Total distributions to shareholders		(1,988,619)		(4,291,218)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	103,416	1,032,295	319,040	3,353,030
Class C	16,813	167,757	65,488	688,067
Institutional Class	131,903	1,309,974	645,930	6,774,062

		2,510,026		10,815,159

Reinvestment of distributions
Class A	59,830	595,941	111,583	1,168,157
Class C	5,151	51,303	10,981	114,998
Institutional Class	19,834	197,573	35,030	366,702

		844,817		1,649,857

Payment for shares redeemed
Class A	(540,883)	(5,388,129)	(540,623)	(5,638,183)
Class C	(111,561)	(1,106,696)	(98,421)	(1,027,340)
Institutional Class	(1,540,838)	(15,356,538)	(1,699,337)	(17,786,772)

		(21,851,363)		(24,452,295)

Net decrease in net assets resulting from capital share transactions		(18,496,520)		(11,987,279)

Total decrease in net assets		(20,131,858)		(15,074,672)

Net assets
Beginning of period		124,969,174		140,043,846

End of period		$104,837,316		$124,969,174

Overdistributed net investment income		$(57,702)		$(59,449)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage North Carolina Tax-Free Fund	15

(For a share outstanding throughout each period)

	Six months ended December 31, 2013 (unaudited)	Year ended June 30			Year ended August 31
CLASS A		2013	2012	2011[1]	2010[2]	2009[2]	2008[2]
Net asset value, beginning of period	$10.08	$10.34	$9.71	$10.12	$9.64	$9.80	$10.00
Net investment income	0.17	0.32	0.34	0.30	0.39 [3]	0.39	0.39
Net realized and unrealized gains (losses) on investments	(0.14)	(0.26)	0.63	(0.41)	0.49	(0.15)	(0.20)

Total from investment operations	0.03	0.06	0.97	(0.11)	0.88	0.24	0.19
Distributions to shareholders from
Net investment income	(0.17)	(0.32)	(0.34)	(0.30)	(0.40)	(0.40)	(0.39)
Net asset value, end of period	$9.94	$10.08	$10.34	$9.71	$10.12	$9.64	$9.80
Total return[4]	0.27%	0.51%	10.09%	(1.05)%	9.38%	2.63%	1.90%
Ratios to average net assets (annualized)
Gross expenses	0.94%	0.91%	0.90%	0.91%	0.90%	0.87%	0.92%[5]
Net expenses	0.85%	0.85%	0.85%	0.85%	0.88%	0.87%	0.89%[5]
Net investment income	3.32%	3.06%	3.34%	3.72%	4.03%	4.22%	3.88%
Supplemental data
Portfolio turnover rate	10%	15%	48%	44%	63%	48%	78%
Net assets, end of period (000s omitted)	$37,564	$41,879	$44,082	$47,954	$56,508	$51,028	$54,680

1.	For the ten months ended June 30, 2011. The Fund changed its fiscal year end from August 31 to June 30, effective June 30, 2011.

2.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen North Carolina Municipal Bond Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class A of Evergreen North Carolina Municipal Bond Fund.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

5.	Ratios include interest and fee expense relating to inverse floating-rate obligations of 0.05%.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage North Carolina Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2013 (unaudited)	Year ended June 30			Year ended August 31
CLASS C		2013	2012	2011[1]	2010[2]	2009[2]	2008[2]
Net asset value, beginning of period	$10.08	$10.34	$9.71	$10.12	$9.64	$9.80	$10.00
Net investment income	0.13	0.24	0.26	0.24	0.32 [3]	0.32	0.31
Net realized and unrealized gains (losses) on investments	(0.13)	(0.26)	0.63	(0.41)	0.49	(0.15)	(0.20)

Total from investment operations	0.00	(0.02)	0.89	(0.17)	0.81	0.17	0.11
Distributions to shareholders from
Net investment income	(0.13)	(0.24)	(0.26)	(0.24)	(0.33)	(0.33)	(0.31)
Net asset value, end of period	$9.95	$10.08	$10.34	$9.71	$10.12	$9.64	$9.80
Total return[4]	(0.01)%	(0.24)%	9.27%	(1.66)%	8.57%	1.87%	1.13%
Ratios to average net assets (annualized)
Gross expenses	1.69%	1.66%	1.65%	1.66%	1.65%	1.62%	1.64%[5]
Net expenses	1.60%	1.60%	1.60%	1.60%	1.63%	1.62%	1.64%[5]
Net investment income	2.56%	2.31%	2.59%	2.96%	3.26%	3.47%	3.12%
Supplemental data
Portfolio turnover rate	10%	15%	48%	44%	63%	48%	78%
Net assets, end of period (000s omitted)	$4,204	$5,164	$5,523	$5,789	$7,671	$4,805	$5,239

1.	For the ten months ended June 30, 2011. The Fund changed its fiscal year end from August 31 to June 30, effective June 30, 2011.

2.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen North Carolina Municipal Bond Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class C of Evergreen North Carolina Municipal Bond Fund.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

5.	Ratios include interest and fee expense relating to inverse floating-rate obligations of 0.05%.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage North Carolina Tax-Free Fund	17

(For a share outstanding throughout each period)

	Six months ended December 31, 2013 (unaudited)	Year ended June 30			Year ended August 31
INSTITUTIONAL CLASS		2013	2012	2011[1]	2010[2]	2009[2]	2008[2]
Net asset value, beginning of period	$10.08	$10.34	$9.71	$10.12	$9.64	$9.80	$10.00
Net investment income	0.18	0.35	0.37	0.32	0.42 [3]	0.42	0.41
Net realized and unrealized gains (losses) on investments	(0.13)	(0.26)	0.63	(0.41)	0.49	(0.16)	(0.20)

Total from investment operations	0.05	0.09	1.00	(0.09)	0.91	0.26	0.21
Distributions to shareholders from
Net investment income	(0.18)	(0.35)	(0.37)	(0.32)	(0.43)	(0.42)	(0.41)
Net asset value, end of period	$9.95	$10.08	$10.34	$9.71	$10.12	$9.64	$9.80
Total return[4]	0.53%	0.82%	10.43%	(0.79)%	9.66%	2.89%	2.15%
Ratios to average net assets (annualized)
Gross expenses	0.61%	0.58%	0.57%	0.58%	0.64%	0.62%	0.64%[5]
Net expenses	0.54%	0.54%	0.54%	0.54%	0.63%	0.62%	0.64%[5]
Net investment income	3.62%	3.37%	3.65%	4.02%	4.29%	4.47%	4.12%
Supplemental data
Portfolio turnover rate	10%	15%	48%	44%	63%	48%	78%
Net assets, end of period (000s omitted)	$63,070	$77,926	$90,439	$107,972	$150,184	$153,115	$275,112

1.	For the ten months ended June 30, 2011. The Fund changed its fiscal year end from August 31 to June 30, effective June 30, 2011.

2.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen North Carolina Municipal Bond Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class I of Evergreen North Carolina Municipal Bond Fund.

3.	Calculated based upon average shares outstanding

4.	Returns for periods of less than one year are not annualized.

5.	Ratios include interest and fee expense relating to inverse floating-rate obligations of 0.05%.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage North Carolina Tax-Free Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage North Carolina Tax-Free Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Notes to financial statements (unaudited)	Wells Fargo Advantage North Carolina Tax-Free Fund	19

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of June 30, 2013, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $10,715,522 with $7,092,084 expiring in 2017 and $3,623,438 expiring in 2018.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

20	Wells Fargo Advantage North Carolina Tax-Free Fund	Notes to financial statements (unaudited)

As of December 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$103,346,991	$0	$103,346,991
Short-term investments
Investment companies	459,279	0	0	459,279
	$459,279	$103,346,991	$0	$103,806,270

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended December 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase. For the six months ended December 31, 2013, the advisory fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.16%
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.85% for Class A shares, 1.60% for Class C shares, and 0.54% for Institutional Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

For the six months ended December 31, 2013, Wells Fargo Funds Distributor, LLC received $645 from the sale of Class A shares.

Notes to financial statements (unaudited)	Wells Fargo Advantage North Carolina Tax-Free Fund	21

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2013 were $10,690,001 and $15,553,321, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended December 31, 2013, the Fund paid $78 in commitment fees.

For the six months ended December 31, 2013, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

22	Wells Fargo Advantage North Carolina Tax-Free Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage North Carolina Tax-Free Fund	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

24	Wells Fargo Advantage North Carolina Tax-Free Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[2] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage North Carolina Tax-Free Fund	25

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

222108 02-14 SA254/SAR254 12-13

Wells Fargo Advantage

Pennsylvania Tax-Free Fund

Semi-Annual Report

December 31, 2013

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Pennsylvania Tax-Free Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The last six months were marked by modest U.S. economic growth and accommodative central bank policies.

Dear Valued Shareholder:

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage Pennsylvania Tax-Free Fund for the six-month period that ended December 31, 2013. The last six months were marked by modest U.S. economic growth and accommodative central bank policies. Ten-year municipal bond yields traded in a range between 2.5% and 3.0% during the second half of 2013 after longer-term interest rates increased sharply in May and June 2013. Municipal bond returns, as measured by the Barclays Municipal Bond Index1, gained 0.14% for the six-month period that ended December 31, 2013.

Ten-year municipal bond yields averaged 2.7% during the second half of 2013.

Interest rates largely reflected both current Federal Reserve (Fed) policy and investor anticipation of the Fed’s future moves. Throughout the reporting period, the Federal Open Market Committee (FOMC)—the Fed’s monetary policymaking body—kept its key interest rate near zero in order to support the economy and the financial system. The FOMC also purchased mortgage-backed securities to support the housing market and long-term U.S. Treasuries to keep interest rates low. In mid-December, however, the FOMC conveyed confidence in the strength of the economy by announcing it would begin tapering its bond-buying program in January 2014.

Municipal yields reflected the broader U.S. interest-rate environment. At the front end of the yield curve, municipal bond yields were extremely low because of the Fed’s zero interest-rate policy. Longer-term yields were higher than short-term yields, and the yield curve remained steep. The good news from a bond investor’s perspective was that longer-term yield increases were more modest in the second half of the year than they were in the first half. Over the six-month period, five-year municipal bonds returned 1.72%—the best-performing maturity bucket—while the long-term municipal bonds returned -2.02%, the worst-performing maturity bucket.

Higher interest rates and credit concerns kept investors wary of tax-exempt investments.

Negative credit news added to investor skittishness with the asset class. The city of Detroit filed for bankruptcy on July 18, 2013. In December 2013, Detroit was judged eligible for bankruptcy and may now restructure $18 billion of debt and trim pension benefits under Chapter 9 protection. Puerto Rico debt remained under pressure during the reporting period, with rating agencies threatening to downgrade the commonwealth’s rating to junk status amid its well-known financial woes. In February 2014, after the close of the reporting period, Standard & Poor’s , Moody’s and Fitch downgraded Puerto Rico’s rating to junk status. At the end of the reporting period, credit spreads remained attractive on a historical basis, with the difference between BBB-rated and AAA-rated2 bonds greater than its average over the past 20 years.

Higher interest rates, high-profile negative credit news, and the resulting volatile bond returns created the perfect storm that diminished investor demand for tax-exempt bonds. Record municipal bond mutual fund outflows totaled just over $48 billion during the last six months of 2013. Higher individual tax rates in 2013 (the top rate is 39.6%) and now higher yield levels may counter this trend, but that remains to be seen.

1.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

2.	The ratings indicated are from Standard & Poor’s. Credit-quality ratings apply to the underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds on a scale of AAA (highest) to D (lowest). Credit quality and credit quality ratings are subject to change.

Letter to shareholders (unaudited)	Wells Fargo Advantage Pennsylvania Tax-Free Fund	3

Sources of positive news included economic growth, pension reform, and less supply.

Despite the unusual yet well-known credit events that garnered headlines, broader and sustainable improvements to municipal credit took place amid less fanfare. For example, economic growth continued to build, the number of jobs increased, and the economy seemed to shrug off uncertainties over the federal budget and debt limit. This economic growth helped municipal budgets, as evidenced by state tax revenues having risen on a year-over-year basis for 14 consecutive quarters. Good news on the pension front came from Illinois, where its legislature showed a willingness to fix its financial problems, which included voting for a number of pension reforms. Another positive for the municipal market was that the supply of municipal new issues declined. New bond deals were postponed amid market volatility and higher interest rates in the second half of 2013. Higher rates also took away the economic reason for refunding outstanding municipal bonds.

Don’t let short-term uncertainty derail long-term investment goals.

While periods of uncertainty can present challenges, they can also create opportunities, and experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite the unusual yet well-known credit events that garnered headlines, broader and sustainable improvements to municipal credit took place amid less fanfare.

4	Wells Fargo Advantage Pennsylvania Tax-Free Fund	Letter to shareholders (unaudited)

Notice to shareholders

The Fund and Funds Management, LLC (“Funds Management”) have received an exemptive order from the SEC that permits Funds Management, subject to the approval of the Board of Trustees of the Fund, to select or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (“Multi-manager Structure”). The Multi-manager Structure applies to subadvisers that are not affiliated with Funds Management or the Fund, except to the extent that affiliation arises solely because such subadvisers provide sub-advisory services to the Fund (“Non-affiliated Subadvisers”), as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Funds Management or of another company that, indirectly or directly, wholly owns Funds Management (“Wholly-owned Subadvisers”).

Pursuant to the SEC order, Funds Management, with the approval of the Board of Trustees, has the discretion to terminate any subadvisers and allocate and reallocate the Fund’s assets among any other Non-affiliated Subadvisers or Wholly-owned Subadvisers. Funds Management, subject to oversight and supervision by the Board of Trustees, has responsibility to continue to oversee any subadvisers to the Fund and to recommend, for approval by the Board of Trustees, the hiring, termination and replacement of subadvisers for the Fund. In the event that a new subadviser is hired pursuant to the Multi-manager Structure, the Fund is required to provide notice to shareholders within 90 days.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

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6	Wells Fargo Advantage Pennsylvania Tax-Free Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax and Pennsylvania individual income tax.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Bruce R. Johns

Robert J. Miller

Average annual total returns1 (%) as of December 31, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EKVAX)	12-27-1990	(6.48)	6.30	3.32	(2.06)	7.28	3.79	0.88	0.75
Class B (EKVBX)*	2-1-1993	(7.53)	6.17	3.27	(2.81)	6.49	3.27	1.63	1.50
Class C (EKVCX)	2-1-1993	(3.80)	6.48	3.04	(2.80)	6.48	3.04	1.63	1.50
Institutional Class (EKVYX)	11-24-1997	–	–	–	(1.81)	7.54	4.07	0.55	0.50
Barclays Municipal Bond Index[4]	–	–	–	–	(2.55)	5.89	4.29	–	–
Barclays Pennsylvania Municipal Bond Index[5]	–	–	–	–	(1.92)	5.76	4.41	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to Pennsylvania municipal securities risk, high-yield securities risk, and non-diversification risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Advantage Pennsylvania Tax-Free Fund	7

Credit quality[6] as of December 31, 2013	Effective maturity distribution[7] as of December 31, 2013

1.	Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen Pennsylvania Municipal Bond Fund.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through October 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.74% for Class A, 1.49% for Class B, 1.49% for Class C, and 0.49% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

5.	The Barclays Pennsylvania Municipal Bond Index is the Pennsylvania component of the Barclays Municipal Bond Index. You cannot invest directly in an index.

6.	The credit quality of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds on a scale of AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds on a scale of Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds on a scale of AAA (highest) to D (lowest). Credit quality, and credit quality ratings, are subject to change.

7.	Effective maturity is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

8	Wells Fargo Advantage Pennsylvania Tax-Free Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2013 to December 31, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2013	Ending account value 12-31-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,002.04	$3.78	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82	0.75%
Class B
Actual	$1,000.00	$998.21	$7.55	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.64	$7.63	1.50%
Class C
Actual	$1,000.00	$998.23	$7.55	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.64	$7.63	1.50%
Institutional Class
Actual	$1,000.00	$1,003.29	$2.52	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55	0.50%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Pennsylvania Tax-Free Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 98.04%

Florida: 0.58%
Jacksonville FL Economic Development AMT Metropolitan Parking Solutions Project (IDR, ACA Insured)	5.50%	10-1-2030	$1,000,000	$1,005,860

Guam: 0.59%
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.25	7-1-2025	1,000,000	1,025,950

Ohio: 1.15%
Ohio Water Development Authority Loan Fund Notes Series 2012-13 (Water & Sewer Revenue) ±	0.46	7-15-2035	2,000,000	2,000,040

Pennsylvania: 88.38%
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A (Health Revenue)	5.00	9-1-2018	1,000,000	1,153,870
Allegheny County PA Port Authority Refunding Transportation (Tax Revenue)	5.75	3-1-2029	3,000,000	3,283,080
Allegheny County PA Series C-65 (GO)	5.50	5-1-2024	4,675,000	5,215,196
Allegheny County PA Various Refunding Notes Series C-59B (GO, AGM Insured) ±	0.71	11-1-2026	1,000,000	864,470
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series A-3 (Health Revenue)	5.25	11-1-2024	225,000	250,317
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue) ±	1.56	11-1-2039	2,000,000	2,000,660
Bucks County PA IDA Lane Charter School Project Series A (Education Revenue) 144A	4.88	3-15-2027	1,700,000	1,593,444
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	5.65	12-15-2017	490,000	515,127
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	6.25	12-15-2027	2,370,000	2,399,625
Chester County PA IDA Collegium Charter School Project (Education Revenue)	5.00	10-15-2022	1,695,000	1,653,693
Chester County PA IDA University Student Housing LLC Project Series A (Housing Revenue)	5.00	8-1-2030	555,000	522,732
Chester County PA IDA Virginia Beach Renaissance Academy Project Series A (Education Revenue)	5.63	10-1-2015	910,000	910,082
Commonwealth of PA Financing Authority Series B (Water & Sewer Revenue)	5.00	6-1-2026	1,000,000	1,074,600
Cumberland County PA Municipal Authority Diakon Lutheran Ministries Project (Health Revenue)	5.00	1-1-2036	5,000,000	4,756,650
Cumberland County PA Municipal Authority Dickinson College Series HH1 (Education Revenue)	5.00	11-1-2039	1,200,000	1,224,240
Dauphin County PA (GO, Syncora Guarantee Incorporated Insured)	5.00	11-15-2022	1,000,000	1,091,150
Dauphin County PA General Authority Office & Parking Riverfront Office Project (Miscellaneous Revenue)	6.00	1-1-2025	3,320,000	3,291,315
Delaware County PA IDA Chester Community Charter School Series A (Education Revenue)	5.00	8-15-2020	1,795,000	1,711,156
Delaware County PA Voctech School Authority (Lease Revenue)	5.25	11-1-2033	1,000,000	1,040,450
Delaware Valley PA Regional Financial Authority Series A (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2028	4,390,000	4,591,940
Delaware Valley PA Regional Financial Authority Series B (Miscellaneous Revenue, Ambac Insured)	5.60	7-1-2017	2,000,000	2,227,140
General Authority of South Central Pennsylvania Association of Independent Colleges & Universities (Education Revenue)	6.00	11-1-2031	2,500,000	2,736,750
Kiski PA Area School District (Miscellaneous Revenue, AGM Insured)	4.00	3-1-2023	1,240,000	1,286,252
Lebanon County PA Health Facilities Authority Pleasant View Retirement Series A (Health Revenue)	5.00	12-15-2014	1,130,000	1,147,481
Lebanon County PA Health Facilities Authority Pleasant View Retirement Series A (Health Revenue)	5.00	12-15-2015	1,085,000	1,099,018

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Pennsylvania Tax-Free Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Lehigh County PA General Purpose Authority Lehigh Valley Hospital Incorporated Series A (Health Revenue, National/FHA Insured)	7.00%	7-1-2016	$1,215,000	$1,314,934
Lehigh County PA General Purpose Authority Water & Sewer CAB Allentown Project (Water & Sewer Revenue) ¤	0.00	12-1-2030	2,000,000	754,060
Lycoming County PA College Authority (Education Revenue)	5.50	7-1-2026	3,000,000	3,286,110
McKeesport PA Municipal Authority (Water & Sewer Revenue, AGM Insured)	5.50	12-15-2027	2,405,000	2,623,182
Monroe County PA Hospital Authority Pocono Medical Center Series A (Health Revenue)	5.00	1-1-2027	840,000	860,580
Monroe County PA Hospital Authority Pocono Medical Center Series A (Health Revenue)	5.00	1-1-2032	880,000	867,680
Montgomery County PA HEFA Arcadia University (Education Revenue, Radian Insured)	5.00	4-1-2027	3,760,000	3,691,869
Montgomery County PA Higher Education & Health Authority Abington Memorial Hospital Project (Health Revenue)	5.00	6-1-2031	2,000,000	2,002,640
Montgomery County PA IDA Acts Retirement Community Series B (Health Revenue)	5.00	11-15-2022	6,000,000	6,157,740
Montgomery County PA IDA Jefferson Health System Series A (Health Revenue)	5.00	10-1-2027	1,000,000	1,064,560
Montgomery County PA IDA New Regional Medical Center Project (Health Revenue, FHA Insured)	5.00	8-1-2020	985,000	1,113,749
Northampton County PA St. Luke’s Hospital of Bethlehem Series A (Health Revenue)	5.00	8-15-2033	1,500,000	1,429,590
Octorara PA School District (GO, AGM Insured)	4.25	6-1-2023	2,105,000	2,230,858
Pennsylvania EDFA Dr. Gertrude A. Barber Center (Health Revenue, Radian Insured)	5.90	12-1-2030	1,355,000	1,355,176
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project (Resource Recovery Revenue)	5.13	12-1-2015	550,000	545,710
Pennsylvania Financing Authority Pennsylvania Hills Project Series B (Miscellaneous Revenue, National Insured) ¤	0.00	12-1-2022	1,200,000	814,020
Pennsylvania Financing Authority Pennsylvania Hills Project Series B (Miscellaneous Revenue, National Insured) ¤	0.00	12-1-2023	3,790,000	2,392,627
Pennsylvania HEFAR Association of Independent Colleges & University Series FF2 (Education Revenue, Radian Insured)	5.00	12-15-2024	3,070,000	3,103,095
Pennsylvania HEFAR La Salle University Series A (Education Revenue)	5.25	5-1-2027	5,250,000	5,354,160
Pennsylvania HEFAR Shippensburg University Project (Education Revenue)	5.00	10-1-2020	1,460,000	1,545,527
Pennsylvania HEFAR Shippensburg University Project (Education Revenue)	6.00	10-1-2031	3,000,000	3,110,550
Pennsylvania HEFAR Temple University First Series (Education Revenue)	5.00	4-1-2032	1,000,000	1,038,260
Pennsylvania Housing Finance Agency SFMF Series 108-B (Housing Revenue)	4.50	10-1-2024	1,825,000	1,853,999
Pennsylvania Housing Finance Agency SFMR Series 106-B (Housing Revenue)	4.50	10-1-2024	5,010,000	5,154,789
Pennsylvania Housing Finance Agency SFMR Series 112 (Housing Revenue)	5.00	4-1-2028	3,575,000	3,843,304
Pennsylvania Turnpike Commission Series A (Miscellaneous Revenue, AGM Insured)	5.25	7-15-2021	2,000,000	2,331,240
Pennsylvania Turnpike Commission Series A (Transportation Revenue, Ambac Insured)	5.50	12-1-2031	2,000,000	2,058,240
Pennsylvania Turnpike Commission Series C (Transportation Revenue, AGM Insured)	6.25	6-1-2038	3,500,000	3,893,505
Philadelphia PA IDA Architecture & Design Charter School Project (Education Revenue)	5.25	3-15-2023	1,000,000	940,030
Philadelphia PA IDA Charter School Project Series A (Education Revenue)	5.30	9-15-2027	5,150,000	4,775,029
Philadelphia PA IDA First Philadelphia Charter Series A (Education Revenue)	5.30	8-15-2017	590,000	609,364
Philadelphia PA IDA First Philadelphia Charter Series A (Education Revenue)	5.63	8-15-2025	3,540,000	3,364,451
Philadelphia PA IDA Global Leadership Academy Project (Education Revenue)	5.13	11-15-2020	1,630,000	1,640,693
Philadelphia PA IDA Global Leadership Academy Project (Education Revenue)	5.75	11-15-2030	1,000,000	947,240
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project (Education Revenue)	7.50	5-1-2031	1,285,000	1,321,186
Philadelphia PA School District (GO)	5.00	9-1-2021	1,395,000	1,559,750
Philadelphia PA School District Refunding Series A (GO, AGM/FGIC Insured)	5.00	6-1-2024	1,425,000	1,500,582
Philadelphia PA School District Refunding Series C (GO)	5.00	9-1-2018	3,000,000	3,387,960
Pittsburgh & Allegheny Counties PA Sports & Exhibition Authority (Tax Revenue, AGM Insured)	5.00	2-1-2031	3,000,000	3,105,270
Pittsburgh PA Public Parking Authority Series A (Miscellaneous Revenue, National Insured)	5.00	12-1-2025	2,500,000	2,531,650

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Pennsylvania Tax-Free Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Southeastern Pennsylvania Transportation Authority (Miscellaneous Revenue)	5.00%	6-1-2028	$4,000,000	$4,173,480
State Public School Building Authority Pennsylvania Chester Upland School Project Series C (Miscellaneous Revenue, AGM Insured)	5.00	9-15-2026	875,000	930,729
State Public School Building Authority Pennsylvania Northampton County Area Community College Project (Education Revenue)	5.50	3-1-2031	5,000,000	5,293,650
Wilkes-Barre PA Finance Authority University of Scranton (Education Revenue)	5.00	11-1-2020	1,005,000	1,146,816
Wilkes-Barre PA Finance Authority Wilkes University Project (Education Revenue)	5.00	3-1-2027	2,600,000	2,621,526

				153,281,598

South Carolina: 2.04%
Charleston SC Educational Excellence Finance Corporation Charleston County School District Project (Lease Revenue)	5.25	12-1-2025	3,230,000	3,531,294

Virgin Islands: 5.30%
Virgin Islands PFA (Tax Revenue)	5.25	10-1-2029	1,000,000	1,002,730
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (Miscellaneous Revenue)	5.00	10-1-2024	1,000,000	1,053,520
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (Miscellaneous Revenue)	5.00	10-1-2025	5,000,000	5,161,500
Virgin Islands PFA Matching Fund Loan Senior Lien Series A (Tax Revenue)	5.00	10-1-2029	2,000,000	1,976,240

				9,193,990

Total Municipal Obligations (Cost $167,919,683)				170,038,732

	Yield		Shares

Short-Term Investments: 0.78%

Investment Companies: 0.78%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)	0.01		1,350,431	1,350,431

Total Short-Term Investments (Cost $1,350,431)				1,350,431

Total investments in securities
(Cost $169,270,114) *	98.82%	171,389,163
Other assets and liabilities, net	1.18	2,045,987

Total net assets	100.00%	$173,435,150

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

¤	Security issued in zero coupon form with no periodic interest payments.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $169,443,161 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,338,837
Gross unrealized depreciation	(2,392,835)

Net unrealized appreciation	$1,946,002

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Pennsylvania Tax-Free Fund	Statement of assets and liabilities—December 31, 2013 (unaudited)

Assets
Investments
In unaffiliated securities, at value (see cost below)	$170,038,732
In affiliated securities, at value (see cost below)	1,350,431

Total investments, at value (see cost below)	171,389,163
Receivable for investments sold	621,569
Receivable for Fund shares sold	26,667
Receivable for interest	2,070,945
Prepaid expenses and other assets	37,997

Total assets	174,146,341

Liabilities
Dividends payable	376,108
Payable for Fund shares redeemed	204,540
Advisory fee payable	36,659
Distribution fees payable	7,131
Due to other related parties	23,620
Accrued expenses and other liabilities	63,133

Total liabilities	711,191

Total net assets	$173,435,150

NET ASSETS CONSIST OF
Paid-in capital	$184,098,222
Overdistributed net investment income	(345,407)
Accumulated net realized losses on investments	(12,436,714)
Net unrealized gains on investments	2,119,049

Total net assets	$173,435,150

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$40,998,674
Shares outstanding – Class A	3,670,824
Net asset value per share – Class A	$11.17
Maximum offering price per share – Class A2	$11.70
Net assets – Class B	$1,021,825
Shares outstanding – Class B	91,823
Net asset value per share – Class B	$11.13
Net assets – Class C	$9,817,147
Shares outstanding – Class C	880,614
Net asset value per share – Class C	$11.15
Net assets – Institutional Class	$121,597,504
Shares outstanding – Institutional Class	10,887,133
Net asset value per share – Institutional Class	$11.17

Investments in unaffiliated securities, at cost	$167,919,683

Investments in affiliated securities, at cost	$1,350,431

Total investments, at cost	$169,270,114

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended December 31, 2013 (unaudited)	Wells Fargo Advantage Pennsylvania Tax-Free Fund	13

Investment income
Interest	$4,226,933
Income from affiliated securities	138

Total investment income	4,227,071

Expenses
Advisory fee	328,911
Administration fees
Fund level	46,987
Class A	33,590
Class B	945
Class C	7,923
Institutional Class	53,950
Shareholder servicing fees
Class A	52,484
Class B	1,477
Class C	12,379
Distribution fees
Class B	4,431
Class C	37,137
Custody and accounting fees	8,586
Professional fees	25,112
Registration fees	30,765
Shareholder report expenses	14,365
Trustees’ fees and expenses	6,270
Interest and fee expense	6,315
Other fees and expenses	6,833

Total expenses	678,460
Less: Fee waivers and/or expense reimbursements	(103,765)

Net expenses	574,695

Net investment income	3,652,376

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments	(995,353)
Net change in unrealized gains (losses) on investments	(2,384,295)

Net realized and unrealized gains (losses) on investments	(3,379,648)

Net increase in net assets resulting from operations	$272,728

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Pennsylvania Tax-Free Fund	Statement of changes in net assets

	Six months ended December 31, 2013 (unaudited)		Year ended June 30, 2013

Operations
Net investment income		$3,652,376		$8,151,947
Net realized gains (losses) on investments		(995,353)		2,979,512
Net change in unrealized gains (losses) on investments		(2,384,295)		(7,912,443)

Net increase in net assets resulting from operations		272,728		3,219,016

Distributions to shareholders from
Net investment income
Class A		(788,712)		(1,599,049)
Class B		(17,762)		(47,414)
Class C		(148,761)		(287,643)
Institutional Class		(2,697,258)		(6,217,926)

Total distributions to shareholders		(3,652,493)		(8,152,032)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	243,039	2,724,000	343,763	4,061,856
Class B	1,287	14,164	14,187	167,420
Class C	147,971	1,653,307	109,968	1,292,618
Institutional Class	270,966	3,040,729	1,169,934	13,790,514

		7,432,200		19,312,408

Reinvestment of distributions
Class A	60,835	682,382	114,322	1,348,135
Class B	1,522	17,008	3,872	45,511
Class C	11,877	132,995	21,379	251,650
Institutional Class	31,510	353,432	56,523	666,494

		1,185,817		2,311,790

Payment for shares redeemed
Class A	(431,350)	(4,832,672)	(537,402)	(6,330,374)
Class B	(32,584)	(365,363)	(91,541)	(1,076,849)
Class C	(143,011)	(1,601,201)	(111,528)	(1,302,065)
Institutional Class	(2,498,176)	(28,030,217)	(2,894,437)	(34,073,609)

		(34,829,453)		(42,782,897)

Net decrease in net assets resulting from capital share transactions		(26,211,436)		(21,158,699)

Total decrease in net assets		(29,591,201)		(26,091,715)

Net assets
Beginning of period		203,026,351		229,118,066

End of period		$173,435,150		$203,026,351

Overdistributed net investment income		$(345,407)		$(345,290)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Pennsylvania Tax-Free Fund	15

(For a share outstanding throughout each period)

	Six months ended December 31, 2013 (unaudited)	Year ended June 30			Year ended March 31
CLASS A		2013	2012	2011[1]	2011[2]	2010[2]	2009[2]
Net asset value, beginning of period	$11.36	$11.65	$10.93	$10.63	$10.90	$9.95	$10.84
Net investment income	0.21	0.42	0.44	0.11	0.44	0.46	0.48
Net realized and unrealized gains (losses) on investments	(0.19)	(0.29)	0.72	0.30	(0.28)	0.95	(0.89)

Total from investment operations	0.02	0.13	1.16	0.41	0.16	1.41	(0.41)
Distributions to shareholders from
Net investment income	(0.21)	(0.42)	(0.44)	(0.11)	(0.43)	(0.46)	(0.48)
Net asset value, end of period	$11.17	$11.36	$11.65	$10.93	$10.63	$10.90	$9.95
Total return[3]	0.20%	1.02%	10.81%	3.84%	1.56%	14.41%	(3.79)%
Ratios to average net assets (annualized)
Gross expenses	0.92%[4]	0.88%[4]	0.88%[4]	0.87%[4]	0.84%[4]	0.76%[4]	0.73%[4]
Net expenses	0.75%[4]	0.75%[4]	0.74%[4]	0.74%[4]	0.75%[4]	0.76%[4]	0.73%[4]
Net investment income	3.76%	3.55%	3.90%	3.98%	3.99%	4.35%	4.67%
Supplemental data
Portfolio turnover rate	9%	14%	21%	10%	46%	45%	35%
Net assets, end of period (000s omitted)	$40,999	$43,167	$45,178	$43,188	$41,832	$48,762	$45,158

1.	For the three months ended June 30, 2011. The Fund changed its fiscal year end from March 31 to June 30, effective June 30, 2011.

2.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Pennsylvania Municipal Bond Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class A of Evergreen Pennsylvania Municipal Bond Fund.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

4.	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Six months ended December 31, 2013 (unaudited)	0.01%
Year ended June 30, 2013	0.01%
Year ended June 30, 2012	0.00%
Year ended June 30, 2011[1]	0.01%
Year ended March 31, 2011[2]	0.01%
Year ended March 31, 2010[2]	0.00%
Year ended March 31, 2009[2]	0.01%

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Pennsylvania Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2013 (unaudited)	Year ended June 30			Year ended March 31
CLASS B		2013	2012	2011[1]	2011[2]	2010[2]	2009[2]
Net asset value, beginning of period	$11.32	$11.61	$10.89	$10.59	$10.86	$9.91	$10.80
Net investment income	0.17 [3]	0.33 [3]	0.36 [3]	0.09 [3]	0.35 [3]	0.38 [3]	0.40 [3]
Net realized and unrealized gains (losses) on investments	(0.19)	(0.29)	0.72	0.30	(0.27)	0.95	(0.89)

Total from investment operations	(0.02)	0.04	1.08	0.39	0.08	1.33	(0.49)
Distributions to shareholders from
Net investment income	(0.17)	(0.33)	(0.36)	(0.09)	(0.35)	(0.38)	(0.40)
Net asset value, end of period	$11.13	$11.32	$11.61	$10.89	$10.59	$10.86	$9.91
Total return[4]	(0.18)%	0.26%	10.01%	3.66%	0.80%	13.60%	(4.54)%
Ratios to average net assets (annualized)
Gross expenses	1.67%[5]	1.63%[5]	1.62%[5]	1.62%[5]	1.60%[5]	1.51%[5]	1.47%[5]
Net expenses	1.50%[5]	1.50%[5]	1.49%[5]	1.49%[5]	1.50%[5]	1.51%[5]	1.47%[5]
Net investment income	3.01%	2.80%	3.15%	3.22%	3.23%	3.63%	3.89%
Supplemental data
Portfolio turnover rate	9%	14%	21%	10%	46%	45%	35%
Net assets, end of period (000s omitted)	$1,022	$1,377	$2,264	$3,956	$4,932	$7,573	$11,287

1.	For the three months ended June 30, 2011. The Fund changed its fiscal year end from March 31 to June 30, effective June 30, 2011.

2.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Pennsylvania Municipal Bond Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class B of Evergreen Pennsylvania Municipal Bond Fund.

3.	Calculated based upon average shares outstanding.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

5.	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Six months ended December 31, 2013 (unaudited)	0.01%
Year ended June 30, 2013	0.01%
Year ended June 30, 2012	0.00%
Year ended June 30, 2011[1]	0.01%
Year ended March 31, 2011[2]	0.01%
Year ended March 31, 2010[2]	0.00%
Year ended March 31, 2009[2]	0.01%

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Pennsylvania Tax-Free Fund	17

(For a share outstanding throughout each period)

	Six months ended December 31, 2013 (unaudited)	Year ended June 30			Year ended March 31
CLASS C		2013	2012	2011[1]	2011[2]	2010[2]	2009[2]
Net asset value, beginning of period	$11.34	$11.63	$10.91	$10.61	$10.88	$9.93	$10.82
Net investment income	0.17	0.33	0.36	0.09	0.35	0.38	0.40
Net realized and unrealized gains (losses) on investments	(0.19)	(0.29)	0.72	0.30	(0.27)	0.95	(0.88)

Total from investment operations	(0.02)	0.04	1.08	0.39	0.08	1.33	(0.48)
Distributions to shareholders from
Net investment income	(0.17)	(0.33)	(0.36)	(0.09)	(0.35)	(0.38)	(0.41)
Net asset value, end of period	$11.15	$11.34	$11.63	$10.91	$10.61	$10.88	$9.93
Total return[3]	(0.18)%	0.27%	9.99%	3.65%	0.80%	13.58%	(4.52)%
Ratios to average net assets (annualized)
Gross expenses	1.66%[4]	1.63%[4]	1.63%[4]	1.62%[4]	1.59%[4]	1.51%[4]	1.48%[4]
Net expenses	1.50%[4]	1.50%[4]	1.49%[4]	1.49%[4]	1.50%[4]	1.51%[4]	1.48%[4]
Net investment income	3.01%	2.79%	3.15%	3.23%	3.23%	3.61%	3.91%
Supplemental data
Portfolio turnover rate	9%	14%	21%	10%	46%	45%	35%
Net assets, end of period (000s omitted)	$9,817	$9,798	$9,815	$8,331	$8,118	$9,020	$8,387

1.	For the three months ended June 30, 2011. The Fund changed its fiscal year end from March 31 to June 30, effective June 30, 2011.

2.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Pennsylvania Municipal Bond Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class C of Evergreen Pennsylvania Municipal Bond Fund.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

4.	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Six months ended December 31, 2013 (unaudited)	0.01%
Year ended June 30, 2013	0.01%
Year ended June 30, 2012	0.00%
Year ended June 30, 2011[1]	0.01%
Year ended March 31, 2011[2]	0.01%
Year ended March 31, 2010[2]	0.00%
Year ended March 31, 2009[2]	0.01%

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Pennsylvania Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2013 (unaudited)	Year ended June 30			Year ended March 31
INSTITUTIONAL CLASS		2013	2012	2011[1]	2011[2]	2010[2]	2009[2]
Net asset value, beginning of period	$11.36	$11.65	$10.93	$10.63	$10.90	$9.95	$10.84
Net investment income	0.23	0.45 [3]	0.47	0.11	0.46	0.49	0.51
Net realized and unrealized gains (losses) on investments	(0.19)	(0.29)	0.72	0.30	(0.27)	0.95	(0.89)

Total from investment operations	0.04	0.16	1.19	0.41	0.19	1.44	(0.38)
Distributions to shareholders from
Net investment income	(0.23)	(0.45)	(0.47)	(0.11)	(0.46)	(0.49)	(0.51)
Net asset value, end of period	$11.17	$11.36	$11.65	$10.93	$10.63	$10.90	$9.95
Total return[4]	0.33%	1.28%	11.08%	3.91%	1.82%	14.69%	(3.55)%
Ratios to average net assets (annualized)
Gross expenses	0.58%[5]	0.55%[5]	0.55%[5]	0.55%[5]	0.54%[5]	0.51%[5]	0.47%[5]
Net expenses	0.50%[5]	0.50%[5]	0.49%[5]	0.49%[5]	0.50%[5]	0.51%[5]	0.47%[5]
Net investment income	4.01%	3.79%	4.15%	4.22%	4.23%	4.61%	4.88%
Supplemental data
Portfolio turnover rate	9%	14%	21%	10%	46%	45%	35%
Net assets, end of period (000s omitted)	$121,598	$148,684	$171,861	$212,341	$221,498	$290,586	$332,597

1.	For the three months ended June 30, 2011. The Fund changed its fiscal year end from March 31 to June 30, effective June 30, 2011.

2.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Pennsylvania Municipal Bond Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class I of Evergreen Pennsylvania Municipal Bond Fund.

3.	Calculated based upon average shares outstanding.

4.	Returns for periods of less than one year are not annualized.

5.	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Six months ended December 31, 2013 (unaudited)	0.01%
Year ended June 30, 2013	0.01%
Year ended June 30, 2012	0.00%
Year ended June 30, 2011[1]	0.01%
Year ended March 31, 2011[2]	0.01%
Year ended March 31, 2010[2]	0.00%
Year ended March 31, 2009[2]	0.01%

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Pennsylvania Tax-Free Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Pennsylvania Tax-Free Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund

20	Wells Fargo Advantage Pennsylvania Tax-Free Fund	Notes to financial statements (unaudited)

buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred back to the Fund, thereby collapsing the TOB Trust. The Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Portfolio of Investments, and by recording the Floating-Rate Notes as a liability in the Statement of Assets and Liabilities. The Fund also records the interest paid on Floating-Rate Notes as interest expense. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of June 30, 2013, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

2015	2016	2017
$1,106,260	$4,324,935	$5,875,768

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

Notes to financial statements (unaudited)	Wells Fargo Advantage Pennsylvania Tax-Free Fund	21
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$170,038,732	$0	$170,038,732
Short-term investments
Investment companies	1,350,431	0	0	1,350,431
	$1,350,431	$170,038,732	$0	$171,389,163

Transfers in and transfers out are recognized at the end of the reporting period. For six months ended December 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase. For the six months ended December 31, 2013, the advisory fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.16%
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.74% for Class A shares, 1.49% for Class B shares, 1.49% for Class C shares, and 0.49% for Institutional Class shares

22	Wells Fargo Advantage Pennsylvania Tax-Free Fund	Notes to financial statements (unaudited)

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended December 31, 2013, Wells Fargo Funds Distributor, LLC received $596 from the sale of Class A shares and $66 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B and Class C of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2013 were $16,318,586 and $43,046,093, respectively.

6. BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended December 31, 2013, the Fund paid $128 in commitment fees.

For the six months ended December 31, 2013, there were no borrowings by the Fund under the agreement.

During the six months ended December 31, 2013, the Fund participated in Inverse Floaters which are accounted for as a secured borrowing. During the six months ended December 31, 2013, the Fund held Floating-Rate Notes that had an average daily balance outstanding of $1,335,649 (on an annualized basis) and incurred interest and fee expense in the amount of $6,315.

7. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage Pennsylvania Tax-Free Fund	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

24	Wells Fargo Advantage Pennsylvania Tax-Free Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Pennsylvania Tax-Free Fund	25

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

222109 02-14 SA255/SAR255 12-13

Wells Fargo Advantage

Short-Term Municipal Bond Fund

Semi-Annual Report

December 31, 2013

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Short-Term Municipal Bond Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The last six months were marked by modest U.S. economic growth and accommodative central bank policies.

Dear Valued Shareholder:

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage Short-Term Municipal Bond Fund for the six-month period that ended December 31, 2013. The last six months were marked by modest U.S. economic growth and accommodative central bank policies. Ten-year municipal bond yields traded in a range between 2.5% and 3.0% during the second half of 2013 after longer-term interest rates increased sharply in May and June 2013. Municipal bond returns, as measured by the Barclays Municipal Bond Index1, gained 0.14% for the six-month period that ended December 31, 2013.

Ten-year municipal bond yields averaged 2.7% during the second half of 2013.

Interest rates largely reflected both current Federal Reserve (Fed) policy and investor anticipation of the Fed’s future moves. Throughout the reporting period, the Federal Open Market Committee (FOMC)—the Fed’s monetary policymaking body—kept its key interest rate near zero in order to support the economy and the financial system. The FOMC also purchased mortgage-backed securities to support the housing market and long-term U.S. Treasuries to keep interest rates low. In mid-December, however, the FOMC conveyed confidence in the strength of the economy by announcing it would begin tapering its bond-buying program in January 2014.

Municipal yields reflected the broader U.S. interest-rate environment. At the front end of the yield curve, municipal bond yields were extremely low because of the Fed’s zero interest-rate policy. Longer-term yields were higher than short-term yields, and the yield curve remained steep. The good news from a bond investor’s perspective was that longer-term yield increases were more modest in the second half of the year than they were in the first half. Over the six-month period, five-year municipal bonds returned 1.72%—the best-performing maturity bucket—while the long-term municipal bonds returned -2.02%, the worst-performing maturity bucket.

Higher interest rates and credit concerns kept investors wary of tax-exempt investments.

Negative credit news added to investor skittishness with the asset class. The city of Detroit filed for bankruptcy on July 18, 2013. In December 2013, Detroit was judged eligible for bankruptcy and may now restructure $18 billion of debt and trim pension benefits under Chapter 9 protection. Puerto Rico debt remained under pressure during the reporting period, with rating agencies threatening to downgrade the commonwealth’s rating to junk status amid its well-known financial woes. In February 2014, after the close of the reporting period, Standard & Poor’s, Moody’s and Fitch downgraded Puerto Rico’s rating to junk status. At the end of the reporting period, credit spreads remained attractive on a historical basis, with the difference between BBB-rated and AAA-rated2 bonds greater than its average over the past 20 years.

Higher interest rates, high-profile negative credit news, and the resulting volatile bond returns created the perfect storm that diminished investor demand for tax-exempt

1.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

2.	The ratings indicated are from Standard & Poor’s. Credit-quality ratings apply to the underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds on a scale of AAA (highest) to D (lowest). Credit quality and credit quality ratings are subject to change.

Letter to shareholders (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	3

bonds. Record municipal bond mutual fund outflows totaled just over $48 billion during the last six months of 2013. Higher individual tax rates in 2013 (the top rate is 39.6%) and now higher yield levels may counter this trend, but that remains to be seen.

Sources of positive news included economic growth, pension reform, and less supply.

Despite the unusual yet well-known credit events that garnered headlines, broader and sustainable improvements to municipal credit took place amid less fanfare. For example, economic growth continued to build, the number of jobs increased, and the economy seemed to shrug off uncertainties over the federal budget and debt limit. This economic growth helped municipal budgets, as evidenced by state tax revenues having risen on a year-over-year basis for 14 consecutive quarters. Good news on the pension front came from Illinois, where its legislature showed a willingness to fix its financial problems, which included voting for a number of pension reforms. Another positive for the municipal market was that the supply of municipal new issues declined. New bond deals were postponed amid market volatility and higher interest rates in the second half of 2013. Higher rates also took away the economic reason for refunding outstanding municipal bonds.

Don’t let short-term uncertainty derail long-term investment goals.

While periods of uncertainty can present challenges, they can also create opportunities, and experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite the unusual yet well-known credit events that garnered headlines, broader and sustainable improvements to municipal credit took place amid less fanfare.

4	Wells Fargo Advantage Short-Term Municipal Bond Fund	Letter to shareholders (unaudited)

Notice to shareholders

The Fund and Funds Management, LLC (“Funds Management”) have received an exemptive order from the SEC that permits Funds Management, subject to the approval of the Board of Trustees of the Fund, to select or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (“Multi-manager Structure”). The Multi-manager Structure applies to subadvisers that are not affiliated with Funds Management or the Fund, except to the extent that affiliation arises solely because such subadvisers provide sub-advisory services to the Fund (“Non-affiliated Subadvisers”), as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Funds Management or of another company that, indirectly or directly, wholly owns Funds Management (“Wholly-owned Subadvisers”).

Pursuant to the SEC order, Funds Management, with the approval of the Board of Trustees, has the discretion to terminate any subadvisers and allocate and reallocate the Fund’s assets among any other Non-affiliated Subadvisers or Wholly-owned Subadvisers. Funds Management, subject to oversight and supervision by the Board of Trustees, has responsibility to continue to oversee any subadvisers to the Fund and to recommend, for approval by the Board of Trustees, the hiring, termination and replacement of subadvisers for the Fund. In the event that a new subadviser is hired pursuant to the Multi-manager Structure, the Fund is required to provide notice to shareholders within 90 days.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

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6	Wells Fargo Advantage Short-Term Municipal Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax consistent with capital preservation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Wendy Casetta

Lyle J. Fitterer, CFA, CPA

Average annual total returns1 (%) as of December 31, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WSMAX)	7-18-2008	(1.31)	3.41	2.90	0.71	3.83	3.11	0.76	0.60
Class C (WSSCX)	1-31-2003	(1.05)	3.05	2.24	(0.05)	3.05	2.24	1.51	1.35
Administrator Class (WSTMX)	7-30-2010	–	–	–	0.71	3.86	3.04	0.70	0.60
Institutional Class (WSBIX)	3-31-2008	–	–	–	0.91	4.04	3.24	0.43	0.40
Investor Class (STSMX)	12-31-1991	–	–	–	0.68	3.79	3.09	0.79	0.63
Barclays 1-3 Year Composite Municipal Bond Index[4]	–	–	–	–	1.06	2.20	2.64	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	7

Credit quality[5] as of December 31, 2013

Effective maturity distribution[6] as of December 31, 2013

1.	Historical performance shown for Class A shares prior to their inception reflects the performance of Investor Class shares, and includes the higher expenses applicable to Investor Class shares (except during those periods in which expenses of Class A shares would have been higher than those of Investor Class shares, no such adjustment is reflected). If these expenses had not been included, returns would be higher. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Investor Class shares, and includes the higher expenses applicable to Investor Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Administrator Class shares.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through October 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Barclays 1-3 Year Composite Municipal Bond Index is a blended index weighted 50% in the Barclays 1-Year Municipal Bond Index and 50% in the Barclays 3-Year Municipal Bond Index. You cannot invest directly in an index.

5.	The credit quality of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds on a scale of AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds on a scale of Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds on a scale of AAA (highest) to D (lowest). Credit quality, and credit quality ratings, are subject to change.

6.	Effective maturity is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

8	Wells Fargo Advantage Short-Term Municipal Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2013 to December 31, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2013	Ending account value 12-31-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,004.16	$3.03	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Class C
Actual	$1,000.00	$1,000.38	$6.81	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.87	1.35%
Administrator Class
Actual	$1,000.00	$1,005.16	$3.03	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Institutional Class
Actual	$1,000.00	$1,005.18	$2.02	0.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$2.04	0.40%
Investor Class
Actual	$1,000.00	$1,004.01	$3.18	0.63%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	$3.21	0.63%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 98.75%

Alabama: 0.52%
Chatom AL Industrial Development Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series A (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation SPA) ±	0.60%	11-15-2038	$15,000,000	$14,998,500
Chatom AL Industrial Development Board Solid Waste Disposal Facilities Refunding Bond PowerSouth Energy Series B (Utilities Revenue)	4.00	8-1-2014	5,840,000	5,952,186
Chatom AL Industrial Development Board Solid Waste Disposal Facilities Refunding Bond PowerSouth Energy Series B (Utilities Revenue)	4.00	8-1-2015	2,890,000	3,026,610
Jefferson County AL School District Series A (Tax Revenue)	5.25	1-1-2014	3,785,000	3,803,925
Jefferson County AL Sewer Series D (Water & Sewer Revenue)	5.00	10-1-2018	1,890,000	2,048,684
Widowee Chimney Cove AL Improvement District Chimney Cove Project (Miscellaneous Revenue, West Georgia National Bank LOC) ±(i)(s)	5.00	7-1-2037	2,555,000	649,455

				30,479,360

Alaska: 0.32%
Alaska Housing Finance Corporation Series A (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.26	12-1-2041	15,500,000	15,500,000
Alaska International Airport Refunding Bond Series D (Airport Revenue, National Insured)	5.00	10-1-2018	2,235,000	2,475,933
Alaska Student Loan Corporation Series A2 (Education Revenue)	5.00	6-1-2014	700,000	713,258

				18,689,191

Arizona: 0.47%
Arizona School Facilities Board State School Trust (Miscellaneous Revenue, Ambac Insured)	4.25	7-1-2015	4,225,000	4,417,914
Arizona School Facilities Board State School Trust Series A (Miscellaneous Revenue, Ambac Insured)	5.50	7-1-2014	6,445,000	6,592,913
Gilbert AZ Water Reserve Municipal Property Corporation Sub Lien (Water & Sewer Revenue)	4.75	10-1-2032	1,495,000	1,494,940
Maricopa County AZ PCR Series B (Energy Revenue) ±	5.20	6-1-2043	2,500,000	2,679,775
Pima County AZ IDA Constellation Schools Project Series A (Miscellaneous Revenue)	6.38	1-1-2019	2,010,000	2,071,667
Scottsdale AZ IDA Scottsdale Healthcare Series D (Health Revenue)	5.00	9-1-2017	2,000,000	2,223,020
Verrado AZ Community Facilities District #1 (GO)	4.85	7-15-2014	365,000	369,340
Verrado AZ Community Facilities District #1 Refunding Bond Series A (GO) 144A	2.00	7-15-2014	720,000	721,807
Verrado AZ Community Facilities District #1 Refunding Bond Series A (GO) 144A	4.00	7-15-2015	1,295,000	1,334,251
Verrado AZ Community Facilities District #1 Refunding Bond Series A (GO) 144A	4.00	7-15-2016	1,280,000	1,333,683
Verrado AZ Community Facilities District #1 Refunding Bond Series A (GO) 144A	4.00	7-15-2017	1,365,000	1,425,906
Verrado AZ Community Facilities District #1 Refunding Bond Series A (GO) 144A	4.00	7-15-2018	1,245,000	1,292,086
Watson AZ Community Facilities District (Miscellaneous Revenue)	5.30	7-1-2014	1,377,000	1,396,250

				27,353,552

Arkansas: 0.00%
Arkansas Development Financial Authority Public Health Laboratory Project (Health Revenue, Ambac Insured)	3.90	12-1-2024	5,000	4,814

California: 10.34%
Alameda County CA COP CAB (Miscellaneous Revenue, National Insured) ¤	0.00	6-15-2014	2,185,000	2,147,178
Alameda County CA Corridor Transportation Authority CAB Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2016	8,695,000	8,303,986

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Alhambra CA City Elementary School Project CAB Series D (GO, AGM Insured) ¤	0.00%	9-1-2014	$1,570,000	$1,565,573
California (Miscellaneous Revenue) ±	4.00	12-1-2027	43,000,000	47,017,920
California HFFA Catholic Healthcare West Series A (Health Revenue)	4.00	3-1-2014	3,375,000	3,396,566
California HFFA Catholic Healthcare West Series F (Health Revenue) ±	5.00	7-1-2027	6,025,000	6,168,214
California HFFA St. Joseph Health System Series C (Health Revenue) ±	5.00	7-1-2043	14,000,000	16,210,460
California Infrastructure & Economic Development Colburn School Project (Education Revenue) ±	0.31	8-1-2037	53,925,000	53,282,753
California Infrastructure & Economic Development Refunding Bond Museum Art Project Series A (Miscellaneous Revenue) ±	1.87	12-1-2037	12,000,000	11,969,880
California Municipal Finance Authority Republic Services (Resource Recovery Revenue) ±	0.45	9-1-2021	13,000,000	13,000,000
California PCFA Solid Waste Disposal Series A (Resource Recovery Revenue) ±	0.70	8-1-2023	13,955,000	13,955,000
California PCFA West Company Series A (Resource Recovery Revenue, Bank of America NA LOC)	5.13	1-1-2014	450,000	450,000
California PFOTER Series DCL-009 (GO, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) 144Aø	0.41	8-1-2027	62,500,000	62,500,000
California PFOTER Series DCL-011 (GO, Dexia Credit Local LOC, AGM Insured) 144Aø	0.41	8-1-2027	33,800,000	33,800,000
California Refunding Bond Series B (GO) ±	0.81	5-1-2017	7,000,000	7,047,110
California Series B (GO) ±	0.96	5-1-2018	6,000,000	6,062,400
California Series D (Miscellaneous Revenue) ±	0.82	12-1-2028	27,000,000	27,053,460
California Series E (Miscellaneous Revenue) ±	0.95	12-1-2029	18,000,000	18,010,440
California Statewide CDA Health Facilities Catholic Series D (Health Revenue, AGM Insured) ±(m)	0.60	7-1-2041	3,300,000	3,300,000
California Statewide CDA Health Facilities Catholic Series E (Health Revenue, AGM Insured) ±(m)	0.60	7-1-2040	5,425,000	5,425,000
California Statewide CDA Health Facilities Catholic Series F (Health Revenue, AGM Insured) ±(m)	0.30	7-1-2040	2,775,000	2,775,000
California University Revenue Systemwide Series A (Education Revenue, AGM Insured) 144Aø	0.21	11-1-2033	2,685,000	2,685,000
Chino Ontario Upland CA Water Facilities Authority COP Agua de Lejos Project (Water & Sewer Revenue, National Insured)	5.20	10-1-2015	330,000	332,554
Chula Vista CA Elementary School Building Projects COP Series A (Miscellaneous Revenue, AGM Insured)	5.00	9-1-2017	1,765,000	2,004,599
Chula Vista CA Elementary School Building Projects COP Series A (Miscellaneous Revenue, AGM Insured)	5.00	9-1-2018	1,985,000	2,281,083
Chula Vista CA San Diego Gas & Electric Company Series A (IDR)	1.65	7-1-2018	5,000,000	5,016,650
Compton CA Unified School District Election of 2002 CAB Series D (GO, Ambac Insured) ¤	0.00	6-1-2017	3,570,000	3,291,290
Culver City CA RDFA (Tax Revenue, Ambac Insured)	5.50	11-1-2014	510,000	519,557
Downey CA School Facilities Financing Authority PFOTER (Miscellaneous Revenue) ø	0.31	8-1-2025	6,000,000	6,000,000
Foothill-Eastern CA Transportation Corridor Agency Series B1 (Transportation Revenue) ±%%	5.00	1-15-2053	22,000,000	23,696,640
Golden State Tobacco Securitization Corporation California Tobacco Settlement Series 2954 (Tobacco Revenue, Morgan Stanley Bank LIQ) 144Aø	0.66	6-1-2047	31,160,000	31,160,000
Golden State Tobacco Securitization Corporation California Tobacco Settlement ROC RR-II-R-11442 (Tobacco Revenue, AGC Insured, Citibank NA LIQ) 144Aø	0.51	6-1-2035	3,055,000	3,055,000
Inland Valley CA Development Agency Series B (Tax Revenue) ±	4.25	3-1-2041	35,100,000	36,157,914
Inland Valley CA Development Agency Series C (Tax Revenue) ±	4.50	3-1-2041	17,500,000	18,528,475
Irwindale CA CDA PFOTER Series 3542 (Tax Revenue, AGM Insured, Dexia Credit Local LIQ) 144Aø	0.41	7-15-2026	27,490,000	27,490,000
Long Beach CA Bond Finance Authority Natural Gas Purchase Series A (Utilities Revenue)	5.00	11-15-2014	800,000	827,440
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.80	7-1-2019	6,025,000	5,517,454

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Oakland CA Unified School District Alameda County Election of 2012 (GO)	5.00%	8-1-2018	$1,000,000	$1,104,240
Oakland CA Unified School District Alameda County Election of 2012 (GO)	5.00	8-1-2019	1,000,000	1,098,650
Oakland CA Unified School District Alameda County Refunding Bond (GO, National Insured)	5.00	8-1-2016	3,030,000	3,276,127
Palomar CA Pomerado Health CAB Election of 2004 Series A (GO, National Insured) ¤	0.00	8-1-2019	2,215,000	1,895,575
Palomar CA Pomerado Health PFOTER Series 4683 (GO, National Insured, Bank of America NA LIQ) 144Aø	0.34	8-1-2037	31,250,000	31,250,000
Port Hueneme CA Redevelopment Agency Central Community Project (Tax Revenue, Ambac Insured)	5.50	5-1-2014	450,000	451,895
Sacramento CA PFOTER Series 3934 (Water & Sewer Revenue, FGIC Insured, Dexia Credit Local LIQ) ø	0.31	12-1-2035	10,000,000	10,000,000
San Buenaventura CA Community Memorial Health System (Health Revenue)	5.00	12-1-2016	1,730,000	1,781,935
San Diego CA PFFA Ballpark Series A (Miscellaneous Revenue, Ambac Insured)	5.00	2-15-2014	4,310,000	4,335,084
San Diego CA PFFA Ballpark Series A (Miscellaneous Revenue, Ambac Insured)	5.00	2-15-2015	4,525,000	4,746,273
San Francisco CA City & County Redevelopment Agency Hotel Occupancy (Tax Revenue, AGM Insured)	3.00	6-1-2014	790,000	797,402
San Francisco CA City & County Redevelopment Agency Hotel Occupancy (Tax Revenue, AGM Insured)	4.00	6-1-2015	2,515,000	2,623,271
San Jose CA Airport Authority Series A1 (Airport Revenue)	3.50	3-1-2014	1,000,000	1,005,080
San Jose CA Redevelopment Agency Tax Unrefunded Balance Merged Area (Tax Revenue, National Insured)	6.00	8-1-2015	3,090,000	3,282,631
Sierra CA Joint Community College District School Facilities Improvement District #2 CAB Series B (GO, National Insured) ¤	0.00	8-1-2015	500,000	494,455
South San Francisco CA Unified School District BAN Series D (GO) ¤	0.00	5-15-2017	20,000,000	19,195,400
Upland CA COP San Antonio Community Hospital Project (Miscellaneous Revenue)	5.00	1-1-2015	1,915,000	1,991,811
Washington Township CA Health Care District Series A (GO)	5.00	7-1-2014	1,000,000	1,019,850
Washington Township CA Health Care District Series A (GO)	6.50	8-1-2014	1,000,000	1,034,290

				603,388,565

Colorado: 0.86%
Aurora CO E-470 Public Highway Authority CAB Series B (Transportation Revenue, National Insured) ¤	0.00	9-1-2018	4,000,000	3,465,480
Aurora CO E-470 Public Highway Authority Senior Series CD-2 (Transportation Revenue, National Insured) ±	1.81	9-1-2039	15,325,000	15,403,311
Colorado Public Authority for Energy Natural Gas Purchase Project (Utilities Revenue)	5.75	11-15-2018	6,740,000	7,412,787
Colorado Springs CO Utilities Various Sub Lien Improvement Series B (Utilities Revenue, Bayerische Landesbank SPA) ø	0.25	11-1-2036	19,970,000	19,970,000
Denver CO City & County Airport Sub Series G2 (Airport Revenue, AGM Insured, Morgan Stanley Bank SPA) ø	0.25	11-15-2025	3,915,000	3,915,000

				50,166,578

Connecticut: 2.83%
Connecticut Economic Recovery Notes Series A3 (GO) ø	0.44	7-1-2017	11,600,000	11,600,000
Connecticut Economic Recovery Notes Series A4 (GO) ø	0.44	1-1-2018	26,625,000	26,625,000
Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	2.00	7-1-2015	2,240,000	2,287,107
Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	5.00	7-1-2016	2,380,000	2,625,045
Connecticut Series A (Miscellaneous Revenue) ±	0.59	4-15-2016	5,000,000	5,003,650
Connecticut Series A (Miscellaneous Revenue) ±	0.61	3-1-2019	2,500,000	2,484,325
Connecticut Series A (Miscellaneous Revenue) ±	0.71	3-1-2020	7,065,000	7,014,061
Connecticut Series A (Miscellaneous Revenue) ±	0.74	4-15-2017	4,600,000	4,618,078

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Connecticut (continued)
Connecticut Series A (Miscellaneous Revenue) ±	0.83%	5-15-2017	$17,000,000	$17,131,580
Connecticut Series A (Miscellaneous Revenue) ±	0.98	5-15-2018	17,740,000	17,810,428
Connecticut Series A (Miscellaneous Revenue) ±	1.01	3-1-2017	12,795,000	12,839,910
Connecticut Series A (Miscellaneous Revenue) ±	1.16	4-15-2019	5,500,000	5,593,280
Connecticut Series A (Miscellaneous Revenue) ±	1.26	3-1-2018	13,500,000	13,555,080
Connecticut Series A (Miscellaneous Revenue) ±	1.41	3-1-2019	21,500,000	21,890,010
Connecticut Series C (Miscellaneous Revenue) ±	0.71	5-15-2016	5,000,000	5,008,750
Connecticut Series D (Miscellaneous Revenue) ±	0.58	9-15-2017	1,500,000	1,498,200
Eastern Connecticut Resource Recovery Authority Solid Waste Wheelabrator Lisbon Incorporated Project Series A (Resource Recovery Revenue)	5.50	1-1-2014	870,000	870,000
Hamden CT Refunding Bond (GO)	5.00	8-15-2017	1,500,000	1,662,855
Hamden CT Refunding Bond (GO)	5.00	8-15-2018	1,000,000	1,119,850
Naugatuck CT COP Incineration Facility Project Series A (Miscellaneous Revenue, Ambac Insured)	5.00	6-15-2015	305,000	310,819
New Haven CT Series A (Tax Revenue)	3.00	11-1-2019	3,405,000	3,475,586

				165,023,614

Delaware: 0.04%
Delaware HCFR Nanticoke Memorial Hospital Project (Health Revenue)	4.00	7-1-2016	1,045,000	1,057,780
Delaware HCFR Nanticoke Memorial Hospital Project (Health Revenue)	5.00	7-1-2017	1,225,000	1,272,555

				2,330,335

District of Columbia: 0.52%
District of Columbia HFA Series B (Housing Revenue)	5.63	6-1-2035	40,000	40,321
District of Columbia Income Tax Secured Refunding Bond Series E (Tax Revenue) ±	0.81	12-1-2017	13,000,000	13,107,510
District of Columbia Thomas B. Fordham Foundation (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.24	10-1-2037	6,300,000	6,300,000
District of Columbia Water & Sewer Authority Public Utility District Series B2 (Water & Sewer Revenue) ±	0.64	10-1-2040	11,000,000	11,037,730

				30,485,561

Florida: 7.05%
Brevard County FL HCFR Refunding Bond Health First Incorporated Series A (Health Revenue)	5.00	4-1-2018	1,140,000	1,284,119
Broward County FL School Board Series D (Education Revenue) ø	0.35	7-1-2029	12,075,000	12,075,000
Citizens Property Insurance Corporation of Florida (Miscellaneous Revenue, AGM Insured) ±	1.71	6-1-2014	31,000,000	31,151,900
Escambia County FL Utilities Authority (Utilities Revenue, National Insured)	6.25	1-1-2015	840,000	858,329
Florida Department of Corrections COP Okeechobee Correctional Facility Project (Miscellaneous Revenue, Ambac Insured)	5.00	3-1-2014	1,000,000	1,006,950
Gulf Breeze FL Local Government Loan Series B (Miscellaneous Revenue, FGIC Insured) ±	4.00	12-1-2020	1,675,000	1,704,956
Gulf Breeze FL Local Government Loan Series B (Miscellaneous Revenue, FGIC Insured) ±	4.25	12-1-2020	2,050,000	2,092,374
Gulf Breeze FL Local Government Loan Series FG&H (Miscellaneous Revenue) ±	1.75	12-1-2020	15,100,000	15,151,491
Highlands County FL Health Facilities Authority Adventist Health Series I (Health Revenue)	4.50	11-15-2015	4,625,000	4,972,245

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Florida (continued)
Hillsborough County FL School Board Refunding Bond (Tax Revenue, Ambac Insured)	5.00%	10-1-2015	$3,365,000	$3,579,956
Hillsborough County FL School Board Refunding Bond (Tax Revenue, Ambac Insured)	5.00	10-1-2016	7,325,000	7,808,743
Jacksonville FL Refunding Bond Better Jacksonville Sales Tax (Tax Revenue)	5.00	10-1-2017	2,000,000	2,277,800
Lakeland FL Energy System (Utilities Revenue) ±	1.16	10-1-2014	38,000,000	38,129,960
Lee County FL Airport Refunding Bond Series A (Airport Revenue, AGM Insured)	5.00	10-1-2014	3,000,000	3,106,230
Lee County FL IDA Alliance Community Project (Housing Revenue)	5.00	11-15-2016	1,000,000	1,043,110
Manatee County FL HFA Single Family Sub Series 2 (Housing Revenue, GNMA Insured)	6.50	11-1-2023	70,000	70,995
Marion County FL School Board Series B (Miscellaneous Revenue, Ambac Insured)	5.00	6-1-2014	325,000	331,130
Miami Beach FL Health Facilities Current Refunding Mount Sinai Medical Center (Health Revenue)	3.00	11-15-2015	1,000,000	1,030,870
Miami Beach FL Health Facilities Current Refunding Mount Sinai Medical Center (Health Revenue)	3.00	11-15-2016	1,500,000	1,563,225
Miami Beach FL Health Facilities Current Refunding Mount Sinai Medical Center (Health Revenue)	4.00	11-15-2017	1,750,000	1,881,460
Miami FL Refunding Bond Homeland Defense (GO, National Insured)	5.00	1-1-2017	5,000,000	5,411,850
Miami Gardens FL COP Series A1 (Miscellaneous Revenue)	5.00	6-1-2014	1,095,000	1,113,177
Miami-Dade County FL Educational Facilities Authority University of Miami Series A (Education Revenue)	5.25	4-1-2016	1,000,000	1,090,670
Miami-Dade County FL Expressway Authority Series 2012 (Transportation Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) ±144A	0.72	8-1-2028	39,550,000	39,550,000
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, AGM Insured, Citibank NA LIQ) 144Aø	0.26	7-1-2018	670,000	670,000
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, Dexia Credit Local LOC, Dexia Credit Local LIQ) ±144A	0.68	10-13-2023	20,000,000	20,000,000
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) ±144A	0.70	3-8-2030	15,000,000	15,000,000
Miami-Dade County FL Health Facilities Authority Miami Children’s Hospital Series A (Health Revenue)	4.00	8-1-2014	500,000	508,960
Miami-Dade County FL Health Facilities Authority Miami Children’s Hospital Series A (Health Revenue)	4.00	8-1-2015	615,000	641,556
Miami-Dade County FL School Board COP (Miscellaneous Revenue, National Insured)	5.25	10-1-2015	4,000,000	4,111,600
Miami-Dade County FL School Board COP Series A (Miscellaneous Revenue) ±	5.00	8-1-2021	18,375,000	19,953,596
Miami-Dade County FL School Board COP Series B (Miscellaneous Revenue, AGM Insured)	5.00	5-1-2016	1,400,000	1,544,116
Miami-Dade County FL School Board COP Series B (Miscellaneous Revenue) ±	5.00	5-1-2032	17,000,000	18,623,670
Miami-Dade County FL School Board Master Equipment Lease 2 (Miscellaneous Revenue)	3.59	3-3-2016	6,249,707	6,272,518
North Sumter County FL Utility Dependent District (Water & Sewer Revenue)	5.00	10-1-2014	1,710,000	1,762,583
North Sumter County FL Utility Dependent District (Water & Sewer Revenue)	5.00	10-1-2015	1,905,000	2,032,006
Orange County FL Health Facilities Authority Lakeside Health Facility (Health Revenue, SunTrust Bank LOC) ø	0.24	7-1-2027	9,695,000	9,695,000
Orange County FL Health Facilities Authority Orlando Health Incorporated (Health Revenue)	5.00	10-1-2014	1,000,000	1,032,400
Orange County FL School Board COP Series A (Miscellaneous Revenue)	5.00	8-1-2014	3,000,000	3,083,400
Orange County FL School Board COP Series A (Miscellaneous Revenue)	5.00	8-1-2015	3,500,000	3,747,555
Orange County FL School Board COP Series A (Miscellaneous Revenue)	5.00	8-1-2016	600,000	664,158
Palm Beach County FL HCFR ACTS Retirement Life Series B (Health Revenue)	5.00	11-15-2020	6,300,000	6,549,291
Palm Beach County FL HCFR Jupiter Medical Center Project Series A (Health Revenue)	4.00	11-1-2018	1,235,000	1,321,870
Palm Beach County FL PFOTER Series 4615 (Miscellaneous Revenue, Dexia Credit Local LIQ) ø	0.44	8-1-2029	41,000,000	41,000,000
Polk County FL School Board COP Series A (Miscellaneous Revenue, AGM Insured)	3.00	1-1-2014	535,000	535,000

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Florida (continued)
Polk County FL School Board COP Series A (Miscellaneous Revenue, AGM Insured)	3.00%	1-1-2015	$1,935,000	$1,984,575
Polk County FL School Board COP Series B (Miscellaneous Revenue, AGM Insured)	3.00	1-1-2015	1,235,000	1,266,641
Reedy Creek FL Improvement Series B (GO)	5.00	6-1-2017	3,500,000	3,714,200
Sarasota County FL Educational Facilities School Arts & Sciences Project (Education Revenue)	5.20	7-1-2017	620,000	640,801
South Lake County FL Hospital District (Health Revenue)	4.00	10-1-2014	835,000	853,370
South Lake County FL Hospital District (Health Revenue)	5.00	10-1-2015	920,000	980,177
Space Coast Infrastructure Agency I-95 Brevard County FL Project (IDR)	4.00	6-15-2017	14,865,000	15,870,617
Space Coast Infrastructure Agency I-95 Brevard County FL Project (IDR)	4.00	6-15-2018	5,695,000	6,078,900
St. Johns County FL Water & Sewer Authority CAB Series A (Tax Revenue, National Insured) ¤	0.00	6-1-2014	1,645,000	1,642,187
St. Lucie County FL School Board Certificates Series A (Miscellaneous Revenue)	3.50	7-1-2014	2,780,000	2,823,841
St. Lucie County FL School Board Certificates Series A (Miscellaneous Revenue)	4.00	7-1-2015	4,835,000	5,081,585
Sunshine Florida Governmental Funding Commission Miami-Dade County Project Series A (Miscellaneous Revenue)	5.00	9-1-2016	3,640,000	4,043,166
Tampa Bay FL Educational Facilities Various Academy Holy Names Project (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.24	3-1-2022	1,130,000	1,130,000
Tampa Bay FL Regional Water Refunding Bond (Water & Sewer Revenue)	5.00	10-1-2015	2,500,000	2,702,375
Volusia County FL School Board (Tax Revenue, AGM Insured)	5.00	10-1-2015	12,905,000	13,680,720
Volusia County FL School Board (Tax Revenue, National Insured)	5.00	10-1-2016	1,000,000	1,052,500
Volusia County FL School Board (Tax Revenue, AGM Insured)	5.00	10-1-2016	10,000,000	10,878,400

				411,459,874

Georgia: 1.77%
Atlanta GA Water & Wastewater Project Series A-1 (Water & Sewer Revenue) ±	1.61	11-1-2038	21,500,000	21,496,775
Bartow County GA Development Authority Georgia Power Company Bowen Project (Utilities Revenue) ±	2.70	8-1-2043	17,500,000	17,932,600
Burke County GA Development Authority PCR Oglethorpe Power Corporation Plant Vogtle (Resource Recovery Revenue, AGM Insured) ±(m)(n)	0.30	1-1-2020	3,575,000	3,324,750
Burke County GA Development Authority PCR Oglethorpe Power Corporation Plant Vogtle Series A (Resource Recovery Revenue) ±	2.40	1-1-2040	14,225,000	13,575,060
DeKalb County GA Community Parks & Greenspace Project (GO)	5.00	12-1-2014	1,520,000	1,586,014
Georgia Private Colleges & Universities Authority Mercer University Series B (Education Revenue)	4.00	10-1-2017	3,285,000	3,488,046
Henry County GA Master State Municipal Loan (Miscellaneous Revenue)	4.09	4-24-2016	2,103,001	2,167,437
Main Street Natural Gas Incorporated Georgia Gas Project Series B (Utilities Revenue)	5.00	3-15-2017	7,915,000	8,610,412
Main Street Natural Gas Incorporated Georgia Gas Project Series B (Utilities Revenue)	5.00	3-15-2018	4,240,000	4,653,358
Milledgeville & Baldwin County GA Development Authority College & State University (Education Revenue, Ambac Insured) ±	0.67	10-1-2016	2,785,000	2,774,445
Monroe County GA Development Authority PCR Oglethorpe Power Corporation Scherer Project (Resource Recovery Revenue, AGM Insured) ±(m)(n)	0.30	1-1-2020	2,950,000	2,743,500
Monroe County GA Development Authority PCR Oglethorpe Power Corporation Scherer Project Series A (Resource Recovery Revenue) ±	2.40	1-1-2039	16,000,000	15,268,960
Pike County GA School District (GO, Ambac Insured)	5.70	2-1-2016	630,000	658,791
Public Gas Partners Incorporated Georgia Project Series A (Utilities Revenue)	5.00	10-1-2014	3,000,000	3,097,200
Richmond County GA Development Authority (IDR)	5.15	3-1-2015	2,000,000	2,072,940

				103,450,288

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Guam: 0.10%
Guam Department of Education John F. Kennedy High School Project Series A COP (Miscellaneous Revenue)	5.50%	12-1-2015	$265,000	$272,428
Guam Government Hotel Occupancy Series A (Tax Revenue)	3.75	11-1-2014	1,845,000	1,878,597
Guam Government Waterworks Authority (Water & Sewer Revenue)	4.00	7-1-2015	980,000	977,109
Guam International Airport Authority Series A (Airport Revenue)	5.00	10-1-2019	450,000	479,907
Guam International Airport Authority Series B (Airport Revenue)	5.00	10-1-2018	675,000	722,426
Guam International Airport Authority Series C (Airport Revenue)	5.00	10-1-2018	1,310,000	1,364,064

				5,694,531

Idaho: 0.00%
Idaho Housing & Finance Association Series A (Housing Revenue)	6.25	7-1-2038	115,000	116,313

Illinois: 11.20%
Chicago IL Board of Education Dedicated Series C1 (GO) ±	1.01	3-1-2032	39,000,000	39,168,480
Chicago IL Board of Education Dedicated Series C2 (GO) ±	1.16	3-1-2032	33,000,000	33,086,790
Chicago IL Board of Education Dedicated Series D (GO, AGM Insured)	5.00	12-1-2018	1,400,000	1,564,934
Chicago IL Board of Education Series A (GO)	5.00	12-1-2019	470,000	511,022
Chicago IL Board of Education Series A (GO)	5.00	12-1-2020	715,000	734,741
Chicago IL Board of Education Series A-2 (GO) ±	0.81	3-1-2035	24,000,000	23,813,280
Chicago IL Board of Education Series A3 (GO) ±	0.89	3-1-2036	46,000,000	44,387,240
Chicago IL Board of Education Series C (GO)	5.00	12-1-2019	5,000,000	5,368,500
Chicago IL Board of Education Series D (GO)	5.00	12-1-2019	780,000	839,452
Chicago IL CAB Series A (GO, National Insured) ±	5.53	1-1-2020	1,290,000	1,363,762
Chicago IL Charter School Project (Education Revenue)	5.00	12-1-2014	360,000	369,911
Chicago IL Emergency Telephone System (GO)	5.25	1-1-2018	1,770,000	1,972,754
Chicago IL Housing Authority Capital Program (Housing Revenue, AGM/HUD Insured)	5.00	7-1-2014	2,265,000	2,315,034
Chicago IL Motor Fuel Tax Project Series A (Tax Revenue, AGM Insured) 144Aø	0.34	1-1-2038	11,155,000	11,155,000
Chicago IL Motor Fuel Tax Refunding Bond (Tax Revenue, Ambac Insured)	5.38	1-1-2014	330,000	330,000
Chicago IL O’Hare International Airport Customer Facility Charge (Airport Revenue)	5.00	1-1-2019	1,000,000	1,126,840
Chicago IL O’Hare International Airport Customer Facility Charge (Airport Revenue)	5.00	1-1-2020	850,000	949,144
Chicago IL O’Hare International Airport General Senior Lien Series A (Airport Revenue)	5.00	1-1-2017	2,630,000	2,946,784
Chicago IL O’Hare International Airport General Senior Lien Series A (Airport Revenue)	5.00	1-1-2021	8,535,000	9,384,915
Chicago IL Park District Current Refunding Harbor Facilities Series D (GO)	5.00	1-1-2019	1,000,000	1,120,310
Chicago IL Park District Current Refunding Series B (GO)	5.00	1-1-2019	3,555,000	3,982,702
Chicago IL Project & Refunding Bond Series C (GO, Ambac Insured)	4.00	1-1-2017	975,000	1,042,685
Chicago IL Project & Refunding Bond Series C (GO, National Insured)	4.00	1-1-2017	345,000	368,950
Chicago IL Refunding Bond Emergency Telephone System (GO, National Insured)	5.25	1-1-2020	3,015,000	3,320,600
Chicago IL Refunding Bond Emergency Telephone System (GO, National Insured)	5.50	1-1-2019	2,600,000	2,917,694
Chicago IL Refunding Bond Series A (GO, AGM Insured)	5.00	1-1-2015	100,000	103,940
Chicago IL Refunding Bond Series A (GO, AGM Insured)	5.00	1-1-2019	1,050,000	1,078,497
Chicago IL Refunding Bond Series A (GO, AGM Insured)	5.00	1-1-2020	10,000,000	10,222,400
Chicago IL Refunding Bond Series B (GO, Ambac Insured)	5.13	1-1-2022	10,540,000	11,160,490
Chicago IL Revenue Recovery Zone Facility (IDR)	6.13	12-1-2018	7,435,000	7,926,900
Chicago IL ROC (GO) 144Aø	0.31	7-1-2017	9,785,000	9,785,000
Chicago IL Series A (GO)	5.00	1-1-2019	1,025,000	1,126,516
Chicago IL Series A2 (GO, Ambac Insured)	5.50	1-1-2018	12,350,000	13,443,099
Chicago IL Series B (GO)	5.00	1-1-2019	8,090,000	8,417,564
Chicago IL Series B (GO)	5.00	1-1-2020	2,860,000	2,954,780
Chicago IL Transit Authority Capital Grants Receipts Unrefunded Federal Transit Administration Series 5307B (Miscellaneous Revenue, Ambac Insured)	5.00	6-1-2017	3,325,000	3,669,237
Chicago IL Various Certificates 2008 (GO, Dexia Credit Local LOC, AGM/Ambac Insured, Dexia Credit Local LIQ) 144Aø	0.48	1-1-2019	16,175,000	16,175,000

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Chicago IL Various Projects Series B-1 (GO, JPMorgan Chase & Company SPA) ø	0.40%	1-1-2034	$13,115,000	$13,115,000
Chicago IL Various Projects Series B-2 (GO, JPMorgan Chase & Company SPA) ø	0.40	1-1-2034	22,695,000	22,695,000
Cicero IL Series A (GO, Syncora Guarantee Incorporated Insured)	5.00	1-1-2014	1,335,000	1,335,000
Cicero IL Series A (GO, Syncora Guarantee Incorporated Insured)	5.00	1-1-2015	2,725,000	2,810,211
Cook & Will County IL High School District 206 (GO, AGM Insured)	4.50	12-15-2014	2,540,000	2,611,552
Cook County IL Revenue Adjusted Catholic Theological Union Project (Miscellaneous Revenue, Royal Bank of Scotland LOC) ø	0.39	2-1-2035	9,200,000	9,200,000
Cook County IL Series B (GO)	5.00	11-15-2019	1,000,000	1,102,250
Illinois (GO)	3.00	7-1-2018	2,000,000	2,067,320
Illinois (GO)	4.00	7-1-2018	8,000,000	8,606,640
Illinois (GO)	5.00	9-1-2015	1,885,000	1,944,472
Illinois (GO)	5.00	1-1-2017	3,200,000	3,422,496
Illinois Development Finance Authority Adventist Health System (Health Revenue, AGM Insured)	5.00	5-15-2014	4,500,000	4,562,685
Illinois Finance Authority Advocate Health Sub Series C3B (Health Revenue) ±	4.38	11-1-2038	3,500,000	3,569,790
Illinois Finance Authority Centegra Health System Project (Health Revenue)	5.00	9-1-2019	2,230,000	2,498,135
Illinois Finance Authority Prairie Power Series A (Resource Recovery Revenue) ±	3.00	7-1-2042	4,900,000	4,930,723
Illinois Finance Authority Provena Health Series A (Health Revenue)	5.75	5-1-2019	3,000,000	3,343,680
Illinois Finance Authority Revenue Memorial Health System (Health Revenue)	4.00	4-1-2014	655,000	660,626
Illinois Finance Authority Revenue Memorial Health System (Health Revenue)	4.00	4-1-2015	555,000	575,518
Illinois Finance Authority Revenue Resurrection Health (Health Revenue)	5.00	5-15-2014	3,250,000	3,298,328
Illinois Finance Authority Revenue Roosevelt University Project (Education Revenue)	5.00	4-1-2015	900,000	930,249
Illinois First Series (GO, AGM Insured)	5.50	5-1-2015	4,525,000	4,817,134
Illinois Housing Development Authority (Housing Revenue)	5.00	8-1-2028	2,600,000	2,745,860
Illinois Municipal Electric Agency Power Supply Series A (Utilities Revenue, National Insured)	5.25	2-1-2020	2,705,000	2,903,980
Illinois Refunding Bond (GO, AGM Insured)	5.00	1-1-2017	1,485,000	1,648,008
Illinois Refunding Bond (GO)	5.00	1-1-2018	1,905,000	2,120,551
Illinois Refunding Bond (GO, Ambac Insured)	5.00	11-1-2018	10,650,000	11,030,099
Illinois Refunding Bond (GO)	5.00	1-1-2020	3,400,000	3,745,338
Illinois Refunding Junior Obligations (Tax Revenue)	5.00	6-15-2018	14,055,000	16,092,272
Illinois Series 2004 (GO)	5.00	9-1-2016	10,000,000	10,302,300
Illinois Series 2010 (GO)	5.00	1-1-2016	11,225,000	12,063,171
Illinois Series 2012 (Miscellaneous Revenue)	5.00	8-1-2017	11,875,000	13,232,075
Illinois Series A (Tax Revenue)	4.00	1-1-2016	10,470,000	11,045,536
Illinois Series A (GO)	4.00	1-1-2020	12,265,000	12,830,907
Illinois Series A (Tax Revenue)	4.00	1-1-2021	925,000	950,604
Illinois Toll Highway Authority Series A2 (Transportation Revenue, AGM Insured, PNC Bank NA SPA) ø	0.08	1-1-2031	3,000,000	3,000,000
Illinois Toll Highway Authority Series B (Transportation Revenue, AGM Insured) ø	0.35	1-1-2016	9,000,000	9,000,000
Illinois Toll Highway Authority Series B (Transportation Revenue, AGM Insured) ø	0.35	1-1-2017	30,000,000	30,000,000
Illinois Unemployment Insurance Series A (Tax Revenue)	5.00	12-15-2016	5,200,000	5,852,860
Illinois Unemployment Insurance Series B (Tax Revenue)	4.00	6-15-2020	10,000,000	10,128,900
Illinois Unemployment Insurance Series B (Tax Revenue)	5.00	12-15-2017	4,700,000	5,241,910
Illinois Unemployment Insurance Series B (Tax Revenue)	5.00	6-15-2018	16,465,000	18,279,772
Illinois Unemployment Insurance Series B (Tax Revenue)	5.00	6-15-2019	8,520,000	9,024,725
Illinois Unrefunded Balance Series A (Miscellaneous Revenue)	5.00	10-1-2016	3,965,000	3,978,798
Kane McHenry Cook & Dekalb Counties IL School District #300 (Education Revenue)	5.00	12-1-2019	500,000	533,825
Knox & Warren Counties IL Community United School District # 205 Series A (GO)	3.50	1-1-2015	500,000	512,810
Lake County IL Community School District #60 Waukegan CAB Series A (GO) ¤	0.00	12-1-2018	1,705,000	1,504,049

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Lake County IL Community Consolidated School District (GO, National Insured)	8.70%	1-1-2016	$1,075,000	$1,193,422
Lake County IL Community High School District #117 Antioch CAB Series B (GO, National Insured) ¤	0.00	12-1-2016	4,975,000	4,729,136
Lake County IL Forest Preservation District Series A (GO) ±	0.61	12-15-2016	1,925,000	1,925,770
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Project Series A (Tax Revenue, National Insured) ¤	0.00	6-15-2017	11,210,000	10,487,403
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2017	6,000,000	5,528,940
Regional Transportation Authority Illinois Refunding Balance Series B (Tax Revenue) ±	0.55	6-1-2025	15,355,000	15,355,000
Southern Illinois State University Housing & Auxiliary Facilities System Series A (Education Revenue)	4.00	4-1-2014	1,565,000	1,578,819
Southern Illinois State University Housing & Auxiliary Facilities System Series A (Education Revenue)	4.00	4-1-2015	1,090,000	1,134,963
Southern Illinois State University Housing & Auxiliary Facilities System Series A (Education Revenue)	4.00	4-1-2016	635,000	677,494
Springfield IL Electric Senior Lien (Utilities Revenue, National Insured)	5.00	3-1-2018	12,000,000	12,906,720
Springfield IL Electric Senior Lien (Utilities Revenue, National Insured)	5.00	3-1-2019	5,900,000	6,274,119
University of Illinois COP Infrastructure Project (Miscellaneous Revenue, Ambac Insured)	5.00	8-15-2014	6,275,000	6,409,536
Western Illinois University Auxiliary Facilities System (Education Revenue)	4.00	4-1-2016	855,000	905,231
Western Illinois University Auxiliary Facilities System (Education Revenue)	4.00	4-1-2017	635,000	680,879
Will & Kendall Counties IL Community Consolidated School District # 202 (GO)	4.00	1-1-2014	925,000	925,000
Will & Kendall Counties IL Community Consolidated School District # 202 (GO)	4.00	1-1-2015	1,800,000	1,860,012
Winnebago & Boone Counties IL School Districts CAB #205 Rockford (GO, AGM Insured) ¤	0.00	2-1-2015	500,000	493,380
Winnebago & Boone Counties IL School Districts CAB #205 Rockford (GO, Ambac Insured)	5.00	2-1-2014	1,250,000	1,254,150
Winnebago County IL School District #122 Harlem-Loves Park Prerefunded Balance CAB (GO, AGM Insured) ¤	0.00	1-1-2014	1,290,000	1,290,000
Winnebago County IL School District #122 Harlem-Loves Park Unrefunded Balance CAB (GO, AGM Insured) ¤	0.00	1-1-2014	2,310,000	2,310,000

				653,990,080

Indiana: 3.92%
Indiana Education Facilities Authority CAB (Education Revenue, National Insured) ¤	0.00	2-1-2015	400,000	394,668
Indiana Finance Authority Economic Republic Services Project (Resource Recovery Revenue) ±	0.62	12-1-2037	5,650,000	5,650,000
Indiana Finance Authority Floyd Memorial Hospital & Health Refunding Balance (Health Revenue)	5.00	3-1-2014	1,810,000	1,821,385
Indiana Finance Authority HCFR Jackson County Schneck Hospital (Health Revenue)	4.00	2-15-2014	1,000,000	1,003,420
Indiana Finance Authority HCFR Jackson County Schneck Hospital (Health Revenue)	4.00	2-15-2015	1,230,000	1,265,363
Indiana Finance Authority HEFA Ascension Health Series B2 (Health Revenue)	5.00	3-1-2015	1,895,000	1,970,573
Indiana Finance Authority HEFA Ascension Health Series B3 (Health Revenue) ±	2.21	11-15-2031	70,710,000	72,250,771
Indiana Finance Authority Republic Services Incorporated Project Series B (Resource Recovery Revenue) ±	0.52	5-1-2028	14,000,000	14,000,000
Indiana Finance Authority Revenue Ohio River Bridges East End Crossing Project Series B (IDR)	5.00	1-1-2019	79,200,000	84,344,832
Indiana HFFA Ascension Health Series A-1 (Health Revenue) ±	2.80	11-1-2027	12,000,000	12,331,440
Indianapolis IN Local Public Improvement Bond Bank (Water & Sewer Revenue, AGM Insured, Citibank NA LIQ) 144Aø	0.26	1-1-2017	9,825,000	9,825,000

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Indiana (continued)
Knox County IN Economic Development Good Samaritan Hospital Series A (Health Revenue)	3.00%	4-1-2015	$600,000	$615,738
Knox County IN Economic Development Good Samaritan Hospital Series A (Health Revenue)	3.00	4-1-2016	600,000	623,148
Petersburg IN PCR Refunding Bond Industry Power & Light (IDR, National Insured)	5.40	8-1-2017	1,000,000	1,113,320
Plainfield IN Redevelopment District Ronald Reagan Corridor Project (Tax Revenue) ±	4.88	2-1-2035	10,000,000	10,022,100
Zionsville IN Community Schools Building Corporation Series DCL 047 (Miscellaneous Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) ø	0.27	1-15-2025	11,420,000	11,420,000

				228,651,758

Iowa: 0.42%
Iowa Finance Authority HCFR Series A (Health Revenue, AGM Insured)	3.13	8-15-2014	1,000,000	1,014,850
Iowa Finance Authority Midwestern Iowa Fertilizer Company Project (IDR)	5.00	12-1-2019	17,000,000	16,317,960
Iowa Student Loan Liquidity Corporation Senior Series A1 (Education Revenue)	4.40	12-1-2018	6,955,000	7,257,682

				24,590,492

Kansas: 0.68%
Kansas Development Finance Authority Series F (Health Revenue)	3.00	11-15-2014	650,000	663,949
Wyandotte County & Kansas City KS Unified Government Special Obligation Second Lien CAB Series A (Tax Revenue) ¤	0.00	6-1-2021	57,510,000	38,860,082

				39,524,031

Kentucky: 0.62%
Ashland KY Ashland Hospital Corporation Series B (Health Revenue)	4.00	2-1-2014	1,000,000	1,003,000
Ashland KY Medical Center Ashland Hospital Corporation Series B (Health Revenue)	5.00	2-1-2019	1,500,000	1,669,710
Ashland KY Medical Center Ashland Hospital Corporation Series B (Health Revenue)	5.00	2-1-2020	1,000,000	1,104,080
Kenton County KY Airport Board Cincinnati Northern Kentucky Series A (Airport Revenue, National Insured)	5.63	3-1-2014	1,230,000	1,235,597
Kenton County KY Airport Board Cincinnati Northern Kentucky Series A (Airport Revenue, National Insured)	5.63	3-1-2015	2,710,000	2,721,274
Kentucky EDFA King’s Daughters Medical Center (Health Revenue)	5.00	2-1-2017	1,000,000	1,099,330
Kentucky Public Transportation Infrastructure Authority Tolls BAN Downtown Crossing Project Series A (Transportation Revenue)	5.00	7-1-2017	25,000,000	27,594,500

				36,427,491

Louisiana: 3.77%
DeSoto Parish LA PCR Southwestern Electrical Power (Utilities Revenue) ±	3.25	1-1-2019	28,000,000	28,519,400
East Baton Rouge Parish LA Sewerage Commission Series A (Water & Sewer Revenue) ±	0.92	2-1-2046	46,000,000	46,069,460
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Sewer Commission Series B (Tax Revenue) ±	0.82	2-1-2049	35,500,000	34,939,100
Louisiana Local Government Environmental Facilities & CDA Louisiana Tech University Project (Housing Revenue)	3.00	7-1-2017	680,000	719,188
Louisiana Local Government Environmental Facilities & CDA Louisiana Tech University Project (Housing Revenue)	3.00	7-1-2018	525,000	548,872
Louisiana Local Government Environmental Facilities & CDA Series A (Education Revenue)	4.00	10-1-2014	1,500,000	1,539,300
Louisiana PFA Nineteenth Judicial District Court (Miscellaneous Revenue, National Insured)	5.00	6-1-2016	1,000,000	1,090,990
Louisiana Regional Transit Authority CAB (Tax Revenue, National Insured) ¤	0.00	12-1-2021	5,000,000	3,405,300

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Louisiana (continued)
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Airport Revenue)	4.63%	1-1-2015	$1,120,000	$1,157,330
New Orleans LA Aviation Board Series A Refunding Balance (Airport Revenue, AGM Insured)	5.00	1-1-2015	1,000,000	1,044,930
New Orleans LA Aviation Board Series B-2 Refunding Balance (Airport Revenue, AGM Insured)	5.00	1-1-2015	1,845,000	1,927,896
New Orleans LA Master Lease (GO) (i)	5.25	1-1-2018	12,932,910	13,210,709
St. Bernard Parish LA Sales & Uses Tax (Tax Revenue)	4.00	3-1-2017	3,135,000	3,364,106
St. Bernard Parish LA Sales & Uses Tax (Tax Revenue)	4.00	3-1-2018	3,245,000	3,493,405
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A1 (IDR) ø	0.35	11-1-2040	24,435,000	24,435,000
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series B1 (IDR) ø	0.35	11-1-2040	54,720,000	54,720,000

				220,184,986

Maine: 0.08%
Bucksport ME Solid Waste Disposal International Paper Series A (IDR)	4.00	3-1-2014	3,135,000	3,148,606
Maine Educational Loan Authority Class A Series A1 (Education Revenue, AGM Insured)	4.95	12-1-2014	1,670,000	1,723,624

				4,872,230

Maryland: 1.78%
Howard County MD Housing Commission Series A (Housing Revenue) ±	1.31	7-1-2034	16,050,000	16,052,087
Maryland Health & HEFAR John Hopkins Health System Series A (Health Revenue) ±	0.71	5-15-2046	8,000,000	7,966,880
Maryland Health & HEFAR John Hopkins Health System Series B (Health Revenue) ±	0.69	5-15-2029	11,000,000	10,945,110
Maryland Health & HEFAR John Hopkins Health System Series B (Health Revenue) ±	1.26	5-15-2042	12,500,000	12,664,000
Maryland Health & HEFAR John Hopkins Health System Series C (Health Revenue) ±	0.94	5-15-2038	22,400,000	22,480,640
Maryland Health & HEFAR John Hopkins Health System Series C (Health Revenue) ±	0.94	5-15-2038	19,065,000	19,133,634
Washington MD Suburban Sanitary Commission (GO)	5.00	6-1-2019	12,500,000	14,771,250

				104,013,601

Massachusetts: 1.56%
Massachusetts Development Finance Agency Boston Medical Center Series C (Health Revenue)	5.00	7-1-2015	1,000,000	1,052,180
Massachusetts Development Finance Agency Dominion Energy Brayton Recovery Zone Series A (Utilities Revenue) ±	2.25	12-1-2041	2,665,000	2,786,124
Massachusetts Development Finance Agency Southcoast Health System Obligation Series F (Health Revenue)	3.00	7-1-2016	500,000	528,195
Massachusetts Development Finance Agency Southcoast Health System Obligation Series F (Health Revenue)	3.00	7-1-2017	500,000	532,530
Massachusetts Educational Financing Authority Issue I Series A (Education Revenue)	2.75	1-1-2014	2,185,000	2,185,000
Massachusetts Educational Financing Authority Issue I Series A (Education Revenue)	3.15	1-1-2015	1,695,000	1,731,171
Massachusetts HEFA Massachusetts Eye & Ear Infirmary Series C (Health Revenue)	5.00	7-1-2015	700,000	735,028
Massachusetts HEFA Partners Healthcare Series G6 (Health Revenue) ±	0.94	7-1-2038	40,000,000	40,026,400
Massachusetts Series A (GO) ±	0.58	9-1-2016	4,000,000	4,028,240
Massachusetts Series A (GO) ±	0.59	2-1-2014	12,070,000	12,075,069
Massachusetts Series A (GO) ø	0.72	2-1-2015	3,350,000	3,350,000
Massachusetts Various Consolidated Loan Series D (Tax Revenue) ±	0.49	1-1-2018	9,500,000	9,599,940
Massachusetts Water Resources Authority Series B (Water & Sewer Revenue, Ambac Insured)	5.25	12-1-2015	980,000	1,038,526
Massachusetts Water Resources Authority Series D (Water & Sewer Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) 144Aø	0.32	8-1-2025	11,540,000	11,540,000

				91,208,403

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Michigan: 4.15%
Detroit MI City School District Refunding Bond School Building & Site Improvement Series A (GO, AGM/Qualified School Board Loan Fund Insured)	5.00%	5-1-2014	$1,665,000	$1,689,143
Detroit MI City School District Series DCL 045 (GO, Dexia Credit Local LOC, AGM/Qualified School Board Loan Fund Insured, Dexia Credit Local LIQ) ø	0.71	5-1-2030	18,880,000	18,880,000
Detroit MI Distribution State Aid (GO)	5.00	11-1-2016	855,000	912,995
Detroit MI Series B (GO, AGM Insured)	5.00	4-1-2015	1,140,000	1,130,048
Detroit MI Sewage Disposal System Senior Lien Series A (Water & Sewer Revenue, National Insured)	5.00	7-1-2016	3,000,000	2,996,040
Detroit MI Sewage Disposal System Senior Lien Series A (Water & Sewer Revenue, National Insured)	5.50	7-1-2016	1,000,000	1,003,280
Detroit MI Sewer Disposal System Second Lien Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2016	2,470,000	2,466,740
Detroit MI Sewer Disposal System Second Lien Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2017	4,375,000	4,344,288
Detroit MI Sewer Disposal System Senior Lien Series A (Water & Sewer Revenue, National Insured)	5.25	7-1-2018	1,835,000	1,816,136
Detroit MI Sewer Disposal System Senior Lien Series A (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2014	5,000,000	5,023,050
Detroit MI Sewer Disposal System Senior Lien Series A (Water & Sewer Revenue, AGM Insured)	5.50	7-1-2016	12,535,000	12,666,241
Detroit MI Sewer Disposal System Senior Lien Series A (Water & Sewer Revenue, National Insured)	6.00	7-1-2014	800,000	805,232
Detroit MI Sewer Disposal System Senior Lien Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2018	3,695,000	3,656,942
Detroit MI Sewer Disposal System Senior Lien Series C-1 (Water & Sewer Revenue, AGM Insured)	5.25	7-1-2018	300,000	303,471
Detroit MI Sewer Disposal System Senior Lien Series C-1 (Water & Sewer Revenue, AGM Insured)	5.25	7-1-2020	1,835,000	1,844,726
Detroit MI Water & Sewage Disposal System Senior Lien Series A (Water & Sewer Revenue)	5.00	7-1-2014	1,420,000	1,419,659
Detroit MI Water & Sewage Disposal System Senior Lien Series A (Water & Sewer Revenue)	5.00	7-1-2015	2,505,000	2,503,046
Detroit MI Water Supply System (Water & Sewer Revenue, National Insured)	6.50	7-1-2015	1,720,000	1,741,380
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue)	5.00	7-1-2018	750,000	743,460
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, AGM Insured)	5.50	7-1-2018	10,355,000	10,442,293
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, National Insured) ±	5.00	7-1-2018	440,000	435,468
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, AGC/National Insured) ±	5.00	7-1-2018	400,000	400,464
Detroit MI Water Supply System Senior Lien Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2018	5,050,000	4,997,985
Detroit MI Water Supply System Senior Lien Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2019	4,350,000	4,261,695
Detroit MI Water Supply System Series A (Water & Sewer Revenue, National Insured) ±	5.25	7-1-2017	1,455,000	1,444,786
Detroit MI Water Supply System Series B (Water & Sewer Revenue, National Insured) ±	4.25	7-1-2016	1,075,000	1,062,713
Detroit MI Water Supply System Series B (Water & Sewer Revenue, National Insured) ±	5.00	7-1-2017	6,400,000	6,355,072
Detroit MI Water Supply System Series C (Water & Sewer Revenue, National Insured)	5.25	7-1-2016	1,400,000	1,399,916
Detroit Wayne County MI Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2015	1,250,000	1,315,238
Detroit Wayne County MI Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2016	1,100,000	1,180,487
Detroit Wayne County MI Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2017	1,100,000	1,185,723

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	21

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Flint MI International Academy Public School Project (Education Revenue)	5.00%	10-1-2017	$975,000	$996,986
Grand Ledge MI Public School District Refunding Bond (GO, National/Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,460,000	1,526,401
Huron Valley MI School District (GO, National/Qualified School Board Loan Fund Insured)	5.00	5-1-2015	2,965,000	3,143,582
Kent MI Hospital Finance Authority Spectrum Health Series A (Health Revenue) ±	5.25	1-15-2047	3,200,000	3,206,304
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue)	5.00	6-1-2014	16,070,000	16,312,496
Michigan Finance Authority School District (Miscellaneous Revenue)	4.00	6-1-2017	800,000	839,048
Michigan Finance Authority School District (Miscellaneous Revenue)	5.00	6-1-2016	1,575,000	1,689,566
Michigan Finance Authority School District (Miscellaneous Revenue)	5.00	6-1-2017	1,500,000	1,629,735
Michigan Finance Authority Unemployment Obligation Assessment Series B (Miscellaneous Revenue)	5.00	1-1-2020	25,000,000	28,958,500
Michigan Finance Authority Unemployment Obligation Assessment Series B (Miscellaneous Revenue)	5.00	7-1-2020	14,500,000	16,726,620
Michigan Hospital Finance Authority Ascension Health Series A-3 (Health Revenue) ±	1.87	11-1-2027	6,550,000	6,576,397
Michigan Hospital Finance Authority Ascension Health Series F-4 (Health Revenue) ±	1.95	11-15-2047	11,435,000	10,749,014
Michigan Hospital Finance Authority Sparrow Hospital Obligation (Health Revenue)	5.00	11-15-2015	1,000,000	1,066,760
Michigan Housing Development Authority Limited Greenwood Villa Project (Housing Revenue, AGM Insured)	4.75	9-15-2017	2,450,000	2,575,391
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	4.25	5-1-2015	990,000	1,012,384
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	5.00	5-1-2016	415,000	435,372
Michigan Municipal Bond Authority Local Government Loan Program Series B (Miscellaneous Revenue, Ambac Insured)	5.75	12-1-2014	3,555,000	3,660,548
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	3.50	5-1-2014	80,000	80,059
Michigan PFOTER Series 4711 (GO, AGM/Qualified School Board Loan Fund Insured, Dexia Credit Local LIQ) 144Aø	0.99	5-1-2029	30,900,000	30,900,000
Michigan Strategic Fund Obligation Dow Chemical Series B2 (IDR)	6.25	6-1-2014	6,000,000	6,112,620
Wayne County MI Airport Authority Refunding Bond Detroit Metropolitan Airport (Airport Revenue, AGC/MBIA/FGIC Insured)	5.00	12-1-2015	1,110,000	1,200,065
Wayne County MI Airport Authority Series D (Airport Revenue)	5.00	12-1-2015	1,290,000	1,389,149
Western Michigan University Refunding Bond (Education Revenue)	5.00	11-15-2020	1,000,000	1,135,070

				242,349,784

Minnesota: 0.53%
Central MN Municipal Power Agency Brookings Southeast Twin Cities Transmission Project (Utilities Revenue)	5.00	1-1-2017	1,215,000	1,261,255
Chaska MN Independent School District # 112 COP Series B (Miscellaneous Revenue)	3.00	12-1-2014	530,000	542,561
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A (Health Revenue)	4.00	8-15-2014	1,200,000	1,227,888
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A1 (Health Revenue, AGM Insured)	4.00	8-15-2015	750,000	788,573
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series B (Health Revenue, AGM Insured) ±	5.00	8-15-2015	600,000	640,914
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, Ambac Insured) ±(m)(n)	0.09	11-15-2017	9,000,000	8,595,000
Minneapolis MN Health Care System Fairview Health Services Series B (Health Revenue, National Insured)	5.50	5-15-2016	2,200,000	2,219,734

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Minnesota (continued)
Minnesota Agricultural & Economic Development Board Health Care Facilities Project Essentia Health Obligated Group Series A (Health Revenue)	4.75%	2-15-2015	$14,455,000	$14,493,017
Saint Paul MN Housing & RDA Community Peace Academy Project Series A (Housing Revenue)	5.00	12-1-2018	1,250,000	1,292,175

				31,061,117

Mississippi: 0.15%
Mississippi Business Finance Corporation Gulf Opportunity Zone Series A (Utilities Revenue)	3.25	5-1-2014	950,000	953,325
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2016	495,000	551,440
Mississippi Refunding Bond Capital Improvements Projects Series D (Miscellaneous Revenue) ±	0.59	9-1-2017	7,100,000	7,122,010

				8,626,775

Missouri: 0.78%
Jackson County MO Special Obligation Harry S. Truman Sports Complex (Tax Revenue)	5.00	12-1-2019	3,000,000	3,273,330
Missouri Development Finance Board Refunding Bond & Improvement Electric System Series F (Miscellaneous Revenue)	4.00	6-1-2016	500,000	533,905
Missouri Joint Municipal Electric Utility Commission (Utilities Revenue)	5.00	1-1-2014	1,295,000	1,295,000
Missouri Joint Municipal Electric Utility Commission (Utilities Revenue)	5.00	1-1-2015	1,380,000	1,441,300
Missouri Joint Municipal Electric Utility Commission (Utilities Revenue)	5.00	1-1-2016	1,910,000	2,067,651
Sikeston MO Electric System Refunding Bond (Utilities Revenue)	5.00	6-1-2019	11,625,000	12,762,739
Sikeston MO Electric System Refunding Bond (Utilities Revenue, National Insured)	6.00	6-1-2014	1,000,000	1,021,460
St. Louis MO Municipal Finance Corporation (Miscellaneous Revenue)	5.00	2-15-2015	1,000,000	1,045,930
St. Louis MO Municipal Finance Corporation (Miscellaneous Revenue)	5.00	2-15-2016	1,000,000	1,080,750
St. Louis MO PFOTER Series 004 (Airport Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) 144Aø	0.27	7-1-2026	21,190,000	21,190,000

				45,712,065

Nebraska: 0.25%
Central Plains NE Energy Project # 1 Series A (Utilities Revenue)	5.00	12-1-2015	11,630,000	12,379,902
Central Plains NE Energy Project # 1 Series A (Utilities Revenue)	5.00	12-1-2014	2,275,000	2,355,922

				14,735,824

Nevada: 1.53%
Clark County NV Airport Jet Aviation Fuel Tax Series A (Airport Revenue, Citibank NA LIQ) 144Aø	0.26	1-1-2018	11,250,000	11,250,000
Clark County NV Airport Jet Aviation Fuel Tax Series A (Airport Revenue)	5.00	7-1-2019	1,000,000	1,126,080
Clark County NV Airport Jet Aviation Fuel Tax Series A (Airport Revenue)	5.00	7-1-2020	1,000,000	1,113,900
Clark County NV Airport ROC (Airport Revenue, Citibank NA LIQ) 144Aø	0.26	1-1-2018	13,050,000	13,050,000
Clark County NV School District Series A (GO, National Insured)	5.00	6-15-2019	9,155,000	9,779,463
Clark County NV School District Series B (GO, National Insured)	5.00	6-15-2018	5,240,000	5,597,420
Clark County NV School District Series B (GO)	5.00	6-15-2019	28,800,000	33,299,424
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	2.00	6-1-2014	445,000	443,892
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	2.00	6-1-2015	495,000	487,303
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	3.00	6-1-2016	495,000	488,966
Nevada River Commission Hoover Upgrading Project Series E (GO)	5.00	10-1-2015	4,365,000	4,721,577
Nevada River Commission Hoover Upgrading Project Series E (GO)	5.00	10-1-2016	4,595,000	5,157,612

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	23

Security name	Interest rate	Maturity date	Principal	Value

Nevada (continued)
Sparks NV Redevelopment Agency Tax Increment Area # 1 (Tax Revenue)	4.00%	1-15-2014	$1,260,000	$1,260,920
Sparks NV Redevelopment Agency Tax Increment Area # 1 (Tax Revenue)	4.00	1-15-2015	1,520,000	1,546,281

				89,322,838

New Hampshire: 0.15%
New Hampshire HEFA Catholic Medical Center (Health Revenue)	4.00	7-1-2018	2,405,000	2,524,144
New Hampshire HEFA Catholic Medical Center (Health Revenue)	4.00	7-1-2019	2,635,000	2,745,934
New Hampshire HFA SFMR Series B (Housing Revenue)	5.00	7-1-2027	3,445,000	3,641,399

				8,911,477

New Jersey: 5.37%
Atlantic City NJ Refunding Tax Appeal (GO)	4.00	11-1-2016	1,255,000	1,342,637
Atlantic City NJ Refunding Tax Appeal (GO)	4.00	11-1-2017	3,965,000	4,270,265
Casino Reinvestment Development Authority New Jersey Hotel Room Fee Revenue (Miscellaneous Revenue, Ambac Insured)	5.00	1-1-2015	2,310,000	2,389,949
Hudson County NJ COP (Miscellaneous Revenue, National Insured)	6.25	6-1-2016	2,000,000	2,224,180
Hudson County NJ Refunding Bond County College (GO)	4.00	7-15-2017	1,000,000	1,097,150
Hudson County NJ Refunding Bond County College (GO)	4.00	7-15-2018	1,135,000	1,248,489
Jersey City NJ Refunding Bond (GO, AGM Insured)	4.00	9-1-2017	1,620,000	1,768,554
Morris-Union Jointure Commission NJ Refunding Bond (Miscellaneous Revenue, AGM Insured)	4.00	8-1-2015	750,000	781,605
Morris-Union Jointure Commission NJ Refunding Bond (Miscellaneous Revenue, AGM Insured)	4.00	8-1-2016	2,235,000	2,373,771
New Jersey EDA Cigarette Tax (Tobacco Revenue, Radian Insured)	5.38	6-15-2014	3,500,000	3,583,125
New Jersey EDA Cigarette Tax (Tobacco Revenue, Radian Insured)	5.38	6-15-2015	8,325,000	8,941,466
New Jersey EDA Cigarette Tax Series 2012 (Tobacco Revenue)	5.00	6-15-2016	10,000,000	10,867,300
New Jersey EDA Cigarette Tax Series 2012 (Tobacco Revenue)	5.00	6-15-2017	18,520,000	20,445,895
New Jersey EDA Motor Vehicle Commission Series A (Miscellaneous Revenue, National Insured)	5.25	7-1-2016	2,190,000	2,242,998
New Jersey EDA School Facilities Construction Notes (Miscellaneous Revenue) ø	0.96	2-1-2017	20,000,000	20,028,000
New Jersey EDA School Facilities Construction Notes Series DD1 (Miscellaneous Revenue)	5.00	12-15-2018	14,500,000	16,767,075
New Jersey EDA School Facilities Series C (Miscellaneous Revenue) ±	1.86	2-1-2018	38,000,000	38,766,840
New Jersey HCFR Series 3018 (Health Revenue, AGM Insured) 144Aø	0.50	7-1-2038	21,805,285	21,805,285
New Jersey Higher Education Assistance Authority Series A (Education Revenue)	5.00	6-1-2014	5,555,000	5,661,989
New Jersey PFOTER Series 4716 (Miscellaneous Revenue, National/FGIC Insured, Dexia Credit Local LIQ) 144Aø	0.41	9-1-2027	36,245,000	36,245,000
New Jersey PFOTER Series 4717 (GO, Ambac Insured, Dexia Credit Local LIQ) 144Aø	0.34	12-15-2022	45,320,000	45,320,000
New Jersey Tobacco Settlement Financing Corporation Series 1A (Tobacco Revenue)	5.00	6-1-2014	2,500,000	2,533,125
New Jersey Tobacco Settlement Financing Corporation Series 1A (Tobacco Revenue)	5.00	6-1-2015	1,000,000	1,041,680
New Jersey Tobacco Settlement Financing Corporation Series C (Tobacco Revenue, Morgan Stanley Bank LIQ) 144Aø	0.76	6-1-2029	18,565,000	18,565,000
New Jersey Transit Corporation Certificates Federal Transit Administration Grants Series A (Miscellaneous Revenue, National Insured)	5.00	9-15-2016	5,105,000	5,460,614
New Jersey Transit Corporation Certificates Federal Transit Administration Grants Series A (Miscellaneous Revenue, National Insured)	5.00	9-15-2017	7,265,000	8,176,467
New Jersey Transit Corporation Series A (Miscellaneous Revenue, Ambac Insured)	5.50	9-15-2015	1,000,000	1,079,170
New Jersey Transportation Trust Fund Authority Series D (Transportation Revenue)	5.00	12-15-2018	11,440,000	13,246,376
Newark NJ Housing Authority Newark Redevelopment Project (Miscellaneous Revenue, National Insured)	5.00	1-1-2015	1,450,000	1,499,010

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New Jersey (continued)
Newark NJ Housing Authority Newark Redevelopment Project (Miscellaneous Revenue, National Insured)	5.00%	1-1-2016	$560,000	$595,846
Newark NJ Housing Authority Newark Redevelopment Project (Miscellaneous Revenue, National Insured)	5.00	1-1-2016	1,070,000	1,138,491
Newark NJ Housing Authority Newark Redevelopment Project (Miscellaneous Revenue, National Insured)	5.00	1-1-2017	3,455,000	3,734,371
Newark NJ TAN Series A (GO)	1.50	2-20-2014	4,635,000	4,636,900
Rutgers University Series J (Education Revenue)	4.00	5-1-2018	700,000	781,067
Rutgers University Series L (Education Revenue)	5.00	5-1-2017	600,000	681,240
Rutgers University Series L (Education Revenue)	5.00	5-1-2018	300,000	346,671
Winslow Township NJ Board of Education Refunding Bond (GO)	3.00	8-1-2017	600,000	637,362
Winslow Township NJ Board of Education Refunding Bond (GO)	4.00	8-1-2018	425,000	468,801
Winslow Township NJ Board of Education Refunding Bond (GO)	4.00	8-1-2019	525,000	578,246

				313,372,010

New Mexico: 0.22%
Clayton NM Jail Project (Miscellaneous Revenue, CIFG Insured)	5.00	11-1-2014	1,250,000	1,283,775
Clayton NM Jail Project (Miscellaneous Revenue, CIFG Insured)	5.00	11-1-2015	875,000	921,611
Clayton NM Jail Project (Miscellaneous Revenue, CIFG Insured)	5.00	11-1-2016	2,100,000	2,262,960
Farmington NM PCR Series B (GO) ±	4.75	6-1-2040	5,000,000	5,307,900
New Mexico Educational Assistance Foundation Series A2 (Education Revenue) ±	0.89	12-1-2028	2,665,000	2,665,000
New Mexico Mortgage Finance Authority SFMR Class IA2 (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.60	1-1-2039	495,000	523,715
New Mexico Mortgage Finance Authority SFMR Class ID2 (Housing Revenue, GNMA/FNMA/FHLMC Insured)	4.05	7-1-2026	160,000	160,318

				13,125,279

New York: 13.46%
Dutchess County NY Dutchess County Local Development Corporation Health Quest System Incorporated Series A (Health Revenue, AGM Insured)	5.00	7-1-2014	1,085,000	1,108,132
Liberty Development Corporation New York Series 1207 (Miscellaneous Revenue) 144Aø	0.38	10-1-2035	5,000,000	5,000,000
Metropolitan Transportation Authority New York BAN Series A (Transportation Revenue) ±144A	0.71	4-19-2015	50,000,000	50,024,000
Metropolitan Transportation Authority New York Sub Series B3 (Transportation Revenue) ±	0.96	11-1-2018	32,600,000	32,801,794
Metropolitan Transportation Authority New York Sub Series G3 (Transportation Revenue) ±	0.81	11-1-2031	16,000,000	16,068,000
Metropolitan Transportation Authority New York Sub Series G4 (Transportation Revenue) ±	0.95	11-1-2030	11,755,000	11,835,169
Monroe County NY Airport Authority Greater Rochester International Airport (Airport Revenue, National Insured)	5.75	1-1-2014	4,010,000	4,010,000
Monroe County NY Airport Authority Greater Rochester International Airport (Airport Revenue, National Insured)	5.75	1-1-2015	5,030,000	5,221,945
Monroe County NY Airport Authority Greater Rochester International Airport (Airport Revenue, National Insured)	5.88	1-1-2016	3,830,000	4,115,258
Nassau County NY Local Economic Assistance Winthrop University Hospital Project (Health Revenue)	4.00	7-1-2016	1,400,000	1,486,282
New York Dormitory Authority Non Miriam Osborn Memorial Home Association (Health Revenue)	2.00	7-1-2016	1,800,000	1,833,570
New York Dormitory Authority North Shore Jewish Series B (Health Revenue) ±	0.89	5-1-2018	13,935,000	13,865,046

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	25

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
New York Dormitory Authority Series A (Miscellaneous Revenue)	5.00%	7-1-2014	$1,200,000	$1,228,404
New York Energy R&D Authority Electric & Gas Corporation Series A (Utilities Revenue)	2.13	3-15-2015	19,500,000	19,747,065
New York Energy R&D Authority Series A (Resource Recovery Revenue, Ambac Insured) ±(m)(n)	0.42	7-1-2015	25,000,000	25,000,000
New York Environmental Facilities Corporation Municipal Water Series A (Water & Sewer Revenue)	5.00	6-15-2017	2,250,000	2,572,470
New York Environmental Facilities Corporation Municipal Water Series A (Water & Sewer Revenue)	5.00	6-15-2018	750,000	873,015
New York Environmental Facilities Corporation Municipal Water Series A (Water & Sewer Revenue)	5.00	6-15-2019	1,000,000	1,174,690
New York Environmental Facility Corporation Solid Waste Management Incorporated Project (IDR) ±	0.70	5-1-2030	10,000,000	10,000,000
New York IDA American Airlines JFK International Airport (IDR)	7.50	8-1-2016	12,160,000	12,882,669
New York IDA Terminal One Group Association Project (Miscellaneous Revenue) ±	5.50	1-1-2020	2,000,000	2,146,780
New York Local Government Assistance Corporation Series A9V (Tax Revenue, AGM Insured) ±(m)(n)	0.09	4-1-2017	39,800,000	39,203,000
New York NY Adjusted Fiscal 2008 Sub Series C4 (GO, AGM Insured) ±(m)	0.30	10-1-2027	7,975,000	7,975,000
New York NY Adjusted Fiscal 2008 Sub Series J5 (GO, Dexia Credit Local SPA) ø	0.31	8-1-2028	13,780,000	13,780,000
New York NY Adjusted Fiscal 2008 Sub Series J7 (GO) ±	0.53	8-1-2021	19,000,000	18,982,140
New York NY IDA Cong Machne Chaim Incorporated (Miscellaneous Revenue) ø	0.56	5-1-2036	7,635,000	7,635,000
New York NY IDA Refunding Bond Senior Trips Series A (Airport Revenue)	5.00	7-1-2016	2,250,000	2,324,115
New York NY IDA Refunding Bond Senior Trips Series A (Airport Revenue)	5.00	7-1-2017	2,000,000	2,080,620
New York NY Municipal Water Finance Authority Series AA2 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.45	6-15-2032	27,425,000	27,425,000
New York NY Municipal Water Finance Authority Series AA3 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.31	6-15-2032	10,050,000	10,050,000
New York NY Municipal Water Finance Authority Series F1 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.32	6-15-2033	41,215,000	41,215,000
New York NY Sub Series A-6 (GO, AGM Insured, Dexia Credit Local SPA) ø	0.31	11-1-2026	8,000,000	8,000,000
New York NY Sub Series F2 (GO) ø	4.40	12-15-2017	11,520,000	11,520,000
New York NY Sub Series L-5 (GO, Dexia Credit Local SPA) ø	0.34	4-1-2035	9,000,000	9,000,000
New York NY Transitional Finance Authority NYC Recovery Series 3 (Tax Revenue, Dexia Credit Local SPA) ø	0.30	11-1-2022	19,605,000	19,605,000
New York NY Transitional Finance Authority Sub Series 2B (Tax Revenue, Dexia Credit Local SPA) ø	0.30	11-1-2022	24,550,000	24,550,000
New York NY Transitional Finance Authority Sub Series A3 (Tax Revenue, Dexia Credit Local SPA) ø	0.31	8-1-2023	33,000,000	33,000,000
New York NY Transitional Finance Authority Sub Series C3 (Tax Revenue, Dexia Credit Local SPA) ø	0.30	8-1-2031	33,650,000	33,650,000
New York Tobacco Settlement Financing Corporation Series B (Tobacco Revenue)	5.00	6-1-2017	6,500,000	7,383,220
New York Urban Development Corporation COP James A. Farley Post Office Building Refinancing (Miscellaneous Revenue)	4.00	2-1-2015	33,500,000	33,659,125
Niagara Falls NY Bridge Commission Series B (Transportation Revenue, National Insured)	5.25	10-1-2015	380,000	390,986
Oyster Bay NY BAN (GO)	5.00	8-8-2014	37,785,000	38,741,716
Oyster Bay NY Public Improvement (GO, Ambac Insured)	4.00	1-15-2014	3,955,000	3,960,695
Oyster Bay NY Public Improvement Series B (GO)	3.00	11-1-2018	1,140,000	1,192,919
Public Housing Capital Fund Trust I (Miscellaneous Revenue, HUD Insured) 144A	4.50	7-1-2022	11,437,095	11,993,166
Public Housing Capital Fund Trust II (Miscellaneous Revenue, HUD Insured) 144A	4.50	7-1-2022	4,527,931	4,730,511
Ramapo NY BAN Series A (GO)	4.70	5-28-2014	5,000,000	5,021,700
Suffolk County NY Economic Development Catholic Health Services (Health Revenue)	5.00	7-1-2016	1,250,000	1,366,963

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Lease Revenue)	5.00%	11-1-2016	$2,245,000	$2,455,963
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Lease Revenue)	5.00	11-1-2017	2,365,000	2,622,667
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Lease Revenue)	5.00	11-1-2018	2,640,000	2,941,937
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Lease Revenue)	5.00	11-1-2019	2,775,000	3,080,195
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Lease Revenue)	5.00	11-1-2020	2,915,000	3,198,571
Suffolk County NY Refunding Bond Series B (GO)	4.00	10-1-2015	1,000,000	1,057,550
Syracuse NY Public Improvement Series B (GO, AGM Insured)	4.00	4-15-2014	850,000	858,679
Tobacco Settlement Financing Corporation Asset Backed Series B (Tobacco Revenue)	5.00	6-1-2019	27,000,000	28,020,150
Tobacco Settlement Financing Corporation Asset Backed Series B (Tobacco Revenue)	5.00	6-1-2020	20,000,000	21,738,000
Triborough Bridge & Tunnel Authority New York Various Refunding Bond Sub Series AB (Transportation Revenue, AGM Insured, JPMorgan Chase & Company SPA) ø	0.25	1-1-2019	17,680,000	17,680,000
Triborough Bridge & Tunnel Authority New York Various Refunding Bond Sub Series BE (Transportation Revenue) ±	0.76	1-1-2032	31,200,000	31,203,432
Triborough Bridge & Tunnel Authority New York Various Refunding Bond Sub Series CD (Transportation Revenue, AGM Insured) ø	0.21	1-1-2019	10,935,000	10,935,000
Troy NY Troy Capital Resource Corporation Series B (Education Revenue)	5.00	9-1-2015	2,000,000	2,147,880
Westchester County NY Westchester County Healthcare Corporation Series B (Health Revenue)	4.00	11-1-2014	1,700,000	1,745,968
Westchester County NY Westchester County Healthcare Corporation Series B (Health Revenue)	5.00	11-1-2014	4,815,000	4,987,184
Westchester County NY Westchester County Healthcare Corporation Series B (Health Revenue)	5.00	11-1-2015	3,000,000	3,218,130
Yonkers NY IDA Series A (GO)	5.00	10-1-2014	1,500,000	1,547,280
Yonkers NY IDA Series A (GO)	5.00	10-1-2015	2,295,000	2,449,867
Yonkers NY IDA Series A (GO)	5.00	10-1-2016	2,000,000	2,198,640

				785,517,258

North Carolina: 0.52%
North Carolina Eastern Municipal Power Agency Series C (Utilities Revenue, AGM Insured)	6.00	1-1-2019	890,000	971,106
North Carolina Eastern Municipal Power Agency Series D (Utilities Revenue)	5.00	1-1-2016	5,000,000	5,435,650
North Carolina Eastern Municipal Power Agency Series D (Utilities Revenue)	5.00	1-1-2017	10,000,000	11,188,700
North Carolina Grant Anticipation Capital Improvement (Miscellaneous Revenue) ±	4.00	3-1-2023	11,500,000	12,490,725

				30,086,181

North Dakota: 0.12%
Fargo ND Sanford Health System (Health Revenue)	4.00	11-1-2015	4,115,000	4,379,800
Ward County ND HCFA Trinity Obligated Group (Health Revenue)	5.13	7-1-2018	1,000,000	1,050,320
Ward County ND HCFA Trinity Obligated Group (Health Revenue)	5.25	7-1-2015	1,375,000	1,441,344

				6,871,464

Ohio: 1.02%
Akron OH Sewer System (Water & Sewer Revenue, Ambac Insured)	5.00	12-1-2014	2,175,000	2,245,840
Cleveland OH Airport System (Airport Revenue)	4.00	1-1-2015	5,245,000	5,403,294

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	27

Security name	Interest rate	Maturity date	Principal	Value

Ohio (continued)
Cleveland OH Municipal School District (GO, South Dakota Credit Program Insured)	4.00%	12-1-2015	$1,640,000	$1,735,612
Cleveland OH Municipal School District (GO, South Dakota Credit Program Insured)	5.00	12-1-2016	1,705,000	1,910,401
Franklin County OH Hospital Current Refunding Ohio Health Corporation Series B (Health Revenue) ±	5.00	11-15-2033	16,705,000	18,949,985
Garfield Heights OH Reform & Improvement Project (GO, AGM Insured)	3.00	12-1-2016	240,000	249,826
Lorain County OH Port Authority EDA Series A (Health Revenue)	4.00	11-15-2018	670,000	715,902
Montgomery County OH Catholic Health Initiatives Series A (Health Revenue)	4.00	5-1-2015	1,625,000	1,644,305
Muskingum County OH Hospital Facilities Genesis Healthcare System Project (Health Revenue)	5.00	2-15-2016	750,000	767,535
Muskingum County OH Hospital Facilities Genesis Healthcare System Project (Health Revenue)	5.00	2-15-2017	1,575,000	1,609,130
Muskingum County OH Hospital Facilities Genesis Healthcare System Project (Health Revenue)	5.00	2-15-2018	1,000,000	1,020,830
Ohio Air Quality Development Authority Columbus Southern Power Corporation Series A (Utilities Revenue) ±	3.88	12-1-2038	2,000,000	2,022,280
Ohio Air Quality Development Authority Pollution First Energy Series A (IDR)	5.70	2-1-2014	2,500,000	2,507,600
Ohio Higher Educational Facility Commission University Hospital Health System Series A (Health Revenue)	5.00	1-15-2014	1,750,000	1,753,220
Ohio Higher Educational Facility Commission University Hospital Health System Series C (Health Revenue) ±	4.88	1-15-2039	2,050,000	2,186,182
Ohio Higher Educational Facility Commission University of Dayton Project Series B (Education Revenue) ±	1.31	7-1-2016	10,000,000	10,027,300
Warren County OH HCFR Otterbein Homes Series A (Health Revenue)	5.00	7-1-2018	2,000,000	2,193,700
Warren County OH HCFR Otterbein Homes Series A (Health Revenue)	5.00	7-1-2019	2,215,000	2,415,790

				59,358,732

Oklahoma: 0.46%
Comanche County OK Independent School District #4 Geronimo (GO)	6.25	8-15-2014	491,073	502,800
Oklahoma City OK Industrial & Cultural Facilities Series B (Health Revenue, National Insured) ±(m)(n)	0.18	6-1-2019	18,900,000	18,238,500
Tulsa OK Airports Improvement Trust Series A (Airport Revenue)	4.00	6-1-2017	4,600,000	4,830,184
Tulsa OK Airports Improvement Trust Series A (Airport Revenue)	5.00	6-1-2018	530,000	582,661
Tulsa OK Airports Improvement Trust Series A (Airport Revenue)	5.00	6-1-2020	695,000	750,357
Woodward County OK Public Facilities Authority Series B (Tax Revenue)	3.25	9-1-2026	2,000,000	2,003,320

				26,907,822

Oregon: 0.04%
Multnomah County OR Hospital Facilities Authority Terwilliger Plaza (Health Revenue)	2.25	12-1-2015	800,000	814,280
Multnomah County OR Hospital Facilities Authority Terwilliger Plaza (Health Revenue)	4.00	12-1-2016	800,000	856,064
Oregon Facilities Authority Legacy Health System Series A (Health Revenue)	5.00	3-15-2014	750,000	757,073

				2,427,417

Other: 0.65%
Branch Banking & Trust Municipal Trust Various States Class B (Miscellaneous Revenue, Rabobank LOC) 144Aø	0.93	8-1-2014	5,156,545	5,153,864
Branch Banking & Trust Municipal Trust Various States Class C (Miscellaneous Revenue, Rabobank LOC) 144Aø	0.66	2-1-2016	18,875,000	18,875,000
Branch Banking & Trust Municipal Trust Various States Class D (Miscellaneous Revenue, Rabobank LOC) ±	0.81	12-1-2017	13,745,000	13,692,632

				37,721,496

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania: 6.85%
Allegheny County PA Airport Authority Pittsburgh International Airport (Airport Revenue, AGM Insured)	5.00%	1-1-2014	$1,350,000	$1,350,000
Allegheny County PA Airport Authority Pittsburgh International Airport (Airport Revenue, AGM Insured)	5.00	1-1-2015	1,000,000	1,044,830
Allegheny County PA Airport Authority Pittsburgh International Airport (Airport Revenue)	5.00	1-1-2017	2,500,000	2,748,000
Allegheny County PA Airport Authority Pittsburgh International Airport (Airport Revenue, National Insured)	5.75	1-1-2014	1,000,000	1,000,000
Allegheny County PA IDA Carnegie Museums of Pittsburgh (GO) ø	0.21	8-1-2032	16,295,000	16,295,000
Allegheny County PA Series C-68 (GO)	5.00	11-1-2017	1,340,000	1,523,500
Chester County PA IDA Virginia Beach Renaissance Academy Project Series A (Education Revenue)	5.63	10-1-2015	910,000	910,082
Chester PA EDA (Lease Revenue)	7.00	3-1-2019	8,640,000	8,704,368
Cumberland County PA Municipal Authority Diakon Lutheran (Health Revenue)	5.00	1-1-2015	2,310,000	2,399,813
Delaware County PA Authority Elwyn Project (Housing Revenue)	4.00	6-1-2016	1,650,000	1,727,253
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	7-1-2019	3,800,000	3,773,362
Delaware Valley PA Regional Finance Authority (Miscellaneous Revenue)	5.75	7-1-2017	21,150,000	23,658,390
Delaware Valley PA Regional Finance Authority Series A (Miscellaneous Revenue, Bayerische Landesbank LOC) ø	0.30	12-1-2020	97,800,000	97,800,000
Delaware Valley PA Regional Financial Authority Series B (Miscellaneous Revenue, Ambac Insured)	5.60	7-1-2017	5,015,000	5,584,554
Lycoming County PA Health System Susquehanna Health System Project A (Health Revenue)	5.00	7-1-2014	2,050,000	2,095,490
McKeesport PA Area School District CAB Series A (GO, Ambac Insured) ¤	0.00	10-1-2014	2,000,000	1,981,520
Montgomery County PA IDA (Health Revenue, FHA Insured)	5.00	2-1-2014	1,880,000	1,887,125
Montgomery County PA IDA (Health Revenue, FHA Insured)	5.00	8-1-2014	2,955,000	3,032,953
Montgomery County PA IDA (Health Revenue, FHA Insured)	5.00	8-1-2015	2,505,000	2,679,098
Northampton County PA General Purpose Hospital Authority St. Luke’s Hospital Project Series C (Health Revenue) ±	4.50	8-15-2032	1,425,000	1,525,463
Pennsylvania EDFA Albert Einstein Healthcare Series A (Health Revenue)	5.25	10-15-2014	900,000	924,831
Pennsylvania EDFA Capitol Region Parking System Series C (Transportation Revenue)	5.00	1-1-2022	1,715,000	1,936,527
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, Ambac Insured)	5.00	12-1-2014	7,500,000	7,601,100
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, Ambac Insured)	5.00	12-1-2015	1,675,000	1,709,740
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project (Resource Recovery Revenue)	5.13	12-1-2015	205,000	203,401
Pennsylvania HEFAR Foundation Indiana University PA Series A (Education Revenue, Syncora Guarantee Incorporated Insured) ±	0.62	7-1-2017	3,155,000	3,140,866
Pennsylvania HEFAR University of Pittsburgh Medical Center Series E (Health Revenue)	5.00	5-15-2014	3,970,000	4,040,031
Pennsylvania Public School Building Project (Miscellaneous Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) 144Aø	0.61	6-1-2023	15,835,000	15,835,000
Pennsylvania Turnpike Commission Series A (Transportation Revenue) ±	0.66	12-1-2017	14,440,000	14,387,438
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	0.83	6-1-2015	13,770,000	13,819,434

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	29

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	1.21%	12-1-2019	$18,100,000	$18,149,775
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	1.33	12-1-2020	11,000,000	10,999,890
Pennsylvania Turnpike Commission Series C (Transportation Revenue) ±	1.11	12-1-2014	20,000,000	20,081,200
Philadelphia PA Gas Works 17th Series 1975 General Ordinance (Utilities Revenue, AGM Insured)	5.38	7-1-2016	5,000,000	5,513,900
Philadelphia PA Gas Works 18th Series (Utilities Revenue, CIFG Insured)	5.00	8-1-2014	2,000,000	2,048,040
Philadelphia PA Gas Works 4th Series 1998 General Ordinance (Utilities Revenue, AGM Insured)	5.25	8-1-2015	1,150,000	1,154,094
Philadelphia PA Gas Works 8th Series 1998 General Ordinance Series A (Utilities Revenue)	5.00	8-1-2014	4,045,000	4,142,161
Philadelphia PA Gas Works 8th Series 1998 General Ordinance Series A (Utilities Revenue)	5.00	8-1-2015	2,000,000	2,119,200
Philadelphia PA GO (GO, CIFG Insured)	5.00	8-1-2014	2,320,000	2,385,238
Philadelphia PA GO (GO)	5.00	8-1-2014	4,030,000	4,143,324
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	5.00	7-1-2015	1,500,000	1,510,755
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	5.00	7-1-2016	1,500,000	1,510,500
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	5.00	7-1-2017	8,345,000	8,371,537
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	5.00	7-1-2018	8,385,000	8,360,013
Philadelphia PA Housing Authority (Housing Revenue, AGM/HUD Insured)	5.25	12-1-2017	2,335,000	2,343,616
Philadelphia PA RDA Transformation Initiative (Miscellaneous Revenue)	5.00	4-15-2015	1,000,000	1,053,470
Philadelphia PA RDA Transformation Initiative (Miscellaneous Revenue)	5.00	4-15-2016	1,370,000	1,492,040
Philadelphia PA RDA Transformation Initiative (Miscellaneous Revenue)	5.00	4-15-2017	1,500,000	1,664,745
Philadelphia PA Refunding Bond Series A (GO, AGM Insured)	5.00	12-15-2015	1,315,000	1,424,645
Philadelphia PA School District Series A (GO, Ambac Insured)	5.00	8-1-2015	10,105,000	10,783,450
Philadelphia PA School District Series A (GO, Ambac Insured)	5.00	8-1-2016	5,210,000	5,562,925
Philadelphia PA School District Series B (GO, AGM Insured)	5.00	6-1-2015	4,655,000	4,935,045
Philadelphia PA School District Series C (GO)	5.00	9-1-2017	1,500,000	1,675,545
Philadelphia PA Series A (GO)	5.00	7-15-2017	1,000,000	1,124,660
Philadelphia PA Series A (GO)	5.00	7-15-2018	1,000,000	1,134,160
Philadelphia PA Series A (GO, AGM Insured)	5.00	8-1-2019	4,550,000	4,994,490
Pittsburgh PA Series A (GO)	3.00	9-1-2014	400,000	407,076
Pittsburgh PA Series A (GO)	4.00	9-1-2015	825,000	870,911
Pittsburgh PA Series A (GO)	4.00	9-1-2016	600,000	648,942
Reading PA Parking Authority CAB (GO) ¤	0.00	11-15-2019	1,000,000	821,220
Scranton PA TAN Series A (GO) %%	4.50	12-15-2014	6,000,000	5,940,000
State Public School Building Authority Pennsylvania Albert Gallatin Area School (Miscellaneous Revenue, AGM Insured, PNC Bank NA SPA) ø	0.29	9-1-2024	3,020,000	3,020,000
State Public School Building Authority Pennsylvania Philadelphia School District Project (Miscellaneous Revenue)	5.00	4-1-2015	1,900,000	2,006,894
State Public School Building Authority Pennsylvania Philadelphia School District Project (Miscellaneous Revenue)	5.00	4-1-2016	2,855,000	3,126,196
State Public School Building Authority Pennsylvania Philadelphia School District Project (Miscellaneous Revenue)	5.00	4-1-2017	2,685,000	3,005,589
Susquehanna PA Regional Airport Authority Sub Series C (Airport Revenue)	3.00	1-1-2017	3,320,000	3,248,122
Westmoreland County PA IDA Excela Health Project (Health Revenue)	4.00	7-1-2014	1,380,000	1,403,943
Westmoreland County PA IDA Excela Health Project (Health Revenue)	4.00	7-1-2015	1,435,000	1,502,230

				399,998,710

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Puerto Rico: 1.58%
Puerto Rico Commonwealth Highway & Transportation Authority Refunding Bond Series AA (Transportation Revenue, National Insured)	5.50%	7-1-2017	$7,885,000	$7,608,079
Puerto Rico Commonwealth Public Improvement Refunding Bond Series A (Tax Revenue, National Insured)	5.50	7-1-2016	3,580,000	3,514,701
Puerto Rico Electric Power Authority Refunding Bond Series KK (Utilities Revenue, National Insured)	5.50	7-1-2016	24,505,000	24,052,393
Puerto Rico Electric Power Authority Refunding Bond Series LL (Utilities Revenue, National Insured)	5.50	7-1-2017	16,825,000	16,254,969
Puerto Rico Electric Power Authority Refunding Bond Series SS (Utilities Revenue, National Insured)	4.00	7-1-2014	400,000	398,724
Puerto Rico Electric Power Authority Refunding Bond Series SS (Utilities Revenue, National Insured)	4.25	7-1-2017	550,000	510,186
Puerto Rico Government Development Bank Refunding Bond (Miscellaneous Revenue, National Insured) ±	4.75	12-1-2015	23,470,000	22,944,976
Puerto Rico HFA Subordinated Capital Fund Modernization Refunding Bond (Housing Revenue, HUD Insured)	5.50	12-1-2015	2,000,000	2,058,740
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, HUD Insured)	5.00	12-1-2018	900,000	899,109
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, HUD Insured)	5.00	12-1-2019	1,050,000	1,047,407
Puerto Rico Highway & Transportation Refunding Bond Series Z (Tax Revenue, National Insured)	6.25	7-1-2015	2,225,000	2,225,067
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities International American University Project Refunding Bond (Education Revenue)	5.00	10-1-2019	850,000	801,210
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities International American University Project Refunding Bond (Education Revenue)	5.00	10-1-2020	300,000	278,793
Puerto Rico Public Buildings Authority Government Facilities Refunding Bond Series F (Miscellaneous Revenue, CIFG Insured)	5.25	7-1-2017	10,700,000	9,878,133

				92,472,487

Rhode Island: 0.14%
Providence RI Series A (GO, AGM Insured)	4.00	1-15-2014	1,830,000	1,832,507
Rhode Island Health & Educational Building Corporation Providence Public Schools Program Series A (Miscellaneous Revenue)	3.00	5-15-2015	1,230,000	1,260,418
Rhode Island Health & Educational Building Corporation Providence Public Schools Program Series A (Miscellaneous Revenue)	4.00	5-15-2016	1,015,000	1,076,306
Rhode Island Health & Educational Building Corporation Providence Public Schools Program Series A (Miscellaneous Revenue)	4.00	5-15-2017	1,500,000	1,607,250
Rhode Island Health & Educational Building Corporation Providence Public Schools Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	5-15-2014	1,175,000	1,192,484
Rhode Island Health & Educational Building Corporation Providence Public Schools Program Series A (Miscellaneous Revenue)	5.00	5-15-2019	1,000,000	1,113,370

				8,082,335

South Carolina: 0.34%
Berkeley County SC Pollution Control Facilities Generating Company Project (Utilities Revenue)	4.88	10-1-2014	2,860,000	2,931,100
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2014	110,149	110,149
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2015	119,099	109,114
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2016	132,758	111,292
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2017	179,606	137,772
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2018	198,490	139,568
Connector 2000 Association Incorporated CAB Series A1 (Transportation Revenue) ¤	0.00	1-1-2032	5,488,483	1,028,761

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	31

Security name	Interest rate	Maturity date	Principal	Value

South Carolina (continued)
Connector 2000 Association Incorporated CAB Series A1 (Transportation Revenue) ¤	0.00%	1-1-2042	$9,216,631	$745,994
Connector 2000 Association Incorporated CAB Series A1 (Transportation Revenue) ¤	0.00	7-22-2051	12,276,868	360,817
Connector 2000 Association Incorporated CAB Series B1 (Transportation Revenue) ¤	0.00	1-1-2032	2,490,607	34,445
Connector 2000 Association Incorporated CAB Series B1 (Transportation Revenue) ¤	0.00	7-22-2051	8,327,034	25,731
Georgetown County SC Environmental Improvement International Paper Company Project Series A (IDR)	5.95	3-15-2014	2,300,000	2,321,482
Lexington County SC Health Services Incorporated (Health Revenue)	5.00	11-1-2014	500,000	517,740
Newberry SC Investing in Newberry County School District Project (Miscellaneous Revenue)	5.25	12-1-2014	1,000,000	1,038,940
Piedmont Municipal Power Agency South Carolina Unrefunded Balance 2004 Series A (Utilities Revenue, FGIC Insured)	6.50	1-1-2016	1,860,000	2,066,981
Scago SC Educational Facilities Corporation Calhoun School District Project (Education Revenue)	5.00	12-1-2021	2,500,000	2,558,000
South Carolina Jobs EDA Anmed Health Project (Health Revenue)	3.00	2-1-2015	225,000	230,429
South Carolina Jobs EDA Anmed Health Project (Health Revenue)	5.00	2-1-2015	1,145,000	1,197,292
South Carolina Jobs EDA Brashier Charter LLC Project (Education Revenue) ø	0.24	12-1-2038	4,000,000	4,000,000

				19,665,607

South Dakota: 0.01%
Lower Brule Sioux Tribe of South Dakota Series B (GO)	5.15	5-1-2014	830,000	824,630

Tennessee: 2.34%
Chattanooga-Hamilton County TN Hospital Authority (Health Revenue, AGM Insured)	5.00	10-1-2014	5,735,000	5,908,255
Clarksville TN Natural Gas Acquisition Corporation (Utilities Revenue)	5.00	12-15-2016	3,230,000	3,553,840
Clarksville TN Natural Gas Acquisition Corporation (Utilities Revenue)	5.00	12-15-2017	830,000	936,705
Clarksville TN Water Sewer & Gas Refunding Bond (Water & Sewer Revenue)	4.00	2-1-2017	835,000	909,741
Knox County TN HEFA Catholic Healthcare Series C4 (Health Revenue, Ambac Insured) ±(m)(n)	0.33	4-1-2019	5,200,000	4,992,000
Memphis-Shelby County TN Airport Authority Series A1 (Airport Revenue)	5.75	7-1-2019	1,500,000	1,719,990
Memphis-Shelby County TN Airport Authority Series B (Airport Revenue)	5.38	7-1-2018	1,000,000	1,130,290
Memphis-Shelby County TN Airport Authority Series B (Airport Revenue)	5.50	7-1-2019	1,505,000	1,706,700
Memphis-Shelby County TN Industrial Development Board Boys & Girls Club Series A (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.24	1-1-2028	4,530,000	4,530,000
Metropolitan Nashville & Davidson County TN HEFA Vanderbilt University Series B (Education Revenue) ±	0.66	10-1-2038	11,000,000	11,058,630
Shelby County TN Health Educational & Housing Facilities Series A (Health Revenue)	5.00	9-1-2015	2,750,000	2,953,968
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-2014	9,230,000	9,472,472
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-2015	19,040,000	20,122,424
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-2016	7,330,000	7,893,017
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2017	5,440,000	5,984,490
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	3,300,000	3,663,363
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2019	6,225,000	6,931,351
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2015	12,500,000	12,988,375
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2017	14,000,000	15,160,880
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2018	8,860,000	9,688,942
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2019	5,075,000	5,575,497

				136,880,930

Texas: 6.30%
Arlington TX Special Obligation Dallas Cowboys Series A (Tax Revenue, National Insured)	5.00	8-15-2034	2,440,000	2,471,305
Central Texas Regional Mobility Authority (Transportation Revenue)	5.75	1-1-2017	500,000	540,810

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue) ±	3.00%	1-1-2045	$8,000,000	$8,042,640
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	5.00	1-1-2017	1,500,000	1,592,550
Central Texas Regional Mobility Authority Sub Lien (Transportation Revenue)	5.00	1-1-2016	250,000	257,135
Central Texas Regional Mobility Authority Sub Lien (Transportation Revenue)	5.00	1-1-2018	250,000	260,470
Central Texas Regional Mobility Authority Sub Lien (Transportation Revenue)	5.00	1-1-2019	750,000	781,613
Grand Parkway Transportation Corporation Texas Toll System Series C (Transportation Revenue) ±	2.00	10-1-2017	25,000,000	25,048,500
Harris County TX Cultural Education Facilities Finance Corporation Memorial Hermann Hospital Series A (Health Revenue)	2.75	6-1-2014	2,380,000	2,402,610
Harris County TX Cultural Education Facilities Finance Corporation Memorial Hermann Hospital Series A (Health Revenue)	3.13	6-1-2015	2,290,000	2,376,722
Houston TX Higher Education Finance Corporation Refunding Bonds Rice University Class B (Education Revenue) ±	0.59	5-15-2048	20,000,000	19,975,600
Houston TX Housing Finance Corporation Series A (Housing Revenue, GNMA/FNMA Insured) ±	6.75	6-1-2033	465,000	480,326
Houston TX Independent School District Limited Tax (GO)	4.25	2-15-2021	5,000,000	5,371,500
Houston TX Utility System Revenue Series C (Water & Sewer Revenue) ±	0.66	5-15-2034	90,000,000	90,173,700
Laredo TX Public Property Finance Contractual Obligation (GO)	3.88	2-15-2018	3,355,000	3,615,818
Love Field TX Airport Modernization Corporation Southwest Airlines Company Project (Airport Revenue)	5.00	11-1-2016	5,000,000	5,300,250
Lower Colorado River Texas Revenue Authority Unrefunded Balance 2012 Series A (Miscellaneous Revenue, AGM Insured)	5.88	5-15-2015	1,510,000	1,516,840
Mansfield TX Independent School District (GO) ±	1.75	8-1-2042	8,245,000	8,382,362
North Texas Health Facilities Development Corporation United Regional Health Care System (Health Revenue, AGM Insured)	5.00	9-1-2017	850,000	956,582
North Texas Higher Education Authority Incorporated Student Loan Series 1 Class A1 (Education Revenue) ±	0.65	7-1-2019	3,885,000	3,884,883
North Texas Higher Education Authority Incorporated Student Loan Series 2 Class A (Education Revenue) ±	1.18	4-1-2037	11,395,000	11,395,228
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises LLC Project Series C (Resource Recovery Revenue) ø	0.75	12-1-2039	10,000,000	10,000,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series A (Resource Recovery Revenue) ø	0.75	12-1-2039	13,600,000	13,600,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (IDR) ø	0.75	11-1-2040	34,680,000	34,680,000
San Antonio TX Energy Acquisition Public Facility Corporation (Utilities Revenue)	5.25	8-1-2018	510,000	567,411
Tarrant County TX ECFA Hendrick Medical Center Group (Health Revenue)	5.00	9-1-2019	655,000	740,373
Tarrant County TX ECFA Hendrick Medical Center Group (Health Revenue)	5.00	9-1-2020	920,000	1,027,631
Texas Affordable Housing Corporation (Housing Revenue, GNMA/FNMA Insured)	5.50	9-1-2038	160,000	165,035
Texas Municipal Gas Acquisition & Supply Corporation II Series A (Utilities Revenue) ±	0.86	9-15-2017	5,595,000	5,525,342
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2016	500,000	544,850
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2017	6,450,000	7,055,784
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2018	4,500,000	4,928,040
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2019	7,000,000	7,649,530
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series A (Utilities Revenue)	5.25	12-15-2017	1,000,000	1,138,210
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue) ±	0.53	9-15-2017	41,785,000	41,656,720

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	33

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue) ±	0.71%	12-15-2017	$910,000	$904,131
Texas PFA Southern University Financing System (Education Revenue)	5.00	11-1-2017	3,000,000	3,337,800
Texas PFA Southern University Financing System (Education Revenue)	5.00	11-1-2018	3,395,000	3,768,586
Texas PFA Southern University Financing System (Education Revenue)	5.00	11-1-2019	2,375,000	2,629,933
Texas Transportation Commission State Highway Series B (Transportation Revenue, Banco Bilboa Vizcaya SPA) ø	0.35	4-1-2026	24,650,000	24,650,000
Texas Transportation Commission Turnpike System First Tier PUTTER Series B (Transportation Revenue) ±	1.25	8-15-2042	4,000,000	4,013,480
Texas Turnpike Authority Central Texas Turnpike System CAB Series A (Transportation Revenue, Ambac Insured) ¤	0.00	8-15-2019	5,000,000	4,171,800

				367,582,100

Utah: 0.03%
Utah Charter School Finance Authority North Davis Preparatory (Education Revenue)	5.00	7-15-2015	345,000	353,246
Utah Charter School Finance Authority Summit Academy Series A (Education Revenue)	5.13	6-15-2017	1,195,000	1,239,526

				1,592,772

Vermont: 0.59%
Burlington VT Electric Refunding Bonds Series A (Utilities Revenue, Ambac Insured)	5.38	7-1-2014	1,145,000	1,148,916
Vermont Student Assistance Corporation Education Loan Revenue Series BCL-A1 (Education Revenue) ±	1.74	6-1-2022	33,126,014	33,213,135

				34,362,051

Virgin Islands: 0.30%
Virgin Islands PFA Matching Fund Loan Notes Diageo Series A (Miscellaneous Revenue)	6.00	10-1-2014	1,105,000	1,131,045
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series A (Water & Sewer Revenue)	5.00	10-1-2014	1,020,000	1,048,642
Virgin Islands PFA Senior Lien Series B (Miscellaneous Revenue)	5.00	10-1-2014	885,000	909,851
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-2014	2,250,000	2,310,953
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-2016	7,500,000	8,116,650
Virgin Islands PFA Sub Matching Fund Loan Notes Series A (Tax Revenue)	4.00	10-1-2014	600,000	612,384
Virgin Islands PFA Sub Matching Fund Loan Notes Series A (Tax Revenue)	5.00	10-1-2015	620,000	656,828
Virgin Islands Water & Power Authority Series A (Utilities Revenue)	4.00	7-1-2014	2,500,000	2,507,625

				17,293,978

Virginia: 0.30%
Albemarle County VA IDR Jefferson Scholars Foundation Project (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.24	10-1-2037	7,500,000	7,500,000
Fairfax County VA EDA (IDR, SunTrust Bank LOC) ø	0.24	10-1-2015	730,000	730,000
Marquis VA CDA CAB Series A (Tax Revenue) (i)	5.10	9-1-2036	2,169,000	1,637,964
Marquis VA CDA CAB Series C (Tax Revenue) (i)¤	0.00	9-1-2041	3,493,000	334,420
Virginia College Building Authority Regent University Project (Education Revenue)	5.00	6-1-2014	535,000	543,683
Virginia Housing Development Authority Series A5 (Housing Revenue)	4.20	7-1-2014	750,000	766,493
Virginia Housing Development Authority Series A5 (Housing Revenue)	4.50	1-1-2018	2,850,000	2,904,122
Virginia Housing Development Authority Series A5 (Housing Revenue)	4.50	1-1-2019	2,800,000	2,853,172

				17,269,854

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Advantage Short-Term Municipal Bond Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Washington: 0.18%
Energy Northwest Washington Electric Project 1 Series A (Utilities Revenue)	5.00%	7-1-2014	$3,410,000	$3,492,624
King County WA Public Hospital District # 001 Series A (Health Revenue)	5.00	6-15-2014	1,520,000	1,538,635
Port Kalama WA Series B (Airport Revenue)	5.25	12-1-2015	340,000	364,330
Washington EDFA Series D (Resource Recovery Revenue) ±	2.00	11-1-2017	3,000,000	3,024,780
Washington HCFA Series A (Health Revenue)	5.00	8-15-2014	1,500,000	1,541,880
Washington HEFAR Whitworth University Project (Education Revenue)	4.00	10-1-2014	790,000	806,811

				10,769,060

Wisconsin: 1.28%
Milwaukee WI RDA Public Schools Refunding Bond Series A (Miscellaneous Revenue)	5.00	8-1-2018	5,870,000	6,730,249
Milwaukee WI RDA Wisconsin Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø	0.95	12-1-2038	2,950,000	2,950,000
Racine WI Elderly Housing Authority Wisconsin Housing Preservation Corporation (Housing Revenue) ø	0.95	10-1-2042	3,275,000	3,275,000
Wisconsin HEFA Ascension Health Alliance Series B (Health Revenue) ±	4.00	11-15-2043	13,000,000	14,204,580
Wisconsin HEFA Aurora Healthcare Incorporated Series A (Health Revenue)	5.00	4-15-2014	1,500,000	1,520,115
Wisconsin HEFA Aurora Healthcare Incorporated Series B (Health Revenue) ±	4.75	8-15-2025	10,750,000	11,025,274
Wisconsin HEFA Aurora Healthcare Incorporated Series B (Health Revenue)	5.00	7-15-2014	6,000,000	6,148,260
Wisconsin HEFA Froedtert & Community Healthcare (Health Revenue)	4.00	4-1-2014	1,250,000	1,261,325
Wisconsin HEFA Medical College Incorporated (Health Revenue)	4.00	12-1-2015	1,310,000	1,377,701
Wisconsin HEFA Medical College Incorporated (Health Revenue)	5.00	12-1-2014	1,350,000	1,399,262
Wisconsin HEFA Mercy Alliance Incorporated Project Series A (Health Revenue)	5.00	6-1-2019	5,090,000	5,340,021
Wisconsin HEFA Ministry Healthcare Series A (Health Revenue)	4.00	8-15-2014	1,000,000	1,021,260
Wisconsin HEFA Ministry Healthcare Series A (Health Revenue)	5.00	8-15-2015	1,750,000	1,861,038
Wisconsin HEFA Ministry Healthcare Series C (Health Revenue)	5.00	8-15-2016	500,000	549,790
Wisconsin HEFA ThedaCare Incorporated (Health Revenue)	5.00	12-15-2014	1,060,000	1,099,199
Wisconsin HEFA ThedaCare Incorporated Series A (Health Revenue)	5.00	12-15-2014	1,730,000	1,800,515
Wisconsin HEFA ThedaCare Incorporated Series B (Health Revenue)	4.00	12-15-2014	3,405,000	3,511,440
Wisconsin HEFA Wheaton Franciscan Healthcare (Health Revenue)	5.25	8-15-2017	8,160,000	8,849,520
Wisconsin Housing & EDA President House Project (Housing Revenue, Associated Bank NA LOC) ø	0.16	8-1-2046	555,000	555,000

				74,479,549

Wyoming: 0.26%
Sweetwater County WY Series 88-A (Energy Revenue)	0.52	1-10-2014	15,000,000	15,000,000

Total Municipal Obligations (Cost $5,737,500,052)				5,764,487,250

	Yield		Shares

Short-Term Investments: 0.76%

Investment Companies: 0.76%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (u)(l)##	0.01		44,153,320	44,153,320

Total Short-Term Investments (Cost $44,153,320)				44,153,320

Total investments in securities (Cost $5,781,653,372)*	99.51%	5,808,640,570
Other assets and liabilities, net	0.49	28,636,249

Total net assets	100.00%	$5,837,276,819

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	35

±	Variable rate investment. The rate shown is the rate in effect at period end.

(i)	Illiquid security

(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

¤	Security issued in zero coupon form with no periodic interest payments.

(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

%%	Security issued on a when-issued basis.

(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Investment in an affiliate

##	All or a portion of this security has been segregated for when-issued securities.

*	Cost for federal income tax purposes is $5,781,716,421 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$47,038,306
Gross unrealized depreciation	(20,114,157)

Net unrealized appreciation	$26,924,149

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Advantage Short-Term Municipal Bond Fund	Statement of assets and liabilities—December 31, 2013 (unaudited)

Assets
Investments
In unaffiliated securities, at value (see cost below)	$5,764,487,250
In affiliated securities, at value (see cost below)	44,153,320

Total investments, at value (see cost below)	5,808,640,570
Receivable for investments sold	45,670,674
Receivable for Fund shares sold	19,301,825
Receivable for interest	37,525,206
Prepaid expenses and other assets	220,296

Total assets	5,911,358,571

Liabilities
Dividends payable	1,090,135
Payable for investments purchased	42,635,320
Payable for Fund shares redeemed	27,291,038
Advisory fee payable	797,029
Distribution fees payable	100,855
Due to other related parties	1,000,810
Accrued expenses and other liabilities	1,166,565

Total liabilities	74,081,752

Total net assets	$5,837,276,819

NET ASSETS CONSIST OF
Paid-in capital	$5,811,676,929
Overdistributed net investment income	(155,034)
Accumulated net realized losses on investments	(1,232,274)
Net unrealized gains on investments	26,987,198

Total net assets	$5,837,276,819

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$1,689,638,197
Shares outstanding – Class A	169,924,794
Net asset value per share – Class A	$9.94
Maximum offering price per share – Class A2	$10.14
Net assets – Class C	$152,308,463
Shares outstanding – Class C	15,317,195
Net asset value per share – Class C	$9.94
Net assets – Administrator Class	$526,185,578
Shares outstanding – Administrator Class	52,790,838
Net asset value per share – Administrator Class	$9.97
Net assets – Institutional Class	$1,303,091,074
Shares outstanding – Institutional Class	130,819,160
Net asset value per share – Institutional Class	$9.96
Net assets – Investor Class	$2,166,053,507
Shares outstanding – Investor Class	217,615,144
Net asset value per share – Investor Class	$9.95
Investments in unaffiliated securities, at cost	$5,737,500,052

Investments in affiliated securities, at cost	$44,153,320

Total investments, at cost	$5,781,653,372

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended December 31, 2013 (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	37

Investment income
Interest	$49,294,619
Income from affiliated securities	6,330

Total investment income	49,300,949

Expenses
Advisory fee	8,223,311
Administration fees
Fund level	1,400,333
Class A	1,278,545
Class C	131,640
Administrator Class	269,405
Institutional Class	505,541
Investor Class	2,060,687
Shareholder servicing fees
Class A	1,997,726
Class C	205,688
Administrator Class	660,917
Investor Class	2,695,839
Distribution fees
Class C	617,063
Custody and accounting fees	140,244
Professional fees	33,087
Registration fees	197,732
Shareholder report expenses	122,315
Trustees’ fees and expenses	7,426
Other fees and expenses	61,571

Total expenses	20,609,070
Less: Fee waivers and/or expense reimbursements	(3,726,871)

Net expenses	16,882,199

Net investment income	32,418,750

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments	(1,060,968)
Net change in unrealized gains (losses) on investments	(4,775,142)

Net realized and unrealized gains (losses) on investments	(5,836,110)

Net increase in net assets resulting from operations	$26,582,640

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Advantage Short-Term Municipal Bond Fund	Statement of changes in net assets

	Six months ended December 31, 2013 (unaudited)		Year ended June 30, 2013

Operations
Net investment income		$32,418,750		$58,042,597
Net realized gains (losses) on investments		(1,060,968)		17,415,970
Net change in unrealized gains (losses) on investments		(4,775,142)		(21,305,706)

Net increase in net assets resulting from operations		26,582,640		54,152,861

Distributions to shareholders from
Net investment income
Class A		(8,924,021)		(17,116,212)
Class C		(302,810)		(719,670)
Administrator Class		(2,995,581)		(2,889,924)
Institutional Class		(8,358,279)		(14,438,406)
Investor Class		(11,834,365)		(22,878,319)
Net realized gains
Class A		(2,587,467)		(5,529,868)
Class C		(234,964)		(716,313)
Administrator Class		(797,395)		(730,898)
Institutional Class		(1,923,330)		(3,995,780)
Investor Class		(3,277,748)		(7,645,658)

Total distributions to shareholders		(41,235,960)		(76,661,048)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	54,576,736	543,572,990	111,103,829	1,112,290,874
Class C	945,846	9,418,351	3,221,458	32,254,648
Administrator Class	17,360,722	173,211,230	51,063,902	512,339,686
Institutional Class	57,396,080	572,430,412	114,259,383	1,146,001,032
Investor Class	44,880,060	447,231,700	106,896,556	1,071,152,736

		1,745,864,683		3,874,038,976

Reinvestment of distributions
Class A	1,120,392	11,152,273	2,154,169	21,565,411
Class C	46,571	463,523	123,981	1,241,405
Administrator Class	316,333	3,156,271	225,232	2,259,554
Institutional Class	505,348	5,039,662	919,449	9,220,522
Investor Class	1,410,705	14,056,592	2,675,946	26,818,104

		33,868,321		61,104,996

Payment for shares redeemed
Class A	(48,399,379)	(481,743,664)	(97,338,364)	(974,148,737)
Class C	(2,966,537)	(29,532,612)	(7,170,797)	(71,791,323)
Administrator Class	(19,711,670)	(196,504,247)	(16,529,159)	(165,849,612)
Institutional Class	(45,822,612)	(456,931,625)	(89,777,033)	(900,043,211)
Investor Class	(40,736,236)	(405,926,569)	(103,027,747)	(1,032,250,275)

		(1,570,638,717)		(3,144,083,158)

Net increase in net assets resulting from capital share transactions		209,094,287		791,060,814

Total increase in net assets		194,440,967		768,552,627

Net assets
Beginning of period		5,642,835,852		4,874,283,225

End of period		$5,837,276,819		$5,642,835,852

Overdistributed net investment income		$(155,034)		$(158,728)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Short-Term Municipal Bond Fund	39

(For a share outstanding throughout each period)

	Six months ended December 31, 2013 (unaudited)	Year ended June 30
CLASS A		2013	2012	2011	2010	2009[1]
Net asset value, beginning of period	$9.97	$10.01	$9.94	$9.88	$9.64	$9.70
Net investment income	0.06	0.11	0.19	0.25	0.27	0.38
Net realized and unrealized gains (losses) on investments	(0.01)	0.00 [2]	0.08	0.07	0.24	(0.06)

Total from investment operations	0.05	0.11	0.27	0.32	0.51	0.32
Distributions to shareholders from
Net investment income	(0.06)	(0.11)	(0.19)	(0.25)	(0.27)	(0.38)
Net realized gains	(0.02)	(0.04)	(0.01)	(0.01)	0.00	0.00

Total distributions to shareholders	(0.08)	(0.15)	(0.20)	(0.26)	(0.27)	(0.38)
Net asset value, end of period	$9.94	$9.97	$10.01	$9.94	$9.88	$9.64
Total return[3]	0.42%	1.07%	2.77%	3.21%	5.37%	3.39%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.77%	0.78%	0.79%	0.80%	0.87%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	1.12%	1.10%	1.91%	2.48%	2.59%	4.14%
Supplemental data
Portfolio turnover rate	15%[4]	39%[4]	72%	75%	78%	101%
Net assets, end of period (000s omitted)	$1,689,638	$1,620,994	$1,467,816	$1,027,653	$794,709	$135,320

1.	For the period from July 18, 2008 (commencement of operations) to June 30, 2009

2.	Amount is less than $0.005.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

4.	Portfolio turnover rate excludes variable rate demand notes which may account for changes from rates reported in prior periods.

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Advantage Short-Term Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2013 (unaudited)	Year ended June 30
CLASS C		2013	2012	2011	2010	2009
Net asset value, beginning of period	$9.97	$10.01	$9.94	$9.89	$9.64	$9.66
Net investment income	0.02	0.04	0.12	0.17	0.20	0.32
Net realized and unrealized gains (losses) on investments	(0.01)	0.00 [1]	0.08	0.06	0.25	(0.02)

Total from investment operations	0.01	0.04	0.20	0.23	0.45	0.30
Distributions to shareholders from
Net investment income	(0.02)	(0.04)	(0.12)	(0.17)	(0.20)	(0.32)
Net realized gains	(0.02)	(0.04)	(0.01)	(0.01)	0.00	0.00

Total distributions to shareholders	(0.04)	(0.08)	(0.13)	(0.18)	(0.20)	(0.32)
Net asset value, end of period	$9.94	$9.97	$10.01	$9.94	$9.89	$9.64
Total return[2]	0.04%	0.32%	2.01%	2.34%	4.67%	3.25%
Ratios to average net assets (annualized)
Gross expenses	1.52%	1.52%	1.53%	1.54%	1.56%	1.61%
Net expenses	1.35%	1.35%	1.35%	1.35%	1.35%	1.36%
Net investment income	0.37%	0.37%	1.18%	1.74%	1.80%	3.36%
Supplemental data
Portfolio turnover rate	15%[3]	39%[3]	72%	75%	78%	101%
Net assets, end of period (000s omitted)	$152,308	$172,364	$211,286	$201,870	$184,885	$21,599

1.	Amount is less than $0.005.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate excludes variable rate demand notes which may account for changes from rates reported in prior periods.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Short-Term Municipal Bond Fund	41

(For a share outstanding throughout each period)

	Six months ended December 31, 2013 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2013	2012	2011[1]
Net asset value, beginning of period	$9.99	$10.03	$9.96	$9.94
Net investment income	0.06	0.11	0.19	0.23
Net realized and unrealized gains (losses) on investments	0.00 [2]	0.00 [2]	0.08	0.03

Total from investment operations	0.06	0.11	0.27	0.26
Distributions to shareholders from
Net investment income	(0.06)	(0.11)	(0.19)	(0.23)
Net realized gains	(0.02)	(0.04)	(0.01)	(0.01)

Total distributions to shareholders	(0.08)	(0.15)	(0.20)	(0.24)
Net asset value, end of period	$9.97	$9.99	$10.03	$9.96
Total return[3]	0.52%	1.07%	2.77%	2.58%
Ratios to average net assets (annualized)
Gross expenses	0.70%	0.71%	0.72%	0.65%
Net expenses	0.60%	0.60%	0.60%	0.60%
Net investment income	1.11%	1.07%	1.82%	2.56%
Supplemental data
Portfolio turnover rate	15%[4]	39%[4]	72%	75%
Net assets, end of period (000s omitted)	$526,186	$547,806	$201,225	$61,238

1.	For the period from July 30, 2010 (commencement of class operations) to June 30, 2011

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

4.	Portfolio turnover rate excludes variable rate demand notes which may account for changes from rates reported in prior periods.

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Advantage Short-Term Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2013 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2013	2012	2011	2010	2009
Net asset value, beginning of period	$9.99	$10.02	$9.96	$9.90	$9.66	$9.68
Net investment income	0.07	0.13	0.21	0.27	0.29	0.41
Net realized and unrealized gains (losses) on investments	(0.01)	0.01	0.07	0.07	0.24	(0.02)

Total from investment operations	0.06	0.14	0.28	0.34	0.53	0.39
Distributions to shareholders from
Net investment income	(0.07)	(0.13)	(0.21)	(0.27)	(0.29)	(0.41)
Net realized gains	(0.02)	(0.04)	(0.01)	(0.01)	0.00	0.00

Total distributions to shareholders	(0.09)	(0.17)	(0.22)	(0.28)	(0.29)	(0.41)
Net asset value, end of period	$9.96	$9.99	$10.02	$9.96	$9.90	$9.66
Total return[1]	0.52%	1.37%	2.88%	3.41%	5.58%	4.21%
Ratios to average net assets (annualized)
Gross expenses	0.44%	0.45%	0.45%	0.46%	0.46%	0.55%
Net expenses	0.40%	0.40%	0.40%	0.40%	0.39%	0.40%
Net investment income	1.32%	1.30%	2.10%	2.70%	2.76%	4.15%
Supplemental data
Portfolio turnover rate	15%[2]	39%[2]	72%	75%	78%	101%
Net assets, end of period (000s omitted)	$1,303,091	$1,185,687	$935,583	$703,955	$359,155	$6,123

1.	Returns for periods of less than one year are not annualized.

2.	Portfolio turnover rate excludes variable rate demand notes which may account for changes from rates reported in prior periods.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Short-Term Municipal Bond Fund	43
(For	a share outstanding throughout each period)

	Six months ended December 31, 2013 (unaudited)	Year ended June 30
INVESTOR CLASS		2013	2012	2011	2010	2009
Net asset value, beginning of period	$9.98	$10.02	$9.95	$9.90	$9.65	$9.67
Net investment income	0.06	0.11	0.19	0.24	0.27	0.39
Net realized and unrealized gains (losses) on investments	(0.01)	0.00 [1]	0.08	0.06	0.25	(0.02)

Total from investment operations	0.05	0.11	0.27	0.30	0.52	0.37
Distributions to shareholders from
Net investment income	(0.06)	(0.11)	(0.19)	(0.24)	(0.27)	(0.39)
Net realized gains	(0.02)	(0.04)	(0.01)	(0.01)	0.00	0.00

Total distributions to shareholders	(0.08)	(0.15)	(0.20)	(0.25)	(0.27)	(0.39)
Net asset value, end of period	$9.95	$9.98	$10.02	$9.95	$9.90	$9.65
Total return[2]	0.40%	1.04%	2.74%	3.07%	5.41%	3.98%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.80%	0.81%	0.82%	0.86%	0.92%
Net expenses	0.63%	0.63%	0.63%	0.63%	0.66%	0.66%
Net investment income	1.09%	1.07%	1.89%	2.45%	2.63%	4.10%
Supplemental data
Portfolio turnover rate	15%[3]	39%[3]	72%	75%	78%	101%
Net assets, end of period (000s omitted)	$2,166,054	$2,115,985	$2,058,375	$1,783,805	$1,992,055	$1,019,054

1.	Amount is less than $0.005.

2.	Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate excludes variable rate demand notes which may account for changes from rates reported in prior periods.

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo Advantage Short-Term Municipal Bond Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Short-Term Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Notes to financial statements (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	45

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

46	Wells Fargo Advantage Short-Term Municipal Bond Fund	Notes to financial statements (unaudited)
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$5,662,390,500	$102,096,750	$5,764,487,250
Short-term investments
Investment companies	44,153,320	0	0	44,153,320
	$44,153,320	$5,662,390,500	$102,096,750	$5,808,640,570

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended December 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal obligations
Balance as of June 30, 2013	$70,987,838
Accrued discounts (premiums)	300,636
Realized gains (losses)	7,027
Change in unrealized gains (losses)	(681,276)
Purchases	31,882,525
Sales	(400,000)
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of December 31, 2013	$102,096,750
Change in unrealized gains (losses) relating to securities still held at December 31, 2013	$(600,696)

The investment type categorized above was valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.30% and declining to 0.225% as the average daily net assets of the Fund increase. Prior to November 1, 2013, Funds Management was entitled to receive an annual advisory fee which started at 0.35% and declined to 0.25% as the average daily net assets of the Fund increased. For the six months ended December 31, 2013, the advisory fee was equivalent to an annual rate of 0.29% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

Notes to financial statements (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	47

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.60% for Class A shares, 1.35% for Class C shares, 0.60% for Administrator Class shares, 0.40% for Institutional Class shares, and 0.63% for Investor Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

For the six months ended December 31, 2013, Wells Fargo Funds Distributor, LLC received $8,921 from the sale of Class A shares and $567 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2013 were $1,320,192,564 and $602,258,882, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended December 31, 2013, the Fund paid $3,510 in commitment fees.

For the six months ended December 31, 2013, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

48	Wells Fargo Advantage Short-Term Municipal Bond Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Short-Term Municipal Bond Fund	49

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

50	Wells Fargo Advantage Short-Term Municipal Bond Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling
1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Short-Term Municipal Bond Fund	51

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

222110 02-14 SA256/SAR256 12-13

Wells Fargo Advantage Strategic Municipal Bond Fund

Semi-Annual Report

December 31, 2013

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Strategic Municipal Bond Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The last six months were marked by modest U.S. economic growth and accommodative central bank policies.

Dear Valued Shareholder:

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage Strategic Municipal Bond Fund for the six-month period that ended December 31, 2013. The last six months were marked by modest U.S. economic growth and accommodative central bank policies. Ten-year municipal bond yields traded in a range between 2.5% and 3.0% during the second half of 2013 after longer-term interest rates increased sharply in May and June 2013. Municipal bond returns, as measured by the Barclays Municipal Bond Index1, gained 0.14% for the six-month period that ended December 31, 2013.

Ten-year municipal bond yields averaged 2.7% during the second half of 2013.

Interest rates largely reflected both current Federal Reserve (Fed) policy and investor anticipation of the Fed’s future moves. Throughout the reporting period, the Federal Open Market Committee (FOMC)—the Fed’s monetary policymaking body—kept its key interest rate near zero in order to support the economy and the financial system. The FOMC also purchased mortgage-backed securities to support the housing market and long-term U.S. Treasuries to keep interest rates low. In mid-December, however, the FOMC conveyed confidence in the strength of the economy by announcing it would begin tapering its bond-buying program in January 2014.

Municipal yields reflected the broader U.S. interest-rate environment. At the front end of the yield curve, municipal bond yields were extremely low because of the Fed’s zero interest-rate policy. Longer-term yields were higher than short-term yields, and the yield curve remained steep. The good news from a bond investor’s perspective was that longer-term yield increases were more modest in the second half of the year than they were in the first half. Over the six-month period, five-year municipal bonds returned 1.72%—the best-performing maturity bucket—while the long-term municipal bonds returned -2.02%, the worst-performing maturity bucket.

Higher interest rates and credit concerns kept investors wary of tax-exempt investments.

Negative credit news added to investor skittishness with the asset class. The city of Detroit filed for bankruptcy on July 18, 2013. In December 2013, Detroit was judged eligible for bankruptcy and may now restructure $18 billion of debt and trim pension benefits under Chapter 9 protection. Puerto Rico debt remained under pressure during the reporting period, with rating agencies threatening to downgrade the commonwealth’s rating to junk status amid its well-known financial woes. In February 2014, after the close of the reporting period, Standard & Poor’s, Moody’s and Fitch downgraded Puerto Rico’s rating to junk status. At the end of the reporting period, credit spreads remained attractive on a historical basis, with the difference between BBB-rated and AAA-rated2 bonds greater than its average over the past 20 years.

Higher interest rates, high-profile negative credit news, and the resulting volatile bond returns created the perfect storm that diminished investor demand for tax-exempt bonds. Record municipal bond mutual fund outflows totaled just over $48 billion during the last six months of 2013. Higher individual tax rates in 2013 (the top rate is 39.6%) and now higher yield levels may counter this trend, but that remains to be seen.

1.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

2.	The ratings indicated are from Standard & Poor’s. Credit-quality ratings apply to the underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds on a scale of AAA (highest) to D (lowest). Credit quality and credit quality ratings are subject to change.

Letter to shareholders (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	3

Sources of positive news included economic growth, pension reform, and less supply.

Despite the unusual yet well-known credit events that garnered headlines, broader and sustainable improvements to municipal credit took place amid less fanfare. For example, economic growth continued to build, the number of jobs increased, and the economy seemed to shrug off uncertainties over the federal budget and debt limit. This economic growth helped municipal budgets, as evidenced by state tax revenues having risen on a year-over-year basis for 14 consecutive quarters. Good news on the pension front came from Illinois, where its legislature showed a willingness to fix its financial problems, which included voting for a number of pension reforms. Another positive for the municipal market was that the supply of municipal new issues declined. New bond deals were postponed amid market volatility and higher interest rates in the second half of 2013. Higher rates also took away the economic reason for refunding outstanding municipal bonds.

Don’t let short-term uncertainty derail long-term investment goals.

While periods of uncertainty can present challenges, they can also create opportunities, and experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite the unusual yet well-known credit events that garnered headlines, broader and sustainable improvements to municipal credit took place amid less fanfare.

4	Wells Fargo Advantage Strategic Municipal Bond Fund	Letter to shareholders (unaudited)

Notice to shareholders

The Fund and Funds Management, LLC (“Funds Management”) have received an exemptive order from the SEC that permits Funds Management, subject to the approval of the Board of Trustees of the Fund, to select or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (“Multi-manager Structure”). The Multi-manager Structure applies to subadvisers that are not affiliated with Funds Management or the Fund, except to the extent that affiliation arises solely because such subadvisers provide sub-advisory services to the Fund (“Non-affiliated Subadvisers”), as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Funds Management or of another company that, indirectly or directly, wholly owns Funds Management (“Wholly-owned Subadvisers”).

Pursuant to the SEC order, Funds Management, with the approval of the Board of Trustees, has the discretion to terminate any subadvisers and allocate and reallocate the Fund’s assets among any other Non-affiliated Subadvisers or Wholly-owned Subadvisers. Funds Management, subject to oversight and supervision by the Board of Trustees, has responsibility to continue to oversee any subadvisers to the Fund and to recommend, for approval by the Board of Trustees, the hiring, termination and replacement of subadvisers for the Fund. In the event that a new subadviser is hired pursuant to the Multi-manager Structure, the Fund is required to provide notice to shareholders within 90 days.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

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6	Wells Fargo Advantage Strategic Municipal Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from regular federal income tax.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Wendy Casetta

Lyle J. Fitterer, CFA, CPA

Robert J. Miller

Average annual total returns1 (%) as of December 31, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (VMPAX)	12-1-1994	(3.90)	2.88	2.65	0.60	3.84	3.13	0.82	0.82
Class B (VMPIX)*	3-21-1985	(5.07)	2.71	2.60	(0.15)	3.07	2.60	1.57	1.57
Class C (DHICX)	8-18-1997	(1.14)	3.06	2.36	(0.14)	3.06	2.36	1.57	1.57
Administrator Class (VMPYX)	10-6-1997	–	–	–	0.74	4.03	3.36	0.76	0.68
Institutional Class (STRIX)	11-30-2012	–	–	–	0.95	4.07	3.38	0.49	0.48
Barclays Municipal Bond Index[4,6]	–	–	–	–	(2.55)	5.89	4.29	–	–
Barclays Short-Intermediate Municipal Bond 1-10 Year Index[5,6]	–	–	–	–	0.02	3.87	3.66	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	7

Credit quality[7] as of December 31, 2013

Effective maturity distribution[8] as of December 31, 2013

1.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen Strategic Municipal Bond Fund.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through October 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

5.	The Barclays Short-Intermediate Municipal Bond 1-10 Year Index is the 1-10 year component of the Barclays Municipal Bond Index. You cannot invest directly in an index.

6.	Effective May 22, 2013, the Fund changed its benchmark from the Barclays Municipal Bond Index to the Barclays Short-Intermediate Municipal Bond 1-10 Year Index to better align with its new strategy.

7.	The credit quality of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds on a scale of AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds on a scale of Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds on a scale of AAA (highest) to D (lowest). Credit quality, and credit quality ratings, are subject to change.

8.	Effective maturity is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

8	Wells Fargo Advantage Strategic Municipal Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2013 to December 31, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2013	Ending account value 12-31-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,008.38	$4.15	0.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.07	$4.18	0.82%
Class B
Actual	$1,000.00	$1,004.57	$7.93	1.57%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.29	$7.98	1.57%
Class C
Actual	$1,000.00	$1,004.59	$7.93	1.57%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.29	$7.98	1.57%
Administrator Class
Actual	$1,000.00	$1,009.09	$3.44	0.68%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.78	$3.47	0.68%
Institutional Class
Actual	$1,000.00	$1,010.11	$2.43	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	$2.45	0.48%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 97.14%

Alabama: 0.43%
Chatom AL Industrial Development Board Solid Waste Disposal (Utilities Revenue)	4.00%	8-1-2016	$1,875,000	$2,000,869
Jefferson County AL Sewer Revenue Warrants Series D (Water & Sewer Revenue)	5.00	10-1-2021	1,300,000	1,354,574
Jefferson County AL Sewer Revenue Warrants Series D (Water & Sewer Revenue)	5.00	10-1-2022	1,745,000	1,809,338
				5,164,781

Alaska: 0.27%
Alaska Industrial Development & Export Authority Snettisham Hydroelectric Project (Utilities Revenue, Ambac Insured)	6.00	1-1-2014	1,165,000	1,165,000
Alaska Railroad Corporate Capital Grant Receipts (Miscellaneous Revenue, National Insured)	5.00	8-1-2018	1,865,000	2,057,710
				3,222,710

Arizona: 1.85%
Arizona Health Facilities Authority Phoenix Children’s Hospital Series A (Health Revenue)	3.00	2-1-2016	1,600,000	1,658,000
Arizona Health Facilities Authority Phoenix Children’s Hospital Series A (Health Revenue)	4.00	2-1-2017	2,000,000	2,133,220
Arizona Sports & Tourism Authority Multipurpose Stadium Facility Project Series A (Tax Revenue)	4.00	7-1-2017	900,000	984,501
Florence AZ IDA (Education Revenue)	4.00	7-1-2018	500,000	494,325
Phoenix AZ IDR Great Hearts Academies Project (Education Revenue)	5.20	7-1-2022	700,000	683,578
Pima County AZ IDR Charter School (Education Revenue)	4.00	7-1-2016	400,000	408,984
Pima County AZ IDR Charter School (Education Revenue)	4.00	7-1-2017	1,140,000	1,168,831
Salt Verde AZ Financial Corporation Project (Utilities Revenue)	5.25	12-1-2020	1,565,000	1,734,896
Salt Verde AZ Financial Corporation Project (Utilities Revenue)	5.25	12-1-2026	6,000,000	6,343,020
Tempe AZ IDA Friendship Village Series A (Health Revenue)	4.00	12-1-2017	220,000	217,637
Tempe AZ IDA Friendship Village Series A (Health Revenue)	5.00	12-1-2018	800,000	821,696
Tempe AZ IDA Friendship Village Series A (Health Revenue)	5.00	12-1-2019	1,000,000	1,021,510
University of Arizona Medical Center Corporation (Health Revenue)	5.00	7-1-2015	1,660,000	1,748,910
Verrado AZ Community Facilities District # 1 Series A (GO) 144A	4.25	7-15-2019	1,320,000	1,361,052
Verrado AZ Community Facilities District # 1 Series A (GO) 144A	5.00	7-15-2020	700,000	734,167
Verrado AZ Community Facilities District # 1 Series A (GO) 144A	5.00	7-15-2021	500,000	511,970
				22,026,297

Arkansas: 0.04%
Fort Smith AR Sales & Use Tax Improvement Bonds (Tax Revenue)	2.38	5-1-2027	515,000	517,493

California: 10.68%
Alameda CA Corridor Transportation Authority CAB Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2014	625,000	621,869
Alameda CA Corridor Transportation Authority CAB Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2017	2,085,000	1,923,579
Alameda CA Corridor Transportation Authority CAB Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2019	5,430,000	4,561,200
Alameda County CA COP Medical Center Project (Miscellaneous Revenue, National Insured)	5.38	6-1-2014	115,000	115,293
Alhambra CA Police Facilities Assessment District #91-1 (Miscellaneous Revenue, Ambac Insured)	6.75	9-1-2023	6,130,000	6,904,158
California Bay Area Toll Authority Toll Bridge Revenue Series E-3 (Transportation Revenue) ±	0.76	4-1-2047	11,600,000	11,502,328

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California Foothill/Eastern Transportation Corridor Agency CAB (Transportation Revenue) ¤	0.00%	1-15-2032	$24,635,000	$8,414,577
California Foothill/Eastern Transportation Corridor Agency CAB (Transportation Revenue, National Insured) ¤	0.00	1-15-2032	20,400,000	6,968,028
California Foothill/Eastern Transportation Corridor Agency CAB (Transportation Revenue) ¤	0.00	1-15-2033	37,810,000	12,166,124
California Foothill/Eastern Transportation Corridor Agency CAB Series A (Transportation Revenue, AGM Insured) %%¤	0.00	1-15-2020	3,930,000	3,122,189
California Foothill/Eastern Transportation Corridor Agency CAB Series A (Transportation Revenue, AGM Insured) %%¤	0.00	1-15-2021	8,230,000	6,126,577
California HFA AMT Home Mortgage Series D (Housing Revenue, FGIC Insured)	4.20	2-1-2015	450,000	455,009
California Housing Finance Agency (Housing Revenue, FGIC Insured)	4.20	8-1-2015	3,500,000	3,612,210
California Infrastructure & Economic Development Colburn School Project (Education Revenue) ±	0.31	8-1-2037	11,000,000	10,868,990
California Infrastructure & Economic Development Refunding Bonds Museum Art Project Series A (Miscellaneous Revenue) ±	1.87	12-1-2037	3,000,000	2,992,470
California Public Works Board Lease Community College Project Series B (Miscellaneous Revenue, Ambac Insured)	5.63	3-1-2016	205,000	205,855
California Public Works Board Lease Revenue Bond California State University Project Series C (Miscellaneous Revenue, National Insured)	5.38	10-1-2016	500,000	501,980
California Public Works Board Lease Revenue Bond California State University Project Series C (Miscellaneous Revenue, National Insured)	5.40	10-1-2022	700,000	702,303
California Series B (GO) ±	0.96	5-1-2018	3,000,000	3,031,200
California Statewide CDA Revenue Eskaton Properties Incorporated (Health Revenue)	5.00	11-15-2017	1,130,000	1,248,356
California Statewide CDA Revenue Eskaton Properties Incorporated (Health Revenue)	5.00	11-15-2018	1,060,000	1,170,706
California Various Purpose Bonds (Tax Revenue, FGIC Insured)	6.00	8-1-2014	755,000	758,730
California Various Purpose Bonds (Miscellaneous Revenue)	6.25	10-1-2019	15,000	15,221
Delhi CA Unified School District CAB (GO, Ambac Insured) ¤	0.00	8-1-2019	2,500,000	2,015,350
Escondido CA Union High School District CAB (GO, National Insured) ¤	0.00	5-1-2020	960,000	765,850
Inland Valley CA Development Agency Series B (Tax Revenue) ±	4.25	3-1-2041	4,400,000	4,532,616
Inland Valley CA Development Agency Series C (Tax Revenue) ±	4.50	3-1-2041	4,300,000	4,552,711
Los Angeles CA Department of Airports (Airport Revenue, National Insured)	5.00	5-15-2019	2,665,000	2,872,950
Los Angeles County CA COP Disney Parking Project CAB (Miscellaneous Revenue) ¤	0.00	3-1-2016	4,170,000	4,066,250
Los Angeles County CA Schools Regionalized Business Services CAB Series A (Miscellaneous Revenue, Ambac Insured) ¤	0.00	8-1-2016	1,945,000	1,771,564
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.89	7-1-2027	11,480,000	9,197,432
Oxnard CA Harbor District Series A (Airport Revenue)	5.00	8-1-2014	615,000	628,653
Palmdale CA Civic Authority Civic Center Refinancing Series A (Tax Revenue, National Insured)	5.60	7-1-2015	65,000	65,179
Riverside County CA Asset Leasing Corporation Riverside County Hospital Project CAB Series A (Miscellaneous Revenue, National Insured) ¤	0.00	6-1-2022	2,240,000	1,506,422
San Buenaventura CA Community Memorial Health System (Health Revenue)	5.25	12-1-2017	1,455,000	1,514,611
San Buenaventura CA Community Memorial Health System (Health Revenue)	5.75	12-1-2018	2,110,000	2,247,572
San Jose CA Redevelopment Agency Series A (Tax Revenue, National Insured)	5.00	8-1-2015	3,070,000	3,249,902
				126,976,014

Colorado: 1.56%
Colorado ECFA (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25	8-15-2019	2,525,000	2,572,041
Colorado ECFA Rocky Mountain Classical Academy Project (Education Revenue)	6.38	9-1-2023	2,310,000	2,279,508

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Colorado (continued)
Colorado Health Facilities Authority The Evangelical Lutheran Good Samaritan Project (Health Revenue)	5.25%	6-1-2024	$3,380,000	$3,471,970
Colorado Health Facilities Authority Total Long Term Care Incorporated (Health Revenue)	4.25	11-15-2015	295,000	302,139
Colorado Public Authority for Energy Natural Gas Purchase Project (Utilities Revenue)	5.75	11-15-2018	720,000	791,870
Colorado Regional Transportation District Series A (Miscellaneous Revenue)	5.00	6-1-2021	8,110,000	9,145,971
				18,563,499

Connecticut: 2.77%
Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	5.00	7-1-2017	1,070,000	1,194,516
Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	5.00	7-1-2020	500,000	554,610
Connecticut Series A (Miscellaneous Revenue) ±	0.81	3-1-2021	4,315,000	4,276,079
Connecticut Series A (Miscellaneous Revenue) ±	0.94	4-15-2018	5,000,000	5,041,750
Connecticut Series A (Miscellaneous Revenue) ±	0.98	5-15-2018	2,000,000	2,007,940
Connecticut Series A (Miscellaneous Revenue) ±	1.26	3-1-2018	2,500,000	2,510,200
Connecticut Series A (Miscellaneous Revenue) ±	1.31	4-15-2020	7,000,000	7,151,270
Connecticut Series A (Miscellaneous Revenue) ±	1.41	3-1-2019	4,050,000	4,123,467
Connecticut Series D (GO) ±	0.83	9-15-2018	1,000,000	1,002,600
Connecticut Series D (GO) ±	0.98	9-15-2019	3,000,000	3,004,140
Hamden CT Refunding Bond (GO)	5.00	8-15-2019	1,835,000	2,052,264
				32,918,836

Florida: 5.17%
Broward County FL Professional Sports Facilities Civic Arena Project Series A (Tax Revenue, Ambac Insured)	5.00	9-1-2019	5,945,000	6,430,766
Cityplace FL Community Development District Special Assessment Revenue (Miscellaneous Revenue)	5.00	5-1-2017	500,000	547,795
Cityplace FL Community Development District Special Assessment Revenue (Miscellaneous Revenue)	5.00	5-1-2018	1,375,000	1,517,918
Escambia County FL School Board (Miscellaneous Revenue, National Insured)	5.00	2-1-2020	4,525,000	4,609,753
Florida Correctional Privatization Commission COP 350 Bed Youthful Offender Correctional Facility Polk County Project Series B (Miscellaneous Revenue, Ambac Insured)	5.00	8-1-2017	50,000	50,194
Florida Mid-Bay Bridge Authority Series A (Transportation Revenue, Ambac Insured)	5.95	10-1-2022	1,685,000	1,630,979
Florida Mid-Bay Bridge Authority Series B (Transportation Revenue)	5.00	10-1-2016	2,000,000	2,117,780
Florida Municipal Loan Council Revenue Series A (Miscellaneous Revenue, National Insured)	5.25	11-1-2015	150,000	150,527
Lakeland FL Hospital System Lakeland Regional Health System (Health Revenue)	5.00	11-15-2022	4,495,000	4,811,493
Manatee County FL HFA SFHR Series A (Housing Revenue, GNMA/FNMA Insured)	6.57	5-1-2039	55,000	58,345
Martin County FL IDA (IDR)	3.95	12-15-2021	2,000,000	1,799,980
Miami Beach FL Health Facilities Authority (Health Revenue)	6.75	11-15-2029	11,551,000	11,980,466
Miami FL Special Obligation (Miscellaneous Revenue, AGM Insured)	5.00	2-1-2017	1,000,000	1,086,830
Miami FL Special Obligation (Miscellaneous Revenue, AGM Insured)	5.00	2-1-2018	2,905,000	3,190,242
Miami-Dade County FL School Board COP Series A (Miscellaneous Revenue) ±	5.00	8-1-2021	4,310,000	4,680,272
Orange County FL Tourist Development Tax (Miscellaneous Revenue, Ambac/MBIA Insured)	6.00	10-1-2016	145,000	153,938
Space Coast Infrastructure Agency I-95 Brevard County FL Project (IDR)	4.00	6-15-2018	5,000,000	5,337,050
Sumter County FL Village Community Development District #5 Special Assessment Revenue Bond Phase I (Miscellaneous Revenue)	3.00	5-1-2016	805,000	809,685
Sumter County FL Village Community Development District #5 Special Assessment Revenue Bond Phase I (Miscellaneous Revenue)	3.00	5-1-2017	575,000	575,167

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Florida (continued)
Sumter County FL Village Community Development District #5 Special Assessment Revenue Bond Phase I (Miscellaneous Revenue)	3.00%	5-1-2018	$590,000	$584,537
Sumter County FL Village Community Development District #5 Special Assessment Revenue Bond Phase II (Miscellaneous Revenue)	3.00	5-1-2017	825,000	825,239
Sumter County FL Village Community Development District #5 Special Assessment Revenue Bond Phase II (Miscellaneous Revenue)	3.00	5-1-2018	850,000	842,129
Tampa FL Solid Waste System Revenue (Resource Recovery Revenue)	5.00	10-1-2020	3,000,000	3,283,830
Tampa FL Solid Waste System Revenue (Resource Recovery Revenue)	5.00	10-1-2021	1,000,000	1,081,590
Volusia County FL School Board (Tax Revenue, AGM Insured)	5.00	10-1-2016	3,055,000	3,323,351
				61,479,856

Georgia: 1.00%
Atlanta GA Water & Wastewater Project Series A-1 (Water & Sewer Revenue) ±	1.61	11-1-2038	5,000,000	4,999,250
Augusta GA MFHR Ashton Bon Air Apartments Project (Housing Revenue, GNMA Insured)	4.90	11-20-2024	920,000	955,825
Cherokee County GA Water & Sewage Authority (Water & Sewer Revenue, National Insured)	6.90	8-1-2018	5,000	5,024
De Kalb County GA Series B (GO)	4.00	1-1-2016	1,025,000	1,025,984
Fulton County GA Health System Development Authority Catholic Health East Project (Health Revenue) ±	0.97	11-15-2028	3,985,000	3,393,985
Private Colleges & Universities Authority of Georgia (Education Revenue)	5.00	10-1-2019	1,325,000	1,460,972
				11,841,040

Guam: 0.50%
Guam Department of Education John F. Kennedy High School Project Series A COP (Miscellaneous Revenue)	5.50	12-1-2015	800,000	822,424
Guam Government Waterworks Authority Water & Wastewater System (Water & Sewer Revenue)	4.00	7-1-2016	1,255,000	1,246,014
Guam International Airport Authority Series A (Airport Revenue)	5.00	10-1-2021	300,000	313,596
Guam International Airport Authority Series C (Airport Revenue)	6.00	10-1-2023	3,405,000	3,570,449
				5,952,483

Illinois: 13.86%
Chicago IL Board of Education Dedicated Revenue Series C2 (GO) ±	1.16	3-1-2032	9,900,000	9,926,037
Chicago IL Board of Education School Reform Board CAB Series B-1 (GO, National Insured) ¤	0.00	12-1-2021	10,255,000	6,912,793
Chicago IL Board of Education School Reform Board Series A (GO, National Insured)	5.25	12-1-2020	1,000,000	1,098,790
Chicago IL Board of Education Series A3 (GO) ±	0.89	3-1-2036	16,000,000	15,439,040
Chicago IL CAB (GO, National Insured) ±	5.50	1-1-2019	2,925,000	3,117,641
Chicago IL City Colleges of Chicago Capital Improvemnet Project CAB (GO, National Insured) ¤	0.00	1-1-2019	2,475,000	2,059,448
Chicago IL Midway Airport Series B (Airport Revenue, National Insured)	5.63	1-1-2029	340,000	340,952
Chicago IL Modern Schools Across Chicago Program Series A-K (Education Revenue, Ambac Insured)	5.00	12-1-2022	1,285,000	1,320,389
Chicago IL O’Hare International Airport (Airport Revenue, National Insured)	6.00	1-1-2027	1,800,000	1,806,138
Chicago IL O’Hare International Airport Senior Lien Customer Facility Charge Revenue Bond (Airport Revenue)	5.25	1-1-2023	1,350,000	1,465,871
Chicago IL O’Hare International Airport Senior Lien Customer Facility Charge Revenue Bond (Airport Revenue)	5.25	1-1-2024	1,665,000	1,771,793
Chicago IL O’Hare International Airport Senior Lien Customer Facility Charge Revenue Bond (Airport Revenue)	5.50	1-1-2025	1,420,000	1,525,222

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Chicago IL Park District Harbor Facilities Series D (GO)	5.00%	1-1-2022	$1,500,000	$1,637,220
Chicago IL Park District Harbor Facilities Series D (GO)	5.00	1-1-2023	1,175,000	1,275,098
Chicago IL Park District Limited Tax Series B (GO)	5.00	1-1-2022	4,495,000	4,906,203
Chicago IL Public Building Commission (Miscellaneous Revenue, National Insured)	5.25	12-1-2018	4,090,000	4,595,729
Chicago IL Series A (GO, AGM Insured)	5.00	1-1-2022	9,750,000	9,960,113
Chicago IL Series A (GO, AGM Insured)	5.00	1-1-2023	1,835,000	1,867,810
Chicago IL Series A2 (GO, Ambac Insured)	5.50	1-1-2018	2,030,000	2,209,675
Chicago IL Series B (GO, AGM Insured)	5.00	1-1-2021	4,675,000	4,788,322
Chicago IL Transit Authority Capital Grant Federal Transit Administration Section 5307-A (Transportation Revenue, AGM Insured)	5.25	6-1-2022	1,800,000	1,906,218
Chicago IL Water Revenue Second Lien Project (Water & Sewer Revenue)	5.00	11-1-2032	2,610,000	2,578,471
Cook & Du Page Counties IL Combined School District #113A CAB (GO, National Insured) ¤	0.00	12-1-2019	1,025,000	777,596
Cook County IL Community College District #510 South Suburban College CAB (GO, AGM Insured) ¤	0.00	12-1-2015	1,090,000	1,067,928
Cook County IL School District #123 Oak Lawn CAB (GO, National Insured) ¤	0.00	12-1-2021	1,090,000	798,218
Cook County IL Series A (GO)	5.25	11-15-2022	10,000,000	10,923,900
Cook County IL Township High School District #225 Series B (Tax Revenue) ¤	0.00	12-1-2023	2,305,000	1,496,314
Huntley IL Special Service Area # 6 (Tax Revenue, AGM Insured)	4.60	3-1-2017	895,000	911,343
Illinois GO (Miscellaneous Revenue)	5.00	7-1-2022	1,880,000	2,009,513
Illinois Development Finance Authority Peoples Gas Light & Coke Company Series E (Utilities Revenue, Ambac Insured) ±	4.88	11-1-2038	2,500,000	2,505,100
Illinois Finance Authority Proctor Hospital Project Series A (Hospital Revenue)	5.13	1-1-2025	4,800,000	5,028,336
Illinois Finance Authority Student Housing (Education Revenue)	5.13	10-1-2020	4,805,000	4,915,996
Illinois Municipal Electric Agency Power Series A (Utilities Revenue, National Insured)	5.25	2-1-2021	3,840,000	4,123,085
Illinois Sales Tax Revenue (Tax Revenue)	5.00	6-15-2020	5,000,000	5,714,650
Illinois Series 2004 (GO)	5.00	9-1-2016	1,400,000	1,442,322
Illinois Series 2010 (GO)	5.00	1-1-2017	1,250,000	1,379,425
Illinois Series 2012 (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2020	5,020,000	5,555,534
Illinois Series 2012 (Miscellaneous Revenue)	5.00	8-1-2021	5,545,000	5,987,935
Illinois Series A (Miscellaneous Revenue)	5.00	4-1-2023	3,500,000	3,714,025
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2022	2,370,000	1,620,819
Kendall Kane & Will Counties IL Community Unit School District Series C (GO, AGM Insured) ¤	0.00	10-1-2017	1,350,000	1,267,421
Lake County IL Community Consolidated School District #3 Beach Park CAB (GO, Ambac Insured) ¤	0.00	2-1-2017	1,610,000	1,459,401
Lake County IL Community Consolidated School District #3 Beach Park CAB (GO, Ambac Insured) ¤	0.00	2-1-2018	1,000,000	861,800
Lake County IL Community Consolidated School District #3 Beach Park CAB (GO, Ambac Insured) ¤	0.00	2-1-2019	1,100,000	893,431
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (GO, National Insured) ¤	0.00	1-1-2018	4,000,000	3,754,480
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (GO, AGM/FGIC Insured) ¤	0.00	1-1-2019	1,185,000	1,070,114
Springfield IL Electric Senior Lien (Utilities Revenue, National Insured)	5.00	3-1-2021	7,410,000	7,707,215
St. Clair County IL School District Series B (GO, National Insured)	4.75	1-1-2018	655,000	705,586
St. Clair County IL School District Series B (GO, National Insured)	4.75	1-1-2019	275,000	295,867
Sterling IL Whiteside County Alternate Revenue Source (GO)	3.00	11-1-2018	2,470,000	2,561,514
Sterling IL Whiteside County Alternate Revenue Source (GO)	4.00	11-1-2019	1,000,000	1,067,980
Will County IL School District # 114 CAB Series C (GO, National Insured) ¤	0.00	12-1-2021	855,000	588,043
				164,713,864

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Indiana: 2.70%
Indiana Finance Authority HEFA Ascension Health Series B3 (Health Revenue) ±	2.21%	11-15-2031	$11,000,000	$11,239,690
Indiana Finance Authority Revenue Ohio River Bridges East End Crossing Project Series B (IDR)	5.00	1-1-2019	18,205,000	19,387,597
Indiana HFFA Ancilla System Incorporated (Health Revenue, National Insured)	5.25	7-1-2022	325,000	326,336
Knox County IN EDA (Health Revenue)	4.00	4-1-2017	625,000	670,256
Knox County IN EDA (Health Revenue)	4.00	4-1-2018	400,000	430,068
				32,053,947

Iowa: 0.88%
Iowa Finance Authority Midwestern Disaster Area Revenue Bond Iowa Fertilizer Company Project (IDR)	5.00	12-1-2019	2,500,000	2,399,700
Iowa Finance Authority Midwestern Disaster Area Revenue Bond Iowa Fertilizer Company Project (IDR)	5.50	12-1-2022	4,000,000	3,739,960
Iowa Student Loan Liquidity Corporation Series A1 (Education Revenue)	3.50	12-1-2015	825,000	842,201
Iowa Student Loan Liquidity Corporation Series A1 (Education Revenue)	3.88	12-1-2016	2,520,000	2,602,228
Iowa Student Loan Liquidity Corporation Series A1 (Education Revenue)	4.13	12-1-2017	825,000	855,641
				10,439,730

Kansas: 0.08%
Kansas Development Finance Authority (Health Revenue)	5.00	11-15-2015	500,000	537,050
Wyandotte County & Kansas City KS Unified Government Special Obligation International Speedway Corporation Project (Tax Revenue, National Insured) ¤	0.00	12-1-2014	485,000	473,787
				1,010,837

Kentucky: 0.48%
Christian County KY Hospital (Health Revenue, AGM Insured)	5.25	2-1-2018	1,520,000	1,642,573
Kentucky EDFA (Health Revenue)	3.00	11-15-2014	695,000	690,316
Kentucky EDFA (Health Revenue)	3.00	11-15-2015	720,000	706,356
Kentucky EDFA (Health Revenue)	4.00	11-15-2016	740,000	733,444
Kentucky State EDFA Norton Healthcare Incorporated Series B (Health Revenue, National Insured) ¤	0.00	10-1-2022	1,000,000	675,740
Pikeville KY Hospital Pikeville Medical Center (Health Revenue)	4.00	3-1-2015	750,000	772,598
Pikeville KY Hospital Pikeville Medical Center (Health Revenue)	5.00	3-1-2016	500,000	534,800
				5,755,827

Louisiana: 2.84%
East Baton Rouge Parish LA Sewerage Commission Series A (Water & Sewer Revenue) ±	0.92	2-1-2046	8,000,000	8,012,080
Louisiana HFA SFHR Home Owner Series C-2 (Housing Revenue, GNMA Insured)	5.55	6-1-2035	135,000	140,760
Louisiana Tobacco Settlement Financing Corporation Asset Backed Revenue Bonds Series A (Tobacco Revenue)	5.00	5-15-2024	7,500,000	7,711,125
Louisiana Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	5.00	5-15-2025	7,500,000	7,772,700
New Orleans LA (GO, National Insured)	5.25	12-1-2022	3,540,000	3,649,846
New Orleans LA Water Revenue (Water & Sewer Revenue, FGIC Insured)	5.00	12-1-2014	780,000	782,262
New Orleans LA Water Revenue (Water & Sewer Revenue, FGIC Insured)	5.00	12-1-2015	895,000	897,515
St. Bernard Parish LA Sales & Use Tax (Tax Revenue)	4.00	3-1-2019	3,355,000	3,597,600
Terrebonne Parish LA Hospital Service District # 1 Hospital (Health Revenue)	4.00	4-1-2015	600,000	620,814
Terrebonne Parish LA Hospital Service District # 1 Hospital (Health Revenue)	4.00	4-1-2016	500,000	528,515
				33,713,217

Maryland: 1.63%
Howard County MD Housing Commission Series A (Housing Revenue) ±	1.31	7-1-2034	6,625,000	6,625,861
Prince Georges County MD Series A (GO)	5.00	9-15-2020	2,400,000	2,854,008
Prince Georges County MD Series B (GO)	5.00	9-15-2020	8,290,000	9,858,219
				19,338,088

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Massachusetts: 1.25%
Massachusetts Educational Financing Authority (Education Revenue)	5.00%	7-1-2018	$450,000	$495,788
Massachusetts Educational Financing Authority (Education Revenue)	5.00	7-1-2019	10,295,000	11,277,143
Massachusetts Various Consolidated Loan Series D (Tax Revenue) ±	0.49	1-1-2018	3,000,000	3,031,560
				14,804,491

Michigan: 6.86%
Detroit MI Distribution Aid (GO)	4.50	11-1-2023	975,000	949,348
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2014	340,000	330,449
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2015	660,000	604,699
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2016	855,000	735,565
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2017	3,015,000	2,441,487
Detroit MI Sewage Disposal System Revenue Refunding Senior Lien Bond Series A (Water & Sewer Revenue, AGC/National Insured)	5.25	7-1-2023	100,000	99,778
Detroit MI Sewage Disposal System Revenue Refunding Senior Lien Bond Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2020	2,355,000	2,306,958
Detroit MI Sewage Disposal System Revenue Refunding Senior Lien Bond Series C (Water & Sewer Revenue, National Insured)	5.25	7-1-2016	2,450,000	2,458,012
Detroit MI Sewer Disposal System Revenue (Water & Sewer Revenue, National Insured)	5.00	7-1-2017	1,480,000	1,469,610
Detroit MI Sewer Disposal System Revenue CAB Series A (Water & Sewer Revenue, National Insured) ¤	0.00	7-1-2017	810,000	661,948
Detroit MI Sewer Disposal System Revenue CAB Series A (Water & Sewer Revenue, National Insured) ¤	0.00	7-1-2018	5,125,000	3,939,075
Detroit MI Sewer Disposal System Revenue Senior Lien Series B (Water & Sewer Revenue, National Insured)	5.25	7-1-2022	285,000	280,215
Detroit MI Sewer Disposal System Revenue Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2017	420,000	417,052
Detroit MI Sewer Disposal System Revenue Series C (Water & Sewer Revenue, AGC/FGIC Insured)	5.00	7-1-2018	225,000	225,261
Detroit MI Sewer Disposal System Revenue Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2019	5,280,000	5,172,816
Detroit MI Water & Sewage Department Senior Lien Series A (Water & Sewer Revenue)	5.00	7-1-2017	3,000,000	2,994,480
Detroit MI Water & Sewage Department Series A (Water & Sewer Revenue)	5.00	7-1-2022	205,000	197,306
Detroit MI Water & Sewage Department Series A (Water & Sewer Revenue)	5.00	7-1-2023	1,575,000	1,493,872
Detroit MI Water & Sewage Department Series A (Water & Sewer Revenue)	5.50	7-1-2024	350,000	342,367
Detroit MI Water & Sewer Department Series A (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2018	1,165,000	1,166,864
Detroit MI Water Supply System Senior Lien Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2021	4,580,000	4,487,576
Detroit MI Water Supply System Senior Lien Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2018	3,300,000	3,266,010
Detroit MI Water Supply System Series A (Water & Sewer Revenue, National Insured)	5.00	7-1-2019	665,000	651,501
Detroit MI Water Supply System Series A (Water & Sewer Revenue, National Insured) ±	5.25	7-1-2019	770,000	754,369
Detroit MI Water Supply System Series A (Water & Sewer Revenue, National Insured) ±	5.25	7-1-2020	3,820,000	3,742,110
Detroit MI Water Supply System Series A (Water & Sewer Revenue, National Insured) ±	5.25	7-1-2023	610,000	597,507
Detroit MI Water Supply System Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2021	5,000,000	4,899,100
Grand Blanc MI Community Schools (GO, Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,145,000	1,302,563
Grand Haven MI (Utilities Revenue, National Insured)	5.50	7-1-2016	1,000,000	1,080,350
Michigan Finance Authority (Health Revenue)	4.00	6-1-2014	1,035,000	1,048,559
Michigan Finance Authority (Health Revenue)	5.00	6-1-2015	1,090,000	1,147,498

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Michigan Finance Authority Limited Obligation (Education Revenue)	4.25%	2-1-2017	$1,000,000	$998,820
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue)	5.00	6-1-2014	3,300,000	3,349,797
Michigan Finance Authority St. John Health System Series A (Health Revenue, Ambac Insured)	5.00	5-15-2018	300,000	301,104
Michigan Finance Authority Unemployment Obligation Assessment Series B (Miscellaneous Revenue)	5.00	7-1-2020	14,500,000	16,726,620
Michigan Municipal Bond Authority (Miscellaneous Revenue, Ambac Insured)	4.00	11-1-2019	500,000	492,310
Michigan Municipal Bond Authority (Miscellaneous Revenue, Ambac Insured)	4.13	5-1-2020	500,000	462,570
Michigan Municipal Bond Authority (Miscellaneous Revenue, Ambac Insured)	5.00	5-1-2018	595,000	613,052
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	5.00	11-1-2015	150,000	156,618
Michigan Public Educational Facilities Authority Chandler Park Academy (Education Revenue)	6.35	11-1-2028	1,500,000	1,507,590
Saginaw County MI Economic Development Corporation Limited Obligation Lease (Miscellaneous Revenue)	3.00	12-1-2015	400,000	410,204
Wayne County MI Airport Authority Revenue AMT Detroit Metropolitan Airport Series A (Airport Revenue)	5.00	12-1-2022	3,500,000	3,689,385
Wayne County MI Airport Authority Revenue Detroit Metropolitan Airport Series C (Airport Revenue)	5.00	12-1-2022	1,000,000	1,068,530
Wayne County MI GO Building Authority Capital Improvement Series A (GO, National Insured)	5.25	6-1-2016	540,000	542,009
				81,582,914

Minnesota: 0.42%
Duluth MN EDA Health Care Facilities St. Lukes Hospital Authority Obligated Group (Health Revenue)	4.00	6-15-2014	770,000	770,909
Minnesota Agricultural & Economic Development Board Health Care Facilities Project Essentia Health Obligated Group Series A (Health Revenue)	4.75	2-15-2015	2,500,000	2,506,575
St. Paul MN Housing & RDA Charter School Lease Revenue Hmong College Prep Academy Series A (Miscellaneous Revenue)	4.75	9-1-2022	500,000	487,830
St. Paul MN Housing & RDA Community of Peace Academy Project Series A (Education Revenue)	5.00	12-1-2036	1,325,000	1,189,930
				4,955,244

Mississippi: 0.30%
Gulfport MS Hospital Facilities Gulfport Memorial Hospital Series A (Health Revenue, National Insured)	6.20	7-1-2018	200,000	200,546
Lowndes County MS Solid Waste Disposal & Pollution Control Weyerhaeuser Company Project Series A (Miscellaneous Revenue)	6.80	4-1-2022	3,000,000	3,393,570
				3,594,116

Missouri: 0.43%
Kansas City MO IDA Transportation Improvements (Transportation Revenue)	4.00	9-1-2014	1,860,000	1,881,948
Sikeston MO The Electric System of the Board of Municipal Utilities (Utilities Revenue, National Insured)	6.00	6-1-2015	3,000,000	3,208,170
				5,090,118

Nebraska: 0.57%
Central Plains NE Energy Project # 1 Series A (Utilities Revenue)	5.25	12-1-2018	3,655,000	4,086,729
Nebraska Higher Education Loan Program Foundation for Educational Funding Project (Education Revenue, National/FHA Insured) ¤	0.00	12-15-2015	2,970,000	2,687,345
				6,774,074

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Nevada: 0.56%
Carson City NV Hospital Revenue (Health Revenue)	3.00%	9-1-2014	$725,000	$735,070
Carson City NV Hospital Revenue (Health Revenue)	4.00	9-1-2015	400,000	417,176
Carson City NV Hospital Revenue (Health Revenue)	4.00	9-1-2016	400,000	426,212
Carson City NV Hospital Revenue (Health Revenue)	5.00	9-1-2018	700,000	778,435
Clark County NV Series A (Airport Revenue)	5.00	7-1-2021	2,535,000	2,787,562
Las Vegas NV Special Improvement District # 60 (Miscellaneous Revenue)	3.00	6-1-2017	780,000	757,731
Las Vegas NV Special Improvement District # 60 (Miscellaneous Revenue)	4.00	6-1-2018	765,000	760,387
				6,662,573

New Hampshire: 0.07%
New Hampshire HEFA Covenant Health Project Series B (Health Revenue)	5.00	7-1-2016	520,000	566,639
New Hampshire HFA SFHR Mortgage Acquisition AMT Series B (Housing Revenue)	4.85	7-1-2015	315,000	315,860
				882,499

New Jersey: 4.15%
Atlantic City NJ (GO)	4.00	11-1-2018	450,000	482,999
Atlantic City NJ (GO, AGM Insured)	4.00	11-1-2018	2,290,000	2,494,703
Atlantic City NJ (GO)	5.00	11-1-2020	4,025,000	4,432,008
Delaware River NJ Port Authority Pennsylvania & New Jersey Port District Project (Airport Revenue)	5.00	1-1-2017	2,100,000	2,280,642
Delaware River NJ Port Authority Pennsylvania & New Jersey Port District Project (Airport Revenue)	5.00	1-1-2018	1,230,000	1,344,882
Jersey City NJ (GO, AGM Insured)	4.00	9-1-2018	1,140,000	1,249,919
New Jersey EDA (Tobacco Revenue)	5.00	6-15-2018	4,000,000	4,446,600
New Jersey EDA Elite Pharmaceuticals Project Series A (IDR)	6.50	9-1-2030	700,000	331,807
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	1.61	9-1-2027	12,500,000	12,281,250
New Jersey EDA School Facilities Series C (Miscellaneous Revenue) ±	1.86	2-1-2018	6,500,000	6,631,170
New Jersey EDA Series E (Miscellaneous Revenue) ±	1.76	2-1-2016	1,100,000	1,113,145
New Jersey EDA The Goethals Bridge Replacement Project (IDR)	5.00	7-1-2020	500,000	548,750
New Jersey EDA The Goethals Bridge Replacement Project (IDR)	5.00	1-1-2021	585,000	634,526
New Jersey EDA The Goethals Bridge Replacement Project (IDR)	5.00	7-1-2021	900,000	972,954
New Jersey EDA The Goethals Bridge Replacement Project (IDR)	5.00	7-1-2022	1,050,000	1,124,256
New Jersey EDA The Goethals Bridge Replacement Project (IDR)	5.00	1-1-2023	600,000	636,588
New Jersey EDA The Goethals Bridge Replacement Project (IDR)	5.00	1-1-2024	500,000	524,060
New Jersey Higher Education Assistance Authority Series A (Education Revenue)	4.63	6-1-2018	1,000,000	1,094,300
New Jersey Tobacco Settlement Financing Corporation Series 1A (Tobacco Revenue)	4.50	6-1-2023	3,170,000	2,917,351
Newark NJ Housing Authority (Miscellaneous Revenue, National Insured)	5.25	1-1-2019	2,995,000	3,295,518
Paterson NJ General Improvement (GO, AGM Insured)	5.00	6-15-2020	400,000	434,844
				49,272,272

New Mexico: 0.34%
Albuquerque NM IDR Manor Nursing Series A (Health Revenue, GNMA Insured)	4.80	5-20-2014	160,000	160,562
Dona Ana County NM Tax Revenue Receipts (Tax Revenue, Ambac Insured)	5.50	6-1-2015	1,000,000	1,043,880
Dona Ana County NM Tax Revenue Receipts (Tax Revenue, Ambac Insured)	5.50	6-1-2016	1,000,000	1,071,570
New Mexico Educational Assistance Foundation Series A2 (Education Revenue) ±	0.89	12-1-2028	1,750,000	1,750,000
				4,026,012

New York: 7.99%
Build New York City Resource Corporation South Bronx Charter School for International Cultures & The Arts Project Series A (Education Revenue)	3.88	4-15-2023	1,000,000	908,120

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
Hempstead NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	7.65%	2-1-2044	$6,000,000	$6,001,020
Metropolitan Transportation Authority New York Dedicated Tax Fund (Tax Revenue) ±	1.01	11-1-2019	7,500,000	7,531,200
Monroe County NY Industrial Development Corporation Unity Hospital Rochester Project (Health Revenue, FHA Insured)	4.20	8-15-2025	7,195,000	7,219,391
Nassau County NY Local Economic Assistance Corporation (Health Revenue)	5.00	7-1-2022	1,000,000	1,036,090
New York Dormitory Authority (Health Revenue, AGM/FHA Insured)	5.25	8-15-2015	1,695,000	1,745,782
New York Energy R&D Authority Electric & Gas Corporation Series A (Utilities Revenue)	2.13	3-15-2015	1,000,000	1,012,670
New York IDA American Airlines JFK International Airport (IDR)	7.50	8-1-2016	3,010,000	3,188,884
New York Local Government Assistance Corporation Series A9V (Tax Revenue, AGM Insured) ±(m)(n)	0.09	4-1-2017	5,900,000	5,811,500
New York NY City Housing Authority Lease Purchase Agreement (Housing Revenue) (i)	4.78	1-6-2016	1,831,847	1,859,325
New York NY IDA (Airport Revenue)	5.00	7-1-2018	4,655,000	4,852,744
New York NY IDA (Airport Revenue)	5.00	7-1-2019	2,830,000	2,945,804
New York NY IDA Senior Airport Facilities Revenue & Refunding Bonds Transportation Infrastructure Projects LLC Obligated Group Project Series A (IDR)	5.00	7-1-2022	2,165,000	2,216,181
New York NY Municipal Water Finance Authority Series AA2 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.45	6-15-2032	4,000,000	4,000,000
New York NY Sub Series A1 (GO) ±	5.75	8-1-2014	70,000	70,319
New York NY Sub Series F2 (GO) ø	4.40	12-15-2017	2,335,000	2,335,000
New York NY Sub Series J-4 (GO) ±	0.61	8-1-2025	6,700,000	6,702,613
New York Urban Development Corporation COP James A. Farley Post Office Building Refinancing (Miscellaneous Revenue)	4.00	2-1-2015	7,800,000	7,837,050
New York Public Housing Capital Fund Trust II (Miscellaneous Revenue, HUD Insured) 144A	4.50	7-1-2022	3,293,041	3,440,371
New York Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	5.00	6-1-2022	3,000,000	3,312,720
New York Tobacco Settlement Financing Corporation Series B (Tobacco Revenue)	5.00	6-1-2021	5,000,000	5,529,500
Niagara NY Area Development Corporation (Education Revenue)	4.00	5-1-2015	250,000	258,845
Niagara NY Area Development Corporation (Education Revenue)	4.00	5-1-2016	300,000	317,013
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2017	250,000	274,660
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2018	500,000	554,790
Peregrines Landing LLC New York Facilities Series A (Housing Revenue, GNMA Insured)	7.00	5-20-2044	5,600,000	5,830,440
Suffolk County NY Economic Development Corporation (Health Revenue)	5.00	7-1-2017	1,000,000	1,114,200
Suffolk County NY Series A (GO)	5.00	4-1-2018	2,700,000	3,062,637
Suffolk County NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	4.00	6-1-2018	500,000	528,945
Suffolk County NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	6-1-2019	575,000	633,087
Suffolk County NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	6-1-2020	625,000	684,056
Ulster County NY Resource Recovery Agency (Resource Recovery Revenue)	3.00	3-1-2017	900,000	936,405
Ulster County NY Resource Recovery Agency (Resource Recovery Revenue)	3.00	3-1-2018	1,140,000	1,182,454
				94,933,816

North Carolina: 0.14%
New Hanover County NC New Hanover Regional Medical Center (Health Revenue)	5.00	10-1-2019	1,000,000	1,125,940
North Carolina Capital Facilities Financing Agency Waste Management of Carolinas Project (Resource Recovery Revenue) ±	3.38	8-1-2014	540,000	547,819
				1,673,759

North Dakota: 0.46%
Ward County ND Health Care Facility Trinity Obligated Group Series B (Health Revenue)	6.25	7-1-2021	1,580,000	1,582,575
Williston ND Parks & Recreation District Sales Tax & Gross Revenue Series A (Tax Revenue)	3.00	3-1-2016	400,000	415,148

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	19

Security name	Interest rate	Maturity date	Principal	Value

North Dakota (continued)
Williston ND Parks & Recreation District Sales Tax & Gross Revenue Series A (Tax Revenue)	3.00%	3-1-2017	$250,000	$260,743
Williston ND Parks & Recreation District Sales Tax & Gross Revenue Series B-1 (Tax Revenue)	2.00	3-1-2032	3,195,000	3,195,511
				5,453,977

Ohio: 0.53%
Akron OH Sanitary Sewer System Improvement Project (Water & Sewer Revenue, Ambac Insured)	5.00	12-1-2017	750,000	813,968
Ohio HFA SFHR CAB Series A (Housing Revenue, FGIC/FHA/VA Insured) ¤	0.00	1-15-2015	5,725	5,476
Warren County OH Health Care Facilities Otterbein Homes Series A (Health Revenue)	5.00	7-1-2020	2,550,000	2,749,155
Warren County OH Health Care Facilities Otterbein Homes Series A (Health Revenue)	5.00	7-1-2021	2,435,000	2,590,670
Woodridge OH Local School District (GO, Ambac Insured)	6.80	12-1-2014	170,000	176,739
				6,336,008

Oklahoma: 0.36%
Comanche County OK Hospital Authority Series A (Health Revenue)	5.00	7-1-2018	795,000	854,188
Tulsa OK Airports Improvement Trust (Airport Revenue)	4.75	6-1-2018	325,000	338,657
Tulsa OK Airports Improvement Trust Series A (Airport Revenue)	5.00	6-1-2023	1,000,000	1,047,860
Woodward County OK Public Facilities Authority Series B (Tax Revenue)	3.25	9-1-2026	2,000,000	2,003,320
				4,244,025

Other: 0.08%
Branch Banking & Trust Municipal Trust Various States Class B (Miscellaneous Revenue, Rabobank LOC) 144Aø	0.93	8-1-2014	975,194	974,687

Pennsylvania: 7.67%
Allegheny County PA Various Refunding Notes Series C-59B (GO, AGM Insured) ±	0.71	11-1-2026	18,250,000	15,776,578
Allentown PA City School District CAB (GO, National/FGIC Insured) ¤	0.00	2-15-2014	130,000	129,968
Allentown PA City School District CAB (GO, National/FGIC Insured) ¤	0.00	2-15-2014	370,000	369,556
Beaver County PA Hospital Authority Revenue Heritage Valley Health System Incorporated (Health Revenue)	5.00	5-15-2020	3,195,000	3,608,433
Berks County PA Municipal Authority Reading Hospital & Medical Center Project (Health Revenue, National Insured)	5.70	10-1-2014	405,000	421,070
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue) ±	1.56	11-1-2039	8,750,000	8,752,888
Dauphin County PA General Authority Office & Parking Riverfront Office Project (Miscellaneous Revenue)	6.00	1-1-2025	5,165,000	5,120,374
Delaware County PA IDA Chester Community Charter School (Education Revenue)	4.50	8-15-2017	3,900,000	3,832,140
Delaware Valley PA Regional Finance Authority (Miscellaneous Revenue)	5.75	7-1-2017	5,026,000	5,622,084
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, Ambac Insured)	5.00	12-1-2014	3,000,000	3,040,440
Pennsylvania Higher Education Facilities Authority Shippensburg University Student Services (Education Revenue)	4.00	10-1-2017	550,000	573,320
Pennsylvania Turnpike Commission Series A (Transportation Revenue) ±	0.74	12-1-2018	11,000,000	10,906,170
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	1.33	12-1-2020	10,000,000	9,999,900
Philadelphia PA Authority for Industrial Development Tacony Academy Christian School Project Series A-1 (Education Revenue)	6.25	6-15-2023	730,000	724,328
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	5.00	7-1-2017	1,500,000	1,504,770
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Hospital Revenue)	6.25	7-1-2023	5,150,000	5,088,458

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Pocono Mountain PA School District Series B (GO, AGM Insured)	4.00%	6-15-2019	$2,575,000	$2,793,283
Pocono Mountain PA School District Series B (GO, AGM Insured)	4.00	6-15-2020	5,845,000	6,273,088
Reading PA Series A (GO)	4.00	11-15-2014	1,780,000	1,818,466
St. Mary Hospital Authority Pennsylvania Health System Catholic Health East Series B (Health Revenue)	5.00	11-15-2015	930,000	962,838
Susquehanna PA Area Regional Airport Authority System Series A (Airport Revenue)	5.00	1-1-2019	3,630,000	3,789,684
				91,107,836

Puerto Rico: 2.05%
Puerto Rico Electric Power Authority Series UU (Utilities Revenue) ±	1.14	7-1-2020	3,255,000	1,848,156
Puerto Rico Electric Power Authority Series UU (Utilities Revenue) ±	0.85	7-1-2025	4,250,000	2,885,963
Puerto Rico Electric Power Authority Series UU (Utilities Revenue) ±	1.14	7-1-2017	8,715,000	6,014,309
Puerto Rico Government Development Bank Refunding Bond (Miscellaneous Revenue, National Insured) ±	4.75	12-1-2015	5,000,000	4,888,150
Puerto Rico Highway & Transportation Revenue Series BB (Transportation Revenue, Ambac Insured)	5.25	7-1-2017	3,165,000	3,023,904
Puerto Rico Highway & Transportation Revenue Series BB (Transportation Revenue, Ambac Insured)	5.25	7-1-2018	2,955,000	2,752,908
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority International American University (Education Revenue)	5.00	10-1-2021	1,400,000	1,281,560
Puerto Rico Public Improvements Bond Series A (GO, AGM Insured)	5.00	7-1-2015	1,695,000	1,700,356
				24,395,306

Rhode Island: 0.51%
Providence RI Redevelopment Agency (Miscellaneous Revenue, Ambac Insured)	4.75	4-1-2020	2,710,000	2,741,815
Rhode Island Clean Water Finance Agency Cranston Wastewater Treatment System (Miscellaneous Revenue, National Insured)	5.80	9-1-2022	975,000	975,761
Rhode Island Health & Educational Building Corporation (Miscellaneous Revenue, AGM Insured)	5.00	5-15-2018	2,180,000	2,312,566
Rhode Island Housing & Mortgage Finance (Housing Revenue)	6.50	4-1-2027	25,000	25,042
				6,055,184

South Carolina: 0.30%
Berkeley County SC Pollution Control Facilities Generating Company Project (Utilities Revenue)	4.88	10-1-2014	640,000	655,910
South Carolina Jobs EDA Ebenezer Nursing Series A (Health Revenue, GNMA Insured)	6.90	1-20-2037	2,945,000	2,949,741
				3,605,651

South Dakota: 0.09%
South Dakota HEFA (Health Revenue)	4.50	9-1-2019	990,000	1,071,814

Tennessee: 2.24%
Clarksville TN Natural Gas Acquisition Corporation Gas Revenue Bonds (Energy Revenue)	5.00	12-15-2021	450,000	485,852
Hamilton County TN Series B (GO)	4.00	3-1-2021	4,275,000	4,749,910
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2017	1,655,000	1,820,649
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	4,000,000	4,440,440
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2020	4,720,000	5,207,293
Tennessee Energy Acquisition Corporation Series B (Utilities Revenue)	5.63	9-1-2026	3,000,000	3,059,730

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	21

Security name	Interest rate	Maturity date	Principal	Value

Tennessee (continued)
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00%	2-1-2017	$1,010,000	$1,093,749
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2019	5,300,000	5,822,686
				26,680,309

Texas: 7.83%
Austin TX Housing Finance Corporation SFHR (Housing Revenue) ¤	0.00	2-1-2016	1,530,000	22,430
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	5.00	1-1-2021	1,000,000	1,054,910
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	5.00	1-1-2022	500,000	523,825
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	5.00	1-1-2023	500,000	520,590
Clifton TX Higher Education Finance Corporation (Education Revenue)	3.75	8-15-2022	1,500,000	1,430,610
Coastal Water Authority Texas Conveyance System (Water & Sewer Revenue, FGIC Insured)	7.50	12-15-2016	20,000	20,120
Galveston TX Wharves & Terminal Revenue (Airport Revenue)	5.00	2-1-2017	1,100,000	1,201,783
Galveston TX Wharves & Terminal Revenue (Airport Revenue)	5.00	2-1-2018	1,680,000	1,856,669
Houston TX Community College System (GO)	5.00	2-15-2022	7,560,000	8,698,838
Lubbock TX Health Facilities Development Corporation Lutheran Retirement (Housing Revenue, GNMA Insured)	6.00	3-20-2029	1,000,000	1,001,250
Midtown TX RDA (Tax Revenue)	4.00	1-1-2014	250,000	250,000
Midtown TX RDA (Tax Revenue)	4.00	1-1-2016	1,980,000	2,100,166
Midtown TX RDA (Tax Revenue)	5.00	1-1-2017	2,270,000	2,507,851
North Texas Higher Education Authority Incorporated Student Loan Series 2 Class A (Education Revenue) ±	1.18	4-1-2037	3,330,000	3,330,067
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises LLC Project Series C (Resource Recovery Revenue) ø	0.75	12-1-2039	8,000,000	8,000,000
Sam Rayburn TX Municipal Power Agency (Utilities Revenue)	5.00	10-1-2017	470,000	528,929
Tarrant County TX Cultural Education Facilities Finance Corporation Retirement Facilities Series A-1 (Health Revenue, GNMA Insured)	5.00	5-15-2014	1,350,000	1,363,622
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2021	5,000,000	5,335,700
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2023	6,000,000	6,192,840
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2020	6,500,000	7,044,960
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue) ±	0.53	9-15-2017	8,390,000	8,364,243
Texas Municipal Gas Acquisition & Supply Corporation Series D (Utilities Revenue)	6.25	12-15-2026	22,260,000	25,274,672
Texas Public Finance Authority Southern University Financing System (Education Revenue)	5.00	11-1-2020	1,715,000	1,871,991
Texas Public Finance Authority Southern University Financing System (Education Revenue)	5.00	11-1-2021	1,275,000	1,365,818
Texas Turnpike Authority Central Texas Turnpike System CAB (Transportation Revenue, Ambac Insured) ¤	0.00	8-15-2027	1,425,000	637,160
Wood Glen TX Housing Finance Corporation Mortgage Copperwood Project Series A (Miscellaneous Revenue, National/FHA Insured)	7.65	7-1-2022	2,125,000	2,525,669
				93,024,713

Utah: 0.07%
Utah HFA RHA Community Services Project Series A (Health Revenue)	6.88	7-1-2027	790,000	790,055

Vermont: 0.70%
Vermont Student Assistance Corporation Education Loan Revenue Series BCL-A1 (Education Revenue) ±	1.74	6-1-2022	8,281,504	8,303,284

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Virgin Islands: 1.59%
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Tax Revenue)	2.25%	10-1-2017	$6,570,000	$6,583,009
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series 2013B (Miscellaneous Revenue)	5.00	10-1-2024	10,000,000	10,535,200
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-2017	1,600,000	1,745,552
				18,863,761

Virginia: 0.63%
Caroline County VA IDR (Miscellaneous Revenue)	4.00	8-1-2016	1,820,000	1,822,839
Dulles VA Town Center CDA (Miscellaneous Revenue)	3.00	3-1-2015	550,000	546,898
Dulles VA Town Center CDA (Miscellaneous Revenue)	3.00	3-1-2016	620,000	608,592
Dulles VA Town Center CDA (Miscellaneous Revenue)	4.00	3-1-2017	1,910,000	1,894,013
Virginia Housing Development Authority AMT Series A Sub Series A-5 (Housing Revenue)	4.50	1-1-2020	2,600,000	2,649,374
				7,521,716

Washington: 0.73%
King County WA Public Hospital District # 1 Valley Medical Center Series A (Health Revenue)	4.00	6-15-2015	1,185,000	1,211,852
King County WA Public Hospital District # 1 Valley Medical Center Series A (Health Revenue)	4.00	6-15-2016	1,480,000	1,529,536
Redmond WA Library Capital Facilities Area (GO)	5.00	12-1-2017	200,000	200,792
Skagit County WA Public Hospital District #1 Skagit Valley Hospital Project (Health Revenue)	5.63	12-1-2025	2,000,000	2,056,860
Washington COP Series A (Miscellaneous Revenue)	5.00	7-1-2025	3,375,000	3,671,629
				8,670,669

Wisconsin: 1.48%
Milwaukee WI RDA Public Schools Series A (Miscellaneous Revenue)	5.00	8-1-2019	7,690,000	8,842,808
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A (Miscellaneous Revenue)	4.75	8-1-2023	1,140,000	1,136,489
Wisconsin HEFA Beloit Health System Incorporation (Health Revenue)	4.00	4-1-2014	650,000	654,303
Wisconsin HEFA Beloit Health System Incorporation (Health Revenue)	5.00	4-1-2015	640,000	668,480
Wisconsin Public Finance Authority Airport Facilities Revenue Series G (Airport Revenue)	5.00	7-1-2017	6,100,000	6,251,318
				17,553,398

Total Municipal Obligations (Cost $1,157,596,022)				1,154,592,800

	Yield		Shares
Short-Term Investments: 0.41%

Investment Companies: 0.41%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)##	0.01		4,815,564	4,815,564

Total Short-Term Investments (Cost $4,815,564)				4,815,564

Total investments in securities (Cost $1,162,411,586)*	97.55%	1,159,408,364
Other assets and liabilities, net	2.45	29,125,824

Total net assets	100.00%	$1,188,534,188

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	23

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

¤	Security issued in zero coupon form with no periodic interest payments.

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	Security issued on a when-issued basis.

(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

(i)	Illiquid security

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

##	All or a portion of this security has been segregated for when-issued securities.

*	Cost for federal income tax purposes is $1,162,421,913 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$13,157,495
Gross unrealized depreciation	(16,171,044)

Net unrealized depreciation	$(3,013,549)

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Strategic Municipal Bond Fund	Statement of assets and liabilities—December 31, 2013 (unaudited)

Assets
Investments
In unaffiliated securities, at value (see cost below)	$1,154,592,800
In affiliated securities, at value (see cost below)	4,815,564

Total investments, at value (see cost below)	1,159,408,364
Receivable for investments sold	31,417,692
Receivable for Fund shares sold	4,860,398
Receivable for interest	11,833,320
Prepaid expenses and other assets	150,757

Total assets	1,207,670,531

Liabilities
Dividends payable	270,104
Payable for investments purchased	9,620,534
Payable for Fund shares redeemed	8,337,515
Advisory fee payable	309,829
Distribution fees payable	91,225
Due to other related parties	195,990
Accrued expenses and other liabilities	311,146

Total liabilities	19,136,343

Total net assets	$1,188,534,188

NET ASSETS CONSIST OF
Paid-in capital	$1,191,114,417
Overdistributed net investment income	(87,347)
Accumulated net realized gains on investments	510,340
Net unrealized losses on investments	(3,003,222)

Total net assets	$1,188,534,188

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$567,176,898
Shares outstanding – Class A	64,466,165
Net asset value per share – Class A	$8.80
Maximum offering price per share – Class A2	$9.21
Net assets – Class B	$1,650,969
Shares outstanding – Class B	188,126
Net asset value per share – Class B	$8.78
Net assets – Class C	$136,292,356
Shares outstanding – Class C	15,437,448
Net asset value per share – Class C	$8.83
Net assets – Administrator Class	$451,929,646
Shares outstanding – Administrator Class	51,380,499
Net asset value per share – Administrator Class	$8.80
Net assets – Institutional Class	$31,484,319
Shares outstanding – Institutional Class	3,577,939
Net asset value per share – Institutional Class	$8.80

Investments in unaffiliated securities, at cost	$1,157,596,022

Investments in affiliated securities, at cost	$4,815,564

Total investments, at cost	$1,162,411,586

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended December 31, 2013 (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	25

Investment income
Interest	$17,798,412
Dividends	211,317
Income from affiliated securities	782

Total investment income	18,010,511

Expenses
Advisory fee	2,109,605
Administration fees
Fund level	319,923
Class A	480,064
Class B	1,522
Class C	115,849
Administrator Class	248,803
Institutional Class	14,116
Shareholder servicing fees
Class A	750,100
Class B	2,379
Class C	181,014
Administrator Class	620,676
Distribution fees
Class B	7,136
Class C	543,041
Custody and accounting fees	34,552
Professional fees	31,909
Registration fees	114,602
Shareholder report expenses	23,025
Trustees’ fees and expenses	6,373
Other fees and expenses	17,459

Total expenses	5,622,148
Less: Fee waivers and/or expense reimbursements	(233,557)

Net expenses	5,388,591

Net investment income	12,621,920

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	1,902,924
Futures transactions	(189,519)

Net realized gains on investments	1,713,405

Net change in unrealized gains (losses) on:
Unaffiliated securities	(5,497,673)
Futures transactions	467,307

Net change in unrealized gains (losses) on investments	(5,030,366)

Net realized and unrealized gains (losses) on investments	(3,316,961)

Net increase in net assets resulting from operations	$9,304,959

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Strategic Municipal Bond Fund	Statement of changes in net assets

	Six months ended December 31, 2013 (unaudited)		Year ended June 30, 2013

Operations
Net investment income		$12,621,920		$17,818,991
Net realized gains on investments		1,713,405		11,691,585
Net change in unrealized gains (losses) on investments		(5,030,366)		(12,344,451)

Net increase in net assets resulting from operations		9,304,959		17,166,125

Distributions to shareholders from
Net investment income
Class A		(5,994,780)		(8,279,613)
Class B		(11,749)		(22,236)
Class C		(901,269)		(1,147,959)
Administrator Class		(5,299,917)		(8,215,766)
Institutional Class		(413,488)		(154,180)[1]
Net realized gains
Class A		(3,590,262)		(4,978,177)
Class B		(10,326)		(25,895)
Class C		(845,496)		(1,359,593)
Administrator Class		(2,870,855)		(4,104,641)
Institutional Class		(188,481)		(86)[1]

Total distributions to shareholders		(20,126,623)		(28,288,146)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	11,499,614	101,536,916	38,534,177	345,871,134
Class B	1,925	16,937	10,539	93,938
Class C	1,263,389	11,197,601	4,807,050	43,319,293
Administrator Class	14,796,539	130,667,304	51,015,832	457,745,813
Institutional Class	2,004,326	17,720,009	3,823,203 [1]	34,341,419 [1]

		261,138,767		881,371,597

Reinvestment of distributions
Class A	1,027,471	9,066,859	1,369,724	12,299,137
Class B	2,193	19,299	4,517	40,472
Class C	168,305	1,489,855	231,908	2,089,611
Administrator Class	779,788	6,880,689	1,173,317	10,534,631
Institutional Class	62,758	553,879	16,119 [1]	144,262 [1]

		18,010,581		25,108,113

Payment for shares redeemed
Class A	(16,739,979)	(147,666,278)	(32,686,058)	(293,368,144)
Class B	(56,504)	(497,747)	(193,709)	(1,735,696)
Class C	(3,085,536)	(27,334,908)	(4,338,229)	(39,051,482)
Administrator Class	(22,972,399)	(202,636,493)	(42,111,554)	(377,516,795)
Institutional Class	(2,080,613)	(18,423,882)	(247,854)[1]	(2,190,172)[1]

		(396,559,308)		(713,862,289)

Net increase (decrease) in net assets resulting from capital share transactions		(117,409,960)		192,617,421

Total increase (decrease) in net assets		(128,231,624)		181,495,400

Net assets
Beginning of period		1,316,765,812		1,135,270,412

End of period		$1,188,534,188		$1,316,765,812

Overdistributed net investment income		$(87,347)		$(88,064)

1.	For the period from November 30, 2012 (commencement of class operations) to June 30, 2013

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Strategic Municipal Bond Fund	27

(For a share outstanding throughout each period)

	Six months ended December 31, 2013 (unaudited)	Year ended June 30			Year ended May 31
CLASS A		2013	2012	2011[1]	2011[2]	2010[2]	2009[2]
Net asset value, beginning of period	$8.87	$8.94	$8.77	$8.75	$8.67	$8.59	$8.70
Net investment income	0.09	0.13	0.21	0.02	0.26	0.25	0.31
Net realized and unrealized gains (losses) on investments	(0.02)	0.01	0.18	0.02	0.08	0.08	(0.11)

Total from investment operations	0.07	0.14	0.39	0.04	0.34	0.33	0.20
Distributions to shareholders from
Net investment income	(0.09)	(0.13)	(0.21)	(0.02)	(0.26)	(0.25)	(0.31)
Net realized gains	(0.05)	(0.08)	(0.01)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.14)	(0.21)	(0.22)	(0.02)	(0.26)	(0.25)	(0.31)
Net asset value, end of period	$8.80	$8.87	$8.94	$8.77	$8.75	$8.67	$8.59
Total return[3]	0.84%	1.59%	4.48%	0.49%	4.01%	3.76%	2.54%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.82%	0.83%	0.83%	0.88%	0.99%	1.01%
Net expenses	0.82%	0.82%	0.83%	0.83%	0.87%	0.99%	1.01%
Net investment income	2.00%	1.49%	2.31%	3.15%	3.02%	2.85%	3.64%
Supplemental data
Portfolio turnover rate	31%	49%	74%	12%	130%	40%	53%
Net assets, end of period (000s omitted)	$567,177	$609,303	$549,357	$353,518	$330,896	$329,475	$333,901

1.	For the one month ended June 30, 2011. The Fund changed its fiscal year end from May 31 to June 30, effective June 30, 2011.

2.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Strategic Municipal Bond Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class A of Evergreen Strategic Municipal Bond Fund.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Strategic Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2013 (unaudited)	Year ended June 30			Year ended May 31
CLASS B		2013	2012	2011[1]	2011[2]	2010[2]	2009[2]
Net asset value, beginning of period	$8.85	$8.92	$8.75	$8.73	$8.65	$8.57	$8.68
Net investment income	0.06 [3]	0.07 [3]	0.15 [3]	0.02 [3]	0.19 [3]	0.19 [3]	0.25 [3]
Net realized and unrealized gains (losses) on investments	(0.02)	0.01	0.17	0.02	0.09	0.07	(0.11)

Total from investment operations	0.04	0.08	0.32	0.04	0.28	0.26	0.14
Distributions to shareholders from
Net investment income	(0.06)	(0.07)	(0.14)	(0.02)	(0.20)	(0.18)	(0.25)
Net realized gains	(0.05)	(0.08)	(0.01)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.11)	(0.15)	(0.15)	(0.02)	(0.20)	(0.18)	(0.25)
Net asset value, end of period	$8.78	$8.85	$8.92	$8.75	$8.73	$8.65	$8.57
Total return[4]	0.46%	0.83%	3.71%	0.43%	3.23%	2.99%	1.78%
Ratios to average net assets (annualized)
Gross expenses	1.58%	1.57%	1.58%	1.58%	1.64%	1.74%	1.76%
Net expenses	1.57%	1.57%	1.58%	1.58%	1.63%	1.74%	1.76%
Net investment income	1.24%	0.77%	1.69%	2.40%	2.20%	2.20%	2.91%
Supplemental data
Portfolio turnover rate	31%	49%	74%	12%	130%	40%	53%
Net assets, end of period (000s omitted)	$1,651	$2,128	$3,738	$6,741	$7,531	$16,123	$31,991

1.	For the one month ended June 30, 2011. The Fund changed its fiscal year end from May 31 to June 30, effective June 30, 2011.

2.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Strategic Municipal Bond Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class B of Evergreen Strategic Municipal Bond Fund.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Strategic Municipal Bond Fund	29

(For a share outstanding throughout each period)

	Six months ended December 31, 2013 (unaudited)	Year ended June 30			Year ended May 31
CLASS C		2013	2012	2011[1]	2011[2]	2010[2]	2009[2]
Net asset value, beginning of period	$8.90	$8.97	$8.80	$8.78	$8.70	$8.62	$8.73
Net investment income	0.06	0.07	0.14	0.02	0.20	0.18	0.24
Net realized and unrealized gains (losses) on investments	(0.02)	0.01	0.18	0.02	0.08	0.09	(0.10)

Total from investment operations	0.04	0.08	0.32	0.04	0.28	0.27	0.14
Distributions to shareholders from
Net investment income	(0.06)	(0.07)	(0.14)	(0.02)	(0.20)	(0.19)	(0.25)
Net realized gains	(0.05)	(0.08)	(0.01)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.11)	(0.15)	(0.15)	(0.02)	(0.20)	(0.19)	(0.25)
Net asset value, end of period	$8.83	$8.90	$8.97	$8.80	$8.78	$8.70	$8.62
Total return[3]	0.46%	0.83%	3.69%	0.42%	3.23%	2.99%	1.78%
Ratios to average net assets (annualized)
Gross expenses	1.58%	1.57%	1.58%	1.58%	1.63%	1.74%	1.76%
Net expenses	1.57%	1.57%	1.58%	1.58%	1.62%	1.74%	1.76%
Net investment income	1.24%	0.74%	1.59%	2.40%	2.26%	2.08%	2.88%
Supplemental data
Portfolio turnover rate	31%	49%	74%	12%	130%	40%	53%
Net assets, end of period (000s omitted)	$136,292	$152,155	$147,006	$113,724	$112,740	$130,775	$109,379

1.	For the one month ended June 30, 2011. The Fund changed its fiscal year end from May 31 to June 30, effective June 30, 2011.

2.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Strategic Municipal Bond Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class C of Evergreen Strategic Municipal Bond Fund.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Strategic Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2013 (unaudited)	Year ended June 30			Year ended May 31
ADMINISTRATOR CLASS		2013	2012	2011[1]	2011[2]	2010[2]	2009[2]
Net asset value, beginning of period	$8.87	$8.94	$8.76	$8.75	$8.67	$8.59	$8.70
Net investment income	0.10	0.15	0.22	0.02	0.28	0.27	0.33
Net realized and unrealized gains (losses) on investments	(0.02)	0.01	0.19	0.01	0.08	0.08	(0.10)

Total from investment operations	0.08	0.16	0.41	0.03	0.36	0.35	0.23
Distributions to shareholders from
Net investment income	(0.10)	(0.15)	(0.22)	(0.02)	(0.28)	(0.27)	(0.34)
Net realized gains	(0.05)	(0.08)	(0.01)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.15)	(0.23)	(0.23)	(0.02)	(0.28)	(0.27)	(0.34)
Net asset value, end of period	$8.80	$8.87	$8.94	$8.76	$8.75	$8.67	$8.59
Total return[3]	0.91%	1.73%	4.76%	0.39%	4.20%	4.02%	2.80%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.76%	0.75%	0.77%	0.77%	0.75%	0.76%
Net expenses	0.68%	0.68%	0.68%	0.68%	0.69%	0.75%	0.76%
Net investment income	2.13%	1.62%	2.42%	3.32%	3.23%	3.03%	3.89%
Supplemental data
Portfolio turnover rate	31%	49%	74%	12%	130%	40%	53%
Net assets, end of period (000s omitted)	$451,930	$521,312	$435,170	$159,045	$146,149	$151,636	$73,002

1.	For the one month ended June 30, 2011. The Fund changed its fiscal year end from May 31 to June 30, effective June 30, 2011.

2.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Strategic Municipal Bond Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class I of Evergreen Strategic Municipal Bond Fund.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Strategic Municipal Bond Fund	31

(For a share outstanding throughout each period)

	Six months ended December 31, 2013 (unaudited)	Year ended
INSTITUTIONAL CLASS		June 30, 2013[1]
Net asset value, beginning of period	$8.87	$9.06
Net investment income	0.10	0.08 [2]
Net realized and unrealized gains (losses) on investments	(0.02)	(0.10)

Total from investment operations	0.08	(0.02)
Distributions to shareholders from
Net investment income	(0.10)	(0.09)
Net realized gains	(0.05)	(0.08)

Total distributions to shareholders	(0.15)	(0.17)
Net asset value, end of period	$8.80	$8.87
Total return[3]	1.01%	(0.28)%
Ratios to average net assets (annualized)
Gross expenses	0.50%	0.50%
Net expenses	0.48%	0.48%
Net investment income	2.34%	1.65%
Supplemental data
Portfolio turnover rate	31%	49%
Net assets, end of period (000s omitted)	$31,484	$31,868

1.	For the period from November 30, 2012 (commencement of class operations) to June 30, 2013

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Advantage Strategic Municipal Bond Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Strategic Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Notes to financial statements (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	33

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

34	Wells Fargo Advantage Strategic Municipal Bond Fund	Notes to financial statements (unaudited)
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Municipal obligations	$0	$1,146,921,975	$7,670,825	$1,154,592,800

Short-term investments
Investment companies	4,815,564	0	0	4,815,564
	$4,815,564	$1,146,921,975	$7,670,825	$1,159,408,364

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended December 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase. For the six months ended December 31, 2013, the advisory fee was equivalent to an annual rate of 0.33% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.82% for Class A shares, 1.57% for Class B shares, 1.57% for Class C shares, 0.68% for Administrator Class shares, and 0.48% for Institutional Class shares.

Notes to financial statements (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	35

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended December 31, 2013, Wells Fargo Funds Distributor, LLC received $18,569 from the sale of Class A shares and $2,431 and $1,497 in contingent deferred sales charges from redemptions of Class A and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2013 were $402,147,107 and $356,755,933, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended December 31, 2013, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help shorten the duration of the portfolio.

As of December 31, 2013, the Fund did not have any open futures contracts but had an average notional amount of $10,857,907 in futures contracts during the six months ended December 31, 2013. The realized losses and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended December 31, 2013, the Fund paid $820 in commitment fees.

For the six months ended December 31, 2013, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

36	Wells Fargo Advantage Strategic Municipal Bond Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	37

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

38	Wells Fargo Advantage Strategic Municipal Bond Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Strategic Municipal Bond Fund	39

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

222111 02-14 SA257/SAR257 12-13

Wells Fargo Advantage
Ultra Short-Term Municipal Income Fund

Semi-Annual Report

December 31, 2013

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The last six months were marked by modest U.S. economic growth and accommodative central bank policies.

Dear Valued Shareholder:

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage Ultra Short-Term Municipal Income Fund for the six-month period that ended December 31, 2013. The last six months were marked by modest U.S. economic growth and accommodative central bank policies. Ten-year municipal bond yields traded in a range between 2.5% and 3.0% during the second half of 2013 after longer-term interest rates increased sharply in May and June 2013. Municipal bond returns as measured by the Barclays Municipal Bond Index1 gained 0.14% for the six-month period that ended December 31, 2013.

Ten-year municipal bond yields averaged 2.7% during the second half of 2013.

Interest rates largely reflected both current Federal Reserve (Fed) policy and investor anticipation of the Fed’s future moves. Throughout the reporting period, the Federal Open Market Committee (FOMC)—the Fed’s monetary policymaking body—kept its key interest rate near zero in order to support the economy and the financial system. The FOMC also purchased mortgage-backed securities to support the housing market and long-term U.S. Treasuries to keep interest rates low. In mid-December, however, the FOMC conveyed confidence in the strength of the economy by announcing it would begin tapering its bond-buying program in January 2014.

Municipal yields reflected the broader U.S. interest-rate environment. At the front end of the yield curve, municipal bond yields were extremely low because of the Fed’s zero interest-rate policy. Longer-term yields were higher than short-term yields, and the yield curve remained steep. The good news from a bond investor’s perspective was that longer-term yield increases were more modest in the second half of the year than they were in the first half. Over the six-month period, five-year municipal bonds returned 1.72%—the best-performing maturity bucket—while the long-term municipal bonds returned -2.02%, the worst-performing maturity bucket.

Higher interest rates and credit concerns kept investors wary of tax-exempt investments.

Negative credit news added to investor skittishness with the asset class. The city of Detroit filed for bankruptcy on July 18, 2013. In December 2013, Detroit was judged eligible for bankruptcy and may now restructure $18 billion of debt and trim pension benefits under Chapter 9 protection. Puerto Rico debt remained under pressure during the reporting period, with rating agencies threatening to downgrade the commonwealth’s rating to junk status amid its well-known financial woes. In February 2014, after the close of the reporting period, Standard & Poor’s, Moody’s and Fitch downgraded Puerto Rico’s rating to junk status. At the end of the reporting period, credit spreads remained attractive on a historical basis, with the difference between BBB-rated and AAA-rated2 bonds greater than its average over the past 20 years.

Higher interest rates, high-profile negative credit news, and the resulting volatile bond returns created the perfect storm that diminished investor demand for tax-exempt bonds. Record municipal bond mutual fund outflows totaled just over $48 billion during the last six months of 2013. Higher individual tax rates in 2013 (the top rate is 39.6%) and now higher yield levels may counter this trend, but that remains to be seen.

1.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

2.	The ratings indicated are from Standard & Poor’s. Credit-quality ratings apply to the underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds on a scale of AAA (highest) to D (lowest). Credit quality and credit quality ratings are subject to change.

Letter to shareholders (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	3

Sources of positive news included economic growth, pension reform, and less supply.

Despite the unusual yet well-known credit events that garnered headlines, broader and sustainable improvements to municipal credit took place amid less fanfare. For example, economic growth continued to build, the number of jobs increased, and the economy seemed to shrug off uncertainties over the federal budget and debt limit. This economic growth helped municipal budgets, as evidenced by state tax revenues having risen on a year-over-year basis for 14 consecutive quarters. Good news on the pension front came from Illinois, where its legislature showed a willingness to fix its financial problems, which included voting for a number of pension reforms. Another positive for the municipal market was that the supply of municipal new issues declined. New bond deals were postponed amid market volatility and higher interest rates in the second half of 2013. Higher rates also took away the economic reason for refunding outstanding municipal bonds.

Don’t let short-term uncertainty derail long-term investment goals.

While periods of uncertainty can present challenges, they can also create opportunities, and experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite the unusual yet well-known credit events that garnered headlines, broader and sustainable improvements to municipal credit took place amid less fanfare.

4	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Letter to shareholders (unaudited)

Notice to shareholders

The Fund and Funds Management, LLC (“Funds Management”) have received an exemptive order from the SEC that permits Funds Management, subject to the approval of the Board of Trustees of the Fund, to select or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (“Multi-manager Structure”). The Multi-manager Structure applies to subadvisers that are not affiliated with Funds Management or the Fund, except to the extent that affiliation arises solely because such subadvisers provide sub-advisory services to the Fund (“Non-affiliated Subadvisers”), as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Funds Management or of another company that, indirectly or directly, wholly owns Funds Management (“Wholly-owned Subadvisers”).

Pursuant to the SEC order, Funds Management, with the approval of the Board of Trustees, has the discretion to terminate any subadvisers and allocate and reallocate the Fund’s assets among any other Non-affiliated Subadvisers or Wholly-owned Subadvisers. Funds Management, subject to oversight and supervision by the Board of Trustees, has responsibility to continue to oversee any subadvisers to the Fund and to recommend, for approval by the Board of Trustees, the hiring, termination and replacement of subadvisers for the Fund. In the event that a new subadviser is hired pursuant to the Multi-manager Structure, the Fund is required to provide notice to shareholders within 90 days.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

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6	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Wendy Casetta

Lyle J. Fitterer, CFA, CPA

Average annual total returns1 (%) as of December 31, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SMAVX)	10-2-2000	(1.69)	1.44	1.93	0.31	1.85	2.14	0.74	0.67
Class C (WFUSX)	3-31-2008	(1.61)	1.06	1.45	(0.61)	1.06	1.45	1.49	1.42
Administrator Class (WUSMX)	7-30-2010	–	–	–	0.38	1.93	2.31	0.68	0.60
Institutional Class (SMAIX)	7-31-2000	–	–	–	0.61	2.16	2.52	0.41	0.37
Investor Class (SMUAX)	11-30-1995	–	–	–	0.08	1.77	2.17	0.77	0.70
Barclays 1-Year Municipal Bond Index[4]	–	–	–	–	0.80	1.57	2.25	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	7

Credit quality[5] as of December 31, 2013

Effective maturity distribution[6] as of December 31, 2013

1.	Historical performance shown for Class C shares prior to their inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Administrator Class shares.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through October 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Barclays 1-Year Municipal Bond Index is the 1-year component of the Barclays Municipal Bond Index, which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

5.	The credit quality of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds on a scale of AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds on a scale of Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds on a scale of AAA (highest) to D (lowest). Credit quality, and credit quality ratings, are subject to change.

6.	Effective maturity is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

8	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2013 to December 31, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2013	Ending account value 12-31-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,001.83	$3.38	0.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.83	$3.41	0.67%
Class C
Actual	$1,000.00	$996.00	$7.14	1.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.05	$7.22	1.42%
Administrator Class
Actual	$1,000.00	$1,002.18	$3.03	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Institutional Class
Actual	$1,000.00	$1,003.34	$1.87	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%
Investor Class
Actual	$1,000.00	$999.60	$3.53	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57	0.70%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Summary portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	9

The Summary Portfolio of Investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website: http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/semi/holdings/ultrashorttermmunicipalincome.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on the Form N-CSRS, is also available on the SEC’s website at sec.gov.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Municipal Obligations: 98.10%

Alabama: 1.54%
Chatom AL Industrial Development Board Alabama Electric Series A (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation SPA) ±	0.60%	8-1-2037	$15,250,000	$15,250,305	0.25%
Chatom AL Industrial Development Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series A (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation SPA) ±	0.60	11-15-2038	46,630,000	46,625,319	0.77
Other securities				31,722,662	0.52

				93,598,286	1.54

Alaska: 0.65%
Other securities				39,232,960	0.65

Arizona: 1.89%
Scottsdale AZ IDA Healthcare Series F (Health Revenue, AGM Insured) ± (m)	0.85	9-1-2045	54,975,000	54,975,000	0.91
Other securities				59,725,234	0.98

				114,700,234	1.89

Arkansas: 0.01%
Other securities				869,526	0.01

California: 12.26%
California (GO) ±	4.00	12-1-2026	86,860,000	93,610,759	1.54
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-3 (Miscellaneous Revenue) ±	0.56	4-1-2038	38,400,000	38,425,728	0.63
California Refunding Series A (Miscellaneous Revenue) ±	0.74	5-1-2033	60,000,000	60,213,000	0.99
California Statewide CDA (Various Revenue) µ	0.30-4.88	9-1-2014 to 7-1-2040	50,130,000	50,381,671	0.83
California Statewide CDA Health Facilities Catholic Series D (Health Revenue, AGM Insured) ± (m)	0.60	7-1-2041	42,950,000	42,950,000	0.71
Inland Valley CA Development Agency Series A (Tax Revenue) ±	4.00	3-1-2041	56,000,000	56,311,360	0.93
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.77	7-1-2017	45,600,000	44,230,632	0.73
Palomar Pomerado CA Health Care District COP Series A (Health Revenue, AGM Insured) ± (m)	1.20	11-1-2036	34,000,000	34,000,000	0.56
Palomar Pomerado CA Health Care District COP (Health Revenue, AGM Insured)	0.99-1.25	11-1-2036	57,850,000	57,850,000	0.95
Other securities				265,835,613	4.39

				743,808,763	12.26

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Summary portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Colorado: 2.30%
Denver CO City & County Airport (Airport Revenue) µ	0.25-5.00%	11-15-2015 to 11-15-2025	$37,605,000	$37,971,677	0.63%
Denver CO City & County Airport Sub Series G1 (Airport Revenue, AGM Insured, Morgan Stanley Bank SPA) ø	0.25	11-15-2025	44,165,000	44,165,000	0.73
Other securities				57,587,598	0.94

				139,724,275	2.30

Connecticut: 2.07%
Connecticut (Miscellaneous Revenue)	0.51-0.98	8-15-2015 to 8-15-2018	70,355,000	70,469,712	1.16
Other securities				55,093,379	0.91

				125,563,091	2.07

District of Columbia: 1.13%
Other securities				68,415,037	1.13

Florida: 5.89%
Citizens Property Insurance Corporation of Florida (Miscellaneous Revenue, AGM Insured) ±	1.71	6-1-2014	62,000,000	62,303,800	1.03
Florida PFOTER 4638 (Miscellaneous Revenue, Dexia Credit Local LIQ) 144A ø	0.34	7-1-2036	43,580,000	43,580,000	0.72
Miami-Dade County FL Expressway Authority (Transportation Revenue) µ	0.26-0.72	7-1-2018 to 3-8-2030	45,190,000	45,190,000	0.74
Miami-Dade County FL Expressway Authority Toll System Series DCL-2012-003 (Transportation Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) 144A ø	0.74	3-8-2026	50,620,000	50,620,000	0.83
Other securities				155,943,832	2.57

				357,637,632	5.89

Georgia: 2.12%
Georgia Series G (GO) ±	0.46	12-1-2026	106,305,000	106,280,550	1.75
Other securities				22,362,549	0.37

				128,643,099	2.12

Guam: 0.09%
Other securities				5,292,932	0.09

Hawaii: 0.03%
Other securities				1,542,823	0.03

Illinois: 7.76%
BB&T Municipal Trust Class C (GO, Rabobank LOC) ±	0.56	12-1-2015	37,685,000	37,656,736	0.62
Chicago IL Board of Education (GO) µ	0.00-5.25	12-1-2014 to 12-1-2017	16,105,000	16,306,087	0.27
Chicago IL Board of Education Series A-1 (GO) ±	0.70	3-1-2026	52,235,000	50,751,526	0.84
Chicago IL Board of Education Series A-2 (GO) ±	0.81	3-1-2035	72,320,000	71,757,350	1.18
Illinois (Various Revenue) µ	2.50-5.00	1-1-2014 to 1-1-2018	74,685,000	78,638,300	1.28

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	11

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Illinois (continued)
Regional Transportation Authority Illinois Refunding Balance Series B (Tax Revenue) ø	0.55%	6-1-2025	$44,305,000	$44,305,000	0.73%
Other securities				171,613,585	2.84

				471,028,584	7.76

Indiana: 1.99%
Indiana Finance Authority (Various Revenue)	0.55-5.00	1-1-2019 to 2-1-2035	36,045,000	36,350,961	0.60
Indiana Finance Authority Various Lease Appropriation A-2 (Miscellaneous Revenue) ±	0.55	2-1-2035	62,100,000	62,120,493	1.02
Other securities				22,589,666	0.37

				121,061,120	1.99

Kansas: 0.01%
Other securities				808,186	0.01

Kentucky: 0.71%
Kentucky Public Transportation Infrastructure Authority Tolls BAN Downtown Crossing Project Series A (Transportation Revenue)	5.00	7-1-2017	36,170,000	39,923,723	0.66
Other securities				3,214,160	0.05

				43,137,883	0.71

Louisiana: 2.42%
East Baton Rouge Parish LA Sewerage Commission Series A (Water & Sewer Revenue) ±	0.92	2-1-2046	47,170,000	47,241,227	0.78
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A1 (IDR) ø	0.35	11-1-2040	60,000,000	60,000,000	0.99
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series B1 (IDR) ø	0.35	11-1-2040	26,000,000	26,000,000	0.43
Other securities				13,734,048	0.22

				146,975,275	2.42

Maine: 0.03%
Other securities				1,853,007	0.03

Massachusetts: 2.58%
Massachusetts Development Finance Agency Partners Healthcare Series K-3 (Health Revenue) ±	0.71	7-1-2038	32,720,000	32,719,673	0.54
Other securities				124,116,212	2.04

				156,835,885	2.58

Michigan: 2.95%
University of Michigan Series F (Education Revenue) ±	0.46	4-1-2043	42,470,000	42,523,937	0.70
Other securities				136,207,270	2.25

				178,731,207	2.95

Minnesota: 0.38%
Other securities				22,964,880	0.38

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Summary portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Missouri: 0.26%
Other securities				$15,572,835	0.26%

Montana: 0.08%
Other securities				5,095,199	0.08

Nebraska: 0.13%
Other securities				7,595,906	0.13

Nevada: 0.33%
Other securities				19,798,032	0.33

New Hampshire: 0.02%
Other securities				1,248,888	0.02

New Jersey: 6.76%
New Jersey EDA (Various Revenue)	0.64-5.25%	6-15-2014 to 9-1-2016	$15,335,000	15,458,156	0.25
New Jersey EDA Series E (Miscellaneous Revenue) ±	1.76	2-1-2016	59,540,000	60,251,503	0.99
New Jersey PFOTER PT-4709 (Miscellaneous Revenue, Dexia Credit Local LIQ) 144A ø	0.41	9-1-2029	41,600,000	41,600,000	0.69
New Jersey PFOTER PT-4713 (GO, Ambac Insured, Dexia Credit Local LIQ) 144A ø	0.34	12-15-2021	23,050,000	23,050,000	0.38
New Jersey PFOTER PT-4712 (Transportation Revenue, National Insured, Dexia Credit Local LIQ) 144A ø	0.41	12-15-2022	33,070,000	33,070,000	0.55
New Jersey PFOTER PT-4716 (Miscellaneous Revenue, National/FGIC Insured, Dexia Credit Local LIQ) ±144A ø	0.41	9-1-2027	45,000,000	45,000,000	0.74
New Jersey TTFA PFOTER PT-109 (Transportation Revenue, Dexia Credit Local LOC, FGIC Insured, Dexia Credit Local SPA) ø	0.41	12-15-2030	35,435,000	35,435,000	0.58
Other securities				156,645,021	2.58

				410,509,680	6.76

New Mexico: 0.06%
Other securities				3,735,000	0.06

New York: 21.22%
Deutsche Bank Spears Lifers Trust (GO) µ	0.31-0.68	7-1-2022 to 6-1-2030	69,025,000	69,025,000	1.13
Metropolitan Transportation Authority New York Series 2012A-1 (Transportation Revenue) ±	0.25	11-15-2041	47,500,000	47,470,075	0.78
Metropolitan Transportation Authority New York Series A-3 (Transportation Revenue) ±	0.45	11-15-2042	50,000,000	49,918,500	0.82
Metropolitan Transportation Authority New York Sub Series 3-3B (Transportation Revenue) ±	0.42	11-1-2030	42,470,000	42,377,415	0.70
Metropolitan Transportation Authority New York Sub Series G-1 (Transportation Revenue) ±	0.53	11-1-2032	5,750,000	5,745,688	0.09
Metropolitan Transportation Authority New York Sub Series G-2 (Transportation Revenue) ±	0.64	11-1-2032	34,000,000	33,988,440	0.56
New York Energy R&D Authority (IDR) µ	1.20-5.00	10-1-2028 to 8-1-2032	8,925,000	9,309,328	0.16

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	13

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

New York (continued)
New York Energy R&D Authority Series A (Resource Recovery Revenue, Ambac Insured) ± (m) (n)	0.42%	7-1-2015	$51,960,000	$51,960,000	0.86%
New York Local Government Assistance Corporation Refinance Sub Lien Series A-10V (Tax Revenue, AGM Insured) ± (m) (n)	0.09	4-1-2017	60,400,000	59,645,000	0.98
New York Local Government Assistance Refunding Series C (Tax Revenue)	5.50	4-1-2017	2,700,000	3,001,590	0.05
New York NY (GO ) µ	0.30-0.44	8-1-2021 to 6-1-2036	110,245,000	110,226,779	1.81
New York NY Adjusted Fiscal 2008 Sub Series A-4 (GO, AGM Insured) ± (m)	0.34	8-1-2026	41,875,000	41,875,000	0.69
New York NY Adjusted Fiscal 2008 Sub Series C4 (GO, AGM Insured) ± (m)	0.30	10-1-2027	60,975,000	60,975,000	1.00
New York NY Sub Series L-5 (GO, Dexia Credit Local SPA) ø	0.34	4-1-2035	34,000,000	34,000,000	0.56
Oyster Bay NY BAN (GO)	5.00	8-8-2014	100,000,000	102,532,000	1.69
Oyster Bay NY BAN Series A (GO)	1.50	3-7-2014	65,260,000	65,383,341	1.08
Oyster Bay NY RAN (GO)	1.50	3-28-2014	9,000,000	9,013,050	0.15
Suffolk County NY TAN Series II (GO) %%	1.50	8-14-2014	40,750,000	40,934,598	0.67
Triborough Bridge & Tunnel Authority New York (Transportation Revenue) µ	0.21-0.67	1-1-2019 to 1-1-2030	38,345,000	38,326,094	0.63
Triborough Bridge & Tunnel Authority New York Various Refunding General Sub Series B-D (Transportation Revenue) ±	0.70	1-1-2031	40,800,000	40,807,752	0.67
Other securities				371,538,728	6.14

				1,288,053,378	21.22

North Carolina: 0.66%
Other securities				39,990,486	0.66

North Dakota: 0.63%
Other securities				38,306,738	0.63

Ohio: 0.76%
Other securities				46,090,120	0.76

Oklahoma: 0.42%
Other securities				25,411,099	0.42

Oregon: 0.34%
Other securities				20,473,848	0.34

Pennsylvania: 2.14%
Other securities				130,037,925	2.14

Puerto Rico: 1.77%
Puerto Rico Government Development Bank Refunding Bond (Miscellaneous Revenue, National Insured) ±	4.75	12-1-2015	39,790,000	38,899,898	0.64
Other securities				68,357,593	1.13

				107,257,491	1.77

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Summary portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Rhode Island: 0.32%
Other securities				$19,596,357	0.32%

South Carolina: 0.15%
Other securities				9,341,245	0.15

Tennessee: 1.11%
Tennessee Energy Acquisition Corporation (Utilities Revenue )	5.00-5.25%	2-1-2014 to 9-1-2017	$60,265,000	63,237,407	1.04
Other securities				3,977,326	0.07

				67,214,733	1.11

Texas: 9.74%
Coastal Bend TX Health Facilities Development Corporation (Health Revenue, AGM Insured) ± (m)	0.69	7-1-2031	33,200,000	33,200,000	0.55
Harris County TX Health Facilities Development Corporation Series A3 (Health Revenue, AGM Insured) ± (m)	0.58	7-1-2031	39,550,000	39,550,000	0.65
Harris County TX Health Facilities Development Corporation Series A4 (Health Revenue, AGM Insured) ± (m)	0.50	7-1-2031	26,150,000	26,150,000	0.43
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (IDR) ø	0.75	11-1-2040	58,000,000	58,000,000	0.96
Texas Municipal Gas Acquisition & Supply Corporation (Utilities Revenue) µ	0.21-5.00	12-15-2014 to 9-15-2018	79,490,000	79,831,973	1.30
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue) ±	0.53	9-15-2017	69,665,000	69,451,128	1.14
Texas Transportation Commission State Highway Series B (Transportation Revenue, Banco Bilboa Vizcaya SPA) ø	0.35	4-1-2026	41,500,000	41,500,000	0.68
Texas Transportation Commission Turnpike System First Tier PUTTER Series B (Transportation Revenue) ±	1.25	8-15-2042	46,000,000	46,155,020	0.76
Other securities				197,548,212	3.27

				591,386,333	9.74

Virgin Islands: 0.22%
Other securities				13,648,374	0.22

Virginia: 0.83%
Other securities				50,111,029	0.83

Washington: 0.12%
Other securities				7,057,820	0.12

West Virginia: 0.33%
Other securities				20,154,200	0.33

Wisconsin: 0.31%
Other securities				18,727,316	0.31

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	15

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Wyoming: 0.58%
Sweetwater County WY Series 88-A (Energy Revenue) ø	0.52%	1-10-2014	$35,000,000	$35,000,000	0.58%

Total Municipal Obligations (Cost $5,945,561,400)				5,953,838,717	98.10

	Yield		Shares
Short-Term Investments: 1.89%

Investment Companies: 1.89%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (u) (l) ##	0.01		114,682,400	114,682,400	1.89

Total Short-Term Investments (Cost $114,682,400)				114,682,400	1.89

Total investments in securities
(Cost $6,060,243,800)*				6,068,521,117	99.99
Other assets and liabilities, net				511,642	0.01

Total net assets				$6,069,032,759	100.00%

±	Variable rate investment. The rate shown is the rate in effect at period end.

(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

µ	All or some of these obligations have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.

(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

%%	Security issued on a when-issued basis

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Investment in an affiliate

##	All or a portion of this security has been segregated for when-issued securities.

*	Cost for federal income tax purposes is $6,060,214,359 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$16,185,685
Gross unrealized depreciation	(7,878,927)

Net unrealized appreciation	$8,306,758

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Statement of assets and liabilities—December 31, 2013 (unaudited)

Assets
Investments
In unaffiliated securities, at value (see cost below)	$5,953,838,717
In affiliated securities, at value (see cost below)	114,682,400

Total investments, at value (see cost below)	6,068,521,117
Receivable for investments sold	45,011,466
Receivable for Fund shares sold	29,198,915
Receivable for interest	22,821,991
Prepaid expenses and other assets	67,560

Total assets	6,165,621,049

Liabilities
Dividends payable	865,589
Payable for investments purchased	66,871,635
Payable for Fund shares redeemed	26,004,682
Due to custodian bank	46,070
Advisory fee payable	1,105,401
Distribution fees payable	49,038
Due to other related parties	867,734
Accrued expenses and other liabilities	778,141

Total liabilities	96,588,290

Total net assets	$6,069,032,759

NET ASSETS CONSIST OF
Paid-in capital	$6,058,222,172
Overdistributed net investment income	(463,319)
Accumulated net realized gains on investments	2,996,589
Net unrealized gains on investments	8,277,317

Total net assets	$6,069,032,759

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$1,733,499,929
Shares outstanding – Class A	359,736,458
Net asset value per share – Class A	$4.82
Maximum offering price per share – Class A2	$4.92
Net assets – Class C	$73,301,171
Shares outstanding – Class C	15,299,199
Net asset value per share – Class C	$4.79
Net assets – Administrator Class	$400,934,690
Shares outstanding – Administrator Class	83,224,333
Net asset value per share – Administrator Class	$4.82
Net assets – Institutional Class	$3,264,716,973
Shares outstanding – Institutional Class	677,611,225
Net asset value per share – Institutional Class	$4.82
Net assets – Investor Class	$596,579,996
Shares outstanding – Investor Class	123,674,726
Net asset value per share – Investor Class	$4.82

Investments in unaffiliated securities, at cost	$5,945,561,400

Investments in affiliated securities, at cost	$114,682,400

Total investments, at cost	$6,060,243,800

1.	The Fund has an unlimited number of authorized shares.
2.	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended December 31, 2013 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	17

Investment income
Interest	$31,977,511
Income from affiliated securities	21,157

Total investment income	31,998,668

Expenses
Advisory fee	8,989,416
Administration fees
Fund level	1,522,909
Class A	1,488,513
Class C	65,995
Administrator Class	227,668
Institutional Class	1,322,107
Investor Class	611,500
Shareholder servicing fees
Class A	2,325,801
Class C	103,117
Administrator Class	566,938
Investor Class	802,089
Distribution fees
Class C	309,350
Custody and accounting fees	169,815
Professional fees	24,688
Registration fees	179,811
Shareholder report expenses	61,352
Trustees’ fees and expenses	5,948
Other fees and expenses	72,163

Total expenses	18,849,180
Less: Fee waivers and/or expense reimbursements	(2,296,680)

Net expenses	16,552,500

Net investment income	15,446,168

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	2,968,900
Net change in unrealized gains (losses) on investments	(7,082,665)

Net realized and unrealized gains (losses) on investments	(4,113,765)

Net increase in net assets resulting from operations	$11,332,403

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Statement of changes in net assets

	Six months ended December 31, 2013 (unaudited)		Year ended June 30, 2013

Operations
Net investment income		$15,446,168		$32,086,427
Net realized gains on investments		2,968,900		14,518,930
Net change in unrealized gains (losses) on investments		(7,082,665)		(11,146,737)

Net increase in net assets resulting from operations		11,332,403		35,458,620

Distributions to shareholders from
Net investment income
Class A		(3,078,646)		(7,301,547)
Administrator Class		(910,088)		(2,237,921)
Institutional Class		(10,438,226)		(20,192,083)
Investor Class		(967,173)		(2,396,385)
Net realized gains
Class A		(268,368)		0
Class C		(11,554)		0
Administrator Class		(62,086)		0
Institutional Class		(467,194)		0
Investor Class		(91,540)		0

Total distributions to shareholders		(16,294,875)		(32,127,936)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	78,528,221	378,506,066	266,677,092	1,287,271,243
Class C	468,287	2,247,141	1,142,330	5,500,705
Administrator Class	24,512,699	118,151,210	78,065,590	376,282,089
Institutional Class	454,063,017	2,188,583,741	1,132,065,213	5,461,090,570
Investor Class	14,561,111	70,270,380	46,307,802	223,666,682

		2,757,758,538		7,353,811,289

Reinvestment of distributions
Class A	676,689	3,261,642	1,470,418	7,098,511
Class C	1,998	9,569	0	0
Administrator Class	189,605	913,897	433,863	2,091,223
Institutional Class	1,169,186	5,635,478	1,797,162	8,669,655
Investor Class	204,023	984,626	441,878	2,134,273

		10,805,212		19,993,662

Payment for shares redeemed
Class A	(116,561,755)	(561,827,696)	(411,044,460)	(1,984,475,162)
Class C	(3,723,382)	(17,868,409)	(13,364,329)	(64,400,968)
Administrator Class	(41,593,325)	(200,479,829)	(102,289,918)	(493,051,512)
Institutional Class	(417,492,194)	(2,012,312,374)	(1,149,250,581)	(5,544,589,221)
Investor Class	(30,924,610)	(149,267,506)	(111,604,217)	(539,048,368)

		(2,941,755,814)		(8,625,565,231)

Net decrease in net assets resulting from capital share transactions		(173,192,064)		(1,251,760,280)

Total decrease in net assets		(178,154,536)		(1,248,429,596)

Net assets
Beginning of period		6,247,187,295		7,495,616,891

End of period		$6,069,032,759		$6,247,187,295

Overdistributed net investment income		$(463,319)		$(515,354)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	19

(For a share outstanding throughout each period)

	Six months ended December 31, 2013 (unaudited)	Year ended June 30
CLASS A		2013	2012	2011	2010	2009
Net asset value, beginning of period	$4.82	$4.82	$4.82	$4.81	$4.78	$4.75
Net investment income	0.01	0.02	0.05	0.06	0.07	0.20
Net realized and unrealized gains (losses) on investments	0.00 [1]	(0.01)	0.00 [1]	0.01	0.03	0.03

Total from investment operations	0.01	0.01	0.05	0.07	0.10	0.23
Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.05)	(0.06)	(0.07)	(0.20)
Net realized gains	(0.00)[1]	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.01)	(0.01)	(0.05)	(0.06)	(0.07)	(0.20)
Net asset value, end of period	$4.82	$4.82	$4.82	$4.82	$4.81	$4.78
Total return[2]	0.18%	0.31%	0.96%	1.51%	2.17%	5.00%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.75%	0.76%	0.76%	0.78%	0.84%
Net expenses	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Net investment income	0.34%	0.32%	0.95%	1.28%	1.44%	3.77%
Supplemental data
Portfolio turnover rate	32%[3]	65%[3]	111%	127%	120%	186%
Net assets, end of period (000s omitted)	$1,733,500	$1,914,970	$2,603,618	$2,691,449	$3,466,977	$2,227,869

1.	Amount is less than $0.005.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate excludes variable rate demand notes which may account for changes from rates reported in prior periods.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2013 (unaudited)	Year ended June 30
CLASS C		2013	2012	2011	2010	2009
Net asset value, beginning of period	$4.81	$4.82	$4.82	$4.81	$4.78	$4.76
Net investment income (loss)	(0.02)	(0.03)	0.01	0.03	0.04	0.16
Net realized and unrealized gains (losses) on investments	0.00 [1]	0.02	0.00 [1]	0.01	0.03	0.02

Total from investment operations	(0.02)	(0.01)	0.01	0.04	0.07	0.18
Distributions to shareholders from
Net investment income	0.00	0.00	(0.01)	(0.03)	(0.04)	(0.16)
Net realized gains	(0.00)[1]	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[1]	0.00	(0.01)	(0.03)	(0.04)	(0.16)
Net asset value, end of period	$4.79	$4.81	$4.82	$4.82	$4.81	$4.78
Total return[2]	(0.40)%	(0.21)%	0.25%	0.76%	1.40%	3.95%
Ratios to average net assets (annualized)
Gross expenses	1.51%	1.50%	1.51%	1.51%	1.53%	1.58%
Net expenses	1.42%	1.42%	1.42%	1.42%	1.42%	1.42%
Net investment income (loss)	(0.41)%	(0.43)%	0.23%	0.54%	0.70%	2.79%
Supplemental data
Portfolio turnover rate	32%[3]	65%[3]	111%	127%	120%	186%
Net assets, end of period (000s omitted)	$73,301	$89,148	$148,465	$216,389	$385,331	$255,585

1.	Amount is less than $0.005.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate excludes variable rate demand notes which may account for changes from rates reported in prior periods.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	21

(For a share outstanding throughout each period)

	Six months ended December 31, 2013 (unaudited)	Year ended June 30
ADMINISTRATOR CLASS		2013	2012	2011[1]
Net asset value, beginning of period	$4.82	$4.82	$4.82	$4.81
Net investment income	0.01	0.02	0.05	0.06
Net realized and unrealized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.01

Total from investment operations	0.01	0.02	0.05	0.07
Distributions to shareholders from
Net investment income	(0.01)	(0.02)	(0.05)	(0.06)
Net realized gains	(0.00)[2]	0.00	0.00	0.00

Total distributions to shareholders	(0.01)	(0.01)	(0.05)	(0.06)
Net asset value, end of period	$4.82	$4.82	$4.82	$4.82
Total return[3]	0.22%	0.38%	1.03%	1.47%
Ratios to average net assets (annualized)
Gross expenses	0.70%	0.69%	0.68%	0.67%
Net expenses	0.60%	0.60%	0.60%	0.60%
Net investment income	0.41%	0.39%	0.95%	1.42%
Supplemental data
Portfolio turnover rate	32%[4]	65%[4]	111%	127%
Net assets, end of period (000s omitted)	$400,935	$482,711	$597,108	$266,710

1.	For the period from July 30, 2010 (commencement of class operations) to June 30, 2011

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

4.	Portfolio turnover rate excludes variable rate demand notes which may account for changes from rates reported in prior periods.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2013 (unaudited)	Year ended June 30
INSTITUTIONAL CLASS		2013	2012	2011	2010	2009
Net asset value, beginning of period	$4.82	$4.82	$4.82	$4.81	$4.78	$4.75
Net investment income	0.02	0.03	0.06	0.08	0.09	0.22
Net realized and unrealized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.01	0.03	0.03

Total from investment operations	0.02	0.03	0.06	0.09	0.12	0.25
Distributions to shareholders from
Net investment income	(0.02)	(0.03)	(0.06)	(0.08)	(0.09)	(0.22)
Net realized gains	(0.00)[1]	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.02)	(0.03)	(0.06)	(0.08)	(0.08)	(0.22)
Net asset value, end of period	$4.82	$4.82	$4.82	$4.82	$4.81	$4.78
Total return[2]	0.33%	0.61%	1.26%	1.82%	2.48%	5.32%
Ratios to average net assets (annualized)
Gross expenses	0.43%	0.42%	0.43%	0.43%	0.43%	0.50%
Net expenses	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Net investment income	0.64%	0.61%	1.23%	1.60%	1.67%	4.28%
Supplemental data
Portfolio turnover rate	32%[3]	65%[3]	111%	127%	120%	186%
Net assets, end of period (000s omitted)	$3,264,717	$3,085,284	$3,158,674	$2,423,330	$1,860,538	$542,964

1.	Amount is less than $0.005.

2.	Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate excludes variable rate demand notes which may account for changes from rates reported in prior periods.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	23

(For a share outstanding throughout each period)

	Six months ended December 31, 2013 (unaudited)	Year ended June 30
INVESTOR CLASS		2013	2012	2011	2010	2009
Net asset value, beginning of period	$4.83	$4.83	$4.82	$4.81	$4.78	$4.75
Net investment income	0.01	0.01	0.04	0.06	0.07	0.20
Net realized and unrealized gains (losses) on investments	(0.01)	0.00 [1]	0.01	0.01	0.03	0.03

Total from investment operations	0.00	0.01	0.05	0.07	0.10	0.23
Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.04)	(0.06)	(0.07)	(0.20)
Net realized gains	(0.00)[1]	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.01)	(0.01)	(0.04)	(0.06)	(0.07)	(0.20)
Net asset value, end of period	$4.82	$4.83	$4.83	$4.82	$4.81	$4.78
Total return[2]	(0.04)%	0.28%	1.14%	1.48%	2.12%	4.96%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.78%	0.79%	0.79%	0.82%	0.90%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.72%	0.72%
Net investment income	0.31%	0.29%	0.92%	1.25%	1.44%	4.13%
Supplemental data
Portfolio turnover rate	32%[3]	65%[3]	111%	127%	120%	186%
Net assets, end of period (000s omitted)	$596,580	$675,074	$987,752	$1,068,221	$1,528,358	$1,334,323

1.	Amount is less than $0.005.

2.	Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate excludes variable rate demand notes which may account for changes from rates reported in prior periods.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Ultra Short-Term Municipal Income Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Notes to financial statements (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	25

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

26	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Notes to financial statements (unaudited)

As of December 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Municipal obligations	$0	$5,828,716,717	$125,122,000	$5,953,838,717

Short-term investments
Investment companies	114,682,400	0	0	114,682,400
	$114,682,400	$5,828,716,717	$125,122,000	$6,068,521,117

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended December 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal obligations
Balance as of June 30, 2013	$101,101,250
Accrued discounts (premiums)	309,401
Realized gains (losses)	24,495
Change in unrealized gains (losses)	(272,796)
Purchases	25,169,650
Sales	(1,210,000)
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of December 31, 2013	$125,122,000
Change in unrealized gains (losses) relating to securities still held at December 31, 2013	$(298,844)

The investment type categorized above was valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.30% and declining to 0.225% as the average daily net assets of the Fund increase. Prior to November 1, 2013, Funds Management was entitled to receive an annual advisory fee which started at 0.35% and declined to 0.25% as the average daily net assets of the Fund increased. For the six months ended December 31, 2013, the advisory fee was equivalent to an annual rate of 0.28% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

Notes to financial statements (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	27

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.67% for Class A shares, 1.42% for Class C shares, 0.60% for Administrator Class shares, 0.37% for Institutional Class shares, and 0.70% for Investor Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

For the six months ended December 31, 2013, Wells Fargo Funds Distributor, LLC received $1,637 from the sale of Class A shares and $164 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2013 were $2,052,985,376 and $1,495,666,231, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended December 31, 2013, the Fund paid $5,442 in commitment fees.

For the six months ended December 31, 2013, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

28	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at
wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	29

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

30	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	31

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

222112 02-14 SA258/SAR258 12-13

Wells Fargo Advantage Wisconsin Tax-Free Fund

Semi-Annual Report

December 31, 2013

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of December 31, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Wisconsin Tax-Free Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The last six months were marked by modest U.S. economic growth and accommodative central bank policies.

Dear Valued Shareholder:

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage Wisconsin Tax-Free Fund for the six-month period that ended December 31, 2013. The last six months were marked by modest U.S. economic growth and accommodative central bank policies. Ten-year municipal bond yields traded in a range between 2.5% and 3.0% during the second half of 2013 after longer-term interest rates increased sharply in May and June 2013. Municipal bond returns as measured by the Barclays Municipal Bond Index1, gained 0.14% for the six-month period that ended December 31, 2013.

Ten-year municipal bond yields averaged 2.7% during the second half of 2013.

Interest rates largely reflected both current Federal Reserve (Fed) policy and investor anticipation of the Fed’s future moves. Throughout the reporting period, the Federal Open Market Committee (FOMC)—the Fed’s monetary policymaking body—kept its key interest rate near zero in order to support the economy and the financial system. The FOMC also purchased mortgage-backed securities to support the housing market and long-term U.S. Treasuries to keep interest rates low. In mid-December, however, the FOMC conveyed confidence in the strength of the economy by announcing it would begin tapering its bond-buying program in January 2014.

Municipal yields reflected the broader U.S. interest-rate environment. At the front end of the yield curve, municipal bond yields were extremely low because of the Fed’s zero interest-rate policy. Longer-term yields were higher than short-term yields, and the yield curve remained steep. The good news from a bond investor’s perspective was that longer-term yield increases were more modest in the second half of the year than they were in the first half. Over the six-month period, five-year municipal bonds returned 1.72%—the best-performing maturity bucket—while the long-term municipal bonds returned -2.02%, the worst-performing maturity bucket.

Higher interest rates and credit concerns kept investors wary of tax-exempt investments.

Negative credit news added to investor skittishness with the asset class. The city of Detroit filed for bankruptcy on July 18, 2013. In December 2013, Detroit was judged eligible for bankruptcy and may now restructure $18 billion of debt and trim pension benefits under Chapter 9 protection. Puerto Rico debt remained under pressure during the reporting period, with rating agencies threatening to downgrade the commonwealth’s rating to junk status amid its well-known financial woes. In February 2014, after the close of the reporting period, Standard & Poor’s, Moody’s and Fitch downgraded Puerto Rico’s rating to junk status. At the end of the reporting period, credit spreads remained attractive on a historical basis, with the difference between BBB-rated and AAA-rated2 bonds greater than its average over the past 20 years.

Higher interest rates, high-profile negative credit news, and the resulting volatile bond returns created the perfect storm that diminished investor demand for tax-exempt bonds. Record municipal bond mutual fund outflows totaled just over $48 billion during the last six months of 2013. Higher individual tax rates in 2013 (the top rate is 39.6%) and now higher yield levels may counter this trend, but that remains to be seen.

1.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

2.	The ratings indicated are from Standard & Poor’s. Credit-quality ratings apply to the underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds on a scale of AAA (highest) to D (lowest). Credit quality and credit quality ratings are subject to change.

Letter to shareholders (unaudited)	Wells Fargo Advantage Wisconsin Tax-Free Fund	3

Sources of positive news included economic growth, pension reform, and less supply.

Despite the unusual yet well-known credit events that garnered headlines, broader and sustainable improvements to municipal credit took place amid less fanfare. For example, economic growth continued to build, the number of jobs increased, and the economy seemed to shrug off uncertainties over the federal budget and debt limit. This economic growth helped municipal budgets, as evidenced by state tax revenues having risen on a year-over-year basis for 14 consecutive quarters. Good news on the pension front came from Illinois, where its legislature showed a willingness to fix its financial problems, which included voting for a number of pension reforms. Another positive for the municipal market was that the supply of municipal new issues declined. New bond deals were postponed amid market volatility and higher interest rates in the second half of 2013. Higher rates also took away the economic reason for refunding outstanding municipal bonds.

Don’t let short-term uncertainty derail long-term investment goals.

While periods of uncertainty can present challenges, they can also create opportunities, and experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite the unusual yet well-known credit events that garnered headlines, broader and sustainable improvements to municipal credit took place amid less fanfare.

4	Wells Fargo Advantage Wisconsin Tax-Free Fund	Letter to shareholders (unaudited)

Notice to shareholders

The Fund and Funds Management, LLC (“Funds Management”) have received an exemptive order from the SEC that permits Funds Management, subject to the approval of the Board of Trustees of the Fund, to select or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (“Multi-manager Structure”). The Multi-manager Structure applies to subadvisers that are not affiliated with Funds Management or the Fund, except to the extent that affiliation arises solely because such subadvisers provide sub-advisory services to the Fund (“Non-affiliated Subadvisers”), as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Funds Management or of another company that, indirectly or directly, wholly owns Funds Management (“Wholly-owned Subadvisers”).

Pursuant to the SEC order, Funds Management, with the approval of the Board of Trustees, has the discretion to terminate any subadvisers and allocate and reallocate the Fund’s assets among any other Non-affiliated Subadvisers or Wholly-owned Subadvisers. Funds Management, subject to oversight and supervision by the Board of Trustees, has responsibility to continue to oversee any subadvisers to the Fund and to recommend, for approval by the Board of Trustees, the hiring, termination and replacement of subadvisers for the Fund. In the event that a new subadviser is hired pursuant to the Multi-manager Structure, the Fund is required to provide notice to shareholders within 90 days.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

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6	Wells Fargo Advantage Wisconsin Tax-Free Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax and Wisconsin individual income tax.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Lyle J. Fitterer, CFA, CPA

Thomas Stoeckmann

Average annual total returns1 (%) as of December 31, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WWTFX)	3-31-2008	(5.54)	3.86	3.25	(1.12)	4.83	3.73	0.90	0.70
Class C (WWTCX)	12-26-2002	(2.86)	4.02	2.94	(1.86)	4.02	2.94	1.65	1.45
Investor Class (SWFRX)	4-6-2001	–	–	–	(1.15)	4.78	3.75	0.93	0.73
Barclays Municipal Bond Index[4]	–	–	–	–	(2.55)	5.89	4.29	–	–
Barclays Wisconsin Municipal Bond Index[5]	–	–	–	–	(1.96)	6.02	4.59	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to Wisconsin and Puerto Rico municipal securities risk and high-yield securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Advantage Wisconsin Tax-Free Fund	7

Credit quality[6] as of December 31, 2013

Effective maturity distribution[7] as of December 31, 2013

1.	Historical performance shown for Class A shares prior to their inception reflects the performance of Investor Class shares, and includes the higher expenses applicable to the Investor Class shares (except during those periods in which expenses of Class A shares would have been higher than those of Investor Class shares, no such adjustment is reflected). If these expenses had not been included, returns would be higher.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through October 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

5.	The Barclays Wisconsin Municipal Bond Index is the Wisconsin component of the Barclays Municipal Bond Index. You cannot invest directly in an index.

6.	The credit quality of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds on a scale of AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds on a scale of Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds on a scale of AAA (highest) to D (lowest). Credit quality, and credit quality ratings, are subject to change.

7.	Effective maturity is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

8	Wells Fargo Advantage Wisconsin Tax-Free Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2013 to December 31, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 7-1-2013	Ending account value 12-31-2013	Expenses paid during the period[1]	Net annual expense ratio

Class A
Actual	$1,000.00	$999.60	$3.53	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57	0.70%
Class C
Actual	$1,000.00	$995.84	$7.29	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$7.38	1.45%
Investor Class
Actual	$1,000.00	$999.45	$3.68	0.73%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.53	$3.72	0.73%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Wisconsin Tax-Free Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 98.77%

California: 1.33%
Market Street Railways California Energy Authority Series C (Utilities Revenue)	7.00%	11-1-2034	$1,500,000	$1,843,410

Florida: 1.12%
Miami Beach FL HFFA Mount Sinai Medical Center (Health Revenue)	6.75	11-15-2029	1,500,000	1,555,770

Guam: 7.49%
Guam Government Business Privilege Series 2011A (Tax Revenue)	5.25	1-1-2036	2,000,000	2,005,180
Guam Government Hotel Occupancy Series A (Tax Revenue)	6.00	11-1-2026	500,000	540,905
Guam Government Hotel Occupancy Series A (Tax Revenue)	6.50	11-1-2040	1,500,000	1,621,305
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.38	12-1-2024	500,000	516,430
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.00	7-1-2019	650,000	654,505
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.25	7-1-2025	740,000	759,203
Guam International Airport Authority Series A (Airport Revenue)	5.00	10-1-2016	100,000	106,642
Guam International Airport Authority Series B (Airport Revenue)	5.00	10-1-2016	150,000	159,963
Guam International Airport Authority Series C (Airport Revenue, AGM Insured)	6.13	10-1-2043	2,250,000	2,341,013
Guam Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.50	12-1-2019	1,000,000	1,095,640
Guam Power Authority Revenue Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2020	500,000	563,350

				10,364,136

Illinois: 0.76%
Chicago IL Second Lien (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2020	500,000	546,725
Illinois Public Improvement Series of June 2013 (Miscellaneous Revenue)	5.50	7-1-2038	500,000	508,885

				1,055,610

Puerto Rico: 30.79%
Children’s Trust Fund Puerto Rico Tobacco Settlement Asset-Backed Refunding Bond Series 2002 (Tobacco Revenue)	4.25	5-15-2014	500,000	501,095
Puerto Rico Commonwealth Highway & Transportation Authority Refunding Bond Series L (Transportation Revenue, AGC Insured)	5.25	7-1-2019	1,000,000	985,950
Puerto Rico Commonwealth Refunding Bond Public Improvement Series A (GO, AGM Insured)	5.00	7-1-2016	1,500,000	1,500,345
Puerto Rico Commonwealth Public Improvement Refunding Bond Series A (Tax Revenue, National Insured)	5.50	7-1-2016	40,000	39,270
Puerto Rico Commonwealth Public Improvement Refunding Bond Series A (Tax Revenue, National Insured)	5.50	7-1-2016	210,000	206,170
Puerto Rico Commonwealth Public Improvement Series A (GO, AGM Insured)	5.00	7-1-2015	1,750,000	1,755,530
Puerto Rico Electric Power Authority Series LL (Utilities Revenue, National Insured)	5.50	7-1-2017	1,000,000	966,120
Puerto Rico Electric Power Authority Refunding Bond Series UU (Utilities Revenue, AGM Insured)	4.00	7-1-2015	1,100,000	1,093,917
Puerto Rico Electric Power Authority Refunding Bond Series UU (Utilities Revenue, AGM Insured)	5.00	7-1-2016	1,730,000	1,725,191
Puerto Rico Electric Power Authority Series A (Utilities Revenue)	7.00	7-1-2033	1,500,000	1,209,120
Puerto Rico HFA Capital Fund Modernization Subordinate Refunding Bond (Housing Revenue, HUD Insured)	5.50	12-1-2018	600,000	623,814
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, HUD Insured)	5.00	12-1-2014	855,000	854,615
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, HUD Insured)	5.00	12-1-2015	500,000	499,545
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, HUD Insured)	5.00	12-1-2019	1,835,000	1,830,468

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Wisconsin Tax-Free Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Puerto Rico (continued)
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue, HUD Insured)	5.00%	12-1-2020	$260,000	$259,298
Puerto Rico Highway & Transportation Authority Prerefunded Bond Series W (Tax Revenue, National Insured)	5.50	7-1-2015	1,340,000	1,407,710
Puerto Rico Highway & Transportation Authority Refunding Bond Series L (Transportation Revenue, BHAC/FGIC Insured)	5.25	7-1-2021	300,000	322,296
Puerto Rico Highway & Transportation Authority Unrefunded Balance Series W (Tax Revenue, National Insured)	5.50	7-1-2015	1,525,000	1,514,218
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Current Refunding Bond Sacred Heart University (Education Revenue)	4.00	10-1-2023	710,000	561,227
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Current Refunding Bond Sacred Heart University (Education Revenue)	5.00	10-1-2020	500,000	460,775
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Current Refunding Bond Sacred Heart University (Education Revenue)	5.00	10-1-2021	500,000	453,430
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Current Refunding Bond Sacred Heart University (Education Revenue)	5.00	10-1-2022	200,000	178,352
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital De La Concepcion Series A (Health Revenue)	6.50	11-15-2020	25,000	25,126
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Refunding Bond International American University (Education Revenue)	5.00	10-1-2018	1,150,000	1,098,400
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Refunding Bond International American University (Education Revenue)	5.00	10-1-2019	860,000	810,636
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Refunding Bond International American University (Education Revenue)	5.00	10-1-2020	800,000	743,448
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Refunding Bond International American University (Education Revenue)	5.00	10-1-2021	700,000	640,780
Puerto Rico Public Buildings Authority Government Facilities Series D (Miscellaneous Revenue)	5.13	7-1-2024	5,000	3,453
Puerto Rico Public Finance Corporation Commonwealth Appropriation Bonds Series A (Miscellaneous Revenue, Ambac Insured)	5.13	6-1-2024	16,885,000	19,252,277
Puerto Rico Sales Tax Financing Corporation First Sub Series A (Tax Revenue)	4.63	8-1-2019	200,000	188,826
University of Puerto Rico Refunding Bond Series P (Education Revenue)	5.00	6-1-2017	570,000	485,395
University of Puerto Rico Refunding Bond Series Q (Education Revenue)	5.00	6-1-2016	450,000	406,688

				42,603,485

Virgin Islands: 7.71%
Virgin Islands PFA Escrowed to Maturity Series A (Miscellaneous Revenue)	7.30	10-1-2018	10,000	11,704
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Tax Revenue, AGM Insured)	4.00	10-1-2022	1,000,000	1,043,180
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Tax Revenue, National Insured)	5.00	10-1-2016	250,000	271,468
Virgin Islands PFA Matching Fund Loan Notes Diageo Series A (Miscellaneous Revenue)	6.75	10-1-2037	1,850,000	1,999,517
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2025	2,000,000	2,121,740
Virgin Islands PFA Matching Fund Loan Senior Lien Series 2010A (Water & Sewer Revenue)	5.25	10-1-2019	2,700,000	2,802,006
Virgin Islands PFA Sub-Matching Fund Loan Notes Series A (Miscellaneous Revenue)	6.00	10-1-2039	1,000,000	1,010,040
Virgin Islands Tobacco Settlement Finance Corporation Asset-Backed Revenue Bonds Series 2001 (Tobacco Revenue) ±	4.95	5-15-2014	750,000	752,078
Virgin Islands Water & Power Authority Series A (Utilities Revenue)	5.00	7-1-2018	630,000	654,658

				10,666,391

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Wisconsin Tax-Free Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Wisconsin: 49.57%
Appleton WI RDA Fox Cities Performing Arts Center Project (Tax Revenue)	1.20%	9-1-2014	$370,000	$371,647
Appleton WI RDA Fox Cities Performing Arts Center Project (Tax Revenue)	1.50	9-1-2015	400,000	403,956
Appleton WI RDA Fox Cities Performing Arts Center Project (Tax Revenue)	1.75	9-1-2016	415,000	420,017
Beloit WI CDA Series A (Tax Revenue)	1.00	6-1-2014	100,000	100,064
Beloit WI CDA Series A (Tax Revenue)	1.25	6-1-2015	100,000	100,374
Cudahy WI CDA Series A (Miscellaneous Revenue)	1.20	6-1-2017	170,000	170,010
Cudahy WI CDA Series A (Miscellaneous Revenue)	1.50	6-1-2018	200,000	198,500
Delafield WI CDA St. John’s Northwestern Military Academy (Education Revenue, Town Bank LOC)	4.60	6-1-2030	660,000	689,885
Delafield WI CDA St. John’s Northwestern Military Academy (Education Revenue, Town Bank LOC)	4.70	6-1-2034	500,000	519,150
Glendale WI CDA Bayshore Public Parking Series A (Transportation Revenue)	4.75	10-1-2020	100,000	101,761
Glendale WI CDA Series 2011A (Miscellaneous Revenue)	3.50	10-1-2017	1,635,000	1,759,963
Glendale WI CDA Series 2011A (Miscellaneous Revenue)	3.50	10-1-2018	1,700,000	1,826,514
Green Bay WI Housing Authority University Student Village Housing (Education Revenue)	5.00	4-1-2016	1,445,000	1,506,629
Green Bay WI Housing Authority University Student Village Housing Series 2009 (Education Revenue)	4.38	4-1-2022	200,000	209,624
Green Bay WI Housing Authority University Student Village Housing Series 2009 (Education Revenue)	5.00	4-1-2030	1,235,000	1,279,818
Green Bay WI RDA Bellin Memorial Hospital (Health Revenue)	5.50	12-1-2023	250,000	264,900
Green Bay WI RDA Bellin Memorial Hospital (Health Revenue)	6.15	12-1-2032	365,000	384,571
Green Bay WI RDA Pine Street Parking Ramp Project (Miscellaneous Revenue)	2.50	4-1-2015	125,000	128,396
Green Bay WI RDA Pine Street Parking Ramp Project (Miscellaneous Revenue)	2.70	4-1-2016	405,000	423,837
Greenfield WI CDA Layton Terrace Project (Housing Revenue) ±	4.75	9-1-2033	500,000	500,085
Little Chute WI CDA (Miscellaneous Revenue)	4.25	3-1-2017	200,000	200,884
Little Chute WI CDA (Miscellaneous Revenue)	4.35	3-1-2018	200,000	200,772
Madison WI CDA Wisconsin Alumni Research Foundation (Education Revenue)	5.00	10-1-2023	150,000	171,771
Madison WI CDA Wisconsin Alumni Research Foundation (Education Revenue)	5.00	10-1-2025	475,000	539,453
Madison WI CDA Wisconsin Alumni Research Foundation (Education Revenue)	5.00	10-1-2039	5,000,000	5,253,050
Milwaukee WI Housing Authority Veterans Housing Project (Housing Revenue, FNMA Insured)	5.10	7-1-2022	1,050,000	1,073,237
Milwaukee WI RDA Public Schools Series A (Miscellaneous Revenue)	5.00	8-1-2020	3,100,000	3,553,654
Milwaukee WI RDA Public Schools Series A (Miscellaneous Revenue)	5.00	8-1-2021	3,330,000	3,796,067
Milwaukee WI RDA Science Education Consortioum Project (Education Revenue)	6.25	8-1-2043	2,100,000	2,101,365
Milwaukee WI RDA Summer Festival Project (Miscellaneous Revenue)	3.15	8-1-2017	50,000	53,415
Milwaukee WI RDA Summer Festival Project (Miscellaneous Revenue)	4.60	8-1-2024	870,000	917,398
Milwaukee WI RDA Summer Festival Project (Miscellaneous Revenue)	5.00	8-1-2030	3,000,000	3,134,940
Monroe WI RDA Monroe Clinic Incorporated (Health Revenue)	5.50	2-15-2029	1,000,000	1,030,940
Monroe WI RDA Monroe Clinic Incorporated (Health Revenue)	5.88	2-15-2039	1,570,000	1,631,309
Neenah WI CDA Series A (Miscellaneous Revenue)	4.13	12-1-2018	300,000	310,410
Oostburg WI CDA Series A (Miscellaneous Revenue)	1.00	5-1-2014	70,000	70,045
Oostburg WI CDA Series A (Miscellaneous Revenue)	1.20	5-1-2015	80,000	80,300
Oostburg WI CDA Series A (Miscellaneous Revenue)	1.40	5-1-2016	70,000	70,417
Oostburg WI CDA Series A (Miscellaneous Revenue)	1.75	5-1-2018	50,000	49,469
Pittsville WI CDA Series A (Miscellaneous Revenue)	1.20	6-1-2015	100,000	100,407
Pittsville WI CDA Series A (Miscellaneous Revenue)	1.45	6-1-2016	50,000	50,249

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Wisconsin Tax-Free Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Wisconsin (continued)
Pittsville WI CDA Series A (Miscellaneous Revenue)	1.65%	6-1-2017	$100,000	$100,165
Platteville RDA University of Wisconsin Platteville Real Estate (Education Revenue)	5.00	7-1-2022	1,000,000	1,053,040
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2015	160,000	175,581
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2017	1,765,000	2,055,748
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2018	380,000	454,966
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2019	100,000	121,061
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2021	2,000,000	2,426,920
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2023	1,600,000	1,881,104
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2026	2,330,000	2,679,733
Sturgeon Bay WI Waterfront RDA Refunded Bond Series A (Miscellaneous Revenue)	4.50	10-1-2021	175,000	179,137
Sturgeon Bay WI Waterfront RDA Series A (Miscellaneous Revenue)	4.35	10-1-2018	150,000	156,959
Sun Prairie WI CDA Tax Incremental # 6 & 7 (Miscellaneous Revenue)	3.80	2-1-2018	300,000	317,583
Sun Prairie WI CDA Tax Incremental # 6 & 7 (Miscellaneous Revenue)	4.00	2-1-2019	220,000	230,908
Sun Prairie WI CDA Tax Incremental # 6 & 7 (Miscellaneous Revenue)	4.50	2-1-2022	250,000	258,458
Verona WI CDA Economic Improvements (IDR)	4.30	2-1-2015	100,000	100,257
Verona WI CDA Public Improvements (Miscellaneous Revenue)	5.38	12-1-2022	830,000	831,079
Warrens WI CDA Economic Improvements (Miscellaneous Revenue)	5.10	11-1-2020	70,000	45,926
Warrens WI CDA Public Improvements (Tax Revenue)	3.70	10-1-2014	250,000	136,075
Warrens WI CDA Public Improvements (Miscellaneous Revenue)	5.00	11-1-2016	70,000	56,564
Waukesha WI Housing Authority The Arboretum Project (Housing Revenue) ±	5.00	12-1-2027	340,000	340,391
Waukesha WI RDA Welldall Manufacturing Incorporated Project (IDR, U.S. Bank NA LOC)	2.30	12-1-2016	135,000	140,671
Waukesha WI RDA Welldall Manufacturing Incorporated Project (IDR, U.S. Bank NA LOC)	2.65	12-1-2017	335,000	353,509
Waukesha WI RDA Welldall Manufacturing Incorporated Project (IDR, U.S. Bank NA LOC)	4.00	12-1-2023	150,000	154,109
Waukesha WI RDA Welldall Manufacturing Incorporated Project (IDR, U.S. Bank NA LOC)	4.20	12-1-2024	150,000	154,482
Waukesha WI RDA Welldall Manufacturing Incorporated Project (IDR, U.S. Bank NA LOC)	4.25	12-1-2025	250,000	254,880
Weston WI CDA Series A (Miscellaneous Revenue)	5.25	10-1-2020	720,000	735,286
Wisconsin Center District CAB (Tax Revenue, National Insured) ¤	0.00	12-15-2019	175,000	147,422
Wisconsin Center District CAB (Tax Revenue, AGM Insured) ¤	0.00	12-15-2030	190,000	88,753
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)	5.25	12-15-2015	30,000	32,426
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)	5.25	12-15-2016	30,000	33,461
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)	5.25	12-15-2018	50,000	57,305
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)	5.25	12-15-2019	2,000,000	2,301,640
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)	5.25	12-15-2023	2,845,000	3,126,001
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)	5.25	12-15-2027	465,000	491,686
Wisconsin Center District Junior Dedicated Bond Series A (Tax Revenue)	5.00	12-15-2022	730,000	790,524
Wisconsin HFA (Housing Revenue, FHA Insured)	6.10	6-1-2021	90,000	102,098
Wisconsin Housing & EDA AMT Series A (Housing Revenue)	4.63	11-1-2037	25,000	23,306
Wisconsin Housing & EDA AMT Series A (Housing Revenue)	4.70	5-1-2047	90,000	82,844
Wisconsin Housing & EDA AMT Series A (Housing Revenue)	4.75	5-1-2037	290,000	276,225

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Wisconsin Tax-Free Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Wisconsin (continued)
Wisconsin Housing & EDA MFHR Series A (IDR) ±	4.25%	12-1-2035	$1,960,000	$2,051,650
Wisconsin Housing & EDA Series A (Housing Revenue)	5.75	11-1-2043	3,485,000	3,566,270
Wisconsin Housing & EDA Series E (Housing Revenue)	4.90	11-1-2035	2,015,000	2,018,224
Wisconsin Oneida Tribe of Indians (Tax Revenue) 144A	5.50	2-1-2021	765,000	833,536
Wisconsin Refunding Bond of 2011 Series 1 (GO)	5.00	5-1-2022	1,225,000	1,416,311

				68,583,527

Total Municipal Obligations (Cost $136,256,407)				136,672,329

Total investments in securities (Cost $136,256,407) *	98.77%	136,672,329
Other assets and liabilities, net	1.23	1,700,451

Total net assets	100.00%	$138,372,780

±	Variable rate investment. The rate shown is the rate in effect at period end.

¤	Security issued in zero coupon form with no periodic interest payments.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

*	Cost for federal income tax purposes is $136,252,547 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$3,030,086
Gross unrealized depreciation	(2,610,304)

Net unrealized appreciation	$419,782

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Wisconsin Tax-Free Fund	Statement of assets and liabilities—December 31, 2013 (unaudited)

Assets
Investments in unaffiliated securities, at value (see cost below)	$136,672,329
Cash	1,408,222
Receivable for Fund shares sold	268,651
Receivable for interest	1,516,634
Prepaid expenses and other assets	27,611

Total assets	139,893,447

Liabilities
Dividends payable	41,147
Payable for investments purchased	9,787
Payable for Fund shares redeemed	1,357,276
Advisory fee payable	16,162
Distribution fees payable	6,859
Due to other related parties	29,031
Accrued expenses and other liabilities	60,405

Total liabilities	1,520,667

Total net assets	$138,372,780

NET ASSETS CONSIST OF
Paid-in capital	$137,856,562
Overdistributed net investment income	(10,699)
Accumulated net realized gains on investments	110,995
Net unrealized gains on investments	415,922

Total net assets	$138,372,780

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$18,921,033
Shares outstanding – Class A	1,783,569
Net asset value per share – Class A	$10.61
Maximum offering price per share – Class A2	$11.11
Net assets – Class C	$10,329,876
Shares outstanding – Class C	973,739
Net asset value per share – Class C	$10.61
Net assets – Investor Class	$109,121,871
Shares outstanding – Investor Class	10,285,794
Net asset value per share – Investor Class	$10.61

Investments in unaffiliated securities, at cost	$136,256,407

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended December 31, 2013 (unaudited)	Wells Fargo Advantage Wisconsin Tax-Free Fund	15

Investment income
Interest	$2,846,630

Expenses
Advisory fee	265,314
Administration fees
Fund level	37,902
Class A	17,502
Class C	8,981
Investor Class	112,579
Shareholder servicing fees
Class A	27,347
Class C	14,032
Investor Class	147,895
Distribution fees
Class C	42,097
Custody and accounting fees	4,591
Professional fees	23,109
Registration fees	26,214
Shareholder report expenses	11,217
Trustees’ fees and expenses	7,057
Other fees and expenses	5,261

Total expenses	751,098
Less: Fee waivers and/or expense reimbursements	(160,597)

Net expenses	590,501

Net investment income	2,256,129

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	493,366
Net change in unrealized gains (losses) on investments	(2,991,160)

Net realized and unrealized gains (losses) on investments	(2,497,794)

Net decrease in net assets resulting from operations	$(241,665)

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Wisconsin Tax-Free Fund	Statement of changes in net assets

	Six months ended December 31, 2013 (unaudited)		Year ended June 30, 2013

Operations
Net investment income		$2,256,129		$3,921,464
Net realized gains on investments		493,366		954,073
Net change in unrealized gains (losses) on investments		(2,991,160)		(4,436,388)

Net increase (decrease) in net assets resulting from operations		(241,665)		439,149

Distributions to shareholders from
Net investment income
Class A		(333,310)		(602,428)
Class C		(129,460)		(206,299)
Investor Class		(1,793,304)		(3,112,760)
Net realized gains
Class A		(149,910)		(27,770)
Class C		(78,371)		(14,336)
Investor Class		(843,712)		(153,964)

Total distributions to shareholders		(3,328,067)		(4,117,557)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	246,524	2,638,934	1,004,992	11,196,135
Class C	49,420	530,195	263,491	2,933,480
Investor Class	679,901	7,278,852	2,419,596	26,977,772

		10,447,981		41,107,387

Reinvestment of distributions
Class A	39,841	425,735	48,659	541,653
Class C	18,670	199,411	18,368	204,535
Investor Class	224,781	2,402,011	264,211	2,941,696

		3,027,157		3,687,884

Payment for shares redeemed
Class A	(864,266)	(9,236,337)	(571,826)	(6,354,797)
Class C	(208,124)	(2,228,853)	(195,501)	(2,167,583)
Investor Class	(2,195,260)	(23,509,277)	(2,058,891)	(22,838,475)

		(34,974,467)		(31,360,855)

Net increase (decrease) in net assets resulting from capital share transactions		(21,499,329)		13,434,416

Total increase (decrease) in net assets		(25,069,061)		9,756,008

Net assets
Beginning of period		163,441,841		153,685,833

End of period		$138,372,780		$163,441,841

Overdistributed net investment income		$(10,699)		$(10,754)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Wisconsin Tax-Free Fund	17

(For a share outstanding throughout each period)

	Six months ended December 31, 2013 (unaudited)	Year ended June 30
CLASS A		2013	2012	2011	2010	2009
Net asset value, beginning of period	$10.86	$11.09	$10.68	$10.67	$10.43	$10.37
Net investment income	0.17	0.27	0.34	0.36	0.32	0.38
Net realized and unrealized gains (losses) on investments	(0.17)	(0.22)	0.42	0.01	0.35	0.06

Total from investment operations	0.00	0.05	0.76	0.37	0.67	0.44
Distributions to shareholders from
Net investment income	(0.17)	(0.27)	(0.34)	(0.36)	(0.32)	(0.38)
Net realized gains	(0.08)	(0.01)	(0.01)	0.00	(0.11)	0.00

Total distributions to shareholders	(0.25)	(0.28)	(0.35)	(0.36)	(0.43)	(0.38)
Net asset value, end of period	$10.61	$10.86	$11.09	$10.68	$10.67	$10.43
Total return[1]	(0.04)%	0.46%	7.19%	3.52%	6.52%	4.38%
Ratios to average net assets (annualized)
Gross expenses	0.91%	0.90%	0.92%	0.92%	0.93%	0.97%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.68%
Net investment income	3.05%	2.44%	3.06%	3.43%	3.00%	3.71%
Supplemental data
Portfolio turnover rate	19%	31%	14%	60%	48%	126%
Net assets, end of period (000s omitted)	$18,921	$25,641	$20,844	$11,540	$7,535	$5,110

1.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Wisconsin Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2013 (unaudited)	Year ended June 30
CLASS C		2013	2012	2011	2010	2009
Net asset value, beginning of period	$10.86	$11.09	$10.68	$10.67	$10.43	$10.37
Net investment income	0.13	0.19	0.26	0.27	0.23	0.30
Net realized and unrealized gains (losses) on investments	(0.17)	(0.22)	0.42	0.01	0.35	0.06

Total from investment operations	(0.04)	(0.03)	0.68	0.28	0.58	0.36
Distributions to shareholders from
Net investment income	(0.13)	(0.19)	(0.26)	(0.27)	(0.23)	(0.30)
Net realized gains	(0.08)	(0.01)	(0.01)	0.00	(0.11)	0.00

Total distributions to shareholders	(0.21)	(0.20)	(0.27)	(0.27)	(0.34)	(0.30)
Net asset value, end of period	$10.61	$10.86	$11.09	$10.68	$10.67	$10.43
Total return[1]	(0.42)%	(0.29)%	6.40%	2.71%	5.67%	3.54%
Ratios to average net assets (annualized)
Gross expenses	1.66%	1.65%	1.67%	1.67%	1.68%	1.73%
Net expenses	1.45%	1.45%	1.45%	1.48%	1.49%	1.49%
Net investment income	2.31%	1.69%	2.32%	2.56%	2.20%	2.89%
Supplemental data
Portfolio turnover rate	19%	31%	14%	60%	48%	126%
Net assets, end of period (000s omitted)	$10,330	$12,094	$11,393	$9,552	$10,979	$7,528

1.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Wisconsin Tax-Free Fund	19

(For a share outstanding throughout each period)

	Six months ended December 31, 2013 (unaudited)	Year ended June 30
INVESTOR CLASS		2013	2012	2011	2010	2009
Net asset value, beginning of period	$10.86	$11.09	$10.68	$10.67	$10.43	$10.37
Net investment income	0.16	0.27	0.33	0.35	0.31	0.37
Net realized and unrealized gains (losses) on investments	(0.17)	(0.22)	0.42	0.01	0.35	0.06

Total from investment operations	(0.01)	0.05	0.75	0.36	0.66	0.43
Distributions to shareholders from
Net investment income	(0.16)	(0.27)	(0.33)	(0.35)	(0.31)	(0.37)
Net realized gains	(0.08)	(0.01)	(0.01)	0.00	(0.11)	0.00

Total distributions to shareholders	(0.24)	(0.28)	(0.34)	(0.35)	(0.42)	(0.37)
Net asset value, end of period	$10.61	$10.86	$11.09	$10.68	$10.67	$10.43
Total return[1]	(0.05)%	0.43%	7.16%	3.49%	6.46%	4.31%
Ratios to average net assets (annualized)
Gross expenses	0.94%	0.93%	0.95%	0.95%	0.99%	1.05%
Net expenses	0.73%	0.73%	0.73%	0.73%	0.75%	0.75%
Net investment income	3.03%	2.41%	3.04%	3.32%	2.94%	3.64%
Supplemental data
Portfolio turnover rate	19%	31%	14%	60%	48%	126%
Net assets, end of period (000s omitted)	$109,122	$125,707	$121,449	$100,804	$108,326	$92,061

1.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Wisconsin Tax-Free Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Wisconsin Tax-Free Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Notes to financial statements (unaudited)	Wells Fargo Advantage Wisconsin Tax-Free Fund	21

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptionsin determining the fair value of investments)

22	Wells Fargo Advantage Wisconsin Tax-Free Fund	Notes to financial statements (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Municipal obligations	$0	$136,672,329	$0	$136,672,329

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended December 31, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase. For the six months ended December 31, 2013, the advisory fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.16%
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.70% for Class A shares, 1.45% for Class C shares, and 0.73% for Investor Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

For the six months ended December 31, 2013, Wells Fargo Funds Distributor, LLC received $1,317 from the sale of Class A shares and $425 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

Notes to financial statements (unaudited)	Wells Fargo Advantage Wisconsin Tax-Free Fund	23

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2013 were $27,374,534 and $40,329,538, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended December 31, 2013, the Fund paid $102 in commitment fees.

For the six months ended December 31, 2013, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territories of the U.S., therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

24	Wells Fargo Advantage Wisconsin Tax-Free Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Wisconsin Tax-Free Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

26	Wells Fargo Advantage Wisconsin Tax-Free Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Wisconsin Tax-Free Fund	27

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

222113 02-14 SA259/SAR259 12-13

ITEM 2. CODE OF ETHICS

=========================

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

===========================================

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

=================================================

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

================================================

Not applicable.

ITEM 6. INVESTMENTS

====================

Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for Wells Fargo Advantage Intermediate Tax/AMT-Free Fund, Wells Fargo Advantage Municipal Bond Fund, and Wells Fargo Advantage Ultra Short-Term Municipal Income Fund, are filed under this Item.

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	1

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 98.46%

Alabama: 0.56%
Alabama Public School & College Authority Capital Improvement (Tax Revenue)	5.00%	12-1-2017	$2,640,000	$3,055,404
Jefferson County AL Senior Lien Series C (Sewer Revenue) ±	0.00	10-1-2038	2,000,000	1,030,620
Jefferson County AL Sub Lien Series D (Sewer Revenue)	5.00	10-1-2023	3,500,000	3,607,380
Mobile AL Industrial Development Board Alabama Power Company Series C (IDR) ±	5.00	6-1-2034	3,000,000	3,149,760

				10,843,164

Alaska: 0.20%
Alaska Energy Authority Bradley Lake Fourth Series (Utilities Revenue, AGM Insured)	6.00	7-1-2015	350,000	378,952
Alaska Railroad Corporation Series A (Miscellaneous Revenue, National Insured)	5.00	8-1-2020	3,245,000	3,600,522

				3,979,474

Arizona: 1.41%
Arizona School Facilities Board State School Trust (Miscellaneous Revenue, Ambac Insured)	5.00	7-1-2018	3,550,000	3,973,657
Arizona Sports & Tourism Authority Series A (Tax Revenue)	4.00	7-1-2020	1,365,000	1,464,700
Arizona Sports & Tourism Authority Series A (Tax Revenue)	5.00	7-1-2021	795,000	896,561
Arizona Sports & Tourism Authority Series A (Tax Revenue)	5.00	7-1-2022	1,000,000	1,125,530
Greater Arizona Development Authority Infrastructure Pinal County Road Project Series 1 (Miscellaneous Revenue, National Insured)	4.50	8-1-2023	2,755,000	2,908,426
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B (GO) ±	1.00	7-1-2024	1,575,000	1,547,548
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B (GO) ±	1.00	7-1-2025	1,270,000	1,230,084
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B (GO) ±	1.00	7-1-2027	420,000	411,382
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B (GO) ±	1.00	7-1-2029	960,000	968,861
Phoenix AZ Civic Improvement Corporation Series A (Airport Revenue)	5.00	7-1-2029	5,000,000	5,202,400
Pima County AZ IDA Series A (Education Revenue)	7.00	7-1-2021	775,000	800,963
Pima County AZ IDA Series A (Education Revenue)	7.75	7-1-2035	1,000,000	1,032,030
Pima County AZ Series A (Water & Sewer Revenue)	5.00	7-1-2022	500,000	572,340
Pinal County AZ Electrical District # 4 (Utilities Revenue)	4.75	12-1-2015	620,000	657,560
Salt Verde AZ Financial Corporation Project (Utilities Revenue)	5.25	12-1-2026	2,000,000	2,114,340
Tempe AZ Series A (GO)	4.00	7-1-2019	2,160,000	2,423,434
Verrado AZ Community Facilities District #1 (GO)	4.85	7-15-2014	100,000	101,189

				27,431,005

Arkansas: 0.01%
Rogers AR Capital Improvement (GO, Syncora Guarantee Incorporated Insured)	4.25	3-1-2031	180,000	176,495

California: 16.22%
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2018	5,570,000	4,938,306
Alhambra CA Police Facilities Assessment District #91-1 (Miscellaneous Revenue, Ambac Insured)	6.75	9-1-2023	7,360,000	8,289,494
California (GO)	5.25	3-1-2024	5,000,000	5,647,500
California (GO)	5.25	3-1-2030	1,440,000	1,570,277
California (GO)	6.00	3-1-2033	2,510,000	2,879,171

2	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California DWR Power Supply (Utilities Revenue)	5.00%	5-1-2021	$1,500,000	$1,731,645
California DWR Power Supply Series L (Utilities Revenue)	5.00	5-1-2019	5,000,000	5,905,100
California DWR Power Supply Sub Series F-5 (Utilities Revenue)	5.00	5-1-2022	7,135,000	8,172,001
California Infrastructure & Economic Development Bank California Independent System Operator Series A (Utilities Revenue)	5.25	2-1-2024	1,800,000	1,896,318
California Public Works Board Department of Corrections Project Series A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2019	2,570,000	2,841,186
California Public Works Board Department of General Services Buildings 8 & 9A (Miscellaneous Revenue)	6.25	4-1-2034	2,750,000	3,100,873
California Public Works Board Regents University of California Series G (Miscellaneous Revenue)	5.00	12-1-2030	12,110,000	14,527,640
California Public Works Board Series D (Miscellaneous Revenue)	5.25	12-1-2026	5,000,000	5,450,150
California Public Works Board University of California Institute Project C (Miscellaneous Revenue)	5.00	4-1-2030	1,350,000	1,428,840
California Public Works Board University of California Research Project Series L (Education Revenue, National Insured)	5.25	11-1-2028	1,890,000	2,060,913
California Statewide CDA Series A (Education Revenue)	6.90	8-1-2031	1,915,000	1,992,404
California Statewide CDA Series C (Health Revenue)	5.25	8-15-2031	3,000,000	3,118,140
California Various Purposes (GO)	6.00	4-1-2038	7,000,000	7,850,010
Cerritos CA Community College District Series D (GO) ¤	0.00	8-1-2025	1,800,000	1,085,922
Colton CA Public Financing Authority Series A (Utilities Revenue)	5.00	4-1-2022	1,000,000	1,111,780
Colton CA Unified School District (GO, AGM Insured)	5.00	8-1-2025	1,000,000	1,103,850
Colton CA Unified School District CAB Election of 2008 Project Series B (GO, AGM Insured) ¤	0.00	8-1-2030	125,000	51,163
Compton CA Community College District Election of 2002 CAB Series C (GO) ¤	0.00	8-1-2029	1,565,000	633,356
Compton CA Community College District Series C (GO) ¤	0.00	8-1-2031	2,400,000	841,512
Downey CA School Facilities Financing Authority PFOTER (Miscellaneous Revenue) ø	0.29	8-1-2025	3,965,000	3,965,000
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2025	1,065,000	611,225
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2026	1,250,000	671,525
Emery CA Unified School District CAB Election of 2010 Series A (GO, AGM Insured)	6.25	8-1-2031	4,500,000	5,068,710
Foothill Eastern Transportation Corridor Agency Toll Road Revenue (Transportation Revenue, National Insured) ¤	0.00	1-15-2025	18,000,000	9,373,500
Golden State Tobacco Securitization Corporation California Tobacco Settlement Revenue Series A (Tobacco Revenue)	5.00	6-1-2045	4,530,000	4,250,635
Jurupa CA Unified School District (GO, AGM Insured)	5.00	8-1-2021	1,795,000	2,046,228
Los Angeles CA Department of Airports Series A (Airport Revenue)	4.00	5-15-2019	2,000,000	2,243,000
Los Angeles CA Harbor Department Series C (Airport Revenue)	5.00	8-1-2021	3,000,000	3,515,160
Los Angeles CA Harbor Department Series C (Airport Revenue)	5.25	8-1-2023	7,725,000	8,842,576
Los Angeles CA Metropolitan Transportation Authority Series A (Tax Revenue, Ambac Insured)	5.00	7-1-2035	1,750,000	1,819,948
Los Angeles CA Municipal Improvement Corporation Series C (Miscellaneous Revenue)	4.50	9-1-2019	1,925,000	2,151,188
Los Angeles CA Municipal Improvement Corporation Series C (Miscellaneous Revenue)	5.00	9-1-2018	2,380,000	2,712,795
Los Angeles CA Schools Regionalized Business Services Project Series A (Miscellaneous Revenue, Ambac Insured) ¤	0.00	8-1-2015	1,100,000	1,042,525
M-S-R California Energy Authority Series B (Utilities Revenue)	7.00	11-1-2034	2,000,000	2,457,880
M-S-R California Energy Authority Series C (Utilities Revenue)	7.00	11-1-2034	5,000,000	6,144,700
New Haven CA Unified School District CAB Project (GO, AGM Insured) ¤	0.00	8-1-2033	5,590,000	1,928,103
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.80	7-1-2019	10,500,000	9,615,480
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.89	7-1-2027	14,000,000	11,216,380

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	3

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Northern California Power Agency Series A (Utilities Revenue)	5.25%	8-1-2023	$5,150,000	$5,641,104
Northern Humboldt CA High School District Election of 2010 Series A (GO)	6.50	8-1-2034	1,145,000	1,276,686
Oakland CA Unified School District Alameda County Election of 2006 Project Series A (GO)	6.50	8-1-2020	1,730,000	1,992,579
Oakland CA Unified School District Alameda County Election of 2012 (GO)	6.25	8-1-2028	2,000,000	2,185,740
Oakland CA Unified School District Alameda County Election of 2012 (GO)	6.25	8-1-2030	2,000,000	2,145,640
Oakland CA Unified School District Alameda County Series A (GO)	6.25	8-1-2019	1,285,000	1,491,474
Oxnard CA School District Series A (GO)	5.75	8-1-2030	1,825,000	2,037,485
Palo Alto CA Improvement Bond Act of 1915 (Miscellaneous Revenue)	4.00	9-2-2023	1,635,000	1,621,985
Pasadena CA PFA Rose Bowl Renovation Series A (Miscellaneous Revenue)	5.00	3-1-2021	1,655,000	1,893,850
Patterson CA Unified School District CAB Election of 2008 Project Series B (GO, AGM Insured) ¤	0.00	8-1-2033	3,000,000	1,011,360
Peralta CA Community College District Alameda County (GO)	5.00	8-1-2023	3,045,000	3,449,011
Peralta CA Community College District Alameda County (GO)	5.00	8-1-2024	3,000,000	3,339,480
Pomona CA Unified School District Series B (GO, AGM Insured)	4.00	8-1-2021	1,000,000	1,070,990
Pomona CA Unified School District Series B (GO, AGM Insured)	5.00	8-1-2022	1,000,000	1,132,620
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue)	6.25	7-1-2024	2,000,000	2,212,960
Rio Hondo CA Community College District (GO) ¤	0.00	8-1-2030	2,415,000	1,017,609
Roseville CA Natural Gas Financing Authority (Utilities Revenue)	5.00	2-15-2015	1,000,000	1,043,310
Sacramento CA Airport Series B (Airport Revenue)	5.00	7-1-2023	1,000,000	1,101,670
Sacramento CA Area Flood Control Agency (Miscellaneous Revenue)	5.25	10-1-2032	1,830,000	1,966,262
Sacramento CA MUD Series B (Utilities Revenue)	5.00	8-15-2030	1,075,000	1,148,595
Sacramento CA PFOTER Series 3934 (Water & Sewer Revenue, FGIC Insured, Dexia Credit Local LIQ) ø	0.29	12-1-2035	4,995,000	4,995,000
Sacramento County CA Airport Systems (Airport Revenue)	5.00	7-1-2025	2,000,000	2,151,420
San Diego CA Community College District Election of 2012 (GO)	5.00	8-1-2032	3,095,000	3,336,720
San Diego CA PFFA Series B (Water & Sewer Revenue)	5.00	5-15-2021	2,170,000	2,428,990
San Diego CA Unified School District Election of 1998 Series E-2 (GO, AGM Insured)	5.50	7-1-2027	5,000,000	5,822,100
San Francisco CA Bay Area Toll Authority Series A (Transportation Revenue) ±	1.29	4-1-2036	20,000,000	19,900,400
San Gorgonio CA Memorial Healthcare District (GO)	7.00	8-1-2029	2,000,000	2,275,780
San Jose CA Libraries & Parks Project (GO)	5.13	9-1-2031	6,110,000	6,127,230
San Jose CA Redevelopment Agency Series A-1 (Tax Revenue)	5.50	8-1-2030	1,355,000	1,373,591
Santa Ana CA Financing Authority Police Administration & Holding Facilities Project Series A (Miscellaneous Revenue, National Insured)	6.25	7-1-2019	1,000,000	1,141,870
Southern California Public Power Authority Milford Wind Corridor Project # 1 (Utilities Revenue)	5.00	7-1-2024	5,000,000	5,575,200
Southern California Public Power Authority Natural Gas Project #1 Series A (Utilities Revenue)	5.25	11-1-2025	3,280,000	3,491,954
Southern California Public Power Authority Southern Transmission Project Series S (Utilities Revenue)	5.75	7-1-2024	2,000,000	2,339,820
Stockton CA Unified School District (GO, AGM Insured)	5.00	8-1-2021	1,165,000	1,247,750
Stockton CA Unified School District (GO, AGM Insured)	5.00	8-1-2023	2,520,000	2,673,594
Sylvan CA Unified School District CAB Election of 2006 (GO, AGM Insured) ¤	0.00	8-1-2031	2,590,000	997,642
Sylvan CA Unified School District CAB Election of 2006 (GO, AGM Insured) ¤	0.00	8-1-2032	2,800,000	1,010,548
Tustin CA Unified School District #88-1 Election of 2008 Series B (GO)	6.00	8-1-2036	2,500,000	2,831,175
University of California Limited Project Series G (Health Revenue)	5.25	5-15-2030	17,575,000	18,977,485
University of California Medical Center Series J (Education Revenue)	5.00	5-15-2032	1,850,000	1,954,803
University of California Revenues General Series AI (Education Revenue)	5.00	5-15-2038	3,500,000	3,654,210
University of California Revenues General Series Q (Education Revenue)	5.25	5-15-2024	2,155,000	2,464,027

4	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Washington Township CA Health Care District Series A (Health Revenue)	5.00%	7-1-2016	$300,000	$326,442
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2018	445,000	496,691
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2019	905,000	1,007,301
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2020	1,300,000	1,367,223
Washington Township CA Health Care District Series A (Health Revenue)	5.13	7-1-2017	260,000	288,449
West Basin CA Municipal Water District COP Refunding Bond Series B (Water & Sewer Revenue, AGM Insured)	5.00	8-1-2022	2,560,000	2,873,626
West Contra Costa CA University (GO, AGM Insured) ¤	0.00	8-1-2026	4,620,000	2,481,032
West Contra Costa CA University (GO, AGM Insured)	5.25	8-1-2023	2,450,000	2,758,112

				315,054,704

Colorado: 0.64%
Colorado ECFA Charter School Monument Academy Project Series A (Education Revenue)	5.50	10-1-2017	750,000	779,228
Colorado Public Authority for Energy Natural Gas Purchase Project (Utilities Revenue)	5.75	11-15-2018	1,525,000	1,677,226
Denver CO City & County Airport Sub Series G1 (Airport Revenue, AGM Insured, Morgan Stanley Bank SPA) ø	0.23	11-15-2025	5,000,000	5,000,000
Denver CO City & County Series A (Tax Revenue, AGM Insured)	6.00	9-1-2023	2,800,000	3,262,140
North Range CO Metropolitan District # 1 (GO, ACA Insured)	5.00	12-15-2015	250,000	252,263
Public Authority for Colorado Energy (Utilities Revenue)	6.13	11-15-2023	1,300,000	1,502,241

				12,473,098

Connecticut: 1.32%
Connecticut Securities Industry & Financial Markets Association Series A (Miscellaneous Revenue) ±	1.03	3-1-2025	2,400,000	2,370,744
Connecticut Series A (Miscellaneous Revenue) ±	0.89	3-1-2022	3,000,000	2,970,540
Connecticut Series A (Miscellaneous Revenue) ±	0.94	3-1-2023	3,000,000	2,977,440
Connecticut Series A (Miscellaneous Revenue) ±	0.99	3-1-2024	5,500,000	5,438,070
Connecticut Series A (Miscellaneous Revenue) ±	1.14	4-15-2019	2,300,000	2,339,008
Connecticut Series A (Miscellaneous Revenue) ±	1.29	4-15-2020	3,300,000	3,371,313
Hamden CT (GO)	4.00	8-15-2020	1,235,000	1,299,504
Hamden CT (GO)	4.00	8-15-2021	1,235,000	1,281,905
Hamden CT (GO, AGM Insured)	5.00	8-15-2020	1,300,000	1,451,203
Hamden CT (GO, AGM Insured)	5.00	8-15-2021	1,000,000	1,108,800
Hamden CT (GO, AGM Insured)	5.00	8-15-2022	1,000,000	1,099,780

				25,708,307

District of Columbia: 0.98%
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.00	12-1-2022	500,000	576,685
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.00	12-1-2023	1,000,000	1,129,530
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.00	12-1-2024	1,675,000	1,872,533
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.00	12-1-2025	3,520,000	3,895,232
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.00	12-1-2026	2,000,000	2,179,600
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.25	12-1-2025	2,630,000	2,915,302

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	5

Security name	Interest rate	Maturity date	Principal	Value

District of Columbia (continued)
District of Columbia Howard University Series A (Education Revenue)	5.75%	10-1-2026	$2,510,000	$2,712,934
District of Columbia Medical Association of Colleges Series A (Miscellaneous Revenue)	5.00	10-1-2025	500,000	541,375
District of Columbia Medical Association of Colleges Series B (Miscellaneous Revenue)	5.00	10-1-2024	3,095,000	3,309,948

				19,133,139

Florida: 5.63%
Boynton Beach FL Utilities Systems (Water & Sewer Revenue, National Insured)	5.50	11-1-2016	1,500,000	1,659,450
Broward County FL Professional Sports Facilities Project Series A (Tax Revenue, Ambac Insured)	5.00	9-1-2021	2,200,000	2,379,762
Citizens Property Insurance Corporation of Florida (Miscellaneous Revenue, AGM Insured) ±	1.69	6-1-2014	4,000,000	4,019,600
Cityplace FL Community Development District Special Assessment (Miscellaneous Revenue)	5.00	5-1-2021	2,945,000	3,200,096
Daytona Beach FL Utility System (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2022	2,205,000	2,518,794
Escambia County FL School Board (Miscellaneous Revenue, National Insured)	5.00	2-1-2021	4,720,000	4,789,998
Florida Board of Governors Series A (Housing Revenue)	5.00	7-1-2026	2,275,000	2,381,652
Florida Board of Public Education Series A (Tax Revenue)	4.00	6-1-2021	1,000,000	1,084,460
Florida Department of Environmental Protection Everglades Restoration Series A (Tax Revenue, AGM Insured) ø	0.22	7-1-2027	11,190,000	11,190,000
Florida Development Finance Corporation Renaissance Charter School Series A (Education Revenue)	5.00	9-15-2020	2,735,000	2,702,618
Florida HEFAR (Education Revenue)	4.00	4-1-2021	1,000,000	1,030,800
Florida Municipal Loan Council (Tax Revenue, AGM Insured)	5.00	5-1-2022	1,000,000	1,105,580
Gulf Breeze FL Capital Funding Loan Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2017	1,665,000	1,863,085
Gulf Breeze FL Capital Funding Loan Program Series B (Miscellaneous Revenue, AGM Insured)	4.00	10-1-2016	1,000,000	1,074,230
Gulf Breeze FL Capital Funding Loan Program Series B (Miscellaneous Revenue, AGM Insured)	4.00	10-1-2017	1,000,000	1,082,810
Gulf Breeze FL Local Government Loan Series B (Miscellaneous Revenue, FGIC Insured) ±	5.50	12-1-2015	850,000	852,771
Gulf Breeze FL Local Government Loan Series J (Water & Sewer Revenue) ±	4.10	12-1-2020	3,000,000	3,197,070
Gulf Breeze FL Local Government Loan Series J (Water & Sewer Revenue) ±	4.20	12-1-2020	3,290,000	3,539,382
Gulf Breeze FL Miami Beach Local Government Loan Series B (Miscellaneous Revenue, FGIC Insured) ±	4.75	12-1-2015	240,000	240,588
JEA Electric System Revenue (Utilities Revenue)	5.00	10-1-2019	2,025,000	2,048,308
Miami FL HFA Jewish Home & Hospital Project (Health Revenue, SunTrust Bank LOC) ø	0.24	8-1-2026	2,500,000	2,500,000
Miami FL Special Obligation Series A (Miscellaneous Revenue, AGM Insured)	5.00	2-1-2019	2,150,000	2,367,731
Miami-Dade County FL Aviation Series A (Airport Revenue)	5.50	10-1-2019	3,000,000	3,534,450
Miami-Dade County FL Educational Facilities Authority University of Miami Series A (Education Revenue)	5.25	4-1-2016	1,000,000	1,090,670
Miami-Dade County FL Public Services (Tax Revenue, AGM Insured)	4.00	10-1-2019	3,440,000	3,780,354
Miami-Dade County FL Public Services (Tax Revenue, AGM Insured)	4.00	10-1-2020	3,600,000	3,912,912
Miami-Dade County FL Public Services (Tax Revenue, AGM Insured)	4.00	4-1-2021	2,485,000	2,675,227
Miami-Dade County FL Special Obligation Series A (Tax Revenue)	5.00	10-1-2023	700,000	778,099
Miami-Dade County FL Water & Sewer Refunding Bond Series C (Water & Sewer Revenue, BHAC Insured)	5.00	10-1-2024	2,950,000	3,225,766
Miami-Dade County FL Water & Sewer Series C (Water & Sewer Revenue)	5.25	10-1-2022	3,000,000	3,420,780
North Brevard County FL Hospital District Parrish Medical Center Project (Health Revenue)	5.00	10-1-2015	930,000	988,655

6	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Florida (continued)
Orange County FL School Board Certificates Partner Series A (Miscellaneous Revenue, National Insured)	5.00%	8-1-2016	$1,000,000	$1,106,930
Palm Beach County FL PFOTER Series 4615 (Miscellaneous Revenue, Dexia Credit Local LIQ) ø	0.42	8-1-2029	10,000,000	10,000,000
Putnam County FL Development Authority PCR Seminole Project Series A (Utilities Revenue, Ambac Insured) ±	5.35	3-15-2042	7,460,000	8,523,498
Seminole County FL School Board COP (Miscellaneous Revenue, Ambac Insured)	5.50	7-1-2014	1,180,000	1,209,724
Seminole Tribe Florida Special Obligation Series A (Miscellaneous Revenue) 144A	5.50	10-1-2024	2,500,000	2,588,250
South Lake County FL Hospital District South Lake Hospital Incorporated (Health Revenue)	5.00	10-1-2016	1,015,000	1,112,339
South Lake County FL Hospital District South Lake Hospital Incorporated (Health Revenue)	5.00	10-1-2017	900,000	1,003,608
University of North Florida Financing Corporation Housing Project (Miscellaneous Revenue, National Insured)	5.00	11-1-2016	2,315,000	2,549,949
University of South Florida Financing Corporation COP Master Lease Series A (Miscellaneous Revenue, Ambac Insured)	5.00	7-1-2018	1,000,000	1,045,480

				109,375,476

Georgia: 0.76%
Georgia Environmental Loan Acquisition Corporation Local Water Authority Loan Project (Miscellaneous Revenue)	4.00	3-15-2021	1,345,000	1,348,416
Georgia Municipal Electric Authority Power Revenue Prerefunded Balance (Utilities Revenue, National Insured)	6.50	1-1-2017	10,000	10,000
Georgia Municipal Electric Authority Power Revenue Unrefunded Balance (Utilities Revenue, National Insured)	6.50	1-1-2017	75,000	80,581
Georgia Public Gas Partners Incorporated Series A (Utilities Revenue)	5.00	10-1-2017	2,500,000	2,819,275
Georgia Public Gas Partners Incorporated Series A (Utilities Revenue)	5.00	10-1-2019	5,000,000	5,708,450
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Utilities Revenue)	5.50	9-15-2022	1,000,000	1,108,710
Private Colleges & Universities Authority of Georgia Series A (Education Revenue)	5.00	10-1-2021	3,330,000	3,611,019

				14,686,451

Guam: 0.58%
Guam Education Financing Foundation COP Guam Public School Facilities Project Series A (Miscellaneous Revenue)	5.00	10-1-2015	1,000,000	1,020,160
Guam Education Financing Foundation COP Guam Public School Facilities Project Series A (Miscellaneous Revenue)	5.00	10-1-2017	2,195,000	2,234,598
Guam Government Limited Obligation Revenue Section 30 Series A (Miscellaneous Revenue)	5.00	12-1-2014	1,635,000	1,689,642
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.00	7-1-2028	1,000,000	981,800
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.25	7-1-2020	350,000	376,275
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.25	7-1-2033	2,500,000	2,430,175
Guam International Airport Authority (Airport Revenue)	5.00	10-1-2022	1,000,000	1,031,750
Guam International Airport Authority (Airport Revenue)	5.00	10-1-2023	1,500,000	1,528,305

				11,292,705

Idaho: 0.17%
University of Idaho Series 2011 (Education Revenue) ±	5.25	4-1-2041	2,910,000	3,309,863

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Illinois: 16.21%
Champaign Coles Counties IL Community College District # 505 Series A (GO)	4.00%	12-1-2018	$1,015,000	$1,120,002
Chicago IL (GO, Ambac Insured)	5.00	12-1-2024	16,715,000	16,917,252
Chicago IL 2nd Lien (GO)	5.00	11-1-2029	1,490,000	1,477,037
Chicago IL Board of Education Benito Juarez Community Academy Series G (GO, National Insured)	6.00	12-1-2022	1,630,000	1,682,453
Chicago IL Board of Education School Reform Board CAB Series B-1 (GO, National Insured) ¤	0.00	12-1-2021	1,000,000	674,090
Chicago IL Board of Education School Reform Series A (GO, National/FGIC Insured)	5.25	12-1-2023	5,125,000	5,446,748
Chicago IL Board of Education Series A (GO, National Insured) ¤	0.00	12-1-2018	10,850,000	9,332,845
Chicago IL Board of Education Series A3 (GO) ±	0.87	3-1-2036	10,000,000	9,649,400
Chicago IL Board of Education Series B (GO, Ambac Insured)	5.00	12-1-2021	7,685,000	7,824,944
Chicago IL Board of Education Series C (GO)	5.25	12-1-2023	9,980,000	10,324,609
Chicago IL Board of Education Series F (GO)	5.00	12-1-2031	4,860,000	4,649,125
Chicago IL CAB Project (GO, National Insured) ±	5.44	1-1-2018	1,725,000	1,848,527
Chicago IL Metropolitan Reclamation Series B (GO)	5.00	12-1-2025	2,500,000	2,703,050
Chicago IL O’Hare International Airport Senior Lien (Airport Revenue, AGM Insured)	5.13	1-1-2030	2,610,000	2,620,283
Chicago IL O’Hare International Airport Senior Lien (Airport Revenue, AGM Insured)	5.13	1-1-2031	3,335,000	3,336,201
Chicago IL O’Hare International Airport Third Lien Series C (Airport Revenue, AGM Insured)	5.25	1-1-2025	4,075,000	4,342,116
Chicago IL O’Hare International Airport Third Lien Series F (Airport Revenue)	4.25	1-1-2021	735,000	787,192
Chicago IL Park District Series A (GO, National Insured)	5.00	1-1-2026	2,140,000	2,260,760
Chicago IL Public Building Commission School Reform (Miscellaneous Revenue, National Insured)	5.25	12-1-2017	3,555,000	3,966,953
Chicago IL Series A (GO, Ambac Insured)	5.00	1-1-2019	2,500,000	2,652,775
Chicago IL Series A (GO)	5.25	1-1-2023	3,510,000	3,633,973
Chicago IL Series A (GO)	5.25	1-1-2028	1,750,000	1,761,900
Chicago IL Series A Prerefunded Balance (GO, National Insured) ±	5.65	1-1-2028	555,000	617,304
Chicago IL Series B (GO, AGM Insured)	5.00	1-1-2024	1,300,000	1,313,273
Chicago IL Series C (GO)	4.00	1-1-2020	1,505,000	1,554,469
Chicago IL Series C (GO)	5.00	1-1-2024	3,695,000	3,785,195
Chicago IL Transit Authority Capital Grant Federal Transit Administration Section 5307-A (Transportation Revenue, AGM Insured)	5.25	6-1-2022	500,000	529,505
Chicago IL Transit Authority Capital Grant Receipts Series A (Transportation Revenue, AGM Insured)	6.00	6-1-2024	2,000,000	2,170,120
Chicago IL Transit Authority Sales (Tax Revenue)	5.25	12-1-2027	2,600,000	2,751,944
Chicago IL Waste Water Transmission 2nd Lien (Water & Sewer Revenue)	5.00	1-1-2029	4,060,000	4,055,737
Chicago IL Waste Water Transmission 2nd Lien (Water & Sewer Revenue)	5.00	1-1-2030	4,000,000	3,948,000
Cook County IL Community College District #508 (GO)	5.25	12-1-2025	1,250,000	1,357,350
Cook County IL Community College District #508 (GO)	5.25	12-1-2027	1,295,000	1,378,528
Cook County IL Community College District #508 (GO)	5.25	12-1-2028	1,250,000	1,318,138
Cook County IL Community College District #508 (GO)	5.25	12-1-2030	3,000,000	3,107,790
Cook County IL Community College District #508 (GO)	5.25	12-1-2031	3,200,000	3,287,008
Cook County IL Series A (GO)	5.25	11-15-2022	7,240,000	7,908,904
Cook County IL Series A (GO)	5.25	11-15-2023	7,680,000	8,293,478
Cook County IL Series C (GO)	5.00	11-15-2021	1,340,000	1,493,577
Du Page Cook & Will Counties IL Community College District #502 Series A (GO)	5.00	6-1-2022	2,650,000	3,054,602
Du Page County IL (Transportation Revenue, AGM Insured)	5.00	1-1-2017	2,020,000	2,137,806
Du Page County IL High School District (GO, AGM Insured)	5.00	1-1-2021	1,000,000	1,100,440
Homer Glen Village IL Series A (GO)	4.00	12-1-2019	1,000,000	1,083,230
Homer Glen Village IL Series A (GO)	5.00	12-1-2021	1,015,000	1,117,231

8	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Huntley IL Special Service Area # 9 (Tax Revenue, AGM Insured)	4.60%	3-1-2017	$1,140,000	$1,197,125
Illinois (GO)	4.75	4-1-2020	2,650,000	2,810,007
Illinois (GO, AGM Insured)	5.00	9-1-2016	585,000	622,259
Illinois (GO, Ambac Insured)	5.00	4-1-2020	3,000,000	3,072,120
Illinois (GO, AGM Insured)	5.00	1-1-2023	2,450,000	2,549,054
Illinois (Tax Revenue)	5.00	6-15-2023	16,800,000	18,824,232
Illinois (Miscellaneous Revenue)	5.00	7-1-2023	5,000,000	5,302,750
Illinois Education Facilities Authority (Miscellaneous Revenue) ±	3.40	11-1-2036	1,275,000	1,333,280
Illinois Education Facilities Authority (Education Revenue, Syncora Guarantee Incorporated Insured)	4.75	12-1-2023	1,445,000	1,449,248
Illinois Education Facilities Authority Field Museum (Miscellaneous Revenue) ±	4.13	11-1-2036	4,560,000	4,889,460
Illinois Finance Authority (Education Revenue)	5.00	10-1-2023	1,000,000	1,106,620
Illinois Finance Authority Community Rehabilitation Series A (Health Revenue)	4.95	7-1-2014	305,000	304,161
Illinois Finance Authority DePaul University Series A (Education Revenue, Syncora Guarantee Incorporated Insured)	5.00	10-1-2019	1,550,000	1,622,680
Illinois Finance Authority Student Housing Illinois State University Project (Education Revenue)	5.50	4-1-2021	4,585,000	4,745,154
Illinois Finance Authority The Art Institute of Chicago Series A (Miscellaneous Revenue)	5.00	3-1-2034	1,750,000	1,765,068
Illinois Health Facilities Authority Mercy Hospital & Medical Center (Health Revenue)	10.00	1-1-2015	135,000	141,229
Illinois Junior Obligation Bond (Tax Revenue)	5.00	6-15-2024	4,000,000	4,416,840
Illinois Municipal Electric Agency Power Supply (Utilities Revenue, National Insured)	5.00	2-1-2023	1,000,000	1,072,950
Illinois Municipal Electric Agency Power Supply (Utilities Revenue)	5.25	2-1-2024	2,500,000	2,678,625
Illinois Municipal Electric Agency Power Supply Series A (Utilities Revenue, National/FGIC Insured)	5.25	2-1-2023	1,100,000	1,184,909
Illinois Refunded Balance (Tax Revenue)	5.00	6-15-2018	175,000	204,276
Illinois Refunded Balance (Tax Revenue)	5.00	6-15-2018	825,000	944,584
Illinois Regional Transportation Authority (Tax Revenue, AGM Insured)	5.75	6-1-2018	6,790,000	7,922,572
Illinois Regional Transportation Authority (Tax Revenue, National/FHA Insured)	6.50	7-1-2026	7,815,000	9,359,322
Illinois Series A (Miscellaneous Revenue, National Insured)	5.00	3-1-2016	2,705,000	2,726,829
Illinois Series A (GO)	5.00	6-1-2022	485,000	498,114
Illinois Series A (Miscellaneous Revenue)	5.00	4-1-2023	4,500,000	4,775,175
Illinois Series A (Miscellaneous Revenue, National Insured)	5.25	10-1-2015	1,355,000	1,360,163
Illinois Toll Highway Authority Series A-1 (Transportation Revenue, AGM Insured)	5.00	1-1-2024	4,650,000	5,022,000
Illinois Toll Highway Authority Series A-1 (Transportation Revenue)	5.25	1-1-2026	3,500,000	3,769,990
Illinois Toll Highway Authority Series B (Transportation Revenue, AGM Insured) ø	0.35	1-1-2016	13,300,000	13,300,000
Illinois Unrefunded Balance Series A (Miscellaneous Revenue)	5.00	10-1-2016	3,200,000	3,211,136
Kane Cook & Du Page Counties IL School District #46 (GO)	4.50	1-1-2024	4,270,000	4,489,563
Kane County IL School District #129 (GO, National Insured)	5.00	2-1-2018	1,750,000	1,815,765
Kane McHenry Cook & DeKalb Counties IL Unified School District (GO, Ambac Insured)	5.00	1-1-2024	2,000,000	2,139,680
Kendall Kane & Will Counties IL Unified School District Series A (GO)	5.00	2-1-2023	1,000,000	1,103,180
McHenry & Kane Counties IL Community Consolidated School District (GO)	5.63	1-15-2031	2,000,000	2,146,140
Northern IIlinois Municipal Power Agency Prairie State Project Series A (Utilities Revenue, National Insured)	5.00	1-1-2021	2,740,000	2,987,203
Northern Illinois University Auxiliary Facilities Revenue (Education Revenue, AGM Insured)	5.00	4-1-2019	1,000,000	1,122,010
Schaumburg IL Series A (GO) ##	4.00	12-1-2022	1,575,000	1,705,820
Southwestern Illinois Development Authority Local Government Program Collinsville Limited (Tax Revenue)	5.00	3-1-2025	1,975,000	1,563,726

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Springfield IL Senior Lien (Utilities Revenue, National Insured)	5.00%	3-1-2022	$3,600,000	$3,717,684
Springfield IL Senior Lien (Utilities Revenue, National Insured)	5.00	3-1-2023	1,560,000	1,605,443
Tazewell County IL School District #51 (GO, National Insured)	9.00	12-1-2017	455,000	572,431
Tazewell County IL School District #51 (GO, National Insured)	9.00	12-1-2018	535,000	696,260
University of Illinois Auxiliary Facilities Systems (Education Revenue) ¤	0.00	4-1-2020	8,270,000	6,758,740
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, Ambac Insured)	5.50	4-1-2024	1,000,000	1,162,770
University of Illinois Board of Trustees Series B (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2020	2,000,000	2,163,840
Will County IL Community Unified School District CAB (GO, National Insured) ¤	0.00	11-1-2018	9,730,000	8,610,855

				314,918,906

Indiana: 2.29%
Hammond IN Multi-School Building Corporation First Mortgage (Miscellaneous Revenue, National Insured)	5.00	7-15-2014	100,000	102,544
Indiana Bond Bank Hendricks Regional Health Series A (Miscellaneous Revenue)	4.00	8-1-2017	1,000,000	1,098,510
Indiana Bond Bank Hendricks Regional Health Series A (Miscellaneous Revenue)	5.00	8-1-2016	1,340,000	1,480,271
Indiana Bond Bank Special Program Series A (Utilities Revenue)	5.00	10-15-2017	5,410,000	6,000,664
Indiana Bond Bank Special Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	9-1-2022	1,545,000	1,752,494
Indiana Bond Bank Special Program Series A (Utilities Revenue)	5.25	10-15-2016	600,000	666,018
Indiana Finance Authority Parkview Health System Series A (Health Revenue)	5.50	5-1-2024	4,500,000	4,832,235
Indiana HEFA Ascension Health Series B3 (Health Revenue) ±	2.25	11-15-2031	15,000,000	15,326,850
Ivy IN Tech Community College Student Fee Series R-1 (Education Revenue)	5.00	7-1-2029	1,000,000	1,071,040
Jasper County IN PCR Northern Series A (IDR, National Insured)	5.60	11-1-2016	5,900,000	6,505,399
Jeffersonville IN Building Corporation First Mortgage Series C (Miscellaneous Revenue)	4.25	8-15-2017	800,000	855,472
Knox County IN EDA Series A (Health Revenue)	5.00	4-1-2022	925,000	1,000,221
Knox County IN EDA Series A (Health Revenue)	5.00	4-1-2023	665,000	708,418
Knox County IN EDA Series A (Health Revenue)	5.00	4-1-2026	750,000	775,688
Mount Vernon IN School Building Corporation Prerefunded Balance First Mortgage (Miscellaneous Revenue, AGM Insured)	5.00	7-15-2019	265,000	306,968
Mount Vernon IN School Building Corporation Unrefunded Balance First Mortgage (Miscellaneous Revenue, AGM Insured)	5.00	7-15-2019	735,000	817,357
University of Southern Indiana Student Fee Series J (Education Revenue, AGM Insured)	5.00	10-1-2019	1,000,000	1,151,570

				44,451,719

Iowa: 0.84%
Iowa Finance Authority Midwestern Disaster Area Revenue Fertilizer Company Project (IDR)	5.50	12-1-2022	6,000,000	5,609,940
Iowa Finance Authority PCFA Interstate Power (IDR, FGIC Insured)	5.00	7-1-2014	1,500,000	1,532,745
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	5.25	12-1-2017	3,000,000	3,317,730
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	5.25	12-1-2018	5,285,000	5,880,884

				16,341,299

Kansas: 0.35%
Johnson County KS Unified School District (GO)	5.00	10-1-2026	1,295,000	1,406,422
Kansas Development Finance Authority Health Facilities (Health Revenue)	5.00	11-15-2021	1,300,000	1,434,420
Kansas Development Finance Authority Health Facilities (Health Revenue)	5.25	11-15-2030	3,550,000	3,638,005
Olathe KS Special Obligation West Village Center Project (Tax Revenue)	5.00	9-1-2014	305,000	290,448

				6,769,295

10	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Kentucky: 0.55%
Kentucky Property & Buildings Commission Series A Project # 95 (GO)	5.00%	8-1-2019	$1,265,000	$1,466,186
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2029	1,400,000	527,296
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project Series B (Transportation Revenue) ¤	0.00	7-1-2020	1,000,000	757,450
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project Series B (Transportation Revenue) ¤	0.00	7-1-2021	750,000	532,290
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project Series B (Transportation Revenue) ¤	0.00	7-1-2022	1,000,000	656,670
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project Series B (Transportation Revenue) ¤	0.00	7-1-2025	1,020,000	532,664
University of Kentucky COP Master Street Lease # 4 (Miscellaneous Revenue)	4.45	6-18-2018	5,720,075	6,176,709

				10,649,265

Louisiana: 1.52%
Ascension Parish LA IDA Incorporated (Miscellaneous Revenue)	6.00	7-1-2036	4,000,000	3,610,600
DeSoto Parish LA PCR Southwestern Electrical Power (Utilities Revenue) ±	3.25	1-1-2019	5,000,000	5,092,750
Louisiana Correctional Facilities Corporation (Miscellaneous Revenue, Ambac Insured)	5.00	9-1-2019	1,000,000	1,148,140
Louisiana Local Government Environmental Facilities & CDA (Housing Revenue, FNMA Insured, FNMA LIQ) ±	4.25	4-15-2039	1,270,000	1,319,860
Louisiana Public Facilities Authority Archdiocese of New Orleans Project (Miscellaneous Revenue, CIFG Insured)	5.00	7-1-2014	200,000	203,838
Louisiana Public Facilities Authority Archdiocese of New Orleans Project (Miscellaneous Revenue, CIFG Insured)	5.00	7-1-2016	100,000	108,197
Louisiana Public Facilities Authority Archdiocese of New Orleans Project (Miscellaneous Revenue, CIFG Insured)	5.00	7-1-2017	150,000	164,658
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, AGC Insured)	4.00	7-1-2015	505,000	523,276
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, AGC Insured)	4.25	7-1-2017	55,000	58,836
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, CIFG Insured)	5.00	7-1-2014	100,000	100,643
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, CIFG Insured)	5.00	7-1-2016	740,000	753,734
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, CIFG Insured)	5.00	7-1-2019	1,465,000	1,456,664
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, CIFG Insured)	5.00	7-1-2020	500,000	487,290
New Orleans LA Public Improvement Series A (GO, Radian Insured)	5.00	12-1-2016	1,365,000	1,514,795
New Orleans LA Public Improvement Series A (GO, Radian Insured)	5.00	12-1-2017	380,000	430,529
New Orleans LA Sewer Service (Water & Sewer Revenue, National Insured)	5.00	6-1-2016	400,000	401,352
New Orleans LA Sewer Service (Water & Sewer Revenue, AGM Insured)	5.50	6-1-2016	690,000	756,116
New Orleans LA Sewer Service (GO, FGIC Insured)	5.50	12-1-2016	1,350,000	1,517,873
New Orleans LA Sewer Service (Water & Sewer Revenue, FGIC Insured)	5.50	6-1-2020	740,000	741,724
New Orleans LA Sewer Service (Water & Sewer Revenue, AGM Insured)	5.63	6-1-2017	590,000	663,054
St. Bernard Parish LA (Tax Revenue)	4.00	3-1-2023	3,405,000	3,462,170
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A1 (IDR) ø	0.34	11-1-2040	5,000,000	5,000,000

				29,516,099

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Maryland: 0.03%
Maryland Economic Development Corporation Salisbury University Project (Education Revenue)	5.00%	6-1-2027	$500,000	$496,120

Massachusetts: 1.91%
Massachusetts Development Finance Agency Lasell College (Education Revenue)	5.00	7-1-2021	2,820,000	2,959,252
Massachusetts Development Finance Agency Merrimack College Series A (Education Revenue)	5.00	7-1-2021	1,035,000	1,089,845
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	6.50	4-15-2019	1,050,000	1,161,290
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	6.55	4-15-2020	615,000	680,221
Massachusetts Educational Financing Authority Issue I (Education Revenue)	5.50	1-1-2018	2,000,000	2,248,940
Massachusetts Educational Financing Authority Issue I Series A (Education Revenue)	5.50	1-1-2017	2,000,000	2,219,500
Massachusetts HEFA Series G-6 (Health Revenue) ±	0.92	7-1-2038	14,000,000	14,009,240
Massachusetts HFA Series 125 (Tax Revenue, AGM Insured)	5.25	8-1-2025	5,000,000	5,665,350
Massachusetts Series B (Miscellaneous Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) ø	0.18	11-1-2026	7,000,000	7,000,000

				37,033,638

Michigan: 5.87%
Clinton MI Township Building Authority (Miscellaneous Revenue, Ambac Insured)	5.50	11-1-2017	5,240,000	5,607,638
Detroit MI City School District (GO, Qualified School Board Loan Fund Insured)	5.00	5-1-2017	595,000	650,865
Detroit MI City School District (GO, AGM/Qualified School Board Loan Fund Insured)	5.00	5-1-2019	8,000,000	8,236,640
Detroit MI City School District (GO, FGIC/Qualified School Board Loan Fund Insured)	6.00	5-1-2021	2,205,000	2,549,046
Detroit MI District Aid (GO)	5.00	11-1-2014	1,000,000	1,023,410
Detroit MI District Aid (GO)	5.00	11-1-2018	3,000,000	3,204,690
Detroit MI District Aid (GO)	5.00	11-1-2019	1,500,000	1,591,365
Detroit MI District Aid (GO)	5.00	11-1-2020	2,700,000	2,832,084
Detroit MI Series A-1 (GO, National Insured)	5.00	4-1-2019	100,000	92,016
Detroit MI Sewer Disposal System Authority Refunding Balance Senior Lien Series B (Water & Sewer Revenue, AGM Insured)	7.50	7-1-2033	10,000,000	10,623,400
Detroit MI Sewer Disposal System Authority Senior Lien Series A-1 (Water & Sewer Revenue, AGM Insured)	5.50	7-1-2017	3,130,000	3,160,111
Detroit MI Sewer Disposal System Authority Series A (Water & Sewer Revenue, AGM Insured)	5.25	7-1-2019	3,050,000	3,071,838
Detroit MI Sewer Disposal System Authority Series A (Water & Sewer Revenue, AGM Insured)	5.25	7-1-2021	2,610,000	2,619,631
Detroit MI Sewer Disposal System Authority Series A (Water & Sewer Revenue, AGM/National Insured) ±	5.25	7-1-2022	1,885,000	1,889,166
Detroit MI Water & Sewage Department Disposal System Series A (Water & Sewer Revenue)	5.25	7-1-2027	2,250,000	2,133,225
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2015	1,050,000	1,054,998
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, National Insured) ±	5.00	7-1-2020	4,000,000	3,918,400
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, National Insured) ±	5.00	7-1-2021	3,000,000	2,938,530
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, National Insured) ±	5.00	7-1-2022	1,500,000	1,460,520
Detroit MI Water Supply System Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2020	2,000,000	1,959,200
Eaton Rapids MI Public Schools (GO, Qualified School Board Loan Fund Insured)	4.00	5-1-2019	1,450,000	1,594,478

12	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Eaton Rapids MI Public Schools (GO, Qualified School Board Loan Fund Insured)	5.00%	5-1-2022	$1,785,000	$2,017,478
Flint MI International Academy (Education Revenue)	5.38	10-1-2022	2,270,000	2,237,925
Flint MI International Academy (Education Revenue)	5.50	10-1-2027	1,985,000	1,862,704
Flint MI International Academy Public School Project (Education Revenue)	5.00	10-1-2017	360,000	368,118
Hazel Park MI School District (GO, AGM/Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,160,000	1,332,794
Kent County MI (GO)	5.00	1-1-2025	1,000,000	1,069,210
Macomb MI Interceptor Drainage (Miscellaneous Revenue)	5.00	5-1-2024	1,750,000	1,912,103
Macomb MI Interceptor Drainage (Miscellaneous Revenue)	5.00	5-1-2025	1,750,000	1,896,528
Macomb MI Interceptor Drainage (Miscellaneous Revenue)	5.00	5-1-2026	1,930,000	2,074,962
Michigan Comprehensive Transportation Program (Tax Revenue)	5.25	5-15-2017	2,750,000	3,097,875
Michigan Finance Authority (Miscellaneous Revenue)	5.00	6-1-2020	1,400,000	1,511,300
Michigan Finance Authority (Education Revenue)	5.00	2-1-2022	2,540,000	2,437,105
Michigan Finance Authority (Health Revenue)	5.00	11-15-2023	400,000	430,696
Michigan Finance Authority (Health Revenue)	5.00	11-15-2025	500,000	523,780
Michigan Finance Authority (Health Revenue)	5.00	11-15-2026	800,000	830,368
Michigan Finance Authority Local Government Loan Program Series C (Health Revenue)	5.00	11-1-2022	1,535,000	1,649,711
Michigan Housing Development Authority Limited Greenwood Villa Project (Housing Revenue, AGM Insured)	4.75	9-15-2017	1,360,000	1,429,605
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	4.50	5-1-2016	100,000	103,788
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2018	1,075,000	1,119,430
Michigan PFOTER Series 4711 (GO, AGM/Qualified School Board Loan Fund Insured, Dexia Credit Local LIQ) 144Aø	0.97	5-1-2029	9,970,000	9,970,000
Michigan Public Educational Facilities Authority Limited Obligation Chandler Park Academy (Miscellaneous Revenue)	5.60	11-1-2018	955,000	974,234
Michigan Public Educational Facilities Authority Limited Obligation Nataki Talibah (Miscellaneous Revenue)	6.25	10-1-2023	860,000	805,055
Michigan Strategic Fund Limited Obligation Cadillac Place Office Building Project (Miscellaneous Revenue)	5.25	10-15-2025	4,165,000	4,463,839
Wayne County MI Detroit School District School Building & Site Improvement Project Series A (GO, AGM/Qualified School Board Loan Fund Insured)	5.25	5-1-2030	3,000,000	3,012,870
Western MI University (Education Revenue)	5.25	11-15-2027	600,000	642,564
Western MI University (Education Revenue)	5.25	11-15-2029	1,000,000	1,049,440
Western MI University (Education Revenue, AGM Insured)	5.25	11-15-2033	750,000	774,458
Western Townships MI Utilities Authority (GO)	5.00	1-1-2017	1,500,000	1,676,415
Wyandotte MI Series A (Utilities Revenue, AGM Insured)	4.00	10-1-2016	500,000	538,175

				114,023,781

Minnesota: 0.64%
Minneapolis & St. Paul MN Metropolitan Airports Commission Series A (Airport Revenue, Ambac Insured)	5.00	1-1-2024	2,000,000	2,173,820
Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series B (Airport Revenue, National Insured)	5.00	1-1-2018	4,555,000	5,040,791
Northern Minnesota Municipal Power Agency Series A (Utilities Revenue, AGM Insured)	5.00	1-1-2016	1,365,000	1,486,226
St. Louis Park MN Nicollett Health Services Series C (Health Revenue)	5.50	7-1-2023	2,500,000	2,674,300
St. Paul MN Housing & RDA Hmong Academy Project Series A (Education Revenue)	5.50	9-1-2018	400,000	410,712
St. Paul MN Port Authority Lease Revenue Freeman Office Building Series 2 (Miscellaneous Revenue)	5.00	12-1-2024	545,000	618,766

				12,404,615

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Mississippi: 0.70%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project (Water & Sewer Revenue, AGM Insured)	6.00%	12-1-2023	$1,145,000	$1,368,286
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project (Water & Sewer Revenue, AGM Insured)	6.75	12-1-2026	1,000,000	1,237,210
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project (Water & Sewer Revenue, AGM Insured)	6.75	12-1-2029	500,000	603,200
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (Water & Sewer Revenue)	5.00	9-1-2030	10,000,000	10,405,900

				13,614,596

Missouri: 0.27%
Kansas City MO Municipal Assistance Corporation Series B-1 (Miscellaneous Revenue, Ambac Insured) ¤	0.00	4-15-2022	3,540,000	2,617,795
Manchester MO Highway 141 Manchester Road Project (Tax Revenue)	6.00	11-1-2025	870,000	881,127
Maryland Heights MO South Heights Redevelopment Project A (Tax Revenue)	5.50	9-1-2018	795,000	838,335
Ozark MO COP Community Center Project (Miscellaneous Revenue)	4.50	9-1-2014	170,000	173,257
Ozark MO COP Community Center Project (Miscellaneous Revenue)	4.55	9-1-2016	225,000	228,605
St. Louis MO Lambert St. Louis International Airport Series A-1 (Airport Revenue)	6.00	7-1-2019	415,000	496,274

				5,235,393

Nebraska: 0.14%
Central Plains Energy Project Nebraska Project #3 (Utilities Revenue)	5.00	9-1-2027	1,000,000	1,012,560
Lincoln County NE Hospital Authority Great Plains Regional Medical Center (Hospital Revenue)	5.00	11-1-2024	1,000,000	1,052,180
Municipal Energy Agency of Nebraska Series A (Utilities Revenue, BHAC Insured)	5.00	4-1-2019	500,000	582,125

				2,646,865

Nevada: 1.70%
Clark County NV Airport Series C (Airport Revenue, AGM Insured)	5.00	7-1-2023	5,600,000	6,207,152
Clark County NV Airport Series D (Airport Revenue)	5.00	7-1-2024	2,750,000	2,969,203
Clark County NV Las Vegas McCarran International Airport Series A (Airport Revenue)	5.00	7-1-2016	3,000,000	3,308,880
Clark County NV Las Vegas McCarran International Airport Series A-2 (Airport Revenue, Ambac Insured)	5.00	7-1-2027	3,500,000	3,723,090
Clark County NV School District Series A (GO, National Insured)	5.00	6-15-2019	7,500,000	8,011,575
Clark County NV Water Reclamation District Series A (GO)	5.25	7-1-2038	2,880,000	3,140,006
Las Vegas NV New Convention & Visitors Authority Series E (Tax Revenue, AGM Insured)	4.20	7-1-2021	500,000	530,960
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	4.00	6-1-2019	840,000	826,720
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	4.00	6-1-2020	710,000	689,225
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	4.00	6-1-2021	915,000	873,047
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	4.25	6-1-2024	200,000	185,926
Reno NV Sparks Indian Governmental Colony (Miscellaneous Revenue, U.S. Bank NA LOC)	5.00	6-1-2021	2,580,000	2,654,562

				33,120,346

New Hampshire: 0.14%
New Hampshire HFA (Housing Revenue)	4.80	7-1-2028	2,680,000	2,758,604

14	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New Jersey: 5.37%
Atlantic City NJ (GO)	5.00%	11-1-2021	$3,220,000	$3,496,823
Camden County NJ Improvements Authority Series A (Miscellaneous Revenue)	5.00	9-1-2021	1,455,000	1,662,890
Camden County NJ Improvement Authority Series A (Miscellaneous Revenue)	5.00	9-1-2022	1,245,000	1,418,429
East Orange NJ Capital Improvement Series A (GO, AGM Insured)	4.00	6-1-2022	1,890,000	1,983,574
East Orange NJ Capital Improvement Series A (GO, AGM Insured)	4.00	6-1-2023	1,965,000	2,023,459
Essex County NJ Improvement Authority Newark Project Series A (Miscellaneous Revenue)	6.00	11-1-2025	5,000,000	5,404,550
New Jersey EDA (Tobacco Revenue)	5.00	6-15-2018	2,500,000	2,779,125
New Jersey EDA (Tobacco Revenue)	5.00	6-15-2021	2,500,000	2,713,475
New Jersey EDA Motor Vehicle Surcharges Series A (Miscellaneous Revenue, National Insured)	5.25	7-1-2026	2,860,000	3,186,669
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	1.59	9-1-2027	8,175,000	8,031,938
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	1.64	3-1-2028	31,000,000	30,241,120
New Jersey HEFAR Series A (Education Revenue)	5.00	6-1-2017	2,000,000	2,206,460
New Jersey HEFAR Series A (Education Revenue)	5.00	6-1-2019	9,810,000	10,905,679
New Jersey HEFAR Student Loan Series 1A (Education Revenue)	5.00	12-1-2016	2,100,000	2,316,972
New Jersey HEFAR Student Loan Series A (Education Revenue)	5.00	6-1-2016	500,000	544,115
New Jersey Housing & Mortgage Finance Agency Series AA (Housing Revenue)	5.25	10-1-2016	460,000	487,508
New Jersey Sports & Exposition Authority (Miscellaneous Revenue, National Insured)	5.50	3-1-2022	1,755,000	1,988,889
New Jersey Transportation Trust Authority Facilities Center Series A (Transportation Revenue, AGM Insured)	5.50	12-15-2022	8,010,000	9,398,774
New Jersey Transportation Trust Authority Series B (Transportation Revenue)	5.25	12-15-2020	8,305,000	9,595,680
South Jersey NJ Transportation Authority Series A (Transportation Revenue)	5.00	11-1-2028	1,750,000	1,813,088
Toms River NJ Board of Education (GO)	4.00	7-15-2022	1,000,000	1,067,690
Trenton NJ (GO, AGM Insured)	5.00	7-15-2020	1,000,000	1,143,480

				104,410,387

New Mexico: 0.13%
New Mexico Mortgage Finance Authority SFMR Class I Series A (Housing Revenue, GNMA/FNMA/FHLMC Insured)	4.63	9-1-2025	1,655,000	1,728,813
New Mexico Mortgage Finance Authority SFMR Series B (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.00	3-1-2028	705,000	746,778

				2,475,591

New York: 5.36%
Genesee County NY IDA United Memorial Medical Center Project (Health Revenue)	4.75	12-1-2014	100,000	100,109
Hempstead NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	7.65	2-1-2044	2,720,000	2,720,462
Hempstead Village NY Series B (GO)	4.00	7-1-2020	200,000	216,962
Metropolitan Transportation Authority New York Dedicated Tax Fund Series A (Tax Revenue)	5.00	11-15-2024	6,515,000	7,341,297
Metropolitan Transportation Authority New York Series A (Transportation Revenue)	5.00	11-15-2020	5,000,000	5,559,800
Metropolitan Transportation Authority New York Series A (Transportation Revenue)	5.00	11-15-2030	4,010,000	4,175,974
Metropolitan Transportation Authority New York Series D (Transportation Revenue)	5.00	11-15-2027	2,000,000	2,128,000
Metropolitan Transportation Authority New York Series D-1 (Transportation Revenue)	5.00	11-1-2028	1,000,000	1,056,960
Metropolitan Transportation Authority New York Series F (Transportation Revenue)	5.00	11-15-2028	2,450,000	2,590,091
Monroe County NY Industrial Development Corporation St. John Fisher College Series A (Education Revenue)	5.00	6-1-2020	2,125,000	2,350,335
New York Dormitory Authority Interagency Council Pooled Loan Series A-1 (Miscellaneous Revenue)	4.00	7-1-2019	740,000	799,082

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	15

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
New York Dormitory Authority Mount Sinai School of Medicine (Education Revenue)	5.50%	7-1-2022	$2,000,000	$2,224,480
New York Dormitory Authority North Shore-Long Island Jewish Obligated Group Series B (Health Revenue) ±	0.89	5-1-2018	1,685,000	1,676,541
New York Dormitory Authority United Health Hospitals (Health Revenue, FHA Insured)	4.50	8-1-2018	1,500,000	1,613,040
New York NY City Transitional Prerefunded Balance Future Tax Sub Series A-1 (Tax Revenue)	5.00	5-1-2023	65,000	76,741
New York NY City Transitional Unrefunded Balance Future Tax Sub Series A-1 (Tax Revenue)	5.00	5-1-2023	2,810,000	3,211,268
New York NY IDAG 2006 Project Samaritan AIDS Services (Miscellaneous Revenue, Citibank NA LOC)	4.50	11-1-2015	275,000	293,304
New York NY Municipal Water Finance Authority Series AA3 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.30	6-15-2032	15,000,000	15,000,000
New York NY Sub Series J-4 (GO) ±	0.59	8-1-2025	10,000,000	10,003,900
New York NY Sub Series L-5 (GO, Dexia Credit Local SPA) ø	0.30	4-1-2035	7,000,000	7,000,000
New York NY Trust for Cultural Resources Series A-1 (Miscellaneous Revenue)	5.00	7-1-2031	2,475,000	2,554,596
New York Urban Development Corporation COP James A. Farley Post Office Building Refinancing (Miscellaneous Revenue)	4.00	2-1-2015	10,000,000	10,047,500
New York Urban Development Corporation Series D (Miscellaneous Revenue, AGC Insured)	5.50	1-1-2019	3,000,000	3,539,490
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2020	1,160,000	1,285,373
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2022	1,350,000	1,479,587
Port Authority New York & New Jersey Special Obligation JFK International Air Terminal (Airport Revenue)	5.00	12-1-2020	5,000,000	5,377,500
Suffolk NY Tobacco Asset Securitization Corporation Tobacco Settlement Series B (Tobacco Revenue)	4.00	6-1-2022	420,000	421,063
Suffolk NY Tobacco Asset Securitization Corporation Tobacco Settlement Series B (Tobacco Revenue)	5.00	6-1-2023	500,000	527,015
Triborough Bridge & Tunnel Authority New York Various Refunding Bond Sub Series AB (Transportation Revenue, AGM Insured, JPMorgan Chase & Company SPA) ø	0.25	1-1-2019	3,515,000	3,515,000
Troy NY Capital Resource Corporation Rensselaer Polytechnic Series B (Education Revenue)	5.00	9-1-2020	1,430,000	1,638,408
Upper Mohawk Valley NY Regional Water Finance Authority Series A (Water & Sewer Revenue, AGM Insured)	5.00	4-1-2018	1,000,000	1,081,370
Utility Debt Securitization Authority New York (Utilities Revenue)	5.00	12-15-2032	1,250,000	1,362,525
Yonkers NY (GO, AGM Insured)	5.00	10-1-2024	1,000,000	1,075,840

				104,043,613

North Carolina: 0.95%
Craven County NC COP (Miscellaneous Revenue, National Insured)	5.00	6-1-2023	4,400,000	5,029,332
Nash NC Health Care System (Health Revenue, AGM Insured)	5.00	11-1-2014	1,600,000	1,656,448
New Hanover County NC Regional Medical Center (Health Revenue)	5.00	10-1-2020	3,400,000	3,800,452
New Hanover County NC Regional Medical Center (Health Revenue)	5.00	10-1-2022	250,000	273,505
New Hanover County NC Regional Medical Center (Health Revenue)	5.00	10-1-2023	1,000,000	1,083,380
North Carolina Medical Care Commission Healthcare Facilities Novant Health Group Series A (Health Revenue, JPMorgan Chase & Company SPA) ø	0.07	11-1-2034	2,500,000	2,500,000
Onslow County NC Limited Obligation Series A (Miscellaneous Revenue)	4.00	6-1-2022	1,065,000	1,134,172
Pitt County NC COP School Facilities Project (Miscellaneous Revenue, National Insured)	5.00	4-1-2023	2,755,000	3,077,941

				18,555,230

16	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

North Dakota: 0.07%
North Dakota Housing Finance Agency Series D (Housing Revenue)	4.50%	1-1-2029	$1,295,000	$1,371,625

Ohio: 0.76%
Akron Bath Copley Joint Township Ohio Hospital District Akron General Health Systems Series A (Health Revenue)	5.00	1-1-2014	930,000	930,000
American Municipal Power Ohio Incorporated Hydroelectric Project Series C (Utilities Revenue)	5.25	2-15-2019	2,570,000	2,934,657
JobsOhio Beverage System Statewide Liquor Profits Senior Lien Series A (Miscellaneous Revenue)	5.00	1-1-2022	2,500,000	2,843,750
Kent University Ohio General Receipts Series B (Education Revenue, AGM Insured)	5.00	5-1-2018	1,165,000	1,336,511
Ohio Building Authority (Miscellaneous Revenue)	5.00	10-1-2024	1,000,000	1,118,630
Ohio Higher Educational Facility (Education Revenue)	5.00	12-1-2020	1,200,000	1,398,048
Ohio State Turnpike Commission Junior Lien Infrastructure Projects Series A-1 (Transportation Revenue)	5.25	2-15-2029	1,000,000	1,083,570
River South Authority Ohio Revenue Lazarus Building Redevelopment Series A (Miscellaneous Revenue)	5.75	12-1-2027	950,000	928,530
Summit County OH Port Authority (Education Revenue)	5.25	1-1-2024	1,000,000	1,088,390
University of Cincinnati OH Receipts Series C (Education Revenue)	5.00	6-1-2021	1,000,000	1,155,720

				14,817,806

Oklahoma: 1.03%
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2018	1,275,000	1,371,989
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2019	1,325,000	1,416,982
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2020	1,375,000	1,456,964
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2022	2,595,000	2,682,322
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2023	1,010,000	1,029,230
Cushing OK Educational Facilities Authority (Miscellaneous Revenue)	5.00	9-1-2022	3,210,000	3,488,692
McGee Creek OK Authority (Water & Sewer Revenue, State Street Bank & Trust Company LOC, National Insured)	6.00	1-1-2023	1,820,000	2,044,133
Muskogee OK Industrial Trust Educational Facilities (Miscellaneous Revenue)	5.00	9-1-2020	1,000,000	1,114,200
Muskogee OK Industrial Trust Educational Facilities (Miscellaneous Revenue)	5.00	9-1-2021	1,000,000	1,103,570
Muskogee OK Industrial Trust Educational Facilities (Miscellaneous Revenue)	5.00	9-1-2022	1,000,000	1,095,840
Oklahoma Development Finance Authority (Miscellaneous Revenue)	4.00	6-1-2023	1,270,000	1,342,060
Tulsa County OK Education Facilities Authority (Miscellaneous Revenue)	4.00	9-1-2022	1,750,000	1,818,373

				19,964,355

Oregon: 0.13%
Medford Oregon Hospital Facilities Authority Revenue (Health Revenue)	5.00	10-1-2020	1,155,000	1,264,471
Medford Oregon Hospital Facilities Authority Revenue (Health Revenue)	5.00	10-1-2021	1,195,000	1,297,734

				2,562,205

Pennsylvania: 6.06%
Adams County PA IDA Gettysburg College Project (Education Revenue)	5.00	8-15-2024	1,500,000	1,613,685
Adams County PA IDA Gettysburg College Project (Education Revenue)	5.00	8-15-2025	1,500,000	1,598,490
Allegheny County PA Hospital Development Authority Series B (Health Revenue, National Insured)	6.00	7-1-2025	2,605,000	3,084,164
Allegheny County PA Series 72 (GO)	5.25	12-1-2033	4,000,000	4,115,080
Allegheny County PA Various Refunding Notes Series C-59B (GO, AGM Insured) ±	0.71	11-1-2026	5,000,000	4,322,350
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue)	1.54	11-1-2039	10,000,000	10,003,300

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Bucks County PA Water & Sewer Authority Water System (Water & Sewer Revenue, AGM Insured)	5.00%	12-1-2026	$2,400,000	$2,603,472
Butler County PA Hospital Authority Series A (Hospital Revenue, Citizens Bank LOC) ø	0.29	10-1-2042	3,960,000	3,960,000
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	5.65	12-15-2017	490,000	515,127
Chester County PA IDA Renaissance Academy Project Series A (Education Revenue)	5.63	10-1-2015	170,000	170,015
Crawford PA Central School District (GO)	5.00	2-1-2018	1,175,000	1,332,250
Dauphin County PA General Authority Office & Parking Riverfront Office Project (Miscellaneous Revenue)	6.00	1-1-2025	3,985,000	3,950,570
Delaware County PA Voctech School Authority (Lease Revenue)	5.25	11-1-2033	2,000,000	2,080,900
Hempfield PA Area School District (GO, AGM Insured)	5.25	3-15-2025	2,075,000	2,282,459
Johnstown PA School District (GO, AGM Insured)	5.00	8-1-2024	2,730,000	2,963,825
Lancaster County PA Solid Waste Management Authority Series A (Resource Recovery Revenue)	5.25	12-15-2028	5,665,000	6,026,200
Lycoming County PA College Authority (Education Revenue)	5.50	7-1-2026	4,000,000	4,381,480
Millcreek Richland Joint Authority Pennsylvania Series B (Water & Sewer Revenue, Radian Insured)	4.70	8-1-2017	565,000	615,240
Northampton County PA General Purpose Hospital Authority St. Luke’s Hospital Project Series C (Health Revenue) ±	4.50	8-15-2032	1,170,000	1,252,485
Pennsylvania Higher Educational Facilities Series LL1 (Education Revenue)	5.00	11-1-2019	880,000	949,546
Pennsylvania Higher Educational Facilities Series LL1 (Education Revenue)	5.00	11-1-2020	590,000	630,397
Pennsylvania Higher Educational Facilities Series LL1 (Education Revenue)	5.00	11-1-2022	1,310,000	1,362,073
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	2.00	5-15-2016	800,000	817,344
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	4.00	5-15-2021	500,000	529,195
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	4.00	5-15-2022	1,000,000	1,039,960
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2018	3,000,000	3,355,830
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2019	1,500,000	1,684,590
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2020	2,000,000	2,237,540
Pennsylvania Public School Building Authority School District Project (Miscellaneous Revenue)	5.00	4-1-2024	1,000,000	1,076,180
Pennsylvania Turnpike Commission Series C (Transportation Revenue) ±	1.09	12-1-2014	5,000,000	5,020,300
Pennsylvania Turnpike Commission Sub Series B (Transportation Revenue)	5.00	6-1-2017	325,000	365,908
Philadelphia PA Authority for Industrial Development (Education Revenue)	7.00	5-1-2026	740,000	750,471
Philadelphia PA Gas Works 8th Series 1998 General Ordinance Series A (Utilities Revenue)	5.00	8-1-2016	1,000,000	1,089,720
Philadelphia PA Gas Works 8th Series 1998 General Ordinance Series A (Utilities Revenue)	5.00	8-1-2015	1,000,000	1,059,600
Philadelphia PA IDA First Philadelphia Charter Series A (Education Revenue)	5.30	8-15-2017	670,000	691,989
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project (Education Revenue)	5.00	5-1-2016	275,000	277,632
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project (Education Revenue)	6.25	5-1-2021	285,000	288,474
Philadelphia PA IDR Master Charter School (Education Revenue)	5.00	8-1-2020	685,000	709,776
Philadelphia PA School District (GO)	5.00	9-1-2021	2,200,000	2,459,820
Philadelphia PA School District Refunding Bond Series C (GO)	5.00	9-1-2018	8,065,000	9,107,966
Philadelphia PA Series A (GO)	5.00	9-15-2021	7,000,000	7,819,490
Pittsburgh PA Series A (GO)	4.00	9-1-2022	1,000,000	1,065,810
Pittsburgh PA Series A (GO)	5.00	9-1-2022	2,060,000	2,354,250
Pittsburgh PA Series A (GO)	5.00	9-1-2023	3,810,000	4,298,633

18	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Pocono Mountain PA School District Series B (GO, AGM Insured)	4.00%	6-15-2021	$6,145,000	$6,521,013
Reading PA School District (GO)	5.00	4-1-2021	3,120,000	3,364,483

				117,799,082

Puerto Rico: 0.28%
Puerto Rico Electric Power Authority Series ZZ (Utilities Revenue)	5.25	7-1-2019	3,075,000	2,452,774
Puerto Rico HFA Subordinated Capital Fund Modernization (Housing Revenue, HUD Insured)	5.50	12-1-2017	2,850,000	2,962,803

				5,415,577

Rhode Island: 0.80%
Providence RI Series A (GO, AGM Insured)	4.00	1-15-2018	2,115,000	2,268,761
Rhode Island & Providence Plantations Series B (Miscellaneous Revenue)	4.00	10-15-2023	1,000,000	1,059,060
Rhode Island & Providence Plantations Series E (Miscellaneous Revenue)	4.00	10-1-2023	1,515,000	1,560,935
Rhode Island Health & Educational Building Corporation (Miscellaneous Revenue, AGM Insured)	5.00	5-15-2020	3,015,000	3,143,017
Rhode Island Health & Educational Building Corporation (Miscellaneous Revenue, AGM Insured)	5.00	5-15-2021	2,670,000	2,762,088
Rhode Island Health & Educational Building Corporation Providence Public Schools Financing Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	5-15-2015	2,060,000	2,162,464
Rhode Island Health & Educational Building Corporation Providence Public Schools Financing Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	5-15-2022	2,425,000	2,556,387

				15,512,712

South Carolina: 0.93%
Berkeley County SC Pollution Control Facilities Generating Company Project (Utilities Revenue)	4.88	10-1-2014	1,000,000	1,024,860
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2014	22,075	22,075
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2015	23,869	21,868
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2016	26,606	22,304
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2017	35,996	27,612
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2018	39,781	27,972
Connector 2000 Association Incorporated CAB Series A1 (Transportation Revenue) ¤	0.00	1-1-2032	1,100,104	206,203
Connector 2000 Association Incorporated CAB Series A1 (Transportation Revenue) ¤	0.00	1-1-2042	1,847,359	149,525
Connector 2000 Association Incorporated CAB Series A1 (Transportation Revenue) ¤	0.00	7-22-2051	2,460,735	72,321
Connector 2000 Association Incorporated CAB Series B1 (Transportation Revenue) ¤	0.00	1-1-2032	499,209	6,904
Connector 2000 Association Incorporated CAB Series B1 (Transportation Revenue) ¤	0.00	7-22-2051	1,669,013	5,157
Lee County SC School Facilities Incorporated Series 2006 (Miscellaneous Revenue, Radian Insured)	6.00	12-1-2016	590,000	654,428
McCormick County SC Health Care Center Project Prerefunded Balance (Health Revenue)	8.00	3-1-2019	1,015,000	1,057,366
Piedmont SC Municipal Power Agency Series A-3 (Utilities Revenue)	5.25	1-1-2019	3,500,000	3,953,880
South Carolina Education Assistance Authority Student Loan Series I (Education Revenue)	5.00	10-1-2024	2,655,000	2,749,624
South Carolina Transportation Infrastructure Series A (Miscellaneous Revenue, Syncora Guarantee Incorporated Insured)	5.00	10-1-2022	6,450,000	7,009,086
South Carolina Transportation Infrastructure Series A (Miscellaneous Revenue, Ambac Insured)	5.25	10-1-2022	1,000,000	1,037,900

				18,049,085

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	19

Security name	Interest rate	Maturity date	Principal	Value

South Dakota: 0.08%
Lower Brule Sioux Tribe South Dakota Series B (GO)	5.25%	5-1-2015	$500,000	$486,685
Rapid City SD Airport Project (Airport Revenue)	6.25	12-1-2026	920,000	985,062

				1,471,747

Tennessee: 1.77%
Shelby County TN Health Educational & Housing Facilities Board Le Bonheur Children’s Medical Center Series D (Health Revenue, National Insured)	5.50	8-15-2019	635,000	721,322
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2024	1,750,000	1,863,190
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2017	2,140,000	2,354,193
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	1,400,000	1,554,154
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2021	4,060,000	4,436,971
Tennessee Energy Acquisition Corporation Series B (Utilities Revenue)	5.63	9-1-2026	7,250,000	7,394,348
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2016	1,820,000	1,946,508
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2018	1,465,000	1,602,065
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2019	8,030,000	8,821,919
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2027	3,660,000	3,705,494

				34,400,164

Texas: 8.75%
Arlington TX Special Obligation Tax Dallas Cowboys Series A (Tax Revenue, National Insured)	5.00	8-15-2034	1,460,000	1,478,732
Austin TX Electric Utilities Systems (Utilities Revenue)	5.00	11-15-2024	1,370,000	1,503,616
Austin TX Refunding Revenue Bond (Utilities Revenue, National Insured)	5.25	5-15-2025	1,400,000	1,606,458
Central Texas Regional Mobility Authority (Transportation Revenue)	5.75	1-1-2019	1,310,000	1,432,197
Dallas-Fort Worth TX International Airport Series A (Airport Revenue)	5.00	11-1-2022	1,230,000	1,342,557
Dallas-Fort Worth TX International Airport Series F (Airport Revenue)	5.25	11-1-2033	4,000,000	4,161,800
Eagle Pass TX International Bridges (Miscellaneous Revenue, Ambac Insured)	5.25	2-15-2014	575,000	577,047
Galveston TX Wharves & Terminal (Airport Revenue)	5.00	2-1-2026	2,000,000	2,069,080
Gulf Coast Texas Waste Disposal Authority (Water & Sewer Revenue, AGM Insured)	5.00	10-1-2020	1,305,000	1,482,323
Harris County TX Flood Control District (GO)	5.00	10-1-2023	530,000	601,730
Harris County TX Toll Road Project Series C (GO, AGM Insured)	5.25	8-15-2027	4,000,000	4,600,720
Houston TX Airport Senior Lien Series A (Airport Revenue)	5.00	7-1-2025	1,000,000	1,079,030
Houston TX Higher Education Financial Corporation Series A (Education Revenue)	4.00	2-15-2022	1,050,000	1,021,535
Houston TX Independent School District Limited Tax (GO)	4.25	2-15-2021	5,000,000	5,371,500
Houston TX Utilities Systems Series A (Water & Sewer Revenue)	5.25	11-15-2031	3,000,000	3,235,680
Lower Colorado River Texas Authority (Utilities Revenue)	5.50	5-15-2031	2,500,000	2,683,375
Lubbock TX Electric Light & Power System Revenue (Utilities Revenue)	4.00	4-15-2014	20,000	20,217
Midtown TX RDA (Tax Revenue, Ambac Insured)	5.00	1-1-2020	1,495,000	1,531,687
Midtown TX RDA (Tax Revenue)	5.25	1-1-2027	1,880,000	1,991,973
Midtown TX RDA (Tax Revenue)	5.25	1-1-2029	2,390,000	2,490,906
Midtown TX RDA (Tax Revenue)	5.25	1-1-2030	1,500,000	1,553,295
Midtown TX RDA (Tax Revenue)	5.25	1-1-2031	1,000,000	1,027,420
North Harris County TX Regional Water Authority Senior Lien (Water Revenue)	5.00	12-15-2029	1,215,000	1,285,045
North Harris County TX Regional Water Authority Senior Lien (Water Revenue)	5.00	12-15-2030	5,410,000	5,684,828
North Texas Health Facilities Development Corporation United Regional Health Care System (Health Revenue, AGM Insured)	5.00	9-1-2016	1,135,000	1,249,930
North Texas Higher Education Authority Incoming Student Loan Series A-2 (Education Revenue) ±	1.15	7-1-2030	10,115,000	10,130,779
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series A (Resource Recovery Revenue) ø	0.65	12-1-2039	19,000,000	19,000,000

20	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
Round Rock TX Transportation Systems Development Corporation (Tax Revenue, National Insured)	4.50%	8-15-2020	$1,000,000	$1,027,870
Texas Municipal Gas Acquisition & Supply Corporation (Utilities Revenue)	5.00	12-15-2028	3,000,000	2,938,080
Texas Municipal Gas Acquisition & Supply Corporation II Series A (Utilities Revenue) ±	0.86	9-15-2017	4,250,000	4,197,088
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2021	3,945,000	4,209,867
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2023	7,925,000	8,179,710
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue) ±	0.51	9-15-2017	6,585,000	6,564,784
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue)	5.00	12-15-2022	8,000,000	8,347,520
Texas Municipal Gas Acquisition & Supply Corporation Series D (Utilities Revenue)	6.25	12-15-2026	18,575,000	21,090,612
Texas PFA Charter School Revenue Kipp Incorporated Series A (Education Revenue, ACA Insured)	4.50	2-15-2016	855,000	857,462
Texas PFA Cosmos Foundation Series A (Education Revenue)	5.00	2-15-2018	645,000	660,693
Texas Private Activity Bond Surface Transportation Corporation Project (Transportation Revenue)	7.50	6-30-2032	2,000,000	2,233,480
Texas Private Activity Bond Surface Transportation Corporation Project (Transportation Revenue)	7.50	6-30-2033	2,000,000	2,227,680
Texas Private Activity Bond Surface Transportation Corporation Senior Lien Note Mobility (Transportation Revenue)	7.50	12-31-2031	3,500,000	3,881,885
Texas SA Energy Acquisition Public Facility Corporation (Utilities Revenue)	5.25	8-1-2016	1,210,000	1,308,470
Texas SA Energy Acquisition Public Facility Corporation Gas Supply (Utilities Revenue)	5.50	8-1-2019	1,450,000	1,641,922
Texas Woman’s University Financing System (Education Revenue)	4.00	7-1-2020	1,000,000	1,088,870
Texas Woman’s University Financing System (Education Revenue)	4.00	7-1-2022	1,670,000	1,759,095
Tomball TX Independent School District Refunding Balance School Building (GO, Permanent School Fund Insured) ¤	0.00	2-15-2015	825,000	821,997
University of Houston Texas (Education Revenue)	5.00	2-15-2024	2,700,000	2,973,267
University of Houston Texas Series A (Education Revenue)	5.00	2-15-2026	1,655,000	1,817,769
University of Houston Texas Series B (Education Revenue)	5.25	7-1-2026	4,375,000	5,188,881
Waco TX Educational Finance Corporation Baylor University Series A (Education Revenue, JPMorgan Chase Bank SPA) ø	0.28	2-1-2032	5,750,000	5,750,000
Waco TX Health Facilities Development Corporation Hillcrest System Project Series A (Health Revenue, National/FHA Insured)	5.00	8-1-2016	920,000	1,023,813

				170,004,275

Utah: 0.09%
Utah County UT Lakeview Academy Series A (Education Revenue)	5.35	7-15-2017	550,000	571,654
Utah County UT Lincoln Academy Series A (Education Revenue) 144A	5.45	6-15-2017	250,000	255,350
West Valley City UT Charter School Monticello Academy (Education Revenue) 144A	6.38	6-1-2037	940,000	858,201

				1,685,205

Virgin Islands: 1.78%
Virgin Islands PFA (Tax Revenue)	5.25	10-1-2029	3,040,000	3,048,299
Virgin Islands PFA (Miscellaneous Revenue)	6.75	10-1-2019	3,000,000	3,306,450
Virgin Islands PFA Matching Fund Loan Notes Diageo Series A (Miscellaneous Revenue)	6.00	10-1-2014	265,000	271,246
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series 2009B (Miscellaneous Revenue)	5.00	10-1-2025	6,500,000	6,709,950
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series 2010A (Tax Revenue)	5.00	10-1-2025	5,000,000	5,185,800
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series 2013B (Miscellaneous Revenue)	5.00	10-1-2024	6,000,000	6,321,120

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	21

Security name	Interest rate	Maturity date	Principal	Value

Virgin Islands (continued)
Virgin Islands PFA Series A (Tax Revenue)	5.00%	10-1-2024	$4,010,000	$4,224,615
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-2017	5,000,000	5,454,850

				34,522,330

Virginia: 0.39%
Albemarle County VA IDR Jefferson Scholars Foundation Project (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.24	10-1-2037	5,000,000	5,000,000
Marquis VA CDA CAB Series C (Tax Revenue) ¤(i)	0.00	9-1-2041	1,772,000	169,651
Marquis VA CDA Series B (Tax Revenue) (i)	5.63	9-1-2041	1,274,000	1,007,951
Reynolds Crossing VA CDA Reynolds Crossing Project (Miscellaneous Revenue)	5.10	3-1-2021	354,000	356,765
Virginia State College Building Authority Regent University Project (Education Revenue)	5.00	6-1-2015	210,000	220,683
Watkins Centre VA CDA (Miscellaneous Revenue)	5.40	3-1-2020	899,000	881,865

				7,636,915

Washington: 1.23%
Goat Hill Properties WA Government Office Building Project (Miscellaneous Revenue, National Insured)	5.00	12-1-2021	1,410,000	1,470,616
Grant County WA Public Utility District # 2 Priest Rapids Series A (Utilities Revenue, National Insured)	5.00	1-1-2023	345,000	374,197
Lewis County WA Public Utility District Refunding (Utilities Revenue)	5.25	4-1-2032	6,115,000	6,603,650
Port of Seattle WA Intermediate Lien Series A (Airport Revenue, National Insured)	5.00	3-1-2028	7,475,000	7,713,976
Spokane WA Public Facilities District Series B (Tax Revenue)	5.00	12-1-2022	1,200,000	1,361,472
TES Properties Washington (Miscellaneous Revenue)	5.00	12-1-2024	1,480,000	1,578,020
TES Properties Washington (Miscellaneous Revenue)	5.50	12-1-2029	1,400,000	1,481,746
Washington EDFA (Education Revenue) %%	5.00	6-1-2028	1,000,000	1,084,480
Washington HEFAR Pacific Lutheran University (Education Revenue, Radian Insured)	5.00	11-1-2014	1,105,000	1,139,907
Washington HEFAR Whitworth University Project (Education Revenue, U.S. Bank NA Insured)	5.00	10-1-2015	1,010,000	1,071,711

				23,879,775

West Virginia: 0.09%
West Virginia School Building Authority (Miscellaneous Revenue)	5.25	7-1-2020	1,100,000	1,244,276
West Virginia School Building Authority Series A (Miscellaneous Revenue)	5.00	7-1-2022	500,000	571,935

				1,816,211

Wisconsin: 0.77%
Kenosha WI Unified School District #1 Series A (GO)	4.50	4-1-2015	1,620,000	1,699,591
Milwaukee County WI Series A (Airport Revenue)	5.00	12-1-2021	1,315,000	1,476,272
Wisconsin HEFA Bellin Memorial Hospital (Health Revenue, Ambac Insured)	5.50	2-15-2019	1,000,000	1,077,010
Wisconsin HEFA Mercy Alliance Incorporated Project Series A (Health Revenue)	5.00	6-1-2019	2,545,000	2,670,010
Wisconsin HEFA Series A (Health Revenue)	5.00	7-15-2021	3,500,000	3,828,475
Wisconsin HEFA Series E (Housing Revenue)	4.15	5-1-2015	210,000	218,978
Wisconsin HEFA Series M (Health Revenue, National Insured) ±(m)(n)	0.18	6-1-2019	2,650,000	2,550,625
Wiscosin PFA Charter School Voyager Foundation Incorporate Project Series A (Education Revenue)	6.00	10-1-2032	1,475,000	1,349,335

				14,870,296

Total Municipal Obligations (Cost $1,881,224,271)				1,912,708,608

22	Wells Fargo Advantage Intermediate Tax/AMT-Free Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Yield	Shares	Value

Short-Term Investments: 0.62%

Investment Companies : 0.62%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)##	0.01%	12,058,160	$12,058,160

Total Short-Term Investments (Cost $12,058,160)			12,058,160

Total investments in securities (Cost $1,893,282,431) *	99.08%	1,924,766,768
Other assets and liabilities, net	0.92	17,872,445

Total net assets	100.00%	$1,942,639,213

±	Variable rate investment. The rate shown is the rate in effect at period end.

¤	Security issued in zero coupon form with no periodic interest payments.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

%%	Security issued on a when-issued basis.

##	All or a portion of this security has been segregated for when-issued.

(i)	Illiquid security

(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $1,893,277,374 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$53,623,389
Gross unrealized depreciation	(22,133,995)

Net unrealized appreciation	$31,489,394

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Municipal Bond Fund	1

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 98.87%

Alabama: 0.37%
Jefferson County AL Limited Obligation School District Series A (Tax Revenue)	5.25%	1-1-2020	$3,000,000	$2,991,780
Jefferson County AL Limited Obligation Series A (Tax Revenue, AGM Insured)	5.25	1-1-2018	775,000	776,256
Jefferson County AL Sewer Revenue Warrants Series B (Water & Sewer Revenue) ¤	0.00	10-1-2025	210,000	110,059
Jefferson County AL Sewer Revenue Warrants Series B (Water & Sewer Revenue) ¤	0.00	10-1-2026	1,000,000	477,640
Jefferson County AL Sewer Revenue Warrants Series B (Water & Sewer Revenue) ¤	0.00	10-1-2027	1,400,000	620,606
Jefferson County AL Sewer Revenue Warrants Series B (Water & Sewer Revenue) ¤	0.00	10-1-2029	2,000,000	758,120
Jefferson County AL Sewer Revenue Warrants Series B (Water & Sewer Revenue) ¤	0.00	10-1-2032	2,000,000	602,220
Jefferson County AL Sewer Revenue Warrants Series B (Water & Sewer Revenue) ¤	0.00	10-1-2033	2,000,000	564,880
Jefferson County AL Sewer Revenue Warrants Series B (Water & Sewer Revenue) ¤	0.00	10-1-2034	4,000,000	1,045,960
Jefferson County AL Sewer Revenue Warrants Series B (Water & Sewer Revenue) ¤	0.00	10-1-2035	5,000,000	1,225,600
Jefferson County AL Sewer Revenue Warrants Series B (Water & Sewer Revenue) ¤	0.00	10-1-2036	4,000,000	919,120

				10,092,241

Alaska: 0.11%
Alaska Industrial Development & Export Authority Lake Dorothy Hydro-Electric Project (Utilities Revenue, Ambac Insured)	5.25	12-1-2021	3,000,000	3,009,600

Arizona: 0.98%
Arizona School Facilities Board Revenue Refunding State School Trust (Miscellaneous Revenue, Ambac Insured)	5.00	7-1-2017	1,890,000	2,092,230
Arizona School Facilities Board State School Trust (Miscellaneous Revenue, Ambac Insured)	5.00	7-1-2018	190,000	212,675
Pima County AZ IDA Acclaim Charter School Project (Education Revenue)	5.60	12-1-2016	375,000	382,834
Pima County AZ IDA Global Water Resources LLC Project (Water & Sewer Revenue)	5.45	12-1-2017	100,000	99,571
Pima County AZ IDA Series A (Education Revenue)	7.75	7-1-2035	7,515,000	7,755,705
Salt Verde AZ Financial Corporation (Utilities Revenue)	5.00	12-1-2032	75,000	72,852
Salt Verde AZ Financial Corporation (Utilities Revenue)	5.00	12-1-2037	1,575,000	1,509,228
Salt Verde AZ Financial Corporation (Utilities Revenue) 144A	5.50	12-1-2037	7,500,000	6,950,475
Salt Verde AZ Financial Corporation Project (Utilities Revenue)	5.25	12-1-2026	4,490,000	4,746,693
Tempe AZ IDA Friendship Village Project Series A (Health Revenue)	5.25	12-1-2020	1,000,000	1,029,760
Tempe AZ IDA Friendship Village Project Series A (Health Revenue)	5.38	12-1-2021	1,000,000	1,017,680
Tempe AZ IDA Friendship Village Project Series A (Health Revenue)	5.50	12-1-2022	1,000,000	1,014,040

				26,883,743

California: 14.42%
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2020	10,490,000	8,335,459
Alameda County CA COP (Miscellaneous Revenue, National Insured) ¤	0.00	6-15-2019	1,400,000	1,072,750
Alhambra CA Unified School District CAB Election of 2008 Series B (GO, AGM Insured) ¤	0.00	8-1-2031	2,175,000	833,504
Alhambra CA Unified School District CAB Election of 2008 Series B (GO, AGM Insured) ¤	0.00	8-1-2032	3,795,000	1,358,344
Alhambra CA Unified School District CAB Election of 2008 Series B (GO, AGM Insured) ¤	0.00	8-1-2034	5,000,000	1,553,600
Alhambra CA Unified School District CAB Election of 2008 Series B (GO, AGM Insured) ¤	0.00	8-1-2035	6,700,000	1,934,223
Alhambra CA Unified School District CAB Series B (GO, AGM Insured) ¤	0.00	8-1-2031	7,500,000	2,903,775
Bass Lake CA Unified Elementary School District CAB (GO, AGM Insured) ¤	0.00	8-1-2037	1,305,000	329,669
Bass Lake CA Unified Elementary School District CAB (GO, AGM Insured) ¤	0.00	8-1-2038	1,900,000	448,476

2	Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Bass Lake CA Unified Elementary School District CAB (GO, AGM Insured) ¤	0.00%	8-1-2039	$2,005,000	$440,759
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations Odd Fellows Home Project Series A (Health Revenue)	5.00	4-1-2024	1,000,000	1,073,030
California Foothill/Eastern Transportation Corridor Agency (Transportation Revenue) ¤	0.00	1-15-2032	30,000,000	10,247,100
California Foothill/Eastern Transportation Corridor Agency (Transportation Revenue, National Insured) ¤	0.00	1-15-2018	2,400,000	1,924,512
California Foothill/Eastern Transportation Corridor Agency (Transportation Revenue, National Insured) ¤	0.00	1-15-2031	12,150,000	4,413,609
California Foothill/Eastern Transportation Corridor Agency (Transportation Revenue) ¤	0.00	1-15-2036	10,000,000	2,677,900
California Foothill/Eastern Transportation Corridor Agency CAB Series A (Transportation Revenue) %%¤	0.00	1-15-2022	9,255,000	6,515,242
California Foothill/Eastern Transportation Corridor Agency CAB Series A (Transportation Revenue) %%¤	0.00	1-15-2023	12,695,000	8,376,923
California Foothill/Eastern Transportation Corridor Agency CAB Series A (Transportation Revenue) %%¤	0.00	1-15-2024	2,000,000	1,244,280
California Foothill/Eastern Transportation Corridor Agency CAB Series A (Transportation Revenue) %%¤	0.00	1-15-2036	19,000,000	4,832,080
California HFFA Community Program for Persons with Developmental Disabilities Series A (Miscellaneous Revenue)	6.25	2-1-2026	2,400,000	2,692,008
California HFFA Providence Health Services Series C (Health Revenue) 144A(h)	6.50	10-1-2016	10,050,000	11,458,508
California Municipal Finance Authority Charter School Revenue Albert Einstein Academies Project Series A (Miscellaneous Revenue)	7.13	8-1-2043	2,230,000	2,229,130
California PCFA Water Furnishing Bonds Poseidon Resources Desalination Project (IDR) 144A	5.00	11-21-2045	16,500,000	13,169,805
California Pollution Control Financing Waste Management Incorporated Project Series A-2 (Resource Recovery Revenue)	5.40	4-1-2025	1,240,000	1,272,835
California Public Works Board Judicial Council Project Series A (Miscellaneous Revenue)	5.00	3-1-2031	3,260,000	3,361,353
California Public Works Department of General Services Buildings 8 & 9A (Miscellaneous Revenue)	6.25	4-1-2034	4,000,000	4,510,360
California Statewide CDA Catholic Health Care West Series D (Health Revenue)	5.50	7-1-2031	1,690,000	1,791,856
California Statewide CDA School Facility Aspire Public Schools (Education Revenue)	5.00	7-1-2020	990,000	981,347
California Statewide CDA Sutter Health Series A (Health Revenue)	6.00	8-15-2042	4,900,000	5,480,062
Cerritos CA Community College District CAB Election of 2004 Series D (GO) ¤	0.00	8-1-2024	750,000	481,163
Cerritos CA Community College District CAB Election of 2004 Series D (GO) ¤	0.00	8-1-2027	1,000,000	521,040
Cerritos CA Community College District CAB Election of 2004 Series D (GO) ¤	0.00	8-1-2028	1,040,000	501,405
Clovis CA Unified School District CAB Election of 2001 Series B (GO, National Insured) ¤	0.00	8-1-2025	535,000	317,319
Colton CA Unified School District CAB Series B (GO, AGM Insured) ¤	0.00	8-1-2031	1,000,000	379,950
Colton CA Unified School District CAB Series B (GO, AGM Insured) ¤	0.00	8-1-2032	1,000,000	354,070
Colton CA Unified School District CAB Series B (GO, AGM Insured) ¤	0.00	8-1-2033	1,000,000	325,770
Colton CA Unified School District CAB Series B (GO, AGM Insured) ¤	0.00	8-1-2037	15,000,000	3,772,050
Compton CA Community College District CAB Election of 2002 Series C (GO) ¤	0.00	8-1-2032	2,515,000	821,877
Compton CA Community College District CAB Election of 2002 Series C (GO) ¤	0.00	8-1-2033	2,000,000	603,820
Compton CA Community College District CAB Election of 2002 Series C (GO) ¤	0.00	8-1-2036	510,000	125,435
Corona-Norca CA Unified School District Election of 2006 CAB Series C (GO, AGM Insured) ±	0.00	8-1-2039	2,920,000	2,610,246
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2028	1,165,000	552,350
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2029	1,500,000	669,660

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Municipal Bond Fund	3

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00%	6-1-2030	$2,000,000	$833,940
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2031	2,000,000	781,340
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2032	1,660,000	606,332
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2033	1,230,000	418,520
El Monte CA Union High School District CAB Election of 2008 (GO, AGM Insured) ¤	0.00	6-1-2034	1,615,000	513,683
Escondido CA Unified School District CAB Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2027	1,000,000	517,600
Escondido CA Unified School District Election of 2008 CAB Series A (GO, AGM Insured) ¤	0.00	8-1-2029	5,340,000	2,428,792
Foothill/Eastern Transportation Corridor Agency California Toll Road Redevelopment (Transportation Revenue) ¤	0.00	1-15-2034	10,000,000	3,024,800
Gilroy CA Unified School District CAB Series A (GO, AGM Insured) ¤	0.00	8-1-2032	3,330,000	1,191,907
Gilroy CA Unified School District Refunding CAB Series A (GO, AGM Insured) ¤	0.00	8-1-2032	6,470,000	3,026,795
Golden State Tobacco Securitization Corporate California Tobacco Settlement Revenue Series A (Miscellaneous Revenue)	5.00	6-1-2030	970,000	987,460
Golden State Tobacco Securitization Corporate California Tobacco Settlement Revenue Series A (Tobacco Revenue)	5.00	6-1-2045	5,590,000	5,245,265
Grossmont CA Union High School District CAB Election of 2004 (GO) ¤	0.00	8-1-2024	3,810,000	2,482,596
Grossmont CA Union High School District CAB Election of 2004 (GO) ¤	0.00	8-1-2025	2,060,000	1,264,078
Grossmont CA Union High School District CAB Election of 2004 (GO) ¤	0.00	8-1-2027	4,955,000	2,637,150
Hawthorne CA School District CAB Series C (GO, National Insured) ¤	0.00	11-1-2025	1,265,000	676,737
Inland Valley CA Development Agency Series A (Tax Revenue) ±	4.00	3-1-2041	950,000	955,282
Little Lake CA City School District CAB Series D (GO) ¤	0.00	7-1-2027	115,000	59,158
Long Beach CA Bond Financing Authority Natural Gas Purchase LIBOR Index Series B (Utilities Revenue) ±	1.61	11-15-2027	7,500,000	6,041,550
Long Beach CA Bond Financing Authority Series A (Utilities Revenue)	5.50	11-15-2032	4,990,000	5,180,568
M-S-R Energy Authority California Gas Series B (Utilities Revenue)	6.13	11-1-2029	30,275,000	33,586,177
M-S-R Energy Authority California Gas Series B (Utilities Revenue)	6.50	11-1-2039	2,700,000	3,178,440
M-S-R Energy Authority California Gas Series C (Utilities Revenue)	6.13	11-1-2029	1,000,000	1,109,370
M-S-R Energy Authority California Gas Series C (Utilities Revenue)	7.00	11-1-2034	7,255,000	8,915,960
Merced CA City School District CAB (GO, National Insured) ¤	0.00	8-1-2024	1,375,000	842,848
Modesto CA High School District CAB Series A (GO, National Insured) ¤	0.00	8-1-2024	2,215,000	1,400,567
Montebello CA Unified School District CAB Election of 1998 (GO, National Insured) ¤	0.00	8-1-2024	1,130,000	675,695
Montebello CA Unified School District CAB Election of 1998 (GO, National Insured) ¤	0.00	8-1-2025	2,335,000	1,291,769
Montebello CA Unified School District CAB Election of 1998 (GO, National Insured) ¤	0.00	8-1-2027	2,775,000	1,323,148
Morongo Band of Mission Indians California Enterprise Casino Series B (Miscellaneous Revenue) 144A	6.50	3-1-2028	2,000,000	2,172,820
Newark CA Unified School District CAB Election of 1997 Series D (GO, AGM Insured) ¤	0.00	8-1-2026	1,770,000	941,233
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.80	7-1-2019	9,865,000	9,033,972
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.89	7-1-2027	39,160,000	31,373,817
Oak Grove CA School District CAB Series A (GO) ¤	0.00	8-1-2027	6,250,000	3,235,000
Oak Grove CA School District CAB Series A (GO) ¤	0.00	8-1-2029	6,650,000	3,024,620
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO)	6.13	8-1-2029	5,000,000	5,315,850
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO)	6.50	8-1-2024	1,000,000	1,114,030
Oakland CA Unified School District Election of 2012 (GO)	6.63	8-1-2038	5,000,000	5,412,250
Ontario Montclair CA School District CAB (GO, AGM Insured) ¤	0.00	8-1-2028	1,500,000	710,940
Ontario Montclair CA School District CAB (GO, AGM Insured) ¤	0.00	8-1-2030	2,000,000	821,240
Palomar CA College District CAB Election of 2006 Series B (GO) ¤	0.00	8-1-2025	2,000,000	1,206,580
Palomar CA College District CAB Election of 2006 Series B (GO) ¤	0.00	8-1-2027	1,720,000	890,272
Palomar CA College District CAB Election of 2006 Series B (GO) ¤	0.00	8-1-2028	2,420,000	1,178,395

4	Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Palomar CA College District CAB Election of 2006 Series B (GO) ¤	0.00%	8-1-2029	$3,345,000	$1,521,406
Palomar CA College District CAB Election of 2006 Series B (GO) ¤	0.00	8-1-2032	1,740,000	643,400
Paramount CA RDA Project Area 1 (Tax Revenue, National Insured) ¤	0.00	8-1-2026	9,500,000	4,441,155
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2027	2,095,000	1,059,588
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2028	4,450,000	2,117,488
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2029	4,520,000	1,982,065
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2030	6,725,000	2,766,732
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2031	2,185,000	839,586
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2032	2,000,000	733,080
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2033	4,295,000	1,462,619
Port Hueneme CA Redevelopment Agency Central Community Project (Tax Revenue, Ambac Insured)	5.50	5-1-2014	320,000	321,347
Porterville CA Unified School Facilities Improvement District CAB Election of 2002 Series A (GO, National Insured) ¤	0.00	8-1-2025	1,445,000	787,395
Rialto CA Unified School District CAB Series A (GO, National Insured) ¤	0.00	6-1-2025	10,535,000	5,798,569
Richmond CA Joint Powers Financing Authority Civic Center Project Series A (Miscellaneous Revenue, AGM Insured)	5.88	8-1-2037	2,175,000	2,297,496
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue)	6.25	7-1-2024	5,420,000	5,997,122
San Bernardino CA Unified School District CAB Series D (GO, AGM Insured) ¤	0.00	8-1-2035	5,900,000	1,657,428
San Bernardino CA Unified School District CAB Series D (GO, AGM Insured) ¤	0.00	8-1-2036	5,000,000	1,319,900
San Bernardino CA Unified School District Election of 2012 Series A (GO, AGM Insured)	5.00	8-1-2031	1,100,000	1,125,179
San Bernardino CA Unified School District Series A (GO, AGM Insured)	5.00	8-1-2026	1,100,000	1,184,018
San Bernardino CA Unified School District Series A (GO, AGM Insured)	5.00	8-1-2028	1,250,000	1,309,075
San Buenaventura CA Community Mental Health System (Health Revenue)	6.00	12-1-2019	1,040,000	1,125,810
San Buenaventura CA Community Mental Health System (Health Revenue)	6.25	12-1-2020	2,000,000	2,199,740
San Buenaventura CA Community Mental Health System (Health Revenue)	6.50	12-1-2021	2,585,000	2,884,989
San Buenaventura CA Community Mental Health System (Health Revenue)	6.50	12-1-2022	2,500,000	2,764,050
San Diego CA Community College Election of 2002 (GO)	5.00	8-1-2030	6,000,000	6,548,400
San Diego CA Unified School District CAB Series A (GO) ¤	0.00	7-1-2030	3,085,000	1,381,216
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	7-1-2031	2,000,000	820,040
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	7-1-2032	1,500,000	557,220
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	7-1-2033	1,000,000	346,490
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	7-1-2034	2,000,000	648,500
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	7-1-2035	1,500,000	459,420
San Francisco CA Bay Area Toll Authority Series A (Transportation Revenue) ±	1.31	4-1-2036	28,000,000	27,860,560
Santa Ana CA Finance Authority Police Administrative & Holding Facilities Project Series A (Miscellaneous Revenue, National Insured)	6.25	7-1-2015	300,000	319,671
Santa Ana CA Unified School District CAB Election of 1999 Series B (GO, National Insured) ¤	0.00	8-1-2026	2,515,000	1,384,457
Southern California Public Power Authority Natural Gas Project #1 Series A (Utilities Revenue) ±	1.63	11-1-2038	6,000,000	4,308,180
Stockton CA Unified School District Election of 2008 Series D (GO, AGM Insured) ¤	0.00	8-1-2036	6,420,000	1,597,360
Student Education Loan Marketing Corporation California Series IV D1 (Education Revenue)	5.88	1-1-2018	2,975,000	2,975,000
Sylvan CA Unified School District CAB (GO, AGM Insured) ¤	0.00	8-1-2037	1,085,000	274,093
Tahoe-Truckee CA Unified School District CAB #2-A (GO, National Insured) ¤	0.00	8-1-2024	2,965,000	1,855,497
Union Elementary School District California CAB Series A (GO, National Insured) ¤	0.00	9-1-2024	2,800,000	1,788,472
Upland CA Unified School District CAB Election of 2008 Series C (GO) ¤	0.00	8-1-2032	3,000,000	1,062,210

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Municipal Bond Fund	5

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
West Contra Costa CA Unified School District 2005 CAB Series C (GO, AGM Insured) ¤	0.00%	8-1-2029	$3,000,000	$1,301,760
West Contra Costa CA Unified School District 2005 CAB Series D-2 (GO, AGM Insured) ¤	0.00	8-1-2036	20,700,000	5,399,388
West Contra Costa CA Unified School District 2005 Series C-1 (GO, AGM Insured) ¤	0.00	8-1-2028	6,355,000	3,012,016
West Contra Costa CA Unified School District 2005 Series C-1 (GO, AGM Insured) ¤	0.00	8-1-2029	1,690,000	747,943
West Contra Costa CA Unified School District 2005 Series C-1 (GO, AGM Insured) ¤	0.00	8-1-2032	10,000,000	3,579,300
Wiseburn CA School District CAB Election of 2010 Series B (GO, AGM Insured) ¤	0.00	8-1-2034	2,000,000	630,220

				394,323,850

Colorado: 2.88%
Colorado E-470 Public Highway Authority CAB Series B (Transportation Revenue, National Insured) ¤	0.00	9-1-2020	9,860,000	7,678,179
Colorado E-470 Public Highway Authority CAB Series B (Transportation Revenue, National Insured) ¤	0.00	9-1-2022	4,500,000	3,085,965
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.13	12-1-2033	2,200,000	2,405,678
Colorado ECFA Charter School Banning Lewis (Education Revenue) 144A	6.13	12-15-2035	4,125,000	3,766,001
Colorado ECFA Charter School Community Leadership (Education Revenue)	5.75	7-1-2019	1,025,000	1,038,346
Colorado ECFA Charter School Monument Academy Project Series A (Education Revenue)	5.50	10-1-2017	230,000	238,963
Colorado ECFA Charter School Monument Academy Project Series A (Education Revenue)	7.25	10-1-2039	500,000	525,330
Colorado ECFA Community Leadership Academy Incorporated Second Campus Project (Education Revenue)	7.00	8-1-2033	1,330,000	1,344,670
Colorado ECFA Rocky Mountain Classical Academy Project Series A (Education Revenue)	7.50	9-1-2033	5,015,000	4,854,370
Colorado ECFA Rocky Mountain Classical Academy Project Series A (Education Revenue)	8.00	9-1-2043	5,930,000	5,784,774
Colorado ECFA Rocky Mountain Classical Academy Project Series A (Education Revenue)	8.13	9-1-2048	3,795,000	3,710,637
Colorado ECFA Twin Peaks Charter Academy (Miscellaneous Revenue)	6.50	3-15-2043	1,290,000	1,350,024
Colorado ECFA Union Colony Charter School Project (Education Revenue) 144A	5.75	12-1-2037	4,035,000	3,367,813
Colorado Health Facilities Authority Catholic Health Initiatives Series D1 (Health Revenue)	6.25	10-1-2033	4,000,000	4,437,080
Colorado PFA Charter School Highline Academy Project (Education Revenue)	6.25	12-15-2020	440,000	469,040
Colorado PFA Charter School Highline Academy Project (Education Revenue)	6.75	12-15-2025	455,000	478,505
Colorado PFA Charter School Highline Academy Project (Education Revenue)	7.38	12-15-2040	4,010,000	4,253,648
Colorado Public Authority for Energy Natural Gas Purchase Project (Utilities Revenue)	5.75	11-15-2018	1,830,000	2,012,671
Denver CO Health & Hospital Authority Health Care Series A (Health Revenue)	5.00	12-1-2017	3,655,000	3,956,501
Denver CO Health & Hospital Authority Health Care Series A (Health Revenue)	5.00	12-1-2020	3,730,000	3,902,550
Eagle County CO Airport Terminal Corporation Airport Terminal Improvement Project Series A (Airport Revenue)	5.15	5-1-2017	1,365,000	1,392,245
Eagle County CO Airport Terminal Corporation Airport Terminal Improvement Project Series B (Airport Revenue)	5.05	5-1-2015	210,000	212,988
Eagle County CO Airport Terminal Corporation Airport Terminal Improvement Project Series B (Airport Revenue)	5.25	5-1-2020	290,000	296,229
Public Authority for Colorado Energy (Utilities Revenue)	6.13	11-15-2023	5,237,000	6,051,720
Regional Transportation District of Colorado COP Series A (Miscellaneous Revenue)	5.00	6-1-2023	5,500,000	6,126,945
University of Colorado Hospital Authority Series A (Health Revenue)	5.00	11-15-2036	6,000,000	6,029,520

				78,770,392

6	Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Connecticut: 0.78%
Connecticut HEFA Eastern Connecticut Health Network Series A (Health Revenue, Radian Insured)	6.38%	7-1-2016	$700,000	$702,072
Connecticut HFA Special Needs Housing Series 2 (Health Revenue, Ambac Insured)	5.25	6-15-2022	1,840,000	1,846,072
Connecticut Series A (Miscellaneous Revenue) ±	1.16	4-15-2019	4,050,000	4,118,688
Connecticut Series A (Miscellaneous Revenue) ±	1.31	4-15-2020	5,900,000	6,027,499
Eastern Connecticut Resource Recovery Authority Solid Waste Wheelabrator Lisbon Incorporated Project Series A (Resource Recovery Revenue)	5.50	1-1-2014	1,975,000	1,975,000
Eastern Connecticut Resource Recovery Authority Solid Waste Wheelabrator Lisbon Incorporated Project Series A (Resource Recovery Revenue)	5.50	1-1-2015	5,235,000	5,239,554
Hamden CT BAN (GO)	5.00	8-15-2026	1,235,000	1,298,183
New Haven CT Escrowed to Maturity Series C (GO, National Insured)	5.00	11-1-2019	5,000	5,209

				21,212,277

Delaware: 0.08%
Kent County DE Charter School Incorporated Project (Education Revenue)	7.38	5-1-2037	2,110,000	2,287,641

District of Columbia: 0.28%
District of Columbia Cesar Chavez Public Charter School (Education Revenue)	6.50	11-15-2021	5,170,000	5,459,106
District of Columbia Water & Sewer Authority Public Utilities Series A (Water & Sewer Revenue)	6.00	10-1-2035	2,000,000	2,220,860

				7,679,966

Florida: 3.81%
Broward County FL Professional Sports Facilities Project Series A (Tax Revenue, Ambac Insured)	5.00	9-1-2021	2,200,000	2,379,762
Championsgate FL Community Development District Capital Improvement Series A (Miscellaneous Revenue)	6.25	5-1-2020	1,715,000	1,595,207
CityPlace FL Community Development District (Miscellaneous Revenue)	5.00	5-1-2022	1,000,000	1,081,050
CityPlace FL Community Development District (Miscellaneous Revenue)	5.00	5-1-2026	2,000,000	2,077,780
Collier County FL School Board Refunding COP (Miscellaneous Revenue, AGM Insured)	5.25	2-15-2021	1,000,000	1,142,880
Daytona Beach FL Refunding & Improvement Project (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2031	1,155,000	1,194,940
Daytona Beach FL Refunding & Improvement Project (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2032	1,465,000	1,505,976
Florida Development Finance Corporation Renaissance Charter School Project Series A (Education Revenue)	5.50	6-15-2022	1,240,000	1,186,643
Florida Development Finance Corporation Renaissance Charter School Project Series A (Education Revenue)	6.00	9-15-2040	6,640,000	5,974,008
Florida Development Financial Corporation Educational Facilities Revenue Renaissance Charter School Projects Series A (Education Revenue)	8.50	6-15-2044	13,290,000	13,041,078
Florida Housing Finance Corporation Journet Place Apartments Series 1 (Housing Revenue)	7.60	12-15-2047	820,000	883,878
Florida Housing Finance Corporation Villa Capri Phase III (Housing Revenue)	7.60	12-15-2042	2,795,000	2,879,772
Gulf Breeze FL Miami Beach Local Government Series B (Miscellaneous Revenue, FGIC Insured) ±	4.75	12-1-2015	75,000	75,184
Heritage Harbor FL Community Development District (Miscellaneous Revenue)	7.75	5-1-2023	505,000	443,996
Hollywood FL Community Redevelopment Agency (IDR)	5.13	3-1-2014	740,000	743,138
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project (Health Revenue)	6.00	11-1-2038	2,500,000	2,102,075
Indigo FL Community Development District Series C (Miscellaneous Revenue)	1.40	5-1-2030	2,629,549	1,243,540

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Municipal Bond Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Florida (continued)
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A (Education Revenue)	5.00%	9-1-2025	$530,000	$548,423
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A (Education Revenue)	5.00	9-1-2028	1,195,000	1,200,760
Lakeside Plantation FL Community Development District Series A (Miscellaneous Revenue)	6.95	5-1-2031	1,306,000	1,277,568
Marshall Creek FL Community Development District (Miscellaneous Revenue)	6.63	5-1-2032	2,605,000	2,190,831
Marshall Creek FL Community Development District Series A (Miscellaneous Revenue)	7.65	5-1-2032	1,680,000	1,679,882
Martin County FL IDA (IDR)	3.95	12-15-2021	5,500,000	4,949,945
Martin County FL IDA Indiantown Cogeneration Project (IDR)	4.20	12-15-2025	8,475,000	7,173,410
Miami Beach FL Health Facilities Authority (Health Revenue)	6.75	11-15-2029	4,125,000	4,278,368
Miami-Dade County FL Educational Facilities University of Miami Series A (Education Revenue)	5.75	4-1-2028	1,200,000	1,281,504
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, Dexia Credit Local LOC, Dexia Credit Local LIQ) ±144A	0.68	10-13-2023	10,000,000	10,000,000
Miami-Dade County FL Seaport Revenue AMT Series B (Airport Revenue)	6.25	10-1-2038	5,000,000	5,291,200
Miami-Dade County FL Seaport Revenue Bond Series B (Airport Revenue)	6.00	10-1-2033	500,000	521,690
Palm Beach County FL Public Improvement Series 2 (Miscellaneous Revenue)	5.38	11-1-2028	2,000,000	2,238,540
Saint Petersburg FL Health Facilities Authority All Children’s Project Series A (Health Revenue)	6.50	11-15-2039	5,500,000	5,941,045
Seminole County FL IDA Choices in Learning Series A (Education Revenue)	6.20	11-15-2026	2,170,000	2,184,257
Seminole County FL IDA Choices in Learning Series A (Education Revenue)	7.38	11-15-2041	3,525,000	3,744,960
South Miami FL Health Facilities Baptist Health (Health Revenue)	5.00	8-15-2023	2,810,000	3,046,574
St. John’s County FL IDA Health Care Glenmoor Project Series B (Health Revenue) ±(s)	7.88	1-1-2041	1,000,000	439,800
Viera East FL Community Development District Water Management Project (Water & Sewer Revenue, National Insured)	5.75	5-1-2020	2,020,000	2,082,095
Viera East FL Community Development District Water Management Project (Water & Sewer Revenue, National Insured)	5.75	5-1-2021	2,140,000	2,205,570
Viera East FL Community Development District Water Management Project (Water & Sewer Revenue, National Insured)	5.75	5-1-2022	2,265,000	2,315,917

				104,143,246

Georgia: 0.75%
Atlanta GA Development Authority TUFF Advanced Technology Development Center Project Series A (IDR)	5.63	7-1-2018	2,640,000	2,647,867
Cobb County GA Development Authority Charter Learning Center Foundation Central Project Series A (Education Revenue)	6.38	7-1-2025	2,370,000	2,321,889
Forsyth County GA Hospital Authority Georgia Baptist Health Care System Project (Health Revenue)	6.38	10-1-2028	465,000	576,121
Georgia Municipal Association COP City Court Atlanta Project (Miscellaneous Revenue, Ambac Insured)	5.50	12-1-2016	2,175,000	2,182,134
Georgia Municipal Association COP City Court Atlanta Project (Miscellaneous Revenue, Ambac Insured)	5.50	12-1-2017	2,220,000	2,226,460
Georgia Municipal Association COP City Court Atlanta Project (Miscellaneous Revenue, Ambac Insured)	5.50	12-1-2018	2,500,000	2,506,400
Georgia Municipal Electric Authority Power Series EE (Utilities Revenue, Ambac Insured)	7.25	1-1-2024	400,000	526,836
Georgia Private Colleges & Universities Authority Series A (Education Revenue)	5.25	10-1-2027	2,000,000	2,079,180
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Utilities Revenue)	5.50	9-15-2027	5,060,000	5,383,688

				20,450,575

8	Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Guam: 0.51%
Guam Government Hotel Occupancy Series A (Tax Revenue)	6.50%	11-1-2040	$11,300,000	$12,213,831
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.00	7-1-2019	450,000	453,119
Guam Housing Corporation Single Family Revenue Mortgage-Backed Securities Purchase Program Series A (Housing Revenue, FHLMC Insured)	5.75	9-1-2031	60,000	62,765
Guam International Airport Authority Series C (Airport Revenue, AGM Insured)	6.13	10-1-2043	1,250,000	1,300,563

				14,030,278

Hawaii: 0.11%
Hawaii Series DZ (GO)	5.00	12-1-2031	2,700,000	2,908,170

Idaho: 0.66%
Boise-Kuna ID Irrigation District Arrowrock Hydroelectric Project (Utilities Revenue)	7.38	6-1-2040	6,300,000	6,891,255
Idaho Health Facilities Authority Trinity Health Credit Group Series B (Health Revenue)	6.25	12-1-2033	3,000,000	3,377,370
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A (Education Revenue)	5.75	12-1-2032	500,000	462,035
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A (Education Revenue)	6.50	12-1-2038	1,405,000	1,376,071
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	5.85	5-1-2033	730,000	639,604
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	6.25	5-1-2043	1,365,000	1,170,679
Idaho Housing & Finance Association Liberty Charter School Series A (Education Revenue)	6.00	6-1-2038	500,000	487,470
Idaho Housing & Finance Association North Star Charter School Project Series A (Education Revenue)	9.50	7-1-2039	2,500,000	1,749,950
Idaho Housing & Finance Association Series A (Education Revenue)	6.13	7-1-2038	1,500,000	1,467,450
Idaho Housing & Finance Association Series H2 (Housing Revenue, FHA/VA Insured)	6.15	1-1-2028	30,000	30,085
Idaho Housing & Finance Association SFHR Series B-2 (Housing Revenue)	6.00	7-1-2014	30,000	30,340
Idaho Housing & Finance Association SFHR Series D (Housing Revenue)	6.30	7-1-2025	295,000	295,457

				17,977,766

Illinois: 16.83%
Chicago IL Board of Education CAB City Colleges (GO, National Insured) ¤	0.00	1-1-2025	5,000,000	2,663,000
Chicago IL Board of Education CAB School Reform Series A (GO, National Insured) ¤	0.00	12-1-2023	7,850,000	4,556,297
Chicago IL Board of Education CAB School Reform Series A (GO, National Insured) ¤	0.00	12-1-2020	1,000,000	731,330
Chicago IL Board of Education CAB School Reform Series B-1 (GO, National Insured) ¤	0.00	12-1-2030	39,000,000	12,985,830
Chicago IL Board of Education CAB School Reform Series B-1 (GO, National Insured) ¤	0.00	12-1-2028	15,390,000	6,044,730
Chicago IL Board of Education CAB Series A (GO, AGM Insured)	5.00	12-1-2042	25,000,000	22,730,000
Chicago IL Board of Education Series A (GO)	5.00	12-1-2042	5,000,000	5,380,710
Chicago IL Board of Education Series A (GO, National Insured) ¤	0.00	12-1-2027	10,990,000	4,643,934
Chicago IL Board of Education Series B (GO, Ambac Insured)	5.00	12-1-2023	500,000	509,600
Chicago IL Board of Education Series D (GO, AGM Insured)	5.00	12-1-2025	1,405,000	1,424,206
Chicago IL CAB Project & Refunding Series A (GO, National Insured) ±	5.56	1-1-2021	3,345,000	3,509,507
Chicago IL CAB Project & Refunding Series C (GO, AGM Insured) ¤	0.00	1-1-2026	7,360,000	3,933,405
Chicago IL CAB Series A (GO, National Insured) ¤	0.00	1-1-2027	3,955,000	1,799,525
Chicago IL CAB Series A (GO, National Insured) ¤	0.00	1-1-2028	5,515,000	2,314,259

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Municipal Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Chicago IL CAB Series A (GO, National Insured) ¤	0.00%	1-1-2029	$4,080,000	$1,590,506
Chicago IL O’Hare International Airport (Airport Revenue, National Insured)	6.00	1-1-2027	1,200,000	1,204,092
Chicago IL O’Hare International Airport (Airport Revenue, AGM Insured)	5.50	1-1-2043	4,530,000	4,533,171
Chicago IL O’Hare International Airport (Airport Revenue)	5.75	1-1-2038	7,500,000	7,520,850
Chicago IL O’Hare International Airport (Airport Revenue)	5.75	1-1-2043	4,500,000	4,481,100
Chicago IL Park District Limited Tax Series A (Tax Revenue)	5.75	1-1-2038	6,715,000	6,973,662
Chicago IL Series A (GO)	5.00	1-1-2029	23,065,000	22,682,813
Chicago IL Series A (GO, AGM Insured)	5.00	1-1-2028	9,550,000	9,574,544
Chicago IL Series C (GO)	5.00	1-1-2034	24,000,000	22,750,320
Chicago IL Wastewater Transmission Project (Water & Sewer Revenue)	5.00	1-1-2027	4,000,000	4,047,320
Cook County IL Community College District #508 (Education Revenue)	5.25	12-1-2043	4,000,000	3,987,840
Cook County IL Community College District #508 (Education Revenue)	5.50	12-1-2038	6,000,000	6,236,820
Cook County IL Series C (GO)	5.00	11-15-2027	325,000	335,143
Cook County IL Series C (GO)	5.00	11-15-2028	3,455,000	3,534,327
Cook County IL Series G (GO)	5.00	11-15-2028	27,000,000	27,437,940
DeKalb-Kane-Lasalle Counties IL Kishwaukee Community College District #523 Series B (GO) ¤	0.00	2-1-2019	500,000	446,275
DuPage County IL Community Unit School District #46 School Building (GO, Ambac Insured) ¤	0.00	1-1-2023	23,450,000	16,360,831
Illinois (GO, Ambac Insured)	5.00	4-1-2020	5,905,000	6,046,956
Illinois (GO)	5.00	1-1-2022	1,885,000	1,921,984
Illinois (Miscellaneous Revenue)	5.00	7-1-2022	6,700,000	7,161,563
Illinois (GO)	5.00	1-1-2023	1,145,000	1,162,622
Illinois (GO, Ambac Insured)	5.00	4-1-2024	1,830,000	1,841,822
Illinois (Tax Revenue)	5.00	6-15-2024	7,000,000	7,729,470
Illinois (Miscellaneous Revenue)	5.00	8-1-2025	4,000,000	4,138,560
Illinois (GO, Ambac Insured)	5.00	4-1-2027	7,585,000	7,584,621
Illinois (GO, Ambac Insured)	5.00	4-1-2028	6,705,000	6,630,440
Illinois (GO)	5.00	4-1-2028	3,685,000	3,644,023
Illinois (GO)	5.50	1-1-2030	2,900,000	3,081,482
Illinois (Miscellaneous Revenue)	5.50	7-1-2038	2,500,000	2,544,425
Illinois Development Finance Authority Balance Community Rehabilitation Series A (Health Revenue) (s)	7.88	7-1-2020	99,285	70,985
Illinois Finance Authority Advocate Healthcare Network Series D (Health Revenue)	6.50	11-1-2038	5,415,000	6,056,786
Illinois Finance Authority Centegra Health System Project (Health Revenue)	5.00	9-1-2018	1,325,000	1,486,518
Illinois Finance Authority Centegra Health System Project (Health Revenue)	5.00	9-1-2020	1,465,000	1,621,491
Illinois Finance Authority Charter Schools Series A ((Education Revenue))	6.25	9-1-2039	7,955,000	7,923,896
Illinois Finance Authority Charter Schools Series A (Education Revenue)	6.88	10-1-2031	1,990,000	2,165,458
Illinois Finance Authority Charter Schools Series A (Education Revenue)	7.13	10-1-2041	3,300,000	3,613,071
Illinois Finance Authority Lutheran Home and Services Project (Health Revenue)	3.00	5-15-2014	1,000,000	996,680
Illinois Finance Authority Medical District Commission Project A (Health Revenue, AGC Insured)	4.13	9-1-2018	830,000	843,421
Illinois Finance Authority New Money Community Rehabilitation Series A (Health Revenue)	5.35	7-1-2027	305,000	238,690
Illinois Finance Authority Northwestern Memorial Hospital Project Series A (Health Revenue)	6.00	8-15-2039	5,000,000	5,556,950
Illinois Finance Authority Student Housing (Education Revenue)	5.13	10-1-2020	5,000,000	5,115,500
Illinois Finance Authority Student Housing Illinois State University (Education Revenue)	6.75	4-1-2031	8,000,000	8,502,000
Illinois Finance Authority University of Chicago Series B (Education Revenue)	6.25	7-1-2038	3,115,000	3,412,451

10	Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Illinois Housing Development Authority Series A-1 (Housing Revenue, GNMA Insured)	5.80%	12-20-2041	$2,290,000	$2,312,282
Illinois Junior Obligation (Tax Revenue)	5.00	6-15-2025	10,000,000	10,920,000
Illinois Junior Obligation (Tax Revenue)	5.00	6-15-2026	12,050,000	13,018,579
Illinois Series 1 (GO, National Insured)	6.00	11-1-2026	3,000,000	3,324,300
Illinois Series A (Tax Revenue)	4.00	1-1-2021	1,250,000	1,284,600
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2021	7,595,000	5,548,375
Kane & DeKalb County IL Community Unit School District #302 School Building (GO, AGM Insured)	5.50	2-1-2025	1,265,000	1,377,319
Kane & DeKalb County IL Community Unit School District #302 School Building (GO, AGM Insured)	5.50	2-1-2026	3,610,000	3,909,486
Kendall Kane & Will County IL CAB District #308 (GO, AGM Insured) ¤	0.00	2-1-2026	5,050,000	2,772,046
Kendall Kane & Will County IL CAB District #308 (GO, AGM Insured) ¤	0.00	2-1-2027	12,050,000	6,138,270
Lake County IL Community Consolidated School District #38 CAB (GO, Ambac Insured) ¤	0.00	2-1-2024	5,385,000	3,455,555
Lake County IL School District #24 Millburn CAB (GO, National Insured) ¤	0.00	1-1-2024	2,000,000	1,234,920
Lake County IL School District #38 Big Hollow CAB (GO, Ambac Insured) ¤	0.00	2-1-2018	3,800,000	3,435,846
Lake County IL School District #38 Big Hollow CAB (GO, Ambac Insured) ¤	0.00	2-1-2019	675,000	580,507
Lake County IL School District #38 Big Hollow CAB (GO, Ambac Insured) ¤	0.00	2-1-2020	1,250,000	1,020,325
Lake County IL School District #38 Big Hollow CAB (GO, Ambac Insured) ¤	0.00	2-1-2021	1,040,000	804,034
Lake County IL Township High School District #126 Zion-Benton CAB (GO, National Insured) ¤	0.00	2-1-2020	910,000	728,537
McHenry & Kane Counties IL Community Consolidated School District #158 (GO)	5.63	1-15-2032	2,500,000	2,668,800
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (GO, National Insured) ¤	0.00	1-1-2019	765,000	690,833
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (GO, AGM/FGIC Insured) ¤	0.00	1-1-2023	1,905,000	1,294,409
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (GO, National Insured) ¤	0.00	1-1-2021	2,150,000	1,629,442
Metropolitan Pier & Exposition Authority of Illinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2032	4,000,000	1,321,240
Metropolitan Pier & Exposition Authority of Illinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2024	6,850,000	4,075,750
Metropolitan Pier & Exposition Authority of Illinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	6-15-2025	15,360,000	8,751,206
Metropolitan Pier & Exposition Authority of Illinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2025	6,600,000	3,654,024
Metropolitan Pier & Exposition Authority of Illinois CAB McCormick Place Expansion Project Series B (Tax Revenue, National Insured) ¤	0.00	6-15-2029	20,400,000	8,687,748
Metropolitan Pier & Exposition Authority of Illinois CAB McCormick Place Expansion Project Series B-1 (Tax Revenue, AGM Insured) ¤	0.00	6-15-2026	1,500,000	795,180
Metropolitan Pier & Exposition Authority of Illinois CAB McCormick Place Expansion Project Series B-1 (Tax Revenue, AGM Insured) ¤	0.00	6-15-2027	7,400,000	3,620,672
Metropolitan Pier & Exposition Authority of Illinois CAB McCormick Place Expansion Project Series PJ (Tax Revenue, National Insured) ¤	0.00	6-15-2028	29,980,000	13,685,570
Regional Transportation Authority of Illinois (Tax Revenue, AGM Insured)	5.75	6-1-2023	400,000	469,212
Sangamon County IL School District #186 COP Hay-Edwards Elementary School Project Series A (Miscellaneous Revenue, ACA Insured)	5.88	8-15-2018	2,810,000	2,696,307
Southwestern Illinois Development Authority Local Government Program Collinsville Limited (Tax Revenue)	5.00	3-1-2025	2,525,000	1,999,194

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Municipal Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Southwestern Illinois Development Finance Authority Local Government Program Collinsville Limited (Tax Revenue)	5.35%	3-1-2031	$1,000,000	$720,190
Springfield IL Senior Lien Notes (Utilities Revenue, National Insured)	5.00	3-1-2024	1,425,000	1,456,564
Tazewell County IL School District #51 (GO, National Insured)	9.00	12-1-2023	500,000	708,065
Town of Cicero IL Series A (GO, Syncora Guarantee Incorporated Insured)	5.25	1-1-2016	2,000,000	2,069,500
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, National Insured) ¤	0.00	4-1-2025	765,000	456,246
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, National Insured) ¤	0.00	4-1-2026	2,355,000	1,305,047
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, National Insured) ¤	0.00	4-1-2027	2,435,000	1,259,552
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue)	5.75	4-1-2038	14,000,000	15,298,220
Will County IL Community Unified School District #201 U Crete-Monee CAB (GO, National Insured) ¤	0.00	11-1-2023	1,500,000	983,865

				460,177,569

Indiana: 1.54%
Indiana Finance Authority Environmental Duke Energy Series B (IDR)	6.00	8-1-2039	2,000,000	2,157,840
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A (IDR)	5.00	7-1-2035	14,970,000	13,925,992
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A (IDR)	5.00	7-1-2040	2,470,000	2,238,191
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A (IDR)	5.00	7-1-2044	11,500,000	10,206,135
Indiana HEFA Clarian Health Series B (Health Revenue)	5.00	2-15-2022	3,050,000	3,266,977
Indiana HEFA Community Foundation of Northwest Indiana (Health Revenue)	5.50	3-1-2027	2,000,000	2,085,660
Indianapolis IN Local Public Improvement Bond Bank Airport Authority Project Series F (Miscellaneous Revenue, Ambac Insured)	5.00	1-1-2023	2,750,000	2,909,253
Valparaiso IN Tax Exempt Facilities Revenue Pratt Paper LLC Project (Miscellaneous Revenue)	5.88	1-1-2024	2,235,000	2,242,532
Zionsville IN Community School Building Corporation Purchase Program CAB Series B (Miscellaneous Revenue) ¤	0.00	7-15-2028	3,030,000	1,574,994
Zionsville IN Community School Building Corporation Purchase Program CAB Series B (Miscellaneous Revenue) ¤	0.00	1-15-2029	3,020,000	1,510,574

				42,118,148

Iowa: 0.33%
Iowa Finance Authority Midwestern Disaster Area Revenue Fertilizer Company Project (IDR)	5.50	12-1-2022	9,800,000	9,162,902

Kansas: 0.43%
Sedgwick & Shawnee Counties KS Single Family Revenue Mortgage-Backed Securities Purchase Program Series A2 (Housing Revenue, GNMA Insured) ±	6.70	6-1-2029	130,000	131,776
Sedgwick & Shawnee Counties KS Single Family Revenue Mortgage-Backed Securities Purchase Program Series A5 (Housing Revenue, GNMA/FNMA Insured)	5.70	12-1-2036	375,000	391,560
Wyandotte County & Kansas City KS Unified Government Special Obligation Second Lien CAB Series A (Tax Revenue) ¤	0.00	6-1-2021	16,490,000	11,142,443

				11,665,779

Kentucky: 0.42%
Kentucky EDFA Norton Healthcare Incorporated Series B (Health Revenue, National Insured) ¤	0.00	10-1-2028	4,845,000	2,211,791
Kentucky EDFA Norton Healthcare Incorporated Series B (Health Revenue, National Insured) ¤	0.00	10-1-2024	9,260,000	5,500,162

12	Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Kentucky (continued)
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project Series B (Transportation Revenue) ¤	0.00%	7-1-2030	$2,000,000	$693,860
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project Series B (Transportation Revenue) ¤	0.00	7-1-2031	2,780,000	884,818
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project Series B (Transportation Revenue) ¤	0.00	7-1-2032	2,500,000	740,225
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project Series C (Transportation Revenue) ¤	0.00	7-1-2033	1,000,000	546,930
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project Series C (Transportation Revenue) ¤	0.00	7-1-2034	1,505,000	819,232

				11,397,018

Louisiana: 1.95%
Louisiana Local Government Environmental Facilities (Miscellaneous Revenue, Ambac Insured)	5.25	12-1-2018	2,415,000	2,373,897
Louisiana Public Facilities Authority Impala Warehousing LLC Project (Miscellaneous Revenue)	6.50	7-1-2036	10,500,000	9,519,720
Louisiana Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	5.00	5-15-2025	12,500,000	12,954,500
Louisiana Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	5.50	5-15-2028	3,250,000	3,365,765
Louisiana Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	5.50	5-15-2029	10,000,000	10,260,800
Louisiana Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	5.50	5-15-2030	4,500,000	4,556,295
New Orleans LA (GO, FGIC Insured)	5.50	12-1-2021	1,700,000	1,903,456
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Airport Revenue)	6.50	1-1-2040	6,500,000	7,121,920
New Orleans LA Sewer Service (Water & Sewer Revenue, AGM Insured)	5.75	6-1-2018	770,000	882,913
New Orleans LA Sewer Service (Water & Sewer Revenue, AGM Insured)	6.00	6-1-2019	320,000	373,107

				53,312,373

Maine: 0.31%
Maine Educational Loan Authority Student Loan Series A-3 Class A (Education Revenue, AGM Insured)	5.88	12-1-2039	7,985,000	8,378,181

Maryland: 0.07%
Howard County MD COP Agricultural Land Preservation #90-23 Series A (Miscellaneous Revenue)	8.00	8-15-2020	299,000	385,291
Maryland CDA Department of Housing & Community Development Series B (Housing Revenue)	5.50	9-1-2031	101,000	101,000
Maryland Energy Finance Administration Recycling Office Paper Systems Project Series A (IDR)	7.50	9-1-2015	1,225,000	1,313,445

				1,799,736

Massachusetts: 2.79%
Massachusetts Development Finance Agency Covanta Energy Project Series C (Energy Revenue)	5.25	11-1-2042	6,250,000	5,335,813
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	8.00	4-15-2031	2,150,000	2,451,968
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	8.00	4-15-2039	3,900,000	4,412,343
Massachusetts Educational Finance Authority Series B (Education Revenue)	5.38	1-1-2020	2,725,000	2,985,864
Massachusetts Educational Finance Authority Series E (Education Revenue, Ambac Insured)	5.30	1-1-2016	40,000	40,126

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Municipal Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Massachusetts (continued)
Massachusetts Educational Finance Authority Series I (Education Revenue)	6.00%	1-1-2028	$2,725,000	$2,912,453
Massachusetts Educational Finance Authority Series J (Education Revenue)	5.00	7-1-2020	6,000,000	6,493,920
Massachusetts Educational Finance Authority Series J (Education Revenue)	5.00	7-1-2021	3,000,000	3,194,850
Massachusetts Housing Finance Agency MFHR Series F (Housing Revenue)	5.13	12-1-2034	100,000	98,732
Massachusetts PFOTER Series 4406 (Tax Revenue, Dexia Credit Local LIQ) 144Aø	0.31	7-1-2030	12,985,000	12,985,000
Massachusetts School Building Authority Senior Series A (Tax Revenue)	5.00	5-15-2038	33,855,000	35,452,617

				76,363,686

Michigan: 5.57%
Detroit MI City School District (GO, AGM/Qualified School Board Loan Fund Insured)	5.00	5-1-2019	5,900,000	6,074,522
Detroit MI Distribution of State Aid (GO)	5.00	11-1-2030	2,855,000	2,726,525
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2018	3,050,000	2,311,199
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2019	3,050,000	2,161,474
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2020	2,070,000	1,371,893
Detroit MI Sewage Disposal System Refunding Revenue Senior Lien Series C-1 (Water & Sewer Revenue, National/ FGIC Insured)	6.50	7-1-2024	1,915,000	1,940,987
Detroit MI Sewage Disposal System Revenue Second Lien Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2020	5,000,000	4,898,000
Detroit MI Sewage Disposal System Revenue Senior Lien Series C (Water & Sewer Revenue, National Insured)	5.25	7-1-2016	2,235,000	2,242,308
Detroit MI Sewage Disposal System (Water & Sewer Revenue, AGM/FGIC Insured)	5.50	7-1-2029	750,000	744,600
Detroit MI Sewage Disposal System Refunding Balance Senior Lien Series B (Water & Sewer Revenue, AGM Insured)	7.50	7-1-2033	16,985,000	18,043,845
Detroit MI Water & Sewage Department Disposal System Series A (Water & Sewer Revenue)	5.25	7-1-2027	3,330,000	3,157,173
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, National Insured)	5.00	7-1-2022	3,225,000	3,140,118
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, National Insured)	5.00	7-1-2023	3,340,000	3,229,680
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, National Insured)	5.00	7-1-2024	3,650,000	3,505,898
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, National Insured)	5.00	7-1-2025	2,000,000	1,915,600
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, National Insured)	5.00	7-1-2026	2,080,000	1,986,878
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, National Insured) ±	5.00	7-1-2021	3,085,000	3,021,788
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, National Insured) ±	5.00	7-1-2022	1,550,000	1,509,204
Detroit MI Water Supply System Second Lien Series B (Water & Sewer Revenue, AGM Insured)	7.00	7-1-2036	9,675,000	10,090,928
Detroit MI Water Supply System Senior Lien Series C (Water & Sewer Revenue, National Insured)	5.25	7-1-2019	2,540,000	2,488,438
Detroit MI Water Supply System Senior Lien Series D (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2023	1,510,000	1,493,148
Detroit MI Water Supply System Series D (Water & Sewer Revenue, National Insured)	5.00	7-1-2024	250,000	240,130
Livonia MI Public Schools School District Building & Site Series I (GO)	5.00	5-1-2026	1,075,000	1,157,721
Livonia MI Public Schools School District Building & Site Series I (GO)	5.00	5-1-2028	1,450,000	1,523,849
Livonia MI Public Schools School District Building & Site Series I (GO)	5.00	5-1-2029	1,350,000	1,400,895
Livonia MI Public Schools School District Building & Site Series I (GO)	5.00	5-1-2030	1,775,000	1,820,138
Livonia MI Public Schools School District Building & Site Series I (GO)	5.00	5-1-2031	1,425,000	1,438,666
Livonia MI Public Schools School District Building & Site Series I (GO)	5.00	5-1-2032	1,000,000	1,005,120

14	Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Livonia MI Public Schools School District Building & Site Series I (GO, AGM Insured)	5.00%	5-1-2036	$3,000,000	$2,995,800
Michigan Finance Authority Limited Obligation Holly Academy (Education Revenue)	6.50	10-1-2020	205,000	214,410
Michigan Finance Authority Limited Obligation Holly Academy (Education Revenue)	8.00	10-1-2040	1,175,000	1,271,150
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue)	7.50	12-1-2020	405,000	428,859
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue)	8.00	12-1-2030	1,135,000	1,181,807
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue)	8.25	12-1-2039	2,220,000	2,321,720
Michigan Finance Authority Public School Academy Old Redford Series A (Education Revenue)	5.90	12-1-2030	2,000,000	1,747,880
Michigan Finance Authority Public School Academy University Learning (Education Revenue)	5.25	11-1-2015	135,000	137,851
Michigan Finance Authority Public School Academy University Learning (Education Revenue)	6.25	11-1-2020	440,000	458,546
Michigan Municipal Bond Authority Revenue Local Government Loan Program CAB Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2016	175,000	166,086
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	4.00	11-1-2021	150,000	139,430
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	5.00	5-1-2017	550,000	579,975
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	4.25	12-1-2016	2,770,000	2,860,579
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2015	1,480,000	1,545,105
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2017	2,475,000	2,605,730
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	5.25	12-1-2023	1,185,000	1,178,613
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	3.63	5-1-2016	1,000,000	992,670
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	3.75	5-1-2017	450,000	440,595
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	4.00	5-1-2019	100,000	94,423
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	4.75	5-1-2027	6,300,000	5,422,221
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2017	315,000	288,666
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2019	75,000	62,495
Michigan Municipal Bond Authority Revenue Local Government Loan Program Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2020	155,000	122,276
Michigan Public Educational Facilities Authority Bradford Academy Project (Education Revenue)	8.75	9-1-2039	3,500,000	2,274,790
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Education Revenue) 144A	6.50	9-1-2037	3,745,000	2,434,025
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Education Revenue)	8.50	9-1-2029	1,500,000	974,910
Michigan Public Educational Facilities Authority Limited Obligation Crescent (Education Revenue, Qualified School Board Loan Fund Insured)	7.00	10-1-2036	1,195,000	1,141,321
Michigan Public Educational Facilities Authority Limited Obligation Nataki Talibah (Miscellaneous Revenue)	6.25	10-1-2023	845,000	791,013
Michigan Public Educational Facilities Authority Madison Academy Project (Education Revenue)	8.38	12-1-2030	2,085,000	2,217,022

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Municipal Bond Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Michigan Public Educational Facilities Authority Madison Academy Project (Education Revenue)	8.63%	12-1-2039	$4,170,000	$4,453,268
Michigan State Hospital Finance Authority Trinity Health Series A (Health Revenue)	5.00	12-1-2014	500,000	520,810
Michigan Strategic Fund Limited Detroit Education (Utilities Revenue)	5.63	7-1-2020	1,200,000	1,399,824
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A (Education Revenue)	6.50	12-15-2036	4,505,000	3,900,699
Star International Academy Michigan (Miscellaneous Revenue)	2.40	3-1-2014	140,000	139,940
Star International Academy Michigan (Miscellaneous Revenue)	2.90	3-1-2015	100,000	99,918
Star International Academy Michigan (Miscellaneous Revenue)	3.15	3-1-2016	200,000	199,746
Star International Academy Michigan (Miscellaneous Revenue)	3.40	3-1-2017	100,000	100,176
Star International Academy Michigan (Miscellaneous Revenue)	5.00	3-1-2022	2,465,000	2,451,788
Wayne County MI Airport Authority (Airport Revenue, National Insured)	4.50	12-1-2025	9,050,000	8,998,053
Wayne County MI Airport Authority Junior Lien (Airport Revenue, National Insured)	5.00	12-1-2016	1,115,000	1,223,813
Wayne County MI Detroit School District School Building & Site Improvement Project Series A (GO, AGM/Qualified School Board Loan Fund Insured)	5.25	5-1-2030	5,000,000	5,021,450

				152,240,178

Minnesota: 0.14%
Baytown Township MN St. Croix Preparatory Academy Series A (Education Revenue)	7.00	8-1-2038	750,000	768,773
Laurentian Energy Authority I LLC Minnesota Series A (Utilities Revenue)	5.00	12-1-2014	2,165,000	2,131,443
St. Paul MN Housing & RDA Hmong College Preparatory Academy Project Series A (Miscellaneous Revenue)	5.00	9-1-2027	1,000,000	930,490

				3,830,706

Mississippi: 0.47%
Gulfport-Biloxi MS Regional Airport Authority Passenger Facilities Series A (Airport Revenue, ACA Insured)	5.00	10-1-2022	450,000	443,700
Mississippi Development Bank City of Jackson Water and Sewer Project Series A (Water & Sewer Revenue)	5.00	9-1-2030	8,155,000	8,486,011
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project (Water & Sewer Revenue, AGM Insured)	6.75	12-1-2030	500,000	604,330
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project (Water & Sewer Revenue, AGM Insured)	6.75	12-1-2032	800,000	960,792
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project (Water & Sewer Revenue, AGM Insured)	6.88	12-1-2040	2,000,000	2,399,140

				12,893,973

Missouri: 0.53%
Independence MO Thirty-Ninth Street Transportation District Improvement Development Road Improvement Project (Tax Revenue)	6.88	9-1-2032	4,600,000	4,568,352
Manchester MO Highway 141 Manchester Road Project (Tax Revenue)	6.00	11-1-2025	2,610,000	2,643,382
Ozark MO COP Community Center Project (Miscellaneous Revenue)	5.00	9-1-2026	460,000	460,658
Sikeston MO The Electric System of the Board of Municipal Utilities (Utilities Revenue, National Insured)	6.00	6-1-2015	750,000	802,043
Sikeston MO The Electric System of the Board of Municipal Utilities (Utilities Revenue, National Insured)	6.00	6-1-2016	1,500,000	1,668,375
St. Louis MO IDA Convention Center Hotel (Miscellaneous Revenue, Ambac Insured) ¤	0.00	7-15-2019	2,475,000	2,036,158
St. Louis MO Lambert St. Louis International Airport Series A-1 (Airport Revenue)	6.25	7-1-2029	2,000,000	2,205,680

				14,384,648

16	Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Nebraska: 0.10%
Central Plains Energy Project Nebraska Project #3 (Utilities Revenue)	5.00%	9-1-2027	$2,620,000	$2,652,907

Nevada: 0.14%
Henderson NV Health Care Facility Catholic Healthcare West Project Series A (Health Revenue)	5.63	7-1-2024	2,650,000	2,701,702
Las Vegas NV Special Improvement District #60 Local Improvement (Miscellaneous Revenue)	5.00	6-1-2022	495,000	499,381
Las Vegas NV Special Improvement District #60 Local Improvement (Miscellaneous Revenue)	5.00	6-1-2023	445,000	444,319
Las Vegas NV Special Improvement District #60 Local Improvement (Miscellaneous Revenue)	5.00	6-1-2024	320,000	319,702

				3,965,104

New Hampshire: 0.05%
Manchester NH Housing & RDA CAB Series B (Miscellaneous Revenue, ACA Insured) ¤	0.00	1-1-2021	2,375,000	1,317,294
Manchester NH Housing & RDA CAB Series B (Miscellaneous Revenue, ACA Insured) ¤	0.00	1-1-2025	250,000	96,945

				1,414,239

New Jersey: 5.65%
New Jersey EDA (Miscellaneous Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) ø	0.36	12-15-2020	10,530,000	10,530,000
New Jersey EDA Natural Gas Company Project Series C (Utilities Revenue, National Insured) ±	4.90	10-1-2040	5,680,000	5,780,877
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	1.61	9-1-2027	12,500,000	12,281,250
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	1.66	3-1-2028	49,085,000	47,883,399
New Jersey EDA School Facilities Series C (Miscellaneous Revenue) ±	1.86	2-1-2018	3,000,000	3,060,540
New Jersey EDA The Goethals Bridge Replacement Project (IDR)	5.38	1-1-2043	6,000,000	5,807,520
New Jersey HEFAR Series 1 (Education Revenue)	5.00	12-1-2020	10,205,000	11,008,644
New Jersey HEFAR Series A (Education Revenue)	5.63	6-1-2030	2,285,000	2,408,390
New Jersey Tobacco Settlement Financing Corporation Series 1A (Tobacco Revenue)	4.50	6-1-2023	4,455,000	4,099,937
New Jersey Tobacco Settlement Financing Corporation Series C (Tobacco Revenue, Morgan Stanley Bank LIQ) 144Aø	0.76	6-1-2029	5,000,000	5,000,000
New Jersey Transportation System Series A (Miscellaneous Revenue, National Insured)	5.75	6-15-2025	10,000,000	11,766,000
New Jersey TTFA (Transportation Revenue)	6.00	12-15-2038	10,425,000	11,657,548
New Jersey TTFA Series C (Transportation Revenue, AGM Insured) ¤	0.00	12-15-2029	7,000,000	3,100,300
Rutgers NJ State University Series J (Education Revenue)	5.00	5-1-2033	5,000,000	5,337,800
Rutgers NJ State University Series L (Education Revenue)	5.00	5-1-2033	3,560,000	3,800,514
South Jersey NJ Transportation Authority Series A (Transportation Revenue)	5.00	11-1-2023	1,500,000	1,642,335
South Jersey NJ Transportation Authority Series A (Transportation Revenue)	5.00	11-1-2024	1,500,000	1,612,500
South Jersey NJ Transportation Authority Series A (Transportation Revenue)	5.00	11-1-2025	3,400,000	3,618,552
South Jersey NJ Transportation Authority Series A (Transportation Revenue)	5.00	11-1-2026	3,920,000	4,131,445

				154,527,551

New Mexico: 0.04%
New Mexico Mortgage Finance Authority SFMR Class I (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.35	3-1-2030	970,000	1,041,654

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Municipal Bond Fund	17

Security name	Interest rate	Maturity date	Principal	Value

New York: 7.19%
Genesee County NY IDA United Memorial Medical Center Project (Health Revenue)	4.75%	12-1-2014	$525,000	$525,572
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	7.65	2-1-2044	3,500,000	3,500,595
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	8.25	2-1-2041	10,005,000	10,366,181
Metropolitan Transportation Authority New York Series 2008-C (Transportation Revenue)	6.50	11-15-2028	8,000,000	9,258,160
Metropolitan Transportation Authority New York Services Contract Series 7 (Miscellaneous Revenue)	5.63	7-1-2016	1,850,000	1,982,072
New York Dormitory Authority North Shore-Long Island Jewish Health System Project Series B (Health Revenue) ±	0.89	5-1-2018	3,205,000	3,188,911
New York Dormitory Authority Series B (Tax Revenue)	5.75	3-15-2036	10,000,000	11,192,900
New York Dormitory Authority Series E (Tax Revenue)	5.00	8-15-2038	5,000,000	5,179,150
New York Energy R&D Authority Brooklyn Union Gas Company Series B (Utilities Revenue) ±(x)	13.54	7-1-2026	4,300,000	4,339,388
New York Energy R&D Authority Linked SAVRS & Residual Interest Bonds Brooklyn Union Gas (Utilities Revenue)	6.95	7-1-2026	2,600,000	2,611,908
New York IDA American Airlines JFK International Airport (IDR)	7.50	8-1-2016	5,120,000	5,424,282
New York Local Government Assistance Corporation Sub Lien Series A (Tax Revenue, AGM Insured) ±(m)(n)	0.09	4-1-2017	125,000	122,500
New York NY Municipal Water Finance Authority 2nd General Resolution Series DD (Water & Sewer Revenue)	6.00	6-15-2040	11,625,000	12,990,705
New York NY Municipal Water Finance Authority Series 2009-A (Water & Sewer Revenue)	5.75	6-15-2040	5,000,000	5,520,500
New York NY Municipal Water Finance Authority Series AA3 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.31	6-15-2032	15,000,000	15,000,000
New York NY Municipal Water Finance Authority Water & Sewer System Series A (Water & Sewer Revenue)	5.00	6-15-2038	37,150,000	38,265,986
New York NY Municipal Water Finance Authority Water & Sewer System Series DD (Water & Sewer Revenue)	5.00	6-15-2026	3,255,000	3,597,459
New York NY Series F-1 (GO)	5.00	3-1-2037	4,055,000	4,184,152
New York NY Transitional Finance Authority Building Aid Fiscal Year 2009 Series S-4 (Miscellaneous Revenue)	5.75	1-15-2039	2,500,000	2,779,475
New York NY Transitional Finance Authority Future Tax Secured Revenue Series I (Tax Revenue)	5.00	5-1-2033	5,395,000	5,712,280
New York NY Transitional Finance Authority Series E-1 (Tax Revenue)	5.00	2-1-2042	15,000,000	15,410,850
New York Urban Development Corporation COP James A. Farley Post Office Building Refinancing (Miscellaneous Revenue)	4.00	2-1-2015	16,000,000	16,076,000
New York Urban Development Corporation Series A (Tax Revenue)	5.00	3-15-2034	11,920,000	12,491,802
Niagara Falls NY Public Improvement Project (GO, National Insured)	7.50	3-1-2014	915,000	924,937
Niagara Falls NY Public Improvement Project (GO, National Insured)	7.50	3-1-2016	685,000	771,913
Niagara Falls NY Public Improvement Project (GO, National Insured)	7.50	3-1-2016	65,000	74,920
Port Authority of New York & New Jersey Special Obligation JFK International Airport Terminal 6 (Airport Revenue, National Insured)	5.75	12-1-2025	4,000,000	4,019,160
Suffolk NY Tobacco Securitization Corporation Series B (Tobacco Revenue)	4.50	6-1-2026	520,000	514,181
Suffolk NY Tobacco Securitization Corporation Series B (Tobacco Revenue)	5.00	6-1-2025	500,000	514,255

				196,540,194

North Carolina: 0.68%
North Carolina Eastern Municipal Power Agency Series A (Utilities Revenue)	5.50	1-1-2026	1,250,000	1,367,363
North Carolina Eastern Municipal Power Agency Series C (Utilities Revenue)	6.75	1-1-2024	2,000,000	2,316,900

18	Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

North Carolina (continued)
North Carolina Medical Care Commission Health Care Facilities University Health System Series D (Health Revenue)	6.25%	12-1-2033	$8,500,000	$9,463,560
North Carolina Medical Care Commission Health Care Facilities University Health System Series D (Health Revenue)	6.00	12-1-2029	5,000,000	5,579,200

				18,727,023

Ohio: 1.61%
Akron OH Sewer System (Water & Sewer Revenue, Ambac Insured)	5.00	12-1-2016	1,500,000	1,618,860
Allen County OH Catholic Healthcare Series B (Health Revenue)	5.25	9-1-2027	3,825,000	4,056,183
Kings OH Local School District (GO, National/FGIC Insured)	7.50	12-1-2016	610,000	687,092
Montgomery County OH Hospital Kettering Medical Center (Health Revenue, National Insured)	6.25	4-1-2020	2,500,000	2,877,575
Ohio Enterprise Bond Toledo Series 2A (IDR)	5.50	12-1-2019	2,030,000	2,265,886
Ohio Municipal Electric Generation Agency Refunding Joint Venture 5 Certificates of Beneficial Interest (Utilities Revenue, Ambac Insured)	5.00	2-15-2018	4,020,000	4,042,150
Ohio Turnpike Commission CAB Series A-4 (Transportation Revenue) ¤	0.00	2-15-2034	43,500,000	26,653,320
River South Authority Ohio Revenue Lazarus Building Redevelopment Series A (Miscellaneous Revenue)	5.75	12-1-2027	1,900,000	1,857,060

				44,058,126

Oklahoma: 0.46%
Comanche County OK Independent School District #4 Geronimo (GO)	6.25	8-15-2014	2,144,789	2,196,006
McGee Creek Authority Oklahoma Water Revenue (Water & Sewer Revenue, State Street Bank & Trust Company LOC, National Insured)	6.00	1-1-2023	4,620,000	5,188,953
Oklahoma City OK Industrial & Cultural Facilities Series B (Health Revenue, National Insured) ±(m)(n)	0.18	6-1-2019	5,350,000	5,162,750

				12,547,709

Oregon: 0.30%
Deschutes County OR Hospital Facilities Authority Cascade Healthcare Community Incorporated Project (Health Revenue)	8.25	1-1-2038	4,500,000	5,250,285
Klamath Falls OR Intercommunity Hospital Authority Sky Lakes Medical Center Project (Health Revenue)	5.00	9-1-2017	1,145,000	1,252,641
Klamath Falls OR Intercommunity Hospital Authority Sky Lakes Medical Center Project (Health Revenue)	5.00	9-1-2021	385,000	416,166
Klamath Falls OR Intercommunity Hospital Authority Sky Lakes Medical Center Project (Health Revenue)	5.00	9-1-2022	250,000	266,760
Western Generation Agency of Oregon Wauna Cogeneration Project Series B (Utilities Revenue)	5.00	1-1-2014	1,100,000	1,100,000

				8,285,852

Pennsylvania: 4.48%
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A (Health Revenue)	5.63	8-15-2039	5,130,000	5,451,497
Allegheny County PA IDA Propel Schools Homestead Project Series A (Education Revenue)	7.50	12-15-2029	2,235,000	2,251,986
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue)	1.56	11-1-2039	20,000,000	20,006,600
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	6.25	12-15-2027	2,000,000	2,025,000

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Municipal Bond Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Chester County PA IDA Virginia Beach Renaissance Academy Project Series A (Education Revenue)	5.63%	10-1-2015	$740,000	$740,067
Dauphin County PA General Authority Office & Parking Riverfront Office Project (Miscellaneous Revenue)	6.00	1-1-2025	3,785,000	3,752,298
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	7-1-2019	2,110,000	2,095,209
Delaware Valley PA Regional Financial Authority Local Government Public Improvements Project (Miscellaneous Revenue)	5.75	7-1-2032	13,610,000	14,082,131
Delaware Valley PA Regional Financial Authority Local Government Series C (Miscellaneous Revenue) ±	0.91	6-1-2037	1,500,000	1,010,535
Delaware Valley PA Regional Financial Authority Local Government Series C (Miscellaneous Revenue, Ambac Insured)	7.75	7-1-2027	4,160,000	5,301,837
Delaware Valley PA Regional Financial Authority Series 2007C (Miscellaneous Revenue) ±	0.81	6-1-2027	6,400,000	5,082,240
Delaware Valley PA Regional Financial Authority Series A (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2028	16,420,000	17,175,320
Luzerne County PA Series E (GO, AGM Insured)	8.00	11-1-2027	135,000	155,012
McKeesport PA Area School District CAB (GO, National Insured) ¤	0.00	10-1-2025	1,000,000	554,630
Monroeville PA Finance Authority (Health Revenue)	5.00	2-15-2042	6,240,000	6,193,075
Penn Hills Municipality PA Series B (GO, Ambac Insured) ¤	0.00	12-1-2017	1,000,000	918,570
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, Ambac Insured)	5.00	12-1-2015	5,750,000	5,869,255
Pennsylvania Finance Authority Penn Hills Project Series B (Miscellaneous Revenue, National Insured) ¤	0.00	12-1-2024	3,790,000	2,229,051
Pennsylvania Finance Authority Penn Hills Project Series B (Miscellaneous Revenue, National Insured) ¤	0.00	12-1-2025	3,790,000	2,062,063
Pennsylvania Public School Building Authority School District Project (Miscellaneous Revenue)	5.00	4-1-2024	3,000,000	3,228,540
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Hospital Revenue)	6.25	7-1-2023	13,500,000	13,338,675
Philadelphia PA IDA New Foundations Charter School Project (Education Revenue)	6.00	12-15-2027	295,000	291,156
State Public School Building Authority Philadelphia School District Project (Miscellaneous Revenue)	5.00	4-1-2022	2,000,000	2,214,440
Susquehanna PA Area Regional Airport Authority Series A (Airport Revenue)	5.00	1-1-2021	4,600,000	4,784,414
Wilkes Barre PA Finance Authority Wilkes University Project (Education Revenue)	5.00	3-1-2022	1,600,000	1,657,120

				122,470,721

Puerto Rico: 1.20%
Puerto Rico Electric Power Authority Series A (Utilities Revenue)	7.00	7-1-2033	21,240,000	17,121,139
Puerto Rico Electric Power Authority Series UU (Utilities Revenue) ±	1.14	7-1-2018	3,960,000	2,553,685
Puerto Rico Electric Power Authority Series UU (Utilities Revenue) ±	1.14	7-1-2020	3,775,000	2,143,407
Puerto Rico Highway & Transportation Authority Unrefunded Balance Series AA (Transportation Revenue, National Insured)	5.50	7-1-2020	3,015,000	2,738,072
Puerto Rico Highway & Transportation Authority Unrefunded Balance Series Z (Tax Revenue, AGM Insured)	6.00	7-1-2018	5,570,000	5,657,560
University of Puerto Rico Series Q (Education Revenue)	5.00	6-1-2016	460,000	415,725
University of Puerto Rico Series Q (Education Revenue)	5.00	6-1-2017	2,550,000	2,159,009

				32,788,597

Rhode Island: 0.12%
Rhode Island Clean Water Finance Agency Cranston Wastewater Treatment System (Miscellaneous Revenue, National Insured)	5.80	9-1-2022	3,335,000	3,337,601

20	Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

South Carolina: 1.63%
Allendale County SC School District Energy Savings Special Obligation (Miscellaneous Revenue)	8.50%	12-1-2018	$1,780,000	$1,820,442
Calhoun County SC Solid Waste Disposal Facilities Eastman Kodak Company Project (IDR)	6.75	5-1-2017	400,000	474,300
Charleston SC Educational Excellence Finance Corporation Charleston County School District Project (Lease Revenue)	5.25	12-1-2025	15,000,000	16,399,200
Cherokee County SC Scago Educational Facilities Corporation Cherokee School District #1 Series B (Miscellaneous Revenue, AGM Insured)	5.00	12-1-2026	2,295,000	2,390,954
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2014	1,281,290	1,281,290
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2015	1,385,405	1,269,253
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2016	121,679	102,005
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2017	164,621	126,277
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2018	181,929	127,923
Connector 2000 Association Incorporated CAB Series A1 (Transportation Revenue) ¤	0.00	1-1-2032	5,030,581	942,932
Connector 2000 Association Incorporated CAB Series A1 (Transportation Revenue) ¤	0.00	1-1-2042	8,447,671	683,754
Connector 2000 Association Incorporated CAB Series A1 (Transportation Revenue) ¤	0.00	7-22-2051	11,252,590	330,714
Connector 2000 Association Incorporated CAB Series B1 (Transportation Revenue) ¤	0.00	1-1-2032	2,282,812	31,571
Connector 2000 Association Incorporated CAB Series B1 (Transportation Revenue) ¤	0.00	7-22-2051	7,632,322	23,584
Kershaw County SC Public Schools Kershaw County School District Project (Miscellaneous Revenue, AGC Insured)	5.00	12-1-2021	2,870,000	3,139,206
Kershaw County SC Public Schools Kershaw County School District Project (Miscellaneous Revenue, AGC Insured)	5.00	12-1-2022	905,000	987,165
Kershaw County SC Public Schools Kershaw County School District Project (Miscellaneous Revenue, AGC Insured)	5.00	12-1-2023	6,950,000	7,494,394
Lee County SC School Facilities Incorporated Series 2006 (Miscellaneous Revenue, Radian Insured)	6.00	12-1-2031	2,890,000	2,942,165
Newberry SC Newberry County School District Project (Miscellaneous Revenue)	5.25	12-1-2017	760,000	811,581
Piedmont SC Municipal Power Agency (Utilities Revenue, FGIC Insured)	6.75	1-1-2019	210,000	263,262
Piedmont SC Municipal Power Agency Series A (Utilities Revenue, FGIC Insured)	6.50	1-1-2014	290,000	290,000
South Carolina Education Assistance Authority Student Loan Series I (Education Revenue)	5.10	10-1-2029	2,310,000	2,380,547
Three Rivers SC Solid Waste Authority CAB Landfill Gas Project (Resource Recovery Revenue) ¤	0.00	10-1-2031	1,035,000	374,494

				44,687,013

South Dakota: 0.50%
Lower Brule Sioux Tribe South Dakota Series B (GO)	5.50	5-1-2019	2,000,000	1,760,360
Lower Brule Sioux Tribe South Dakota Series B (GO)	5.60	5-1-2020	1,440,000	1,233,763
Rapid City SD Series A (Airport Revenue)	6.75	12-1-2031	1,020,000	1,087,300
Rapid City SD Series A (Airport Revenue)	7.00	12-1-2035	750,000	800,273
Sisseton-Wahpeton Sioux Tribe South Dakota Lake Traverse Reservation (Miscellaneous Revenue)	7.00	11-1-2023	1,290,000	1,194,566
South Dakota EDFA Pooled Loan Program Spearfish Forest Series A (Miscellaneous Revenue)	5.88	4-1-2028	2,350,000	2,515,981
South Dakota HEFA Sanford Health Project (Health Revenue)	5.50	11-1-2040	5,000,000	5,084,300

				13,676,543

Tennessee: 1.50%
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2024	6,555,000	6,978,977
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	2-1-2022	2,990,000	3,229,021

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Municipal Bond Fund	21

Security name	Interest rate	Maturity date	Principal	Value

Tennessee (continued)
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25%	9-1-2026	$1,485,000	$1,549,390
Tennessee Energy Acquisition Corporation Series B (Utilities Revenue)	5.63	9-1-2026	20,456,000	20,863,279
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2025	6,385,000	6,639,059
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2027	1,825,000	1,847,685

				41,107,411

Texas: 10.38%
Beasley TX Higher Education Finance Corporation Focus Learning Academy Series A (Education Revenue)	7.75	8-15-2041	2,000,000	2,138,900
Brazos TX Harbor Industrial Development Corporation Dow Chemical Company Project (IDR) ±	5.90	5-1-2038	6,150,000	6,393,110
Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue, National Insured) ±	4.25	1-1-2016	440,000	471,240
Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue)	5.75	1-1-2025	2,000,000	2,109,760
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	5.00	1-1-2033	2,740,000	2,632,811
Dallas TX Independent School District School Building (GO, Permanent School Fund Insured)	6.38	2-15-2034	10,000,000	11,578,100
Dallas-Fort Worth TX International Airport AMT Series A (Airport Revenue)	5.00	11-1-2038	10,000,000	9,403,700
Dallas-Fort Worth TX International Airport AMT Series D (Airport Revenue)	5.00	11-1-2038	15,800,000	14,857,846
Dallas-Fort Worth TX International Airport Series F (Airport Revenue)	5.25	11-1-2033	4,000,000	4,161,800
Grand Parkway Transportation Corporation TX CAB Series B (Transportation Revenue) ¤	0.00	10-1-2029	1,015,000	638,039
Grand Parkway Transportation Corporation TX CAB Series B (Transportation Revenue) ¤	0.00	10-1-2030	2,000,000	1,245,300
Harris County TX Sports Authority Series A (Tax Revenue, National Insured)	5.00	11-15-2025	795,000	784,109
Harris County TX Sports Authority Series A (Tax Revenue, National Insured)	5.00	11-15-2028	3,305,000	3,248,683
Houston TX Housing Finance Corporation Cullen Park Apartments Series A (Housing Revenue, FNMA LIQ)	5.70	12-1-2033	965,000	975,808
Houston TX Water Conveyance Systems COP Series H (Miscellaneous Revenue, Ambac Insured)	7.50	12-15-2014	1,000,000	1,048,090
Houston TX Water Conveyance Systems COP Series H (Miscellaneous Revenue, Ambac Insured)	7.50	12-15-2015	1,400,000	1,529,612
La Vernia TX Higher Education Finance Corporation Series A (Education Revenue)	6.25	2-15-2017	620,000	667,703
La Vernia TX Higher Education Finance Lifeschools of Dallas Series A (Education Revenue)	6.25	8-15-2021	4,860,000	5,186,057
La Vernia TX Higher Education Finance Lifeschools of Dallas Series A (Education Revenue)	7.50	8-15-2041	6,500,000	6,984,445
Lewisville TX Combination Special Assessment Capital Improvement District 4 (Miscellaneous Revenue)	6.75	10-1-2032	2,210,000	2,223,039
Lewisville TX Combination Unrefunded Balance Refunding & Capital Special Assessment (Miscellaneous Revenue, ACA Insured)	6.13	9-1-2029	3,395,000	3,433,703
Little Elm TX Independent School District (GO)	5.00	8-15-2037	8,000,000	8,477,600
Lower Colorado TX River Authority Series A (Utilities Revenue)	5.00	5-15-2033	2,475,000	2,519,352
Lower Colorado TX River Authority Series A (Utilities Revenue)	5.00	5-15-2036	8,855,000	8,913,797
Lower Colorado TX River Authority Series A (Miscellaneous Revenue)	6.50	5-15-2037	5,000,000	5,262,950
Lower Colorado TX River Authority Unrefunded Balance (Miscellaneous Revenue)	7.25	5-15-2037	95,000	100,950
Newark TX ECFA A.W. Brown-Fellowship Leadership Academy Project Series A (Education Revenue)	6.00	8-15-2032	1,750,000	1,765,715
Newark TX ECFA A.W. Brown-Fellowship Leadership Academy Project Series A (Education Revenue)	6.00	8-15-2042	2,330,000	2,283,004

22	Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (IDR) ø	0.75%	11-1-2040	$10,000,000	$10,000,000
San Leanna TX Education Facilities Corporation Street Edwards University Project (Education Revenue)	5.13	6-1-2022	1,735,000	1,813,960
San Leanna TX Education Facilities Corporation Street Edwards University Project (Education Revenue)	5.13	6-1-2023	1,000,000	1,039,000
San Leanna TX Education Facilities Corporation Street Edwards University Project (Education Revenue)	5.13	6-1-2024	750,000	773,228
Southeast Texas Housing Finance Corporation Mortgage-Backed Securities Purchase Program Series B (Housing Revenue, GNMA/FNMA Insured)	6.00	2-1-2036	364,730	379,618
Southeast Texas Housing Finance Corporation Mortgage-Backed Securities Purchase Program Series B (Housing Revenue, GNMA/FNMA Insured)	6.30	10-1-2035	162,029	166,994
Tarrant County TX Cultural Education Facilities Finance Corporation Air Force Village Obligation Group (Health Revenue)	5.00	5-15-2017	1,400,000	1,485,218
Tarrant County TX Cultural Education Facilities Finance Corporation Texas Health Resources Series A (Health Revenue)	5.00	2-15-2023	9,900,000	10,736,748
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation (Utilities Revenue)	5.50	8-1-2021	6,765,000	7,526,198
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation (Utilities Revenue)	5.50	8-1-2023	9,300,000	10,289,613
Texas Municipal Gas Acquisition & Supply Corporation (Utilities Revenue)	5.00	12-15-2028	17,000,000	16,649,120
Texas Municipal Gas Acquisition & Supply Corporation II Series A (Utilities Revenue) ±	0.86	9-15-2017	4,920,000	4,858,746
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2023	11,250,000	11,611,575
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2024	20,500,000	20,931,935
Texas Municipal Gas Acquisition & Supply Corporation III Series 2012 (Utilities Revenue)	5.00	12-15-2027	1,850,000	1,829,817
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue) ±	0.53	9-15-2017	15,780,000	15,731,555
Texas Municipal Gas Acquisition & Supply Corporation Series C (Utilities Revenue) ±	0.84	9-15-2027	5,000,000	4,021,350
Texas Municipal Gas Acquisition & Supply Corporation Series D (Utilities Revenue)	6.25	12-15-2026	29,500,000	33,495,185
Texas Municipal Power Agency (Utilities Revenue, National Insured) ¤	0.00	9-1-2015	40,000	39,721
Texas PFA Cosmos Foundation Series A (Education Revenue)	5.00	2-15-2018	1,515,000	1,551,860
Texas Private Activity Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	6.75	6-30-2043	4,000,000	4,178,440
Texas Private Activity Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	7.00	12-31-2038	12,500,000	13,377,000
Travis County TX Housing Finance Corporation Series A (Housing Revenue, GNMA Insured) ±	6.35	10-1-2034	418,493	418,614

				283,940,718

Utah: 0.81%
Spanish Fork City UT Charter School American Leadership Academy (Education Revenue) 144A	5.55	11-15-2021	1,280,000	1,272,666
Utah County UT Charter School Ronald Wilson Reagan Series A (Education Revenue)	5.75	2-15-2022	800,000	816,080
Utah State Charter School Finance Authority Early Light Academy Project (Education Revenue)	8.50	7-15-2046	6,480,000	7,081,733
Utah State Charter School Finance Authority Oquirrh Mountain Charter School Project (Education Revenue)	8.00	7-15-2030	2,075,000	2,205,580
Utah State Charter School Finance Authority Oquirrh Mountain Charter School Project (Education Revenue)	8.00	7-15-2041	3,910,000	4,130,915
West Valley City UT Charter School Monticello Academy (Education Revenue) 144A	6.38	6-1-2037	7,385,000	6,742,357

				22,249,331

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Municipal Bond Fund	23

Security name	Interest rate	Maturity date	Principal	Value

Vermont: 0.91%
Burlington VT International Airport Project Series A (Airport Revenue)	4.00%	7-1-2028	$2,215,000	$1,771,513
Burlington VT International Airport Project Series A (Airport Revenue)	5.00	7-1-2022	6,150,000	6,220,233
Vermont Student Assistance Corporation Education Loan Revenue Series B Class A2 (Education Revenue) ±	3.24	12-3-2035	16,800,000	16,908,528

				24,900,274

Virgin Islands: 1.22%
Virgin Islands PFA Matching Fund Loan Senior Lien Series 2010A (Tax Revenue)	5.00	10-1-2025	4,000,000	4,148,640
Virgin Islands PFA Matching Fund Loan Senior Lien Series 2010A (Tax Revenue)	5.00	10-1-2025	5,150,000	5,206,187
Virgin Islands PFA Matching Fund Loan Senior Lien Series 2010A (Water & Sewer Revenue)	5.25	10-1-2018	435,000	451,434
Virgin Islands PFA Matching Fund Loan Senior Lien Series 2010A (Water & Sewer Revenue)	5.25	10-1-2019	300,000	311,334
Virgin Islands PFA Matching Fund Loan Senior Lien Series 2010A (Miscellaneous Revenue)	6.75	10-1-2037	5,750,000	6,214,715
Virgin Islands PFA Series C (Miscellaneous Revenue)	5.00	10-1-2018	8,860,000	9,685,752
Virgin Islands PFA Series C (Miscellaneous Revenue)	5.00	10-1-2022	7,000,000	7,225,190

				33,243,252

Virginia: 0.71%
Dulles VA Town Center CDA (Miscellaneous Revenue)	4.00	3-1-2018	2,025,000	1,984,419
Dulles VA Town Center CDA (Miscellaneous Revenue)	4.00	3-1-2019	1,590,000	1,533,650
Dulles VA Town Center CDA (Miscellaneous Revenue)	5.00	3-1-2021	1,395,000	1,381,510
Dulles VA Town Center CDA (Miscellaneous Revenue)	5.00	3-1-2022	1,100,000	1,079,628
Fairfax County VA Redevelopment & Housing Authority Housing for the Elderly Series A (Housing Revenue, FHA Insured)	6.00	9-1-2016	500,000	501,815
King & Queen County VA IDA Public Facilities Lease King & Queen Courts Complex Series A (Miscellaneous Revenue, Radian Insured)	5.63	7-15-2017	820,000	821,738
Marquis VA CDA CAB Series C (Tax Revenue) ¤(i)	0.00	9-1-2041	1,824,000	174,630
Marquis VA CDA Series B (Tax Revenue) (i)	5.63	9-1-2041	1,310,000	1,036,433
Prince William County VA County Facilities (Miscellaneous Revenue)	5.00	10-1-2024	2,560,000	2,922,368
Reynolds Crossing VA CDA Reynolds Crossing Project (Miscellaneous Revenue)	5.10	3-1-2021	1,796,000	1,810,027
Riverside VA Regional Jail Authority (Miscellaneous Revenue)	5.00	7-1-2025	3,435,000	3,704,338
Suffolk VA Redevelopment & Housing Authority MFHR Hope Village Apartments Project (Housing Revenue, FNMA LIQ)	5.10	2-1-2014	170,000	170,551
Virginia Resources Authority Unrefunded Balance Series A (Utilities Revenue, National Insured)	5.50	5-1-2016	30,000	30,130
Watkins Centre VA CDA (Miscellaneous Revenue)	5.40	3-1-2020	940,000	922,084
Winchester VA IDA Winchester Medical Center Incorporated (Health Revenue, Ambac Insured) ±	5.50	1-1-2015	715,000	729,536
Winchester VA IDA Winchester Medical Center Incorporated (Health Revenue, Ambac Insured) ±	5.50	1-1-2015	515,000	525,470

				19,328,327

Washington: 0.40%
Port Seattle WA Seatac Fuel Facilities LLC Project (Miscellaneous Revenue)	5.00	6-1-2029	1,660,000	1,673,579
Port Seattle WA Seatac Fuel Facilities LLC Project (Miscellaneous Revenue)	5.00	6-1-2030	2,000,000	2,001,400
Spokane WA Housing Finance Commission Riverview Retirement Community Project (Health Revenue)	5.00	1-1-2023	1,895,000	1,881,451

24	Wells Fargo Advantage Municipal Bond Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Washington (continued)
Washington Health Care Facilities Central Washington Health Services (Health Revenue)	7.00%	7-1-2039	$5,000,000	$5,322,600

				10,879,030

West Virginia: 0.10%
Ohio County WV Fort Henry Center Financing District Series A (Tax Revenue)	5.00	6-1-2015	215,000	216,275
West Virginia Hospital Finance Authority Improvement Series D (Health Revenue, AGM Insured)	5.50	6-1-2033	2,305,000	2,391,161
				2,607,436

Wisconsin: 1.49%
Milwaukee WI RDA Science Education Consortioum Project (Education Revenue)	6.00	8-1-2033	2,120,000	2,115,039
Milwaukee WI RDA Science Education Consortioum Project (Education Revenue)	6.25	8-1-2043	4,650,000	4,653,023
Wisconsin Airport Facilities PFA Senior Obligation Group Series B (Airport Revenue)	5.00	7-1-2022	14,430,000	14,098,254
Wisconsin HEFA Aurora Health Care Incorporated Series A (Health Revenue)	5.25	4-15-2024	1,000,000	1,055,330
Wisconsin HEFA Froedtert Health Series A (Health Revenue)	5.00	4-1-2042	5,440,000	5,279,411
Wisconsin HEFA Series M (Health Revenue, National Insured) ±(m)(n)	0.18	6-1-2019	7,000,000	6,737,500
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	6.00	8-1-2023	470,000	469,633
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	6.75	8-1-2033	1,430,000	1,430,386
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	7.00	8-1-2043	1,575,000	1,572,921
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	7.20	8-1-2048	940,000	935,403
Wisconsin Public Finance Authority Voyager Foundation Incorporated Project Series A (Education Revenue)	6.20	10-1-2042	2,815,000	2,521,536

				40,868,436

Wyoming: 0.08%
West Park Hospital District Wyoming Series B (Health Revenue)	6.50	6-1-2027	500,000	544,415
Wyoming CDA (Education Revenue)	6.50	7-1-2043	1,600,000	1,637,104

				2,181,519

Total Municipal Obligations (Cost $2,704,996,319)				2,703,521,210

	Yield		Shares

Short-Term Investments: 0.05%

Investment Companies: 0.05%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)##	0.01		1,476,366	1,476,366

Total Short-Term Investments (Cost $1,476,366)				1,476,366

Total investments in securities (Cost $2,706,472,685) *	98.92%	2,704,997,576
Other assets and liabilities, net	1.08	29,563,727

Total net assets	100.00%	$2,734,561,303

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Municipal Bond Fund	25

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.

(h)	Underlying security in an inverse floater structure

(x)	Inverse floating rate security

¤	Security issued in zero coupon form with no periodic interest payments.

(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

(i)	Illiquid security

%%	Security issued on a when-issued basis.

(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

##	All or a portion of this security has been segregated for when-issued securities.

*	Cost for federal income tax purposes is $2,707,650,014 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$75,916,107
Gross unrealized depreciation	(78,568,545)

Net unrealized depreciation	$(2,652,438)

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	1

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 98.10%

Alabama: 1.54%
Alabama 21st Century Authority Tobacco Series A (Tobacco Revenue)	3.00%	6-1-2014	$2,500,000	$2,526,475
Alabama Health Care Authority for Baptist Health Series B (Health Revenue, AGM Insured) ±(m)	0.77	11-15-2037	11,125,000	11,125,000
Alabama HFA MFHR American Hellenic Educational Progressive Association 310 Apartments Project Series 2013-A (Housing Revenue)	0.50	12-1-2014	4,600,000	4,601,012
Chatom AL Industrial Development Board Alabama Electric Series A (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation SPA) ±	0.60	8-1-2037	15,250,000	15,250,305
Chatom AL Industrial Development Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series A (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation SPA) ±	0.60	11-15-2038	46,630,000	46,625,319
Health Care Authority for Baptist Health Series B (Health Revenue) ø	0.50	11-1-2042	10,000,000	10,000,000
Jefferson County AL Sewer Sub Lien Series D (GO)	5.00	10-1-2015	500,000	522,700
Jefferson County AL Sewer Sub Lien Series D (GO)	5.00	10-1-2016	1,000,000	1,063,670
Jefferson County AL Sewer Sub Lien Series D (GO)	5.00	10-1-2017	1,750,000	1,883,805

				93,598,286

Alaska: 0.65%
Alaska Housing Finance Corporation Series A (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.26	12-1-2041	22,200,000	22,200,000
Alaska Housing Finance Corporation Series B (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.02	12-1-2041	1,500,000	1,500,000
Alaska Housing Finance Corporation Series D (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.23	12-1-2041	13,400,000	13,400,000
Alaska Railroad Corporation Capital Grant Receipt Section 5307 & 5309 Formula Funds (Miscellaneous Revenue, National Insured)	5.00	8-1-2015	2,000,000	2,132,960

				39,232,960

Arizona: 1.89%
Arizona School Facilities Board State School Trust (Miscellaneous Revenue, Ambac Insured)	5.00	7-1-2017	5,500,000	6,088,500
Glendale AZ (GO)	4.00	7-1-2015	5,645,000	5,938,145
Maricopa County AZ Pollution Control Arizona Public Service Company Series E (IDR) ±	6.00	5-1-2029	1,000,000	1,017,440
Navajo Tribal Utility Authority Series A (Utilities Revenue)	2.50	9-1-2015	20,500,000	20,762,605
Phoenix AZ IDA Various Republic Services Incorporated Projects (IDR) ø	0.70	12-1-2035	15,000,000	15,000,000
Scottsdale AZ IDA Healthcare Series A (Health Revenue)	5.00	9-1-2016	3,000,000	3,313,800
Scottsdale AZ IDA Healthcare Series F (Health Revenue, AGM Insured) ±(m)	0.85	9-1-2045	54,975,000	54,975,000
University of Arizona Medical Center Corporation (Health Revenue)	3.00	7-1-2014	600,000	605,760
University of Arizona Medical Center Corporation (Health Revenue)	4.00	7-1-2015	490,000	508,992
University of Arizona Medical Center Corporation (Health Revenue)	5.00	7-1-2016	700,000	755,230
University of Arizona Medical Center Corporation (Health Revenue)	5.00	7-1-2017	545,000	596,715
Yavapai County AZ IDA Waste Management Incorporated Project Series A2 (Resource Recovery Revenue) ±	0.85	3-1-2028	5,140,000	5,138,047

				114,700,234

Arkansas: 0.01%
Springdale AR Sales & Use Tax Refunding & Improvement (Tax Revenue)	2.00	11-1-2016	840,000	869,526

2	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

California: 12.26%
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series C (Transportation Revenue) ±	0.97%	4-1-2045	$1,500,000	$1,498,185
California (GO) ±	4.00	12-1-2026	86,860,000	93,610,759
California Department of Water Resources Center Valley Project Water System Series AL (Water & Sewer Revenue)	5.00	12-1-2014	2,000,000	2,090,180
California Department of Water Resources Center Valley Project Water System Series AM (Water & Sewer Revenue)	5.00	12-1-2014	3,000,000	3,135,270
California HFFA San Diego Hospital Series A (Health Revenue, National Insured) ±(m)(n)	0.08	7-15-2018	4,400,000	4,158,000
California HFFA St. Joseph Health System Series B (Health Revenue) ±	5.00	7-1-2043	6,000,000	6,889,680
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-1 (Miscellaneous Revenue) ±	0.56	4-1-2038	19,950,000	19,963,367
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-3 (Miscellaneous Revenue) ±	0.56	4-1-2038	38,400,000	38,425,728
California Municipal Finance Authority Northbay Healthcare Series A (Health Revenue) ±	2.16	11-1-2027	9,000,000	9,030,240
California Municipal Finance Authority Northbay Healthcare Series B (Resource Recovery Revenue)	5.00	11-1-2015	1,455,000	1,541,354
California Municipal Finance Authority Republic Services (Resource Recovery Revenue) ø	0.60	9-1-2021	24,750,000	24,750,000
California PCFA Refinance Republic Services Series B (Resource Recovery Revenue) ø144A	0.45	8-1-2024	3,500,000	3,500,000
California PCFA Waste Management Services Incorporated Series A (Resource Recovery Revenue) ±	0.85	11-1-2038	11,500,000	11,491,950
California PFOTER 4369 (GO, AGM Insured, Dexia Credit Local LIQ) ø	0.41	8-1-2032	10,580,000	10,580,000
California PFOTER DCL-009 (GO, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) 144Aø	0.41	8-1-2027	13,610,000	13,610,000
California PFOTER DCL-011 (GO, Dexia Credit Local LOC, AGM Insured) 144Aø	0.41	8-1-2027	10,975,000	10,975,000
California Refunding Series A (Miscellaneous Revenue) ±	0.74	5-1-2033	60,000,000	60,213,000
California Statewide CDA Health Facilities Casa De Cortez Apartment Project Series P (Housing Revenue)	0.60	9-1-2014	3,200,000	3,200,608
California Statewide CDA Health Facilities Catholic Series D (Health Revenue, AGM Insured) ±(m)	0.60	7-1-2041	42,950,000	42,950,000
California Statewide CDA Health Facilities Catholic Series E (Health Revenue, AGM Insured) ±(m)	0.60	7-1-2040	29,825,000	29,825,000
California Statewide CDA Health Facilities Catholic Series F (Health Revenue, AGM Insured) ±(m)	0.30	7-1-2040	13,150,000	13,150,000
California Statewide CDA Thomas Jefferson School of Law Series B (Education Revenue)	4.88	10-1-2031	3,955,000	4,206,063
Compton CA TRAN Series A (Miscellaneous Revenue)	3.75	6-1-2014	3,650,000	3,644,963
Contra Costa County CA Transportation Authority Series A (Tax Revenue) ±	0.48	3-1-2034	29,000,000	28,882,550
Foothill/Eastern Transportation Corridor Agency California Toll Road Redevelopment (Transportation Revenue) ¤	0.00	1-15-2034	9,950,000	3,009,676
Foothill/Eastern Transportation Corridor Agency California Toll Road Redevelopment (Transportation Revenue) ¤	0.00	1-15-2031	18,000,000	6,538,680
Foothill/Eastern Transportation Corridor Agency California Toll Road Redevelopment (Transportation Revenue) ¤	0.00	1-15-2037	2,000,000	504,400
Foothill/Eastern Transportation Corridor Agency California Toll Road Redevelopment (Transportation Revenue, National Insured)	5.13	1-15-2015	250,000	251,005
Golden State Tobacco Securitization Corporation California Enhanced Asset Backed Revenue Bonds Series A (Tobacco Revenue, Ambac Insured)	4.00	6-1-2014	1,000,000	1,014,130

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	3

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Golden State Tobacco Securitization Corporation California Series 2954 (Tobacco Revenue, Morgan Stanley Bank LIQ) 144Aø	0.66%	6-1-2047	$25,000,000	$25,000,000
Golden State Tobacco Securitization Corporation California Tobacco Settlement ROC RR-II-R-11442 (Tobacco Revenue, AGC Insured, Citibank NA LIQ) 144Aø	0.51	6-1-2035	17,645,000	17,645,000
Hemet CA Unified School District COP (Miscellaneous Revenue) ±	0.91	10-1-2036	9,215,000	9,215,553
Inland Valley CA Development Agency Series A (Tax Revenue) ±	4.00	3-1-2041	56,000,000	56,311,360
Irvine CA Improvement Bond Act of 1915 Limited Obligation District 13-1 (Miscellaneous Revenue)	2.00	9-2-2014	1,000,000	1,008,770
Long Beach CA Bond Finance Authority Natural Gas Purchase Series A (Utilities Revenue)	5.00	11-15-2014	2,340,000	2,420,262
Los Angeles County CA Metropolitan Transportation Authority Series A (Tax Revenue)	5.00	7-1-2015	3,000,000	3,215,580
Los Angeles County CA Metropolitan Transportation Authority Series A (Tax Revenue)	5.00	7-1-2016	3,280,000	3,654,937
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	0.77	7-1-2017	45,600,000	44,230,632
Oakland CA Unified School District Election of 2012 (GO)	4.00	8-1-2014	3,825,000	3,895,724
Oxnard CA Harbor District Series A (Airport Revenue)	5.00	8-1-2016	1,150,000	1,243,012
Palomar Pomerado CA Health Care District COP Series A (Health Revenue, AGM Insured) ±(m)	1.20	11-1-2036	34,000,000	34,000,000
Palomar Pomerado CA Health Care District COP Series B (Health Revenue, AGM Insured) ±(m)	1.25	11-1-2036	31,700,000	31,700,000
Palomar Pomerado CA Health Care District COP Series C (Health Revenue, AGM Insured) ±(m)	0.99	11-1-2036	26,150,000	26,150,000
Sacramento CA SFMR PFOTER 2327 (Housing Revenue, FNMA/GNMA Insured, Dexia Credit Local SPA) ø	0.40	10-1-2023	8,375,000	8,375,000
Sacramento CA Unified School District COP Series A (Miscellaneous Revenue, AGM Insured) ±	3.06	3-1-2040	22,755,000	22,792,091
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2014	305,000	311,054

				743,808,763

Colorado: 2.30%
Arapahoe County CO IDK Partners I Trust Series A Class A (Housing Revenue, GNMA Insured)	5.25	11-1-2019	41,330	41,628
Arkansas River Power Authority Colorado PFOTER PT-3575 (Utilities Revenue, Syncora Guarantee Incorporated Insured, Dexia Credit Local LIQ) 144Aø	0.47	10-1-2021	8,535,000	8,535,000
Colorado Health Facilities Authority Christian Living Community Series A (Health Revenue)	7.25	1-1-2019	260,000	262,600
Colorado Health Facilities Authority Christian Living Community Series A (Health Revenue)	8.25	1-1-2024	265,000	267,650
Colorado Health Facilities Authority Christian Living Community Series A (Health Revenue)	9.00	1-1-2034	1,760,000	1,777,600
Colorado Health Facilities Authority Covenant Retirement Community Series RC (Health Revenue)	3.00	12-1-2014	2,000,000	2,029,720
Colorado Springs CO Utilities Various Sub Lien Improvement Series B (Utilities Revenue, Bayerische Landesbank SPA) ø	0.25	11-1-2036	21,090,000	21,090,000
Denver CO City & County Airport Sub Series A (Airport Revenue)	4.00	11-15-2015	200,000	211,378
Denver CO City & County Airport Sub Series A (Airport Revenue)	4.00	11-15-2016	450,000	490,338
Denver CO City & County Airport Sub Series A (Airport Revenue)	5.00	11-15-2016	250,000	276,778
Denver CO City & County Airport Sub Series A (Airport Revenue)	5.00	11-15-2017	400,000	448,220
Denver CO City & County Airport Sub Series A (Airport Revenue)	5.00	11-15-2018	500,000	563,665

4	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Colorado (continued)
Denver CO City & County Airport Sub Series B (Airport Revenue)	3.00%	11-15-2015	$100,000	$104,428
Denver CO City & County Airport Sub Series B (Airport Revenue)	5.00	11-15-2017	600,000	684,054
Denver CO City & County Airport Sub Series B (Airport Revenue)	5.00	11-15-2018	600,000	687,816
Denver CO City & County Airport Sub Series F2 (Airport Revenue, AGM Insured) ±(m)	0.30	11-15-2025	7,900,000	7,900,000
Denver CO City & County Airport Sub Series G1 (Airport Revenue, AGM Insured, Morgan Stanley Bank SPA) ø	0.25	11-15-2025	44,165,000	44,165,000
Denver CO City & County Airport Sub Series G2 (Airport Revenue, AGM Insured, Morgan Stanley Bank SPA) ø	0.25	11-15-2025	26,605,000	26,605,000
E 470 Colorado Public Highway Authority Capital Appreciation Series B (Transportation Revenue) ¤	0.00	9-1-2014	20,000,000	19,863,400
University of Colorado Enterprise System Series 2007-A (Education Revenue, National Insured, Dexia Credit Local LIQ) ø	0.31	6-1-2026	3,720,000	3,720,000

				139,724,275

Connecticut: 2.07%
Connecticut Economic Recovery Notes Series A-1 (GO) ø	0.44	7-1-2016	8,445,000	8,445,000
Connecticut Economic Recovery Notes Series A-2 (GO) ø	0.44	1-1-2017	13,000,000	13,000,000
Connecticut Economic Recovery Notes Series A-3 (GO) ø	0.44	7-1-2017	20,000,000	20,000,000
Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	4.00	7-1-2014	420,000	427,543
Connecticut Series A (Miscellaneous Revenue) ±	0.76	3-1-2016	25,000,000	25,042,250
Connecticut Series A (Miscellaneous Revenue) ±	0.98	5-15-2018	7,000,000	7,027,790
Connecticut Series D (Miscellaneous Revenue) ±	0.51	8-15-2015	12,000,000	12,008,160
Connecticut Series D (Miscellaneous Revenue) ±	0.65	8-15-2016	5,500,000	5,515,290
Connecticut Series D (Miscellaneous Revenue) ±	0.75	8-15-2017	14,855,000	14,859,902
Connecticut Series D (Miscellaneous Revenue) ±	0.94	8-15-2018	6,000,000	6,016,320
New Haven CT Series A (GO)	5.00	8-1-2015	3,000,000	3,193,380
New Haven CT Series A (GO)	5.00	8-1-2016	5,680,000	6,223,008
Waterbury CT (GO)	4.00	2-1-2016	850,000	906,627
Waterbury CT (GO)	5.00	2-1-2017	1,350,000	1,510,826
Waterbury CT (GO)	5.00	2-1-2018	1,215,000	1,386,995

				125,563,091

District of Columbia: 1.13%
District of Columbia Children’s Research Center (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.24	4-1-2038	5,935,000	5,935,000
District of Columbia Income Tax Refunding Secured Series B (Tax Revenue) ±	0.66	12-1-2015	30,000,000	30,112,200
District of Columbia Population Services International (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.24	11-1-2042	19,700,000	19,700,000
District of Columbia Water & Sewer Authority Public Utility Index Sub Lien Sub Series B-1 (Water & Sewer Revenue) ±	0.54	10-1-2044	12,650,000	12,667,837

				68,415,037

Florida: 5.89%
Citizens Property Insurance Corporation of Florida (Miscellaneous Revenue, AGM Insured) ±	1.71	6-1-2014	62,000,000	62,303,800
Florida Department of Environmental Protection Everglades Restoration Class B (Tax Revenue, AGM Insured) ø	0.28	7-1-2027	20,545,000	20,545,000
Florida PFOTER 4638 (Miscellaneous Revenue, Dexia Credit Local LIQ) 144Aø	0.34	7-1-2036	43,580,000	43,580,000
Florida Space Coast Infrastructure Agency I-95 Brevard County DBF Project (IDR)	3.00	12-15-2015	1,660,000	1,714,896
Gulf Breeze FL Local Government Loan Series FG&H (Miscellaneous Revenue) ±	1.75	12-1-2020	7,500,000	7,525,575

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	5

Security name	Interest rate	Maturity date	Principal	Value

Florida (continued)
Gulf Breeze FL Local Government Loan Series K (Miscellaneous Revenue) ±	1.40%	12-1-2020	$1,000,000	$1,011,800
Lakeland FL Energy System (Utilities Revenue) ±	0.81	10-1-2017	5,220,000	5,232,893
Lakeland FL Energy System (Utilities Revenue) ±	1.16	10-1-2014	13,350,000	13,395,657
Lee County FL IDA Shell Point Alliance Community Project (Miscellaneous Revenue)	5.00	11-15-2015	2,245,000	2,321,106
Lee County FL Solid Waste System Series A (Resource Recovery Revenue, Ambac Insured)	5.00	10-1-2016	4,535,000	4,940,384
Miami FL HFA Jewish Home & Hospital Project (Health Revenue, SunTrust Bank LOC) ø	0.24	8-1-2026	17,620,000	17,620,000
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, AGM Insured, Citibank NA LIQ) 144Aø	0.26	7-1-2018	330,000	330,000
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, Dexia Credit Local LOC, Dexia Credit Local LIQ) 144Aø	0.68	10-13-2023	16,445,000	16,445,000
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) 144Aø	0.70	3-8-2030	18,415,000	18,415,000
Miami-Dade County FL Expressway Authority Toll System Series 2012 (Transportation Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) 144Aø	0.72	8-1-2028	10,000,000	10,000,000
Miami-Dade County FL Expressway Authority Toll System Series DCL-2012-003 (Transportation Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) 144Aø	0.74	3-8-2026	50,620,000	50,620,000
Miami-Dade County FL International Airport Series 2008-1139X (Airport Revenue, AGM Insured, Bank of America NA LIQ) 144Aø	0.41	10-1-2033	7,500,000	7,500,000
Miami-Dade County FL School Board Master Equipment Lease Purchase (Miscellaneous Revenue) 144A	3.59	3-3-2016	6,931,886	7,037,735
Miami-Dade County FL School Board Series A (Miscellaneous Revenue) ±	5.00	5-1-2031	17,810,000	18,079,643
Okeechobee County FL Disposal Waste Management Landfill Series A (Resource Recovery Revenue) ±	2.25	7-1-2039	2,250,000	2,275,200
Orange County FL Health Facilities Authority Lakeside Health Facility (Health Revenue, SunTrust Bank LOC) ø	0.24	7-1-2027	3,285,000	3,285,000
Palm Beach County FL Public Improvement COP (Miscellaneous Revenue) 144A	3.04	2-1-2014	6,298,674	6,307,240
Pasco County FL School Board Certificates Series B (Education Revenue, Ambac Insured) ±(m)	1.25	8-1-2030	21,875,000	21,875,000
Pasco County FL School District (Education Revenue)	3.00	10-1-2016	1,250,000	1,328,863
Saint Petersburg FL Health Facilities Authority All Children’s Series B (Health Revenue, Ambac Insured) ±(m)	0.60	11-15-2034	4,175,000	4,175,000
Volusia County FL School Board (Tax Revenue, AGM Insured)	5.00	10-1-2014	9,500,000	9,772,840

				357,637,632

Georgia: 2.12%
Atlanta GA Urban Residential Providence Cascade Apartment Project (Housing Revenue)	0.70	12-1-2015	9,500,000	9,535,245
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project Series 2012 (Utilities Revenue) ±	1.75	12-1-2049	4,600,000	4,629,164
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project Series 2012 (IDR) ±	1.75	12-1-2049	5,100,000	5,132,334
Georgia Series G (GO) ±	0.46	12-1-2026	106,305,000	106,280,550
Main Street Natural Gas Incorporated Georgia Gas Project Series B (Utilities Revenue)	5.00	3-15-2014	1,150,000	1,159,775
Main Street Natural Gas Incorporated Georgia Gas Project Series B (Utilities Revenue)	5.00	3-15-2016	1,775,000	1,906,031

				128,643,099

6	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Guam: 0.09%
Guam International Airport Authority Series 2013-A (Airport Revenue)	5.00%	10-1-2017	$850,000	$913,427
Guam International Airport Authority Series A (Airport Revenue)	3.00	10-1-2014	250,000	252,623
Guam International Airport Authority Series A (Airport Revenue)	4.00	10-1-2015	300,000	310,338
Guam International Airport Authority Series B (Airport Revenue)	3.00	10-1-2014	400,000	404,196
Guam International Airport Authority Series B (Airport Revenue)	4.00	10-1-2015	500,000	517,230
Guam International Airport Authority Series C (Airport Revenue)	5.00	10-1-2017	2,750,000	2,895,118

				5,292,932

Hawaii: 0.03%
Hawaii Department of Transportation Airports Division Lease AMT (Transportation Revenue)	4.00	8-1-2018	1,000,000	1,071,570
Hawaii Department of Transportation Airports Division Lease AMT (Transportation Revenue)	5.00	8-1-2017	425,000	471,253

				1,542,823

Illinois: 7.76%
BB&T Municipal Trust Class B (GO, Rabobank LOC) ±	0.41	1-1-2014	415,000	414,992
BB&T Municipal Trust Class C (GO, Rabobank LOC) ±	0.56	12-1-2015	37,685,000	37,656,736
Belleville IL Series B (GO)	2.25	1-1-2015	1,530,000	1,555,597
Chicago IL (Tax Revenue, JPMorgan Chase & Company SPA) ø	0.25	1-1-2034	13,925,000	13,925,000
Chicago IL (GO)	5.25	1-1-2017	500,000	553,095
Chicago IL Series B-3 (GO, JPMorgan Chase & Company SPA) ø	0.40	1-1-2034	14,370,000	14,370,000
Chicago IL Board of Education Series A (GO, Ambac Insured) ¤	0.00	12-1-2016	6,745,000	6,302,730
Chicago IL Board of Education Series A (GO, National Insured)	5.00	12-1-2016	1,595,000	1,654,876
Chicago IL Board of Education Series A (GO, Ambac Insured)	5.25	12-1-2015	1,000,000	1,073,360
Chicago IL Board of Education Series A (GO, National Insured)	5.25	12-1-2017	1,645,000	1,844,390
Chicago IL Board of Education Series A-1 (GO) ±	0.70	3-1-2026	52,235,000	50,751,526
Chicago IL Board of Education Series A-2 (GO) ¤	0.00	12-1-2014	2,000,000	1,976,940
Chicago IL Board of Education Series A-2 (GO) ±	0.81	3-1-2035	72,320,000	71,757,350
Chicago IL Board of Education Series B (GO, Ambac Insured)	5.00	12-1-2017	600,000	667,104
Chicago IL Board of Education Series C (GO)	5.00	12-1-2017	1,520,000	1,689,997
Chicago IL Board of Education Series F (GO)	5.00	12-1-2016	1,000,000	1,096,690
Chicago IL Finance Authority Columbia College (Education Revenue)	4.00	12-1-2014	1,560,000	1,591,715
Chicago IL Park District Harbor Facilities Series D (GO)	4.00	1-1-2016	1,000,000	1,064,810
Chicago IL Park District Limited Tax Series A (GO)	4.00	1-1-2016	600,000	638,886
Chicago IL Park District Series C (GO)	2.00	1-1-2015	2,530,000	2,568,836
Chicago IL Park District Series D (GO)	2.00	1-1-2015	2,995,000	3,040,973
Chicago IL Series A (GO, AGM Insured)	5.00	1-1-2016	2,100,000	2,184,441
Chicago IL Series D (GO)	5.25	1-1-2017	1,210,000	1,342,241
Chicago IL Various Projects Series B-1 (GO, JPMorgan Chase & Company SPA) ø	0.40	1-1-2034	18,880,000	18,880,000
Cook County IL Series A (GO, Ambac Insured)	5.00	11-15-2014	1,150,000	1,179,544
Illinois (GO)	2.50	7-1-2017	3,000,000	3,079,140
Illinois (GO)	4.00	3-1-2014	6,000,000	6,035,940
Illinois (GO)	4.00	8-1-2014	750,000	765,195
Illinois (GO)	4.00	7-1-2015	12,000,000	12,549,360
Illinois (GO)	4.00	7-1-2016	10,000,000	10,664,600
Illinois (GO, Ambac Insured)	5.00	4-1-2014	890,000	900,155
Illinois (GO)	5.00	7-1-2017	10,000,000	11,127,500
Illinois (GO)	5.00	9-1-2017	3,000,000	3,163,260

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Illinois (GO)	5.00%	1-1-2018	$5,000,000	$5,288,600
Illinois Education Authority Adjusted Medical Terminal Field Museum (Miscellaneous Revenue) ±	4.45	11-1-2036	3,000,000	3,092,700
Illinois Finance Authority Children’s Memorial Hospital Series A (Health Revenue, AGM Insured, Bank of America NA LIQ) 144Aø	0.33	8-15-2047	8,375,000	8,375,000
Illinois Finance Authority Revenue DePaul University (Education Revenue)	5.00	10-1-2016	1,850,000	2,056,331
Illinois Series A (Tax Revenue)	4.00	1-1-2017	12,935,000	13,892,061
Illinois Series A (Tax Revenue)	5.00	6-1-2017	250,000	277,840
Illinois Series B (Miscellaneous Revenue)	5.00	1-1-2014	3,300,000	3,300,000
Illinois Series B (Miscellaneous Revenue)	5.00	3-1-2014	2,000,000	2,015,300
Illinois Toll Highway Authority Series B (Transportation Revenue, AGM Insured) ø	0.35	1-1-2016	6,000,000	6,000,000
Illinois Toll Highway Authority Series B (Transportation Revenue, AGM Insured) ø	0.35	1-1-2017	28,350,000	28,350,000
Illinois Unemployment Insurance Fund Series A (Miscellaneous Revenue)	4.00	12-15-2014	1,000,000	1,036,090
Illinois Unemployment Insurance Fund Series A (Miscellaneous Revenue)	4.00	12-15-2015	2,750,000	2,940,960
Illinois Unemployment Insurance Fund Series A (Miscellaneous Revenue)	5.00	6-15-2014	6,900,000	7,051,179
Illinois Unemployment Insurance Fund Series A (Miscellaneous Revenue)	5.00	12-15-2014	7,310,000	7,643,555
Illinois Unemployment Insurance Fund Series A (Miscellaneous Revenue)	5.00	6-15-2015	10,100,000	10,785,083
Illinois Unrefunded Balance Series A (Miscellaneous Revenue)	5.00	10-1-2016	5,560,000	5,579,349
Lake County IL Community High School District #117 CAB Series B (GO, National Insured) ¤	0.00	12-1-2015	6,545,000	6,379,739
Metropolitan Pier & Exposition Unrefunded Balance Capital (Tax Revenue, National/FGIC Insured) ¤	0.00	6-15-2017	1,915,000	1,791,559
Metropolitan Pier & Exposition Unrefunded CAB McCormick Place Expansion Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2014	14,350,000	14,254,860
Regional Transportation Authority Illinois Refunding Balance Series B (Tax Revenue) ø	0.55	6-1-2025	44,305,000	44,305,000
Rock Island County IL Metropolitan Airport Authority Series A (GO, AGM Insured)	3.80	12-1-2015	1,700,000	1,769,581
Rosemont IL CAB Series A (GO, National Insured) ¤	0.00	12-1-2014	3,750,000	3,726,488
Springfield IL (Utilities Revenue, National Insured)	3.80	3-1-2015	250,000	257,280
Springfield IL (Utilities Revenue)	5.00	3-1-2016	2,600,000	2,793,050

				471,028,584

Indiana: 1.99%
Indiana Bond Bank Common School Fund Advance Purchase Funding Series A (Miscellaneous Revenue, Ambac Insured)	5.00	2-1-2014	505,000	507,020
Indiana Bond Bank Special Program Gas Revenue (Utilities Revenue, JPMorgan Chase & Company LIQ) 144Aø	0.51	4-15-2017	700,000	700,000
Indiana EDFA AMT Republic Services Incorporated Project Series A (Resource Recovery Revenue) ø	0.62	5-1-2034	9,750,000	9,750,000
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series B (IDR)	5.00	1-1-2019	4,550,000	4,845,568
Indiana Finance Authority Various Lease Appropriation A-2 (Miscellaneous Revenue) ±	0.55	2-1-2035	62,100,000	62,120,493
Indiana Finance Authority Various Lease Appropriation A-3 (Miscellaneous Revenue) ±	0.55	2-1-2035	31,495,000	31,505,393
Indiana Transportation Finance Authority Series A (Miscellaneous Revenue)	6.80	12-1-2016	3,275,000	3,629,126
Indianapolis IN Thermal Energy System First Lein Series B (Utilities Revenue) ±	0.73	10-1-2034	8,000,000	8,003,520

				121,061,120

8	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Kansas: 0.01%
Labette County KS SFMR (Housing Revenue) ¤	0.00%	12-1-2014	$810,000	$808,186

Kentucky: 0.71%
Kenton County KY Airport Board Cincinnati Northern Kentucky Series A (Airport Revenue, National Insured)	5.63	3-1-2015	2,000,000	2,008,320
Kentucky Higher Education Student Loan Corporation Series 1 Class A-1 (Education Revenue) ±	0.74	5-1-2020	960,000	955,085
Kentucky Public Transportation Infrastructure Authority Tolls BAN Downtown Crossing Project Series A (Transportation Revenue)	5.00	7-1-2017	36,170,000	39,923,723
Warren County KY School District Finance (Miscellaneous Revenue, National Insured)	4.00	2-1-2014	250,000	250,755

				43,137,883

Louisiana: 2.42%
East Baton Rouge Parish LA Sewerage Commission Series A (Water & Sewer Revenue) ±	0.92	2-1-2046	47,170,000	47,241,227
Louisiana Local Government Environmental & Community Development Authority Summit House Live Oak Manor (Housing Revenue) ±	0.70	3-1-2016	6,500,000	6,501,235
Orleans Parish LA Parishwide School District (GO, FGIC Insured) ¤	0.00	2-1-2015	7,715,000	7,232,813
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A1 (IDR) ø	0.35	11-1-2040	60,000,000	60,000,000
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series B1 (IDR) ø	0.35	11-1-2040	26,000,000	26,000,000

				146,975,275

Maine: 0.03%
Bucksport ME Solid Waste Disposal International Paper Series A (IDR)	4.00	3-1-2014	1,845,000	1,853,007

Massachusetts: 2.58%
Massachusetts Development Finance Agency Boston University Series U-6E (Education Revenue) ±	0.61	10-1-2042	14,000,000	13,961,360
Massachusetts Development Finance Agency Partners Healthcare Series K-3 (Health Revenue) ±	0.71	7-1-2038	32,720,000	32,719,673
Massachusetts HEFA Lahey Clinic Medical Center Series C (Health Revenue, National Insured)	5.00	8-15-2016	5,945,000	6,341,115
Massachusetts HEFA Lahey Clinic Medical Center Series C (Health Revenue, National Insured)	5.00	8-15-2018	2,780,000	2,950,887
Massachusetts HEFA Partners Healthcare Series G-2 (Health Revenue, AGM Insured) ±(m)	0.30	7-1-2042	23,630,000	23,630,000
Massachusetts HFA Series C (Health Revenue)	2.50	6-1-2014	500,000	503,280
Massachusetts PFOTER-PT-4406 (Tax Revenue, Dexia Credit Local LIQ) 144Aø	0.31	7-1-2030	12,950,000	12,950,000
Massachusetts Refinance Series A (GO) ø	0.54	2-1-2014	14,000,000	14,000,000
Massachusetts Refunding Balance Series A (GO) ±	0.54	2-1-2016	13,000,000	13,024,570
Massachusetts Series B (Miscellaneous Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) ø	0.18	11-1-2026	3,000,000	3,000,000
Massachusetts Water Resources Authority Series D (Water & Sewer Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) 144Aø	0.32	8-1-2025	7,920,000	7,920,000
Massachusetts Water Resources Authority Series DCL 005 (Water & Sewer Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) ø	0.32	8-1-2025	25,835,000	25,835,000

				156,835,885

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Michigan: 2.95%
Detroit MI (GO)	5.00%	11-1-2017	$7,485,000	$8,015,312
Detroit MI City School District Series DC8032 (GO, Dexia Credit Local LOC, AGM/Qualified School Board Loan Fund Insured, Dexia Credit Local LIQ) 144Aø	0.41	5-1-2029	11,300,000	11,300,000
Detroit MI City School District Series DCL 045 (GO, Dexia Credit Local LOC, AGM/Qualified School Board Loan Fund Insured, Dexia Credit Local LIQ) ø	0.71	5-1-2030	12,635,000	12,635,000
Detroit MI Sewage Disposal System Senior Lien Series A (Water & Sewer Revenue, National Insured)	5.00	7-1-2016	5,000,000	4,993,400
Detroit MI Sewage Disposal System Senior Lien Series A (Water & Sewer Revenue, National Insured)	5.50	7-1-2015	500,000	503,935
Detroit MI Sewage Disposal System Senior Lien Series A (Water & Sewer Revenue, National Insured)	5.50	7-1-2016	390,000	391,279
Detroit MI Sewage Disposal System Senior Lien Series A (Water & Sewer Revenue, National Insured)	5.50	7-1-2017	430,000	427,747
Detroit MI Sewage Disposal System Senior Lien Series B (Water & Sewer Revenue, National Insured)	5.50	7-1-2015	670,000	675,273
Detroit MI Sewage Disposal System Senior Lien Series B (Water & Sewer Revenue, National Insured)	5.50	7-1-2016	390,000	391,279
Detroit MI Sewage Disposal System Senior Lien Series A-1 (Water & Sewer Revenue, AGM Insured)	5.50	7-1-2017	250,000	252,405
Detroit MI Water & Sewage Disposal System Senior Lien Series A (Water & Sewer Revenue)	5.00	7-1-2014	1,000,000	999,760
Detroit MI Water & Sewage Disposal System Senior Lien Series A (Water & Sewer Revenue)	5.00	7-1-2015	1,000,000	999,220
Detroit MI Water & Sewage Disposal System Senior Lien Series A (Water & Sewer Revenue)	5.00	7-1-2017	1,000,000	998,160
Detroit MI Water Supply System (Water & Sewer Revenue, National Insured)	6.50	7-1-2015	375,000	379,661
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue)	5.00	7-1-2014	1,710,000	1,709,590
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2014	740,000	743,448
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2015	365,000	366,737
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, National Insured)	5.00	7-1-2016	250,000	249,670
Detroit MI Water Supply System Senior Lien Series A (Water & Sewer Revenue, National Insured)	6.00	7-1-2015	250,000	252,098
Detroit MI Water Supply System Senior Lien Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2017	16,000,000	15,887,680
Detroit MI Water Supply System Senior Lien Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2018	6,035,000	5,972,840
Detroit MI Water Supply System Senior Lien Series C (Water & Sewer Revenue)	5.25	7-1-2017	1,820,000	1,807,224
Detroit MI Water Supply System Senior Lien Series C (Water & Sewer Revenue)	5.25	7-1-2018	170,000	168,252
Michigan Comprehensive Transportation PFOTER 2754 (Tax Revenue, AGM Insured, Dexia Credit Local LIQ) ø	0.31	5-15-2023	1,070,000	1,070,000
Michigan Finance Authority Detroit School District (Miscellaneous Revenue)	5.00	6-1-2014	3,700,000	3,756,758
Michigan Finance Authority Detroit School District (Miscellaneous Revenue)	5.00	6-1-2015	3,400,000	3,562,622
Michigan Finance Authority Local Government Loan Program Series C (Miscellaneous Revenue)	3.00	11-1-2014	1,000,000	1,017,860
Michigan Finance Authority Local Government Loan Program Series C (Miscellaneous Revenue)	5.00	11-1-2015	1,500,000	1,604,895
Michigan Finance Authority Series C (Miscellaneous Revenue)	4.38	8-20-2014	10,500,000	10,668,630
Michigan PFOTER PT-4711 (GO, AGM/Qualified School Board Loan Fund Insured, Dexia Credit Local LIQ) 144Aø	0.99	5-1-2029	19,940,000	19,940,000

10	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Michigan State Hospital Finanace Authority Refunding Ascencion Health Series F-3 (Health Revenue) ±	2.63%	11-15-2047	$85,000	$85,919
Michigan Strategic Fund Limited Obligation Adjusted Refunding Balance Detroit Edison Series ET-1 (Utilities Revenue) ±	5.25	8-1-2029	2,150,000	2,208,996
Michigan Strategic Fund Limited Obligation Dow Chemical Series B2 (IDR)	6.25	6-1-2014	5,000,000	5,093,850
Saline MI School District (GO, Qualified School Board Loan Fund Insured) ±	0.61	5-1-2030	17,100,000	17,077,770
University of Michigan Series F (Education Revenue) ±	0.46	4-1-2043	42,470,000	42,523,937

				178,731,207

Minnesota: 0.38%
Minneapolis & St. Paul MN Housing & RDA Children’s Hospital Clinics Series A (Miscellaneous Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.15	8-15-2037	4,000,000	4,000,000
Minneapolis & St. Paul MN Housing & RDA Health Care Facilities Series A (Health Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.15	8-15-2034	2,250,000	2,250,000
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, Ambac Insured) ±(m)(n)	0.09	11-15-2017	9,800,000	9,359,000
Minneapolis MN Housing Authority Snelling Avenue Apartment Project (Housing Revenue)	0.50	3-1-2015	7,350,000	7,355,880

				22,964,880

Missouri: 0.26%
Missouri Development Finanace Board Independence Water System Series D (Miscellaneous Revenue)	2.00	11-1-2014	1,125,000	1,138,343
Missouri Development Finanace Board Independence Water System Series D (Miscellaneous Revenue)	2.00	11-1-2015	2,055,000	2,098,751
Missouri HEFA Freeman Health System (Health Revenue)	5.00	2-15-2016	1,020,000	1,105,741
St. Louis MO PFOTER 4085 (Airport Revenue) ø	0.49	7-1-2022	11,230,000	11,230,000

				15,572,835

Montana: 0.08%
Shelby MT BAN Multi-Modal Rail Project Series A (Miscellaneous Revenue)	2.00	7-1-2015	5,075,000	5,095,199

Nebraska: 0.13%
Central TX Plains NE Energy Project # 1 Series A (Utilities Revenue)	5.00	12-1-2014	7,335,000	7,595,906

Nevada: 0.33%
Las Vegas NV Redevelopment Agency Series A (Tax Revenue)	6.00	6-15-2015	2,100,000	2,178,687
Nevada Colorado River Commission Hoover Series E (GO)	5.00	10-1-2014	3,150,000	3,264,345
Washoe County NV (GO, Dexia Credit Local LIQ) 144Aø	0.41	12-9-2030	14,355,000	14,355,000

				19,798,032

New Hampshire: 0.02%
New Hampshire Health & Education Catholic Medical Center (Health Revenue)	4.00	7-1-2015	1,200,000	1,248,888

New Jersey: 6.76%
Beach Haven NJ BAN (GO)	1.25	5-15-2014	4,626,000	4,633,910
Carlstadt-East Rutherford NJ Grant Anticipation Notes (GO)	1.40	10-3-2014	6,000,000	6,014,700
East Orange NJ Capital Improvement Series A (GO, AGM Insured)	3.00	6-1-2017	1,420,000	1,493,655
East Orange NJ Capital Improvement Series A (GO, AGM Insured)	4.00	6-1-2018	650,000	708,994
East Rutherford NJ BAN (GO)	2.00	3-20-2014	2,504,000	2,508,583

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	11

Security name	Interest rate	Maturity date	Principal	Value

New Jersey (continued)
Kearny NJ BAN (GO)	1.50%	2-21-2014	$18,367,938	$18,387,592
Keyport NJ BAN (GO)	1.50	8-1-2014	7,124,700	7,153,413
Lambertville NJ BAN Series B (GO)	1.00	3-5-2014	4,696,500	4,700,116
Linden NJ BAN (GO)	1.25	5-6-2014	6,466,870	6,481,291
Long Branch NJ BAN (GO)	1.50	2-14-2014	10,000,000	10,008,100
New Jersey EDA Cigarette Tax (Tobacco Revenue)	5.00	6-15-2014	2,500,000	2,547,675
New Jersey EDA School Facilities Construciton Series N-1 (Education Revenue)	5.25	9-1-2016	835,000	902,201
New Jersey EDA School Facilities Construction (Education Revenue) ±	0.64	2-1-2015	12,000,000	12,008,280
New Jersey EDA Series E (Miscellaneous Revenue) ±	1.76	2-1-2016	59,540,000	60,251,503
New Jersey HCFR Barnabas Health Series A (Health Revenue)	5.00	7-1-2014	14,820,000	15,120,994
New Jersey Higher Education Assistance Authority Senior Series 1A (Education Revenue)	3.00	12-1-2014	1,000,000	1,021,130
New Jersey Higher Education Assistance Authority Senior Series 1A (Education Revenue)	4.00	12-1-2015	2,000,000	2,117,060
New Jersey Higher Education Assistance Authority Student Loan Series FFELP Class A-1 (Education Revenue) ±	0.54	6-1-2020	1,335,000	1,327,471
New Jersey Housing & Mortgage Finance Agency Salem Lafayette Apartments Series J (Housing Revenue) ±	0.50	12-1-2015	10,000,000	9,995,500
New Jersey PFOTER PT-4709 (Miscellaneous Revenue, Dexia Credit Local LIQ) 144Aø	0.41	9-1-2029	41,600,000	41,600,000
New Jersey PFOTER PT-4713 (GO, Ambac Insured, Dexia Credit Local LIQ) 144Aø	0.34	12-15-2021	23,050,000	23,050,000
New Jersey PFOTER PT- 4712 (Transportation Revenue, National Insured, Dexia Credit Local LIQ) 144Aø	0.41	12-15-2022	33,070,000	33,070,000
New Jersey PFOTER PT-4716 (Miscellaneous Revenue, National/FGIC Insured, Dexia Credit Local LIQ) 144Aø	0.41	9-1-2027	45,000,000	45,000,000
New Jersey TTFA PFOTER PT-109 (Transportation Revenue, Dexia Credit Local LOC, FGIC Insured, Dexia Credit Local SPA) ø	0.41	12-15-2030	35,435,000	35,435,000
Newark NJ BAN Series D (GO)	1.50	6-26-2014	4,000,000	4,014,440
Palmyra NJ BAN Series A (GO)	1.25	5-7-2014	7,334,700	7,351,203
Paterson NJ Special Emergency Notes (GO)	2.00	6-4-2014	6,236,000	6,247,412
Perth Amboy NJ General Improvement Public Safety (GO, AGM Insured)	2.00	3-15-2014	1,505,000	1,510,102
Plainfield NJ BAN (GO)	1.50	9-10-2014	14,992,000	15,041,174
Point Pleasant Beach NJ BAN (GO)	1.50	8-8-2014	9,750,000	9,790,560
Point Pleasant NJ TAN (GO)	1.00	1-15-2014	10,000,000	10,001,300
Seaside Heights NJ Series A (GO)	1.50	1-31-2014	11,011,366	11,016,321

				410,509,680

New Mexico: 0.06%
Pueblo of Sandia New Mexico Series A (GO) ø	1.56	3-1-2015	3,735,000	3,735,000

New York: 21.22%
Amsterdam NY BAN (GO)	1.50	8-6-2014	11,608,777	11,643,255
Binghamton NY BAN Series A (GO)	1.25	1-31-2014	2,258,214	2,259,953
Board Cooperative Educational Services RAN (Education Revenue)	1.00	7-31-2014	11,000,000	11,017,160
Board Cooperative Educational Services RAN (Education Revenue)	1.25	6-25-2014	3,500,000	3,506,440
Board Cooperative Educational Services RAN (Education Revenue)	1.25	6-27-2014	6,000,000	6,012,600
Broome County NY TAN (GO)	1.50	4-4-2014	11,500,000	11,521,850
Deutsche Bank Spears Lifers Trust Series DB 1087 (GO, HUD Insured) 144Aø	0.68	12-1-2029	20,940,000	20,940,000
Deutsche Bank Spears Lifers Trust Series DB 1088 (GO, HUD Insured) 144Aø	0.68	9-1-2029	12,930,000	12,930,000
Deutsche Bank Spears Lifers Trust Series DB 1089 (GO, HUD Insured) 144Aø	0.68	6-1-2030	15,125,000	15,125,000

12	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
Deutsche Bank Spears Lifers Trust Series DB 1099 (GO, HUD Insured) 144Aø	0.31%	7-1-2022	$10,535,000	$10,535,000
Deutsche Bank Spears Lifers Trust Series DB 1100 (GO, HUD Insured) 144Aø	0.31	7-1-2022	9,495,000	9,495,000
Freeport NY Series C (GO)	1.50	5-7-2014	5,369,300	5,386,428
Glen Cove NY BAN Series A (GO)	2.38	1-10-2014	3,846,926	3,848,119
Glen Cove NY Series E (GO)	1.50	4-11-2014	2,964,030	2,968,506
Greater Southern Tier of New York Board of Cooperative Educational Services RAN (Miscellaneous Revenue)	1.50	6-30-2014	22,500,000	22,573,575
Long Beach NY RAN Series B (GO, AGM Insured)	2.00	9-19-2014	8,000,000	8,022,400
Long Island NY Power Authority Series 2010-A (Miscellaneous Revenue)	5.00	5-1-2015	1,295,000	1,375,445
Metropolitan Transportation Authority New York Series 2012A-1 (Transportation Revenue) ±	0.25	11-15-2041	47,500,000	47,470,075
Metropolitan Transportation Authority New York Series A-3 (Transportation Revenue) ±	0.45	11-15-2042	50,000,000	49,918,500
Metropolitan Transportation Authority New York Sub Series 3-3B (Transportation Revenue) ±	0.42	11-1-2030	42,470,000	42,377,415
Metropolitan Transportation Authority New York Sub Series G-1 (Transportation Revenue) ±	0.53	11-1-2032	5,750,000	5,745,688
Metropolitan Transportation Authority New York Sub Series G-2 (Transportation Revenue) ±	0.64	11-1-2032	34,000,000	33,988,440
Monroe County NY Industrial Development Corporation St. John Fisher College Series A (Education Revenue)	4.00	6-1-2015	845,000	876,062
Nassau County NY BAN Series B (GO)	2.00	7-1-2014	15,000,000	15,110,400
Nassau County NY TAN Series A (GO)	2.00	9-15-2014	6,900,000	6,975,624
New York Dormitory Authority Rochester General Hospital (Health Revenue, Radian Insured)	5.00	12-1-2014	3,275,000	3,419,100
New York Dormitory Authority Rochester General Hospital (Health Revenue, Radian Insured)	5.00	12-1-2025	6,990,000	7,610,083
New York Dormitory Authority Rochester General Hospital (Health Revenue, Radian Insured)	5.00	12-1-2035	18,210,000	19,825,409
New York Dormitory Authority Series B (Education Revenue)	5.00	7-1-2015	1,000,000	1,065,760
New York Energy R&D Authority PCR Keyspan Generation Series A (IDR, Ambac Insured) ±(m)	1.20	10-1-2028	4,675,000	4,675,000
New York Energy R&D Authority PCR Rochester Gas & Electric Corporation Series C (IDR) ±	5.00	8-1-2032	4,250,000	4,634,328
New York Energy R&D Authority Series A (Resource Recovery Revenue, Ambac Insured) ±(m)(n)	0.42	7-1-2015	51,960,000	51,960,000
New York Environmental Facilities Waste Management Incorporated Project Series A (Resource Recovery Revenue) ±	2.75	7-1-2017	1,650,000	1,665,956
New York Local Government Assistance Corporation Refinance Sub Lien Series A-10V (Tax Revenue, AGM Insured) ±(m)(n)	0.09	4-1-2017	60,400,000	59,645,000
New York Local Government Assistance Series C (Tax Revenue)	5.50	4-1-2017	2,700,000	3,001,590
New York NY Adjusted Fiscal 2008 Sub Series A-3 (GO, AGM Insured) ±(m)	0.30	8-1-2026	13,475,000	13,475,000
New York NY Adjusted Fiscal 2008 Sub Series A-4 (GO, AGM Insured) ±(m)	0.34	8-1-2026	41,875,000	41,875,000
New York NY Adjusted Fiscal 2008 Sub Series C4 (GO, AGM Insured) ±(m)	0.30	10-1-2027	60,975,000	60,975,000
New York NY Adjusted Fiscal 2008 Sub Series J5 (GO, Dexia Credit Local SPA) ø	0.31	8-1-2028	25,000,000	25,000,000
New York NY Industrial Development Agency Refunding Transportation Infrastructure Properties LLC Obligated Group Series A (Airport Revenue)	5.00	7-1-2014	1,750,000	1,765,418
New York NY Industrial Development Agency Refunding Transportation Infrastructure Properties LLC Obligated Group Series A (Airport Revenue)	5.00	7-1-2015	1,920,000	1,964,275
New York NY Municipal Water Finance Authority Series AA3 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.31	6-15-2032	15,000,000	15,000,000
New York NY Municipal Water Finance Authority Series F1 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.32	6-15-2033	4,100,000	4,100,000

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	13

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
New York NY Series J Sub Series J-2 (GO, AGM Insured) ±(m)	0.30%	6-1-2036	$21,550,000	$21,550,000
New York NY Series J Sub Series J-3 (GO, AGM Insured) ±(m)	0.30	6-1-2036	29,125,000	29,125,000
New York NY Sub Series A-6 (GO, AGM Insured, Dexia Credit Local SPA) ø	0.31	11-1-2026	7,395,000	7,395,000
New York NY Sub Series J-8 (GO) ±	0.44	8-1-2021	13,700,000	13,681,779
New York NY Sub Series L-5 (GO, Dexia Credit Local SPA) ø	0.34	4-1-2035	34,000,000	34,000,000
New York NY Transitional Finance Authority NYC Recovery Series 3 (Tax Revenue, Dexia Credit Local SPA) ø	0.30	11-1-2022	21,905,000	21,905,000
New York NY Transitional Finance Authority Series 3 Sub Series 3C (Tax Revenue, Dexia Credit Local SPA) ø	0.30	11-1-2022	6,180,000	6,180,000
New York NY Transitional Finance Authority Sub Series 2E (Tax Revenue, Dexia Credit Local SPA) ø	0.30	11-1-2022	6,005,000	6,005,000
New York NY Transitional Finance Authority Sub Series A3 (Tax Revenue, Dexia Credit Local SPA) ø	0.31	8-1-2023	5,000,000	5,000,000
New York Urban Development Corporation COP James A. Farley Post Office Building Refinancing (Miscellaneous Revenue)	4.00	2-1-2015	31,860,000	32,011,335
Niagara Falls NY School District BAN Series A (Education Revenue)	1.00	6-26-2014	3,500,000	3,504,515
Oyster Bay NY BAN (GO)	5.00	8-8-2014	100,000,000	102,532,000
Oyster Bay NY BAN Series A (GO)	1.50	3-7-2014	65,260,000	65,383,341
Oyster Bay NY RAN (GO)	1.50	3-28-2014	9,000,000	9,013,050
Ramapo NY BAN Series A (GO)	4.70	5-28-2014	6,000,000	6,026,040
Rockland County NY (GO, National Insured)	3.50	1-15-2014	745,000	745,879
Rockland County NY (GO)	3.50	10-1-2014	1,340,000	1,366,626
Rockland County NY (GO)	3.50	10-1-2015	1,365,000	1,422,821
Rockland County NY BAN Series B (GO)	2.00	6-5-2014	2,352,000	2,356,445
Rockland County NY BAN Series C (GO)	2.25	4-9-2014	3,645,000	3,651,889
Rockland County NY BAN Series D (GO)	2.50	4-9-2014	1,000,000	1,000,800
Rockland County NY RAN Series A (GO)	2.25	3-14-2014	9,000,000	9,012,330
Rockland County NY TAN (GO)	2.25	3-14-2014	16,175,000	16,197,160
Suffolk County NY Public Improvement Series B (GO)	4.50	11-1-2015	1,100,000	1,170,983
Suffolk County NY Series A (GO)	4.00	4-1-2015	1,100,000	1,146,497
Suffolk County NY Series B (GO)	3.00	10-15-2014	2,010,000	2,050,039
Suffolk County NY TAN Series B (GO, AGM Insured)	2.00	10-15-2015	2,860,000	2,917,429
Suffolk County NY TAN Series I (GO)	1.50	8-14-2014	3,600,000	3,622,176
Suffolk County NY TAN Series I (GO)	2.00	9-12-2014	4,450,000	4,492,765
Suffolk County NY TAN Series II (GO) %%	1.50	8-14-2014	40,750,000	40,934,598
Suffolk County NY Water Authority BAN Series B (Water & Sewer Revenue) ±	0.46	4-1-2014	25,850,000	25,862,150
Tompkins-Seneca-Tioga Board Cooperative Educational Services RAN (Education Revenue)	1.25	6-30-2014	10,500,000	10,521,840
Triborough Bridge & Tunnel Authority New York Various Refunding Bond Sub Series AB (Transportation Revenue, AGM Insured, JPMorgan Chase & Company SPA) ø	0.25	1-1-2019	18,800,000	18,800,000
Triborough Bridge & Tunnel Authority New York Various Refunding Bond Sub Series CD (Transportation Revenue, AGM Insured) ø	0.21	1-1-2019	1,345,000	1,345,000
Triborough Bridge & Tunnel Authority New York Various Refunding General Sub Series B-4 (Transportation Revenue) ø	0.67	1-1-2029	4,500,000	4,500,000
Triborough Bridge & Tunnel Authority New York Various Refunding General Sub Series B-C (Transportation Revenue) ±	0.48	1-1-2030	13,700,000	13,681,094
Triborough Bridge & Tunnel Authority New York Various Refunding General Sub Series B-D (Transportation Revenue) ±	0.70	1-1-2031	40,800,000	40,807,752
Utica NY School District (GO)	2.00	7-1-2015	1,095,000	1,111,097
Utica NY School District (GO)	3.00	7-1-2016	960,000	997,123
Utica NY School District (GO)	3.00	7-1-2017	1,320,000	1,370,767
Utica NY School District BAN (GO)	1.50	7-31-2014	5,000,000	5,013,300

14	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
Utica NY School District RAN (GO)	1.50%	6-16-2014	$10,000,000	$10,031,000
Westchester County NY Hudson Project (Health Revenue)	2.00	1-1-2016	450,000	453,884
Westchester County NY Hudson Project (Health Revenue)	3.00	1-1-2017	500,000	514,490
Westchester County NY Hudson Project (Health Revenue)	3.00	1-1-2018	450,000	461,970
Yonkers NY Series A (GO)	2.00	7-1-2014	490,000	493,175
Yonkers NY Series A (GO)	4.00	7-1-2015	1,000,000	1,044,710
Yonkers NY Series A (GO)	4.00	7-1-2016	2,835,000	3,031,380
Yonkers NY Series B (GO)	3.00	7-1-2015	1,495,000	1,542,347
Yonkers NY Series B (GO)	3.00	7-1-2016	1,290,000	1,351,262
Yonkers NY Series C (GO)	2.00	8-15-2014	470,000	473,675
Yonkers NY Series C (GO)	4.00	8-15-2015	1,000,000	1,047,820
Yonkers NY Series C (GO)	4.00	8-15-2016	2,085,000	2,234,849
Yonkers NY Series D (GO)	3.00	8-15-2015	1,925,000	1,989,969
Yonkers NY Series D (GO)	3.00	8-15-2016	660,000	692,373

				1,288,053,378

North Carolina: 0.66%
Mecklenburg County NC Series A (Miscellaneous Revenue) ±	0.42	2-1-2028	2,465,000	2,448,928
North Carolina Capital Finance Republic Services Incorporated Project (Resource Recovery Revenue) ø	0.70	6-1-2038	10,500,000	10,500,000
North Carolina Eastern Municipal Power Refunding Series D (Utilities Revenue)	5.00	1-1-2014	4,265,000	4,265,000
North Carolina Eastern Municipal Power Refunding Series D (Utilities Revenue)	5.00	1-1-2015	11,585,000	12,127,062
North Carolina Medical Care Commission Moses Cone Health System (Health Revenue)	5.00	10-1-2015	500,000	537,780
University of North Carolina Chapel Hill Series A (Education Revenue) ±	0.56	12-1-2041	10,100,000	10,111,716

				39,990,486

North Dakota: 0.63%
Dickinson ND Series A (Tax Revenue)	3.00	10-1-2015	685,000	711,619
Dickinson ND Series A (Tax Revenue)	3.00	10-1-2017	1,100,000	1,165,505
Dickinson ND Series A (Tax Revenue)	4.00	10-1-2018	1,185,000	1,295,205
Fargo ND Health System Sanford (Health Revenue)	4.00	11-1-2014	4,485,000	4,624,663
Ward County ND Health Care Facility Trinity Obilgated Group (Health Revenue)	5.25	7-1-2016	1,000,000	1,066,750
Williston ND Series A (GO)	1.00	5-1-2014	6,995,000	7,001,785
Williston ND Series A (GO)	1.50	11-1-2014	5,990,000	6,017,075
Williston ND Series A (GO)	1.75	5-1-2015	3,500,000	3,510,150
Williston ND Series A (GO)	2.50	11-1-2015	8,000,000	8,041,120
Williston ND Series A (Tax Revenue, AGM Insured)	3.00	5-1-2016	750,000	784,508
Williston ND Series A (Tax Revenue, AGM Insured)	3.00	5-1-2017	3,875,000	4,088,358

				38,306,738

Ohio: 0.76%
Akron Bath Copley Joint Township OH District Hospital Summa Health System Series A (Health Revenue, Radian Insured)	5.25	11-15-2016	1,000,000	1,033,560
Buckeye OH Tobacco Settlement Finanace Authority Series A-1 (Miscellaneous Revenue)	5.00	6-1-2015	2,000,000	2,083,360
Cleveland OH Airport System Series C (Airport Revenue, AGM Insured)	5.00	1-1-2017	2,895,000	3,226,391
Cleveland OH Municipal School District Refinance & School Improvement (GO)	4.00	12-1-2014	1,580,000	1,629,549

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Ohio (continued)
Coventry OH Local School District BAN (GO)	1.75%	1-15-2014	$6,091,579	$6,095,173
Cuyahoga OH Metropolitan Housing Authority Fairfax Intergenerational (Housing Revenue)	2.63	4-1-2014	3,500,000	3,519,145
Muskingum County OH Hospital Facilities Genesis Healthcare System Project (Health Revenue)	5.00	2-15-2016	750,000	767,535
Oakwood Village OH BAN (GO)	1.50	9-30-2014	2,766,500	2,780,554
Ohio HFA MFHR Kingsbury Tower Apartments Project Series D (Housing Revenue)	0.65	4-1-2015	1,250,000	1,252,113
Ohio University Hospitals Health Systems Series B (Hospital Revenue) ø	0.60	1-15-2033	10,500,000	10,500,000
Ohio Water Development Authority Waste Management Project (Resource Recovery Revenue) ±	2.25	7-1-2021	1,250,000	1,264,000
Warren County OH Health Care Facilities Otterbein Homes Series A (Health Revenue)	4.00	7-1-2016	1,760,000	1,858,666
Warren County OH Health Care Facilities Otterbein Homes Series A (Health Revenue)	4.00	7-1-2017	4,375,000	4,643,450
Warrensville Heights OH BAN (GO)	1.88	9-2-2014	2,500,000	2,517,125
Warrensville Heights OH COP (GO)	2.50	12-17-2014	1,700,000	1,714,161
Warrensville Heights OH City School District School Improvement (Education Revenue, National Insured)	7.00	12-1-2014	1,150,000	1,205,338

				46,090,120

Oklahoma: 0.42%
Cleveland County OK Educational Facilities Moore Public Schools Project (Miscellaneous Revenue)	5.00	6-1-2017	4,425,000	4,962,992
Cleveland County OK Educational Facilities Moore Public Schools Project (Miscellaneous Revenue)	5.00	6-1-2018	4,200,000	4,755,996
Cushing OK Educational Authority Cushing Public Schools Project (Miscellaneous Revenue)	4.00	9-1-2018	1,565,000	1,699,574
Cushing OK Educational Authority Cushing Public Shcools Project (Miscellaneous Revenue)	3.00	9-1-2016	1,650,000	1,723,095
Oklahoma County OK Finance Authority Luther Public Schools Project (Miscellaneous Revenue)	2.00	9-1-2015	735,000	752,192
Oklahoma School District & County (GO)	0.75	6-30-2014	11,500,000	11,517,250

				25,411,099

Oregon: 0.34%
Gilliam County OR Waste Management Series A (Resource Recovery Revenue) ±144A	0.85	8-1-2025	5,900,000	5,895,693
Oregon Facilities Authority Providence Health & Services Series C (Health Revenue) ±	0.94	10-1-2020	14,500,000	14,578,155

				20,473,848

Pennsylvania: 2.14%
Allentown PA Hospital Authority Sacred Heart Hospital (Health Revenue)	6.00	11-15-2016	3,465,000	3,690,606
Berks County PA Votech School Authority (Education Revenue)	5.00	6-1-2014	1,655,000	1,684,807
Butler County PA General Authority South Park School District Project (Miscellaneous Revenue, AGM Insured, PNC Bank NA SPA) ø	0.29	8-1-2027	4,910,000	4,910,000
Delaware Valley PA Regional Financial Authority Series B (Miscellaneous Revenue, Bayerische Landesbank LOC) ø	0.30	6-1-2042	15,905,000	15,905,000
Downingtown PA School District (GO) ±	0.43	5-1-2030	6,000,000	5,978,100
Lycoming County PA Authority Association of Independent Colleges & Universities of Pennsylvania Financing Program (Education Revenue) ±	3.00	11-1-2035	4,000,000	4,150,280
Montgomery County PA IDA ACTS Retirement Community Series B (Miscellaneous Revenue)	5.00	11-15-2017	2,300,000	2,491,291

16	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Pennsylvania Department of General Services (Miscellaneous Revenue, AGM Insured)	3.00%	11-1-2014	$1,500,000	$1,528,860
Pennsylvania Department of General Services (Miscellaneous Revenue, AGM Insured)	3.00	5-1-2015	1,385,000	1,424,957
Pennsylvania Department of General Services (Miscellaneous Revenue, AGM Insured)	3.00	11-1-2015	1,500,000	1,556,565
Pennsylvania Department of General Services (Miscellaneous Revenue, AGM Insured)	4.00	5-1-2016	1,225,000	1,303,290
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project Series A (Resource Recovery Revenue) ±	4.70	11-1-2021	675,000	695,284
Pennsylvania EDFA Waste Management Incorporated (Resource Recovery Revenue) ø	0.70	8-1-2045	18,000,000	18,000,000
Pennsylvania EDFA Waste Management Project (Resource Recovery Revenue) ±	1.75	12-1-2033	15,000,000	15,073,350
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	0.61	12-1-2016	6,750,000	6,756,143
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	0.71	6-1-2014	6,770,000	6,775,958
Philadelphia PA School District Series C (GO)	5.00	9-1-2014	2,500,000	2,575,375
Philadelphia PA Water & Sewer (Water & Sewer Revenue, Ambac Insured)	5.25	12-15-2014	1,460,000	1,518,093
Pittsburgh PA Water & Sewer Authority Series C-1D (Water & Sewer Revenue, AGM Insured) ±	1.40	9-1-2035	5,995,000	6,056,029
Scranton PA TAN Series A (GO) %%	4.50	12-15-2014	6,500,000	6,435,000
St. Mary PA Hospital Authority Catholic Health Series B (Hospital Revenue) ø	0.31	12-1-2024	3,600,000	3,600,000
Tioga County PA IDA Mansfield Series C-1 (Housing Revenue)	3.00	3-1-2014	12,000,000	12,031,920
Washington County PA Washington Hospital Project (Health Revenue)	4.00	7-1-2016	1,080,000	1,149,304
Washington County PA Washington Hospital Project (Health Revenue)	4.00	7-1-2017	1,085,000	1,170,216
Westmoreland County PA IDA Excela Health Project (Miscellaneous Revenue)	4.00	7-1-2017	1,650,000	1,752,960
Westmoreland County PA IDA Excela Health Project (Miscellaneous Revenue)	5.00	7-1-2018	1,650,000	1,824,537

				130,037,925

Puerto Rico: 1.77%
Puerto Rico (GO)	5.25	7-1-2015	990,000	998,286
Puerto Rico (GO)	5.50	7-1-2016	1,000,000	1,008,110
Puerto Rico (Tax Revenue, National Insured)	6.00	7-1-2015	450,000	449,379
Puerto Rico (Tax Revenue, National Insured)	6.50	7-1-2015	4,370,000	4,363,969
Puerto Rico Aqueduct & Senior Lien Series A (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2015	3,125,000	3,122,844
Puerto Rico Electric Power Authority Series JJ (Utilities Revenue, National Insured)	5.25	7-1-2015	3,350,000	3,318,041
Puerto Rico Electric Power Authority Series KK (Utilities Revenue, AGM Insured)	5.50	7-1-2014	3,140,000	3,160,755
Puerto Rico Electric Power Authority Series L (Utilities Revenue, National Insured)	5.50	7-1-2016	1,730,000	1,698,047
Puerto Rico Electric Power Authority Series QQ (Utilities Revenue, Syncora Guarantee Incorporated Insured)	5.50	7-1-2015	1,145,000	1,099,177
Puerto Rico Electric Power Authority Series SS (Utilities Revenue, National Insured)	5.00	7-1-2015	4,365,000	4,307,906
Puerto Rico Electric Power Authority Series SS (Utilities Revenue, National Insured)	5.00	7-1-2016	525,000	509,324
Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured)	4.00	7-1-2015	1,200,000	1,193,364
Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured)	5.00	7-1-2014	1,445,000	1,451,011
Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured)	5.00	7-1-2015	1,000,000	1,004,900
Puerto Rico Government Development Bank Refunding Bond (Miscellaneous Revenue, National Insured) ±	4.75	12-1-2015	39,790,000	38,899,898
Puerto Rico HFA Subordinated Capital Fund Modernization (Housing Revenue, HUD Insured)	5.50	12-1-2015	4,640,000	4,776,277
Puerto Rico Highway & Transportation Authority Series A (Tax Revenue, Ambac Insured)	5.50	7-1-2014	500,000	499,470
Puerto Rico Highway & Transportation Authority Series K (Transportation Revenue)	5.00	7-1-2014	1,595,000	1,573,276
Puerto Rico Highway & Transportation Authority Series Y (Tax Revenue, AGM Insured)	6.25	7-1-2014	1,145,000	1,156,782
Puerto Rico Highway & Transportation Authority Series Z (Tax Revenue, National Insured)	6.25	7-1-2015	5,590,000	5,590,168

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority Unrefunded Balance Series W (Tax Revenue, National Insured)	5.50%	7-1-2015	$1,450,000	$1,439,749
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Miscellaneous Revenue)	5.00	10-1-2017	2,355,000	2,280,558
Puerto Rico Municipal Finance Agency Series A (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2014	1,420,000	1,425,510
Puerto Rico Municipal Finance Agency Series C (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2014	3,895,000	3,910,113
Puerto Rico Municipal Finance Agency Series C (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2016	4,650,000	4,652,604
Puerto Rico Public Improvement Series A (GO, AGM Insured)	5.00	7-1-2015	1,115,000	1,123,697
Puerto Rico Public Improvement Series A (GO, National Insured)	5.50	7-1-2014	5,215,000	5,215,104
Puerto Rico Public Improvement Series A (Tax Revenue, National Insured)	5.50	7-1-2015	1,020,000	1,012,789
Puerto Rico Series A (GO, AGM Insured)	5.00	7-1-2016	6,015,000	6,016,383

				107,257,491

Rhode Island: 0.32%
Cranston RI Series B (GO)	2.00	7-1-2014	1,250,000	1,260,038
Cranston RI Series B (GO)	3.00	7-1-2015	1,000,000	1,035,790
Rhode Island Convention Center Authority (Miscellaneous Revenue, National Insured)	5.25	5-15-2015	8,995,000	9,173,191
Rhode Island Health & Education Building Finance Corporation (Education Revenue)	5.00	5-15-2017	7,145,000	7,698,380
Rhode Island Student Loan Authority Program Senior Series A (Education Revenue)	4.00	12-1-2015	410,000	428,958

				19,596,357

South Carolina: 0.15%
Charleston County SC Care Alliance Health Services Series A (Health Revenue, AGM Insured)	5.13	8-15-2015	2,000,000	2,136,280
Jasper County SC BAN (Miscellaneous Revenue)	1.25	2-7-2014	3,000,000	3,000,450
South Carolina Jobs EDA Refunding Palmetto Health Series A (Health Revenue, AGM Insured)	2.75	8-1-2014	870,000	880,553
South Carolina Public Services Authority Santee Cooper Series C (Water & Sewer Revenue)	5.00	12-1-2014	3,185,000	3,323,962

				9,341,245

Tennessee: 1.11%
Clarksville TN Natural Gas Acquisition Corporation (Utilities Revenue)	5.00	12-15-2016	2,585,000	2,844,172
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	2-1-2014	3,415,000	3,426,679
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-2014	22,150,000	22,731,881
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-2015	15,575,000	16,460,439
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-2016	4,315,000	4,646,435
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2017	1,330,000	1,463,120
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2016	6,630,000	7,090,851
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2017	6,850,000	7,418,002
Unicoi County TN (GO, National Insured)	5.00	4-1-2015	1,100,000	1,133,154

				67,214,733

18	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Texas: 9.74%
Arlington TX Special Obligation Dallas Cowboys Series A (Tax Revenue, National Insured)	5.00%	8-15-2034	$2,515,000	$2,547,267
Central TX Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	3.00	1-1-2014	100,000	100,000
Central TX Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	4.00	1-1-2015	250,000	253,830
Central TX Regional Mobility Authority Sub Lien (Transportation Revenue)	4.00	1-1-2015	400,000	403,084
Coastal Bend TX Health Facilities Development Corporation (Health Revenue, AGM Insured) ±(m)	0.69	7-1-2031	33,200,000	33,200,000
Denton TX Independent School District (GO) ±	2.00	8-1-2043	16,000,000	16,462,400
Eagle Mountain & Saginaw TX Independent Various School Building (GO, Permanent School Fund Insured) ±	2.50	8-1-2050	2,000,000	2,024,900
Galveston TX Hotel Occupancy Series B (Tax Revenue, AGM Insured)	4.00	9-1-2016	420,000	451,756
Gulf Coast TX IDA (IDR, BNP Paribas LOC) ø	0.60	11-1-2019	4,850,000	4,850,000
Gulf Coast Waste Disposal Authority Waste Management of Texas Series B (Resource Recovery Revenue) ±	0.85	5-1-2028	7,750,000	7,744,343
Harris County TX Cultural Education Refunding Mortgage Baylor College (Health Revenue) ±	1.11	11-15-2045	13,375,000	13,406,833
Harris County TX Health Facilities Development Corporation Series A3 (Health Revenue, AGM Insured) ±(m)	0.58	7-1-2031	39,550,000	39,550,000
Harris County TX Health Facilities Development Corporation Series A4 (Health Revenue, AGM Insured) ±(m)	0.50	7-1-2031	26,150,000	26,150,000
Harris County TX Senior Lien Toll Road Series B (Transportation Revenue) ±	0.65	8-15-2021	25,430,000	25,506,799
Houston TX PFOTER 265 (Water & Sewer Revenue, AGM Insured, Dexia Credit Local LIQ) ø	0.31	12-1-2028	6,850,000	6,850,000
Houston TX Utility System Combined First Lien Security Industry & Financial Market Association Index Series A (Water & Sewer Revenue) ±	0.61	5-15-2034	29,950,000	29,920,350
Hunt TX Memorial Hospital (Hospital Revenue) ø	0.35	8-15-2017	2,000,000	2,000,000
Katy TX Independent School District Series C (GO, Permanent School Fund Insured) ±	0.76	8-15-2036	14,500,000	14,516,385
Lower Colorado River TX Authority Revenue Prefunded Series 2012-8 (Utilities Revenue, Ambac Insured)	5.25	5-15-2014	25,000	25,106
North Texas Higher Education Authority Incorporated Student Loan Series 1 Class A1 (Education Revenue) ±	0.65	7-1-2019	8,830,000	8,829,735
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (IDR) ø	0.75	11-1-2040	58,000,000	58,000,000
Sam Rayburn TX Municipal Power Agency (Utilities Revenue)	5.00	10-1-2015	1,710,000	1,830,179
San Antonio TX Electric & Gas Refunding System Junior Lien Series B (Utilities Revenue) ±	2.00	12-1-2027	2,075,000	2,128,660
San Antonio TX Junior Lien No Reserve Fund Series F (Miscellaneous Revenue) ±	0.74	5-1-2043	12,000,000	11,999,040
Sherman TX Independent School District School Building (GO, Banco Bilboa Vizcaya SPA) ±	0.75	8-1-2036	4,000,000	4,001,800
Tarrant County TX Cultural Education Facilities Finance Corporation Hendrick Medical Center (Education Revenue)	4.00	9-1-2017	550,000	598,450
Tarrant County TX Cultural Education Facilities Finance Corporation Series 2973 (Education Revenue) 144Aø	0.26	11-15-2029	14,000,000	14,000,000
Texas Municipal Gas Acquisition & Supply Corporation I Gas Supply Revenue Senior Lien Series A (Utilities Revenue)	5.00	12-15-2014	4,195,000	4,350,509
Texas Municipal Gas Acquisition & Supply Corporation I Series A (Utilities Revenue)	5.00	12-15-2015	1,640,000	1,756,210
Texas Municipal Gas Acquisition & Supply Corporation II Series 1993B (Utilities Revenue, BNP Paribas LIQ) 144Aø	0.21	9-15-2018	31,000,000	31,000,000
Texas Municipal Gas Acquisition & Supply Corporation II Series A (Utilities Revenue) ±	0.86	9-15-2017	30,970,000	30,584,424
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2014	2,000,000	2,074,140
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2015	2,900,000	3,085,078

Portfolio of investments—December 31, 2013 (unaudited)	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00%	12-15-2016	$2,500,000	$2,724,250
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue) ±	0.53	9-15-2017	69,665,000	69,451,128
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue) ±	0.71	12-15-2017	4,285,000	4,257,362
Texas Public Finance Authority Sourthern University Financing System (Education Revenue)	4.00	11-1-2014	2,680,000	2,752,708
Texas Public Finance Authority Southern University Financing System (Education Revenue)	4.00	11-1-2015	4,000,000	4,220,360
Texas Public Finance Authority Southern University Financing System (Education Revenue)	5.00	11-1-2016	2,080,000	2,291,099
Texas SA Energy Acquisition Public Facility Corporation (Utilities Revenue)	5.25	8-1-2015	2,185,000	2,313,128
Texas Transportation Commission State Highway Series B (Transportation Revenue, Banco Bilboa Vizcaya SPA) ø	0.35	4-1-2026	41,500,000	41,500,000
Texas Transportation Commission Turnpike System First Tier PUTTER Series B (Transportation Revenue) ±	1.25	8-15-2042	46,000,000	46,155,020
Weslaco TX Health Facilities Development Various Refunding & Improvement Knapp Medical Center Series A (Health Revenue, Compass Bank LOC) ø	0.70	6-1-2038	7,215,000	7,215,000
Weslaco TX Health Facilities Development Various Refunding & Improvement Knapp Medical Center Series B (Health Revenue, Compass Bank LOC) ø	0.70	6-1-2031	8,305,000	8,305,000

				591,386,333

Virgin Islands: 0.22%
Virgin Islands PFA Senior Lien Matching Fund Loan Series A (Miscellaneous Revenue)	4.00	10-1-2016	1,700,000	1,787,686
Virgin Islands PFA Senior Lien Matching Fund Loan Series A (Water & Sewer Revenue)	5.25	10-1-2017	2,000,000	2,075,560
Virgin Islands PFA Senior Lien Series B (Miscellaneous Revenue)	5.00	10-1-2017	6,950,000	7,667,588
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-2015	2,000,000	2,117,540

				13,648,374

Virginia: 0.83%
Fairfax County VA EDA Mount Vernon Ladies Association Project (IDR, SunTrust Bank LOC) ø	0.24	6-1-2037	13,600,000	13,600,000
Fredericksburg VA EDA Mary Washington Healthcare Group Series A (Miscellaneous Revenue) ±	1.96	8-1-2038	10,405,000	10,425,810
Virginia Public Building Authority Series A (Miscellaneous Revenue)	3.50	8-1-2015	7,000,000	7,018,690
Virginia Small Business Financing Authority (Health Revenue)	9.00	7-1-2039	17,970,000	19,066,529

				50,111,029

Washington: 0.12%
Washington EDFA Series D (Resource Recovery Revenue) ±	2.00	11-1-2017	7,000,000	7,057,820

West Virginia: 0.33%
Mason County WV PCR Appalachian Power Company (Utilities Revenue) ±	2.00	10-1-2022	20,000,000	20,154,200

Wisconsin: 0.31%
Milwaukee County WI Series A (Airport Revenue)	5.00	12-1-2015	295,000	318,320
Milwaukee County WI Series A (Airport Revenue)	5.00	12-1-2016	345,000	383,474
Milwaukee County WI Series B (Airport Revenue)	4.00	12-1-2014	390,000	402,371
Milwaukee County WI Series B (Airport Revenue)	4.00	12-1-2015	390,000	413,431
Milwaukee County WI Series B (Airport Revenue)	4.00	12-1-2016	385,000	416,917
Milwaukee County WI Series B (Airport Revenue)	4.00	12-1-2017	385,000	418,815
Milwaukee County WI Series F9 (GO) ±	0.51	2-15-2032	7,500,000	7,512,300

20	Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	Portfolio of investments—December 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Wisconsin (continued)
Racine WI Elderly Housing Authority Wisconsin Housing Preservation Corporation (Housing Revenue) ø	0.95%	10-1-2042	$470,000	$470,000
Waukesha WI Housing Preservation Corporation (Housing Revenue) ø	0.95	12-1-2042	5,940,000	5,940,000
Wilmot WI Union High School District (GO)	2.70	6-18-2014	2,440,000	2,451,688

				18,727,316

Wyoming: 0.58%
Sweetwater County WY Series 88-A (Energy Revenue) ø	0.52	1-10-2014	35,000,000	35,000,000

Total Municipal Obligations (Cost $5,945,561,400)				5,953,838,717

	Yield		Shares

Short-Term Investments: 1.89%

Investment Companies: 1.89%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (u)(l)##	0.01		114,682,400	114,682,400

Total Short-Term Investments (Cost $114,682,400)				114,682,400

Total investments in securities (Cost $6,060,243,800) *	99.99%	6,068,521,117
Other assets and liabilities, net	0.01	511,642

Total net assets	100.00%	$6,069,032,759

±	Variable rate investment. The rate shown is the rate in effect at period end.

(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.

(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

¤	Security issued in zero coupon form with no periodic interest payments.

%%	Security issued on a when-issued basis.

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Investment in an affiliate

##	All or a portion of this security has been segregated for when-issued securities.

*	Cost for federal income tax purposes is $6,060,214,359 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$16,185,685
Gross unrealized depreciation	(7,878,927)

Net unrealized appreciation	$8,306,758

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

=================================================================================

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

===================================================================================

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

======================================================================================================

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

================================================================

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

=====================================

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

=================

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: February 27, 2014

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date: February 27, 2014